UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2024

Bitcoin Strategy ProFund	BTCFX
Short Bitcoin Strategy ProFund	BITIX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
5	Expense Examples

Consolidated Schedules of Portfolio Investments
8	Bitcoin Strategy ProFund
9	Short Bitcoin Strategy ProFund
11	Consolidated Statements of Assets and Liabilities
13	Consolidated Statements of Operations
15	Consolidated Statements of Changes in Net Assets
17	Consolidated Statements of Cash Flows
19	Consolidated Financial Highlights
21	Notes to Consolidated Financial Statements
34	Board Approval of Investment Advisory Agreement
38	Liquidity Risk Management Program

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Message from the Chairman

Dear Shareholder:

Given the promise and potential of innovations like cryptocurrencies, ProFunds is committed to providing you, our investors, with products and services designed to help you meet your investment objectives. The following is the ProFunds Bitcoin Strategies Semiannual Report for the six months ended January 31, 2024.

ProFunds Designed for Capturing Bitcoin-Linked Returns

Whether prices are going up or down, ProFunds bitcoin-linked strategies enable investors to target the performance of the world’s largest cryptocurrency. The Bitcoin Strategy ProFund (BTCFX) provides a convenient way for investors to gain exposure to bitcoin-linked returns through investments in bitcoin futures. The Short Bitcoin Strategy ProFund (BITIX) gives investors an opportunity to profit on days when the price of bitcoin falls. BITIX seeks daily investment results that correspond to the inverse (-1x) of the return of the S&P CME Bitcoin Futures Index.

Fall Rally Drives Strong Performance

Bitcoin, and bitcoin futures, experienced strong performance over the reporting period. Following a generally quiet summer during which bitcoin traded within a relatively narrow range, pricing appreciated dramatically beginning in October, with the rally continuing into the new year. The bitcoin futures market rose 37.57% for the full six-month reporting period, as measured by the S&P CME Bitcoin Futures Index.

A number of factors contributed to the rally, including a reduction in the industry turmoil that followed the collapse of crypto exchange FTX. In particular, investor anticipation that federal regulators could be warming to digital assets, which would broaden investor access to cryptocurrencies, generated excitement around the asset. Moderating inflation and declining bond yields also provided a boost to a number of asset classes, including cryptocurrencies.

Increasing Crypto Market Adoption, Despite Challenges

Underscoring the performance of crypto-linked assets during the reporting period have been at least two competing forces. On the one hand, cryptocurrencies are increasingly becoming integrated into the financial services industry and our day-to-day lives. They are part of a broader transformation of the infrastructure supporting our financial system that includes the growing use of the blockchain and other emerging technologies.

On the other hand, the challenges of spot cryptocurrency markets over the past couple of years must not be overlooked. In particular, there has been heightened concern over the practices of several largely unregulated cryptocurrency exchanges and other third-party service providers. Lingering questions over whether cryptocurrency brokerage accounts are segregated in the event of bankruptcy, among other issues, suggest that the financial infrastructure supporting the spot cryptocurrency market is still developing.

1

Regulated Solutions for Targeting Bitcoin-Linked Returns

ProFunds’ bitcoin-linked strategies, BTCFX and BITIX, invest in regulated futures that trade on regulated exchanges. Our strategies also have stringent custodial protocols and independent boards with a fiduciary duty to shareholders. These multiple layers of regulation should provide ProFunds investors with confidence as they navigate the uncertainties and challenges of the cryptocurrency space.

ProFunds has a long and successful history of pioneering some of the industry’s most innovative mutual funds. Our bitcoin strategies build on this tradition, providing investors with a breadth of choices that allows them to adapt their investments to their latest market views. We thank you for the trust and confidence you have placed in us by choosing ProFunds, and we appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bitcoin Strategy ProFund

Investment Objective: The Bitcoin Strategy ProFund seeks investment results, before fees and expenses, that correspond to Bitcoin returns. The Fund currently seeks to achieve this objective primarily through investments in Bitcoin futures contracts. The Fund does not invest directly in Bitcoin.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Short Bitcoin Strategy ProFund

Investment Objective: The Short Bitcoin Strategy ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P CME Bitcoin Futures Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund does not invest directly in Bitcoin nor does it directly short Bitcoin.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Expense Examples

6 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transaction costs. If these transaction costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2024.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2024.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 8/1/23	Ending Account Value 01/31/24	Expenses Paid During the Period*	Ending Account Value 01/31/24	Expenses Paid During the Period*
Bitcoin Strategy ProFund – Investor	1.37%	$1,000.00	$1,390.60	$8.23	$1,018.25	$6.95
Short Bitcoin Strategy ProFund – Investor	1.38%	1,000.00	646.50	5.71	1,018.20	7.00

*	Expenses are equal to the average account value multiplied by the ProFund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Consolidated Schedules of Portfolio Investments

8 :: Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

U.S. Treasury Obligation (58.0%)

	Principal Amount	Value
U.S. Treasury Bills, 5.19%+, 2/8/24^	$63,000,000	$62,936,664
TOTAL U.S. TREASURY OBLIGATION (Cost $62,936,545)		62,936,664

Repurchase Agreement(a) (14.5%)
Repurchase Agreement with UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24, total to be received $15,702,720 (Collateralized by U.S. Treasury Bills, effective yield or interest rate in effect at January 31, 2024, 5.26%, due 2/20/24, total value $16,014,604)	15,700,496	15,700,496
TOTAL REPURCHASE AGREEMENTS (Cost $15,700,496)		15,700,496
TOTAL INVESTMENT SECURITIES (Cost $78,637,041)—72.5%		78,637,160
Reverse Repurchase Agreements including accrued interest—(41.4)%		(44,961,756)
Net other assets (liabilities)—68.9%		74,860,102
NET ASSETS—100.0%		$108,535,506

+	Reflects the effective yield or interest rate in effect at January 31, 2024.
^	$44,955,000 of this security has been pledged as collateral for reverse repurchase agreements.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	250	4/1/24	$53,975,000	$3,223,245
CME Bitcoin Futures Contracts	253	2/26/24	54,160,975	(1,990,576)
			$108,135,975	$1,232,669

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Consolidated Schedule of Portfolio Investments :: Short Bitcoin Strategy ProFund :: 9

U.S. Treasury Obligation (54.3%)

	Principal Amount	Value
U.S. Treasury Bills, 5.19%+, 2/8/24^	$350,000	$349,648
TOTAL U.S. TREASURY OBLIGATION (Cost $349,650)		349,648
TOTAL INVESTMENT SECURITIES (Cost $349,650)—54.3%		349,648
Reverse Repurchase Agreements including accrued interest—(46.6)%		(299,745)
Net other assets (liabilities)—92.3%		593,888
NET ASSETS—100.0%		$643,791

+	Reflects the effective yield or interest rate in effect at January 31, 2024.
^	$299,700 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	2	2/26/24	$(428,150)	$(28,632)
CME Micro Bitcoin Futures Contracts	50	2/26/24	(214,075)	552
			$(642,225)	$(28,080)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Consolidated Statements of Assets and Liabilities

12 :: Consolidated Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
ASSETS:
Total Investment Securities, at cost	$78,637,041	$349,650
Securities, at value	62,936,664	349,648
Repurchase agreements, at value	15,700,496	—
Total Investment Securities, at value	78,637,160	349,648
Cash	50,251,767	373,288
Segregated cash balances for futures contracts with brokers	27,174,601	135,828
Interest receivable	2,369	16
Receivable for capital shares issued	1,256,671	73,393
Due from Advisor under an expense limitation agreement	—	4,494
Variation margin on futures contracts	—	13,495
Prepaid expenses	21,013	2,704
TOTAL ASSETS	157,343,581	952,866
LIABILITIES:
Reverse repurchase agreements, including accrued interest	44,961,756	299,745
Futures commission merchant (FCM) fees payable	18,103	148
Payable for capital shares redeemed	1,024,732	245
Variation margin on futures contracts	2,691,125	—
Advisory fees payable	38,007	—
Management services fees payable	12,669	—
Administration fees payable	7,634	56
Transfer agency fees payable	6,273	81
Fund accounting fees payable	5,541	1,282
Compliance services fees payable	381	2
Service fees payable	485	4
Other accrued expenses	41,369	7,512
TOTAL LIABILITIES	48,808,075	309,075
Commitments and contingencies (Note 4)
NET ASSETS	$108,535,506	$643,791
NET ASSETS CONSIST OF:
Capital	$83,569,455	$729,745
Total distributable earnings (loss)	24,966,051	(85,954)
NET ASSETS	$108,535,506	$643,791
NET ASSETS:
Investor Class	$108,535,506	$643,791
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	5,439,349	83,286
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.95	$7.73

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Operations

14 :: Consolidated Statements of Operations :: For the Periods Indicated (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Interest	$1,577,775	$8,406
TOTAL INVESTMENT INCOME	1,577,775	8,406
EXPENSES:
Advisory fees	167,644	1,117
Management services fees	55,881	372
Administration fees	20,538	214
Transfer agency fees	15,758	374
Administrative services fees	89,655	427
Registration and filing fees	16,033	14,833
Custody fees	9,282	183
Fund accounting fees	27,078	9,322
Trustee fees	1,084	10
Compliance services fees	408	3
Service fees	2,339	23
Futures commission merchant (FCM) fees	80,199	565
Interest expense	21,563	180
Other fees	46,712	333
Total Gross Expenses before reductions	554,174	27,956
Expenses reduced and reimbursed by the Advisor	(37,997)	(24,520	)(a)
Fees paid indirectly	(4,620)	(26)
TOTAL NET EXPENSES	511,557	3,410
NET INVESTMENT INCOME (LOSS)	1,066,218	4,996
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,574)	(8)
Net realized gains (losses) on futures contracts	19,347,978	(109,666)
Change in net unrealized appreciation/depreciation on investment securities	2,757	19
Change in net unrealized appreciation/depreciation on futures contracts	2,671,765	(29,709)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	22,020,926	(139,364)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,087,144	$(134,368)

(a) Amount includes $14,208 of contractual expense reductions and an additional $10,312 of voluntary expense reductions.

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

16 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin Strategy ProFund		Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,066,218	$147,950	$4,996	$(508)
Net realized gains (losses) on investments	19,346,404	9,392,913	(109,674)	(280,629)
Change in net unrealized appreciation/depreciation on investments	2,674,522	(3,174,180)	(29,690)	2,745
Change in net assets resulting from operations	23,087,144	6,366,683	(134,368)	(278,392)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,441,534)	(5,177,130)	(1,707)	—
Change in net assets resulting from distributions	(1,441,534)	(5,177,130)	(1,707)	—
Change in net assets resulting from capital transactions	31,721,595	30,431,043	(82,328)	735,177
Change in net assets	53,367,205	31,620,596	(218,403)	456,785
NET ASSETS:
Beginning of period	55,168,301	23,547,705	862,194	405,409
End of period	$108,535,506	$55,168,301	$643,791	$862,194
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$94,591,920	$85,049,343	$8,643,611	$13,846,028
Distributions reinvested	1,433,767	5,134,918	1,707	—
Value of shares redeemed	(64,304,092)	(59,753,218)	(8,727,646)	(13,110,851)
Change in net assets resulting from capital transactions	$31,721,595	$30,431,043	$(82,328)	$735,177
SHARE TRANSACTIONS:
Investor Class
Issued	5,310,028	6,201,731	862,794	798,103
Reinvested	91,422	337,455	217	—
Redeemed	(3,719,857)	(4,464,986)	(851,335)	(746,122)
Change in shares	1,681,593	2,074,200	11,676	51,981

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Cash Flows

18 :: Consolidated Statements of Cash Flows :: For the Periods Indicated (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$23,087,144	$(134,368)
Less: Net realized gains (losses) on investment securities	1,574	8
Less: Change in net unrealized appreciation/depreciation on investment securities	(2,757)	(19)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	(44,231,747)	1,592
Amortization (accretion) of premiums and discounts, net	(483,565)	(2,046)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	(4,494)
Interest receivable	(2,369)	(16)
Variation margin receivable on futures contracts	—	(6,345)
Prepaid expenses	(1,640)	8,908
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	1,668	(7)
Futures commission merchant (FCM) fees payable	12,124	96
Variation margin payable on futures contracts	2,227,675	—
Advisor fees payable	20,161	(2,036)
Management fees payable	6,721	(679)
Administration fees payable	3,482	21
Transfer agency fees payable	2,664	(39)
Fund accounting fees payable	1,941	12
Compliance services fees payable	168	(2)
Service fees payable	142	1
Other accrued expenses	349	(4,907)
Net cash provided by (used in) operating activities	$(19,356,265)	$(144,320)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	143,800,720	1,198,250
(Repayments of) reverse repurchase agreements	(132,765,820)	(1,247,727)
Proceeds from capital shares issued	93,519,660	8,577,120
Cash paid for capital shares redeemed	(63,308,759)	(8,727,401)
Cash distributions paid to shareholders	(7,767)	—
Net cash provided by (used in) financing activities	$41,238,034	$(199,758)
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	21,881,769	(344,078)
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	55,544,599	853,194
Cash and segregated cash balances for futures contracts with brokers at the end of period	$77,426,368	$509,116
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	50,251,767	373,288
Segregated cash balances for futures contracts with brokers	27,174,601	135,828
Total cash and segregated cash balances for futures contracts with brokers	$77,426,368	$509,116
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$19,895	$187
Non-cash financing activities not included herein consists of reinvestments of distributions	1,433,767	1,707

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Financial Highlights

20 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Bitcoin Strategy ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$14.68	0.24	5.39	5.63	(0.36)	(0.36)
Year Ended July 31, 2023	$13.99	0.06	2.46	2.52	(1.83)	(1.83)
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	—	—
July 28, 2021 through July 31, 2021(g)	$25.00	— (h)	(0.30)	(0.30)	—	—
Short Bitcoin Strategy ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$12.04	0.10	(4.36)	(4.26)	(0.05)	(0.05)
Year Ended July 31, 2023	$20.65	(0.02)	(8.59)	(8.61)	—	—
June 21, 2022 through July 31, 2022(g)	$25.00	(0.04)	(4.31)	(4.35)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(e)

$19.95	39.06%	1.49%	1.37	%(f)	2.86%	$108,536	—
$14.68	18.23%	1.61%	1.35	%(f)	0.46%	$55,168	—
$13.99	(43.36)%	1.93%	1.25	%(f)	(1.17)%	$23,548	—
$24.70	(1.20)%	24.80%	1.30	%(f)	(1.28)%	$524	—

$7.73	(35.35)%	11.30%	1.38	%(i)(j)	2.02%	$644	—
$12.04	(41.69)%	13.36%	1.35	%(i)(j)	(0.10)%	$862	—
$20.65	(17.40)%	17.68%	1.88	%(i)(k)	(1.39)%	$405	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including futures contracts).
(f)	Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.04%, 0.84% and 0.84% for the period ended January 31, 2024, the years ended July 31, 2023 and July 31, 2022, and the period ended July 31, 2021, respectively.
(g)	Period from commencement of operations.
(h)	Amount is less than $0.005.
(i)	Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.08%,1.06% and 1.26% for the period ended January 31, 2024, the year ended July 31, 2023 and the period ended July 31, 2022, respectively.
(j)	For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.
(k)	For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the financial statements.

Notes to Consolidated Financial Statements

22 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Digital Assets ProFunds:

Bitcoin Strategy ProFund

Short Bitcoin Strategy ProFund

Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Short Bitcoin Strategy Portfolio, respectively (each a “Subsidiary”) Each Subsidiary is a wholly-owned subsidiary of the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy “regulated investment company” (“RIC”) tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its’ total assets in its respective Subsidiary. As of January 31, 2024, the net assets of ProFund Bitcoin Strategy Portfolio were 19.2% of the adjusted net assets of Bitcoin Strategy ProFund and the net assets of ProFunds Short Bitcoin Strategy Portfolio were 18.1% of the adjusted net assets of Short Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund’s investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund’s role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its’ shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 23

the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund’s Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund’s obligations with respect to reverse repurchase agreements.

As of January 31, 2024, the ProFunds’ outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	5.41%	$(44,955,000)	2/1/2023	$(44,955,000)	$(44,961,756)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	5.41%	(299,700)	2/1/2023	(299,700)	(299,745)

For the period ended January 31, 2024, the average daily balance outstanding and average interest rate on the ProFunds’ reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund
Average daily balance outstanding	$(28,760,144)
Average interest rate	5.40%
Short Bitcoin Strategy ProFund
Average daily balance outstanding	$(239,650)
Average interest rate	5.40%

24 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(44,961,756)	$44,955,000
Short Bitcoin Strategy ProFund	UMB Bank N.A.	(299,745)	299,700

(1)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin Strategy ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin Strategy ProFund may obtain investment exposure through derivative instruments, such as futures contracts, that the ProFund should hold to approximate the inverse (-1x) of the daily performance of its benchmark. All derivative instruments held during the period ended January 31, 2024, were utilized to gain inverse exposure to the ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin Strategy ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin Strategy ProFund is actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin Strategy ProFund’s investment objective. Accordingly, the Bitcoin Strategy ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at period end are reflected on each respective ProFund’s Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2024. The notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

In connection with its management of both series of the Trust included in this report (Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 25

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2024.

	Assets	Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$1,232,669	$—
Short Bitcoin Strategy ProFund	—	28,080

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Consolidated Statement of Operations, categorized by risk exposure, for the period ended January 31, 2024.

Fund	Net Realized Gains (Losses) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$19,347,978	$2,671,765
Short Bitcoin Strategy ProFund	(109,666)	(29,709)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

26 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

Distributions to Shareholders

Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical assets

●	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 27

(“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the period.

A summary of the valuations as of January 31, 2024, based upon the three levels defined above, is included in the table below for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$62,936,664	$—	$62,936,664	$—
Repurchase Agreements	—	—	15,700,496	—	15,700,496	—
Futures Contracts	—	1,232,669	—	—	—	1,232,669
Total	$—	$1,232,669	$78,637,160	$—	$78,637,160	$1,232,669
Short Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$349,648	$—	$349,648	$—
Futures Contracts	—	(28,080)	—	—	—	(28,080)
Total	$—	$(28,080)	$349,648	$—	$349,648	$(28,080)

^	Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund’s net assets in excess of $2 billion. During the period ended January 31, 2024, no ProFund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

28 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period ended January 31, 2024, no payments were made under this plan by either ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended January 31, 2024, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2023 through November 30, 2024	For the Period December 1, 2022 through November 30, 2023
Bitcoin Strategy ProFund	1.10%	1.10%
Short Bitcoin Strategy ProFund	1.10%	No contractual limitation

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2024, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of January 31, 2024, no commitment or contingent liability is expected.

	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Bitcoin Strategy ProFund	$37,042	$187,791	$64,595	$10,993	$300,421
Short Bitcoin Strategy ProFund	—	—	—	14,208	14,208

Prior to December 1, 2023, the Advisor had voluntarily agreed to waive advisory and management services fees, and reimburse certain other expenses of the Short Bitcoin Strategy ProFund, as consolidated with its Subsidiary, inclusive of interest expense on reverse repurchase agreements and Futures Commission Merchant fees (but exclusive of brokerage costs, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) in order to limit the annualized operating expenses of the consolidated ProFund to 1.35%. Amounts waived voluntarily are not subject to recoupment at a future date. This voluntary waiver was discontinued on December 1, 2023 and replaced by the contractual expense limitation detailed above.

5. Securities Transactions

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund generally invest in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 29

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to bitcoin through derivatives (i.e., bitcoin futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund’s position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Holding Period Risk

The Short Bitcoin Strategy ProFund is a “geared” fund (“Geared Fund”) in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Risk

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit a ProFund’s ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund’s returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to

30 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

liquidate positions to under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin Strategy ProFund is subject to correlation risk. A number of factors may affect the ProFund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFunds invests, and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect inverse (-1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund’s correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund’s ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders’ investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 31

Active Management Risk

Bitcoin Strategy ProFund is actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving the ProFund’s investment objective. The Advisor’s judgements about the ProFund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Bitcoin Strategy ProFund fails to produce the intended results, the ProFund could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin Strategy ProFund seeks to obtain inverse or “short” exposure to bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin Strategy ProFund’s ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the ProFunds’ ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds’ futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund. Any disruption in a ProFund’s ability to obtain exposure to Bitcoin futures contracts will cause the ProFund’s performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin Strategy ProFund’s inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund (through through their investments in their respective Subsidiaries) have exposure to futures contracts and are subject to risks related to “rolling” of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified,

32 :: Notes to Consolidated Financial Statements :: January 31, 2024 (unaudited)

in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty’s ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund’s investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the cryptocurrency (such as Bitcoin) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the ProFunds.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2023				Year End 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
October 31
Bitcoin Strategy ProFund	$6,230,808	$—	$—	$6,230,808	$—	$—	$—	$—

January 31, 2024 (unaudited) :: Notes to Consolidated Financial Statements :: 33

As of the latest tax year ended October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin Strategy ProFund	$11,242	$—	$(9,889)	$(8,027,159)	$(8,025,806)
Short Bitcoin Strategy ProFund	459	—	(70)	(452,379)	(451,990)

As of the latest tax year ended October 31, 2023, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below.

Fund	No Expiration Date
Bitcoin Strategy ProFund	$9,889
Short Bitcoin Strategy ProFund	70

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2023, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitcoin Strategy ProFund	$55,134,595	$12,166,350	$(20,193,509)	$(8,027,159)
Short Bitcoin Strategy ProFund	722,194	—	(452,379)	(452,379)

8. Subsequent Events

On February 28, 2024, the Board of Trustees approved a change to the Short Bitcoin Strategy ProFund’s underlying index from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index, which resulted in a change to the ProFund’s investment objective. This change became effective on March 15, 2024.

Following this change, the ProFund’s investment objective became: Short Bitcoin Strategy ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Bitcoin Index. The Fund does not directly short Bitcoin. In this manner, the Fund seeks daily returns that correspond to the inverse (-1x) of the price of Bitcoin. The ProFund seeks to achieve its stated investment objective for a single day, not for any other period of time.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds’ financial statements.

34 :: Board Approval of Investment Advisory Agreement :: January 31, 2024 (unaudited)

At a meeting held on September 11-12, 2023, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a “Geared Fund” and, collectively, the “Geared Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

●	information about the advisory services that were being provided by the Advisor with respect to the Funds;
●	the Advisor’s Form ADV;
●	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
●	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
●	information regarding advisory fees earned versus advisory fees waived for previous periods;
●	performance information for prior periods;
●	comparative industry fee data;
●	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
●	information regarding the Advisor’s trade allocation and best execution policies and procedures;
●	information about the financial condition of the Advisor;
●	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures; and
●	the Advisor’s reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the “Peer Group”) with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund- by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

●	the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;
●	the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
●	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
●	the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
●	the structure of the portfolio Advisor’s staff compensation program and the incentives it is intended to provide;

January 31, 2024 (unaudited) :: Board Approval of Investment Advisory Agreement :: 35

●	the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
●	the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
●	the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
●	a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
●	for certain Bitcoin-linked Funds, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and
●	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus

36 :: Board Approval of Investment Advisory Agreement :: January 31, 2024 (unaudited)

benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group and index for the one-year and five-year periods ended June 30, 2023, and underperformed its Peer Group and index for the three-year and ten-year periods ended June 30, 2023. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2023, the Fund underperformed its Peer Group and benchmark index.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2023, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2023. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2023, the Fund closely tracked its benchmark index and outperformed its Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90% where previously it had been contractually capped at 1.35%. The Advisor had voluntarily reduced the prior contractual cap to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

January 31, 2024 (unaudited) :: Board Approval of Investment Advisory Agreement :: 37

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

38 :: Liquidity Risk Management Program :: January 31, 2024 (unaudited)

ProFunds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust (“the Board”) has approved the designation of ProFund Advisors LLC (the “Program Administrator”) to administer the Trust’s Liquidity Program, subject to the oversight of the Board.

On September 11-12, 2023, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust’s Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from July 1, 2022 through June 30, 2023, addressed the operation of the Trust’s Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/24

Semiannual Report

JANUARY 31, 2024

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Access Flex Bear High Yield ProFund
33	Access Flex High Yield ProFund
34	Banks UltraSector ProFund
36	Bear ProFund
37	Biotechnology UltraSector ProFund
40	Bull ProFund
43	Communication Services UltraSector ProFund
45	Consumer Discretionary UltraSector ProFund
47	Consumer Staples UltraSector ProFund
49	Energy UltraSector ProFund
51	Europe 30 ProFund
53	Falling U.S. Dollar ProFund
54	Financials UltraSector ProFund
56	Health Care UltraSector ProFund
58	Industrials UltraSector ProFund
60	Internet UltraSector ProFund
62	Large-Cap Growth ProFund
66	Large-Cap Value ProFund
72	Materials UltraSector ProFund
74	Mid-Cap Growth ProFund
78	Mid-Cap ProFund
84	Mid-Cap Value ProFund
89	Nasdaq-100 ProFund
92	Oil & Gas Equipment & Services UltraSector ProFund
94	Pharmaceuticals UltraSector ProFund
96	Precious Metals UltraSector ProFund
98	Real Estate UltraSector ProFund
100	Rising Rates Opportunity ProFund
101	Rising Rates Opportunity 10 ProFund
102	Rising U.S. Dollar ProFund
103	Semiconductor UltraSector ProFund
105	Short Energy ProFund
106	Short Nasdaq-100 ProFund
107	Short Precious Metals ProFund
108	Short Real Estate ProFund
109	Short Small-Cap ProFund
110	Small-Cap Growth ProFund
115	Small-Cap ProFund
118	Small-Cap Value ProFund
125	Technology UltraSector ProFund
127	UltraBear ProFund
128	UltraBull ProFund
131	UltraChina ProFund
133	UltraDow 30 ProFund
135	UltraEmerging Markets ProFund
137	UltraInternational ProFund
138	UltraJapan ProFund
139	UltraLatin America ProFund
141	UltraMid-Cap ProFund
148	UltraNasdaq-100 ProFund
151	UltraShort China ProFund
152	UltraShort Dow 30 ProFund
153	UltraShort Emerging Markets ProFund
154	UltraShort International ProFund
155	UltraShort Japan ProFund
156	UltraShort Latin America ProFund
157	UltraShort Mid-Cap ProFund
158	UltraShort Nasdaq-100 ProFund
159	UltraShort Small-Cap ProFund
160	UltraSmall-Cap ProFund
163	U.S. Government Plus ProFund
164	Utilities UltraSector ProFund
165	Statements of Assets and Liabilities
179	Statements of Operations
193	Statements of Changes in Net Assets
219	Financial Highlights
251	Notes to Financial Statements
289	Board Approval of Investment Advisory Agreement
293	Liquidity Risk Management Program

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Message from the Chairman

Dear Shareholder,

Economic and market sentiments were generally more positive during the reporting period, though concern about inflation, the potential for recession, and other market forces continued to linger. ProFunds is committed to helping you, our investors, meet this challenging environment by providing an innovative array of products and services designed to help you meet your objectives under a range of conditions. Following is the ProFunds Semiannual Report to Shareholders for the six months ending January 31, 2024.

Interest Rates Remain High, Despite Moderating Inflation

Combating elevated inflation and avoiding a recession were the dominant themes of economic policymaking during the past six months. Just before the start of the reporting period, at its July meeting, the Federal Reserve increased short-term rates to a target range of between 5.25% and 5.5%. The Fed has not changed rates since. Inflationary pressures have moderated, with minor fluctuations leaving the Consumer Price Index at just 3.4% by December. Chairman Jerome Powell also communicated that the Fed will “let the data reveal the appropriate path” before it decides when to begin lowering rates.

The picture was similar outside the United States. The European Central Bank (ECB) and Bank of England raised interest rates during the summer, but have since left them on hold. ECB President Christine Lagarde has commented that rates will stay high for “as long as necessary” to beat back inflation. The Bank of Japan, which continued to hold its short-term rate at -0.1% during the period, remains the lone exception in the developed world.

A Tale of Two Markets: Volatility, Then Recovery

In terms of market performance, the reporting period can be divided roughly in half. Most U.S. asset classes and financial markets experienced volatility through the end of October 2023, as investors tried to navigate elevated rates, high bond yields, uncertainty regarding the path of inflation, and a resilient U.S. labor market. Many markets rallied during the second half of the period, however, resulting in positive returns over the full six months. In the United States, gains were particularly strong among larger companies and technology firms. The Dow Jones Industrial Average® gained 8.4%, the S&P 500® rose 6.4%, and the tech-heavy Nasdaq-100 Index® gained 9.2%. Mid- and small-cap firms saw mixed results: The S&P MidCap 400® increased by 1.0%, and the small-cap Russell 2000 Index® lost 2.0%. Across the major sectors, technology, communications, and financials were the best performers, up 11.4%, 10.9%, and 10.8%, respectively. Of the sectors that fell, the weakest performer was utilities, which declined 6.8%.

Despite concerns over the impact of persistently elevated interest rates, a feared recession never materialized, and the potential for a much-hoped-for “soft landing” grew as the period progressed. U.S. real gross domestic product growth

1

came in strong for the third quarter, at 4.9%, and the government’s advance estimate put fourth-quarter growth at 3.3%. While the U.S. unemployment rate ticked up slightly through the fall, it remained a low 3.7%. The Bloomberg Dollar Spot Index rose 1.6% for the period.

International Equities Post Mixed Results Moving into 2024

The influence of elevated interest rates, combined with weaker growth figures relative to U.S. markets, produced mixed results for international equities. The MSCI EAFE Index®, which tracks developed markets outside North America, rose 3.2%, while the MSCI Europe Index® gained 2.3%. The strongest non-U.S. performer in the developed world was Japan, with the Nikkei ending the period up 7.2%. The S&P Emerging 50 ADR Index lost 4.7% overall, but within emerging markets, the S&P Latin America 35 ADR Index gained 3.7%. Weakness was most pronounced in China: The S&P China Select ADR Index lost 21.3% during the period.

Fixed Income Navigates a Challenging Policy Picture

U.S. bond markets generated modest returns amid continued interest rate uncertainty during the period. Corporate debt slightly outperformed U.S. government debt. The Bloomberg U.S. Aggregate Total Return Index® gained 3.2%. Returns were marginally higher on the short end of the curve, with the S&P U.S. Treasury Bond Current 10-Year Total Return Index® rising 1.8% while its 30-year counterpart lost 1.9%. The iBoxx $ Liquid High Yield Index® rose 5.9%, and the iBoxx $ Liquid Investment Grade Index® gained 4.8%.

ProFunds Trust Results Seek to Mirror the Markets

ProFunds’ index-based mutual funds offer many advantages, such as unlimited trading without fees or restrictions, access to diverse asset classes and segments, and a range of exposures from 2x to -2x that investors can use to express their market views. Reflecting the market conditions over the past six months, ProFunds investors saw opportunities to gain across a variety of equity strategies, particularly those focused on large-cap U.S. companies, the tech sector, and Japan.

No matter what direction the market takes, ProFunds mutual funds offer an extensive lineup of strategies designed to meet your investment goals, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Access Flex Bear High Yield ProFund

Investment Objective: The Access Flex Bear High Yield ProFund seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	(96)%
Futures Contracts	(85)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(29)%
Consumer Non-Cyclical	(16)%
Communications	(12)%
Financial	(10)%
Industrials	(9)%
Energy	(8)%
Basic Materials	(7)%
Technology	(5)%
Utilities	(4)%

Access Flex High Yield ProFund

Investment Objective: The Access Flex High Yield ProFund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	84%
Futures Contracts	8%
U.S. Treasury Obligation	61%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	29%
Consumer Non-Cyclical	16%
Communications	12%
Financial	10%
Industrials	9%
Energy	8%
Basic Materials	7%
Technology	5%
Utilities	4%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Banks Select Industry Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	71%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Corebridge Financial, Inc.	1.6%
Citigroup, Inc.	1.5%
The Bank of New York Mellon Corp.	1.5%
Western Alliance Bancorp	1.5%
Citizens Financial Group, Inc.	1.5%

S&P Banks Select Industry Index – Composition

% of Index
Regional Banks	65%
Diversified Banks	17%
Other Diversified Financial Services	8%
Commercial & Residential Mortgage Finance	7%
Asset Management & Custody Banks	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(93)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	30%
Financials	13%
Health Care	13%
Consumer Discretionary	10%
Communication Services	9%
Industrials	9%
Consumer Staples	6%
Energy	4%
Real Estate	2%
Materials	2%
Utilities	2%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Biotechnology Select Industry Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	75%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Cytokinetics, Inc.	2.1%
Karuna Therapeutics, Inc.	1.4%
Sarepta Therapeutics, Inc.	1.2%
Biohaven, Ltd.	1.2%
Ardelyx, Inc.	1.2%

S&P Biotechnology Select Industry Index – Composition

% of Index
Biotechnology	100%

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	3%
Swap Agreements	28%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.0%
Apple, Inc.	4.5%
Alphabet, Inc.	2.6%
NVIDIA Corp.	2.6%
Amazon.com, Inc.	2.4%

S&P 500® – Composition

% of Index
Information Technology	30%
Financials	13%
Health Care	13%
Consumer Discretionary	10%
Communication Services	9%
Industrials	9%
Consumer Staples	6%
Energy	4%
Real Estate	2%
Materials	2%
Utilities	2%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Communication Services UltraSector ProFund

Investment Objective: The Communication Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Communication Services Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	63%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Meta Platforms, Inc.	21.6%
Alphabet, Inc.	19.1%
Netflix, Inc.	4.5%
Verizon Communications, Inc.	4.0%
Comcast Corp.	4.0%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	48%
Entertainment	22%
Media	17%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%

Consumer Discretionary UltraSector ProFund

Investment Objective: The Consumer Discretionary UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Consumer Discretionary Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	18.4%
Tesla, Inc.	10.6%
The Home Depot, Inc.	3.6%
McDonald’s Corp.	3.5%
NIKE, Inc.	2.9%

S&P Consumer Discretionary Select Sector Index – Composition

% of Index
Retailing	46%
Consumer Services	25%
Automobiles & Components	18%
Consumer Durables & Apparel	11%

Consumer Staples UltraSector ProFund

Investment Objective: The Consumer Staples UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Consumer Staples Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.8%
Costco Wholesale Corp.	9.0%
PepsiCo, Inc.	6.7%
The Coca-Cola Co.	6.7%
Walmart, Inc.	3.4%

S&P Consumer Staples Select Sector Index – Composition

% of Index
Food, Beverage & Tobacco	50%
Food & Staples Retailing	26%
Household & Personal Products	24%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Energy UltraSector ProFund

Investment Objective: The Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Energy Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.4%
Chevron Corp.	13.1%
ConocoPhillips	6.7%
EOG Resources, Inc.	3.4%
Schlumberger N.V.	3.3%

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	6.3%
SAP SE	6.1%
Shell PLC	5.6%
TotalEnergies SE	4.8%
HSBC Holdings PLC	4.7%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	20%
Information Technology	20%
Health Care	19%
Consumer Staples	14%
Financials	10%
Materials	6%
Industrials	6%
Utilities	3%
Communication Services	2%

Country Composition
United Kingdom	46%
France	12%
Netherlands	11%
Germany	8%
Other	23%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S currencies included in the ICE® U.S. Dollar Index®.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

ICE® U.S. Dollar Index® – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Financial Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	9.4%
JPMorgan Chase & Co.	6.8%
Visa, Inc.	5.8%
Mastercard, Inc.	5.0%
Bank of America Corp.	3.1%

S&P Financial Select Sector Index – Composition

% of Index
Diversified Financials	59%
Banks	25%
Insurance	16%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Health Care Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	7.1%
UnitedHealth Group, Inc.	6.6%
Johnson & Johnson	5.3%
Merck & Co., Inc.	4.2%
AbbVie, Inc.	4.0%

S&P Health Care Select Sector Index – Composition

% of Index
Pharmaceuticals	30%
Health Care Providers & Services	23%
Health Care Equipment & Supplies	20%
Biotechnology	16%
Life Sciences Tools & Services	11%

Industrials UltraSector ProFund

Investment Objective: the Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Industrials Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	87%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Caterpillar, Inc.	2.8%
Union Pacific Corp.	2.7%
General Electric Co.	2.6%
Uber Technologies, Inc.	2.4%
Honeywell International, Inc.	2.4%

S&P Industrials Select Sector Index – Composition

% of Index
Capital Goods	66%
Transportation	20%
Commercial & Professional Services	14%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc.	6.4%
Netflix, Inc.	4.1%
Salesforce, Inc.	4.0%

Dow Jones Internet CompositeIndex – Composition

% of Index
Interactive Media & Services	22%
Software	22%
Multiline Retail	13%
IT Services	11%
Communications Equipment	11%
Entertainment	7%
Hotels, Restaurants & Leisure	7%
Diversified Financial Services	3%
Health Care Technology	3%
Specialty Retail	1%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	13.4%
Apple, Inc.	12.2%
Alphabet, Inc.	7.0%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	6.4%

S&P 500® Growth Index – Composition

% of Index
Information Technology	49%
Consumer Discretionary	14%
Communication Services	12%
Health Care	7%
Industrials	6%
Financials	5%
Consumer Staples	3%
Energy	2%
Materials	1%
Real Estate	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.7%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.2%
Johnson & Johnson	2.0%
UnitedHealth Group, Inc.	1.6%

S&P 500® Value Index – Composition

% of Index
Financials	23%
Health Care	19%
Industrials	11%
Consumer Staples	10%
Information Technology	8%
Energy	6%
Consumer Discretionary	6%
Communication Services	5%
Utilities	5%
Real Estate	4%
Materials	3%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Materials UltraSector ProFund

Investment Objective: The Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Materials Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	71%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	16.9%
The Sherwin-Williams Co.	6.2%
Freeport-McMoRan, Inc.	4.9%
Air Products and Chemicals, Inc.	4.9%
Ecolab, Inc.	4.3%

S&P Materials Select Sector Index – Composition

% of Index
Chemicals	67%
Metals & Mining	17%
Containers & Packaging	9%
Construction Materials	7%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	1.9%
Deckers Outdoor Corp.	1.5%
Reliance Steel & Aluminum Co.	1.3%
Carlisle Cos., Inc.	1.2%
GoDaddy, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	26%
Consumer Discretionary	18%
Information Technology	14%
Health Care	9%
Financials	9%
Materials	6%
Energy	6%
Real Estate	5%
Consumer Staples	4%
Utilities	2%
Communication Services	1%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.8%
Deckers Outdoor Corp.	0.6%
Reliance Steel & Aluminum Co.	0.5%
Carlisle Cos., Inc.	0.5%
GoDaddy, Inc.	0.5%

S&P MidCap 400® – Composition

% of Index
Industrials	22%
Financials	17%
Consumer Discretionary	15%
Information Technology	10%
Health Care	8%
Real Estate	7%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
WP Carey, Inc.	1.1%
Fidelity National Financial, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Performance Food Group Co.	0.9%
United States Steel Corp.	0.9%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	26%
Industrials	15%
Consumer Discretionary	12%
Real Estate	10%
Materials	8%
Information Technology	7%
Health Care	6%
Consumer Staples	5%
Utilities	5%
Energy	4%
Communication Services	2%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	3%
Swap Agreements	47%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.5%
Apple, Inc.	4.4%
Alphabet, Inc.	2.5%
Amazon.com, Inc.	2.4%
NVIDIA Corp.	2.3%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%

Oil & Gas Equipment & Services UltraSector ProFund

Investment Objective: The Oil & Gas Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Liberty Energy, Inc.	3.4%
Tidewater, Inc.	3.4%
Helmerich & Payne, Inc.	3.3%
Oceaneering International, Inc.	3.2%
Nabors Industries, Ltd.	3.1%

S&P Oil & Gas Equipment & Services Select Industry Index – Composition

% of Index
Oil & Gas Equipment & Services	72%
Oil & Gas Drilling	28%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Pharmaceuticals Select Industry Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Organon & Co.	4.7%
Catalent, Inc.	4.3%
Axsome Therapeutics, Inc.	4.0%
Viatris, Inc.	3.7%
Merck & Co., Inc.	3.6%

S&P Pharmaceuticals Select Industry Index – Composition

% of Index
Pharmaceuticals	100%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	13.9%
Barrick Gold Corp.	9.6%
Agnico Eagle Mines, Ltd.	8.6%
Wheaton Precious Metals Corp.	7.4%
Franco-Nevada Corp.	7.3%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Real Estate Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	9.0%
American Tower Corp.	7.0%
Equinix, Inc.	6.0%
Welltower, Inc.	3.7%
Crown Castle, Inc.	3.6%

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	46%
Industrial REITs	12%
Residential REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	6%
Office REITs	3%
Hotel & Resort REITs	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-year U.S. Treasury Note for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

ICE® U.S. Dollar Index® – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.1%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.3%
Intel Corp.	2.9%
QUALCOMM, Inc.	2.6%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Energy ProFund

Investment Objective: The Short Energy ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	46%
Industrial REITs	12%
Residential REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	6%
Office REITs	3%
Hotel & Resort REITs	1%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Fabrinet	1.4%
Applied Industrial Technologies, Inc.	1.2%
SPS Commerce, Inc.	1.2%
The Ensign Group, Inc.	1.2%
Meritage Homes Corp.	1.1%

S&P SmallCap 600® Growth Index – Composition

% of Index
Industrials	22%
Consumer Discretionary	16%
Information Technology	14%
Health Care	11%
Financials	11%
Energy	6%
Materials	6%
Real Estate	5%
Communication Services	4%
Consumer Staples	3%
Utilities	2%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	5%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.5%
elf Beauty, Inc.	0.2%
Onto Innovation, Inc.	0.2%
Fabrinet	0.2%
Simpson Manufacturing Co., Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Academy Sports & Outdoors, Inc.	0.9%
Lincoln National Corp.	0.9%
Alaska Air Group, Inc.	0.8%
Mr. Cooper Group, Inc.	0.8%
Organon & Co.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	26%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Information Technology	10%
Real Estate	10%
Materials	5%
Consumer Staples	4%
Energy	3%
Utilities	2%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Technology Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	17.9%
Apple, Inc.	15.9%
NVIDIA Corp.	4.3%
Broadcom, Inc.	4.1%
Adobe, Inc.	2.3%

S&P Technology Select Sector Index – Composition

% of Index
Software & Services	45%
Technology Hardware & Equipment	29%
Semiconductors & Semiconductor Equipment	26%

UltraBear ProFund

Investment Objective: the UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(191)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	30%
Financials	13%
Health Care	13%
Consumer Discretionary	10%
Communication Services	9%
Industrials	9%
Consumer Staples	6%
Energy	4%
Real Estate	2%
Materials	2%
Utilities	2%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	8%
Swap Agreements	126%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.8%
Apple, Inc.	4.4%
Alphabet, Inc.	2.5%
NVIDIA Corp.	2.5%
Amazon.com, Inc.	2.3%

S&P 500® – Composition

% of Index
Information Technology	30%
Financials	13%
Health Care	13%
Consumer Discretionary	10%
Communication Services	9%
Industrials	9%
Consumer Staples	6%
Energy	4%
Real Estate	2%
Materials	2%
Utilities	2%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	17.7%
PDD Holdings, Inc.	15.6%
Trip.com Group, Ltd.	4.4%
NetEase, Inc.	4.2%
New Oriental Education & Technology Group, Inc.	3.9%

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	68%
Communication Services	17%
Industrials	5%
Real Estate	4%
Health Care	4%
Financials	1%
Information Technology	1%

Country Composition
China	100%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	10%
Swap Agreements	118%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.4%
Microsoft Corp.	5.0%
The Goldman Sachs Group, Inc.	4.8%
The Home Depot, Inc.	4.4%
Amgen, Inc.	3.9%

Dow Jones Industrial Average® – Composition

% of Index
Financials	21%
Information Technology	20%
Health Care	19%
Industrials	14%
Consumer Discretionary	13%
Consumer Staples	7%
Energy	3%
Communication Services	2%
Materials	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Emerging 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	117%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	19.0%
Alibaba Group Holding, Ltd.	7.9%
HDFC Bank, Ltd.	6.1%
PDD Holdings, Inc.	5.2%
Petroleo Brasileiro S.A.	4.2%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	32%
Consumer Discretionary	21%
Financials	18%
Materials	8%
Communication Services	8%
Energy	5%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	29%
Taiwan	26%
India	18%
Brazil	15%
Other	12%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	16%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	9%
Information Technology	9%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	23%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	8%
Other	32%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	24%
Consumer Discretionary	22%
Industrials	19%
Health Care	10%
Communication Services	9%
Materials	6%
Consumer Staples	5%
Financials	3%
Real Estate	2%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	15.4%
Vale S.A.	11.0%
Itau Unibanco Holding S.A.	7.1%
Fomento Economico Mexicano S.A.B. de C.V.	5.5%
Cemex S.A.B. de C.V.	3.7%

S&P Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Energy	24%
Materials	23%
Financials	17%
Consumer Staples	15%
Industrials	8%
Utilities	7%
Communication Services	6%

Country Composition
Brazil	69%
Mexico	22%
Chile	5%
Colombia	2%
Peru	1%
Argentina	1%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	7%
Swap Agreements	127%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.7%
Deckers Outdoor Corp.	0.5%
Reliance Steel & Aluminum Co.	0.4%
Carlisle Cos., Inc.	0.4%
GoDaddy, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	22%
Financials	17%
Consumer Discretionary	15%
Information Technology	10%
Health Care	8%
Real Estate	7%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	7%
Swap Agreements	118%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.6%
NVIDIA Corp.	3.5%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	68%
Communication Services	17%
Industrials	5%
Real Estate	4%
Health Care	4%
Financials	1%
Information Technology	1%

Country Composition
China	100%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Financials	21%
Information Technology	20%
Health Care	19%
Industrials	14%
Consumer Discretionary	13%
Consumer Staples	7%
Energy	3%
Communication Services	2%
Materials	1%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	32%
Consumer Discretionary	21%
Financials	18%
Materials	8%
Communication Services	8%
Energy	5%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	29%
Taiwan	26%
India	18%
Brazil	15%
Other	12%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	16%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	9%
Information Technology	9%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	23%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	8%
Other	32%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(142)%
Swap Agreements	(58)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	24%
Consumer Discretionary	22%
Industrials	19%
Health Care	10%
Communication Services	9%
Materials	6%
Consumer Staples	5%
Financials	3%
Real Estate	2%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Energy	24%
Materials	23%
Financials	17%
Consumer Staples	15%
Industrials	8%
Utilities	7%
Communication Services	6%

Country Composition
Brazil	69%
Mexico	22%
Chile	5%
Colombia	2%
Peru	1%
Argentina	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Mid-Cap ProFund

Investment Objective: the UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	22%
Financials	17%
Consumer Discretionary	15%
Information Technology	10%
Health Care	8%
Real Estate	7%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(193)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	15%
Consumer Discretionary	13%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(189)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	6%
Swap Agreements	117%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.8%
elf Beauty, Inc.	0.3%
Fabrinet	0.2%
Onto Innovation, Inc.	0.2%
Simpson Manufacturing Co., Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	123%
Total Exposure	123%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Utilities Select Sector Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	9.6%
The Southern Co.	6.0%
Duke Energy Corp.	5.9%
Sempra	3.6%
American Electric Power Co., Inc.	3.3%

S&P Utilities Select Sector Index – Composition

% of Index
Electric Utilities	66%
Multi-Utilities	28%
Water Utilities	3%
Gas Utilities	2%
Independent Power and Renewable Electricity Producers	1%

Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transaction costs. If these transaction costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2024.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2024.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 8/1/23	Ending Account Value 01/31/24	Expenses Paid During the Period*	Ending Account Value 01/31/24	Expenses Paid During the Period*
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$965.30	$8.79	$1,016.19	$9.02
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	959.90	13.75	1,011.11	14.10
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	1,059.20	9.21	1,016.19	9.02
Access Flex High Yield ProFund – Service	2.78%	1,000.00	1,053.80	14.35	1,011.16	14.05
Banks UltraSector ProFund – Investor	2.05%	1,000.00	1,088.80	10.76	1,014.83	10.38
Banks UltraSector ProFund – Service	3.05%	1,000.00	1,083.30	16.02	1,009.75	15.46
Bear ProFund – Investor	1.94%	1,000.00	975.00	9.63	1,015.38	9.83
Bear ProFund – Service	2.94%	1,000.00	969.10	14.90	1,010.00	15.21
Biotechnology UltraSector ProFund – Investor	1.55%	1,000.00	1,020.80	7.87	1,017.34	7.86
Biotechnology UltraSector ProFund – Service	2.55%	1,000.00	1,015.70	12.97	1,012.27	12.95
Bull ProFund – Investor	1.52%	1,000.00	1,054.80	7.85	1,017.50	7.71
Bull ProFund – Service	2.52%	1,000.00	1,049.80	12.88	1,012.57	12.65
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	1,134.90	9.55	1,016.19	9.02
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	1,129.20	14.93	1,011.11	14.10
Consumer Discretionary UltraSector ProFund – Investor	1.65%	1,000.00	953.30	8.10	1,016.84	8.36
Consumer Discretionary UltraSector ProFund – Service	2.65%	1,000.00	948.50	13.03	1,011.76	13.45
Consumer Staples UltraSector ProFund – Investor	1.78%	1,000.00	939.40	8.68	1,016.19	9.02

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 8/1/23	Ending Account Value 01/31/24	Expenses Paid During the Period*	Ending Account Value 01/31/24	Expenses Paid During the Period*
Consumer Staples UltraSector ProFund – Service	2.77%	$1,000.00	$934.60	$13.47	$1,011.16	$14.05
Energy UltraSector ProFund – Investor	1.59%	1,000.00	926.90	7.70	1,017.14	8.06
Energy UltraSector ProFund – Service	2.59%	1,000.00	922.50	12.52	1,012.12	13.10
Europe 30 ProFund – Investor	1.78%	1,000.00	1,066.90	9.25	1,016.19	9.02
Europe 30 ProFund – Service	2.77%	1,000.00	1,061.10	14.35	1,011.16	14.05
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	989.70	8.90	1,016.19	9.02
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	987.50	13.89	1,011.11	14.10
Financials UltraSector ProFund – Investor	1.85%	1,000.00	1,133.00	9.92	1,015.84	9.37
Financials UltraSector ProFund – Service	2.85%	1,000.00	1,126.30	15.45	1,010.61	14.61
Health Care UltraSector ProFund – Investor	1.72%	1,000.00	1,057.30	8.89	1,016.49	8.72
Health Care UltraSector ProFund – Service	2.72%	1,000.00	1,051.90	14.08	1,011.41	13.80
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	1,020.20	9.04	1,016.19	9.02
Industrials UltraSector ProFund – Service	2.78%	1,000.00	1,014.80	14.13	1,011.11	14.10
Internet UltraSector ProFund – Investor	1.52%	1,000.00	1,125.30	8.12	1,017.50	7.71
Internet UltraSector ProFund – Service	2.52%	1,000.00	1,119.50	13.43	1,012.47	12.75
Large-Cap Growth ProFund – Investor	1.73%	1,000.00	1,060.10	8.96	1,016.44	8.77
Large-Cap Growth ProFund – Service	2.72%	1,000.00	1,054.80	14.20	1,011.31	13.90
Large-Cap Value ProFund – Investor	1.81%	1,000.00	1,046.20	9.26	1,016.09	9.12
Large-Cap Value ProFund – Service	2.81%	1,000.00	1,040.80	14.83	1,010.61	14.61
Materials UltraSector ProFund – Investor	1.78%	1,000.00	930.40	8.64	1,016.19	9.02
Materials UltraSector ProFund – Service	2.78%	1,000.00	925.80	13.46	1,011.11	14.10
Mid-Cap Growth ProFund – Investor	1.78%	1,000.00	1,011.40	9.05	1,016.14	9.07
Mid-Cap Growth ProFund – Service	2.78%	1,000.00	1,006.00	14.07	1,011.11	14.10
Mid-Cap ProFund – Investor	1.78%	1,000.00	999.30	8.95	1,016.19	9.02
Mid-Cap ProFund – Service	2.78%	1,000.00	994.20	13.99	1,011.11	14.10
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	989.80	8.90	1,016.19	9.02
Mid-Cap Value ProFund – Service	2.78%	1,000.00	984.80	13.92	1,011.11	14.10
Nasdaq-100 ProFund – Investor	1.57%	1,000.00	1,080.70	8.21	1,017.24	7.96
Nasdaq-100 ProFund – Service	2.57%	1,000.00	1,075.10	13.41	1,012.22	13.00
Oil & Gas Equipment & Services UltraSector ProFund – Investor	1.68%	1,000.00	779.60	7.52	1,016.69	8.52
Oil & Gas Equipment & Services UltraSector ProFund – Service	2.68%	1,000.00	775.80	12.10	1,011.51	13.70
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	923.10	8.65	1,016.14	9.07
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	918.00	13.45	1,011.11	14.10
Precious Metals UltraSector ProFund – Investor	1.63%	1,000.00	810.50	7.42	1,016.94	8.26
Precious Metals UltraSector ProFund – Service	2.63%	1,000.00	806.60	11.99	1,011.86	13.35
Real Estate UltraSector ProFund – Investor	1.89%	1,000.00	994.40	9.48	1,015.63	9.58
Real Estate UltraSector ProFund – Service	2.89%	1,000.00	989.50	14.50	1,010.56	14.66

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 8/1/23	Ending Account Value 01/31/24	Expenses Paid During the Period*	Ending Account Value 01/31/24	Expenses Paid During the Period*
Rising Rates Opportunity ProFund – Investor	1.73%	$1,000.00	$1,050.30	$8.86	$1,016.49	$8.72
Rising Rates Opportunity ProFund – Service	2.73%	1,000.00	1,045.40	14.19	1,011.26	13.95
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,020.70	9.04	1,016.19	9.02
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	1,015.20	14.08	1,011.11	14.10
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,040.70	9.13	1,016.19	9.02
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	1,036.60	14.28	1,011.11	14.10
Semiconductor UltraSector ProFund – Investor	1.54%	1,000.00	1,265.90	8.77	1,017.39	7.81
Semiconductor UltraSector ProFund – Service	2.54%	1,000.00	1,259.60	14.43	1,012.37	12.85
Short Energy ProFund – Investor	1.78%	1,000.00	1,054.20	9.19	1,016.19	9.02
Short Energy ProFund – Service	2.78%	1,000.00	1,049.20	14.37	1,011.11	14.10
Short Nasdaq-100 ProFund – Investor	1.83%	1,000.00	943.40	8.94	1,015.94	9.27
Short Nasdaq-100 ProFund – Service	2.83%	1,000.00	939.00	13.99	1,010.71	14.51
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,124.60	9.51	1,016.19	9.02
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,120.10	14.82	1,011.16	14.05
Short Real Estate ProFund – Investor	1.78%	1,000.00	1,005.20	8.97	1,016.19	9.02
Short Real Estate ProFund – Service	2.78%	1,000.00	1,000.40	14.03	1,011.11	14.10
Short Small-Cap ProFund – Investor	1.78%	1,000.00	1,042.50	9.14	1,016.19	9.02
Short Small-Cap ProFund – Service	2.78%	1,000.00	1,037.60	14.29	1,011.11	14.10
Small-Cap Growth ProFund – Investor	1.78%	1,000.00	1,007.00	8.98	1,016.19	9.02
Small-Cap Growth ProFund – Service	2.78%	1,000.00	1,001.90	14.04	1,011.11	14.10
Small-Cap ProFund – Investor	1.78%	1,000.00	970.00	8.81	1,016.19	9.02
Small-Cap ProFund – Service	2.78%	1,000.00	965.10	13.78	1,011.11	14.10
Small-Cap Value ProFund – Investor	1.88%	1,000.00	966.40	9.29	1,015.69	9.53
Small-Cap Value ProFund – Service	2.88%	1,000.00	961.50	14.30	1,010.56	14.66
Technology UltraSector ProFund – Investor	1.57%	1,000.00	1,142.80	8.46	1,017.24	7.96
Technology UltraSector ProFund – Service	2.57%	1,000.00	1,137.00	13.81	1,012.22	13.00
UltraBear ProFund – Investor	1.78%	1,000.00	930.40	8.64	1,016.19	9.02
UltraBear ProFund – Service	2.78%	1,000.00	926.10	13.46	1,011.11	14.10
UltraBull ProFund – Investor	1.51%	1,000.00	1,081.20	7.90	1,017.55	7.66
UltraBull ProFund – Service	2.51%	1,000.00	1,075.90	13.05	1,012.57	12.65
UltraChina ProFund – Investor	1.85%	1,000.00	571.70	7.31	1,015.84	9.37
UltraChina ProFund – Service	2.85%	1,000.00	568.90	11.24	1,010.81	14.41
UltraDow 30 ProFund – Investor	1.59%	1,000.00	1,125.40	8.49	1,017.14	8.06
UltraDow 30 ProFund – Service	2.57%	1,000.00	1,119.90	13.69	1,012.22	13.00
UltraEmerging Markets ProFund – Investor	1.78%	1,000.00	859.90	8.32	1,016.19	9.02
UltraEmerging Markets ProFund – Service	2.78%	1,000.00	855.30	12.96	1,011.11	14.10
UltraInternational ProFund – Investor	1.78%	1,000.00	992.60	8.92	1,016.19	9.02
UltraInternational ProFund – Service	2.78%	1,000.00	986.10	13.93	1,011.11	14.10
UltraJapan ProFund – Investor	1.78%	1,000.00	1,178.60	9.75	1,016.19	9.02
UltraJapan ProFund – Service	2.74%	1,000.00	1,172.60	14.96	1,011.41	13.80
UltraLatin America ProFund – Investor	1.87%	1,000.00	1,013.40	9.46	1,015.74	9.48
UltraLatin America ProFund – Service	2.87%	1,000.00	1,008.80	14.29	1,010.91	14.30
UltraMid-Cap ProFund – Investor	1.60%	1,000.00	967.40	7.91	1,017.09	8.11

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 8/1/23	Ending Account Value 01/31/24	Expenses Paid During the Period*	Ending Account Value 01/31/24	Expenses Paid During the Period*
UltraMid-Cap ProFund – Service	2.60%	$1,000.00	$962.50	$12.83	$1,012.07	$13.15
UltraNasdaq-100 ProFund – Investor	1.52%	1,000.00	1,131.50	8.14	1,017.50	7.71
UltraNasdaq-100 ProFund – Service	2.52%	1,000.00	1,125.80	13.41	1,012.52	12.70
UltraShort China ProFund – Investor	1.78%	1,000.00	1,519.40	11.27	1,016.19	9.02
UltraShort China ProFund – Service	2.72%	1,000.00	1,510.50	17.29	1,011.36	13.85
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	901.80	8.51	1,016.19	9.02
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	896.70	13.25	1,011.11	14.10
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	1,117.00	9.47	1,016.19	9.02
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	1,110.30	14.75	1,011.10	14.10
UltraShort International ProFund – Investor	1.78%	1,000.00	999.10	8.94	1,016.19	9.02
UltraShort International ProFund – Service	2.78%	1,000.00	993.50	13.98	1,011.11	14.10
UltraShort Japan ProFund – Investor	1.78%	1,000.00	843.70	8.25	1,016.19	9.02
UltraShort Japan ProFund – Service	2.78%	1,000.00	842.10	12.87	1,011.11	14.10
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	933.90	8.65	1,016.19	9.02
UltraShort Latin America ProFund – Service	2.78%	1,000.00	929.90	13.53	1,011.11	14.10
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	1,010.30	8.99	1,016.19	9.02
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	1,004.80	14.06	1,011.11	14.10
UltraShort Nasdaq-100 ProFund – Investor	1.82%	1,000.00	865.10	8.53	1,015.99	9.22
UltraShort Nasdaq-100 ProFund – Service	2.75%	1,000.00	861.30	12.73	1,011.46	13.75
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	1,046.00	9.15	1,016.19	9.02
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	1,042.10	14.32	1,011.11	14.10
UltraSmall-Cap ProFund – Investor	1.74%	1,000.00	904.80	8.33	1,016.39	8.82
UltraSmall-Cap ProFund – Service	2.74%	1,000.00	900.20	13.04	1,011.41	13.80
U.S. Government Plus ProFund – Investor	1.72%	1,000.00	959.20	8.52	1,016.44	8.77
U.S. Government Plus ProFund – Service	2.72%	1,000.00	953.80	13.21	1,011.61	13.60
Utilities UltraSector ProFund – Investor	1.90%	1,000.00	872.90	8.94	1,015.58	9.63
Utilities UltraSector ProFund – Service	2.90%	1,000.00	868.60	13.72	1,010.46	14.76

*	Expenses are equal to the average account value multiplied by the ProFund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

32 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a) (75.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,351,194	$1,351,000	$1,351,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,351,000)		1,351,000
TOTAL INVESTMENT SECURITIES (Cost $1,351,000)—75.8%		1,351,000
Net other assets (liabilities)—24.2%		432,213
NET ASSETS—100.0%		$1,783,213

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	14	4/1/24	$(1,518,891)	$(26,664)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument*	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2024(2)	Notional Amount(3)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/28	3.57%	$1,706,760	**	$(94,408)	$(18,641)	$(75,767)	$7,837

*	As of January 31, 2024, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.
**	Reflects the notional amount after the default of securities.
(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 33

U.S. Treasury Obligation (61.3%)

	Principal Amount	Value
U.S. Treasury Notes, 3.75%, 12/31/28	$11,805,000	$11,739,058
TOTAL U.S. TREASURY OBLIGATION (Cost $11,694,004)		11,739,058

Repurchase Agreements(a) (33.2%)
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $6,362,913	6,362,000	6,362,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,362,000)		6,362,000
TOTAL INVESTMENT SECURITIES (Cost $18,056,004)—94.5%		18,101,058
Net other assets (liabilities)—5.5%		1,052,237
NET ASSETS—100.0%		$19,153,295

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	14	4/1/24	$1,518,891	$27,352

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument*	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2024(2)	Notional Amount(3)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/28	3.59%	$16,072,650	**	$889,049	$175,769	$713,280	$(74,527)

*	As of January 31, 2024, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.
**	Reflects the notional amount after the default of securities.
(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

34 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (79.7%)

	Shares	Value
Ameris Bancorp (Banks)	1,158	$57,483
Apollo Global Management, Inc. (Financial Services)	1,450	145,580
Associated Banc-Corp. (Banks)	5,409	113,643
Atlantic Union Bankshares Corp. (Banks)	1,119	38,225
Axos Financial, Inc.* (Banks)	1,998	110,749
Bank of America Corp. (Banks)	4,310	146,583
Bank of Hawaii Corp.(a) (Banks)	1,132	71,576
Bank OZK (Banks)	2,429	109,572
BankUnited, Inc. (Banks)	2,199	62,144
Banner Corp. (Banks)	554	25,805
BOK Financial Corp. (Banks)	651	54,580
Cadence Bank (Banks)	4,075	108,477
Cathay General Bancorp (Banks)	1,190	48,992
Citigroup, Inc. (Banks)	2,730	153,343
Citizens Financial Group, Inc. (Banks)	4,507	147,379
Columbia Banking System, Inc. (Banks)	4,251	85,700
Comerica, Inc. (Banks)	2,671	140,441
Commerce Bancshares, Inc. (Banks)	1,858	96,839
Community Bank System, Inc. (Banks)	954	43,665
Corebridge Financial, Inc. (Financial Services)	6,557	158,481
Cullen/Frost Bankers, Inc. (Banks)	1,302	138,168
CVB Financial Corp. (Banks)	2,638	44,239
East West Bancorp, Inc. (Banks)	1,944	141,543
Eastern Bankshares, Inc. (Banks)	2,550	35,598
Equitable Holdings, Inc. (Financial Services)	4,155	135,827
Essent Group, Ltd. (Financial Services)	1,592	87,815
F.N.B. Corp. (Banks)	6,573	86,632
Fifth Third Bancorp (Banks)	4,270	146,205
First Bancorp (Banks)	3,228	53,843
First Citizens BancShares, Inc.—Class A (Banks)	92	138,920
First Financial Bancorp (Banks)	898	20,133
First Financial Bankshares, Inc. (Banks)	1,795	56,058
First Hawaiian, Inc. (Banks)	2,953	64,051
First Horizon Corp. (Banks)	9,791	139,430
First Interstate BancSystem, Inc.—Class A (Banks)	1,795	49,398
First Merchants Corp. (Banks)	517	17,480
Fulton Financial Corp. (Banks)	3,320	51,759
Glacier Bancorp, Inc. (Banks)	2,055	79,446
Hancock Whitney Corp. (Banks)	1,858	83,814
Hilltop Holdings, Inc. (Banks)	864	27,207
Home BancShares, Inc. (Banks)	3,076	72,101
Huntington Bancshares, Inc. (Banks)	11,129	141,672
Independent Bank Corp. (Banks)	658	36,907
Independent Bank Group, Inc. (Banks)	717	34,667
International Bancshares Corp. (Banks)	602	31,822
Jackson Financial, Inc.—Class A (Financial Services)	2,565	128,430
JPMorgan Chase & Co. (Banks)	842	146,811
KeyCorp (Banks)	10,064	146,230
Lakeland Financial Corp. (Banks)	340	22,766
M&T Bank Corp. (Banks)	1,005	138,791
MGIC Investment Corp. (Financial Services)	5,943	117,909
Mr. Cooper Group, Inc.* (Financial Services)	1,739	117,139
New York Community Bancorp, Inc. (Banks)	13,700	88,639
NMI Holdings, Inc.*—Class A (Financial Services)	1,747	55,764
Northern Trust Corp. (Capital Markets)	1,660	132,202
Old National Bancorp (Banks)	5,575	91,820
Pacific Premier Bancorp, Inc. (Banks)	1,419	36,000
PennyMac Financial Services, Inc. (Financial Services)	738	64,368
Pinnacle Financial Partners, Inc. (Banks)	1,362	120,374
Popular, Inc. (Banks)	1,099	93,910
Prosperity Bancshares, Inc. (Banks)	1,930	123,346
Radian Group, Inc. (Financial Services)	4,325	125,339
Regions Financial Corp. (Banks)	7,652	142,863
Renasant Corp. (Banks)	633	20,022
Seacoast Banking Corp. of Florida (Banks)	1,284	31,535
ServisFirst Bancshares, Inc. (Banks)	595	39,948
Simmons First National Corp.—Class A (Banks)	1,651	31,386
SouthState Corp. (Banks)	1,276	106,036
Synovus Financial Corp. (Banks)	3,721	140,133
Texas Capital Bancshares, Inc.* (Banks)	1,511	92,171
The Bancorp, Inc.* (Banks)	907	39,581
The Bank of New York Mellon Corp. (Capital Markets)	2,720	150,852
The PNC Financial Services Group, Inc. (Banks)	948	143,347
Triumph Financial, Inc.* (Banks)	437	30,874
Truist Financial Corp. (Banks)	3,886	144,015
Trustmark Corp. (Banks)	837	22,591
U.S. Bancorp (Banks)	3,300	137,082
UMB Financial Corp. (Banks)	871	71,858
United Bankshares, Inc. (Banks)	1,886	67,613
United Community Banks, Inc. (Banks)	1,937	52,958
Valley National Bancorp (Banks)	9,961	95,825
Voya Financial, Inc. (Financial Services)	1,835	132,799
WaFd, Inc. (Banks)	1,079	31,334
Walker & Dunlop, Inc. (Financial Services)	562	54,284
Webster Financial Corp. (Banks)	2,785	137,802
Wells Fargo & Co. (Banks)	2,893	145,171
WesBanco, Inc. (Banks)	484	14,201
Western Alliance Bancorp (Banks)	2,358	150,817
Wintrust Financial Corp. (Banks)	1,072	103,963
WSFS Financial Corp. (Banks)	723	32,181
Zions Bancorp NA (Banks)	3,427	143,591
TOTAL COMMON STOCKS (Cost $6,052,937)		8,090,663

Repurchase Agreements(b)(c) (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $2,356,338	$2,356,000	$2,356,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,356,000)		2,356,000

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 35

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	41,513	$41,513
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $41,513)		41,513
TOTAL INVESTMENT SECURITIES (Cost $8,450,450)—103.3%		10,488,176
Net other assets (liabilities)—(3.3)%		(333,968)
NET ASSETS—100.0%		$10,154,208

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $38,886.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,077,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	2/23/24	5.93%	$4,161,287	$(81,757)
S&P Banks Select Industry Index	UBS AG	2/23/24	5.78%	3,048,707	(80,046)
				$7,209,994	$(161,803)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Banks	$6,483,874	63.9%
Capital Markets	283,054	2.8%
Financial Services	1,323,735	13.0%
Other**	2,063,545	20.3%
Total	$10,154,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (92.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $7,114,021	$7,113,000	$7,113,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,113,000)		7,113,000
TOTAL INVESTMENT SECURITIES (Cost $7,113,000)—92.7%		7,113,000
Net other assets (liabilities)—7.3%		556,464
NET ASSETS—100.0%		$7,669,464

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,128,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	3/18/24	$(487,050)	$(24,529)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	(5.68)%	$(2,912,235)	$36,525
S&P 500	UBS AG	2/27/24	(5.48)%	(4,249,635)	72,994
				$(7,161,870)	$109,519

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 37

Common Stocks (75.8%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	9,092	$156,837
89bio, Inc.* (Biotechnology)	48,266	477,833
AbbVie, Inc. (Biotechnology)	6,398	1,051,831
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	45,528	1,179,630
ADMA Biologics, Inc.* (Biotechnology)	57,912	300,563
Agios Pharmaceuticals, Inc.* (Biotechnology)	16,323	369,226
Akero Therapeutics, Inc.* (Biotechnology)	48,072	1,038,836
Alector, Inc.* (Biotechnology)	20,311	121,054
Alkermes PLC* (Biotechnology)	36,910	998,416
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,617	971,235
Alpine Immune Sciences, Inc.* (Biotechnology)	8,528	226,930
Amgen, Inc. (Biotechnology)	3,549	1,115,309
Amicus Therapeutics, Inc.* (Biotechnology)	84,619	1,051,814
Anavex Life Sciences Corp.*(a) (Biotechnology)	24,686	147,375
Apellis Pharmaceuticals, Inc.* (Biotechnology)	15,209	962,578
Arcellx, Inc.* (Biotechnology)	11,910	736,514
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	12,040	396,959
Arcus Biosciences, Inc.* (Biotechnology)	26,748	404,965
Ardelyx, Inc.* (Biotechnology)	146,342	1,277,565
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	38,843	1,246,860
Avid Bioservices, Inc.* (Biotechnology)	40,552	274,537
Avidity Biosciences, Inc.* (Biotechnology)	20,877	255,326
Beam Therapeutics, Inc.* (Biotechnology)	36,143	881,889
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	101,664	538,819
Biogen, Inc.* (Biotechnology)	3,992	984,667
Biohaven, Ltd.* (Biotechnology)	28,892	1,285,115
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,279	905,374
Biomea Fusion, Inc.*(a) (Biotechnology)	10,818	195,589
Bluebird Bio, Inc.* (Biotechnology)	138,785	141,561
Blueprint Medicines Corp.* (Biotechnology)	12,911	1,026,812
Bridgebio Pharma, Inc.* (Biotechnology)	29,372	1,007,166
Cabaletta Bio, Inc.* (Biotechnology)	22,266	456,008
CareDx, Inc.* (Biotechnology)	20,258	173,408
Caribou Biosciences, Inc.* (Biotechnology)	40,622	249,013
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	37,469	539,554
Celldex Therapeutics, Inc.* (Biotechnology)	15,748	554,645
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	15,053	630,721
Cogent Biosciences, Inc.* (Biotechnology)	30,713	136,059
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	25,991	948,152
CRISPR Therapeutics AG* (Biotechnology)	14,801	931,723
Cytokinetics, Inc.* (Biotechnology)	28,011	2,188,498
Day One Biopharmaceuticals, Inc.* (Biotechnology)	25,147	378,462
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	14,852	212,681
Denali Therapeutics, Inc.* (Biotechnology)	34,254	548,407
Disc Medicine, Inc.* (Biotechnology)	4,241	278,846
Dynavax Technologies Corp.* (Biotechnology)	57,486	742,719
Dyne Therapeutics, Inc.* (Biotechnology)	17,451	373,451
Editas Medicine, Inc.* (Biotechnology)	37,872	266,240
Exact Sciences Corp.* (Biotechnology)	14,773	966,154
Exelixis, Inc.* (Biotechnology)	43,418	944,776
Geron Corp.* (Biotechnology)	177,576	326,740
Gilead Sciences, Inc. (Biotechnology)	12,088	946,007
Halozyme Therapeutics, Inc.* (Biotechnology)	23,909	809,320
Ideaya Biosciences, Inc.* (Biotechnology)	20,573	895,543
ImmunityBio, Inc.*(a) (Biotechnology)	78,707	264,456
ImmunoGen, Inc.* (Biotechnology)	32,702	958,823
Immunovant, Inc.* (Biotechnology)	24,373	887,421
Incyte Corp.* (Biotechnology)	17,462	1,026,242
Inhibrx, Inc.* (Biotechnology)	10,984	423,214
Insmed, Inc.* (Biotechnology)	34,162	949,704
Intellia Therapeutics, Inc.* (Biotechnology)	32,926	784,297
Ionis Pharmaceuticals, Inc.* (Biotechnology)	19,602	1,007,347
Iovance Biotherapeutics, Inc.* (Biotechnology)	132,727	1,025,980
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	74,664	1,059,482
Karuna Therapeutics, Inc.* (Biotechnology)	4,649	1,457,089
Keros Therapeutics, Inc.* (Biotechnology)	6,945	384,475
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	10,199	179,808
Krystal Biotech, Inc.* (Biotechnology)	8,939	994,464
Kura Oncology, Inc.* (Biotechnology)	16,097	324,194
Kymera Therapeutics, Inc.* (Biotechnology)	12,787	419,158
MacroGenics, Inc.* (Biotechnology)	10,078	144,115
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	4,585	993,615
MannKind Corp.* (Biotechnology)	86,934	290,360
MiMedx Group, Inc.* (Biotechnology)	19,329	149,606
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13,868	366,947
Moderna, Inc.* (Biotechnology)	11,956	1,208,154
Morphic Holding, Inc.* (Biotechnology)	21,569	683,522
Myriad Genetics, Inc.* (Biotechnology)	18,227	389,876
Natera, Inc.* (Biotechnology)	16,425	1,083,065
Neurocrine Biosciences, Inc.* (Biotechnology)	8,144	1,138,287
Novavax, Inc.*(a) (Biotechnology)	171,484	685,936
Nuvalent, Inc.*—Class A (Biotechnology)	13,519	1,016,223
Protagonist Therapeutics, Inc.* (Biotechnology)	17,868	446,879
Prothena Corp. PLC* (Biotechnology)	22,067	626,482
PTC Therapeutics, Inc.* (Biotechnology)	36,158	943,362
RAPT Therapeutics, Inc.* (Biotechnology)	9,742	241,115
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	107,412	1,010,747
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,137	1,071,941
REGENXBIO, Inc.* (Biotechnology)	12,824	157,992
Relay Therapeutics, Inc.* (Biotechnology)	34,951	323,297
Replimune Group, Inc.* (Biotechnology)	49,241	382,110
REVOLUTION Medicines, Inc.* (Biotechnology)	38,846	1,077,977
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	12,974	572,283

See accompanying notes to the financial statements.

38 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Rocket Pharmaceuticals, Inc.* (Biotechnology)	22,214	$638,208
Roivant Sciences, Ltd.* (Biotechnology)	97,169	971,690
Sage Therapeutics, Inc.* (Biotechnology)	32,653	837,223
Sana Biotechnology, Inc.* (Biotechnology)	46,098	253,078
Sarepta Therapeutics, Inc.* (Biotechnology)	10,975	1,305,914
Scholar Rock Holding Corp.* (Biotechnology)	11,459	159,853
Soleno Therapeutics, Inc.* (Biotechnology)	5,520	255,852
SpringWorks Therapeutics, Inc.* (Biotechnology)	15,378	678,631
Syndax Pharmaceuticals, Inc.* (Biotechnology)	42,853	878,058
TG Therapeutics, Inc.* (Biotechnology)	60,762	986,775
Travere Therapeutics, Inc.* (Biotechnology)	45,656	407,708
Twist Bioscience Corp.* (Biotechnology)	24,428	791,467
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	23,609	1,041,393
uniQure N.V.* (Biotechnology)	39,233	218,135
United Therapeutics Corp.* (Biotechnology)	3,953	849,025
Vaxcyte, Inc.* (Biotechnology)	16,855	1,203,784
Vera Therapeutics, Inc.* (Biotechnology)	18,169	661,715
Veracyte, Inc.* (Biotechnology)	16,967	424,514
Vericel Corp.* (Biotechnology)	11,257	483,826
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,727	1,181,827
Verve Therapeutics, Inc.* (Biotechnology)	32,446	351,066
Viking Therapeutics, Inc.* (Biotechnology)	43,971	1,061,460
Vir Biotechnology, Inc.* (Biotechnology)	42,445	398,983
Viridian Therapeutics, Inc.* (Biotechnology)	21,543	414,703
Xencor, Inc.* (Biotechnology)	12,748	238,388
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	38,314	454,021
TOTAL COMMON STOCKS (Cost $71,258,565)		80,523,654

Repurchase Agreements(b)(c) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $27,919,007	$27,915,000	$27,915,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,915,000)		27,915,000

Collateral for Securities Loaned(d) (1.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	1,303,074	$1,303,074
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,303,074)		1,303,074
TOTAL INVESTMENT SECURITIES (Cost $100,476,639)—103.2%		109,741,728
Net other assets (liabilities)—(3.2)%		(3,355,076)
NET ASSETS—100.0%		$106,386,652

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $1,219,128.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $15,754,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	2/23/24	5.93%	$39,065,242	$(921,867)
S&P Biotechnology Select Industry Index	UBS AG	2/23/24	5.93%	40,251,103	(944,025)
				$79,316,345	$(1,865,892)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 39

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Biotechnology	$80,523,654	75.8%
Other**	25,862,998	24.2%
Total	$106,386,652	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

40 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (68.3%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	1,494	$169,047
AbbVie, Inc. (Biotechnology)	0.5%	1,521	250,052
Accenture PLC—Class A (IT Services)	0.4%	541	196,859
Adobe, Inc.* (Software)	0.5%	392	242,170
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.5%	1,389	232,921
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.2%	4,287	607,897
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.4%	5,094	713,668
Amazon.com, Inc.* (Broadline Retail)	2.4%	7,828	1,214,906
Amgen, Inc. (Biotechnology)	0.3%	461	144,874
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.5%	12,583	2,320,305
Bank of America Corp. (Banks)	0.4%	5,925	201,509
Berkshire Hathaway, Inc.—Class B* (Financial Services)	1.2%	1,566	600,937
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.9%	377	444,860
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	1,511	222,766
Cisco Systems, Inc. (Communications Equipment)	0.3%	3,488	175,027
Comcast Corp.—Class A (Media)	0.3%	3,457	160,888
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	0.5%	382	265,444
Danaher Corp. (Life Sciences Tools & Services)	0.3%	564	135,309
Eli Lilly & Co. (Pharmaceuticals)	0.9%	686	442,887
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	3,449	354,591
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	3,630	156,380
International Business Machines Corp. (IT Services)	0.3%	784	143,989
Intuit, Inc. (Software)	0.3%	243	153,413
Johnson & Johnson (Pharmaceuticals)	0.6%	2,071	329,082
JPMorgan Chase & Co. (Banks)	0.8%	2,489	433,983
Linde PLC (Chemicals)	0.3%	418	169,218
Mastercard, Inc.—Class A (Financial Services)	0.6%	712	319,852
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	625	182,950
Merck & Co., Inc. (Pharmaceuticals)	0.5%	2,181	263,421
Meta Platforms, Inc.—Class A* (Interactive Media & Services)	1.5%	1,911	745,557
Microsoft Corp. (Software)	5.0%	6,399	2,544,114
Netflix, Inc.* (Entertainment)	0.4%	376	212,106
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.6%	2,127	1,308,680
Oracle Corp. (Software)	0.3%	1,368	152,806
PepsiCo, Inc. (Beverages)	0.4%	1,182	199,202
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	958	142,273
Salesforce, Inc.* (Software)	0.5%	836	234,991
ServiceNow, Inc.* (Software)	0.3%	178	136,241
Tesla, Inc.* (Automobiles)	0.9%	2,379	445,563
The Coca-Cola Co. (Beverages)	0.4%	3,350	199,293
The Home Depot, Inc. (Specialty Retail)	0.6%	858	302,840
The Procter & Gamble Co. (Household Products)	0.6%	2,028	318,680
The Walt Disney Co. (Entertainment)	0.3%	1,576	151,375
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.3%	332	178,942
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	797	407,857
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.3%	3,617	153,180
Visa, Inc.—Class A (Financial Services)	0.7%	1,374	375,459
Walmart, Inc. (Consumer Staples Distribution & Retail)	0.4%	1,230	203,258
Wells Fargo & Co. (Banks)	0.3%	3,128	156,963
Other Common Stocks	29.4%	168,757	15,196,901
TOTAL COMMON STOCKS (Cost $15,751,696)			35,015,486

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $15,211,183	$15,209,000	$15,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,209,000)		15,209,000
TOTAL INVESTMENT SECURITIES (Cost $30,960,696)—98.0%		50,224,486
Net other assets (liabilities)—2.0%		1,040,433
NET ASSETS—100.0%		$51,264,919

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 41

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,409,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	3/18/24	$1,704,675	$85,806

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	5.93%	$13,933,666	$(222,079)
S&P 500	UBS AG	2/27/24	5.83%	600,861	(10,333)
				$14,534,527	$(232,412)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

42 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$545,808	1.1%
Air Freight & Logistics	160,889	0.3%
Automobile Components	26,889	0.1%
Automobiles	530,957	1.0%
Banks	1,141,915	2.2%
Beverages	513,201	1.0%
Biotechnology	729,062	1.4%
Broadline Retail	1,240,212	2.4%
Building Products	169,629	0.3%
Capital Markets	1,013,311	2.0%
Chemicals	532,067	1.0%
Commercial Services & Supplies	195,278	0.4%
Communications Equipment	296,614	0.6%
Construction & Engineering	24,450	NM
Construction Materials	54,180	0.1%
Consumer Finance	180,545	0.4%
Consumer Staples Distribution & Retail	647,846	1.3%
Containers & Packaging	73,092	0.1%
Distributors	40,187	0.1%
Diversified Telecommunication Services	262,027	0.5%
Electric Utilities	518,381	1.0%
Electrical Equipment	209,030	0.4%
Electronic Equipment, Instruments & Components	214,073	0.4%
Energy Equipment & Services	112,041	0.2%
Entertainment	444,997	0.9%
Financial Services	1,516,201	3.0%
Food Products	300,459	0.6%
Gas Utilities	14,470	NM
Ground Transportation	394,225	0.8%
Health Care Equipment & Supplies	921,353	1.8%
Health Care Providers & Services	975,539	1.9%
Health Care REITs	66,144	0.1%
Hotel & Resort REITs	11,667	NM
Hotels, Restaurants & Leisure	744,795	1.5%
Household Durables	128,658	0.3%
Household Products	450,460	0.9%
Independent Power and Renewable Electricity Producers	9,608	NM
Industrial Conglomerates	283,778	0.6%
Industrial REITs	100,972	0.2%
Insurance	753,669	1.5%
Interactive Media & Services	2,076,066	4.0%
IT Services	450,158	0.9%
Leisure Products	5,580	NM
Life Sciences Tools & Services	498,566	1.0%
Machinery	615,237	1.2%
Media	246,423	0.5%
Metals & Mining	138,846	0.3%
Multi-Utilities	218,699	0.4%
Office REITs	24,568	NM
Oil, Gas & Consumable Fuels	1,220,613	2.4%
Passenger Airlines	56,686	0.1%
Personal Care Products	57,296	0.1%
Pharmaceuticals	1,346,591	2.6%
Professional Services	249,770	0.5%
Real Estate Management & Development	51,915	0.1%
Residential REITs	100,103	0.2%
Retail REITs	104,821	0.2%
Semiconductors & Semiconductor Equipment	3,053,255	6.0%
Software	3,917,942	7.6%
Specialized REITs	372,457	0.7%
Specialty Retail	708,981	1.4%
Technology Hardware, Storage & Peripherals	2,404,781	4.7%
Textiles, Apparel & Luxury Goods	168,317	0.3%
Tobacco	182,569	0.4%
Trading Companies & Distributors	105,398	0.2%
Water Utilities	20,711	NM
Wireless Telecommunication Services	70,458	0.1%
Other**	16,249,433	31.7%
Total	$51,264,919	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 43

Common Stocks (86.6%)

	Shares	Value
Alphabet, Inc.*—Class A (Interactive Media & Services)	5,405	$757,241
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,550	645,190
AT&T, Inc. (Diversified Telecommunication Services)	15,624	276,389
Charter Communications, Inc.*—Class A (Media)	719	266,540
Comcast Corp.—Class A (Media)	6,281	292,318
Electronic Arts, Inc. (Entertainment)	1,929	265,392
Fox Corp.—Class A (Media)	2,024	65,375
Fox Corp.—Class B (Media)	1,080	32,411
Live Nation Entertainment, Inc.* (Entertainment)	1,162	103,244
Match Group, Inc.* (Interactive Media & Services)	2,226	85,434
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	4,062	1,584,748
Netflix, Inc.* (Entertainment)	583	328,877
News Corp.—Class A (Media)	3,115	76,754
News Corp.—Class B (Media)	940	24,036
Omnicom Group, Inc. (Media)	1,619	146,325
Paramount Global—Class B (Media)	3,948	57,601
Take-Two Interactive Software, Inc.* (Entertainment)	1,295	213,584
The Interpublic Group of Cos., Inc. (Media)	3,135	103,424
The Walt Disney Co. (Entertainment)	2,848	273,550
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,691	272,640
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,913	292,765
Warner Bros. Discovery, Inc.* (Entertainment)	18,163	181,993
TOTAL COMMON STOCKS (Cost $4,470,210)		6,345,831

Repurchase Agreements(a)(b) (22.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,623,233	$1,623,000	$1,623,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,623,000)		1,623,000
TOTAL INVESTMENT SECURITIES (Cost $6,093,210)—108.7%		7,968,831
Net other assets (liabilities)—(8.7)%		(637,963)
NET ASSETS—100.0%		$7,330,868

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $723,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$2,667,061	$6,130
S&P Communication Services Select Sector Index	UBS AG	2/23/24	5.68%	1,981,857	(1,249)
				$4,648,918	$4,881

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

44 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$569,154	7.8%
Entertainment	1,366,640	18.6%
Interactive Media & Services	3,072,613	42.0%
Media	1,064,784	14.5%
Wireless Telecommunication Services	272,640	3.7%
Other**	985,037	13.4%
Total	$7,330,868	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund :: 45

Common Stocks (74.9%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,184	$458,942
Amazon.com, Inc.* (Broadline Retail)	37,763	5,860,818
Aptiv PLC* (Automobile Components)	2,072	168,516
AutoZone, Inc.* (Specialty Retail)	130	359,077
Bath & Body Works, Inc. (Specialty Retail)	1,665	71,029
Best Buy Co., Inc. (Specialty Retail)	1,417	102,718
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	256	897,912
BorgWarner, Inc. (Automobile Components)	1,721	58,342
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,580	69,315
CarMax, Inc.* (Specialty Retail)	1,161	82,640
Carnival Corp.* (Hotels, Restaurants & Leisure)	7,380	122,360
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	202	486,572
D.R. Horton, Inc. (Household Durables)	2,207	315,402
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	881	143,233
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	256	109,112
eBay, Inc. (Broadline Retail)	3,802	156,148
Etsy, Inc.* (Broadline Retail)	876	58,307
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	976	144,770
Ford Motor Co. (Automobiles)	28,801	337,548
Garmin, Ltd. (Household Durables)	1,121	133,948
General Motors Co. (Automobiles)	10,032	389,242
Genuine Parts Co. (Distributors)	1,026	143,875
Hasbro, Inc. (Leisure Products)	954	46,698
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,879	358,814
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,705	132,329
Lennar Corp.—Class A (Household Durables)	1,832	274,525
LKQ Corp. (Distributors)	1,959	91,427
Lowe’s Cos., Inc. (Specialty Retail)	4,227	899,675
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	842	382,116
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,807	433,227
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,831	1,121,411
MGM Resorts International (Hotels, Restaurants & Leisure)	2,001	86,783
Mohawk Industries, Inc.* (Household Durables)	386	40,241
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,967	910,419
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	3,116	55,465
NVR, Inc.* (Household Durables)	23	162,732
O’Reilly Automotive, Inc.* (Specialty Retail)	433	442,981
Pool Corp. (Distributors)	283	105,064
PulteGroup, Inc. (Household Durables)	1,579	165,100
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	291	41,808
Ross Stores, Inc. (Specialty Retail)	2,479	347,754
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,726	220,065
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,368	778,475
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,678	65,090
Tesla, Inc.* (Automobiles)	18,013	3,373,654
The Home Depot, Inc. (Specialty Retail)	3,263	1,151,707
The TJX Cos., Inc. (Specialty Retail)	8,380	795,346
Tractor Supply Co. (Specialty Retail)	791	177,659
Ulta Beauty, Inc.* (Specialty Retail)	360	180,738
VF Corp. (Textiles, Apparel & Luxury Goods)	2,419	39,817
Whirlpool Corp. (Household Durables)	401	43,918
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	701	66,195
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,054	265,972
TOTAL COMMON STOCKS (Cost $11,219,267)		23,927,031

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $8,443,212	$8,442,000	$8,442,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,442,000)		8,442,000
TOTAL INVESTMENT SECURITIES (Cost $19,661,267)—101.4%		32,369,031
Net other assets (liabilities)—(1.4)%		(453,696)
NET ASSETS—100.0%		$31,915,335

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $4,658,000.

See accompanying notes to the financial statements.

46 :: Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$15,245,691	$(269,879)
S&P Consumer Discretionary Select Sector Index	UBS AG	2/23/24	5.68%	8,714,291	(137,409)
				$23,959,982	$(407,288)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Automobile Components	$226,858	0.7%
Automobiles	4,100,444	12.8%
Broadline Retail	6,075,272	19.0%
Distributors	340,366	1.1%
Hotels, Restaurants & Leisure	5,950,952	18.6%
Household Durables	1,135,866	3.6%
Leisure Products	46,698	0.1%
Specialty Retail	4,611,325	14.5%
Textiles, Apparel & Luxury Goods	1,439,250	4.5%
Other**	7,988,304	25.1%
Total	$31,915,335	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund :: 47

Common Stocks (72.5%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,010	$80,641
Archer-Daniels-Midland Co. (Food Products)	606	33,681
Brown-Forman Corp.—Class B (Beverages)	208	11,419
Bunge Global SA (Food Products)	165	14,535
Campbell Soup Co. (Food Products)	223	9,952
Church & Dwight Co., Inc. (Household Products)	280	27,958
Colgate-Palmolive Co. (Household Products)	936	78,811
Conagra Brands, Inc. (Food Products)	543	15,828
Constellation Brands, Inc.—Class A (Beverages)	184	45,095
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	438	304,357
Dollar General Corp. (Consumer Staples Distribution & Retail)	250	33,018
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	237	30,957
General Mills, Inc. (Food Products)	661	42,906
Hormel Foods Corp. (Food Products)	328	9,961
Kellanova (Food Products)	300	16,428
Kenvue, Inc. (Personal Care Products)	1,959	40,669
Keurig Dr Pepper, Inc. (Beverages)	1,144	35,967
Kimberly-Clark Corp. (Household Products)	384	46,452
Lamb Weston Holding, Inc. (Food Products)	165	16,903
McCormick & Co., Inc. (Food Products)	286	19,494
Molson Coors Beverage Co.—Class B (Beverages)	211	13,038
Mondelez International, Inc.—Class A (Food Products)	1,496	112,605
Monster Beverage Corp.* (Beverages)	840	46,217
PepsiCo, Inc. (Beverages)	1,358	228,863
Philip Morris International, Inc. (Tobacco)	1,165	105,840
Sysco Corp. (Consumer Staples Distribution & Retail)	573	46,373
Target Corp. (Consumer Staples Distribution & Retail)	524	72,878
The Clorox Co. (Household Products)	141	20,480
The Coca-Cola Co. (Beverages)	3,844	228,680
The Estee Lauder Cos., Inc. (Personal Care Products)	264	34,845
The Hershey Co. (Food Products)	171	33,095
The JM Smucker Co. (Food Products)	120	15,786
The Kraft Heinz Co. (Food Products)	906	33,640
The Kroger Co. (Consumer Staples Distribution & Retail)	752	34,697
The Procter & Gamble Co. (Household Products)	2,329	365,980
Tyson Foods, Inc.—Class A (Food Products)	324	17,742
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	814	18,372
Walmart, Inc. (Consumer Staples Distribution & Retail)	704	116,336
TOTAL COMMON STOCKS (Cost $1,522,159)		2,460,499

Repurchase Agreements(a)(b) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,015,146	$1,015,000	$1,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,015,000)		1,015,000
TOTAL INVESTMENT SECURITIES (Cost $2,537,159)—102.4%		3,475,499
Net other assets (liabilities)—(2.4)%		(80,132)
NET ASSETS—100.0%		$3,395,367

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $552,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$584,667	$6,171
S&P Consumer Staples Select Sector Index	UBS AG	2/23/24	5.68%	2,039,347	4,073
				$2,624,014	$10,244

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

48 :: Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Consumer Staples UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Beverages	$609,279	17.9%
Consumer Staples Distribution & Retail	656,988	19.4%
Food Products	392,556	11.6%
Household Products	539,681	15.9%
Personal Care Products	75,514	2.2%
Tobacco	186,481	5.5%
Other**	934,868	27.5%
Total	$3,395,367	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Energy UltraSector ProFund :: 49

Common Stocks (74.8%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	4,662	$146,060
Baker Hughes Co. (Energy Equipment & Services)	15,289	435,737
Chevron Corp. (Oil, Gas & Consumable Fuels)	26,477	3,903,504
ConocoPhillips (Oil, Gas & Consumable Fuels)	17,907	2,003,256
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	11,429	284,354
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	9,735	409,065
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,719	418,019
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	8,795	1,000,783
EQT Corp. (Oil, Gas & Consumable Fuels)	6,250	221,250
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	50,538	5,195,812
Halliburton Co. (Energy Equipment & Services)	13,601	484,876
Hess Corp. (Oil, Gas & Consumable Fuels)	4,201	590,367
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	29,385	497,194
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8,892	203,182
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,769	955,346
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,033	577,600
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,850	604,013
Phillips 66 (Oil, Gas & Consumable Fuels)	6,690	965,434
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,545	814,747
Schlumberger N.V. (Energy Equipment & Services)	20,164	981,986
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,388	287,844
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18,484	640,655
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,172	718,391
TOTAL COMMON STOCKS (Cost $7,999,972)		22,339,475

Repurchase Agreements(a)(b) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $6,646,954	$6,646,000	$6,646,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,646,000)		6,646,000
TOTAL INVESTMENT SECURITIES (Cost $14,645,972)—97.1%		28,985,475
Net other assets (liabilities)—2.9%		880,703
NET ASSETS—100.0%		$29,866,178

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $4,111,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$11,681,906	$381,869
S&P Energy Select Sector Index	UBS AG	2/23/24	5.63%	10,897,851	291,552
				$22,579,757	$673,421

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

50 :: Energy UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Energy UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$1,902,599	6.4%
Oil, Gas & Consumable Fuels	20,436,876	68.4%
Other**	7,526,703	25.2%
Total	$29,866,178	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 51

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	1,074	$66,309
ArcelorMittal SANYS (Metals & Mining)	1,400	38,458
Argenx SE*ADR (Biotechnology)	96	36,529
Ascendis Pharma A/S*ADR (Biotechnology)	288	37,420
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	115	100,029
AstraZeneca PLCADR (Pharmaceuticals)	709	47,248
Barclays PLCADR (Banks)	5,273	39,758
BioNTech SE*ADR (Biotechnology)	383	36,400
BP PLCADR (Oil, Gas & Consumable Fuels)	1,745	61,250
British American Tobacco PLCADR (Tobacco)	1,764	52,214
Diageo PLCADR (Beverages)	383	55,278
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	1,898	54,416
GSK PLCADR (Pharmaceuticals)	1,476	58,213
Haleon PLCADR(a) (Personal Care Products)	5,311	43,550
HSBC Holdings PLCADR(a) (Banks)	1,898	74,649
ING Groep N.V.ADR (Banks)	3,221	45,738
National Grid PLCADR(a) (Multi-Utilities)	690	46,596
Nokia OyjADR (Communications Equipment)	11,428	41,141
Novo Nordisk A/SADR (Pharmaceuticals)	115	13,195
RELX PLCADR (Professional Services)	1,381	57,104
Rio Tinto PLCADR (Metals & Mining)	920	63,728
Ryanair Holdings PLCADR (Passenger Airlines)	307	41,015
Sanofi S.A.ADR (Pharmaceuticals)	1,381	68,912
SAP SEADR(a) (Software)	556	96,244
Shell PLCADR (Oil, Gas & Consumable Fuels)	1,419	89,270
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	920	40,590
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	6,193	34,123
Tenaris S.A.ADR (Energy Equipment & Services)	1,112	35,373
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,170	76,261
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,583	39,414
TOTAL COMMON STOCKS (Cost $988,172)		1,590,425

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $9,001	$9,000	$9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000

Collateral for Securities Loaned(c) (29.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(d)	467,692	$467,692
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $467,692)		467,692
TOTAL INVESTMENT SECURITIES (Cost $1,464,864)—130.0%		2,067,117
Net other assets (liabilities)—(30.0)%		(477,060)
NET ASSETS—100.0%		$1,590,057

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $320,312.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Banks	$160,145	10.1%
Beverages	121,587	7.6%
Biotechnology	110,349	6.9%
Communications Equipment	75,264	4.7%
Energy Equipment & Services	35,373	2.2%
Metals & Mining	102,187	6.4%
Multi-Utilities	46,596	2.9%
Oil, Gas & Consumable Fuels	281,195	17.8%
Passenger Airlines	41,015	2.6%
Personal Care Products	43,550	2.7%
Pharmaceuticals	187,568	11.8%
Professional Services	57,104	3.6%
Semiconductors & Semiconductor Equipment	140,620	8.8%
Software	96,244	6.1%
Tobacco	52,214	3.3%
Wireless Telecommunication Services	39,414	2.5%
Other**	(368)	NM
Total	$1,590,057	100.0%

See accompanying notes to the financial statements.

52 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2024:

	Value	% of Net Assets
Belgium	$66,309	4.2%
Denmark	50,615	3.2%
Finland	41,141	2.6%
France	185,763	11.7%
Germany	132,644	8.3%
Ireland	41,015	2.6%
Luxembourg	73,831	4.6%
Netherlands	182,296	11.5%
Norway	54,416	3.4%
Sweden	34,123	2.1%
United Kingdom	728,272	45.8%
Other**	(368)	NM
Total	$1,590,057	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 53

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,286,185	$1,286,000	$1,286,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,286,000)		1,286,000
TOTAL INVESTMENT SECURITIES (Cost $1,286,000)—99.6%		1,286,000
Net other assets (liabilities)—0.4%		5,678
NET ASSETS—100.0%		$1,291,678

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $15,000.

As of January 31, 2024, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	83,204	U.S. dollar	$105,383	2/16/24	$105,441	$58
Canadian dollar	132,163	U.S. dollar	97,833	2/16/24	98,335	502
Euro	378,045	U.S. dollar	410,940	2/16/24	408,787	(2,153)
Japanese yen	12,192,793	U.S. dollar	82,512	2/16/24	83,070	558
Swedish krona	251,246	U.S. dollar	23,979	2/16/24	24,167	188
Swiss franc	26,082	U.S. dollar	30,167	2/16/24	30,287	120
Total Long Contracts			$750,814		$750,087	$(727)

As of January 31, 2024, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$35,634	British pound	28,066	2/16/24	$35,567	$67
U.S. dollar	28,154	Canadian dollar	37,781	2/16/24	28,111	43
U.S. dollar	168,507	Euro	155,272	2/16/24	167,899	608
U.S. dollar	39,533	Japanese yen	5,824,577	2/16/24	39,683	(150)
U.S. dollar	12,663	Swedish krona	131,812	2/16/24	12,679	(16)
U.S. dollar	10,612	Swiss franc	9,140	2/16/24	10,614	(2)
Total Short Contracts	$295,103				$294,553	$550
Long:
British pound	66,055	U.S. dollar	$83,667	2/16/24	$83,709	$42
Canadian dollar	63,136	U.S. dollar	46,768	2/16/24	46,976	208
Euro	463,423	U.S. dollar	503,725	2/16/24	501,108	(2,617)
Japanese yen	19,506,943	U.S. dollar	131,966	2/16/24	132,901	935
Swedish krona	444,832	U.S. dollar	42,454	2/16/24	42,789	335
Swiss franc	23,081	U.S. dollar	26,670	2/16/24	26,802	132
Total Long Contracts			$835,250		$834,285	$(965)
Total unrealized appreciation						$3,796
Total unrealized (depreciation)						(4,938)
Total net unrealized appreciation/(depreciation)						$(1,142)

See accompanying notes to the financial statements.

54 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (71.8%)

	Shares	Value
Aflac, Inc. (Insurance)	492	$41,495
American Express Co. (Consumer Finance)	533	106,994
American International Group, Inc. (Insurance)	651	45,251
Ameriprise Financial, Inc. (Capital Markets)	93	35,975
Aon PLC—Class A (Insurance)	186	55,508
Arch Capital Group, Ltd.* (Insurance)	346	28,521
Arthur J. Gallagher & Co. (Insurance)	200	46,432
Assurant, Inc. (Insurance)	49	8,230
Bank of America Corp. (Banks)	6,375	216,814
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,684	646,219
BlackRock, Inc. (Capital Markets)	129	99,886
Blackstone, Inc. (Capital Markets)	659	82,013
Brown & Brown, Inc. (Insurance)	220	17,063
Capital One Financial Corp. (Consumer Finance)	353	47,768
Cboe Global Markets, Inc. (Capital Markets)	97	17,833
Chubb, Ltd. (Insurance)	378	92,610
Cincinnati Financial Corp. (Insurance)	146	16,177
Citigroup, Inc. (Banks)	1,772	99,533
Citizens Financial Group, Inc. (Banks)	432	14,126
CME Group, Inc. (Capital Markets)	333	68,545
Comerica, Inc. (Banks)	122	6,415
Discover Financial Services (Consumer Finance)	232	24,481
Everest Group, Ltd. (Insurance)	41	15,784
FactSet Research Systems, Inc. (Capital Markets)	35	16,657
Fidelity National Information Services, Inc. (Financial Services)	550	34,243
Fifth Third Bancorp (Banks)	631	21,605
First Horizon Corp. (Banks)	1	10
Fiserv, Inc.* (Financial Services)	556	78,880
FleetCor Technologies, Inc.* (Financial Services)	67	19,425
Franklin Resources, Inc. (Capital Markets)	262	6,977
Global Payments, Inc. (Financial Services)	241	32,108
Globe Life, Inc. (Insurance)	80	9,826
Huntington Bancshares, Inc. (Banks)	1,342	17,084
Intercontinental Exchange, Inc. (Capital Markets)	530	67,485
Invesco, Ltd. (Capital Markets)	418	6,617
Jack Henry & Associates, Inc. (Financial Services)	68	11,276
JPMorgan Chase & Co. (Banks)	2,677	466,763
KeyCorp (Banks)	867	12,598
Loews Corp. (Insurance)	170	12,386
M&T Bank Corp. (Banks)	154	21,267
MarketAxess Holdings, Inc. (Capital Markets)	35	7,893
Marsh & McLennan Cos., Inc. (Insurance)	456	88,391
Mastercard, Inc.—Class A (Financial Services)	767	344,559
MetLife, Inc. (Insurance)	576	39,928
Moody’s Corp. (Capital Markets)	145	56,846
Morgan Stanley (Capital Markets)	1,170	102,071
MSCI, Inc. (Capital Markets)	73	43,699
Nasdaq, Inc. (Capital Markets)	316	18,255
Northern Trust Corp. (Capital Markets)	192	15,291
PayPal Holdings, Inc.* (Financial Services)	999	61,289
Principal Financial Group, Inc. (Insurance)	204	16,136
Prudential Financial, Inc. (Insurance)	334	35,047
Raymond James Financial, Inc. (Capital Markets)	175	19,282
Regions Financial Corp. (Banks)	861	16,075
S&P Global, Inc. (Capital Markets)	299	134,056
State Street Corp. (Capital Markets)	286	21,127
Synchrony Financial (Consumer Finance)	383	14,887
T. Rowe Price Group, Inc. (Capital Markets)	208	22,558
The Allstate Corp. (Insurance)	243	37,726
The Bank of New York Mellon Corp. (Capital Markets)	712	39,488
The Charles Schwab Corp. (Capital Markets)	1,378	86,704
The Goldman Sachs Group, Inc. (Capital Markets)	302	115,970
The Hartford Financial Services Group, Inc. (Insurance)	278	24,175
The PNC Financial Services Group, Inc. (Banks)	369	55,796
The Progressive Corp. (Insurance)	542	96,611
The Travelers Cos., Inc. (Insurance)	211	44,597
Truist Financial Corp. (Banks)	1,236	45,806
U.S. Bancorp (Banks)	1,441	59,859
Visa, Inc.—Class A (Financial Services)	1,475	403,059
W.R. Berkley Corp. (Insurance)	189	15,475
Wells Fargo & Co. (Banks)	3,363	168,755
Willis Towers Watson PLC (Insurance)	96	23,645
Zions Bancorp NA (Banks)	139	5,824
TOTAL COMMON STOCKS (Cost $1,993,727)		4,949,760

Repurchase Agreements(a)(b) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,794,257	$1,794,000	$1,794,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,794,000)		1,794,000
TOTAL INVESTMENT SECURITIES (Cost $3,787,727)—97.8%		6,743,760
Net other assets (liabilities)—2.2%		153,780
NET ASSETS—100.0%		$6,897,540

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,049,000.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 55

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$4,123,069	$56,580
S&P Financial Select Sector Index	UBS AG	2/23/24	5.98%	1,278,486	213,890
				$5,401,555	$270,470

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Banks	$1,228,330	17.8%
Capital Markets	1,085,228	15.7%
Consumer Finance	194,130	2.8%
Financial Services	1,631,058	23.7%
Insurance	811,014	11.8%
Other**	1,947,780	28.2%
Total	$6,897,540	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

56 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (72.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,976	$449,885
AbbVie, Inc. (Biotechnology)	4,045	664,999
Agilent Technologies, Inc. (Life Sciences Tools & Services)	670	87,167
Align Technology, Inc.* (Health Care Equipment & Supplies)	163	43,573
Amgen, Inc. (Biotechnology)	1,226	385,283
Baxter International, Inc. (Health Care Equipment & Supplies)	1,162	44,958
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	665	158,809
Biogen, Inc.* (Biotechnology)	332	81,891
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	48	15,403
Bio-Techne Corp. (Life Sciences Tools & Services)	362	25,456
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,355	212,237
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,662	227,832
Cardinal Health, Inc. (Health Care Providers & Services)	565	61,692
Catalent, Inc.* (Pharmaceuticals)	413	21,327
Cencora, Inc. (Health Care Providers & Services)	382	88,884
Centene Corp.* (Health Care Providers & Services)	1,224	92,179
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	118	25,521
CVS Health Corp. (Health Care Providers & Services)	2,943	218,871
Danaher Corp. (Life Sciences Tools & Services)	1,507	361,544
DaVita, Inc.* (Health Care Providers & Services)	123	13,304
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	485	16,854
Dexcom, Inc.* (Health Care Equipment & Supplies)	885	107,395
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,390	109,073
Elevance Health, Inc. (Health Care Providers & Services)	538	265,471
Eli Lilly & Co. (Pharmaceuticals)	1,827	1,179,529
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	897	65,804
Gilead Sciences, Inc. (Biotechnology)	2,855	223,432
HCA Healthcare, Inc. (Health Care Providers & Services)	454	138,425
Henry Schein, Inc.* (Health Care Providers & Services)	299	22,377
Hologic, Inc.* (Health Care Equipment & Supplies)	561	41,761
Humana, Inc. (Health Care Providers & Services)	282	106,613
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	190	97,865
Illumina, Inc.* (Life Sciences Tools & Services)	364	52,056
Incyte Corp.* (Biotechnology)	426	25,036
Insulet Corp.* (Health Care Equipment & Supplies)	160	30,539
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	807	305,224
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	420	87,457
Johnson & Johnson (Pharmaceuticals)	5,516	876,492
Laboratory Corp. of America Holdings (Health Care Providers & Services)	195	43,349
McKesson Corp. (Health Care Providers & Services)	305	152,466
Medtronic PLC (Health Care Equipment & Supplies)	3,049	266,909
Merck & Co., Inc. (Pharmaceuticals)	5,805	701,128
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	59,860
Moderna, Inc.* (Biotechnology)	764	77,202
Molina Healthcare, Inc.* (Health Care Providers & Services)	134	47,763
Pfizer, Inc. (Pharmaceuticals)	12,938	350,361
Quest Diagnostics, Inc. (Health Care Providers & Services)	257	33,007
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	245	230,981
ResMed, Inc. (Health Care Equipment & Supplies)	337	64,097
Revvity, Inc. (Life Sciences Tools & Services)	283	30,332
STERIS PLC (Health Care Equipment & Supplies)	226	49,483
Stryker Corp. (Health Care Equipment & Supplies)	775	259,997
Teleflex, Inc. (Health Care Equipment & Supplies)	108	26,226
The Cigna Group (Health Care Providers & Services)	670	201,637
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	113	42,152
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	885	476,996
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,119	1,084,376
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	140	22,233
Vertex Pharmaceuticals, Inc.* (Biotechnology)	590	255,694
Viatris, Inc. (Pharmaceuticals)	2,749	32,356
Waters Corp.* (Life Sciences Tools & Services)	135	42,891
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	170	63,415
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	479	60,162
Zoetis, Inc. (Pharmaceuticals)	1,052	197,576
TOTAL COMMON STOCKS (Cost $3,100,383)		11,904,867

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 57

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $3,777,542	$3,777,000	$3,777,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,777,000)		3,777,000
TOTAL INVESTMENT SECURITIES (Cost $6,877,383)—94.8%		15,681,867
Net other assets (liabilities)—5.2%		864,322
NET ASSETS—100.0%		$16,546,189

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $2,073,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$6,519,419	$9,995
S&P Health Care Select Sector Index	UBS AG	2/23/24	5.68%	6,413,055	3,976
				$12,932,474	$13,971

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Biotechnology	$1,944,517	11.8%
Health Care Equipment & Supplies	2,453,003	14.8%
Health Care Providers & Services	2,592,647	15.7%
Life Sciences Tools & Services	1,328,098	8.0%
Pharmaceuticals	3,586,602	21.7%
Other**	4,641,322	28.0%
Total	$16,546,189	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

58 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (63.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	537	$50,666
AO. Smith Corp. (Building Products)	120	9,313
Allegion PLC (Building Products)	85	10,531
American Airlines Group, Inc.* (Passenger Airlines)	635	9,036
AMETEK, Inc. (Electrical Equipment)	224	36,299
Automatic Data Processing, Inc. (Professional Services)	400	98,311
Axon Enterprise, Inc.* (Aerospace & Defense)	68	16,936
Broadridge Financial Solutions, Inc. (Professional Services)	114	23,279
Builders FirstSource, Inc.* (Building Products)	120	20,848
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	113	9,502
Carrier Global Corp. (Building Products)	815	44,589
Caterpillar, Inc. (Machinery)	497	149,254
Cintas Corp. (Commercial Services & Supplies)	83	50,179
Copart, Inc.* (Commercial Services & Supplies)	850	40,834
CSX Corp. (Ground Transportation)	1,921	68,580
Cummins, Inc. (Machinery)	138	33,023
Dayforce, Inc.* (Professional Services)	152	10,567
Deere & Co. (Machinery)	260	102,331
Delta Air Lines, Inc. (Passenger Airlines)	627	24,541
Dover Corp. (Machinery)	137	20,520
Eaton Corp. PLC (Electrical Equipment)	388	95,480
Emerson Electric Co. (Electrical Equipment)	554	50,818
Equifax, Inc. (Professional Services)	120	29,321
Expeditors International of Washington, Inc. (Air Freight & Logistics)	141	17,813
Fastenal Co. (Trading Companies & Distributors)	555	37,868
FedEx Corp. (Air Freight & Logistics)	225	54,290
Fortive Corp. (Machinery)	342	26,738
Generac Holdings, Inc.* (Electrical Equipment)	60	6,820
General Dynamics Corp. (Aerospace & Defense)	220	58,298
General Electric Co. (Industrial Conglomerates)	1,057	139,968
Honeywell International, Inc. (Industrial Conglomerates)	641	129,649
Howmet Aerospace, Inc. (Aerospace & Defense)	381	21,435
Hubbell, Inc. (Electrical Equipment)	52	17,450
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	38	9,839
IDEX Corp. (Machinery)	73	15,440
Illinois Tool Works, Inc. (Machinery)	266	69,399
Ingersoll Rand, Inc. (Machinery)	393	31,385
J.B. Hunt Transport Services, Inc. (Ground Transportation)	79	15,877
Jacobs Solutions, Inc. (Professional Services)	123	16,577
Johnson Controls International PLC (Building Products)	661	34,828
L3Harris Technologies, Inc. (Aerospace & Defense)	184	38,349
Leidos Holdings, Inc. (Professional Services)	133	14,693
Lockheed Martin Corp. (Aerospace & Defense)	215	92,323
Masco Corp. (Building Products)	217	14,602
Nordson Corp. (Machinery)	53	13,341
Norfolk Southern Corp. (Ground Transportation)	220	51,753
Northrop Grumman Corp. (Aerospace & Defense)	138	61,653
Old Dominion Freight Line, Inc. (Ground Transportation)	87	34,019
Otis Worldwide Corp. (Machinery)	397	35,111
PACCAR, Inc. (Machinery)	508	50,998
Parker-Hannifin Corp. (Machinery)	124	57,598
Paychex, Inc. (Professional Services)	312	37,979
Paycom Software, Inc. (Professional Services)	48	9,132
Pentair PLC (Machinery)	161	11,780
Quanta Services, Inc. (Construction & Engineering)	141	27,361
Republic Services, Inc. (Commercial Services & Supplies)	198	33,882
Robert Half, Inc. (Professional Services)	102	8,113
Rockwell Automation, Inc. (Electrical Equipment)	112	28,367
Rollins, Inc. (Commercial Services & Supplies)	273	11,824
RTX Corp. (Aerospace & Defense)	1,398	127,385
Snap-on, Inc. (Machinery)	51	14,786
Southwest Airlines Co. (Passenger Airlines)	580	17,336
Stanley Black & Decker, Inc. (Machinery)	150	13,995
Textron, Inc. (Aerospace & Defense)	191	16,180
The Boeing Co.* (Aerospace & Defense)	553	116,705
Trane Technologies PLC (Building Products)	222	55,954
TransDigm Group, Inc. (Aerospace & Defense)	54	59,005
Uber Technologies, Inc.* (Ground Transportation)	2,001	130,605
Union Pacific Corp. (Ground Transportation)	592	144,406
United Airlines Holdings, Inc.* (Passenger Airlines)	319	13,200
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	703	99,756
United Rentals, Inc. (Trading Companies & Distributors)	66	41,276
Veralto Corp. (Commercial Services & Supplies)	212	16,258
Verisk Analytics, Inc. (Professional Services)	141	34,056
W.W. Grainger, Inc. (Trading Companies & Distributors)	43	38,513
Waste Management, Inc. (Commercial Services & Supplies)	356	66,084
Westinghouse Air Brake Technologies Corp. (Machinery)	174	22,893
Xylem, Inc. (Machinery)	234	26,311
TOTAL COMMON STOCKS (Cost $1,813,241)		3,396,014

Repurchase Agreements(a)(b) (34.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,857,267	$1,857,000	$1,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,857,000)		1,857,000
TOTAL INVESTMENT SECURITIES (Cost $3,670,241)—97.4%		5,253,014
Net other assets (liabilities)—2.6%		141,949
NET ASSETS—100.0%		$5,394,963

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 59

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $859,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$2,642,642	$10,153
S&P Industrials Select Sector Index	UBS AG	2/23/24	5.68%	2,058,299	49,047
				$4,700,941	$59,200

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$618,108	11.4%
Air Freight & Logistics	181,361	3.4%
Building Products	190,665	3.5%
Commercial Services & Supplies	219,061	4.1%
Construction & Engineering	27,361	0.5%
Electrical Equipment	235,234	4.4%
Ground Transportation	445,241	8.3%
Industrial Conglomerates	320,283	5.9%
Machinery	694,902	12.9%
Passenger Airlines	64,113	1.2%
Professional Services	282,028	5.2%
Trading Companies & Distributors	117,657	2.2%
Other**	1,998,949	37.0%
Total	$5,394,963	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

60 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (76.9%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	15,075	$2,172,910
Akamai Technologies, Inc.* (IT Services)	10,341	1,274,321
Alphabet, Inc.*—Class A (Interactive Media & Services)	27,428	3,842,663
Alphabet, Inc.*—Class C (Interactive Media & Services)	23,086	3,273,595
Amazon.com, Inc.* (Broadline Retail)	44,009	6,830,197
Arista Networks, Inc.* (Communications Equipment)	9,167	2,371,320
Atlassian Corp.*—Class A (Software)	7,992	1,996,161
Box, Inc.*—Class A (Software)	23,802	618,376
Carvana Co.* (Specialty Retail)	16,017	689,692
Ciena Corp.* (Communications Equipment)	16,919	896,707
Cisco Systems, Inc. (Communications Equipment)	65,006	3,262,001
Cloudflare, Inc.*—Class A (IT Services)	17,520	1,384,956
CommScope Holding Co., Inc.* (Communications Equipment)	156,147	362,261
Confluent, Inc.*—Class A (Software)	29,324	655,685
Datadog, Inc.*—Class A (Software)	14,224	1,770,035
DocuSign, Inc.* (Software)	19,164	1,167,471
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	15,620	1,627,604
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	32,435	1,266,587
Dropbox, Inc.*—Class A (Software)	28,639	907,284
eBay, Inc. (Broadline Retail)	31,607	1,298,099
Etsy, Inc.* (Broadline Retail)	11,355	755,789
Fastly, Inc.*—Class A (IT Services)	26,895	541,127
GoDaddy, Inc.*—Class A (IT Services)	10,612	1,131,876
Juniper Networks, Inc. (Communications Equipment)	30,826	1,139,329
Match Group, Inc.* (Interactive Media & Services)	26,677	1,023,863
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	15,656	6,108,032
Netflix, Inc.* (Entertainment)	6,979	3,936,924
Nutanix, Inc.*—Class A (Software)	21,460	1,206,052
Okta, Inc.* (IT Services)	13,364	1,104,535
PayPal Holdings, Inc.* (Financial Services)	35,680	2,188,968
Pinterest, Inc.*—Class A (Interactive Media & Services)	37,497	1,405,013
ROBLOX Corp.*—Class A (Entertainment)	31,330	1,215,917
Salesforce, Inc.* (Software)	13,773	3,871,452
Smartsheet, Inc.*—Class A (Software)	16,433	738,992
Snap, Inc.*—Class A (Interactive Media & Services)	75,808	1,204,589
Snowflake, Inc.*—Class A (IT Services)	11,219	2,194,886
Teladoc Health, Inc.* (Health Care Technology)	28,814	559,856
Veeva Systems, Inc.*—Class A (Health Care Technology)	8,022	1,663,843
Workday, Inc.*—Class A (Software)	7,416	2,158,574
Zoom Video Communications, Inc.*— Class A (Software)	17,030	1,100,308
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	41,878	671,723
TOTAL COMMON STOCKS (Cost $40,287,086)		73,589,573

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $23,996,444	$23,993,000	$23,993,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,993,000)		23,993,000
TOTAL INVESTMENT SECURITIES (Cost $64,280,086)—102.0%		97,582,573
Net other assets (liabilities)—(2.0)%		(1,913,821)
NET ASSETS—100.0%		$95,668,752

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $13,587,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	2/23/24	5.93%	$35,244,454	$(357,402)
Dow Jones Composite Internet Index	UBS AG	2/23/24	5.68%	34,636,234	(486,260)
				$69,880,688	$(843,662)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 61

Internet UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Broadline Retail	$8,884,085	9.3%
Communications Equipment	8,031,618	8.4%
Entertainment	5,152,841	5.4%
Financial Services	2,188,968	2.3%
Health Care Technology	2,223,699	2.3%
Hotels, Restaurants & Leisure	5,067,101	5.3%
Interactive Media & Services	17,529,478	18.3%
IT Services	7,631,700	8.0%
Software	16,190,391	16.9%
Specialty Retail	689,692	0.7%
Other**	22,079,179	23.1%
Total	$95,668,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (99.8%)

	Shares	Value
A.O. Smith Corp. (Building Products)	69	$5,355
AbbVie, Inc. (Biotechnology)	594	97,654
Accenture PLC—Class A (IT Services)	309	112,439
Adobe, Inc.* (Software)	415	256,379
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,469	246,337
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	197	28,396
Akamai Technologies, Inc.* (IT Services)	66	8,133
Align Technology, Inc.* (Health Care Equipment & Supplies)	35	9,356
Allegion PLC (Building Products)	33	4,088
Alphabet, Inc.*—Class A (Interactive Media & Services)	5,389	754,999
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,533	642,779
Amazon.com, Inc.* (Broadline Retail)	8,280	1,285,055
American Express Co. (Consumer Finance)	368	73,873
American Tower Corp. (Specialized REITs)	175	34,239
Ameriprise Financial, Inc. (Capital Markets)	48	18,568
AMETEK, Inc. (Electrical Equipment)	102	16,529
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	305	30,835
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	267	51,360
ANSYS, Inc.* (Software)	45	14,752
Aon PLC—Class A (Insurance)	93	27,754
APA Corp. (Oil, Gas & Consumable Fuels)	280	8,772
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,309	2,454,179
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	761	125,032
Arch Capital Group, Ltd.* (Insurance)	342	28,191
Arista Networks, Inc.* (Communications Equipment)	228	58,979
Arthur J. Gallagher & Co. (Insurance)	102	23,680
Autodesk, Inc.* (Software)	102	25,889
Automatic Data Processing, Inc. (Professional Services)	147	36,129
AutoZone, Inc.* (Specialty Retail)	11	30,383
Axon Enterprise, Inc.* (Aerospace & Defense)	64	15,940
Blackstone, Inc. (Capital Markets)	467	58,118
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	112,238
Boston Scientific Corp.* (Health Care Equipment & Supplies)	732	46,306
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	399	470,820
Broadridge Financial Solutions, Inc. (Professional Services)	61	12,456
Brown & Brown, Inc. (Insurance)	169	13,108
Builders FirstSource, Inc.* (Building Products)	113	19,631
Cadence Design Systems, Inc.* (Software)	247	71,250
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	116	5,089
Carnival Corp.* (Hotels, Restaurants & Leisure)	653	10,827
Carrier Global Corp. (Building Products)	367	20,079
Caterpillar, Inc. (Machinery)	268	80,484
Cboe Global Markets, Inc. (Capital Markets)	61	11,215
CDW Corp. (Electronic Equipment, Instruments & Components)	50	11,336
Celanese Corp. (Chemicals)	93	13,605
CF Industries Holdings, Inc. (Chemicals)	95	7,173
Charter Communications, Inc.*—Class A (Media)	42	15,570
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	25	60,219
Church & Dwight Co., Inc. (Household Products)	101	10,085
Cintas Corp. (Commercial Services & Supplies)	44	26,601
CME Group, Inc. (Capital Markets)	121	24,907
Colgate-Palmolive Co. (Household Products)	291	24,502
ConocoPhillips (Oil, Gas & Consumable Fuels)	744	83,230
Constellation Energy Corp. (Electric Utilities)	130	15,860
Copart, Inc.* (Commercial Services & Supplies)	796	38,239
CoStar Group, Inc.* (Real Estate Management & Development)	159	13,273
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	171	118,824
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	454	11,296
CSX Corp. (Ground Transportation)	903	32,237
D.R. Horton, Inc. (Household Durables)	272	38,871
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	58	9,430
DaVita, Inc.* (Health Care Providers & Services)	29	3,137
Dayforce, Inc.* (Professional Services)	79	5,492
Deere & Co. (Machinery)	140	55,101
Delta Air Lines, Inc. (Passenger Airlines)	331	12,955
Dexcom, Inc.* (Health Care Equipment & Supplies)	214	25,969
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	164	25,213
Digital Realty Trust, Inc. (Specialized REITs)	115	16,153
Discover Financial Services (Consumer Finance)	122	12,873
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	12	5,115
Eaton Corp. PLC (Electrical Equipment)	226	55,614
Ecolab, Inc. (Chemicals)	121	23,985
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	205	16,086
Electronic Arts, Inc. (Entertainment)	99	13,620
Eli Lilly & Co. (Pharmaceuticals)	726	468,712
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	45	4,686
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	350	39,826
EPAM Systems, Inc.* (IT Services)	20	5,562
Equifax, Inc. (Professional Services)	44	10,751
Equinix, Inc. (Specialized REITs)	40	33,191
Etsy, Inc.* (Broadline Retail)	47	3,128
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	123	18,245
Expeditors International of Washington, Inc. (Air Freight & Logistics)	53	6,695

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 63

Common Stocks, continued

	Shares	Value
FactSet Research Systems, Inc. (Capital Markets)	15	$7,139
Fair Isaac Corp.* (Software)	21	25,175
Fastenal Co. (Trading Companies & Distributors)	259	17,672
First Horizon Corp. (Banks)	1	11
Fiserv, Inc.* (Financial Services)	282	40,007
FleetCor Technologies, Inc.* (Financial Services)	66	19,135
Fortinet, Inc.* (Software)	581	37,469
Fortive Corp. (Machinery)	320	25,018
Freeport-McMoRan, Inc. (Metals & Mining)	653	25,918
Garmin, Ltd. (Household Durables)	77	9,201
Gartner, Inc.* (IT Services)	72	32,936
Generac Holdings, Inc.* (Electrical Equipment)	35	3,978
General Electric Co. (Industrial Conglomerates)	426	56,411
HCA Healthcare, Inc. (Health Care Providers & Services)	87	26,526
Hess Corp. (Oil, Gas & Consumable Fuels)	250	35,133
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	234	44,685
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	385	7,400
Howmet Aerospace, Inc. (Aerospace & Defense)	207	11,646
Hubbell, Inc. (Electrical Equipment)	21	7,047
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42	21,633
Illinois Tool Works, Inc. (Machinery)	117	30,525
Ingersoll Rand, Inc. (Machinery)	283	22,600
Insulet Corp.* (Health Care Equipment & Supplies)	24	4,581
Intuit, Inc. (Software)	255	160,989
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	213	80,561
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	65	13,535
Iron Mountain, Inc. (Specialized REITs)	136	9,183
Jabil, Inc. (Electronic Equipment, Instruments & Components)	65	8,144
KLA Corp. (Semiconductors & Semiconductor Equipment)	126	74,849
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	122	100,671
Lamb Weston Holding, Inc. (Food Products)	85	8,707
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	207	10,126
Lennar Corp.—Class A (Household Durables)	129	19,331
Linde PLC (Chemicals)	228	92,302
Live Nation Entertainment, Inc.* (Entertainment)	130	11,551
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	105	47,651
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	282	6,444
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	190	31,464
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	225	53,868
Marsh & McLennan Cos., Inc. (Insurance)	234	45,359
Martin Marietta Materials, Inc. (Construction Materials)	36	18,303
Masco Corp. (Building Products)	112	7,536
Mastercard, Inc.—Class A (Financial Services)	544	244,382
McDonald’s Corp. (Hotels, Restaurants & Leisure)	289	84,596
Merck & Co., Inc. (Pharmaceuticals)	923	111,480
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,021	788,473
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	9,578
MGM Resorts International (Hotels, Restaurants & Leisure)	172	7,460
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	290	24,702
Microsoft Corp. (Software)	6,765	2,689,628
Molina Healthcare, Inc.* (Health Care Providers & Services)	32	11,406
Mondelez International, Inc.—Class A (Food Products)	524	39,442
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	44	26,520
Monster Beverage Corp.* (Beverages)	405	22,283
Moody’s Corp. (Capital Markets)	68	26,659
Motorola Solutions, Inc. (Communications Equipment)	89	28,436
MSCI, Inc. (Capital Markets)	42	25,142
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	69	6,017
Netflix, Inc.* (Entertainment)	399	225,080
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	479	48,633
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	390	6,942
Nucor Corp. (Metals & Mining)	143	26,730
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,247	1,382,511
NVR, Inc.* (Household Durables)	3	21,225
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	178	37,481
Old Dominion Freight Line, Inc. (Ground Transportation)	82	32,064
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	175	12,448
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	330	22,523
Oracle Corp. (Software)	1,448	161,742
O’Reilly Automotive, Inc.* (Specialty Retail)	40	40,922
Otis Worldwide Corp. (Machinery)	144	12,735
PACCAR, Inc. (Machinery)	349	35,036
Palo Alto Networks, Inc.* (Software)	282	95,460
Parker-Hannifin Corp. (Machinery)	91	42,270
Paychex, Inc. (Professional Services)	115	13,999
Paycom Software, Inc. (Professional Services)	19	3,615
Pentair PLC (Machinery)	107	7,829

See accompanying notes to the financial statements.

64 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	450	$75,839
Philip Morris International, Inc. (Tobacco)	523	47,515
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	106	24,362
Pool Corp. (Distributors)	20	7,425
PTC, Inc.* (Software)	66	11,923
Public Storage (Specialized REITs)	60	16,991
PulteGroup, Inc. (Household Durables)	194	20,285
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	527	78,265
Quanta Services, Inc. (Construction & Engineering)	91	17,659
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	2,730
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	58	54,681
Republic Services, Inc. (Commercial Services & Supplies)	106	18,139
Rockwell Automation, Inc. (Electrical Equipment)	49	12,411
Rollins, Inc. (Commercial Services & Supplies)	113	4,894
Roper Technologies, Inc. (Software)	42	22,554
Ross Stores, Inc. (Specialty Retail)	308	43,206
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	214	27,285
S&P Global, Inc. (Capital Markets)	132	59,181
Salesforce, Inc.* (Software)	888	249,608
SBA Communications Corp. (Specialized REITs)	40	8,954
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	72	6,169
ServiceNow, Inc.* (Software)	186	142,364
Simon Property Group, Inc. (Retail REITs)	110	15,247
Snap-on, Inc. (Machinery)	20	5,799
Starbucks Corp. (Hotels, Restaurants & Leisure)	615	57,213
Steel Dynamics, Inc. (Metals & Mining)	85	10,259
STERIS PLC (Health Care Equipment & Supplies)	49	10,729
Stryker Corp. (Health Care Equipment & Supplies)	199	66,761
Synopsys, Inc.* (Software)	139	74,136
Take-Two Interactive Software, Inc.* (Entertainment)	73	12,040
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	204	17,332
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	111	15,783
Tesla, Inc.* (Automobiles)	2,519	471,784
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	308	49,317
The Boeing Co.* (Aerospace & Defense)	227	47,906
The Coca-Cola Co. (Beverages)	1,385	82,393
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	19	7,088
The Hershey Co. (Food Products)	50	9,677
The Home Depot, Inc. (Specialty Retail)	337	118,949
The Procter & Gamble Co. (Household Products)	836	131,369
The Progressive Corp. (Insurance)	266	47,414
The Sherwin-Williams Co. (Chemicals)	109	33,177
The TJX Cos., Inc. (Specialty Retail)	678	64,349
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	433	15,008
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	135	72,762
Tractor Supply Co. (Specialty Retail)	42	9,433
Trane Technologies PLC (Building Products)	146	36,800
TransDigm Group, Inc. (Aerospace & Defense)	49	53,541
Tyler Technologies, Inc.* (Software)	37	15,642
Uber Technologies, Inc.* (Ground Transportation)	1,871	122,120
Ulta Beauty, Inc.* (Specialty Retail)	29	14,559
Union Pacific Corp. (Ground Transportation)	248	60,495
United Rentals, Inc. (Trading Companies & Distributors)	61	38,149
UnitedHealth Group, Inc. (Health Care Providers & Services)	320	163,757
VeriSign, Inc.* (IT Services)	37	7,359
Verisk Analytics, Inc. (Professional Services)	73	17,632
Vertex Pharmaceuticals, Inc.* (Biotechnology)	151	65,440
Visa, Inc.—Class A (Financial Services)	959	262,057
Vulcan Materials Co. (Construction Materials)	78	17,629
W.W. Grainger, Inc. (Trading Companies & Distributors)	31	27,765
Waste Management, Inc. (Commercial Services & Supplies)	158	29,330
Waters Corp.* (Life Sciences Tools & Services)	19	6,036
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	68	25,366
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	86	8,121
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	118	15,280
Zoetis, Inc. (Pharmaceuticals)	228	42,821
TOTAL COMMON STOCKS (Cost $13,637,876)		19,991,175

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $87,012	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000
TOTAL INVESTMENT SECURITIES (Cost $13,724,876)—100.2%		20,078,175
Net other assets (liabilities)—(0.2)%		(43,114)
NET ASSETS—100.0%		$20,035,061

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 65

Large-Cap Growth ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$129,033	0.7%
Air Freight & Logistics	6,696	NM
Automobiles	471,784	2.4%
Banks	11	NM
Beverages	180,515	0.9%
Biotechnology	217,775	1.1%
Broadline Retail	1,288,184	6.4%
Building Products	93,489	0.5%
Capital Markets	230,929	1.2%
Chemicals	170,242	0.9%
Commercial Services & Supplies	117,203	0.6%
Communications Equipment	87,415	0.4%
Construction & Engineering	17,659	0.1%
Construction Materials	35,932	0.2%
Consumer Finance	86,746	0.4%
Consumer Staples Distribution & Retail	118,825	0.6%
Distributors	7,425	NM
Electric Utilities	15,860	0.1%
Electrical Equipment	95,579	0.5%
Electronic Equipment, Instruments & Components	66,098	0.3%
Entertainment	262,291	1.3%
Financial Services	565,580	2.8%
Food Products	57,826	0.3%
Ground Transportation	246,916	1.2%
Health Care Equipment & Supplies	289,070	1.4%
Health Care Providers & Services	204,826	1.0%
Hotel & Resort REITs	7,400	NM
Hotels, Restaurants & Leisure	565,135	2.8%
Household Durables	108,913	0.6%
Household Products	165,956	0.8%
Industrial Conglomerates	56,411	0.3%
Insurance	185,506	0.9%
Interactive Media & Services	2,186,251	10.9%
IT Services	166,429	0.8%
Life Sciences Tools & Services	127,277	0.6%
Machinery	317,396	1.6%
Media	15,570	0.1%
Metals & Mining	62,907	0.3%
Oil, Gas & Consumable Fuels	320,603	1.6%
Passenger Airlines	12,955	0.1%
Pharmaceuticals	623,013	3.1%
Professional Services	100,074	0.5%
Real Estate Management & Development	13,273	0.1%
Retail REITs	15,247	0.1%
Semiconductors & Semiconductor Equipment	2,684,999	13.4%
Software	4,054,959	20.3%
Specialized REITs	118,711	0.6%
Specialty Retail	321,801	1.6%
Technology Hardware, Storage & Peripherals	2,466,365	12.3%
Textiles, Apparel & Luxury Goods	99,014	0.5%
Tobacco	47,515	0.2%
Trading Companies & Distributors	83,586	0.4%
Other**	43,886	0.2%
Total	$20,035,061	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

66 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,739	$164,075
A.O. Smith Corp. (Building Products)	143	11,098
Abbott Laboratories (Health Care Equipment & Supplies)	5,464	618,251
AbbVie, Inc. (Biotechnology)	3,502	575,729
Accenture PLC—Class A (IT Services)	909	330,767
Aflac, Inc. (Insurance)	1,675	141,270
Agilent Technologies, Inc. (Life Sciences Tools & Services)	921	119,822
Air Products and Chemicals, Inc. (Chemicals)	699	178,741
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	684	98,592
Akamai Technologies, Inc.* (IT Services)	252	31,054
Albemarle Corp. (Chemicals)	369	42,339
Alexandria Real Estate Equities, Inc. (Office REITs)	493	59,603
Align Technology, Inc.* (Health Care Equipment & Supplies)	101	26,999
Allegion PLC (Building Products)	172	21,309
Alliant Energy Corp. (Electric Utilities)	803	39,074
Altria Group, Inc. (Tobacco)	5,569	223,428
Amcor PLC (Containers & Packaging)	4,552	42,925
Ameren Corp. (Multi-Utilities)	827	57,534
American Airlines Group, Inc.* (Passenger Airlines)	2,057	29,271
American Electric Power Co., Inc. (Electric Utilities)	1,656	129,400
American Express Co. (Consumer Finance)	543	109,002
American International Group, Inc. (Insurance)	2,210	153,617
American Tower Corp. (Specialized REITs)	866	169,433
American Water Works Co., Inc. (Water Utilities)	613	76,024
Ameriprise Financial, Inc. (Capital Markets)	150	58,025
AMETEK, Inc. (Electrical Equipment)	378	61,255
Amgen, Inc. (Biotechnology)	1,686	529,842
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	828	83,711
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	643	123,687
ANSYS, Inc.* (Software)	117	38,356
Aon PLC—Class A (Insurance)	309	92,215
Aptiv PLC* (Automobile Components)	891	72,465
Archer-Daniels-Midland Co. (Food Products)	1,679	93,319
Arthur J. Gallagher & Co. (Insurance)	333	77,309
Assurant, Inc. (Insurance)	166	27,880
AT&T, Inc. (Diversified Telecommunication Services)	22,513	398,255
Atmos Energy Corp. (Gas Utilities)	468	53,324
Autodesk, Inc.* (Software)	323	81,981
Automatic Data Processing, Inc. (Professional Services)	790	194,167
AutoZone, Inc.* (Specialty Retail)	17	46,956
AvalonBay Communities, Inc. (Residential REITs)	448	80,196
Avery Dennison Corp. (Containers & Packaging)	254	50,660
Baker Hughes Co. (Energy Equipment & Services)	3,168	90,288
Ball Corp. (Containers & Packaging)	993	55,062
Bank of America Corp. (Banks)	21,678	737,269
Bath & Body Works, Inc. (Specialty Retail)	716	30,545
Baxter International, Inc. (Health Care Equipment & Supplies)	1,597	61,788
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	913	218,034
Berkshire Hathaway, Inc.*—Class B (Financial Services)	5,729	2,198,448
Best Buy Co., Inc. (Specialty Retail)	610	44,219
Biogen, Inc.* (Biotechnology)	457	112,724
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	67	21,500
Bio-Techne Corp. (Life Sciences Tools & Services)	498	35,019
BlackRock, Inc. (Capital Markets)	440	340,696
Blackstone, Inc. (Capital Markets)	626	77,906
BorgWarner, Inc. (Automobile Components)	739	25,052
Boston Properties, Inc. (Office REITs)	455	30,258
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,075	131,265
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,407	313,110
Broadridge Financial Solutions, Inc. (Professional Services)	160	32,672
Brown & Brown, Inc. (Insurance)	164	12,720
Brown-Forman Corp.—Class B (Beverages)	576	31,622
Bunge Global SA (Food Products)	458	40,345
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	368	30,945
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	285	12,503
Camden Property Trust (Residential REITs)	336	31,530
Campbell Soup Co. (Food Products)	618	27,581
Capital One Financial Corp. (Consumer Finance)	1,199	162,248
Cardinal Health, Inc. (Health Care Providers & Services)	776	84,731
CarMax, Inc.* (Specialty Retail)	500	35,590
Carnival Corp.* (Hotels, Restaurants & Leisure)	920	15,254
Carrier Global Corp. (Building Products)	1,374	75,172
Catalent, Inc.* (Pharmaceuticals)	568	29,332
Caterpillar, Inc. (Machinery)	674	202,408
Cboe Global Markets, Inc. (Capital Markets)	119	21,878
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	961	82,944
CDW Corp. (Electronic Equipment, Instruments & Components)	244	55,320
Cencora, Inc. (Health Care Providers & Services)	524	121,924
Centene Corp.* (Health Care Providers & Services)	1,682	126,671
CenterPoint Energy, Inc. (Multi-Utilities)	1,987	55,517
CF Industries Holdings, Inc. (Chemicals)	277	20,916
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	162	35,037
Charter Communications, Inc.*—Class A (Media)	171	63,391
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,529	815,141
Chubb, Ltd. (Insurance)	1,284	314,579
Church & Dwight Co., Inc. (Household Products)	419	41,837
Cincinnati Financial Corp. (Insurance)	494	54,735
Cintas Corp. (Commercial Services & Supplies)	122	73,758
Cisco Systems, Inc. (Communications Equipment)	12,753	639,945
Citigroup, Inc. (Banks)	6,026	338,480
Citizens Financial Group, Inc. (Banks)	1,467	47,971
CME Group, Inc. (Capital Markets)	725	149,234

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
CMS Energy Corp. (Multi-Utilities)	919	$52,530
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,579	121,772
Colgate-Palmolive Co. (Household Products)	1,581	133,120
Comcast Corp.—Class A (Media)	12,643	588,406
Comerica, Inc. (Banks)	415	21,821
Conagra Brands, Inc. (Food Products)	1,504	43,842
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,159	129,657
Consolidated Edison, Inc. (Multi-Utilities)	1,087	98,808
Constellation Brands, Inc.—Class A (Beverages)	509	124,746
Constellation Energy Corp. (Electric Utilities)	553	67,466
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,417	78,528
Corteva, Inc. (Chemicals)	2,219	100,920
CoStar Group, Inc.* (Real Estate Management & Development)	732	61,107
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	809	562,158
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	805	20,028
Crown Castle, Inc. (Specialized REITs)	1,367	147,978
CSX Corp. (Ground Transportation)	3,110	111,027
Cummins, Inc. (Machinery)	446	106,728
CVS Health Corp. (Health Care Providers & Services)	4,045	300,827
Danaher Corp. (Life Sciences Tools & Services)	2,071	496,854
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	182	29,590
DaVita, Inc.* (Health Care Providers & Services)	76	8,220
Dayforce, Inc.* (Professional Services)	220	15,294
Deere & Co. (Machinery)	363	142,870
Delta Air Lines, Inc. (Passenger Airlines)	892	34,913
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	667	23,178
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,017	84,754
Dexcom, Inc.* (Health Care Equipment & Supplies)	475	57,641
Digital Realty Trust, Inc. (Specialized REITs)	563	79,079
Discover Financial Services (Consumer Finance)	363	38,304
Dollar General Corp. (Consumer Staples Distribution & Retail)	691	91,260
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	659	86,079
Dominion Energy, Inc. (Multi-Utilities)	2,635	120,472
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	67	28,557
Dover Corp. (Machinery)	440	65,903
Dow, Inc. (Chemicals)	2,208	118,349
DTE Energy Co. (Multi-Utilities)	650	68,523
Duke Energy Corp. (Electric Utilities)	2,427	232,579
DuPont de Nemours, Inc. (Chemicals)	1,355	83,739
Eastman Chemical Co. (Chemicals)	373	31,164
Eaton Corp. PLC (Electrical Equipment)	478	117,626
eBay, Inc. (Broadline Retail)	1,634	67,109
Ecolab, Inc. (Chemicals)	391	77,504
Edison International (Electric Utilities)	1,207	81,448
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,203	94,399
Electronic Arts, Inc. (Entertainment)	431	59,297
Elevance Health, Inc. (Health Care Providers & Services)	739	364,652
Emerson Electric Co. (Electrical Equipment)	1,795	164,655
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	271	28,219
Entergy Corp. (Electric Utilities)	666	66,440
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	624	71,005
EPAM Systems, Inc.* (IT Services)	109	30,314
EQT Corp. (Oil, Gas & Consumable Fuels)	1,295	45,843
Equifax, Inc. (Professional Services)	236	57,664
Equinix, Inc. (Specialized REITs)	157	130,274
Equity Residential (Residential REITs)	1,088	65,487
Essex Property Trust, Inc. (Residential REITs)	202	47,121
Etsy, Inc.* (Broadline Retail)	211	14,044
Everest Group, Ltd. (Insurance)	136	52,356
Evergy, Inc. (Electric Utilities)	723	36,707
Eversource Energy (Electric Utilities)	1,099	59,588
Exelon Corp. (Electric Utilities)	3,134	109,095
Expeditors International of Washington, Inc. (Air Freight & Logistics)	288	36,383
Extra Space Storage, Inc. (Specialized REITs)	665	96,053
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	12,613	1,296,744
F5, Inc.* (Communications Equipment)	188	34,536
FactSet Research Systems, Inc. (Capital Markets)	64	30,459
Fastenal Co. (Trading Companies & Distributors)	900	61,407
Federal Realty Investment Trust (Retail REITs)	231	23,500
FedEx Corp. (Air Freight & Logistics)	728	175,659
Fidelity National Information Services, Inc. (Financial Services)	1,865	116,115
Fifth Third Bancorp (Banks)	2,144	73,411
First Horizon Corp. (Banks)	1	12
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	336	49,157
FirstEnergy Corp. (Electric Utilities)	1,626	59,642
Fiserv, Inc.* (Financial Services)	907	128,676
FMC Corp. (Chemicals)	393	22,087
Ford Motor Co. (Automobiles)	12,381	145,105
Fox Corp.—Class A (Media)	778	25,129
Fox Corp.—Class B (Media)	414	12,424
Franklin Resources, Inc. (Capital Markets)	887	23,621
Freeport-McMoRan, Inc. (Metals & Mining)	2,257	89,580
Garmin, Ltd. (Household Durables)	222	26,527
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,233	90,453
Gen Digital, Inc. (Software)	1,774	41,654
Generac Holdings, Inc.* (Electrical Equipment)	75	8,525
General Dynamics Corp. (Aerospace & Defense)	713	188,938
General Electric Co. (Industrial Conglomerates)	1,954	258,749
General Mills, Inc. (Food Products)	1,830	118,785
General Motors Co. (Automobiles)	4,311	167,267
Genuine Parts Co. (Distributors)	441	61,842
Gilead Sciences, Inc. (Biotechnology)	3,923	307,014
Global Payments, Inc. (Financial Services)	819	109,115
Globe Life, Inc. (Insurance)	270	33,161
Halliburton Co. (Energy Equipment & Services)	2,817	100,426
Hasbro, Inc. (Leisure Products)	410	20,070
HCA Healthcare, Inc. (Health Care Providers & Services)	324	98,788

See accompanying notes to the financial statements.

68 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Healthpeak Properties, Inc. (Health Care REITs)	1,722	$31,857
Henry Schein, Inc.* (Health Care Providers & Services)	411	30,759
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	4,039	61,756
Hologic, Inc.* (Health Care Equipment & Supplies)	772	57,468
Honeywell International, Inc. (Industrial Conglomerates)	2,076	419,891
Hormel Foods Corp. (Food Products)	911	27,667
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	888	17,067
Howmet Aerospace, Inc. (Aerospace & Defense)	517	29,086
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,738	78,609
Hubbell, Inc. (Electrical Equipment)	91	30,537
Humana, Inc. (Health Care Providers & Services)	387	146,309
Huntington Bancshares, Inc. (Banks)	4,559	58,036
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	125	32,365
IDEX Corp. (Machinery)	237	50,126
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	115	59,234
Illinois Tool Works, Inc. (Machinery)	466	121,579
Illumina, Inc.* (Life Sciences Tools & Services)	500	71,505
Incyte Corp.* (Biotechnology)	586	34,439
Ingersoll Rand, Inc. (Machinery)	293	23,399
Insulet Corp.* (Health Care Equipment & Supplies)	136	25,958
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,275	571,886
Intercontinental Exchange, Inc. (Capital Markets)	1,802	229,449
International Business Machines Corp. (IT Services)	2,876	528,206
International Flavors & Fragrances, Inc. (Chemicals)	804	64,867
International Paper Co. (Containers & Packaging)	1,089	39,019
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	377	142,589
Invesco, Ltd. (Capital Markets)	1,415	22,399
Invitation Homes, Inc. (Residential REITs)	1,810	59,603
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	358	74,546
Iron Mountain, Inc. (Specialized REITs)	451	30,452
J.B. Hunt Transport Services, Inc. (Ground Transportation)	257	51,652
Jabil, Inc. (Electronic Equipment, Instruments & Components)	186	23,304
Jack Henry & Associates, Inc. (Financial Services)	229	37,975
Jacobs Solutions, Inc. (Professional Services)	396	53,369
Johnson & Johnson (Pharmaceuticals)	7,580	1,204,462
Johnson Controls International PLC (Building Products)	2,142	112,862
JPMorgan Chase & Co. (Banks)	9,103	1,587,199
Juniper Networks, Inc. (Communications Equipment)	1,004	37,108
Kellanova (Food Products)	830	45,451
Kenvue, Inc. (Personal Care Products)	5,426	112,643
Keurig Dr Pepper, Inc. (Beverages)	3,170	99,665
KeyCorp (Banks)	2,948	42,834
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	559	85,673
Kimberly-Clark Corp. (Household Products)	1,065	128,833
Kimco Realty Corp. (Retail REITs)	2,093	42,279
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	6,089	103,026
L3Harris Technologies, Inc. (Aerospace & Defense)	597	124,427
Laboratory Corp. of America Holdings (Health Care Providers & Services)	267	59,354
Lamb Weston Holding, Inc. (Food Products)	156	15,981
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	454	22,210
Leidos Holdings, Inc. (Professional Services)	433	47,834
Lennar Corp.—Class A (Household Durables)	346	51,848
Linde PLC (Chemicals)	732	296,335
LKQ Corp. (Distributors)	842	39,296
Lockheed Martin Corp. (Aerospace & Defense)	695	298,440
Loews Corp. (Insurance)	577	42,040
Lowe's Cos., Inc. (Specialty Retail)	1,817	386,729
LyondellBasell Industries N.V.—Class A (Chemicals)	807	75,955
M&T Bank Corp. (Banks)	522	72,088
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	865	19,765
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	537	88,927
MarketAxess Holdings, Inc. (Capital Markets)	119	26,836
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	154
Marsh & McLennan Cos., Inc. (Insurance)	746	144,605
Martin Marietta Materials, Inc. (Construction Materials)	67	34,064
Masco Corp. (Building Products)	325	21,869
Mastercard, Inc.—Class A (Financial Services)	730	327,938
Match Group, Inc.* (Interactive Media & Services)	856	32,853
McCormick & Co., Inc. (Food Products)	792	53,983
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,279	374,388
McKesson Corp. (Health Care Providers & Services)	419	209,454
Medtronic PLC (Health Care Equipment & Supplies)	4,190	366,793
Merck & Co., Inc. (Pharmaceuticals)	4,787	578,174
MetLife, Inc. (Insurance)	1,958	135,729
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	42	50,282
MGM Resorts International (Hotels, Restaurants & Leisure)	275	11,927
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	698	59,456
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,458	296,524
Mid-America Apartment Communities, Inc. (Residential REITs)	368	46,508
Moderna, Inc.* (Biotechnology)	1,045	105,597
Mohawk Industries, Inc.* (Household Durables)	167	17,410

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Molina Healthcare, Inc.* (Health Care Providers & Services)	75	$26,733
Molson Coors Beverage Co.—Class B (Beverages)	583	36,024
Mondelez International, Inc.—Class A (Food Products)	2,484	186,971
Monster Beverage Corp.* (Beverages)	930	51,169
Moody's Corp. (Capital Markets)	263	103,107
Morgan Stanley (Capital Markets)	3,979	347,128
Motorola Solutions, Inc. (Communications Equipment)	220	70,290
MSCI, Inc. (Capital Markets)	107	64,052
Nasdaq, Inc. (Capital Markets)	1,072	61,929
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	414	36,101
Newmont Corp. (Metals & Mining)	3,629	125,237
News Corp.—Class A (Media)	1,197	29,494
News Corp.—Class B (Media)	361	9,231
NextEra Energy, Inc. (Electric Utilities)	6,460	378,750
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,197	223,062
NiSource, Inc. (Multi-Utilities)	1,300	33,761
Nordson Corp. (Machinery)	171	43,044
Norfolk Southern Corp. (Ground Transportation)	712	167,491
Northern Trust Corp. (Capital Markets)	653	52,005
Northrop Grumman Corp. (Aerospace & Defense)	446	199,255
NRG Energy, Inc. (Electric Utilities)	711	37,711
Nucor Corp. (Metals & Mining)	286	53,462
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	203	42,746
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,079	119,688
Omnicom Group, Inc. (Media)	623	56,307
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	760	54,059
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	697	47,570
O'Reilly Automotive, Inc.* (Specialty Retail)	51	52,176
Otis Worldwide Corp. (Machinery)	786	69,514
PACCAR, Inc. (Machinery)	444	44,573
Packaging Corp. of America (Containers & Packaging)	282	46,778
Paramount Global—Class B (Media)	1,519	22,162
Parker-Hannifin Corp. (Machinery)	89	41,341
Paychex, Inc. (Professional Services)	607	73,890
Paycom Software, Inc. (Professional Services)	88	16,741
PayPal Holdings, Inc.* (Financial Services)	3,395	208,283
Pentair PLC (Machinery)	157	11,488
PepsiCo, Inc. (Beverages)	2,770	466,827
Pfizer, Inc. (Pharmaceuticals)	17,778	481,428
PG&E Corp. (Electric Utilities)	6,718	113,333
Philip Morris International, Inc. (Tobacco)	3,079	279,727
Phillips 66 (Oil, Gas & Consumable Fuels)	1,386	200,014
Pinnacle West Capital Corp. (Electric Utilities)	358	24,666
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	368	84,577
Pool Corp. (Distributors)	53	19,676
PPG Industries, Inc. (Chemicals)	742	104,652
PPL Corp. (Electric Utilities)	2,320	60,784
Principal Financial Group, Inc. (Insurance)	690	54,579
Prologis, Inc. (Industrial REITs)	2,909	368,541
Prudential Financial, Inc. (Insurance)	1,136	119,200
PTC, Inc.* (Software)	150	27,098
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,569	90,986
Public Storage (Specialized REITs)	289	81,842
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	306	30,520
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,683	249,942
Quanta Services, Inc. (Construction & Engineering)	141	27,361
Quest Diagnostics, Inc. (Health Care Providers & Services)	355	45,593
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	57	8,189
Raymond James Financial, Inc. (Capital Markets)	592	65,227
Realty Income Corp. (Retail REITs)	2,618	142,393
Regency Centers Corp. (Retail REITs)	517	32,400
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	134	126,333
Regions Financial Corp. (Banks)	2,928	54,666
Republic Services, Inc. (Commercial Services & Supplies)	277	47,400
ResMed, Inc. (Health Care Equipment & Supplies)	464	88,253
Revvity, Inc. (Life Sciences Tools & Services)	388	41,586
Robert Half, Inc. (Professional Services)	333	26,487
Rockwell Automation, Inc. (Electrical Equipment)	188	47,617
Rollins, Inc. (Commercial Services & Supplies)	503	21,785
Roper Technologies, Inc. (Software)	192	103,103
RTX Corp. (Aerospace & Defense)	4,528	412,592
S&P Global, Inc. (Capital Markets)	571	256,008
SBA Communications Corp. (Specialized REITs)	204	45,667
Schlumberger N.V. (Energy Equipment & Services)	4,497	219,004
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	362	31,016
Sempra (Multi-Utilities)	1,982	141,833
Simon Property Group, Inc. (Retail REITs)	648	89,819
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	502	52,439
Snap-on, Inc. (Machinery)	91	26,384
Southwest Airlines Co. (Passenger Airlines)	1,877	56,104
Stanley Black & Decker, Inc. (Machinery)	483	45,064
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,475	137,218
State Street Corp. (Capital Markets)	971	71,728
Steel Dynamics, Inc. (Metals & Mining)	178	21,483
STERIS PLC (Health Care Equipment & Supplies)	136	29,777
Stryker Corp. (Health Care Equipment & Supplies)	383	128,489
Synchrony Financial (Consumer Finance)	1,303	50,648
Sysco Corp. (Consumer Staples Distribution & Retail)	1,587	128,436
T. Rowe Price Group, Inc. (Capital Markets)	703	76,240
Take-Two Interactive Software, Inc.* (Entertainment)	249	41,068
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	721	27,968
Target Corp. (Consumer Staples Distribution & Retail)	1,454	202,222
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	597	84,887

See accompanying notes to the financial statements.

70 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	148	$61,934
Teleflex, Inc. (Health Care Equipment & Supplies)	147	35,696
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	482	46,556
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,802	288,536
Textron, Inc. (Aerospace & Defense)	617	52,266
The AES Corp. (Independent Power and Renewable Electricity Producers)	2,108	35,161
The Allstate Corp. (Insurance)	823	127,771
The Bank of New York Mellon Corp. (Capital Markets)	2,421	134,269
The Boeing Co.* (Aerospace & Defense)	1,002	211,462
The Charles Schwab Corp. (Capital Markets)	4,685	294,780
The Cigna Group (Health Care Providers & Services)	921	277,175
The Clorox Co. (Household Products)	390	56,648
The Coca-Cola Co. (Beverages)	7,473	444,569
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	90	33,573
The Estee Lauder Cos., Inc. (Personal Care Products)	731	96,485
The Goldman Sachs Group, Inc. (Capital Markets)	1,026	393,993
The Hartford Financial Services Group, Inc. (Insurance)	948	82,438
The Hershey Co. (Food Products)	293	56,707
The Home Depot, Inc. (Specialty Retail)	1,984	700,272
The Interpublic Group of Cos., Inc. (Media)	1,205	39,753
The JM Smucker Co. (Food Products)	334	43,938
The Kraft Heinz Co. (Food Products)	2,510	93,196
The Kroger Co. (Consumer Staples Distribution & Retail)	2,084	96,156
The Mosaic Co. (Chemicals)	1,028	31,570
The PNC Financial Services Group, Inc. (Banks)	1,255	189,769
The Procter & Gamble Co. (Household Products)	4,527	711,373
The Progressive Corp. (Insurance)	921	164,168
The Sherwin-Williams Co. (Chemicals)	371	112,925
The Southern Co. (Electric Utilities)	3,435	238,801
The TJX Cos., Inc. (Specialty Retail)	1,261	119,681
The Travelers Cos., Inc. (Insurance)	719	151,968
The Walt Disney Co. (Entertainment)	5,761	553,343
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,337	81,000
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	755	406,930
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,602	258,290
Tractor Supply Co. (Specialty Retail)	198	44,471
Trane Technologies PLC (Building Products)	222	55,955
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	783	39,823
Truist Financial Corp. (Banks)	4,198	155,578
Tyson Foods, Inc.—Class A (Food Products)	898	49,174
U.S. Bancorp (Banks)	4,901	203,588
UDR, Inc. (Residential REITs)	953	34,327
Ulta Beauty, Inc.* (Specialty Retail)	54	27,111
Union Pacific Corp. (Ground Transportation)	1,056	257,590
United Airlines Holdings, Inc.* (Passenger Airlines)	1,032	42,704
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,278	323,248
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,806	924,203
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	192	30,492
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,072	148,901
Ventas, Inc. (Health Care REITs)	1,267	58,776
Veralto Corp. (Commercial Services & Supplies)	690	52,916
VeriSign, Inc.* (IT Services)	145	28,838
Verisk Analytics, Inc. (Professional Services)	206	49,755
Verizon Communications, Inc. (Diversified Telecommunication Services)	13,237	560,588
Vertex Pharmaceuticals, Inc.* (Biotechnology)	292	126,547
VF Corp. (Textiles, Apparel & Luxury Goods)	1,040	17,118
Viatris, Inc. (Pharmaceuticals)	3,777	44,455
VICI Properties, Inc. (Specialized REITs)	3,257	98,101
Visa, Inc.—Class A (Financial Services)	1,706	466,182
Vulcan Materials Co. (Construction Materials)	151	34,128
W.R. Berkley Corp. (Insurance)	641	52,485
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	31,347
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	2,257	50,940
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,492	742,304
Warner Bros. Discovery, Inc.* (Entertainment)	6,986	70,000
Waste Management, Inc. (Commercial Services & Supplies)	612	113,605
Waters Corp.* (Life Sciences Tools & Services)	117	37,172
WEC Energy Group, Inc. (Multi-Utilities)	993	80,195
Wells Fargo & Co. (Banks)	11,434	573,758
Welltower, Inc. (Health Care REITs)	1,743	150,787
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,021	58,452
Westinghouse Air Brake Technologies Corp. (Machinery)	564	74,205
Westrock Co. (Containers & Packaging)	807	32,490
Weyerhaeuser Co. (Specialized REITs)	2,298	75,305
Whirlpool Corp. (Household Durables)	173	18,947
Willis Towers Watson PLC (Insurance)	325	80,048
Xcel Energy, Inc. (Electric Utilities)	1,738	104,054
Xylem, Inc. (Machinery)	760	85,454
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	477	61,767
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	162	38,807
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	659	82,770
Zions Bancorp NA (Banks)	466	19,525
Zoetis, Inc. (Pharmaceuticals)	651	122,264
TOTAL COMMON STOCKS (Cost $56,204,881)		58,986,101
TOTAL INVESTMENT SECURITIES (Cost $56,204,881)—99.6%		58,986,101
Net other assets (liabilities)—0.4%		233,445
NET ASSETS—100.0%		$59,219,546

*	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 71

Large-Cap Value ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,548,830	2.6%
Air Freight & Logistics	566,236	1.0%
Automobile Components	97,517	0.2%
Automobiles	312,372	0.5%
Banks	4,176,005	7.1%
Beverages	1,254,622	2.1%
Biotechnology	1,918,225	3.2%
Broadline Retail	81,153	0.1%
Building Products	298,265	0.5%
Capital Markets	2,900,969	4.9%
Chemicals	1,362,063	2.3%
Commercial Services & Supplies	309,464	0.5%
Communications Equipment	781,879	1.3%
Construction & Engineering	27,361	NM
Construction Materials	68,192	0.1%
Consumer Finance	360,202	0.6%
Consumer Staples Distribution & Retail	1,959,554	3.3%
Containers & Packaging	266,934	0.5%
Distributors	120,814	0.2%
Diversified Telecommunication Services	958,842	1.6%
Electric Utilities	1,839,538	3.1%
Electrical Equipment	430,215	0.7%
Electronic Equipment, Instruments & Components	551,987	0.9%
Energy Equipment & Services	409,718	0.7%
Entertainment	723,708	1.2%
Financial Services	3,592,732	6.1%
Food Products	896,940	1.5%
Gas Utilities	53,324	0.1%
Ground Transportation	587,760	1.0%
Health Care Equipment & Supplies	2,372,608	4.0%
Health Care Providers & Services	2,855,885	4.8%
Health Care REITs	241,420	0.4%
Hotel & Resort REITs	17,067	NM
Hotels, Restaurants & Leisure	792,160	1.3%
Household Durables	114,732	0.2%
Household Products	1,071,811	1.8%
Independent Power and Renewable Electricity Producers	35,161	0.1%
Industrial Conglomerates	842,715	1.4%
Industrial REITs	368,541	0.6%
Insurance	2,114,873	3.6%
Interactive Media & Services	32,853	0.1%
IT Services	1,070,951	1.8%
Leisure Products	20,070	NM
Life Sciences Tools & Services	1,390,253	2.3%
Machinery	1,154,080	1.9%
Media	846,297	1.4%
Metals & Mining	289,762	0.5%
Multi-Utilities	800,159	1.4%
Office REITs	89,861	0.2%
Oil, Gas & Consumable Fuels	3,356,640	5.7%
Passenger Airlines	162,992	0.3%
Personal Care Products	209,128	0.4%
Pharmaceuticals	2,773,225	4.7%
Professional Services	567,873	1.0%
Real Estate Management & Development	144,051	0.2%
Residential REITs	364,772	0.6%
Retail REITs	330,391	0.6%
Semiconductors & Semiconductor Equipment	1,893,729	3.2%
Software	292,192	0.5%
Specialized REITs	954,183	1.6%
Specialty Retail	1,487,751	2.5%
Technology Hardware, Storage & Peripherals	265,934	0.5%
Textiles, Apparel & Luxury Goods	276,337	0.5%
Tobacco	503,155	0.9%
Trading Companies & Distributors	92,754	0.2%
Water Utilities	76,024	0.1%
Wireless Telecommunication Services	258,290	0.4%
Other**	233,445	0.4%
Total	$59,219,546	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (79.9%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	928	$237,299
Albemarle Corp. (Chemicals)	495	56,796
Amcor PLC (Containers & Packaging)	6,087	57,400
Avery Dennison Corp. (Containers & Packaging)	338	67,414
Ball Corp. (Containers & Packaging)	1,328	73,638
Celanese Corp. (Chemicals)	420	61,442
CF Industries Holdings, Inc. (Chemicals)	805	60,786
Corteva, Inc. (Chemicals)	2,968	134,985
Dow, Inc. (Chemicals)	2,953	158,281
DuPont de Nemours, Inc. (Chemicals)	1,811	111,920
Eastman Chemical Co. (Chemicals)	500	41,775
Ecolab, Inc. (Chemicals)	1,059	209,915
FMC Corp. (Chemicals)	525	29,505
Freeport-McMoRan, Inc. (Metals & Mining)	5,988	237,664
International Flavors & Fragrances, Inc. (Chemicals)	1,074	86,650
International Paper Co. (Containers & Packaging)	1,459	52,276
Linde PLC (Chemicals)	2,024	819,375
LyondellBasell Industries N.V.—Class A (Chemicals)	1,078	101,461
Martin Marietta Materials, Inc. (Construction Materials)	260	132,189
Newmont Corp. (Metals & Mining)	4,414	152,327
Nucor Corp. (Metals & Mining)	1,036	193,659
Packaging Corp. of America (Containers & Packaging)	376	62,371
PPG Industries, Inc. (Chemicals)	992	139,912
Steel Dynamics, Inc. (Metals & Mining)	640	77,242
The Mosaic Co. (Chemicals)	1,379	42,349
The Sherwin-Williams Co. (Chemicals)	983	299,206
Vulcan Materials Co. (Construction Materials)	560	126,566
Westrock Co. (Containers & Packaging)	1,082	43,561
TOTAL COMMON STOCKS (Cost $1,578,013)		3,867,964

Repurchase Agreements(a)(b) (17.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $859,123	$859,000	$859,000
TOTAL REPURCHASE AGREEMENTS (Cost $859,000)		859,000
TOTAL INVESTMENT SECURITIES (Cost $2,437,013)—97.7%		4,726,964
Net other assets (liabilities)—2.3%		111,478
NET ASSETS—100.0%		$4,838,442

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $457,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$2,379,140	$(19,445)
S&P Materials Select Sector Index	UBS AG	2/23/24	5.68%	1,037,979	(6,449)
				$3,417,119	$(25,894)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Materials UltraSector ProFund :: 73

Materials UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Chemicals	$2,591,657	53.5%
Construction Materials	258,755	5.3%
Containers & Packaging	356,660	7.4%
Metals & Mining	660,892	13.7%
Other**	970,478	20.1%
Total	$4,838,442	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

74 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	258	$21,192
Acuity Brands, Inc. (Electrical Equipment)	44	10,479
Advanced Drainage Systems, Inc. (Building Products)	191	24,910
AECOM (Construction & Engineering)	177	15,610
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	70	1,816
Amedisys, Inc.* (Health Care Providers & Services)	39	3,677
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	551	6,744
AptarGroup, Inc. (Containers & Packaging)	108	14,027
Arcadium Lithium PLC* (Chemicals)	1,747	8,543
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	342	10,978
Aspen Technology, Inc.* (Software)	39	7,488
Autoliv, Inc. (Automobile Components)	125	13,390
Avis Budget Group, Inc. (Ground Transportation)	52	8,513
Axalta Coating Systems, Ltd.* (Chemicals)	613	19,873
Azenta, Inc.* (Life Sciences Tools & Services)	107	6,976
Bank OZK (Banks)	153	6,902
BellRing Brands, Inc.* (Personal Care Products)	194	10,722
Blackbaud, Inc.* (Software)	74	5,988
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	193	12,254
Brixmor Property Group, Inc. (Retail REITs)	370	8,303
Bruker Corp. (Life Sciences Tools & Services)	155	11,084
Brunswick Corp. (Leisure Products)	117	9,440
Burlington Stores, Inc.* (Specialty Retail)	108	20,644
BWX Technologies, Inc. (Aerospace & Defense)	255	20,777
Cabot Corp. (Chemicals)	102	7,354
CACI International, Inc.*—Class A (Professional Services)	23	7,906
Calix, Inc.* (Communications Equipment)	80	2,654
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	156	7,603
Carlisle Cos., Inc. (Building Products)	135	42,426
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	104	28,221
Celsius Holdings, Inc.* (Beverages)	412	20,559
ChampionX Corp. (Energy Equipment & Services)	364	9,977
Chart Industries, Inc.* (Machinery)	117	13,656
Chemed Corp. (Health Care Providers & Services)	26	15,413
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	34	4,118
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	114	17,529
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	189	22,863
Ciena Corp.* (Communications Equipment)	169	8,957
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	86	6,639
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	238	15,425
Clean Harbors, Inc.* (Commercial Services & Supplies)	140	23,514
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	444	8,969
Coca-Cola Consolidated, Inc. (Beverages)	13	11,198
Cognex Corp. (Electronic Equipment, Instruments & Components)	211	7,626
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	47	3,725
Comfort Systems USA, Inc. (Construction & Engineering)	99	21,530
Commerce Bancshares, Inc. (Banks)	136	7,088
CommVault Systems, Inc.* (Software)	73	6,693
COPT Defense Properties (Office REITs)	123	2,898
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	267	11,030
Coty, Inc.*—Class A (Personal Care Products)	1,044	12,612
Crane Co. (Machinery)	136	16,879
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	169	17,150
Crown Holdings, Inc. (Containers & Packaging)	158	13,983
CubeSmart (Specialized REITs)	345	14,911
Cullen/Frost Bankers, Inc. (Banks)	75	7,959
Curtiss-Wright Corp. (Aerospace & Defense)	69	15,357
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	71	53,516
Dick’s Sporting Goods, Inc. (Specialty Retail)	90	13,416
Dolby Laboratories, Inc.—Class A (Software)	94	7,819
Donaldson Co., Inc. (Machinery)	192	12,401
Doximity, Inc.*—Class A (Health Care Technology)	165	4,447
Dropbox, Inc.*—Class A (Software)	714	22,620
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	170	9,127
Dynatrace, Inc.* (Software)	664	37,848
Eagle Materials, Inc. (Construction Materials)	97	21,949
East West Bancorp, Inc. (Banks)	212	15,436
EastGroup Properties, Inc. (Industrial REITs)	80	14,194
elf Beauty, Inc.* (Personal Care Products)	152	24,249
EMCOR Group, Inc. (Construction & Engineering)	131	29,882
Encompass Health Corp. (Health Care Providers & Services)	125	8,880
EnerSys (Electrical Equipment)	49	4,683
EPR Properties (Specialized REITs)	130	5,755
Equitable Holdings, Inc. (Financial Services)	470	15,364
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	495	5,044
Equity LifeStyle Properties, Inc. (Residential REITs)	332	22,473
Erie Indemnity Co.—Class A (Insurance)	41	14,179
Esab Corp. (Machinery)	158	13,586
Essential Utilities, Inc. (Water Utilities)	336	12,049
Euronet Worldwide, Inc.* (Financial Services)	66	6,577
Evercore, Inc. (Capital Markets)	66	11,334
Exelixis, Inc.* (Biotechnology)	866	18,844
ExlService Holdings, Inc.* (Professional Services)	262	8,195
Exponent, Inc. (Professional Services)	72	6,350
First Financial Bankshares, Inc. (Banks)	143	4,466
First Industrial Realty Trust, Inc. (Industrial REITs)	177	9,119
FirstCash Holdings, Inc. (Consumer Finance)	102	11,706
Five Below, Inc.* (Specialty Retail)	155	27,816
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	296	29,766
Flowserve Corp. (Machinery)	165	6,588
Fortune Brands Innovations, Inc. (Building Products)	141	10,940

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 75

Common Stocks, continued

	Shares	Value
Fox Factory Holding Corp.* (Automobile Components)	46	$2,900
FTI Consulting, Inc.* (Professional Services)	98	18,778
Gaming and Leisure Properties, Inc. (Specialized REITs)	320	14,608
GATX Corp. (Trading Companies & Distributors)	37	4,538
Gentex Corp. (Automobile Components)	416	13,782
GoDaddy, Inc.*—Class A (IT Services)	393	41,917
Graco, Inc. (Machinery)	470	40,090
Grand Canyon Education, Inc.* (Diversified Consumer Services)	82	10,708
GXO Logistics, Inc.* (Air Freight & Logistics)	209	11,365
H&R Block, Inc. (Diversified Consumer Services)	401	18,783
Haemonetics Corp.* (Health Care Equipment & Supplies)	85	6,499
Halozyme Therapeutics, Inc.* (Biotechnology)	367	12,423
Hancock Whitney Corp. (Banks)	125	5,639
HealthEquity, Inc.* (Health Care Providers & Services)	121	9,145
Hexcel Corp. (Aerospace & Defense)	114	7,568
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	123	5,129
Houlihan Lokey, Inc. (Capital Markets)	144	17,248
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	123	15,790
IDACORP, Inc. (Electric Utilities)	56	5,184
Inari Medical, Inc.* (Health Care Equipment & Supplies)	80	4,556
Ingredion, Inc. (Food Products)	65	6,992
Insperity, Inc. (Professional Services)	50	5,735
Interactive Brokers Group, Inc. (Capital Markets)	176	15,620
International Bancshares Corp. (Banks)	64	3,383
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	38	3,720
Iridium Communications, Inc. (Diversified Telecommunication Services)	173	6,273
ITT, Inc. (Machinery)	229	27,659
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	74	9,081
KB Home (Household Durables)	106	6,317
KBR, Inc. (Professional Services)	174	9,067
Kinsale Capital Group, Inc. (Insurance)	61	24,252
Kirby Corp.* (Marine Transportation)	69	5,428
Knife River Corp.* (Construction Materials)	112	7,335
Lamar Advertising Co.—Class A (Specialized REITs)	142	14,865
Lancaster Colony Corp. (Food Products)	27	4,962
Landstar System, Inc. (Ground Transportation)	68	13,037
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	190	9,867
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	385	23,430
Lennox International, Inc. (Building Products)	89	38,106
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	251	20,175
Lincoln Electric Holdings, Inc. (Machinery)	159	35,333
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	49	11,853
LivaNova PLC* (Health Care Equipment & Supplies)	56	2,726
Louisiana-Pacific Corp. (Paper & Forest Products)	116	7,720
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	94	8,106
Manhattan Associates, Inc.* (Software)	172	41,720
Masimo Corp.* (Health Care Equipment & Supplies)	77	9,928
Matador Resources Co. (Oil, Gas & Consumable Fuels)	308	16,906
Mattel, Inc.* (Leisure Products)	434	7,764
Maximus, Inc. (Professional Services)	124	10,059
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	65	18,953
MGIC Investment Corp. (Financial Services)	294	5,833
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	86	9,155
Morningstar, Inc. (Capital Markets)	73	20,390
MP Materials Corp.* (Metals & Mining)	162	2,561
MSA Safety, Inc. (Commercial Services & Supplies)	102	16,833
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	70	6,908
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	177	6,850
Murphy USA, Inc. (Specialty Retail)	55	19,389
National Storage Affiliates Trust (Specialized REITs)	106	3,959
Neurocrine Biosciences, Inc.* (Biotechnology)	274	38,297
NewMarket Corp. (Chemicals)	19	10,598
NNN REIT, Inc. (Retail REITs)	189	7,624
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	59	9,118
nVent Electric PLC (Electrical Equipment)	462	27,738
Olin Corp. (Chemicals)	140	7,290
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	173	12,444
Omega Healthcare Investors, Inc. (Health Care REITs)	281	8,149
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	137	22,126
Option Care Health, Inc.* (Health Care Providers & Services)	272	8,497
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	707	29,991
Owens Corning (Building Products)	248	37,579
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	586	8,837
Paylocity Holding Corp.* (Professional Services)	120	19,009
Penumbra, Inc.* (Health Care Equipment & Supplies)	107	26,984
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,160	15,637
Pinnacle Financial Partners, Inc. (Banks)	88	7,777
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	238	16,127
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	79	5,922
Primerica, Inc. (Insurance)	97	22,714
Progyny, Inc.* (Health Care Providers & Services)	232	8,837
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	817	32,672
Qualys, Inc.* (Software)	102	19,295
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	299	20,490

See accompanying notes to the financial statements.

76 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Range Resources Corp. (Oil, Gas & Consumable Fuels)	672	$19,515
Rayonier, Inc. (Specialized REITs)	144	4,363
RBC Bearings, Inc.* (Machinery)	81	21,752
Reliance Steel & Aluminum Co. (Metals & Mining)	161	45,953
RenaissanceRe Holdings, Ltd. (Insurance)	81	18,535
Repligen Corp.* (Life Sciences Tools & Services)	145	27,464
Rexford Industrial Realty, Inc. (Industrial REITs)	230	12,096
RH* (Specialty Retail)	19	4,816
RLI Corp. (Insurance)	73	9,955
Royal Gold, Inc. (Metals & Mining)	94	10,753
RPM International, Inc. (Chemicals)	194	20,692
Saia, Inc.* (Ground Transportation)	74	33,343
Science Applications International Corp. (Professional Services)	52	6,638
SEI Investments Co. (Capital Markets)	139	8,790
Selective Insurance Group, Inc. (Insurance)	92	9,647
Service Corp. International (Diversified Consumer Services)	210	14,095
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	102	23,078
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	89	10,979
Simpson Manufacturing Co., Inc. (Building Products)	118	21,357
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	373	23,290
SLM Corp. (Consumer Finance)	254	5,050
Sotera Health Co.* (Life Sciences Tools & Services)	277	4,077
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,072	19,814
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	116	5,843
STAG Industrial, Inc. (Industrial REITs)	253	9,346
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	129	68,321
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	46	4,913
Tempur Sealy International, Inc. (Household Durables)	480	23,947
Teradata Corp.* (Software)	272	12,561
Terex Corp. (Machinery)	105	6,450
Tetra Tech, Inc. (Commercial Services & Supplies)	149	23,569
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	186	23,384
The Boston Beer Co., Inc.*—Class A (Beverages)	12	4,191
The Brink’s Co. (Commercial Services & Supplies)	125	10,105
The Carlyle Group, Inc. (Capital Markets)	290	11,606
The Middleby Corp.* (Machinery)	75	10,580
The New York Times Co.—Class A (Media)	455	22,094
The Scotts Miracle-Gro Co. (Chemicals)	44	2,475
The Timken Co. (Machinery)	70	5,734
The Toro Co. (Machinery)	139	12,855
The Wendy’s Co. (Hotels, Restaurants & Leisure)	253	4,827
TKO Group Holdings, Inc. (Entertainment)	72	6,026
Toll Brothers, Inc. (Household Durables)	298	29,606
TopBuild Corp.* (Household Durables)	89	32,853
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	141	5,699
Trex Co., Inc.* (Building Products)	302	24,607
UFP Industries, Inc. (Building Products)	173	19,627
United Therapeutics Corp.* (Biotechnology)	59	12,672
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	121	20,542
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	70	15,540
Valaris, Ltd.* (Energy Equipment & Services)	175	10,827
Valvoline, Inc. (Specialty Retail)	386	14,085
Visteon Corp.* (Automobile Components)	35	4,035
Vistra Corp. (Independent Power and Renewable Electricity Producers)	936	38,405
Vontier Corp. (Electronic Equipment, Instruments & Components)	430	14,874
Voya Financial, Inc. (Financial Services)	116	8,395
Watsco, Inc. (Trading Companies & Distributors)	94	36,752
Watts Water Technologies, Inc.—Class A (Machinery)	77	15,247
Weatherford International PLC* (Energy Equipment & Services)	201	18,000
Westlake Corp. (Chemicals)	90	12,452
WEX, Inc.* (Financial Services)	119	24,322
Williams-Sonoma, Inc. (Specialty Retail)	178	34,423
Wingstop, Inc. (Hotels, Restaurants & Leisure)	82	23,051
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	165	5,371
Woodward, Inc. (Aerospace & Defense)	169	23,284
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	153	11,923
XPO, Inc.* (Ground Transportation)	152	12,987
YETI Holdings, Inc.* (Leisure Products)	155	6,815
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	273	4,379
TOTAL COMMON STOCKS (Cost $2,560,115)		3,569,674

Repurchase Agreement(b)(NM)

	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(d)	15,469	$15,469
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,469)		15,469
TOTAL INVESTMENT SECURITIES (Cost $2,576,584)—100.4%		3,586,143
Net other assets (liabilities)—(0.4)%		(14,456)
NET ASSETS—100.0%		$3,571,687

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 77

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $14,582.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$66,986	1.9%
Air Freight & Logistics	11,365	0.3%
Automobile Components	34,107	1.0%
Banks	58,650	1.6%
Beverages	35,948	1.0%
Biotechnology	93,214	2.6%
Broadline Retail	12,444	0.4%
Building Products	219,552	6.1%
Capital Markets	84,988	2.4%
Chemicals	89,278	2.5%
Commercial Services & Supplies	74,021	2.1%
Communications Equipment	11,611	0.3%
Construction & Engineering	67,022	1.9%
Construction Materials	29,284	0.8%
Consumer Finance	16,756	0.5%
Consumer Staples Distribution & Retail	34,064	1.0%
Containers & Packaging	28,010	0.8%
Diversified Consumer Services	43,586	1.2%
Diversified Telecommunication Services	6,273	0.2%
Electric Utilities	5,184	0.1%
Electrical Equipment	42,900	1.2%
Electronic Equipment, Instruments & Components	47,191	1.3%
Energy Equipment & Services	38,804	1.1%
Entertainment	6,026	0.2%
Financial Services	60,491	1.7%
Food Products	11,954	0.3%
Ground Transportation	67,880	1.9%
Health Care Equipment & Supplies	83,638	2.3%
Health Care Providers & Services	75,641	2.1%
Health Care REITs	8,149	0.2%
Health Care Technology	4,447	0.1%
Hotel & Resort REITs	8,837	0.2%
Hotels, Restaurants & Leisure	180,881	5.1%
Household Durables	92,723	2.6%
Independent Power and Renewable Electricity Producers	38,404	1.1%
Industrial REITs	44,755	1.3%
Insurance	99,282	2.8%
Interactive Media & Services	4,379	0.1%
IT Services	41,917	1.2%
Leisure Products	24,019	0.7%
Life Sciences Tools & Services	68,554	1.9%
Machinery	238,811	6.7%
Marine Transportation	5,428	0.2%
Media	22,095	0.6%
Metals & Mining	59,266	1.7%
Office REITs	2,898	0.1%
Oil, Gas & Consumable Fuels	171,551	4.8%
Paper & Forest Products	7,720	0.2%
Personal Care Products	47,582	1.3%
Pharmaceuticals	9,081	0.3%
Professional Services	91,737	2.6%
Residential REITs	22,473	0.6%
Retail REITs	15,927	0.4%
Semiconductors & Semiconductor Equipment	139,489	3.9%
Software	162,031	4.5%
Specialized REITs	58,461	1.6%
Specialty Retail	164,356	4.6%
Technology Hardware, Storage & Peripherals	100,991	2.8%
Textiles, Apparel & Luxury Goods	105,284	3.0%
Trading Companies & Distributors	59,228	1.7%
Water Utilities	12,049	0.3%
Other**	2,014	NM
Total	$3,571,687	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (76.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	367	$30,145
Acuity Brands, Inc. (Electrical Equipment)	123	29,294
Adient PLC* (Automobile Components)	375	13,016
Advanced Drainage Systems, Inc. (Building Products)	274	35,735
AECOM (Construction & Engineering)	554	48,858
Affiliated Managers Group, Inc. (Capital Markets)	136	20,242
AGCO Corp. (Machinery)	248	30,338
Agree Realty Corp. (Retail REITs)	402	23,963
Alcoa Corp. (Metals & Mining)	714	21,242
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	285	7,393
ALLETE, Inc. (Electric Utilities)	229	13,536
Ally Financial, Inc. (Consumer Finance)	1,085	39,797
Amedisys, Inc.* (Health Care Providers & Services)	130	12,255
American Financial Group, Inc. (Insurance)	261	31,424
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	413	13,076
Annaly Capital Management, Inc. (Mortgage REITs)	2,000	38,380
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,361	16,659
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,130	25,244
Apartment Income REIT Corp. (Residential REITs)	587	19,189
AptarGroup, Inc. (Containers & Packaging)	264	34,288
Aramark (Hotels, Restaurants & Leisure)	1,043	30,330
Arcadium Lithium PLC* (Chemicals)	4,118	20,137
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	216	24,008
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	493	15,825
ASGN, Inc.* (Professional Services)	188	17,450
Ashland, Inc. (Chemicals)	205	19,192
Aspen Technology, Inc.* (Software)	111	21,311
Associated Banc-Corp. (Banks)	595	12,501
Autoliv, Inc. (Automobile Components)	299	32,029
AutoNation, Inc.* (Specialty Retail)	103	14,385
Avient Corp. (Chemicals)	365	13,217
Avis Budget Group, Inc. (Ground Transportation)	73	11,951
Avnet, Inc. (Electronic Equipment, Instruments & Components)	361	16,353
Axalta Coating Systems, Ltd.* (Chemicals)	880	28,530
Azenta, Inc.* (Life Sciences Tools & Services)	239	15,583
Bank OZK (Banks)	419	18,901
Belden, Inc. (Electronic Equipment, Instruments & Components)	166	12,314
BellRing Brands, Inc.* (Personal Care Products)	526	29,072
Berry Global Group, Inc. (Containers & Packaging)	472	30,897
BJ’s Wholesale Club Holdings, Inc.* (Household Products)	534	34,358
Black Hills Corp. (Multi-Utilities)	271	14,027
Blackbaud, Inc.* (Software)	171	13,837
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	278	17,650
Brighthouse Financial, Inc.* (Insurance)	256	13,253
Brixmor Property Group, Inc. (Retail REITs)	1,201	26,950
Bruker Corp. (Life Sciences Tools & Services)	369	26,387
Brunswick Corp. (Leisure Products)	276	22,268
Burlington Stores, Inc.* (Specialty Retail)	259	49,507
BWX Technologies, Inc. (Aerospace & Defense)	366	29,822
Cable One, Inc. (Media)	18	9,881
Cabot Corp. (Chemicals)	219	15,790
CACI International, Inc.*—Class A (Professional Services)	90	30,937
Cadence Bank (Banks)	730	19,433
Calix, Inc.* (Communications Equipment)	235	7,797
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	464	22,615
Carlisle Cos., Inc. (Building Products)	195	61,281
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	148	11,195
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	150	40,704
Celsius Holdings, Inc.* (Beverages)	592	29,541
ChampionX Corp. (Energy Equipment & Services)	777	21,298
Chart Industries, Inc.* (Machinery)	168	19,609
Chemed Corp. (Health Care Providers & Services)	60	35,568
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	446	34,391
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	100	12,112
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	166	25,524
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	271	32,783
Ciena Corp.* (Communications Equipment)	592	31,376
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	216	16,675
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	341	22,100
Clean Harbors, Inc.* (Commercial Services & Supplies)	201	33,761
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,016	40,421
CNO Financial Group, Inc. (Insurance)	448	12,177
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	636	12,847
Coca-Cola Consolidated, Inc. (Beverages)	18	15,505
Cognex Corp. (Electronic Equipment, Instruments & Components)	687	24,828
Coherent Corp.* (Electronic Equipment, Instruments & Components)	526	25,006
Columbia Banking System, Inc. (Banks)	834	16,813
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	138	10,938
Comfort Systems USA, Inc. (Construction & Engineering)	141	30,663
Commerce Bancshares, Inc. (Banks)	474	24,705
Commercial Metals Co. (Metals & Mining)	467	24,387
CommVault Systems, Inc.* (Software)	176	16,136
Concentrix Corp. (Professional Services)	190	16,885
COPT Defense Properties (Office REITs)	450	10,602
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	674	27,843

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Coty, Inc.*—Class A (Personal Care Products)	1,498	$18,096
Cousins Properties, Inc. (Office REITs)	606	13,883
Crane Co. (Machinery)	196	24,326
Crane NXT Co. (Electronic Equipment, Instruments & Components)	195	11,365
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	241	24,457
Crown Holdings, Inc. (Containers & Packaging)	482	42,656
CubeSmart (Specialized REITs)	900	38,898
Cullen/Frost Bankers, Inc. (Banks)	256	27,167
Curtiss-Wright Corp. (Aerospace & Defense)	151	33,607
Darling Ingredients, Inc.* (Food Products)	637	27,582
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	101	76,126
Dick’s Sporting Goods, Inc. (Specialty Retail)	246	36,671
Dolby Laboratories, Inc.—Class A (Software)	238	19,797
Donaldson Co., Inc. (Machinery)	482	31,132
Doximity, Inc.*—Class A (Health Care Technology)	473	12,747
Dropbox, Inc.*—Class A (Software)	1,023	32,409
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	388	20,832
Dynatrace, Inc.* (Software)	953	54,321
Eagle Materials, Inc. (Construction Materials)	140	31,679
East West Bancorp, Inc. (Banks)	564	41,066
EastGroup Properties, Inc. (Industrial REITs)	186	33,002
elf Beauty, Inc.* (Personal Care Products)	219	34,937
EMCOR Group, Inc. (Construction & Engineering)	188	42,885
Encompass Health Corp. (Health Care Providers & Services)	399	28,345
EnerSys (Electrical Equipment)	161	15,387
Enovis Corp.* (Health Care Equipment & Supplies)	198	11,623
Envista Holdings Corp.* (Health Care Equipment & Supplies)	686	16,121
EPR Properties (Specialized REITs)	301	13,325
Equitable Holdings, Inc. (Financial Services)	1,271	41,550
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,732	17,649
Equity LifeStyle Properties, Inc. (Residential REITs)	745	50,429
Erie Indemnity Co.—Class A (Insurance)	100	34,583
Esab Corp. (Machinery)	226	19,434
Essent Group, Ltd. (Financial Services)	426	23,498
Essential Utilities, Inc. (Water Utilities)	1,003	35,968
Euronet Worldwide, Inc.* (Financial Services)	176	17,538
Evercore, Inc. (Capital Markets)	138	23,699
Exelixis, Inc.* (Biotechnology)	1,243	27,048
ExlService Holdings, Inc.* (Professional Services)	659	20,614
Exponent, Inc. (Professional Services)	201	17,726
F.N.B. Corp. (Banks)	1,434	18,900
Federated Hermes, Inc. (Capital Markets)	345	12,061
Fidelity National Financial, Inc. (Insurance)	1,033	51,682
First American Financial Corp. (Insurance)	412	24,864
First Financial Bankshares, Inc. (Banks)	514	16,052
First Horizon Corp. (Banks)	2,233	31,798
First Industrial Realty Trust, Inc. (Industrial REITs)	527	27,151
FirstCash Holdings, Inc. (Consumer Finance)	148	16,986
Five Below, Inc.* (Specialty Retail)	221	39,661
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	426	42,839
Flowers Foods, Inc. (Food Products)	767	17,488
Flowserve Corp. (Machinery)	524	20,923
Fluor Corp.* (Construction & Engineering)	682	25,718
Fortune Brands Innovations, Inc. (Building Products)	504	39,105
Fox Factory Holding Corp.* (Automobile Components)	170	10,717
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	884	21,773
FTI Consulting, Inc.* (Professional Services)	141	27,017
GameStop Corp.*(a)—Class A (Specialty Retail)	1,074	15,283
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,068	48,755
GATX Corp. (Trading Companies & Distributors)	141	17,294
Genpact, Ltd. (Professional Services)	667	23,945
Gentex Corp. (Automobile Components)	932	30,877
Glacier Bancorp, Inc. (Banks)	444	17,165
Globus Medical, Inc.* (Health Care Equipment & Supplies)	462	24,389
GoDaddy, Inc.*—Class A (IT Services)	564	60,156
Graco, Inc. (Machinery)	673	57,406
Graham Holdings Co.—Class B (Diversified Consumer Services)	13	9,365
Grand Canyon Education, Inc.* (Diversified Consumer Services)	118	15,410
Graphic Packaging Holding Co. (Containers & Packaging)	1,223	31,199
Greif, Inc.—Class A (Containers & Packaging)	101	6,324
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	396	9,813
GXO Logistics, Inc.* (Air Freight & Logistics)	476	25,885
H&R Block, Inc. (Diversified Consumer Services)	575	26,933
Haemonetics Corp.* (Health Care Equipment & Supplies)	201	15,368
Halozyme Therapeutics, Inc.* (Biotechnology)	528	17,873
Hancock Whitney Corp. (Banks)	344	15,518
Harley-Davidson, Inc. (Automobiles)	506	16,420
Healthcare Realty Trust, Inc. (Health Care REITs)	1,521	24,503
HealthEquity, Inc.* (Health Care Providers & Services)	341	25,773
Helen of Troy, Ltd.* (Household Durables)	93	10,649
Hertz Global Holdings, Inc.* (Ground Transportation)	531	4,434
Hexcel Corp. (Aerospace & Defense)	336	22,307
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	625	35,306
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	285	11,885
Home BancShares, Inc. (Banks)	751	17,603
Houlihan Lokey, Inc. (Capital Markets)	206	24,675
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	176	22,593
IDACORP, Inc. (Electric Utilities)	201	18,609
Inari Medical, Inc.* (Health Care Equipment & Supplies)	205	11,675
Independence Realty Trust, Inc. (Residential REITs)	897	13,177
Ingredion, Inc. (Food Products)	259	27,861
Insperity, Inc. (Professional Services)	141	16,171

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	271	$10,881
Interactive Brokers Group, Inc. (Capital Markets)	427	37,896
International Bancshares Corp. (Banks)	215	11,365
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	118	11,551
Iridium Communications, Inc. (Diversified Telecommunication Services)	496	17,985
ITT, Inc. (Machinery)	328	39,616
Janus Henderson Group PLC (Capital Markets)	529	15,214
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	251	30,803
Jefferies Financial Group, Inc. (Capital Markets)	674	27,472
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	190	33,641
KB Home (Household Durables)	306	18,235
KBR, Inc. (Professional Services)	539	28,087
Kemper Corp. (Insurance)	239	14,340
Kilroy Realty Corp. (Office REITs)	426	15,234
Kinsale Capital Group, Inc. (Insurance)	88	34,986
Kirby Corp.* (Marine Transportation)	236	18,564
Kite Realty Group Trust (Retail REITs)	877	18,768
Knife River Corp.* (Construction Materials)	226	14,801
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	644	36,953
Kyndryl Holdings, Inc.* (IT Services)	917	18,817
Lamar Advertising Co.—Class A (Specialized REITs)	349	36,533
Lancaster Colony Corp. (Food Products)	81	14,886
Landstar System, Inc. (Ground Transportation)	145	27,799
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	274	14,229
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	552	33,594
Lear Corp. (Automobile Components)	231	30,700
Leggett & Platt, Inc. (Household Durables)	535	12,417
Lennox International, Inc. (Building Products)	128	54,804
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	359	28,856
Lincoln Electric Holdings, Inc. (Machinery)	228	50,665
Lithia Motors, Inc. (Specialty Retail)	110	32,434
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	100	24,190
LivaNova PLC* (Health Care Equipment & Supplies)	216	10,515
Louisiana-Pacific Corp. (Paper & Forest Products)	256	17,037
Lumentum Holdings, Inc.* (Communications Equipment)	268	14,724
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	216	18,626
Macy’s, Inc. (Broadline Retail)	1,094	20,009
Manhattan Associates, Inc.* (Software)	246	59,670
ManpowerGroup, Inc. (Professional Services)	196	14,531
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	131	10,990
Masimo Corp.* (Health Care Equipment & Supplies)	178	22,951
MasTec, Inc.* (Construction & Engineering)	241	15,826
Matador Resources Co. (Oil, Gas & Consumable Fuels)	444	24,371
Mattel, Inc.* (Leisure Products)	1,411	25,242
Maximus, Inc. (Professional Services)	244	19,793
MDU Resources Group, Inc. (Construction & Engineering)	814	15,881
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,398	7,434
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	93	27,117
MGIC Investment Corp. (Financial Services)	1,110	22,022
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	251	26,719
Morningstar, Inc. (Capital Markets)	103	28,768
MP Materials Corp.* (Metals & Mining)	576	9,107
MSA Safety, Inc. (Commercial Services & Supplies)	148	24,424
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	186	18,354
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	586	22,678
Murphy USA, Inc. (Specialty Retail)	78	27,497
National Fuel Gas Co. (Gas Utilities)	368	17,355
National Storage Affiliates Trust (Specialized REITs)	308	11,504
Neogen Corp.* (Health Care Equipment & Supplies)	788	12,214
Neurocrine Biosciences, Inc.* (Biotechnology)	391	54,649
New Jersey Resources Corp. (Gas Utilities)	389	15,883
New York Community Bancorp, Inc. (Banks)	2,886	18,672
NewMarket Corp. (Chemicals)	28	15,619
Nexstar Media Group, Inc. (Media)	128	22,747
NNN REIT, Inc. (Retail REITs)	730	29,449
Nordstrom, Inc. (Broadline Retail)	388	7,042
Northwestern Energy Group, Inc. (Multi-Utilities)	245	11,789
NOV, Inc. (Energy Equipment & Services)	1,576	30,747
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	145	22,410
nVent Electric PLC (Electrical Equipment)	663	39,807
OGE Energy Corp. (Electric Utilities)	800	26,592
Old National Bancorp (Banks)	1,170	19,270
Old Republic International Corp. (Insurance)	1,042	29,218
Olin Corp. (Chemicals)	489	25,462
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	246	17,695
Omega Healthcare Investors, Inc. (Health Care REITs)	980	28,420
ONE Gas, Inc. (Gas Utilities)	221	13,563
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	196	31,654
Option Care Health, Inc.* (Health Care Providers & Services)	707	22,087
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	215	13,906
Oshkosh Corp. (Machinery)	261	28,736
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,013	42,972
Owens Corning (Building Products)	356	53,945
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	841	12,682
Paylocity Holding Corp.* (Professional Services)	175	27,722

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	434	$21,921
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	606	13,665
Penske Automotive Group, Inc. (Specialty Retail)	78	11,573
Penumbra, Inc.* (Health Care Equipment & Supplies)	155	39,090
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	622	45,207
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,662	22,404
Perrigo Co. PLC (Pharmaceuticals)	543	17,419
Physicians Realty Trust (Health Care REITs)	954	11,677
Pilgrim’s Pride Corp.* (Food Products)	160	4,347
Pinnacle Financial Partners, Inc. (Banks)	306	27,044
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	341	23,106
PNM Resources, Inc. (Electric Utilities)	345	12,499
Polaris, Inc. (Leisure Products)	211	18,982
Portland General Electric Co. (Electric Utilities)	404	16,536
Post Holdings, Inc.* (Food Products)	205	19,038
PotlatchDeltic Corp. (Specialized REITs)	318	14,224
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	228	17,091
Primerica, Inc. (Insurance)	140	32,782
Progyny, Inc.* (Health Care Providers & Services)	335	12,760
Prosperity Bancshares, Inc. (Banks)	374	23,902
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,168	46,708
PVH Corp. (Textiles, Apparel & Luxury Goods)	241	28,983
Qualys, Inc.* (Software)	148	27,997
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	198	13,565
R1 RCM, Inc.* (Health Care Providers & Services)	789	8,079
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	429	29,399
Range Resources Corp. (Oil, Gas & Consumable Fuels)	963	27,966
Rayonier, Inc. (Specialized REITs)	546	16,544
RBC Bearings, Inc.* (Machinery)	116	31,151
Regal Rexnord Corp. (Electrical Equipment)	266	35,500
Reinsurance Group of America, Inc. (Insurance)	264	45,907
Reliance Steel & Aluminum Co. (Metals & Mining)	229	65,360
RenaissanceRe Holdings, Ltd. (Insurance)	210	48,055
Repligen Corp.* (Life Sciences Tools & Services)	208	39,395
Rexford Industrial Realty, Inc. (Industrial REITs)	843	44,333
RH* (Specialty Retail)	62	15,716
RLI Corp. (Insurance)	160	21,819
Royal Gold, Inc. (Metals & Mining)	261	29,856
RPM International, Inc. (Chemicals)	515	54,929
Ryder System, Inc. (Ground Transportation)	178	20,215
Sabra Health Care REIT, Inc. (Health Care REITs)	924	12,326
Saia, Inc.* (Ground Transportation)	106	47,762
Science Applications International Corp. (Professional Services)	211	26,936
SEI Investments Co. (Capital Markets)	399	25,233
Selective Insurance Group, Inc. (Insurance)	241	25,271
Sensata Technologies Holding PLC (Electrical Equipment)	606	21,919
Service Corp. International (Diversified Consumer Services)	589	39,534
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	148	33,485
Silgan Holdings, Inc. (Containers & Packaging)	324	14,885
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	128	15,790
Simpson Manufacturing Co., Inc. (Building Products)	170	30,768
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	534	33,343
SLM Corp. (Consumer Finance)	904	17,972
Sonoco Products Co. (Containers & Packaging)	391	22,248
Sotera Health Co.* (Life Sciences Tools & Services)	397	5,844
SouthState Corp. (Banks)	304	25,262
Southwest Gas Holdings, Inc. (Gas Utilities)	239	14,025
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,400	28,380
Spire, Inc. (Gas Utilities)	210	11,922
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	406	20,450
STAG Industrial, Inc. (Industrial REITs)	725	26,782
Starwood Property Trust, Inc. (Mortgage REITs)	1,190	24,193
Stericycle, Inc.* (Commercial Services & Supplies)	369	17,712
Stifel Financial Corp. (Capital Markets)	407	29,691
Sunrun, Inc.* (Electrical Equipment)	867	12,554
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	186	98,508
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	156	16,662
Synovus Financial Corp. (Banks)	584	21,993
Taylor Morrison Home Corp.* (Household Durables)	429	22,368
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	206	20,596
TEGNA, Inc. (Media)	788	12,285
Tempur Sealy International, Inc. (Household Durables)	687	34,274
Tenet Healthcare Corp.* (Health Care Providers & Services)	406	33,592
Teradata Corp.* (Software)	391	18,056
Terex Corp. (Machinery)	269	16,525
Tetra Tech, Inc. (Commercial Services & Supplies)	211	33,376
Texas Capital Bancshares, Inc.* (Banks)	191	11,651
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	268	33,694
The Boston Beer Co., Inc.*—Class A (Beverages)	38	13,272
The Brink’s Co. (Commercial Services & Supplies)	180	14,551
The Carlyle Group, Inc. (Capital Markets)	865	34,617
The Chemours Co. (Chemicals)	594	17,921
The Gap, Inc. (Specialty Retail)	857	16,017
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,133	15,794
The Hanover Insurance Group, Inc. (Insurance)	141	18,613
The Middleby Corp.* (Machinery)	215	30,330
The New York Times Co.—Class A (Media)	654	31,758
The Scotts Miracle-Gro Co. (Chemicals)	166	9,339

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Timken Co. (Machinery)	259	$21,215
The Toro Co. (Machinery)	416	38,472
The Wendy’s Co. (Hotels, Restaurants & Leisure)	668	12,745
The Western Union Co. (Financial Services)	1,456	18,302
Thor Industries, Inc. (Automobiles)	215	24,299
TKO Group Holdings, Inc. (Entertainment)	239	20,002
Toll Brothers, Inc. (Household Durables)	429	42,621
TopBuild Corp.* (Household Durables)	128	47,249
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	290	11,722
Trex Co., Inc.* (Building Products)	434	35,362
UFP Industries, Inc. (Building Products)	248	28,136
UGI Corp. (Gas Utilities)	837	18,530
UMB Financial Corp. (Banks)	175	14,438
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	754	5,745
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	775	5,735
United Bankshares, Inc. (Banks)	539	19,323
United States Steel Corp. (Metals & Mining)	891	41,894
United Therapeutics Corp.* (Biotechnology)	188	40,379
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	175	29,710
Unum Group (Insurance)	733	35,433
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	903	41,547
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	151	33,522
Valaris, Ltd.* (Energy Equipment & Services)	249	15,406
Valley National Bancorp (Banks)	1,705	16,402
Valmont Industries, Inc. (Construction & Engineering)	83	18,734
Valvoline, Inc. (Specialty Retail)	554	20,215
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	505	10,974
Visteon Corp.* (Automobile Components)	111	12,797
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,342	55,062
Vontier Corp. (Electronic Equipment, Instruments & Components)	617	21,342
Vornado Realty Trust (Office REITs)	639	17,375
Voya Financial, Inc. (Financial Services)	417	30,178
Watsco, Inc. (Trading Companies & Distributors)	136	53,173
Watts Water Technologies, Inc.—Class A (Machinery)	110	21,781
Weatherford International PLC* (Energy Equipment & Services)	288	25,790
Webster Financial Corp. (Banks)	687	33,994
Werner Enterprises, Inc. (Ground Transportation)	255	10,085
WESCO International, Inc. (Trading Companies & Distributors)	176	30,540
Westlake Corp. (Chemicals)	128	17,709
WEX, Inc.* (Financial Services)	170	34,746
Williams-Sonoma, Inc. (Specialty Retail)	256	49,507
Wingstop, Inc. (Hotels, Restaurants & Leisure)	118	33,171
Wintrust Financial Corp. (Banks)	244	23,663
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	503	16,373
Woodward, Inc. (Aerospace & Defense)	241	33,203
WP Carey, Inc. (Diversified REITs)	873	54,091
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	331	25,795
XPO, Inc.* (Ground Transportation)	464	39,644
YETI Holdings, Inc.* (Leisure Products)	348	15,302
Ziff Davis, Inc.* (Interactive Media & Services)	185	12,469
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,183	18,975
TOTAL COMMON STOCKS (Cost $8,393,921)		9,937,871

Repurchase Agreements(b)(c) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $3,034,435	$3,034,000	$3,034,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,034,000)		3,034,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.24%(e)	24,900	$24,900
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $24,900)		24,900
TOTAL INVESTMENT SECURITIES (Cost $11,452,821)—100.5%		12,996,771
Net other assets (liabilities)—(0.5)%		(67,211)
NET ASSETS—100.0%		$12,929,560

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $23,571.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $371,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 83

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/24	5.83%	$2,447,596	$(51,630)
S&P MidCap 400	UBS AG	2/27/24	5.68%	509,552	(10,744)
				$2,957,148	$(62,374)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$118,939	0.9%
Air Freight & Logistics	25,885	0.2%
Automobile Components	145,930	1.1%
Automobiles	40,719	0.3%
Banks	544,600	4.2%
Beverages	58,318	0.5%
Biotechnology	155,774	1.2%
Broadline Retail	44,746	0.4%
Building Products	339,137	2.6%
Capital Markets	279,568	2.2%
Chemicals	237,845	1.8%
Commercial Services & Supplies	123,824	1.0%
Communications Equipment	53,897	0.4%
Construction & Engineering	198,565	1.5%
Construction Materials	46,480	0.4%
Consumer Finance	74,755	0.6%
Consumer Staples Distribution & Retail	157,721	1.2%
Containers & Packaging	182,497	1.4%
Diversified Consumer Services	91,241	0.7%
Diversified REITs	54,091	0.4%
Diversified Telecommunication Services	39,758	0.3%
Electric Utilities	87,772	0.7%
Electrical Equipment	154,461	1.2%
Electronic Equipment, Instruments & Components	224,937	1.7%
Energy Equipment & Services	93,241	0.7%
Entertainment	20,002	0.2%
Financial Services	187,834	1.5%
Food Products	111,202	0.9%
Gas Utilities	91,278	0.7%
Ground Transportation	198,843	1.5%
Health Care Equipment & Supplies	236,105	1.8%
Health Care Providers & Services	208,604	1.6%
Health Care REITs	84,360	0.7%
Health Care Technology	12,747	0.1%
Hotel & Resort REITs	12,682	0.1%
Hotels, Restaurants & Leisure	354,619	2.7%
Household Durables	187,813	1.5%
Household Products	34,358	0.3%
Independent Power and Renewable Electricity Producers	68,968	0.5%
Industrial REITs	131,268	1.0%
Insurance	474,407	3.7%
Interactive Media & Services	31,444	0.3%
IT Services	78,973	0.6%
Leisure Products	81,794	0.6%
Life Sciences Tools & Services	114,326	0.9%
Machinery	481,660	3.7%
Marine Transportation	18,564	0.1%
Media	76,671	0.6%
Metals & Mining	232,267	1.8%
Mortgage REITs	62,573	0.5%
Multi-Utilities	25,816	0.2%
Office REITs	57,094	0.4%
Oil, Gas & Consumable Fuels	401,244	3.1%
Paper & Forest Products	17,037	0.1%
Personal Care Products	82,105	0.6%
Pharmaceuticals	48,222	0.4%
Professional Services	287,814	2.2%
Real Estate Management & Development	33,641	0.3%
Residential REITs	82,795	0.6%
Retail REITs	99,130	0.8%
Semiconductors & Semiconductor Equipment	272,762	2.1%
Software	263,534	2.0%
Specialized REITs	179,783	1.4%
Specialty Retail	371,306	2.9%
Technology Hardware, Storage & Peripherals	145,216	1.1%
Textiles, Apparel & Luxury Goods	219,137	1.7%
Trading Companies & Distributors	147,204	1.1%
Water Utilities	35,968	0.3%
Other**	2,991,689	23.2%
Total	$12,929,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

84 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (99.7%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	35	$8,336
Adient PLC* (Automobile Components)	214	7,428
AECOM (Construction & Engineering)	172	15,169
Affiliated Managers Group, Inc. (Capital Markets)	77	11,461
AGCO Corp. (Machinery)	143	17,494
Agree Realty Corp. (Retail REITs)	231	13,770
Alcoa Corp. (Metals & Mining)	409	12,168
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	106	2,750
ALLETE, Inc. (Electric Utilities)	132	7,803
Ally Financial, Inc. (Consumer Finance)	623	22,851
Amedisys, Inc.* (Health Care Providers & Services)	43	4,054
American Financial Group, Inc. (Insurance)	150	18,060
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	236	7,472
Annaly Capital Management, Inc. (Mortgage REITs)	1,146	21,992
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	327	4,002
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	647	14,454
Apartment Income REIT Corp. (Residential REITs)	337	11,017
AptarGroup, Inc. (Containers & Packaging)	62	8,053
Aramark (Hotels, Restaurants & Leisure)	598	17,391
Arcadium Lithium PLC* (Chemicals)	916	4,479
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	124	13,783
ASGN, Inc.* (Professional Services)	108	10,025
Ashland, Inc. (Chemicals)	117	10,954
Aspen Technology, Inc.* (Software)	32	6,144
Associated Banc-Corp. (Banks)	341	7,164
Autoliv, Inc. (Automobile Components)	69	7,391
AutoNation, Inc.* (Specialty Retail)	60	8,380
Avient Corp. (Chemicals)	210	7,604
Avnet, Inc. (Electronic Equipment, Instruments & Components)	208	9,422
Azenta, Inc.* (Life Sciences Tools & Services)	49	3,195
Bank OZK (Banks)	116	5,233
Belden, Inc. (Electronic Equipment, Instruments & Components)	96	7,121
BellRing Brands, Inc.* (Personal Care Products)	142	7,848
Berry Global Group, Inc. (Containers & Packaging)	271	17,739
BJ’s Wholesale Club Holdings, Inc.* (Household Products)	307	19,752
Black Hills Corp. (Multi-Utilities)	157	8,126
Blackbaud, Inc.* (Software)	37	2,994
Brighthouse Financial, Inc.* (Insurance)	148	7,662
Brixmor Property Group, Inc. (Retail REITs)	386	8,662
Bruker Corp. (Life Sciences Tools & Services)	85	6,078
Brunswick Corp. (Leisure Products)	62	5,002
Burlington Stores, Inc.* (Specialty Retail)	60	11,469
Cable One, Inc. (Media)	11	6,038
Cabot Corp. (Chemicals)	41	2,956
CACI International, Inc.*—Class A (Professional Services)	32	10,998
Cadence Bank (Banks)	419	11,154
Calix, Inc.* (Communications Equipment)	69	2,289
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	139	6,775
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	84	6,354
ChampionX Corp. (Energy Equipment & Services)	148	4,057
Chemed Corp. (Health Care Providers & Services)	14	8,299
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	256	19,740
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	29	3,512
Ciena Corp.* (Communications Equipment)	200	10,600
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	53	4,092
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,157	23,198
CNO Financial Group, Inc. (Insurance)	257	6,985
Cognex Corp. (Electronic Equipment, Instruments & Components)	221	7,987
Coherent Corp.* (Electronic Equipment, Instruments & Components)	303	14,404
Columbia Banking System, Inc. (Banks)	478	9,636
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	41	3,250
Commerce Bancshares, Inc. (Banks)	161	8,391
Commercial Metals Co. (Metals & Mining)	268	13,995
CommVault Systems, Inc.* (Software)	40	3,667
Concentrix Corp. (Professional Services)	108	9,598
COPT Defense Properties (Office REITs)	157	3,699
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	165	6,816
Cousins Properties, Inc. (Office REITs)	348	7,973
Crane NXT Co. (Electronic Equipment, Instruments & Components)	111	6,469
Crown Holdings, Inc. (Containers & Packaging)	147	13,010
CubeSmart (Specialized REITs)	232	10,027
Cullen/Frost Bankers, Inc. (Banks)	85	9,020
Curtiss-Wright Corp. (Aerospace & Defense)	31	6,899
Darling Ingredients, Inc.* (Food Products)	366	15,847
Dick’s Sporting Goods, Inc. (Specialty Retail)	67	9,988
Dolby Laboratories, Inc.—Class A (Software)	59	4,908
Donaldson Co., Inc. (Machinery)	118	7,622
Doximity, Inc.*—Class A (Health Care Technology)	135	3,638
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	82	4,403
East West Bancorp, Inc. (Banks)	149	10,849
EastGroup Properties, Inc. (Industrial REITs)	40	7,097
Encompass Health Corp. (Health Care Providers & Services)	126	8,951
EnerSys (Electrical Equipment)	53	5,065
Enovis Corp.* (Health Care Equipment & Supplies)	114	6,692
Envista Holdings Corp.* (Health Care Equipment & Supplies)	393	9,235
EPR Properties (Specialized REITs)	66	2,922
Equitable Holdings, Inc. (Financial Services)	343	11,213
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	585	5,961

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 85

Common Stocks, continued

	Shares	Value
Equity LifeStyle Properties, Inc. (Residential REITs)	154	$10,424
Erie Indemnity Co.—Class A (Insurance)	24	8,300
Essent Group, Ltd. (Financial Services)	245	13,514
Essential Utilities, Inc. (Water Utilities)	300	10,758
Euronet Worldwide, Inc.* (Financial Services)	46	4,584
Evercore, Inc. (Capital Markets)	25	4,293
ExlService Holdings, Inc.* (Professional Services)	163	5,099
Exponent, Inc. (Professional Services)	57	5,027
F.N.B. Corp. (Banks)	821	10,821
Federated Hermes, Inc. (Capital Markets)	198	6,922
Fidelity National Financial, Inc. (Insurance)	593	29,668
First American Financial Corp. (Insurance)	237	14,303
First Financial Bankshares, Inc. (Banks)	176	5,496
First Horizon Corp. (Banks)	1,280	18,227
First Industrial Realty Trust, Inc. (Industrial REITs)	158	8,140
Flowers Foods, Inc. (Food Products)	440	10,032
Flowserve Corp. (Machinery)	165	6,588
Fluor Corp.* (Construction & Engineering)	391	14,745
Fortune Brands Innovations, Inc. (Building Products)	174	13,501
Fox Factory Holding Corp.* (Automobile Components)	60	3,782
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	506	12,463
GameStop Corp.*(a)—Class A (Specialty Retail)	614	8,737
Gaming and Leisure Properties, Inc. (Specialized REITs)	350	15,977
GATX Corp. (Trading Companies & Distributors)	51	6,255
Genpact, Ltd. (Professional Services)	383	13,749
Gentex Corp. (Automobile Components)	192	6,361
Glacier Bancorp, Inc. (Banks)	254	9,820
Globus Medical, Inc.* (Health Care Equipment & Supplies)	264	13,936
Graham Holdings Co.—Class B (Diversified Consumer Services)	9	6,484
Graphic Packaging Holding Co. (Containers & Packaging)	702	17,907
Greif, Inc.—Class A (Containers & Packaging)	59	3,694
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	227	5,625
GXO Logistics, Inc.* (Air Freight & Logistics)	102	5,547
Haemonetics Corp.* (Health Care Equipment & Supplies)	46	3,517
Hancock Whitney Corp. (Banks)	95	4,285
Harley-Davidson, Inc. (Automobiles)	291	9,443
Healthcare Realty Trust, Inc. (Health Care REITs)	873	14,064
HealthEquity, Inc.* (Health Care Providers & Services)	97	7,331
Helen of Troy, Ltd.* (Household Durables)	54	6,183
Hertz Global Holdings, Inc.* (Ground Transportation)	302	2,522
Hexcel Corp. (Aerospace & Defense)	99	6,573
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	359	20,281
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	62	2,585
Home BancShares, Inc. (Banks)	430	10,079
IDACORP, Inc. (Electric Utilities)	70	6,481
Inari Medical, Inc.* (Health Care Equipment & Supplies)	50	2,848
Independence Realty Trust, Inc. (Residential REITs)	515	7,565
Ingredion, Inc. (Food Products)	96	10,327
Insperity, Inc. (Professional Services)	40	4,588
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	157	6,304
Interactive Brokers Group, Inc. (Capital Markets)	101	8,964
International Bancshares Corp. (Banks)	70	3,700
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	37	3,622
Iridium Communications, Inc. (Diversified Telecommunication Services)	142	5,149
Janus Henderson Group PLC (Capital Markets)	303	8,714
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	84	10,308
Jefferies Financial Group, Inc. (Capital Markets)	386	15,733
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	109	19,300
KB Home (Household Durables)	88	5,244
KBR, Inc. (Professional Services)	167	8,702
Kemper Corp. (Insurance)	138	8,280
Kilroy Realty Corp. (Office REITs)	244	8,725
Kirby Corp.* (Marine Transportation)	78	6,135
Kite Realty Group Trust (Retail REITs)	502	10,743
Knife River Corp.* (Construction Materials)	37	2,423
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	370	21,231
Kyndryl Holdings, Inc.* (IT Services)	526	10,794
Lamar Advertising Co.—Class A (Specialized REITs)	84	8,793
Lancaster Colony Corp. (Food Products)	24	4,411
Landstar System, Inc. (Ground Transportation)	26	4,985
Lear Corp. (Automobile Components)	134	17,809
Leggett & Platt, Inc. (Household Durables)	305	7,079
Lithia Motors, Inc. (Specialty Retail)	63	18,576
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	18	4,354
LivaNova PLC* (Health Care Equipment & Supplies)	78	3,797
Louisiana-Pacific Corp. (Paper & Forest Products)	51	3,394
Lumentum Holdings, Inc.* (Communications Equipment)	154	8,461
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	3,967
Macy’s, Inc. (Broadline Retail)	626	11,450
ManpowerGroup, Inc. (Professional Services)	112	8,304
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	6,292
Masimo Corp.* (Health Care Equipment & Supplies)	38	4,900
MasTec, Inc.* (Construction & Engineering)	139	9,128
Mattel, Inc.* (Leisure Products)	453	8,104
Maximus, Inc. (Professional Services)	37	3,001
MDU Resources Group, Inc. (Construction & Engineering)	467	9,111
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,371	4,250
MGIC Investment Corp. (Financial Services)	393	7,797

See accompanying notes to the financial statements.

86 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	73	$7,770
MP Materials Corp.* (Metals & Mining)	196	3,099
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	49	4,835
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	192	7,430
National Fuel Gas Co. (Gas Utilities)	210	9,904
National Storage Affiliates Trust (Specialized REITs)	91	3,399
Neogen Corp.* (Health Care Equipment & Supplies)	451	6,991
New Jersey Resources Corp. (Gas Utilities)	224	9,146
New York Community Bancorp, Inc. (Banks)	1,655	10,708
Nexstar Media Group, Inc. (Media)	74	13,151
NNN REIT, Inc. (Retail REITs)	263	10,609
Nordstrom, Inc. (Broadline Retail)	221	4,011
Northwestern Energy Group, Inc. (Multi-Utilities)	140	6,737
NOV, Inc. (Energy Equipment & Services)	903	17,617
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	35	5,409
OGE Energy Corp. (Electric Utilities)	459	15,256
Old National Bancorp (Banks)	670	11,035
Old Republic International Corp. (Insurance)	597	16,740
Olin Corp. (Chemicals)	166	8,644
Omega Healthcare Investors, Inc. (Health Care REITs)	331	9,599
ONE Gas, Inc. (Gas Utilities)	127	7,794
Option Care Health, Inc.* (Health Care Providers & Services)	182	5,686
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	123	7,956
Oshkosh Corp. (Machinery)	150	16,515
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	249	12,577
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	348	7,847
Penske Automotive Group, Inc. (Specialty Retail)	44	6,528
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	357	25,947
Perrigo Co. PLC (Pharmaceuticals)	310	9,945
Physicians Realty Trust (Health Care REITs)	546	6,683
Pilgrim’s Pride Corp.* (Food Products)	92	2,500
Pinnacle Financial Partners, Inc. (Banks)	105	9,280
PNM Resources, Inc. (Electric Utilities)	197	7,137
Polaris, Inc. (Leisure Products)	121	10,885
Portland General Electric Co. (Electric Utilities)	232	9,496
Post Holdings, Inc.* (Food Products)	117	10,866
PotlatchDeltic Corp. (Specialized REITs)	182	8,141
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	66	4,947
Prosperity Bancshares, Inc. (Banks)	215	13,741
PVH Corp. (Textiles, Apparel & Luxury Goods)	139	16,715
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	113	7,742
R1 RCM, Inc.* (Health Care Providers & Services)	451	4,618
Rayonier, Inc. (Specialized REITs)	194	5,878
Regal Rexnord Corp. (Electrical Equipment)	153	20,419
Reinsurance Group of America, Inc. (Insurance)	152	26,431
RenaissanceRe Holdings, Ltd. (Insurance)	54	12,357
Rexford Industrial Realty, Inc. (Industrial REITs)	296	15,567
RH* (Specialty Retail)	20	5,070
RLI Corp. (Insurance)	32	4,364
Royal Gold, Inc. (Metals & Mining)	72	8,236
RPM International, Inc. (Chemicals)	136	14,506
Ryder System, Inc. (Ground Transportation)	102	11,584
Sabra Health Care REIT, Inc. (Health Care REITs)	528	7,044
Science Applications International Corp. (Professional Services)	79	10,085
SEI Investments Co. (Capital Markets)	115	7,273
Selective Insurance Group, Inc. (Insurance)	63	6,606
Sensata Technologies Holding PLC (Electrical Equipment)	348	12,587
Service Corp. International (Diversified Consumer Services)	166	11,142
Silgan Holdings, Inc. (Containers & Packaging)	185	8,499
SLM Corp. (Consumer Finance)	311	6,183
Sonoco Products Co. (Containers & Packaging)	225	12,803
SouthState Corp. (Banks)	174	14,459
Southwest Gas Holdings, Inc. (Gas Utilities)	138	8,098
Spire, Inc. (Gas Utilities)	120	6,812
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	137	6,901
STAG Industrial, Inc. (Industrial REITs)	209	7,720
Starwood Property Trust, Inc. (Mortgage REITs)	682	13,865
Stericycle, Inc.* (Commercial Services & Supplies)	212	10,176
Stifel Financial Corp. (Capital Markets)	234	17,070
Sunrun, Inc.* (Electrical Equipment)	497	7,197
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	53	5,661
Synovus Financial Corp. (Banks)	335	12,616
Taylor Morrison Home Corp.* (Household Durables)	246	12,826
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	117	11,698
TEGNA, Inc. (Media)	451	7,031
Tenet Healthcare Corp.* (Health Care Providers & Services)	233	19,278
Terex Corp. (Machinery)	68	4,177
Texas Capital Bancshares, Inc.* (Banks)	110	6,710
The Boston Beer Co., Inc.*—Class A (Beverages)	12	4,191
The Carlyle Group, Inc. (Capital Markets)	257	10,285
The Chemours Co. (Chemicals)	341	10,288
The Gap, Inc. (Specialty Retail)	491	9,177
The Goodyear Tire & Rubber Co.* (Automobile Components)	650	9,061
The Hanover Insurance Group, Inc. (Insurance)	82	10,825
The Middleby Corp.* (Machinery)	62	8,746
The Scotts Miracle-Gro Co. (Chemicals)	59	3,319
The Timken Co. (Machinery)	91	7,454
The Toro Co. (Machinery)	123	11,375
The Wendy’s Co. (Hotels, Restaurants & Leisure)	176	3,358
The Western Union Co. (Financial Services)	835	10,496
Thor Industries, Inc. (Automobiles)	122	13,788
TKO Group Holdings, Inc. (Entertainment)	78	6,528
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	50	2,021
UGI Corp. (Gas Utilities)	481	10,649
UMB Financial Corp. (Banks)	101	8,333

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 87

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	431	$3,284
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	442	3,271
United Bankshares, Inc. (Banks)	309	11,078
United States Steel Corp. (Metals & Mining)	512	24,074
United Therapeutics Corp.* (Biotechnology)	59	12,672
Unum Group (Insurance)	421	20,351
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	519	23,879
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	30	6,660
Valley National Bancorp (Banks)	976	9,389
Valmont Industries, Inc. (Construction & Engineering)	48	10,834
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	289	6,280
Visteon Corp.* (Automobile Components)	35	4,035
Vornado Realty Trust (Office REITs)	366	9,952
Voya Financial, Inc. (Financial Services)	144	10,421
Webster Financial Corp. (Banks)	395	19,546
Werner Enterprises, Inc. (Ground Transportation)	146	5,774
WESCO International, Inc. (Trading Companies & Distributors)	101	17,526
Wintrust Financial Corp. (Banks)	140	13,577
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	153	4,980
WP Carey, Inc. (Diversified REITs)	501	31,042
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	65	5,065
XPO, Inc.* (Ground Transportation)	141	12,047
YETI Holdings, Inc.* (Leisure Products)	71	3,122
Ziff Davis, Inc.* (Interactive Media & Services)	105	7,077
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	455	7,298
TOTAL COMMON STOCKS (Cost $2,237,768)		2,767,409

Repurchase Agreement(b)(NM)

	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

Collateral for Securities Loaned(c) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 5.24%(d)	12,958	$12,958
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,958)		12,958
TOTAL INVESTMENT SECURITIES (Cost $2,251,726)—100.2%		2,781,367
Net other assets (liabilities)—(0.2)%		(6,763)
NET ASSETS—100.0%		$2,774,604

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $12,315.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

88 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$13,472	0.5%
Air Freight & Logistics	5,547	0.2%
Automobile Components	55,867	2.0%
Automobiles	23,231	0.8%
Banks	264,346	9.5%
Beverages	4,191	0.2%
Biotechnology	12,672	0.5%
Broadline Retail	15,461	0.6%
Building Products	13,501	0.5%
Capital Markets	90,715	3.3%
Chemicals	62,750	2.3%
Commercial Services & Supplies	10,176	0.4%
Communications Equipment	21,350	0.8%
Construction & Engineering	58,987	2.1%
Construction Materials	2,423	0.1%
Consumer Finance	29,034	1.0%
Consumer Staples Distribution & Retail	62,352	2.3%
Containers & Packaging	81,705	2.9%
Diversified Consumer Services	17,626	0.6%
Diversified REITs	31,042	1.1%
Diversified Telecommunication Services	17,612	0.6%
Electric Utilities	46,173	1.7%
Electrical Equipment	53,604	1.9%
Electronic Equipment, Instruments & Components	90,550	3.3%
Energy Equipment & Services	21,674	0.8%
Entertainment	6,528	0.2%
Financial Services	58,025	2.1%
Food Products	53,983	1.9%
Gas Utilities	52,403	1.9%
Ground Transportation	58,143	2.1%
Health Care Equipment & Supplies	65,961	2.4%
Health Care Providers & Services	58,217	2.1%
Health Care REITs	41,640	1.5%
Health Care Technology	3,638	0.1%
Hotels, Restaurants & Leisure	54,731	2.0%
Household Durables	31,332	1.1%
Household Products	19,752	0.7%
Independent Power and Renewable Electricity Producers	7,956	0.3%
Industrial REITs	38,524	1.4%
Insurance	190,932	6.9%
Interactive Media & Services	14,375	0.5%
IT Services	10,794	0.4%
Leisure Products	27,113	1.0%
Life Sciences Tools & Services	9,273	0.3%
Machinery	79,971	2.9%
Marine Transportation	6,136	0.2%
Media	26,220	0.9%
Metals & Mining	84,770	3.1%
Mortgage REITs	35,857	1.3%
Multi-Utilities	14,863	0.5%
Office REITs	30,349	1.1%
Oil, Gas & Consumable Fuels	88,848	3.2%
Paper & Forest Products	3,394	0.1%
Personal Care Products	7,848	0.3%
Pharmaceuticals	20,253	0.7%
Professional Services	89,177	3.2%
Real Estate Management & Development	19,300	0.7%
Residential REITs	29,006	1.0%
Retail REITs	43,784	1.6%
Semiconductors & Semiconductor Equipment	41,639	1.5%
Software	17,713	0.6%
Specialized REITs	55,137	2.0%
Specialty Retail	77,924	2.8%
Textiles, Apparel & Luxury Goods	39,649	1.4%
Trading Companies & Distributors	35,432	1.3%
Water Utilities	10,758	0.4%
Other**	7,195	0.3%
Total	$2,774,604	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 89

Common Stocks (50.4%)

	Shares	Value
Adobe, Inc.* (Software)	2,537	$1,567,308
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,002	1,509,545
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,421	348,963
Alphabet, Inc.*—Class A (Interactive Media & Services)	12,767	1,788,657
Alphabet, Inc.*—Class C (Interactive Media & Services)	12,350	1,751,230
Amazon.com, Inc.* (Broadline Retail)	22,293	3,459,874
American Electric Power Co., Inc. (Electric Utilities)	2,932	229,107
Amgen, Inc. (Biotechnology)	2,982	937,124
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,764	531,683
ANSYS, Inc.* (Software)	484	158,670
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,552	6,186,989
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,661	765,802
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	489	425,342
AstraZeneca PLCADR (Pharmaceuticals)	3,245	216,247
Atlassian Corp.*—Class A (Software)	865	216,051
Autodesk, Inc.* (Software)	1,191	302,288
Automatic Data Processing, Inc. (Professional Services)	2,292	563,329
Baker Hughes Co. (Energy Equipment & Services)	5,608	159,828
Biogen, Inc.* (Biotechnology)	806	198,808
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	194	680,449
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,602	3,070,360
Cadence Design Systems, Inc.* (Software)	1,516	437,305
CDW Corp. (Electronic Equipment, Instruments & Components)	746	169,133
Charter Communications, Inc.*—Class A (Media)	825	305,836
Cintas Corp. (Commercial Services & Supplies)	567	342,791
Cisco Systems, Inc. (Communications Equipment)	22,640	1,136,075
Coca-Cola Europacific Partners PLC (Beverages)	2,546	175,419
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,794	215,474
Comcast Corp.—Class A (Media)	22,374	1,041,286
Constellation Energy Corp. (Electric Utilities)	1,781	217,282
Copart, Inc.* (Commercial Services & Supplies)	5,350	257,014
CoStar Group, Inc.* (Real Estate Management & Development)	2,277	190,084
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,466	1,713,574
Crowdstrike Holdings, Inc.*—Class A (Software)	1,269	371,183
CSX Corp. (Ground Transportation)	11,011	393,093
Datadog, Inc.*—Class A (Software)	1,684	209,557
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,153	261,267
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	997	153,279
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,215	158,703
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,065	215,173
Electronic Arts, Inc. (Entertainment)	1,498	206,095
Exelon Corp. (Electric Utilities)	5,546	193,056
Fastenal Co. (Trading Companies & Distributors)	3,184	217,244
Fortinet, Inc.* (Software)	4,280	276,017
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,537	186,114
Gilead Sciences, Inc. (Biotechnology)	6,944	543,437
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	3,051	167,744
Honeywell International, Inc. (Industrial Conglomerates)	3,674	743,103
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	462	237,967
Illumina, Inc.* (Life Sciences Tools & Services)	885	126,564
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,490	1,011,949
Intuit, Inc. (Software)	1,562	986,137
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,961	741,689
Keurig Dr Pepper, Inc. (Beverages)	7,794	245,043
KLA Corp. (Semiconductors & Semiconductor Equipment)	758	450,282
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	735	606,500
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	677	307,236
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,636	392,198
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,807	325,434
MercadoLibre, Inc.* (Broadline Retail)	282	482,730
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	7,618	2,972,086
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,014	256,733
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,150	527,363
Microsoft Corp. (Software)	16,034	6,374,798
Moderna, Inc.* (Biotechnology)	2,125	214,731
Mondelez International, Inc.—Class A (Food Products)	7,582	570,697
MongoDB, Inc.* (IT Services)	397	159,006
Monster Beverage Corp.* (Beverages)	5,798	319,006
Netflix, Inc.* (Entertainment)	2,439	1,375,864
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,328	3,278,158
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,435	302,168

See accompanying notes to the financial statements.

90 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	608	$237,740
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,401	170,783
O’Reilly Automotive, Inc.* (Specialty Retail)	329	336,584
PACCAR, Inc. (Machinery)	2,914	292,536
Palo Alto Networks, Inc.* (Software)	1,756	594,424
Paychex, Inc. (Professional Services)	2,014	245,164
PayPal Holdings, Inc.* (Financial Services)	6,008	368,591
PDD Holdings, Inc.*ADR (Broadline Retail)	3,722	472,210
PepsiCo, Inc. (Beverages)	7,659	1,290,772
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,201	920,911
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	597	562,840
Roper Technologies, Inc. (Software)	595	319,515
Ross Stores, Inc. (Specialty Retail)	1,886	264,568
Sirius XM Holdings, Inc.(a) (Media)	21,391	108,880
Splunk, Inc.* (Software)	938	143,861
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,334	589,252
Synopsys, Inc.* (Software)	848	452,281
Take-Two Interactive Software, Inc.* (Entertainment)	948	156,354
Tesla, Inc.* (Automobiles)	10,380	1,944,070
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,061	810,367
The Kraft Heinz Co. (Food Products)	6,833	253,709
The Trade Desk, Inc.*—Class A (Media)	2,487	170,185
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	6,444	1,038,966
Verisk Analytics, Inc. (Professional Services)	806	194,673
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,435	621,900
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,815	108,675
Warner Bros. Discovery, Inc.* (Entertainment)	13,588	136,152
Workday, Inc.*—Class A (Software)	1,164	338,805
Xcel Energy, Inc. (Electric Utilities)	3,075	184,100
Zscaler, Inc.* (Software)	827	194,899
TOTAL COMMON STOCKS (Cost $35,953,042)		71,352,098

Repurchase Agreements(b)(c) (51.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $72,952,469	$72,942,000	$72,942,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,942,000)		72,942,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	260,237	$260,237
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $260,237)		260,237
TOTAL INVESTMENT SECURITIES (Cost $109,155,279)—102.0%		144,554,335
Net other assets (liabilities)—(2.0)%		(2,768,583)
NET ASSETS—100.0%		$141,785,752

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $249,621.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $7,556,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	11	3/18/24	$3,793,295	$248,694

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 91

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/24	5.93%	$64,116,414	$(1,748,822)
Nasdaq-100 Index	UBS AG	2/27/24	6.13%	2,484,900	(67,156)
				$66,601,314	$(1,815,978)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Automobiles	$1,944,070	1.4%
Beverages	2,030,240	1.4%
Biotechnology	3,078,840	2.2%
Broadline Retail	4,414,814	3.1%
Commercial Services & Supplies	599,805	0.4%
Communications Equipment	1,136,075	0.8%
Consumer Staples Distribution & Retail	1,980,952	1.4%
Electric Utilities	823,545	0.6%
Electronic Equipment, Instruments & Components	169,133	0.1%
Energy Equipment & Services	159,828	0.1%
Entertainment	1,874,465	1.3%
Financial Services	368,591	0.3%
Food Products	824,406	0.6%
Ground Transportation	630,833	0.4%
Health Care Equipment & Supplies	1,427,037	1.0%
Hotels, Restaurants & Leisure	2,226,035	1.6%
Industrial Conglomerates	743,103	0.5%
Interactive Media & Services	6,511,973	4.6%
IT Services	374,480	0.3%
Life Sciences Tools & Services	126,564	0.1%
Machinery	292,536	0.2%
Media	1,626,187	1.2%
Oil, Gas & Consumable Fuels	153,279	0.1%
Pharmaceuticals	216,247	0.2%
Professional Services	1,003,165	0.7%
Real Estate Management & Development	190,084	0.1%
Semiconductors & Semiconductor Equipment	15,131,125	10.7%
Software	12,943,099	9.1%
Specialty Retail	601,152	0.4%
Technology Hardware, Storage & Peripherals	6,186,989	4.4%
Textiles, Apparel & Luxury Goods	307,236	0.2%
Trading Companies & Distributors	217,244	0.2%
Wireless Telecommunication Services	1,038,966	0.7%
Other**	70,433,654	49.6%
Total	$141,785,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (73.1%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	20,961	$342,503
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	15,794	274,342
Baker Hughes Co. (Energy Equipment & Services)	16,352	466,032
Bristow Group, Inc.* (Energy Equipment & Services)	2,558	67,480
Cactus, Inc.—Class A (Energy Equipment & Services)	12,707	539,285
ChampionX Corp. (Energy Equipment & Services)	18,079	495,545
Core Laboratories, Inc. (Energy Equipment & Services)	9,179	144,753
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	36,637	446,971
DMC Global, Inc.* (Energy Equipment & Services)	5,534	94,189
Dril-Quip, Inc.* (Energy Equipment & Services)	6,448	129,411
Expro Group Holdings N.V.* (Energy Equipment & Services)	28,213	496,549
Halliburton Co. (Energy Equipment & Services)	15,092	538,030
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	55,611	522,743
Helmerich & Payne, Inc. (Energy Equipment & Services)	14,669	590,574
Liberty Energy, Inc. (Energy Equipment & Services)	29,519	613,699
Nabors Industries, Ltd.* (Energy Equipment & Services)	6,628	560,596
Newpark Resources, Inc.* (Energy Equipment & Services)	18,286	118,676
Noble Corp. PLC (Energy Equipment & Services)	12,393	546,903
NOV, Inc. (Energy Equipment & Services)	27,864	543,627
Oceaneering International, Inc.* (Energy Equipment & Services)	27,217	565,569
Oil States International, Inc.* (Energy Equipment & Services)	14,216	87,713
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	48,611	539,096
ProPetro Holding Corp.* (Energy Equipment & Services)	39,231	331,894
RPC, Inc. (Energy Equipment & Services)	37,967	277,539
Schlumberger N.V. (Energy Equipment & Services)	10,798	525,863
Select Water Solutions, Inc. (Energy Equipment & Services)	18,301	142,199
TechnipFMC PLC (Energy Equipment &Services)	27,864	538,890
TETRA Technologies, Inc.* (Energy Equipment & Services)	54,127	226,792
Tidewater, Inc.* (Energy Equipment & Services)	8,967	602,493
Transocean, Ltd.* (Energy Equipment & Services)	90,120	492,055
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	19,023	203,927
Valaris, Ltd.* (Energy Equipment & Services)	8,093	500,714
Weatherford International PLC* (Energy Equipment & Services)	6,116	547,688
TOTAL COMMON STOCKS (Cost $8,786,947)		13,114,340

Repurchase Agreements(a)(b) (30.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $5,494,789	$5,494,000	$5,494,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,494,000)		5,494,000
TOTAL INVESTMENT SECURITIES (Cost $14,280,947)—103.8%		18,608,340
Net other assets (liabilities)—(3.8)%		(685,216)
NET ASSETS—100.0%		$17,923,124

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $2,726,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$5,760,668	$(20,923)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	2/23/24	5.73%	8,030,844	3,306
				$13,791,512	$(17,617)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund :: 93

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$13,114,340	73.1%
Other**	4,808,784	26.9%
Total	$17,923,124	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (76.9%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,919	$15,617
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	897	47,864
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,526	72,416
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	523	29,194
Arvinas, Inc.* (Pharmaceuticals)	749	31,084
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,441	129,733
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,010	98,229
Cassava Sciences, Inc.* (Pharmaceuticals)	2,196	52,594
Catalent, Inc.* (Pharmaceuticals)	2,721	140,512
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	696	22,940
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,077	43,825
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	4,552	107,018
Elanco Animal Health, Inc.* (Pharmaceuticals)	7,906	116,534
Eli Lilly & Co. (Pharmaceuticals)	168	108,462
Evolus, Inc.* (Pharmaceuticals)	1,212	15,380
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,821	57,434
Innoviva, Inc.* (Pharmaceuticals)	1,676	27,151
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,678	112,997
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	840	103,085
Johnson & Johnson (Pharmaceuticals)	655	104,080
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	277	20,249
Merck & Co., Inc. (Pharmaceuticals)	975	117,761
Organon & Co. (Pharmaceuticals)	9,184	152,914
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,519	49,504
Perrigo Co. PLC (Pharmaceuticals)	3,412	109,457
Pfizer, Inc. (Pharmaceuticals)	3,516	95,213
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,644	29,460
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	678	41,724
Revance Therapeutics, Inc.* (Pharmaceuticals)	7,063	35,527
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,542	100,557
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,231	34,074
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,251	34,077
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,100	10,428
Viatris, Inc. (Pharmaceuticals)	10,294	121,160
Zoetis, Inc. (Pharmaceuticals)	548	102,920
TOTAL COMMON STOCKS (Cost $1,758,755)		2,491,174

Repurchase Agreements(a)(b) (27.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $873,125	$873,000	$873,000
TOTAL REPURCHASE AGREEMENTS (Cost $873,000)		873,000
TOTAL INVESTMENT SECURITIES (Cost $2,631,755)—103.9%		3,364,174
Net other assets (liabilities)—(3.9)%		(125,096)
NET ASSETS—100.0%		$3,239,078

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $362,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	2/23/24	5.93%	$1,104,898	$(10,805)
S&P Pharmaceuticals Select Industry Index	UBS AG	2/23/24	5.68%	1,278,593	(1,838)
				$2,383,491	$(12,643)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 95

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Pharmaceuticals	$2,491,174	76.9%
Other**	747,904	23.1%
Total	$3,239,078	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (74.3%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	39,433	$1,938,526
Alamos Gold, Inc. (Metals & Mining)	31,491	381,356
Anglogold Ashanti PLC* (Metals & Mining)	33,343	587,504
B2Gold Corp. (Metals & Mining)	103,326	289,313
Barrick Gold Corp. (Metals & Mining)	139,491	2,176,060
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	19,003	288,276
Coeur Mining, Inc.* (Metals & Mining)	30,402	81,781
Eldorado Gold Corp.* (Metals & Mining)	16,243	198,327
Endeavour Silver Corp.* (Metals & Mining)	16,411	24,781
Equinox Gold Corp.* (Metals & Mining)	22,631	99,576
First Majestic Silver Corp. (Metals & Mining)	22,799	105,331
Fortuna Silver Mines, Inc.* (Metals & Mining)	24,351	73,784
Franco-Nevada Corp. (Metals & Mining)	15,265	1,652,436
Gold Fields, Ltd.ADR (Metals & Mining)	70,999	1,050,785
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	43,218	267,519
Hecla Mining Co. (Metals & Mining)	45,055	171,660
IAMGOLD Corp.* (Metals & Mining)	36,320	86,442
Kinross Gold Corp. (Metals & Mining)	97,551	537,506
MAG Silver Corp.* (Metals & Mining)	7,362	66,405
New Gold, Inc.* (Metals & Mining)	54,390	66,356
Newmont Corp. (Metals & Mining)	91,575	3,160,253
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,713	214,221
Pan American Silver Corp. (Metals & Mining)	28,939	391,255
Royal Gold, Inc. (Metals & Mining)	5,220	597,116
Sandstorm Gold, Ltd. (Metals & Mining)	19,533	89,070
Seabridge Gold, Inc.* (Metals & Mining)	5,601	58,867
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	56,213	272,071
SilverCrest Metals, Inc.* (Metals & Mining)	11,586	63,955
SSR Mining, Inc. (Metals & Mining)	16,201	152,775
Wheaton Precious Metals Corp. (Metals & Mining)	35,994	1,687,039
TOTAL COMMON STOCKS (Cost $9,610,356)		16,830,346

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $6,450,926	$6,450,000	$6,450,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,450,000)		6,450,000
TOTAL INVESTMENT SECURITIES (Cost $16,060,356)—102.7%		23,280,346
Net other assets (liabilities)—(2.7)%		(606,651)
NET ASSETS—100.0%		$22,673,695

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $2,850,000.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/24	5.93%	$8,367,608	$(117,292)
Dow Jones Precious Metals Index	UBS AG	2/23/24	6.08%	8,827,213	(124,400)
				$17,194,821	$(241,692)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 97

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Metals & Mining	$16,830,346	74.3%
Other**	5,843,349	25.7%
Total	$22,673,695	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (74.6%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	571	$69,033
American Tower Corp. (Specialized REITs)	1,700	332,604
AvalonBay Communities, Inc. (Residential REITs)	518	92,727
Boston Properties, Inc. (Office REITs)	527	35,046
Camden Property Trust (Residential REITs)	390	36,598
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,111	95,890
CoStar Group, Inc.* (Real Estate Management & Development)	1,489	124,302
Crown Castle, Inc. (Specialized REITs)	1,583	171,360
Digital Realty Trust, Inc. (Specialized REITs)	1,104	155,068
Equinix, Inc. (Specialized REITs)	342	283,780
Equity Commonwealth (Office REITs)	1	10
Equity Residential (Residential REITs)	1,260	75,839
Essex Property Trust, Inc. (Residential REITs)	234	54,585
Extra Space Storage, Inc. (Specialized REITs)	770	111,219
Federal Realty Investment Trust (Retail REITs)	268	27,264
Healthpeak Properties, Inc. (Health Care REITs)	1,996	36,926
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,573	49,453
Invitation Homes, Inc. (Residential REITs)	2,099	69,120
Iron Mountain, Inc. (Specialized REITs)	1,065	71,909
Kimco Realty Corp. (Retail REITs)	2,423	48,945
Mid-America Apartment Communities, Inc. (Residential REITs)	425	53,712
Prologis, Inc. (Industrial REITs)	3,369	426,819
Public Storage (Specialized REITs)	577	163,401
Realty Income Corp. (Retail REITs)	3,014	163,931
Regency Centers Corp. (Retail REITs)	599	37,539
SBA Communications Corp. (Specialized REITs)	393	87,977
Simon Property Group, Inc. (Retail REITs)	1,190	164,946
UDR, Inc. (Residential REITs)	1,104	39,766
Ventas, Inc. (Health Care REITs)	1,467	68,054
VICI Properties, Inc. (Specialized REITs)	3,773	113,643
Welltower, Inc. (Health Care REITs)	2,018	174,577
Weyerhaeuser Co. (Specialized REITs)	2,663	87,267
TOTAL COMMON STOCKS (Cost $1,722,230)		3,523,310

Repurchase Agreements(a)(b) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,090,156	$1,090,000	$1,090,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,090,000)		1,090,000
TOTAL INVESTMENT SECURITIES (Cost $2,812,230)—97.7%		4,613,310
Net other assets (liabilities)—2.3%		107,649
NET ASSETS—100.0%		$4,720,959

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $656,000.
REIT	Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$2,123,020	$(30,679)
S&P Real Estate Select Sector Index	UBS AG	2/23/24	5.58%	1,468,889	(19,912)
				$3,591,909	$(50,591)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 99

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Health Care REITs	$279,557	5.9%
Hotel & Resort REITs	49,453	1.1%
Industrial REITs	426,819	9.0%
Office REITs	104,089	2.2%
Real Estate Management & Development	220,192	4.7%
Residential REITs	422,347	9.0%
Retail REITs	442,625	9.4%
Specialized REITs	1,578,228	33.3%
Other**	1,197,649	25.4%
Total	$4,720,959	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

100 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (55.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $13,247,901	$13,246,000	$13,246,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,246,000)		13,246,000
TOTAL INVESTMENT SECURITIES (Cost $13,246,000)—55.4%		13,246,000
Net other assets (liabilities)—44.6%		10,661,604
NET ASSETS—100.0%		$23,907,604

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $60,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75%, due 11/15/53	Citibank North America	2/15/24	(5.25)%	$(23,035,266)	$(214,930)
30-Year U.S. Treasury Bond, 4.75%, due 11/15/53	Societe’ Generale	2/15/24	(5.13)%	(6,593,981)	(96,919)
				$(29,629,247)	$(311,849)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 101

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,171,168	$1,171,000	$1,171,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,171,000)		1,171,000
TOTAL INVESTMENT SECURITIES (Cost $1,171,000)—99.3%		1,171,000
Net other assets (liabilities)—0.7%		8,288
NET ASSETS—100.0%		$1,179,288

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.50%, due 11/15/33	Citibank North America	2/15/24	(5.20)%	$(396,952)	$(3,766)
10-Year U.S. Treasury Note, 4.50%, due 11/15/33	Societe’ Generale	2/15/24	(5.11)%	(773,011)	(6,778)
				$(1,169,963)	$(10,544)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

102 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (91.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $9,642,384	$9,641,000	$9,641,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,641,000)		9,641,000
TOTAL INVESTMENT SECURITIES (Cost $9,641,000)—91.9%		9,641,000
Net other assets (liabilities)—8.1%		849,235
NET ASSETS—100.0%		$10,490,235

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $126,000.

As of January 31, 2024, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$178,685	British pound	141,063	2/16/24	$178,764	$(79)
U.S. dollar	499,005	Canadian dollar	674,017	2/16/24	501,497	(2,492)
U.S. dollar	3,644,697	Euro	3,353,782	2/16/24	3,626,509	18,188
U.S. dollar	562,559	Japanese yen	83,104,757	2/16/24	566,194	(3,635)
U.S. dollar	279,396	Swedish krona	2,926,897	2/16/24	281,541	(2,145)
U.S. dollar	311,661	Swiss franc	269,433	2/16/24	312,874	(1,213)
Total Short Contracts	$5,476,003				$5,467,379	$8,624
Long:
British pound	28,654		$36,423	2/16/24	$36,312	$(111)
Canadian dollar	39,077		28,996	2/16/24	29,075	79
Euro	156,040		170,007	2/16/24	168,729	(1,278)
Japanese yen	6,152,785		41,711	2/16/24	41,919	208
Swedish krona	121,313		11,605	2/16/24	11,669	64
Swiss franc	7,774		8,970	2/16/24	9,027	57
Total Long Contracts			$297,712		$296,731	$(981)

As of January 31, 2024, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,287,025	British pound	1,016,546	2/16/24	$1,288,228	$(1,203)
U.S. dollar	612,013	Canadian dollar	826,620	2/16/24	615,040	(3,027)
U.S. dollar	3,460,117	Euro	3,183,008	2/16/24	3,441,848	18,269
U.S. dollar	1,093,517	Japanese yen	161,644,053	2/16/24	1,101,284	(7,767)
U.S. dollar	230,912	Swedish krona	2,419,482	2/16/24	232,732	(1,820)
U.S. dollar	126,003	Swiss franc	108,967	2/16/24	126,536	(533)
Total Short Contracts	$6,809,587				$6,805,668	$3,919
Long:
British pound	141,874		$180,018	2/16/24	$179,791	$(227)
Canadian dollar	177,911		131,732	2/16/24	132,373	641
Euro	781,813		851,967	2/16/24	845,389	(6,578)
Japanese yen	28,645,528		194,196	2/16/24	195,162	966
Swedish krona	640,837		61,439	2/16/24	61,643	204
Swiss franc	44,654		51,811	2/16/24	51,854	43
Total Long Contracts			$1,471,163		$1,466,212	$(4,951)
Total unrealized appreciation						$38,719
Total unrealized (depreciation)						(32,108)
Total net unrealized appreciation/(depreciation)						$6,611

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 103

Common Stocks (58.2%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	50,165	$8,412,169
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	2,211	57,353
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,204	101,439
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	15,469	2,975,617
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	25,967	4,266,378
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,017	132,261
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,626	16,078,680
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,673	129,156
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	4,239	441,407
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,661	548,600
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,577	141,683
Intel Corp. (Semiconductors & Semiconductor Equipment)	130,878	5,638,224
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,220	2,506,849
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,091	3,375,770
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,285	260,785
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,784	1,813,277
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,800	1,431,024
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	34,090	2,923,218
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,952	207,790
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,487	896,245
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	76,677	47,177,058
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,002	1,684,981
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	13,370	951,008
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,765	132,304
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,022	301,414
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	34,551	5,131,169
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,338	228,753
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	987	121,756
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,947	516,764
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,764	117,306
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,746	458,416
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	28,194	4,514,423
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,353	229,699
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,889	126,587
TOTAL COMMON STOCKS (Cost $35,497,487)		114,029,563

Repurchase Agreements(b)(c) (32.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $64,074,195	$64,065,000	$64,065,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,065,000)		64,065,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	163,664	$163,664
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $163,664)		163,664
TOTAL INVESTMENT SECURITIES (Cost $99,726,151)—91.0%		178,258,227
Net other assets (liabilities)—9.0%		17,652,747
NET ASSETS—100.0%		$195,910,974

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $141,683.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $30,181,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

See accompanying notes to the financial statements.

104 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/24	5.93%	$78,908,786	$(1,483,073)
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/24	5.68%	100,932,731	(1,600,759)
				$179,841,517	$(3,083,832)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$114,029,563	58.2%
Other**	81,881,411	41.8%
Total	$195,910,974	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Short Energy ProFund :: 105

Repurchase Agreements(a)(b) (114.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $721,103	$721,000	$721,000
TOTAL REPURCHASE AGREEMENTS (Cost $721,000)		721,000
TOTAL INVESTMENT SECURITIES (Cost $721,000)—114.9%		721,000
Net other assets (liabilities)—(14.9)%		(93,556)
NET ASSETS—100.0%		$627,444

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $147,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/23/24	(5.43)%	$(266,614)	$(8,205)
S&P Energy Select Sector Index	UBS AG	2/23/24	(5.13)%	(364,840)	(14,738)
				$(631,454)	$(22,943)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

106 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (91.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $2,617,376	$2,617,000	$2,617,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,617,000)		2,617,000
TOTAL INVESTMENT SECURITIES (Cost $2,617,000)—91.5%		2,617,000
Net other assets (liabilities)—8.5%		243,556
NET ASSETS—100.0%		$2,860,556

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $440,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	3/18/24	$(344,845)	$(22,610)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/24	(5.68)%	$(494,411)	$3,599
Nasdaq-100 Index	UBS AG	2/27/24	(5.48)%	(2,022,194)	54,576
				$(2,516,605)	$58,175

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 107

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $4,852,696	$4,852,000	$4,852,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,852,000)		4,852,000
TOTAL INVESTMENT SECURITIES (Cost $4,852,000)—99.1%		4,852,000
Net other assets (liabilities)—0.9%		43,453
NET ASSETS—100.0%		$4,895,453

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $974,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/24	(5.43)%	$(2,237,352)	$9,969
Dow Jones Precious Metals Index	UBS AG	2/23/24	(5.08)%	(2,635,648)	33,201
				$(4,873,000)	$43,170

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

108 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (91.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,916,275	$1,916,000	$1,916,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,916,000)		1,916,000
TOTAL INVESTMENT SECURITIES (Cost $1,916,000)—91.3%		1,916,000
Net other assets (liabilities)—8.7%		182,127
NET ASSETS—100.0%		$2,098,127

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $320,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/23/24	(5.43)%	$(1,302,826)	$17,617
S&P Real Estate Select Sector Index	UBS AG	2/23/24	(4.98)%	(798,639)	9,652
				$(2,101,465)	$27,269

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 109

Repurchase Agreements(a)(b) (86.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,098,158	$1,098,000	$1,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,098,000)		1,098,000
TOTAL INVESTMENT SECURITIES (Cost $1,098,000)—86.0%		1,098,000
Net other assets (liabilities)—14.0%		179,360
NET ASSETS—100.0%		$1,277,360

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $233,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/24	(5.33)%	$(329,100)	$7,455
Russell 2000 Index	UBS AG	2/27/24	(4.83)%	(946,407)	31,341
				$(1,275,507)	$38,796

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

110 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (100.8%)

	Shares	Value
A10 Networks, Inc. (Software)	257	$3,436
AAON, Inc. (Building Products)	537	37,675
AAR Corp.* (Aerospace & Defense)	192	11,677
Abercrombie & Fitch Co.* (Specialty Retail)	400	40,759
ACI Worldwide, Inc.* (Software)	543	16,328
Addus HomeCare Corp.* (Health Care Providers & Services)	53	4,590
Adeia, Inc. (Software)	335	4,067
Adtalem Global Education, Inc.* (Diversified Consumer Services)	316	15,952
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	184	19,169
AeroVironment, Inc.* (Aerospace & Defense)	210	25,334
Agilysys, Inc.* (Software)	161	13,477
Alamo Group, Inc. (Machinery)	83	17,619
Alarm.com Holdings, Inc.* (Software)	398	24,206
Albany International Corp. (Machinery)	119	10,580
Alkermes PLC* (Biotechnology)	848	22,938
Alpha Metallurgical Resources, Inc. (Metals & Mining)	96	38,327
Ambac Financial Group, Inc.* (Insurance)	356	5,785
American Eagle Outfitters, Inc. (Specialty Retail)	1,473	29,195
American Equity Investment Life Holding Co. (Insurance)	327	18,054
American States Water Co. (Water Utilities)	156	11,637
American Woodmark Corp.* (Building Products)	74	6,755
AMERISAFE, Inc. (Insurance)	67	3,339
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	162	11,990
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	297	15,848
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	120	6,698
Apogee Enterprises, Inc. (Building Products)	81	4,278
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	638	7,120
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	331	11,502
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	1,688	27,110
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	308	54,349
ArcBest Corp. (Ground Transportation)	190	22,634
Archrock, Inc. (Energy Equipment & Services)	1,088	17,779
Arcosa, Inc. (Construction & Engineering)	228	17,848
Arcus Biosciences, Inc.* (Biotechnology)	173	2,619
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	747	6,633
Armada Hoffler Properties, Inc. (Diversified REITs)	224	2,679
ARMOUR Residential REIT, Inc. (Mortgage REITs)	266	5,067
Armstrong World Industries, Inc. (Building Products)	350	34,724
Artisan Partners Asset Management, Inc. — Class A (Capital Markets)	305	12,780
Artivion, Inc.* (Health Care Equipment & Supplies)	165	2,759
Asbury Automotive Group, Inc.* (Specialty Retail)	81	16,934
Assured Guaranty, Ltd. (Insurance)	258	20,933
ATI, Inc.* (Metals & Mining)	1,014	41,442
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	259	33,683
Axos Financial, Inc.* (Banks)	256	14,190
AZZ, Inc. (Building Products)	201	12,552
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	232	33,406
Balchem Corp. (Chemicals)	144	20,182
BancFirst Corp. (Banks)	72	6,373
Bank of Hawaii Corp. (Banks)	127	8,030
Berkshire Hills Bancorp, Inc. (Banks)	165	3,960
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	164	2,788
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	338	8,998
Boise Cascade Co. (Trading Companies & Distributors)	315	42,670
Boot Barn Holdings, Inc.* (Specialty Retail)	240	17,218
Brady Corp. — Class A (Commercial Services & Supplies)	231	13,913
Brightsphere Investment Group, Inc. (Capital Markets)	152	3,362
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	148	6,333
California Resources Corp. (Oil, Gas & Consumable Fuels)	514	24,508
California Water Service Group (Water Utilities)	184	8,330
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	442	14,197
Cal-Maine Foods, Inc. (Food Products)	324	17,956
CareTrust REIT, Inc. (Health Care REITs)	595	12,447
Cargurus, Inc.* (Interactive Media & Services)	680	15,803
Carpenter Technology Corp. (Metals & Mining)	391	24,082
Cars.com, Inc.* (Interactive Media & Services)	486	8,471
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	877	12,629
Cathay General Bancorp (Banks)	271	11,157
Cavco Industries, Inc.* (Household Durables)	63	20,911
Century Communities, Inc. (Household Durables)	114	9,884
Certara, Inc.* (Health Care Technology)	490	7,918
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	77	1,478
Chesapeake Utilities Corp. (Gas Utilities)	78	7,900
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	81	2,739
Cinemark Holdings, Inc.* (Entertainment)	839	11,603
City Holding Co. (Banks)	72	7,359
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	342	26,402
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	153	4,875
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	258	8,504
Community Healthcare Trust, Inc. (Health Care REITs)	78	1,996
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	367	2,866
CONMED Corp. (Health Care Equipment & Supplies)	243	23,231

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 111

Common Stocks, continued

	Shares	Value
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	221	$20,907
Corcept Therapeutics, Inc.* (Pharmaceuticals)	465	9,812
Core Laboratories, Inc. (Energy Equipment & Services)	161	2,539
CorVel Corp.* (Health Care Providers & Services)	73	17,180
CSG Systems International, Inc. (Professional Services)	112	5,635
CTS Corp. (Electronic Equipment, Instruments & Components)	138	5,666
Customers Bancorp, Inc.* (Banks)	224	11,971
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	126	4,250
Cytokinetics, Inc.* (Biotechnology)	349	27,268
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	272	14,560
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,660	15,172
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	53	2,472
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	221	14,878
Donnelley Financial Solutions, Inc.* (Capital Markets)	197	12,238
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	271	10,146
Dorman Products, Inc.* (Automobile Components)	156	12,700
DoubleVerify Holdings, Inc.* (Software)	1,107	44,291
Dynavax Technologies Corp.* (Biotechnology)	1,025	13,243
Ellington Financial, Inc. (Mortgage REITs)	621	7,582
Encore Wire Corp. (Electrical Equipment)	126	28,413
Energizer Holdings, Inc. (Household Products)	242	7,652
Enerpac Tool Group Corp. (Machinery)	289	9,025
Enpro, Inc. (Machinery)	76	11,353
Envestnet, Inc.* (Software)	166	8,483
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	131	9,896
ESCO Technologies, Inc. (Machinery)	206	20,985
Essential Properties Realty Trust, Inc. (Diversified REITs)	643	16,017
Ethan Allen Interiors, Inc. (Household Durables)	76	2,214
EVERTEC, Inc. (Financial Services)	524	21,043
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	608	7,527
Extreme Networks, Inc.* (Communications Equipment)	615	8,308
Fabrinet* (Electronic Equipment, Instruments & Components)	289	61,704
Federal Signal Corp. (Machinery)	484	37,258
First Bancorp (Banks)	1,369	22,834
First Commonwealth Financial Corp. (Banks)	370	5,184
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	618	23,960
Four Corners Property Trust, Inc. (Specialized REITs)	316	7,397
Franklin Electric Co., Inc. (Machinery)	315	29,692
Frontdoor, Inc.* (Diversified Consumer Services)	633	20,737
Gentherm, Inc.* (Automobile Components)	120	5,778
Getty Realty Corp. (Retail REITs)	162	4,481
Gibraltar Industries, Inc.* (Building Products)	241	19,502
Glaukos Corp.* (Health Care Equipment & Supplies)	386	34,366
GMS, Inc.* (Trading Companies & Distributors)	322	27,100
Gogo, Inc.* (Wireless Telecommunication Services)	225	1,991
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	106	4,068
Goosehead Insurance, Inc.* — Class A (Insurance)	196	15,131
Granite Construction, Inc. (Construction & Engineering)	180	8,120
Green Brick Partners, Inc.* (Household Durables)	203	10,591
Griffon Corp. (Building Products)	220	12,817
Group 1 Automotive, Inc. (Specialty Retail)	111	28,867
Guess?, Inc. (Specialty Retail)	216	4,825
H.B. Fuller Co. (Chemicals)	212	16,063
Harmonic, Inc.* (Communications Equipment)	478	5,593
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	112	3,532
Hawkins, Inc. (Chemicals)	150	9,986
Haynes International, Inc. (Metals & Mining)	58	3,229
HCI Group, Inc. (Insurance)	47	4,214
HealthStream, Inc. (Health Care Technology)	98	2,609
Heartland Express, Inc. (Ground Transportation)	197	2,551
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,121	10,537
Helmerich & Payne, Inc. (Energy Equipment & Services)	426	17,151
HNI Corp. (Commercial Services & Supplies)	221	8,999
Innospec, Inc. (Chemicals)	125	14,514
Innovative Industrial Properties, Inc. (Industrial REITs)	122	11,374
Innoviva, Inc.* (Pharmaceuticals)	222	3,596
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	143	26,418
Installed Building Products, Inc. (Household Durables)	188	36,632
Insteel Industries, Inc. (Building Products)	98	3,394
Integer Holdings Corp.* (Health Care Equipment & Supplies)	264	26,748
Inter Parfums, Inc. (Personal Care Products)	143	19,898
InterDigital, Inc. (Software)	206	21,640
iRobot Corp.*(a) (Household Durables)	72	979
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	617	8,755
Itron, Inc.* (Electronic Equipment, Instruments & Components)	179	12,913
J & J Snack Foods Corp. (Food Products)	122	19,427
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	160	12,475
John B Sanfilippo & Son, Inc. (Food Products)	37	3,964
John Bean Technologies Corp. (Machinery)	152	15,012
Knowles Corp.* (Electronic Equipment, Instruments & Components)	290	4,730
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	398	23,331
Koppers Holdings, Inc. (Chemicals)	89	4,551

See accompanying notes to the financial statements.

112 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Korn Ferry (Professional Services)	242	$14,198
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	281	14,140
Lakeland Financial Corp. (Banks)	97	6,495
La-Z-Boy, Inc. (Household Durables)	183	6,370
LCI Industries (Automobile Components)	127	14,133
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	157	9,112
LGI Homes, Inc.* (Household Durables)	98	11,565
Liberty Energy, Inc. (Energy Equipment & Services)	1,217	25,302
Lindsay Corp. (Machinery)	43	5,595
Liquidity Services, Inc.* (Commercial Services & Supplies)	176	3,071
LiveRamp Holdings, Inc.* (Software)	522	20,609
LTC Properties, Inc. (Health Care REITs)	140	4,364
M/I Homes, Inc.* (Household Durables)	220	28,032
Madison Square Garden Sports Corp.* (Entertainment)	133	24,619
Marcus & Millichap, Inc. (Real Estate Management & Development)	78	2,971
Marten Transport, Ltd. (Ground Transportation)	215	3,978
Materion Corp. (Metals & Mining)	165	19,300
Matson, Inc. (Marine Transportation)	277	31,032
Matthews International Corp. — Class A (Commercial Services & Supplies)	153	5,034
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	365	7,599
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	270	21,141
Meritage Homes Corp. (Household Durables)	292	48,358
MGP Ingredients, Inc. (Beverages)	73	6,201
Middlesex Water Co. (Water Utilities)	66	3,694
Minerals Technologies, Inc. (Chemicals)	130	8,496
Mister Car Wash, Inc.* (Diversified Consumer Services)	329	2,731
Moelis & Co. — Class A (Capital Markets)	286	15,720
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	107	7,376
Moog, Inc. — Class A (Aerospace & Defense)	228	31,875
Mueller Industries, Inc. (Machinery)	903	43,345
Myers Industries, Inc. (Containers & Packaging)	140	2,625
MYR Group, Inc.* (Construction & Engineering)	133	19,132
Myriad Genetics, Inc.* (Biotechnology)	345	7,380
N-able, Inc.* (Software)	351	4,556
National Beverage Corp.* (Beverages)	104	4,809
National HealthCare Corp. (Health Care Providers & Services)	51	4,745
National Presto Industries, Inc. (Aerospace & Defense)	18	1,425
NeoGenomics, Inc.* (Health Care Providers & Services)	1,011	15,013
New York Mortgage Trust, Inc. (Mortgage REITs)	715	5,606
NMI Holdings, Inc.* — Class A (Financial Services)	418	13,343
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	726	24,321
Oceaneering International, Inc.* (Energy Equipment & Services)	798	16,582
OFG Bancorp (Banks)	373	13,715
Oil States International, Inc.* (Energy Equipment & Services)	244	1,505
Olympic Steel, Inc. (Metals & Mining)	38	2,568
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	579	4,267
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	125	16,004
Otter Tail Corp. (Electric Utilities)	331	29,929
Outfront Media, Inc. (Specialized REITs)	481	6,263
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	116	11,012
Palomar Holdings, Inc.* (Insurance)	197	11,794
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	122	8,965
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	443	16,209
Park National Corp. (Banks)	46	6,011
Pathward Financial, Inc. (Banks)	209	10,822
Patrick Industries, Inc. (Automobile Components)	165	16,564
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,401	15,537
Payoneer Global, Inc.* (Financial Services)	823	3,852
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	242	7,550
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	394	10,520
Perdoceo Education Corp. (Diversified Consumer Services)	290	5,249
Perficient, Inc.* (IT Services)	168	11,446
PGT Innovations, Inc.* (Building Products)	454	18,714
Phillips Edison & Co., Inc. (Retail REITs)	485	16,834
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	346	10,110
Piper Sandler Cos. (Capital Markets)	60	10,409
PJT Partners, Inc. — Class A (Capital Markets)	103	9,906
Plexus Corp.* (Electronic Equipment, Instruments & Components)	97	9,188
Powell Industries, Inc. (Electrical Equipment)	74	8,771
Preferred Bank (Banks)	100	7,184
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	191	11,754
Privia Health Group, Inc.* (Health Care Providers & Services)	816	16,451
PROG Holdings, Inc.* (Consumer Finance)	355	10,877
Progress Software Corp. (Software)	346	19,656
Proto Labs, Inc.* (Machinery)	133	4,800
Quaker Chemical Corp. (Chemicals)	58	11,017
Quanex Building Products Corp. (Building Products)	181	5,651
Radian Group, Inc. (Financial Services)	669	19,388
RadNet, Inc.* (Health Care Providers & Services)	480	17,746
Redwood Trust, Inc. (Mortgage REITs)	939	6,301
REGENXBIO, Inc.* (Biotechnology)	136	1,676
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	121	5,008
Rogers Corp.* (Electronic Equipment, Instruments & Components)	90	10,374
RPC, Inc. (Energy Equipment & Services)	671	4,905

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks, continued

	Shares	Value
Rush Enterprises, Inc. — Class A (Trading Companies & Distributors)	219	$9,835
RXO, Inc.* (Ground Transportation)	425	8,840
S&T Bancorp, Inc. (Banks)	159	5,301
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,593	6,531
Saul Centers, Inc. (Retail REITs)	51	1,951
Schrodinger, Inc.* (Health Care Technology)	242	6,401
Sealed Air Corp. (Containers & Packaging)	459	15,858
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	229	4,543
Sensient Technologies Corp. (Chemicals)	145	8,994
ServisFirst Bancshares, Inc. (Banks)	181	12,152
Shake Shack, Inc.* — Class A (Hotels, Restaurants & Leisure)	297	22,441
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	396	8,114
Shutterstock, Inc. (Interactive Media & Services)	98	4,603
Signet Jewelers, Ltd. (Specialty Retail)	356	35,415
Simulations Plus, Inc. (Health Care Technology)	76	2,880
SiriusPoint, Ltd.* (Insurance)	715	8,437
SITE Centers Corp. (Retail REITs)	668	8,898
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	81	8,632
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	569	14,344
SJW Group (Water Utilities)	100	5,954
SkyWest, Inc.* (Passenger Airlines)	176	9,374
SM Energy Co. (Oil, Gas & Consumable Fuels)	924	34,261
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	167	3,282
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	177	11,771
Southside Bancshares, Inc. (Banks)	90	2,817
SPS Commerce, Inc.* (Software)	292	53,670
SPX Technologies, Inc.* (Machinery)	362	36,432
STAAR Surgical Co.* (Health Care Equipment & Supplies)	236	6,610
Standex International Corp. (Machinery)	96	14,175
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	558	23,369
Strategic Education, Inc. (Diversified Consumer Services)	73	6,866
Stride, Inc.* (Diversified Consumer Services)	316	18,944
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	431	2,793
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	138	1,878
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,627	17,360
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	172	4,761
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	237	5,404
Tanger, Inc. (Retail REITs)	837	22,515
TechTarget, Inc.* (Media)	120	4,100
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	389	7,473
Tennant Co. (Machinery)	149	14,083
The Andersons, Inc. (Consumer Staples Distribution & Retail)	134	7,063
The Bancorp, Inc.* (Banks)	426	18,591
The Buckle, Inc. (Specialty Retail)	147	5,467
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	169	5,809
The Ensign Group, Inc. (Health Care Providers & Services)	448	50,722
The Marcus Corp. (Entertainment)	100	1,358
The Simply Good Foods Co.* (Food Products)	454	17,161
The St Joe Co. (Real Estate Management & Development)	281	15,511
TimkenSteel Corp.* (Metals & Mining)	172	3,535
Tootsie Roll Industries, Inc. (Food Products)	85	2,770
Tri Pointe Homes, Inc.* (Household Durables)	470	16,229
Trinity Industries, Inc. (Machinery)	325	8,171
TripAdvisor, Inc.* (Interactive Media & Services)	856	18,490
Triumph Financial, Inc.* (Banks)	173	12,222
Trupanion, Inc.*(a) (Insurance)	135	3,672
Two Harbors Investment Corp. (Mortgage REITs)	760	9,470
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	67	6,181
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	56	9,437
UniFirst Corp. (Commercial Services & Supplies)	50	8,471
Uniti Group, Inc. (Specialized REITs)	981	5,160
Unitil Corp. (Multi-Utilities)	59	2,804
Universal Health Realty Income Trust (Health Care REITs)	49	1,951
Upbound Group, Inc. (Specialty Retail)	197	6,540
Urban Edge Properties (Retail REITs)	550	9,499
Urban Outfitters, Inc.* (Specialty Retail)	450	17,100
Vector Group, Ltd. (Tobacco)	469	4,910
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	448	14,282
Vericel Corp.* (Biotechnology)	378	16,246
Veris Residential, Inc. (Residential REITs)	251	3,828
Verra Mobility Corp.* (Professional Services)	1,320	31,561
Vestis Corp. (Commercial Services & Supplies)	549	11,749
Viad Corp.* (Commercial Services & Supplies)	165	5,455
Vicor Corp.* (Electrical Equipment)	97	3,654
Virtus Investment Partners, Inc. (Capital Markets)	33	7,792
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	96	4,208
Walker & Dunlop, Inc. (Financial Services)	114	11,011
Warrior Met Coal, Inc. (Metals & Mining)	414	26,566
WD-40 Co. (Household Products)	108	27,971
Westamerica Bancorp (Banks)	130	6,204
Whitestone REIT (Retail REITs)	180	2,326
Winnebago Industries, Inc. (Automobiles)	133	8,741
WisdomTree, Inc. (Capital Markets)	875	5,924
World Acceptance Corp.* (Consumer Finance)	28	3,677
Worthington Enterprises, Inc. (Household Durables)	167	9,526
Worthington Steel, Inc.* (Metals & Mining)	165	4,942
WSFS Financial Corp. (Banks)	216	9,614
Xencor, Inc.* (Biotechnology)	250	4,675

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	494	$6,585
XPEL, Inc.* (Automobile Components)	169	9,033
Xperi, Inc.* (Software)	169	1,805
Yelp, Inc.* (Interactive Media & Services)	545	23,833
TOTAL COMMON STOCKS (Cost $3,286,446)		4,428,232

Collateral for Securities Loaned(b) (0.2%)

Invesco Government & Agency Portfolio — Institutional Shares, 5.24%(c)	8,759	8,759
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,759)		8,759
TOTAL INVESTMENT SECURITIES (Cost $3,295,205) — 101.0%		4,436,991
Net other assets (liabilities) — (1.0)%		(45,314)
NET ASSETS — 100.0%		$4,391,677

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $8,302.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

REIT	Real Estate Investment Trust

Small-Cap Growth ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$70,311	1.6%
Automobile Components	58,208	1.3%
Automobiles	8,741	0.2%
Banks	202,187	4.6%
Beverages	11,010	0.2%
Biotechnology	117,429	2.7%
Building Products	156,062	3.5%
Capital Markets	78,131	1.8%
Chemicals	93,803	2.1%
Commercial Services & Supplies	56,692	1.3%
Communications Equipment	13,901	0.3%
Construction & Engineering	45,100	1.0%
Consumer Finance	14,554	0.3%
Consumer Staples Distribution & Retail	7,063	0.2%
Containers & Packaging	18,483	0.4%
Diversified Consumer Services	70,479	1.6%
Diversified REITs	18,696	0.4%
Diversified Telecommunication Services	34,516	0.8%
Electric Utilities	29,929	0.7%
Electrical Equipment	40,838	0.9%
Electronic Equipment, Instruments & Components	216,101	4.9%
Energy Equipment & Services	111,836	2.5%
Entertainment	37,580	0.9%
Financial Services	68,637	1.6%
Food Products	61,277	1.4%
Gas Utilities	7,900	0.2%
Ground Transportation	38,003	0.9%
Health Care Equipment & Supplies	143,075	3.3%
Health Care Providers & Services	156,120	3.5%
Health Care REITs	20,758	0.5%
Health Care Technology	19,808	0.4%
Hotel & Resort REITs	69,020	1.6%
Hotels, Restaurants & Leisure	117,111	2.7%
Household Durables	201,291	4.6%
Household Products	35,622	0.8%
Industrial REITs	11,374	0.3%
Insurance	91,359	2.1%
Interactive Media & Services	71,200	1.6%
IT Services	11,446	0.3%
Life Sciences Tools & Services	2,788	0.1%
Machinery	278,125	6.3%
Marine Transportation	31,032	0.7%
Media	4,100	0.1%
Metals & Mining	163,991	3.7%
Mortgage REITs	41,146	0.9%
Multi-Utilities	2,804	0.1%
Oil, Gas & Consumable Fuels	171,402	3.9%
Passenger Airlines	11,252	0.3%
Personal Care Products	19,898	0.4%
Pharmaceuticals	64,505	1.5%
Professional Services	51,394	1.2%
Real Estate Management & Development	26,009	0.6%
Residential REITs	3,828	0.1%
Retail REITs	66,504	1.5%
Semiconductors & Semiconductor Equipment	160,783	3.7%
Software	236,224	5.4%
Specialized REITs	18,820	0.4%
Specialty Retail	202,321	4.6%
Textiles, Apparel & Luxury Goods	57,712	1.3%
Tobacco	4,910	0.1%
Trading Companies & Distributors	133,954	3.0%
Water Utilities	29,615	0.7%
Wireless Telecommunication Services	9,464	0.2%
Other**	(36,555)	(0.8)%
Total	$4,391,677	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 115

Common Stocks (51.4%)

	Percentage of Net Assets	Shares	Value
API Group Corp.* (Construction & Engineering)	0.1%	189	$5,957
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.1%	35	6,175
ATI, Inc.* (Metals & Mining)	0.1%	117	4,782
Atkore, Inc.* (Electrical Equipment)	0.1%	34	5,185
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)*	0.1%	57	4,725
BellRing Brands, Inc.* (Personal Care Products)	0.3%	119	6,577
Boise Cascade Co. (Trading Companies & Distributors)	0.1%	36	4,876
ChampionX Corp. (Energy Equipment & Services)	0.1%	177	4,852
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	38	5,842
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	0.1%	73	4,731
Comfort Systems USA, Inc. (Construction & Engineering)	0.2%	32	6,960
Commercial Metals Co. (Metals & Mining)	0.1%	106	5,536
Cytokinetics, Inc.* (Biotechnology)	0.2%	84	6,562
elf Beauty, Inc.* (Personal Care Products)	0.2%	49	7,817
Essent Group, Ltd. (Financial Services)	0.1%	95	5,241
Fabrinet* (Electronic Equipment, Instruments & Components)	0.3%	33	7,045
Fluor Corp.* (Construction & Engineering)	0.2%	129	4,865
FTAI Aviation, Ltd. (Trading Companies & Distributors)	0.1%	90	4,856
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	76	5,745
ImmunoGen, Inc.* (Biotechnology)	0.1%	217	6,361
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	26	4,802
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.1%	85	5,723
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.2%	83	6,672
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.1%	103	5,653
Meritage Homes Corp. (Household Durables)	0.1%	33	5,464
MicroStrategy, Inc.* (Software)	0.1%	11	5,513
Mueller Industries, Inc. (Machinery)	0.1%	101	4,847
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.1%	135	5,225
NEXTracker, Inc. — Class A* (Electrical Equipment)	0.1%	114	5,161
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	32	4,945
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	44	7,106
Option Care Health, Inc.* (Health Care Providers & Services)	0.1%	152	4,749
PBF Energy, Inc. — Class A (Oil, Gas & Consumable Fuels)	0.1%	101	5,102
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	0.1%	353	4,758
Qualys, Inc.* (Software)	0.2%	34	6,431
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	99	6,784
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	0.1%	53	5,824
Selective Insurance Group, Inc. (Insurance)	0.1%	55	5,768
Simpson Manufacturing Co., Inc. (Building Products)	0.2%	39	7,059
SouthState Corp. (Banks)	0.1%	69	5,735
SPS Commerce, Inc.* (Software)	0.1%	33	6,064
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	0.5%	42	22,244
Taylor Morrison Home Corp.* (Household Durables)	0.1%	94	4,901
Tenable Holdings, Inc.* (Software)	0.1%	103	4,851
The Ensign Group, Inc. (Health Care Providers & Services)	0.1%	49	5,549
UFP Industries, Inc. (Building Products)	0.1%	54	6,126
Vaxcyte, Inc.* (Biotechnology)	0.1%	85	6,070
Watts Water Technologies, Inc. — Class A (Machinery)	0.1%	25	4,949
Weatherford International PLC* (Energy Equipment & Services)	0.1%	64	5,731
Other Common Stocks(a)	44.7%	105,888	1,912,457
TOTAL COMMON STOCKS (Cost $1,320,681)			2,206,953

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)		98	18
Chinook Therapeutics CVR*+ (Health Care Providers & Services)		56	—
TOTAL RIGHTS (Cost $ — )			18

See accompanying notes to the financial statements.

116 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $ — )		—

Repurchase Agreements(b)(c) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,203,173	$1,203,000	$1,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,203,000)		1,203,000

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio — Institutional Shares, 5.24%(e)	28,993	$28,993
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,993)		28,993
TOTAL INVESTMENT SECURITIES (Cost $2,552,674) — 80.1%		3,438,964
Net other assets (liabilities) — 19.9%		852,457
NET ASSETS — 100.0%		$4,291,421

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $26,835.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $138,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

NM	Not meaningful, amount is less than 0.05%.

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/18/24	$195,590	$7,621

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/24	5.73%	$1,476,084	$(42,482)
Russell 2000 Index	UBS AG	2/27/24	5.33%	403,099	(13,361)
				$1,879,183	$(55,843)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 117

Small-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$19,102	0.4%
Air Freight & Logistics	4,548	0.1%
Automobile Components	29,267	0.7%
Automobiles	2,079	NM
Banks	203,739	4.8%
Beverages	8,572	0.2%
Biotechnology	169,359	3.9%
Broadline Retail	1,834	NM
Building Products	44,833	1.0%
Capital Markets	31,070	0.7%
Chemicals	41,368	1.0%
Commercial Services & Supplies	34,006	0.8%
Communications Equipment	11,879	0.3%
Construction & Engineering	36,950	0.9%
Construction Materials	7,765	0.2%
Consumer Finance	17,509	0.4%
Consumer Staples Distribution & Retail	12,924	0.3%
Containers & Packaging	5,987	0.1%
Distributors	161	NM
Diversified Consumer Services	25,844	0.6%
Diversified REITs	13,332	0.3%
Diversified Telecommunication Services	10,957	0.3%
Electric Utilities	15,474	0.4%
Electrical Equipment	31,091	0.7%
Electronic Equipment, Instruments & Components	60,415	1.4%
Energy Equipment & Services	53,329	1.2%
Entertainment	8,400	0.2%
Financial Services	53,603	1.3%
Food Products	22,121	0.5%
Gas Utilities	19,706	0.5%
Ground Transportation	9,962	0.2%
Health Care Equipment & Supplies	61,930	1.4%
Health Care Providers & Services	55,693	1.3%
Health Care REITs	12,779	0.3%
Health Care Technology	9,573	0.2%
Hotel & Resort REITs	19,631	0.5%
Hotels, Restaurants & Leisure	48,098	1.1%
Household Durables	52,410	1.2%
Household Products	7,331	0.2%
Independent Power and Renewable Electricity Producers	4,842	0.1%
Industrial Conglomerates	551	NM
Industrial REITs	10,078	0.2%
Insurance	40,955	1.0%
Interactive Media & Services	15,685	0.4%
IT Services	11,881	0.3%
Leisure Products	8,588	0.2%
Life Sciences Tools & Services	6,655	0.2%
Machinery	78,027	1.8%
Marine Transportation	6,923	0.2%
Media	14,333	0.3%
Metals & Mining	40,082	0.9%
Mortgage REITs	25,277	0.6%
Multi-Utilities	8,864	0.2%
Office REITs	15,985	0.4%
Oil, Gas & Consumable Fuels	101,351	2.4%
Paper & Forest Products	2,038	NM
Passenger Airlines	8,131	0.2%
Personal Care Products	22,045	0.5%
Pharmaceuticals	38,979	0.9%
Professional Services	56,875	1.3%
Real Estate Management & Development	16,452	0.4%
Residential REITs	8,665	0.2%
Retail REITs	26,449	0.6%
Semiconductors & Semiconductor Equipment	67,822	1.6%
Software	127,662	3.0%
Specialized REITs	9,768	0.2%
Specialty Retail	55,910	1.3%
Technology Hardware, Storage & Peripherals	26,905	0.6%
Textiles, Apparel & Luxury Goods	11,842	0.3%
Tobacco	3,197	0.1%
Trading Companies & Distributors	47,884	1.1%
Water Utilities	9,114	0.2%
Wireless Telecommunication Services	2,525	0.1%
Other**	2,084,450	48.6%
Total	$4,291,421	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

118 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (99.2%)

	Shares	Value
3D Systems Corp.* (Machinery)	525	$2,515
A10 Networks, Inc. (Software)	145	1,939
AAR Corp.* (Aerospace & Defense)	37	2,250
ABM Industries, Inc. (Commercial Services & Supplies)	258	10,523
Academy Sports & Outdoors, Inc. (Specialty Retail)	293	18,381
Acadia Realty Trust (Retail REITs)	375	6,398
ACI Worldwide, Inc.* (Software)	158	4,751
AdaptHealth Corp.* (Health Care Providers & Services)	322	2,325
Addus HomeCare Corp.* (Health Care Providers & Services)	37	3,204
Adeia, Inc. (Software)	253	3,071
ADTRAN Holdings, Inc. (Communications Equipment)	279	1,748
Advance Auto Parts, Inc. (Specialty Retail)	234	15,643
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	56	5,834
AdvanSix, Inc. (Chemicals)	106	2,690
Agiliti, Inc.* (Health Care Providers & Services)	138	978
Alaska Air Group, Inc.* (Passenger Airlines)	504	18,059
Albany International Corp. (Machinery)	64	5,690
Alexander & Baldwin, Inc. (Diversified REITs)	285	4,936
Alkermes PLC* (Biotechnology)	236	6,384
Allegiant Travel Co. (Passenger Airlines)	59	4,626
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	89	2,284
AMC Networks, Inc.* — Class A (Media)	120	2,171
American Assets Trust, Inc. (Diversified REITs)	191	4,284
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	460	3,721
American Equity Investment Life Holding Co. (Insurance)	83	4,582
American States Water Co. (Water Utilities)	68	5,073
American Woodmark Corp.* (Building Products)	28	2,556
America’s Car-Mart, Inc.* (Specialty Retail)	23	1,400
Ameris Bancorp (Banks)	255	12,658
AMERISAFE, Inc. (Insurance)	43	2,143
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	68	5,033
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	435	3,097
Apogee Enterprises, Inc. (Building Products)	48	2,535
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	194	2,165
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	741	9,855
Arcosa, Inc. (Construction & Engineering)	79	6,184
Arcus Biosciences, Inc.* (Biotechnology)	125	1,893
Armada Hoffler Properties, Inc. (Diversified REITs)	151	1,806
ARMOUR Residential REIT, Inc. (Mortgage REITs)	60	1,143
Artisan Partners Asset Management, Inc. — Class A (Capital Markets)	118	4,944
Artivion, Inc.* (Health Care Equipment & Supplies)	71	1,187
Asbury Automotive Group, Inc.* (Specialty Retail)	41	8,571
Assured Guaranty, Ltd. (Insurance)	86	6,977
Astec Industries, Inc. (Machinery)	89	3,168
Atlantic Union Bankshares Corp. (Banks)	295	10,077
ATN International, Inc. (Diversified Telecommunication Services)	41	1,513
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	184	3,531
Avista Corp. (Multi-Utilities)	304	10,339
Axos Financial, Inc.* (Banks)	75	4,157
B Riley Financial, Inc.(a) (Capital Markets)	65	1,522
B&G Foods, Inc. (Food Products)	309	3,109
Balchem Corp. (Chemicals)	56	7,850
Banc of California, Inc. (Banks)	514	7,083
BancFirst Corp. (Banks)	22	1,947
Bank of Hawaii Corp. (Banks)	94	5,944
BankUnited, Inc. (Banks)	293	8,280
Banner Corp. (Banks)	135	6,288
Barnes Group, Inc. (Machinery)	199	6,589
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	140	3,797
Berkshire Hills Bancorp, Inc. (Banks)	86	2,064
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	55	935
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	91	3,150
Blackstone Mortgage Trust, Inc.(a) — Class A (Mortgage REITs)	678	13,383
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	174	4,632
Brady Corp. — Class A (Commercial Services & Supplies)	62	3,734
Brandywine Realty Trust (Office REITs)	677	3,209
Bread Financial Holdings, Inc. (Consumer Finance)	194	7,037
Brightsphere Investment Group, Inc. (Capital Markets)	51	1,128
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	101	4,322
Bristow Group, Inc.* (Energy Equipment & Services)	94	2,480
Brookline Bancorp, Inc. (Banks)	349	3,776
Calavo Growers, Inc. (Food Products)	70	1,826
Caleres, Inc. (Specialty Retail)	131	4,109
California Water Service Group (Water Utilities)	136	6,157
Capitol Federal Financial, Inc. (Banks)	497	3,151
CareTrust REIT, Inc. (Health Care REITs)	173	3,619
Cathay General Bancorp (Banks)	151	6,217
Centerspace (Residential REITs)	59	3,231
Central Garden & Pet Co.* (Household Products)	37	1,735
Central Garden & Pet Co.* — Class A (Household Products)	161	6,647
Central Pacific Financial Corp. (Banks)	106	2,043
Century Aluminum Co.* (Metals & Mining)	204	2,275
Century Communities, Inc. (Household Durables)	54	4,682
Cerence, Inc.* (Software)	159	3,183
Certara, Inc.* (Health Care Technology)	177	2,860
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	53	1,018

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 119

Common Stocks, continued

	Shares	Value
Chatham Lodging Trust (Hotel & Resort REITs)	192	$2,016
Chesapeake Utilities Corp. (Gas Utilities)	47	4,760
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	29	980
City Holding Co. (Banks)	23	2,351
Clearwater Paper Corp.* (Paper & Forest Products)	65	2,143
Clearway Energy, Inc. — Class A (Independent Power and Renewable Electricity Producers)	136	3,055
Clearway Energy, Inc. — Class C (Independent Power and Renewable Electricity Producers)	324	7,853
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	110	3,505
Community Bank System, Inc. (Banks)	210	9,612
Community Healthcare Trust, Inc. (Health Care REITs)	60	1,535
Compass Minerals International, Inc. (Metals & Mining)	133	2,991
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	177	1,382
Consensus Cloud Solutions, Inc.* (Software)	70	1,522
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	293	1,272
Corcept Therapeutics, Inc.* (Pharmaceuticals)	124	2,616
Core Laboratories, Inc. (Energy Equipment & Services)	103	1,624
CoreCivic, Inc.* (Commercial Services & Supplies)	447	6,355
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	170	2,164
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	87	6,728
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	130	2,763
CSG Systems International, Inc. (Professional Services)	57	2,868
CTS Corp. (Electronic Equipment, Instruments & Components)	54	2,217
Cushman & Wakefield PLC* (Real Estate Management & Development)	661	6,954
CVB Financial Corp. (Banks)	521	8,737
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	52	1,754
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	389	2,937
Cytokinetics, Inc.* (Biotechnology)	212	16,563
Dana, Inc. (Automobile Components)	505	6,848
Deluxe Corp. (Commercial Services & Supplies)	172	3,253
Designer Brands, Inc. — Class A (Specialty Retail)	172	1,474
Digi International, Inc.* (Communications Equipment)	141	3,428
Digital Turbine, Inc.* (Software)	359	1,935
Dime Community Bancshares, Inc. (Banks)	137	3,125
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	35	1,633
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	70	4,712
DNOW, Inc.* (Trading Companies & Distributors)	418	4,218
Dorman Products, Inc.* (Automobile Components)	35	2,849
Douglas Emmett, Inc. (Office REITs)	656	8,889
Dril-Quip, Inc.* (Energy Equipment & Services)	134	2,689
DXC Technology Co.* (IT Services)	762	16,611
DXP Enterprises, Inc.* (Trading Companies & Distributors)	52	1,675
Dycom Industries, Inc.* (Construction & Engineering)	115	12,846
Eagle Bancorp, Inc. (Banks)	118	2,925
Easterly Government Properties, Inc. (Office REITs)	374	4,593
EchoStar Corp.* — Class A (Diversified Telecommunication Services)	474	6,346
Edgewell Personal Care Co. (Personal Care Products)	200	7,410
Elme Communities (Residential REITs)	345	4,995
Embecta Corp. (Health Care Equipment & Supplies)	225	3,857
Employers Holdings, Inc. (Insurance)	101	4,214
Encore Capital Group, Inc.* (Consumer Finance)	93	4,657
Energizer Holdings, Inc. (Household Products)	141	4,458
Enerpac Tool Group Corp. (Machinery)	71	2,217
Enhabit, Inc.* (Health Care Providers & Services)	197	1,988
Enova International, Inc.* (Consumer Finance)	117	6,368
Enpro, Inc. (Machinery)	45	6,722
Envestnet, Inc.* (Software)	113	5,774
Enviri Corp.* (Commercial Services & Supplies)	314	2,704
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	41	3,097
Essential Properties Realty Trust, Inc. (Diversified REITs)	295	7,348
Ethan Allen Interiors, Inc. (Household Durables)	53	1,544
Extreme Networks, Inc.* (Communications Equipment)	204	2,756
EZCORP, Inc.* — Class A (Consumer Finance)	205	1,763
FB Financial Corp. (Banks)	138	5,141
First Bancorp (Banks)	162	5,599
First Commonwealth Financial Corp. (Banks)	217	3,040
First Financial Bancorp (Banks)	374	8,385
First Hawaiian, Inc. (Banks)	502	10,888
Foot Locker, Inc. (Specialty Retail)	322	9,068
Forrester Research, Inc.* (Professional Services)	45	1,147
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	349	10,805
Forward Air Corp. (Air Freight & Logistics)	101	4,477
Four Corners Property Trust, Inc. (Specialized REITs)	199	4,659
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	323	4,141
Fresh Del Monte Produce, Inc. (Food Products)	132	3,245
Fulgent Genetics, Inc.* (Health Care Providers & Services)	79	1,943
Fulton Financial Corp. (Banks)	646	10,071
Gentherm, Inc.* (Automobile Components)	70	3,371

See accompanying notes to the financial statements.

120 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.* (Insurance)	1,774	$10,946
Getty Realty Corp. (Retail REITs)	108	2,987
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	160	4,814
Global Net Lease, Inc. (Diversified REITs)	770	6,507
Gogo, Inc.* (Wireless Telecommunication Services)	129	1,142
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	33	1,267
Granite Construction, Inc. (Construction & Engineering)	85	3,834
Green Dot Corp.* — Class A (Consumer Finance)	177	1,595
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	253	5,245
Griffon Corp. (Building Products)	52	3,030
H.B. Fuller Co. (Chemicals)	108	8,184
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,377	6,197
Hanmi Financial Corp. (Banks)	120	2,010
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	437	10,396
Harmonic, Inc.* (Communications Equipment)	203	2,375
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	74	2,334
Haverty Furniture Cos., Inc. (Specialty Retail)	52	1,763
Haynes International, Inc. (Metals & Mining)	22	1,225
Hayward Holdings, Inc.* (Building Products)	496	6,210
Healthcare Services Group, Inc. (Commercial Services & Supplies)	290	2,738
HealthStream, Inc. (Health Care Technology)	44	1,171
Heartland Express, Inc. (Ground Transportation)	81	1,049
Heidrick & Struggles International, Inc. (Professional Services)	79	2,368
Helmerich & Payne, Inc. (Energy Equipment & Services)	180	7,247
Heritage Financial Corp. (Banks)	137	2,761
Hibbett, Inc. (Specialty Retail)	49	3,266
Highwoods Properties, Inc. (Office REITs)	416	9,556
Hillenbrand, Inc. (Machinery)	275	12,808
Hilltop Holdings, Inc. (Banks)	182	5,731
HNI Corp. (Commercial Services & Supplies)	73	2,973
Hope Bancorp, Inc. (Banks)	472	5,230
Horace Mann Educators Corp. (Insurance)	161	5,930
Hub Group, Inc.* — Class A (Air Freight & Logistics)	245	11,094
Hudson Pacific Properties, Inc. (Office REITs)	499	4,087
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	116	4,199
ICU Medical, Inc.* (Health Care Equipment & Supplies)	80	7,322
Independent Bank Corp. (Banks)	172	9,647
Independent Bank Group, Inc. (Banks)	141	6,817
Ingevity Corp.* (Chemicals)	133	5,793
Innospec, Inc. (Chemicals)	36	4,180
Innovative Industrial Properties, Inc. (Industrial REITs)	50	4,662
Innoviva, Inc.* (Pharmaceuticals)	111	1,798
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	38	7,020
Insteel Industries, Inc. (Building Products)	28	970
Interface, Inc. (Commercial Services & Supplies)	229	2,842
iRobot Corp.*(a) (Household Durables)	72	979
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	232	3,292
Itron, Inc.* (Electronic Equipment, Instruments & Components)	91	6,565
Jackson Financial, Inc. — Class A (Financial Services)	278	13,919
JBG SMITH Properties (Office REITs)	342	5,472
JetBlue Airways Corp.* (Passenger Airlines)	1,311	6,961
John B Sanfilippo & Son, Inc. (Food Products)	17	1,821
John Bean Technologies Corp. (Machinery)	50	4,938
John Wiley & Sons, Inc. — Class A (Media)	167	5,652
Kaiser Aluminum Corp. (Metals & Mining)	63	4,088
Kaman Corp. (Aerospace & Defense)	111	5,001
Kelly Services, Inc. — Class A (Professional Services)	126	2,589
Kennametal, Inc. (Machinery)	313	7,675
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	466	4,870
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	229	2,803
Knowles Corp.* (Electronic Equipment, Instruments & Components)	209	3,409
Kohl’s Corp. (Broadline Retail)	435	11,206
Koppers Holdings, Inc. (Chemicals)	38	1,943
Korn Ferry (Professional Services)	87	5,104
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	82	4,126
Lakeland Financial Corp. (Banks)	53	3,549
La-Z-Boy, Inc. (Household Durables)	78	2,715
LCI Industries (Automobile Components)	37	4,117
Leslie’s, Inc.* (Specialty Retail)	724	4,858
LGI Homes, Inc.* (Household Durables)	32	3,776
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	64	4,678
Lincoln National Corp. (Insurance)	667	18,309
Lindsay Corp. (Machinery)	22	2,862
LTC Properties, Inc. (Health Care REITs)	93	2,899
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,968	4,841
LXP Industrial Trust (Industrial REITs)	1,151	10,462
M.D.C Holdings, Inc. (Household Durables)	235	14,707
Marcus & Millichap, Inc. (Real Estate Management & Development)	55	2,095
MarineMax, Inc.* (Specialty Retail)	78	2,184
Marten Transport, Ltd. (Ground Transportation)	120	2,220
Masterbrand, Inc.* (Building Products)	499	7,021
Mativ Holdings, Inc. (Chemicals)	213	2,562
Matthews International Corp. — Class A (Commercial Services & Supplies)	43	1,415
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	111	2,311
Medifast, Inc. (Personal Care Products)	43	2,350
Mercer International, Inc. (Paper & Forest Products)	173	1,464
Mercury General Corp. (Insurance)	105	4,205
Mercury Systems, Inc.* (Aerospace & Defense)	205	6,081

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 121

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	93	$7,282
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	20	1,832
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	142	2,948
MGP Ingredients, Inc. (Beverages)	26	2,209
Middlesex Water Co. (Water Utilities)	38	2,127
MillerKnoll, Inc. (Commercial Services & Supplies)	289	7,684
Minerals Technologies, Inc. (Chemicals)	64	4,182
Mister Car Wash, Inc.* (Diversified Consumer Services)	193	1,602
ModivCare, Inc.* (Health Care Providers & Services)	49	1,949
Moelis & Co. — Class A (Capital Markets)	121	6,651
Monro, Inc. (Specialty Retail)	124	3,951
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	62	1,710
Mr. Cooper Group, Inc.* (Financial Services)	259	17,446
Myers Industries, Inc. (Containers & Packaging)	74	1,388
Myriad Genetics, Inc.* (Biotechnology)	178	3,807
N-able, Inc.* (Software)	98	1,272
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	2,960
National Bank Holdings Corp. — Class A (Banks)	149	5,215
National Beverage Corp.* (Beverages)	41	1,896
National HealthCare Corp. (Health Care Providers & Services)	28	2,605
National Presto Industries, Inc. (Aerospace & Defense)	12	950
National Vision Holdings, Inc.* (Specialty Retail)	308	5,855
Navient Corp. (Consumer Finance)	333	5,734
NBT Bancorp, Inc. (Banks)	185	6,580
NCR Atleos Corp.* (Financial Services)	263	5,889
NCR Voyix Corp.* (Software)	528	7,762
NetScout Systems, Inc.* (Communications Equipment)	279	6,001
New York Mortgage Trust, Inc. (Mortgage REITs)	1	6
Newell Brands, Inc. (Household Durables)	1,499	12,472
NexPoint Residential Trust, Inc. (Residential REITs)	90	2,750
NMI Holdings, Inc.* — Class A (Financial Services)	112	3,575
Northfield Bancorp, Inc. (Banks)	156	1,877
Northwest Bancshares, Inc. (Banks)	500	6,185
Northwest Natural Holding Co. (Gas Utilities)	145	5,345
Nu Skin Enterprises, Inc. — Class A (Personal Care Products)	194	3,601
NV5 Global, Inc.* (Professional Services)	50	5,244
O-I Glass, Inc.* (Containers & Packaging)	610	8,882
Oil States International, Inc.* (Energy Equipment & Services)	128	790
Olympic Steel, Inc. (Metals & Mining)	20	1,352
Omnicell, Inc.* (Health Care Equipment & Supplies)	179	5,758
OPENLANE, Inc.* (Commercial Services & Supplies)	425	5,984
Organon & Co. (Pharmaceuticals)	1,005	16,733
Outfront Media, Inc. (Specialized REITs)	331	4,310
Owens & Minor, Inc.* (Health Care Providers & Services)	301	5,933
Pacific Premier Bancorp, Inc. (Banks)	377	9,564
Pacira BioSciences, Inc.* (Pharmaceuticals)	183	5,964
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	68	4,997
Park National Corp. (Banks)	33	4,312
Patterson Cos., Inc. (Health Care Providers & Services)	335	10,003
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	569	6,310
Payoneer Global, Inc.* (Financial Services)	615	2,878
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	44	2,838
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	238	6,355
Pebblebrook Hotel Trust (Hotel & Resort REITs)	474	7,215
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	326	3,051
PennyMac Mortgage Investment Trust (Mortgage REITs)	341	4,890
Perdoceo Education Corp. (Diversified Consumer Services)	114	2,063
Perficient, Inc.* (IT Services)	53	3,611
Phibro Animal Health Corp. — Class A (Pharmaceuticals)	80	865
Phillips Edison & Co., Inc. (Retail REITs)	230	7,983
Phinia, Inc. (Automobile Components)	184	5,564
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	74	2,162
Piper Sandler Cos. (Capital Markets)	30	5,205
Pitney Bowes, Inc. (Commercial Services & Supplies)	603	2,478
PJT Partners, Inc. — Class A (Capital Markets)	38	3,654
Plexus Corp.* (Electronic Equipment, Instruments & Components)	61	5,778
PRA Group, Inc.* (Consumer Finance)	154	3,507
Premier, Inc. — Class A (Health Care Providers & Services)	471	10,183
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	101	6,216
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	98	7,450
ProAssurance Corp. (Insurance)	200	2,692
ProPetro Holding Corp.* (Energy Equipment & Services)	334	2,826
Proto Labs, Inc.* (Machinery)	35	1,263
Provident Financial Services, Inc. (Banks)	297	4,915
Quaker Chemical Corp. (Chemicals)	26	4,938
Quanex Building Products Corp. (Building Products)	40	1,249
QuinStreet, Inc.* (Interactive Media & Services)	204	2,584
Radian Group, Inc. (Financial Services)	271	7,854
Ready Capital Corp. (Mortgage REITs)	623	5,838
REGENXBIO, Inc.* (Biotechnology)	91	1,121
Renasant Corp. (Banks)	221	6,990

See accompanying notes to the financial statements.

122 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	574	$9,625
Resources Connection, Inc. (Professional Services)	126	1,696
Retail Opportunity Investments Corp. (Retail REITs)	496	6,741
Rogers Corp.* (Electronic Equipment, Instruments & Components)	22	2,536
Rush Enterprises, Inc. — Class A (Trading Companies & Distributors)	109	4,895
RXO, Inc.* (Ground Transportation)	248	5,158
S&T Bancorp, Inc. (Banks)	71	2,367
Sabre Corp.* (Hotels, Restaurants & Leisure)	701	2,874
Safehold, Inc. (Specialized REITs)	176	3,495
Safety Insurance Group, Inc. (Insurance)	58	4,832
Sally Beauty Holdings, Inc.* (Specialty Retail)	424	5,224
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	13,460
Saul Centers, Inc. (Retail REITs)	26	995
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	98	3,847
Scholastic Corp. (Media)	107	4,113
Schrodinger, Inc.* (Health Care Technology)	95	2,513
Seacoast Banking Corp. of Florida (Banks)	335	8,228
Sealed Air Corp. (Containers & Packaging)	341	11,781
Select Medical Holdings Corp. (Health Care Providers & Services)	413	10,733
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	139	2,758
Sensient Technologies Corp. (Chemicals)	95	5,893
Service Properties Trust (Hotel & Resort REITs)	652	5,040
ServisFirst Bancshares, Inc. (Banks)	104	6,983
Shoe Carnival, Inc. (Specialty Retail)	71	1,811
Shutterstock, Inc. (Interactive Media & Services)	46	2,161
Simmons First National Corp. — Class A (Banks)	492	9,353
Simulations Plus, Inc. (Health Care Technology)	26	985
SITE Centers Corp. (Retail REITs)	375	4,995
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	29	3,091
SJW Group (Water Utilities)	65	3,870
SkyWest, Inc.* (Passenger Airlines)	74	3,941
SL Green Realty Corp. (Office REITs)	253	11,371
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	2,358
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	136	9,044
Sonic Automotive, Inc. — Class A (Specialty Retail)	58	2,932
Sonos, Inc.* (Household Durables)	504	7,852
Southside Bancshares, Inc. (Banks)	69	2,160
SpartanNash Co. (Consumer Staples Distribution & Retail)	136	3,050
STAAR Surgical Co.* (Health Care Equipment & Supplies)	75	2,101
Standard Motor Products, Inc. (Automobile Components)	73	2,946
Stellar Bancorp, Inc. (Banks)	184	4,606
Stepan Co. (Chemicals)	84	7,499
Stewart Information Services Corp. (Insurance)	108	6,659
StoneX Group, Inc.* (Capital Markets)	105	6,905
Strategic Education, Inc. (Diversified Consumer Services)	51	4,797
Sturm Ruger & Co., Inc. (Leisure Products)	70	3,056
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	207	1,341
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	84	1,143
SunCoke Energy, Inc. (Metals & Mining)	329	3,372
SunPower Corp.*(a) (Electrical Equipment)	338	1,024
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	129	3,571
Sylvamo Corp. (Paper & Forest Products)	139	6,453
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	515	6,680
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	138	3,146
TechTarget, Inc.* (Media)	43	1,469
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	194	3,726
The Andersons, Inc. (Consumer Staples Distribution & Retail)	59	3,110
The Buckle, Inc. (Specialty Retail)	44	1,636
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	99	3,403
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	139	4,423
The E.W. Scripps Co.* — Class A (Media)	232	1,849
The GEO Group, Inc.* (Commercial Services & Supplies)	480	5,338
The Greenbrier Cos., Inc. (Machinery)	122	5,546
The Hain Celestial Group, Inc.* (Food Products)	353	3,781
The Macerich Co. (Retail REITs)	847	13,375
The Marcus Corp. (Entertainment)	46	625
The ODP Corp.* (Specialty Retail)	131	6,699
The Simply Good Foods Co.* (Food Products)	132	4,990
Thryv Holdings, Inc.* (Media)	122	2,494
TimkenSteel Corp.* (Metals & Mining)	65	1,336
Titan International, Inc.* (Machinery)	199	2,937
Tompkins Financial Corp. (Banks)	49	2,420
Tootsie Roll Industries, Inc. (Food Products)	26	847
Topgolf Callaway Brands Corp.* (Leisure Products)	559	7,362
TreeHouse Foods, Inc.* (Food Products)	198	8,335
Tri Pointe Homes, Inc.* (Household Durables)	149	5,145
Trinity Industries, Inc. (Machinery)	161	4,048
Triumph Group, Inc.* (Aerospace & Defense)	302	4,892
TrueBlue, Inc.* (Professional Services)	122	1,681
Trupanion, Inc.*(a) (Insurance)	73	1,986
TrustCo Bank Corp. (Banks)	75	2,168
Trustmark Corp. (Banks)	240	6,478
TTEC Holdings, Inc. (Professional Services)	75	1,529
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	402	5,592
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	27	2,491
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	303	3,248
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	176	6,723

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 123

Common Stocks, continued

	Shares	Value
UniFirst Corp. (Commercial Services & Supplies)	35	$5,930
United Community Banks, Inc. (Banks)	468	12,794
United Fire Group, Inc. (Insurance)	83	1,860
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	234	3,489
Uniti Group, Inc. (Specialized REITs)	451	2,372
Unitil Corp. (Multi-Utilities)	35	1,663
Universal Corp. (Tobacco)	97	5,621
Universal Health Realty Income Trust (Health Care REITs)	26	1,035
Upbound Group, Inc. (Specialty Retail)	77	2,556
Urban Edge Properties (Retail REITs)	190	3,281
USANA Health Sciences, Inc.* (Personal Care Products)	44	2,060
Varex Imaging Corp.* (Health Care Equipment & Supplies)	159	3,064
Vector Group, Ltd. (Tobacco)	287	3,005
Veradigm, Inc.* (Health Care Technology)	430	3,927
Veris Residential, Inc. (Residential REITs)	189	2,882
Veritex Holdings, Inc. (Banks)	214	4,496
Vestis Corp. (Commercial Services & Supplies)	242	5,179
Viasat, Inc.* (Communications Equipment)	294	6,536
Viavi Solutions, Inc.* (Communications Equipment)	875	8,601
Vicor Corp.* (Electrical Equipment)	42	1,582
Victoria’s Secret & Co.* (Specialty Retail)	304	7,919
Vir Biotechnology, Inc.* (Biotechnology)	339	3,187
Virtus Investment Partners, Inc. (Capital Markets)	10	2,361
Vista Outdoor, Inc.* (Leisure Products)	228	6,400
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	51	2,235
Wabash National Corp. (Machinery)	181	4,579
WaFd, Inc. (Banks)	255	7,405
Walker & Dunlop, Inc. (Financial Services)	75	7,244
Westamerica Bancorp (Banks)	41	1,957
Whitestone REIT (Retail REITs)	94	1,214
Winnebago Industries, Inc. (Automobiles)	52	3,417
WK Kellogg Co. (Food Products)	259	3,364
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	313	2,617
World Kinect Corp. (Oil, Gas & Consumable Fuels)	237	5,349
Worthington Enterprises, Inc. (Household Durables)	37	2,110
Worthington Steel, Inc.* (Metals & Mining)	37	1,108
WSFS Financial Corp. (Banks)	131	5,831
Xencor, Inc.* (Biotechnology)	115	2,151
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	171	2,279
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	445	8,215
Xperi, Inc.* (Software)	85	908
TOTAL COMMON STOCKS (Cost $1,744,027)		2,135,751

Collateral for Securities Loaned(b) (1.3%)

Invesco Government & Agency Portfolio — Institutional Shares, 5.24%(c)	27,806	27,806
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,806)		27,806
TOTAL INVESTMENT SECURITIES (Cost $1,771,833) — 100.5%		2,163,557
Net other assets (liabilities) — (0.5)%		(11,805)
NET ASSETS — 100.0%		$2,151,752

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $25,532.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

124 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Small-Cap Value ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$19,174	0.9%
Air Freight & Logistics	15,571	0.7%
Automobile Components	29,416	1.4%
Automobiles	3,417	0.2%
Banks	302,189	14.0%
Beverages	4,105	0.2%
Biotechnology	38,398	1.8%
Broadline Retail	11,206	0.5%
Building Products	33,196	1.5%
Capital Markets	32,370	1.5%
Chemicals	55,714	2.6%
Commercial Services & Supplies	69,130	3.2%
Communications Equipment	31,445	1.5%
Construction & Engineering	22,864	1.1%
Consumer Finance	30,661	1.4%
Consumer Staples Distribution & Retail	21,522	1.0%
Containers & Packaging	22,051	1.0%
Diversified Consumer Services	8,462	0.4%
Diversified REITs	24,881	1.2%
Diversified Telecommunication Services	13,972	0.7%
Electrical Equipment	2,606	0.1%
Electronic Equipment, Instruments & Components	68,938	3.2%
Energy Equipment & Services	30,174	1.4%
Entertainment	625	NM
Financial Services	58,805	2.7%
Food Products	31,318	1.5%
Gas Utilities	10,105	0.5%
Ground Transportation	8,427	0.4%
Health Care Equipment & Supplies	37,248	1.7%
Health Care Providers & Services	65,182	3.0%
Health Care REITs	9,088	0.4%
Health Care Technology	11,456	0.5%
Hotel & Resort REITs	17,891	0.8%
Hotels, Restaurants & Leisure	33,986	1.6%
Household Durables	55,982	2.6%
Household Products	12,840	0.6%
Independent Power and Renewable Electricity Producers	10,908	0.5%
Industrial REITs	15,124	0.7%
Insurance	75,335	3.5%
Interactive Media & Services	4,745	0.2%
IT Services	20,223	0.9%
Leisure Products	16,818	0.8%
Life Sciences Tools & Services	16,509	0.8%
Machinery	73,557	3.4%
Media	17,747	0.8%
Metals & Mining	17,747	0.8%
Mortgage REITs	54,620	2.5%
Multi-Utilities	12,002	0.6%
Office REITs	47,177	2.2%
Oil, Gas & Consumable Fuels	29,000	1.4%
Paper & Forest Products	10,060	0.5%
Passenger Airlines	34,730	1.6%
Personal Care Products	15,421	0.7%
Pharmaceuticals	44,775	2.1%
Professional Services	24,226	1.1%
Real Estate Management & Development	17,016	0.8%
Residential REITs	13,858	0.6%
Retail REITs	47,968	2.2%
Semiconductors & Semiconductor Equipment	48,291	2.3%
Software	32,117	1.5%
Specialized REITs	14,836	0.7%
Specialty Retail	109,300	5.1%
Technology Hardware, Storage & Peripherals	10,379	0.5%
Textiles, Apparel & Luxury Goods	15,338	0.7%
Tobacco	8,626	0.4%
Trading Companies & Distributors	10,788	0.5%
Water Utilities	17,227	0.8%
Wireless Telecommunication Services	4,868	0.2%
Other**	16,001	0.8%
Total	$2,151,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 125

Common Stocks (77.8%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,428	$1,247,380
Adobe, Inc.* (Software)	2,487	1,536,419
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,825	1,479,864
Akamai Technologies, Inc.* (IT Services)	822	101,295
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	3,268	330,396
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,722	523,604
ANSYS, Inc.* (Software)	475	155,719
Apple, Inc. (Technology Hardware, Storage & Peripherals)	57,106	10,530,347
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,569	750,687
Arista Networks, Inc.* (Communications Equipment)	1,377	356,202
Autodesk, Inc.* (Software)	1,168	296,450
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,315	2,731,700
Cadence Design Systems, Inc.* (Software)	1,486	428,652
CDW Corp. (Electronic Equipment, Instruments & Components)	731	165,732
Cisco Systems, Inc. (Communications Equipment)	22,125	1,110,233
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,738	211,155
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,193	136,231
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	745	77,577
EPAM Systems, Inc.* (IT Services)	316	87,883
F5, Inc.* (Communications Equipment)	326	59,886
Fair Isaac Corp.* (Software)	135	161,842
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	584	85,439
Fortinet, Inc.* (Software)	3,481	224,490
Gartner, Inc.* (IT Services)	427	195,327
Gen Digital, Inc. (Software)	3,078	72,271
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	7,007	107,137
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,748	136,315
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,029	992,089
International Business Machines Corp. (IT Services)	4,988	916,096
Intuit, Inc. (Software)	1,531	966,566
Jabil, Inc. (Electronic Equipment, Instruments & Components)	698	87,452
Juniper Networks, Inc. (Communications Equipment)	1,741	64,347
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	970	148,662
KLA Corp. (Semiconductors & Semiconductor Equipment)	744	441,966
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	719	593,297
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,955	251,707
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,996	514,157
Microsoft Corp. (Software)	29,864	11,873,329
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	263	158,515
Motorola Solutions, Inc. (Communications Equipment)	906	289,467
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,138	99,234
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,604	2,832,702
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,408	296,483
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,351	167,227
Oracle Corp. (Software)	8,677	969,221
Palo Alto Networks, Inc.* (Software)	1,698	574,790
PTC, Inc.* (Software)	649	117,242
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	532	53,062
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,078	902,644
Roper Technologies, Inc. (Software)	584	313,608
Salesforce, Inc.* (Software)	5,315	1,493,993
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,061	90,906
ServiceNow, Inc.* (Software)	1,119	856,483
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	870	90,880
Synopsys, Inc.* (Software)	830	442,681
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,697	241,296
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	258	107,965
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	835	80,653
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,961	794,355
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,357	69,017
Tyler Technologies, Inc.* (Software)	232	98,078
VeriSign, Inc.* (IT Services)	485	96,457
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,769	101,275
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	280	67,074
TOTAL COMMON STOCKS (Cost $19,266,503)		51,555,209

See accompanying notes to the financial statements.

126 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $16,469,363	$16,467,000	$16,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,467,000)		16,467,000
TOTAL INVESTMENT SECURITIES (Cost $35,733,503)—102.7%		68,022,209
Net other assets (liabilities)—(2.7)%		(1,776,533)
NET ASSETS—100.0%		$66,245,676

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $9,325,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$25,550,236	$(539,136)
S&P Technology Select Sector Index	UBS AG	2/23/24	5.78%	22,383,592	(499,351)
				$47,933,828	$(1,038,487)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Communications Equipment	$1,880,135	2.8%
Electronic Equipment, Instruments & Components	1,353,825	2.0%
IT Services	2,855,593	4.3%
Semiconductors & Semiconductor Equipment	13,818,608	20.9%
Software	20,581,834	31.1%
Technology Hardware, Storage & Peripherals	11,065,214	16.7%
Other**	14,690,467	22.2%
Total	$66,245,676	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 127

Repurchase Agreements(a)(b) (80.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $6,758,970	$6,758,000	$6,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,758,000)		6,758,000
TOTAL INVESTMENT SECURITIES (Cost $6,758,000)—80.3%		6,758,000
Net other assets (liabilities)—19.7%		1,662,396
NET ASSETS—100.0%		$8,420,396

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $2,008,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	3/18/24	$(730,575)	$(36,794)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	(5.68)%	$(9,545,931)	$105,417
S&P 500	UBS AG	2/27/24	(5.48)%	(6,502,862)	111,698
				$(16,048,793)	$217,115

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

128 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (66.2%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	3,373	$381,656
AbbVie, Inc. (Biotechnology)	0.5%	3,430	563,893
Accenture PLC—Class A (IT Services)	0.4%	1,219	443,571
Adobe, Inc.* (Software)*	0.5%	884	546,118
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)*	0.4%	3,139	526,379
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.3%	11,497	1,610,730
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.1%	9,675	1,371,915
Amazon.com, Inc.* (Broadline Retail)*	2.3%	17,667	2,741,918
Amgen, Inc. (Biotechnology)	0.3%	1,040	326,831
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.4%	28,400	5,236,961
Bank of America Corp. (Banks)	0.4%	13,379	455,020
Berkshire Hathaway, Inc.— Class B* (Financial Services)*	1.1%	3,535	1,356,520
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.8%	853	1,006,540
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	3,410	502,736
Cisco Systems, Inc. (Communications Equipment)	0.3%	7,871	394,966
Comcast Corp.—Class A (Media)	0.3%	7,804	363,198
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	0.5%	859	596,902
Danaher Corp. (Life Sciences Tools & Services)	0.3%	1,277	306,365
Eli Lilly & Co. (Pharmaceuticals)	0.8%	1,550	1,000,695
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	7,780	799,861
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	8,190	352,825
International Business Machines Corp. (IT Services)	0.3%	1,774	325,813
Intuit, Inc. (Software)	0.3%	544	343,444
Johnson & Johnson (Pharmaceuticals)	0.6%	4,677	743,175
JPMorgan Chase & Co. (Banks)	0.8%	5,617	979,380
Linde PLC (Chemicals)	0.3%	943	381,754
Mastercard, Inc.—Class A (Financial Services)	0.6%	1,609	722,811
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,408	412,149
Merck & Co., Inc. (Pharmaceuticals)	0.5%	4,923	594,600
Meta Platforms, Inc.— Class A* (Interactive Media & Services)*	1.4%	4,312	1,682,283
Microsoft Corp. (Software)	4.8%	14,440	5,741,054
Netflix, Inc.* (Entertainment)*	0.4%	851	480,057
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.5%	4,799	2,952,680
Oracle Corp. (Software)	0.3%	3,086	344,706
PepsiCo, Inc. (Beverages)	0.4%	2,671	450,144
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,162	321,079
Salesforce, Inc.* (Software)*	0.4%	1,890	531,260
ServiceNow, Inc.* (Software)*	0.3%	399	305,395
Tesla, Inc.* (Automobiles)*	0.8%	5,372	1,006,122
The Coca-Cola Co. (Beverages)	0.4%	7,559	449,685
The Home Depot, Inc. (Specialty Retail)	0.6%	1,942	685,448
The Procter & Gamble Co. (Household Products)	0.6%	4,579	719,544
The Walt Disney Co. (Entertainment)	0.3%	3,556	341,554
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.3%	751	404,774
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	1,796	919,084
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.3%	8,171	346,042
Visa, Inc.—Class A (Financial Services)	0.7%	3,097	846,286
Walmart, Inc. (Consumer Staples Distribution & Retail)	0.4%	2,772	458,073
Wells Fargo & Co. (Banks)	0.3%	7,058	354,170
Other Common Stocks	28.8%	381,086	34,304,212
TOTAL COMMON STOCKS (Cost $23,796,845)			79,032,378

Repurchase Agreements(a)(b) (35.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $42,730,132	$42,724,000	$42,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,724,000)		42,724,000
TOTAL INVESTMENT SECURITIES (Cost $66,520,845)—102.0%		121,756,378
Net other assets (liabilities)—(2.0)%		(2,343,688)
NET ASSETS—100.0%		$119,412,690

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 129

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $19,571,000.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	40	3/18/24	$9,741,000	$410,464

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	5.93%	$59,330,138	$(1,050,405)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/24	5.84%	34,194,216	(641,504)
				$93,524,354	$(1,691,909)

S&P 500	UBS AG	2/27/24	5.83%	$48,389,145	$(832,122)
SPDR S&P 500 ETF	UBS AG	2/27/24	5.43%	8,437,963	(149,195)
				$56,827,108	$(981,317)
				$150,351,462	$(2,673,226)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

130 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,234,072	1.0%
Air Freight & Logistics	362,522	0.3%
Automobile Components	60,312	0.1%
Automobiles	1,199,073	1.0%
Banks	2,577,856	2.2%
Beverages	1,159,344	1.0%
Biotechnology	1,648,112	1.4%
Broadline Retail	2,798,908	2.3%
Building Products	381,384	0.3%
Capital Markets	2,280,778	1.9%
Chemicals	1,203,716	1.0%
Commercial Services & Supplies	441,304	0.4%
Communications Equipment	669,070	0.6%
Construction & Engineering	54,722	0.1%
Construction Materials	119,321	0.1%
Consumer Finance	407,215	0.3%
Consumer Staples Distribution & Retail	1,459,247	1.2%
Containers & Packaging	165,069	0.1%
Distributors	90,673	0.1%
Diversified Telecommunication Services	591,827	0.5%
Electric Utilities	1,169,718	1.0%
Electrical Equipment	469,664	0.4%
Electronic Equipment, Instruments & Components	481,305	0.4%
Energy Equipment & Services	253,061	0.2%
Entertainment	1,005,492	0.8%
Financial Services	3,422,919	2.9%
Food Products	678,173	0.6%
Gas Utilities	33,043	NM
Ground Transportation	890,321	0.8%
Health Care Equipment & Supplies	2,080,384	1.7%
Health Care Providers & Services	2,197,285	1.8%
Health Care REITs	149,043	0.1%
Hotel & Resort REITs	26,408	NM
Hotels, Restaurants & Leisure	1,688,636	1.4%
Household Durables	293,452	0.3%
Household Products	1,016,636	0.9%
Independent Power and Renewable Electricity Producers	21,767	NM
Industrial Conglomerates	640,066	0.5%
Industrial REITs	227,409	0.2%
Insurance	1,699,705	1.4%
Interactive Media & Services	4,685,346	3.9%
IT Services	1,016,224	0.9%
Leisure Products	12,482	NM
Life Sciences Tools & Services	1,125,072	0.9%
Machinery	1,389,400	1.2%
Media	557,007	0.5%
Metals & Mining	313,104	0.3%
Multi-Utilities	494,305	0.4%
Office REITs	55,440	0.1%
Oil, Gas & Consumable Fuels	2,755,558	2.3%
Passenger Airlines	128,276	0.1%
Personal Care Products	129,247	0.1%
Pharmaceuticals	3,042,148	2.6%
Professional Services	563,418	0.5%
Real Estate Management & Development	117,295	0.1%
Residential REITs	225,156	0.2%
Retail REITs	235,761	0.2%
Semiconductors & Semiconductor Equipment	6,894,710	5.8%
Software	8,838,265	7.4%
Specialized REITs	841,587	0.7%
Specialty Retail	1,600,830	1.3%
Technology Hardware, Storage & Peripherals	5,427,602	4.5%
Textiles, Apparel & Luxury Goods	381,635	0.3%
Tobacco	412,067	0.3%
Trading Companies & Distributors	235,381	0.2%
Water Utilities	46,755	NM
Wireless Telecommunication Services	159,295	0.1%
Other**	40,380,312	33.8%
Total	$119,412,690	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 131

Common Stocks (81.2%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	52,501	$3,788,996
Autohome, Inc.ADR (Interactive Media & Services)	4,698	118,390
Baidu, Inc.*ADR (Interactive Media & Services)	7,449	784,453
BeiGene, Ltd.*ADR (Biotechnology)	4,498	666,739
Bilibili, Inc.*ADR(a) (Entertainment)	18,402	166,906
Dada Nexus, Ltd.*ADR (Consumer Staples Distribution & Retail)	5,772	10,909
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	1,467	26,479
EHang Holdings, Ltd.*ADR(a) (Aerospace & Defense)	3,160	32,106
FinVolution GroupADR (Consumer Finance)	15,234	73,276
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	53,981	339,001
GDS Holdings, Ltd.*ADR (IT Services)	12,257	66,433
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	10,696	339,812
Hello Group, Inc.ADR (Interactive Media & Services)	4,823	28,311
iQIYI, Inc.*ADR (Entertainment)	35,813	119,974
JD.com, Inc.ADR (Broadline Retail)	31,749	715,940
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	1,922	50,414
JOYY, Inc.ADR (Interactive Media & Services)	3,959	121,383
KE Holdings, Inc.ADR (Real Estate Management & Development)	54,839	777,069
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	7,209	18,743
MINISO Group Holding, Ltd.ADR (Broadline Retail)	6,983	118,432
NetEase, Inc.ADR (Entertainment)	9,292	907,270
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	10,819	829,385
NIO, Inc.*ADR(a) (Automobiles)	108,971	612,417
PDD Holdings, Inc.*ADR (Broadline Retail)	26,332	3,340,741
Qifu Technology, Inc.ADR (Consumer Finance)	10,249	147,073
TAL Education Group*ADR (Diversified Consumer Services)	37,983	404,139
Tencent Music Entertainment Group*ADR (Entertainment)	69,914	657,192
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	25,779	942,480
Up Fintech Holding, Ltd.*ADR (Capital Markets)	6,420	23,947
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	26,620	422,992
Vnet Group, Inc.*ADR (IT Services)	6,463	10,987
Weibo Corp.ADR (Interactive Media & Services)	5,545	44,915
Zai Lab, Ltd.*ADR (Biotechnology)	3,511	75,732
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	34,290	560,984
TOTAL COMMON STOCKS (Cost $13,511,564)		17,344,020

Repurchase Agreements(b)(c) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $4,786,687	$4,786,000	$4,786,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,786,000)		4,786,000

Collateral for Securities Loaned(d) (3.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	811,040	$811,040
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $811,040)		811,040
TOTAL INVESTMENT SECURITIES (Cost $19,108,604)—107.4%		22,941,060
Net other assets (liabilities)—(7.4)%		(1,575,244)
NET ASSETS—100.0%		$21,365,816

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $766,394.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,375,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

132 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/24	5.93%	$5,469,494	$(138,221)
S&P China Select ADR Index (USD)	UBS AG	2/27/24	5.58%	19,889,627	(498,942)
				$25,359,121	$(637,163)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$32,106	0.1%
Air Freight & Logistics	560,984	2.6%
Automobiles	612,417	2.9%
Biotechnology	742,471	3.5%
Broadline Retail	8,387,101	39.3%
Capital Markets	23,947	0.1%
Consumer Finance	220,349	1.0%
Consumer Staples Distribution & Retail	10,909	0.1%
Diversified Consumer Services	1,233,524	5.8%
Entertainment	1,851,342	8.7%
Ground Transportation	339,001	1.6%
Hotels, Restaurants & Leisure	1,282,292	6.0%
Interactive Media & Services	1,097,452	5.1%
IT Services	96,163	0.4%
Real Estate Management & Development	777,069	3.6%
Semiconductors & Semiconductor Equipment	76,893	0.4%
Other**	4,021,796	18.8%
Total	$21,365,816	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2024:

	Value	% of Net Assets
China	$14,003,279	65.6%
Ireland	3,340,741	15.6%
Other**	4,021,796	18.8%
Total	$21,365,816	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 133

Common Stocks (72.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,135	$390,137
American Express Co. (Consumer Finance)	4,135	830,060
Amgen, Inc. (Biotechnology)	4,134	1,299,151
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,135	762,494
Caterpillar, Inc. (Machinery)	4,134	1,241,482
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,135	609,623
Cisco Systems, Inc. (Communications Equipment)	4,136	207,544
Dow, Inc. (Chemicals)	4,136	221,690
Honeywell International, Inc. (Industrial Conglomerates)	4,135	836,345
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,137	178,222
International Business Machines Corp. (IT Services)	4,135	759,434
Johnson & Johnson (Pharmaceuticals)	4,135	657,052
JPMorgan Chase & Co. (Banks)	4,135	720,979
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,134	1,210,104
Merck & Co., Inc. (Pharmaceuticals)	4,135	499,425
Microsoft Corp. (Software)	4,134	1,643,596
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,136	419,928
Salesforce, Inc.* (Software)	4,134	1,162,026
The Boeing Co.* (Aerospace & Defense)	4,135	872,650
The Coca-Cola Co. (Beverages)	4,136	246,051
The Goldman Sachs Group, Inc. (Capital Markets)	4,134	1,587,496
The Home Depot, Inc. (Specialty Retail)	4,134	1,459,137
The Procter & Gamble Co. (Household Products)	4,135	649,774
The Travelers Cos., Inc. (Insurance)	4,135	873,974
The Walt Disney Co. (Entertainment)	4,136	397,263
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,134	2,115,533
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,137	175,202
Visa, Inc.—Class A (Financial Services)	4,134	1,129,657
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,138	93,395
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,135	683,308
TOTAL COMMON STOCKS (Cost $7,737,980)		23,932,732

Repurchase Agreements(a)(b) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $8,980,289	$8,979,000	$8,979,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,979,000)		8,979,000
TOTAL INVESTMENT SECURITIES (Cost $16,716,980)—100.0%		32,911,732
Net other assets (liabilities)—NM		(14,828)
NET ASSETS—100.0%		$32,896,904

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $5,060,000.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	17	3/18/24	$3,253,800	$147,609

See accompanying notes to the financial statements.

134 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/24	5.93%	$16,140,312	$(86,304)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/24	5.77%	6,238,617	(33,737)
				$22,378,929	$(120,041)

Dow Jones Industrial Average	UBS AG	2/27/24	5.48%	$12,775,849	$(65,242)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/24	5.63%	3,644,993	(19,683)
				$16,420,842	$(84,925)
				$38,799,771	$(204,966)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$872,650	2.7%
Banks	720,979	2.2%
Beverages	246,051	0.7%
Biotechnology	1,299,151	4.0%
Capital Markets	1,587,497	4.8%
Chemicals	221,690	0.7%
Communications Equipment	207,544	0.6%
Consumer Finance	830,060	2.5%
Consumer Staples Distribution & Retail	776,703	2.4%
Diversified Telecommunication Services	175,202	0.5%
Entertainment	397,263	1.2%
Financial Services	1,129,657	3.4%
Health Care Providers & Services	2,115,533	6.4%
Hotels, Restaurants & Leisure	1,210,104	3.7%
Household Products	649,774	2.0%
Industrial Conglomerates	1,226,482	3.7%
Insurance	873,974	2.7%
IT Services	759,434	2.3%
Machinery	1,241,481	3.8%
Oil, Gas & Consumable Fuels	609,623	1.9%
Pharmaceuticals	1,156,477	3.5%
Semiconductors & Semiconductor Equipment	178,222	0.5%
Software	2,805,622	8.5%
Specialty Retail	1,459,137	4.4%
Technology Hardware, Storage & Peripherals	762,494	2.3%
Textiles, Apparel & Luxury Goods	419,928	1.3%
Other**	8,964,172	27.3%
Total	$32,896,904	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 135

Common Stocks (81.5%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	6,125	$442,040
Ambev S.A.ADR (Beverages)	14,827	38,847
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,478	62,778
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,742	53,343
Baidu, Inc.*ADR (Interactive Media & Services)	954	100,466
Banco Bradesco S.A.ADR (Banks)	17,855	55,351
Banco de ChileADR (Banks)	730	16,221
BeiGene, Ltd.*ADR (Biotechnology)	205	30,387
Cemex S.A.B. de C.V.*ADR (Construction Materials)	5,088	42,129
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	3,475	28,704
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,278	48,027
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	1,149	18,304
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	177	16,804
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	976	14,425
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	409	29,428
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	617	83,629
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	2,246	14,105
Gerdau S.A.ADR (Metals & Mining)	3,887	16,442
Gold Fields, Ltd.ADR (Metals & Mining)	3,003	44,444
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR(a) (Transportation Infrastructure)	132	20,577
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	472	14,995
HDFC Bank, Ltd.ADR (Banks)	6,174	342,595
ICICI Bank, Ltd.ADR (Banks)	8,616	210,230
Infosys, Ltd.ADR(a) (IT Services)	11,687	232,104
Itau Unibanco Holding S.A.ADR (Banks)	16,288	107,500
JD.com, Inc.ADR (Broadline Retail)	4,131	93,154
KB Financial Group, Inc.ADR (Banks)	1,261	53,302
KE Holdings, Inc.ADR (Real Estate Management & Development)	2,263	32,067
NetEase, Inc.ADR (Entertainment)	1,171	114,337
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	503	38,560
NIO, Inc.*ADR(a) (Automobiles)	4,699	26,408
PDD Holdings, Inc.*ADR (Broadline Retail)	2,278	289,010
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	6,254	106,756
POSCO Holdings, Inc.ADR (Metals & Mining)	1,001	78,078
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,598	40,206
Sasol, Ltd.ADR (Chemicals)	1,940	16,587
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,646	50,516
Sociedad Quimica y Minera de Chile S.A.ADR (Electrical Equipment)	480	20,193
Suzano S.A.ADR (Paper & Forest Products)	2,492	25,917
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	9,391	1,060,807
TAL Education Group*ADR (Diversified Consumer Services)	1,551	16,503
Tencent Music Entertainment Group*ADR (Entertainment)	2,168	20,379
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	1,868	68,295
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	7,817	60,269
Vale S.A.ADR (Metals & Mining)	12,205	167,085
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	946	15,032
Wipro, Ltd.ADR (IT Services)	4,739	26,823
Woori Financial Group, Inc.ADR (Banks)	750	23,258
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,433	23,444
TOTAL COMMON STOCKS (Cost $2,101,897)		4,550,861

Preferred Stock (2.3%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,720	126,608
TOTAL PREFERRED STOCK (Cost $13,895)		126,608

Repurchase Agreements(b)(c) (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $951,136	$951,000	$951,000
TOTAL REPURCHASE AGREEMENTS (Cost $951,000)		951,000

Collateral for Securities Loaned(d) (6.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	356,385	$356,385
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $356,385)		356,385
TOTAL INVESTMENT SECURITIES (Cost $3,423,177)—107.2%		5,984,854
Net other assets (liabilities)—(7.2)%		(401,673)
NET ASSETS—100.0%		$5,583,181

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $344,140.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $228,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

136 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/24	5.93%	$3,073,885	$(55,923)
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/24	5.83%	3,440,367	(63,132)
				$6,514,252	$(119,055)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$23,444	0.4%
Automobiles	26,408	0.5%
Banks	858,973	15.4%
Beverages	139,279	2.5%
Biotechnology	30,387	0.5%
Broadline Retail	839,237	15.0%
Chemicals	16,587	0.3%
Construction Materials	42,129	0.8%
Diversified Consumer Services	55,063	1.0%
Diversified Telecommunication Services	88,233	1.6%
Electric Utilities	28,703	0.5%
Electrical Equipment	20,194	0.4%
Entertainment	134,716	2.4%
Ground Transportation	14,105	0.3%
Hotels, Restaurants & Leisure	83,289	1.5%
Interactive Media & Services	100,466	1.8%
IT Services	258,926	4.6%
Metals & Mining	306,051	5.5%
Oil, Gas & Consumable Fuels	247,789	4.4%
Paper & Forest Products	25,917	0.5%
Pharmaceuticals	29,427	0.5%
Real Estate Management & Development	32,067	0.6%
Semiconductors & Semiconductor Equipment	1,174,420	21.0%
Transportation Infrastructure	20,577	0.4%
Water Utilities	18,304	0.3%
Wireless Telecommunication Services	62,778	1.1%
Other**	905,712	16.2%
Total	$5,583,181	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2024:

	Value	% of Net Assets
Brazil	$705,939	12.6%
Chile	36,414	0.7%
China	1,050,172	18.8%
India	841,180	15.1%
Indonesia	40,206	0.7%
Ireland	289,010	5.2%
Mexico	225,917	4.0%
South Africa	61,031	1.1%
South Korea	205,154	3.7%
Taiwan	1,222,446	21.9%
Other**	905,712	16.2%
Total	$5,583,181	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 137

Repurchase Agreements(a)(b)  (113.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $3,664,526	$3,664,000	$3,664,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,664,000)		3,664,000
TOTAL INVESTMENT SECURITIES (Cost $3,664,000)—113.8%		3,664,000
Net other assets (liabilities)—(13.8)%		(444,691)
NET ASSETS—100.0%		$3,219,309

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $168,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/24	5.83%	$3,220,461	$(23,336)
MSCI EAFE Index	UBS AG	2/27/24	6.13%	3,218,424	(25,848)
				$6,438,885	$(49,184)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

138 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)  (90.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $21,473,081	$21,470,000	$21,470,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,470,000)		21,470,000
TOTAL INVESTMENT SECURITIES (Cost $21,470,000)—90.6%		21,470,000
Net other assets (liabilities)—9.4%		2,230,548
NET ASSETS—100.0%		$23,700,548

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	263	3/8/24	$47,215,075	$2,622,205

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/24	5.78%	$143,089	$(1,404)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 139

Common Stocks (76.3%)

	Shares	Value
Ambev S.A.ADR (Beverages)	124,434	$326,017
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	19,115	345,026
Banco Bradesco S.A.ADR (Banks)	107,700	333,870
Banco de ChileADR (Banks)	6,127	136,142
Banco Santander Brasil S.A.ADR (Banks)	10,576	60,495
Banco Santander ChileADR (Banks)	4,386	80,176
Bancolombia S.A.ADR (Banks)	3,189	100,326
BRF S.A.*ADR (Food Products)	24,680	69,104
Cemex S.A.B. de C.V.*ADR (Construction Materials)	42,702	353,573
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	29,162	240,878
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	6,746	102,337
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	9,641	153,581
Cia Energetica de Minas GeraisADR (Electric Utilities)	41,342	94,260
Cia Paranaense de EnergiaADR(a) (Electric Utilities)	10,434	84,828
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,482	140,701
Companhia Paranaense de Energia*ADR (Electric Utilities)	2,608	18,960
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	8,194	121,107
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	6,959	83,717
Embraer SA*ADR (Aerospace & Defense)	4,909	90,375
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,948	535,111
Gerdau S.A.ADR (Metals & Mining)	32,625	138,004
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	972	71,452
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR(a) (Transportation Infrastructure)	1,106	172,415
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	516	150,847
Itau Unibanco Holding S.A.ADR (Banks)	104,137	687,304
Natura & Co. Holding S.A.*ADR (Personal Care Products)	11,932	76,484
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	39,984	682,527
Sendas Distribuidora S.A.ADR(a) (Consumer Staples Distribution & Retail)	7,626	105,925
Sociedad Quimica y Minera de Chile S.A.ADR (Electrical Equipment)	4,029	169,500
Suzano S.A.ADR (Paper & Forest Products)	20,917	217,537
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	9,855	101,704
TIM S.A.ADR (Wireless Telecommunication Services)	4,507	79,233
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	20,449	116,764
Vale S.A.ADR (Metals & Mining)	78,034	1,068,285
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	5,436	93,934
TOTAL COMMON STOCKS (Cost $4,140,133)		7,402,499

Preferred Stock (8.4%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	49,359	$809,488
TOTAL PREFERRED STOCK (Cost $206,839)		809,488

Repurchase Agreements(b)(c)  (12.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,237,178	$1,237,000	$1,237,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,237,000)		1,237,000

Collateral for Securities Loaned(d)  (5.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	512,934	$512,934
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $512,934)		512,934
TOTAL INVESTMENT SECURITIES (Cost $6,096,906)—102.8%		9,961,921
Net other assets (liabilities)—(2.8)%		(274,721)
NET ASSETS—100.0%		$9,687,200

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $494,316.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $361,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

140 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/24	5.93%	$5,261,988	$(46,142)
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/24	5.83%	5,901,607	(48,772)
				$11,163,595	$(94,914)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$90,375	0.9%
Banks	1,398,313	14.4%
Beverages	1,001,830	10.3%
Construction Materials	353,573	3.7%
Consumer Staples Distribution & Retail	105,925	1.1%
Diversified Telecommunication Services	101,704	1.0%
Electric Utilities	438,926	4.5%
Electrical Equipment	169,500	1.7%
Food Products	69,104	0.7%
Metals & Mining	1,308,626	13.5%
Oil, Gas & Consumable Fuels	1,907,536	19.7%
Paper & Forest Products	217,537	2.3%
Personal Care Products	76,484	0.8%
Transportation Infrastructure	394,713	4.1%
Water Utilities	153,581	1.6%
Wireless Telecommunication Services	424,259	4.4%
Other**	1,475,214	15.3%
Total	$9,687,200	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2024:

	Value	% of Net Assets
Argentina	$93,934	1.0%
Brazil	5,676,729	58.5%
Chile	385,818	4.0%
Colombia	184,043	1.9%
Mexico	1,769,125	18.2%
Peru	102,337	1.1%
Other**	1,475,214	15.3%
Total	$9,687,200	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 141

Common Stocks (66.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,009	$82,879
Acuity Brands, Inc. (Electrical Equipment)	339	80,736
Adient PLC* (Automobile Components)	1,026	35,612
Advanced Drainage Systems, Inc. (Building Products)	752	98,076
AECOM (Construction & Engineering)	1,520	134,048
Affiliated Managers Group, Inc. (Capital Markets)	371	55,220
AGCO Corp. (Machinery)	680	83,184
Agree Realty Corp. (Retail REITs)	1,101	65,631
Alcoa Corp. (Metals & Mining)	1,955	58,161
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	779	20,207
ALLETE, Inc. (Electric Utilities)	628	37,121
Ally Financial, Inc. (Consumer Finance)	2,972	109,012
Amedisys, Inc.* (Health Care Providers & Services)	356	33,560
American Financial Group, Inc. (Insurance)	716	86,206
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,131	35,807
Annaly Capital Management, Inc. (Mortgage REITs)	5,476	105,084
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,733	45,692
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,095	69,142
Apartment Income REIT Corp. (Residential REITs)	1,609	52,598
AptarGroup, Inc. (Containers & Packaging)	720	93,514
Aramark (Hotels, Restaurants & Leisure)	2,858	83,111
Arcadium Lithium PLC* (Chemicals)	11,272	55,120
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	593	65,912
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,348	43,271
ASGN, Inc.* (Professional Services)	516	47,895
Ashland, Inc. (Chemicals)	561	52,521
Aspen Technology, Inc.* (Software)	308	59,133
Associated Banc-Corp. (Banks)	1,628	34,204
Autoliv, Inc. (Automobile Components)	821	87,945
AutoNation, Inc.* (Specialty Retail)	283	39,524
Avient Corp. (Chemicals)	998	36,138
Avis Budget Group, Inc. (Ground Transportation)	203	33,233
Avnet, Inc. (Electronic Equipment, Instruments & Components)	990	44,847
Axalta Coating Systems, Ltd.* (Chemicals)	2,409	78,100
Azenta, Inc.* (Life Sciences Tools & Services)	659	42,967
Bank OZK (Banks)	1,152	51,967
Belden, Inc. (Electronic Equipment, Instruments & Components)	456	33,826
BellRing Brands, Inc.* (Personal Care Products)	1,438	79,478
Berry Global Group, Inc. (Containers & Packaging)	1,292	84,574
BJ’s Wholesale Club Holdings, Inc.* (Household Products)	1,465	94,258
Black Hills Corp. (Multi-Utilities)	745	38,562
Blackbaud, Inc.* (Software)	473	38,275
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	761	48,316
Brighthouse Financial, Inc.* (Insurance)	702	36,343
Brixmor Property Group, Inc. (Retail REITs)	3,291	73,850
Bruker Corp. (Life Sciences Tools & Services)	1,014	72,511
Brunswick Corp. (Leisure Products)	754	60,833
Burlington Stores, Inc.* (Specialty Retail)	710	135,717
BWX Technologies, Inc. (Aerospace & Defense)	1,001	81,561
Cable One, Inc. (Media)	50	27,447
Cabot Corp. (Chemicals)	604	43,548
CACI International, Inc.*—Class A (Professional Services)	243	83,526
Cadence Bank (Banks)	2,001	53,267
Calix, Inc.* (Communications Equipment)	642	21,302
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,273	62,046
Carlisle Cos., Inc. (Building Products)	533	167,502
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	403	30,483
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	407	110,444
Celsius Holdings, Inc.* (Beverages)	1,623	80,987
ChampionX Corp. (Energy Equipment & Services)	2,132	58,438
Chart Industries, Inc.* (Machinery)	459	53,574
Chemed Corp. (Health Care Providers & Services)	165	97,811
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,219	93,997
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	273	33,066
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	452	69,500
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	742	89,760
Ciena Corp.* (Communications Equipment)	1,617	85,701
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	591	45,625
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	934	60,533
Clean Harbors, Inc.* (Commercial Services & Supplies)	551	92,546
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,529	110,856
CNO Financial Group, Inc. (Insurance)	1,229	33,404
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,740	35,148
Coca-Cola Consolidated, Inc. (Beverages)	51	43,931
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,884	68,088
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,442	68,552
Columbia Banking System, Inc. (Banks)	2,285	46,066
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	378	29,960
Comfort Systems USA, Inc. (Construction & Engineering)	391	85,031
Commerce Bancshares, Inc. (Banks)	1,301	67,808
Commercial Metals Co. (Metals & Mining)	1,280	66,842
CommVault Systems, Inc.* (Software)	480	44,006
Concentrix Corp. (Professional Services)	517	45,946
COPT Defense Properties (Office REITs)	1,233	29,049
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,841	76,052

See accompanying notes to the financial statements.

142 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Coty, Inc.*—Class A (Personal Care Products)	4,101	$49,540
Cousins Properties, Inc. (Office REITs)	1,664	38,122
Crane Co. (Machinery)	535	66,399
Crane NXT Co. (Electronic Equipment, Instruments & Components)	529	30,830
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	663	67,281
Crown Holdings, Inc. (Containers & Packaging)	1,321	116,908
CubeSmart (Specialized REITs)	2,463	106,451
Cullen/Frost Bankers, Inc. (Banks)	702	74,496
Curtiss-Wright Corp. (Aerospace & Defense)	419	93,257
Darling Ingredients, Inc.* (Food Products)	1,747	75,645
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	281	211,798
Dick’s Sporting Goods, Inc. (Specialty Retail)	672	100,175
Dolby Laboratories, Inc.—Class A (Software)	653	54,317
Donaldson Co., Inc. (Machinery)	1,321	85,323
Doximity, Inc.*—Class A (Health Care Technology)	1,294	34,873
Dropbox, Inc.*—Class A (Software)	2,805	88,862
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,059	56,858
Dynatrace, Inc.* (Software)	2,610	148,770
Eagle Materials, Inc. (Construction Materials)	382	86,439
East West Bancorp, Inc. (Banks)	1,543	112,345
EastGroup Properties, Inc. (Industrial REITs)	507	89,957
elf Beauty, Inc.* (Personal Care Products)	603	96,197
EMCOR Group, Inc. (Construction & Engineering)	515	117,477
Encompass Health Corp. (Health Care Providers & Services)	1,098	78,002
EnerSys (Electrical Equipment)	443	42,338
Enovis Corp.* (Health Care Equipment & Supplies)	545	31,992
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,878	44,133
EPR Properties (Specialized REITs)	825	36,523
Equitable Holdings, Inc. (Financial Services)	3,483	113,859
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,747	48,372
Equity LifeStyle Properties, Inc. (Residential REITs)	2,041	138,156
Erie Indemnity Co.—Class A (Insurance)	273	94,412
Esab Corp. (Machinery)	619	53,228
Essent Group, Ltd. (Financial Services)	1,169	64,482
Essential Utilities, Inc. (Water Utilities)	2,751	98,651
Euronet Worldwide, Inc.* (Financial Services)	480	47,832
Evercore, Inc. (Capital Markets)	380	65,257
Exelixis, Inc.* (Biotechnology)	3,405	74,093
ExlService Holdings, Inc.* (Professional Services)	1,806	56,492
Exponent, Inc. (Professional Services)	554	48,857
F.N.B. Corp. (Banks)	3,930	51,797
Federated Hermes, Inc. (Capital Markets)	944	33,002
Fidelity National Financial, Inc. (Insurance)	2,830	141,584
First American Financial Corp. (Insurance)	1,130	68,196
First Financial Bankshares, Inc. (Banks)	1,407	43,941
First Horizon Corp. (Banks)	6,120	87,149
First Industrial Realty Trust, Inc. (Industrial REITs)	1,448	74,601
FirstCash Holdings, Inc. (Consumer Finance)	405	46,482
Five Below, Inc.* (Specialty Retail)	610	109,471
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,166	117,253
Flowers Foods, Inc. (Food Products)	2,106	48,017
Flowserve Corp. (Machinery)	1,436	57,339
Fluor Corp.* (Construction & Engineering)	1,866	70,367
Fortune Brands Innovations, Inc. (Building Products)	1,381	107,152
Fox Factory Holding Corp.* (Automobile Components)	463	29,188
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,424	59,703
FTI Consulting, Inc.* (Professional Services)	388	74,345
GameStop Corp.*(a) —Class A (Specialty Retail)	2,943	41,879
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,923	133,435
GATX Corp. (Trading Companies & Distributors)	388	47,588
Genpact, Ltd. (Professional Services)	1,826	65,553
Gentex Corp. (Automobile Components)	2,555	84,647
Glacier Bancorp, Inc. (Banks)	1,214	46,933
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,263	66,674
GoDaddy, Inc.*—Class A (IT Services)	1,541	164,363
Graco, Inc. (Machinery)	1,849	157,721
Graham Holdings Co.—Class B (Diversified Consumer Services)	40	28,816
Grand Canyon Education, Inc.* (Diversified Consumer Services)	324	42,311
Graphic Packaging Holding Co. (Containers & Packaging)	3,351	85,484
Greif, Inc.—Class A (Containers & Packaging)	279	17,468
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,087	26,936
GXO Logistics, Inc.* (Air Freight & Logistics)	1,303	70,857
H&R Block, Inc. (Diversified Consumer Services)	1,576	73,820
Haemonetics Corp.* (Health Care Equipment & Supplies)	555	42,435
Halozyme Therapeutics, Inc.* (Biotechnology)	1,446	48,947
Hancock Whitney Corp. (Banks)	943	42,539
Harley-Davidson, Inc. (Automobiles)	1,387	45,008
Healthcare Realty Trust, Inc. (Health Care REITs)	4,172	67,211
HealthEquity, Inc.* (Health Care Providers & Services)	937	70,818
Helen of Troy, Ltd.* (Household Durables)	260	29,770
Hertz Global Holdings, Inc.* (Ground Transportation)	1,451	12,116
Hexcel Corp. (Aerospace & Defense)	921	61,145
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,714	96,823
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	780	32,526
Home BancShares, Inc. (Banks)	2,056	48,193
Houlihan Lokey, Inc. (Capital Markets)	564	67,556
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	485	62,259
IDACORP, Inc. (Electric Utilities)	554	51,289
Inari Medical, Inc.* (Health Care Equipment & Supplies)	560	31,892
Independence Realty Trust, Inc. (Residential REITs)	2,463	36,181

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 143

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food Products)	713	$76,697
Insperity, Inc. (Professional Services)	388	44,500
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	745	29,912
Interactive Brokers Group, Inc. (Capital Markets)	1,170	103,838
International Bancshares Corp. (Banks)	585	30,923
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	324	31,716
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,357	49,205
ITT, Inc. (Machinery)	898	108,461
Janus Henderson Group PLC (Capital Markets)	1,453	41,788
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	690	84,677
Jefferies Financial Group, Inc. (Capital Markets)	1,844	75,161
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	520	92,071
KB Home (Household Durables)	838	49,936
KBR, Inc. (Professional Services)	1,478	77,019
Kemper Corp. (Insurance)	660	39,600
Kilroy Realty Corp. (Office REITs)	1,168	41,768
Kinsale Capital Group, Inc. (Insurance)	240	95,417
Kirby Corp.* (Marine Transportation)	647	50,893
Kite Realty Group Trust (Retail REITs)	2,403	51,424
Knife River Corp.* (Construction Materials)	619	40,538
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,765	101,276
Kyndryl Holdings, Inc.* (IT Services)	2,513	51,567
Lamar Advertising Co.—Class A (Specialized REITs)	957	100,179
Lancaster Colony Corp. (Food Products)	222	40,799
Landstar System, Inc. (Ground Transportation)	393	75,346
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	751	38,999
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,510	91,900
Lear Corp. (Automobile Components)	638	84,790
Leggett & Platt, Inc. (Household Durables)	1,461	33,910
Lennox International, Inc. (Building Products)	349	149,428
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	986	79,255
Lincoln Electric Holdings, Inc. (Machinery)	626	139,111
Lithia Motors, Inc. (Specialty Retail)	301	88,750
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	273	66,039
LivaNova PLC* (Health Care Equipment & Supplies)	591	28,770
Louisiana-Pacific Corp. (Paper & Forest Products)	702	46,718
Lumentum Holdings, Inc.* (Communications Equipment)	733	40,271
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	593	51,134
Macy’s, Inc. (Broadline Retail)	2,997	54,815
Manhattan Associates, Inc.* (Software)	673	163,242
ManpowerGroup, Inc. (Professional Services)	535	39,665
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	362	30,368
Masimo Corp.* (Health Care Equipment & Supplies)	486	62,665
MasTec, Inc.* (Construction & Engineering)	662	43,474
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,213	66,582
Mattel, Inc.* (Leisure Products)	3,869	69,215
Maximus, Inc. (Professional Services)	665	53,945
MDU Resources Group, Inc. (Construction & Engineering)	2,230	43,507
Medical Properties Trust, Inc.(a) (Health Care REITs)	6,561	20,339
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	256	74,644
MGIC Investment Corp. (Financial Services)	3,038	60,274
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	687	73,131
Morningstar, Inc. (Capital Markets)	285	79,601
MP Materials Corp.* (Metals & Mining)	1,578	24,948
MSA Safety, Inc. (Commercial Services & Supplies)	404	66,672
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	508	50,129
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,606	62,152
Murphy USA, Inc. (Specialty Retail)	212	74,734
National Fuel Gas Co. (Gas Utilities)	1,005	47,396
National Storage Affiliates Trust (Specialized REITs)	845	31,561
Neogen Corp.* (Health Care Equipment & Supplies)	2,157	33,434
Neurocrine Biosciences, Inc.* (Biotechnology)	1,077	150,532
New Jersey Resources Corp. (Gas Utilities)	1,068	43,606
New York Community Bancorp, Inc. (Banks)	7,914	51,204
NewMarket Corp. (Chemicals)	75	41,836
Nexstar Media Group, Inc. (Media)	352	62,554
NNN REIT, Inc. (Retail REITs)	1,996	80,518
Nordstrom, Inc. (Broadline Retail)	1,064	19,312
Northwestern Energy Group, Inc. (Multi-Utilities)	670	32,240
NOV, Inc. (Energy Equipment & Services)	4,314	84,166
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	391	60,429
nVent Electric PLC (Electrical Equipment)	1,816	109,032
OGE Energy Corp. (Electric Utilities)	2,193	72,895
Old National Bancorp (Banks)	3,205	52,786
Old Republic International Corp. (Insurance)	2,855	80,054
Olin Corp. (Chemicals)	1,340	69,774
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	674	48,481
Omega Healthcare Investors, Inc. (Health Care REITs)	2,683	77,807
ONE Gas, Inc. (Gas Utilities)	607	37,252
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	536	86,565
Option Care Health, Inc.* (Health Care Providers & Services)	1,939	60,574
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	589	38,097
Oshkosh Corp. (Machinery)	717	78,942
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,780	117,927
Owens Corning (Building Products)	974	147,590

See accompanying notes to the financial statements.

144 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,301	$34,699
Paylocity Holding Corp.* (Professional Services)	475	75,245
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,191	60,157
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,663	37,501
Penske Automotive Group, Inc. (Specialty Retail)	214	31,751
Penumbra, Inc.* (Health Care Equipment & Supplies)	423	106,675
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,704	123,847
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	4,556	61,415
Perrigo Co. PLC (Pharmaceuticals)	1,484	47,607
Physicians Realty Trust (Health Care REITs)	2,613	31,983
Pilgrim’s Pride Corp.* (Food Products)	441	11,982
Pinnacle Financial Partners, Inc. (Banks)	839	74,151
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	936	63,423
PNM Resources, Inc. (Electric Utilities)	940	34,056
Polaris, Inc. (Leisure Products)	582	52,357
Portland General Electric Co. (Electric Utilities)	1,107	45,310
Post Holdings, Inc.* (Food Products)	556	51,636
PotlatchDeltic Corp. (Specialized REITs)	869	38,870
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	622	46,625
Primerica, Inc. (Insurance)	384	89,917
Progyny, Inc.* (Health Care Providers & Services)	913	34,776
Prosperity Bancshares, Inc. (Banks)	1,026	65,572
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	3,197	127,848
PVH Corp. (Textiles, Apparel & Luxury Goods)	662	79,612
Qualys, Inc.* (Software)	403	76,236
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	542	37,132
R1 RCM, Inc.* (Health Care Providers & Services)	2,160	22,118
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,176	80,591
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,642	76,724
Rayonier, Inc. (Specialized REITs)	1,494	45,268
RBC Bearings, Inc.* (Machinery)	319	85,664
Regal Rexnord Corp. (Electrical Equipment)	726	96,892
Reinsurance Group of America, Inc. (Insurance)	722	125,549
Reliance Steel & Aluminum Co. (Metals & Mining)	628	179,244
RenaissanceRe Holdings, Ltd. (Insurance)	573	131,120
Repligen Corp.* (Life Sciences Tools & Services)	567	107,391
Rexford Industrial Realty, Inc. (Industrial REITs)	2,311	121,535
RH* (Specialty Retail)	169	42,838
RLI Corp. (Insurance)	440	60,003
Royal Gold, Inc. (Metals & Mining)	719	82,246
RPM International, Inc. (Chemicals)	1,412	150,604
Ryder System, Inc. (Ground Transportation)	486	55,195
Sabra Health Care REIT, Inc. (Health Care REITs)	2,534	33,804
Saia, Inc.* (Ground Transportation)	290	130,668
Science Applications International Corp. (Professional Services)	581	74,170
SEI Investments Co. (Capital Markets)	1,095	69,248
Selective Insurance Group, Inc. (Insurance)	663	69,522
Sensata Technologies Holding PLC (Electrical Equipment)	1,657	59,934
Service Corp. International (Diversified Consumer Services)	1,616	108,466
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	404	91,405
Silgan Holdings, Inc. (Containers & Packaging)	885	40,657
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	347	42,806
Simpson Manufacturing Co., Inc. (Building Products)	466	84,341
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,463	91,350
SLM Corp. (Consumer Finance)	2,479	49,283
Sonoco Products Co. (Containers & Packaging)	1,072	60,997
Sotera Health Co.* (Life Sciences Tools & Services)	1,088	16,015
SouthState Corp. (Banks)	833	69,222
Southwest Gas Holdings, Inc. (Gas Utilities)	658	38,611
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,064	77,813
Spire, Inc. (Gas Utilities)	574	32,586
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,112	56,011
STAG Industrial, Inc. (Industrial REITs)	1,988	73,437
Starwood Property Trust, Inc. (Mortgage REITs)	3,260	66,276
Stericycle, Inc.* (Commercial Services & Supplies)	1,011	48,528
Stifel Financial Corp. (Capital Markets)	1,115	81,339
Sunrun, Inc.* (Electrical Equipment)	2,379	34,448
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	508	269,042
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	429	45,821
Synovus Financial Corp. (Banks)	1,601	60,294
Taylor Morrison Home Corp.* (Household Durables)	1,176	61,317
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	561	56,089
TEGNA, Inc. (Media)	2,158	33,643
Tempur Sealy International, Inc. (Household Durables)	1,885	94,043
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,111	91,925
Teradata Corp.* (Software)	1,070	49,413
Terex Corp. (Machinery)	736	45,212
Tetra Tech, Inc. (Commercial Services & Supplies)	584	92,377
Texas Capital Bancshares, Inc.* (Banks)	527	32,147
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	731	91,901
The Boston Beer Co., Inc.*—Class A (Beverages)	103	35,975
The Brink’s Co. (Commercial Services & Supplies)	493	39,854
The Carlyle Group, Inc. (Capital Markets)	2,370	94,847

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 145

Common Stocks, continued

	Shares	Value
The Chemours Co. (Chemicals)	1,626	$49,056
The Gap, Inc. (Specialty Retail)	2,350	43,922
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,106	43,298
The Hanover Insurance Group, Inc. (Insurance)	391	51,616
The Middleby Corp.* (Machinery)	588	82,949
The New York Times Co.—Class A (Media)	1,792	87,019
The Scotts Miracle-Gro Co. (Chemicals)	454	25,542
The Timken Co. (Machinery)	710	58,156
The Toro Co. (Machinery)	1,138	105,242
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,831	34,935
The Western Union Co. (Financial Services)	3,991	50,167
Thor Industries, Inc. (Automobiles)	584	66,004
TKO Group Holdings, Inc. (Entertainment)	657	54,984
Toll Brothers, Inc. (Household Durables)	1,176	116,836
TopBuild Corp.* (Household Durables)	347	128,087
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	792	32,013
Trex Co., Inc.* (Building Products)	1,190	96,961
UFP Industries, Inc. (Building Products)	676	76,692
UGI Corp. (Gas Utilities)	2,294	50,789
UMB Financial Corp. (Banks)	479	39,518
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,071	15,781
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,120	15,688
United Bankshares, Inc. (Banks)	1,477	52,950
United States Steel Corp. (Metals & Mining)	2,441	114,776
United Therapeutics Corp.* (Biotechnology)	513	110,182
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	478	81,150
Unum Group (Insurance)	2,007	97,018
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,476	113,921
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	418	92,796
Valaris, Ltd.* (Energy Equipment & Services)	686	42,443
Valley National Bancorp (Banks)	4,673	44,954
Valmont Industries, Inc. (Construction & Engineering)	229	51,688
Valvoline, Inc. (Specialty Retail)	1,519	55,428
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,384	30,074
Visteon Corp.* (Automobile Components)	306	35,279
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,680	150,990
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,691	58,492
Vornado Realty Trust (Office REITs)	1,749	47,555
Voya Financial, Inc. (Financial Services)	1,143	82,719
Watsco, Inc. (Trading Companies & Distributors)	373	145,836
Watts Water Technologies, Inc.—Class A (Machinery)	299	59,205
Weatherford International PLC* (Energy Equipment & Services)	789	70,655
Webster Financial Corp. (Banks)	1,883	93,171
Werner Enterprises, Inc. (Ground Transportation)	695	27,487
WESCO International, Inc. (Trading Companies & Distributors)	483	83,810
Westlake Corp. (Chemicals)	350	48,423
WEX, Inc.* (Financial Services)	466	95,246
Williams-Sonoma, Inc. (Specialty Retail)	702	135,759
Wingstop, Inc. (Hotels, Restaurants & Leisure)	322	90,517
Wintrust Financial Corp. (Banks)	670	64,977
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,372	44,659
Woodward, Inc. (Aerospace & Defense)	661	91,066
WP Carey, Inc. (Diversified REITs)	2,393	148,270
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	907	70,683
XPO, Inc.* (Ground Transportation)	1,269	108,423
YETI Holdings, Inc.* (Leisure Products)	949	41,728
Ziff Davis, Inc.* (Interactive Media & Services)	503	33,902
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,245	52,050
TOTAL COMMON STOCKS (Cost $17,576,807)		27,233,294

Repurchase Agreements(b)(c)  (34.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $14,223,041	$14,221,000	$14,221,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,185,625)		14,221,000

Collateral for Securities Loaned(d)  (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	123,073	$123,073
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $123,073)		123,073
TOTAL INVESTMENT SECURITIES (Cost $31,885,505)—102.1%		41,577,367
Net other assets (liabilities)—(2.1)%		(869,936)
NET ASSETS—100.0%		$40,707,431

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $116,496.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $7,024,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

146 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	10	3/18/24	$2,743,300	$102,099

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/24	5.83%	$22,532,543	$(483,414)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/24	5.60%	7,603,994	(176,215)
				$30,136,537	$(659,629)

S&P MidCap 400	UBS AG	2/27/24	5.68%	$14,937,443	$(314,962)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/24	5.63%	6,615,782	(143,840)
				$21,553,225	$(458,802)
				$51,689,762	$(1,118,431)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 147

UltraMid-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$327,029	0.8%
Air Freight & Logistics	70,857	0.2%
Automobile Components	400,759	1.0%
Automobiles	111,012	0.3%
Banks	1,492,573	3.7%
Beverages	160,893	0.4%
Biotechnology	427,025	1.0%
Broadline Retail	122,608	0.3%
Building Products	927,741	2.3%
Capital Markets	766,857	1.9%
Chemicals	650,661	1.6%
Commercial Services & Supplies	339,977	0.8%
Communications Equipment	147,274	0.4%
Construction & Engineering	545,592	1.3%
Construction Materials	126,977	0.3%
Consumer Finance	204,777	0.5%
Consumer Staples Distribution & Retail	431,158	1.1%
Containers & Packaging	499,602	1.2%
Diversified Consumer Services	253,413	0.6%
Diversified REITs	148,270	0.4%
Diversified Telecommunication Services	108,908	0.3%
Electric Utilities	240,671	0.6%
Electrical Equipment	423,380	1.0%
Electronic Equipment, Instruments & Components	614,895	1.5%
Energy Equipment & Services	255,702	0.6%
Entertainment	54,984	0.1%
Financial Services	514,579	1.3%
Food Products	304,776	0.7%
Gas Utilities	250,240	0.6%
Ground Transportation	543,745	1.3%
Health Care Equipment & Supplies	646,119	1.6%
Health Care Providers & Services	572,463	1.4%
Health Care REITs	231,144	0.6%
Health Care Technology	34,873	0.1%
Hotel & Resort REITs	34,699	0.1%
Hotels, Restaurants & Leisure	972,430	2.4%
Household Durables	513,899	1.3%
Household Products	94,258	0.2%
Independent Power and Renewable Electricity Producers	189,087	0.5%
Industrial REITs	359,530	0.9%
Insurance	1,299,961	3.2%
Interactive Media & Services	85,952	0.2%
IT Services	215,930	0.5%
Leisure Products	224,133	0.5%
Life Sciences Tools & Services	313,528	0.8%
Machinery	1,319,709	3.2%
Marine Transportation	50,893	0.1%
Media	210,663	0.5%
Metals & Mining	637,074	1.6%
Mortgage REITs	171,360	0.4%
Multi-Utilities	70,802	0.2%
Office REITs	156,495	0.4%
Oil, Gas & Consumable Fuels	1,098,835	2.7%
Paper & Forest Products	46,718	0.1%
Personal Care Products	225,215	0.6%
Pharmaceuticals	132,284	0.3%
Professional Services	787,158	1.9%
Real Estate Management & Development	92,071	0.2%
Residential REITs	226,935	0.6%
Retail REITs	271,424	0.7%
Semiconductors & Semiconductor Equipment	746,021	1.8%
Software	722,254	1.8%
Specialized REITs	492,287	1.2%
Specialty Retail	1,017,201	2.5%
Technology Hardware, Storage & Peripherals	396,890	1.0%
Textiles, Apparel & Luxury Goods	603,999	1.5%
Trading Companies & Distributors	403,415	1.0%
Water Utilities	98,651	0.2%
Other**	13,474,136	33.1%
Total	$40,707,431	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

148 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (75.2%)

	Shares	Value
Adobe, Inc.* (Software)	22,707	$14,027,929
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	80,568	13,510,448
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	21,682	3,125,243
Alphabet, Inc.*—Class A (Interactive Media & Services)	114,272	16,009,507
Alphabet, Inc.*—Class C (Interactive Media & Services)	110,544	15,675,139
Amazon.com, Inc.* (Broadline Retail)	199,539	30,968,452
American Electric Power Co., Inc. (Electric Utilities)	26,227	2,049,378
Amgen, Inc. (Biotechnology)	26,689	8,387,286
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	24,747	4,760,333
ANSYS, Inc.* (Software)	4,332	1,420,160
Apple, Inc. (Technology Hardware, Storage & Peripherals)	300,315	55,378,086
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	41,720	6,854,596
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,379	3,808,942
AstraZeneca PLCADR (Pharmaceuticals)	29,044	1,935,492
Atlassian Corp.*—Class A (Software)	7,731	1,930,972
Autodesk, Inc.* (Software)	10,659	2,705,361
Automatic Data Processing, Inc. (Professional Services)	20,516	5,042,422
Baker Hughes Co. (Energy Equipment & Services)	50,185	1,430,272
Biogen, Inc.* (Biotechnology)	7,228	1,782,858
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,740	6,102,998
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	23,295	27,488,100
Cadence Design Systems, Inc.* (Software)	13,569	3,914,114
CDW Corp. (Electronic Equipment, Instruments & Components)	6,680	1,514,490
Charter Communications, Inc.*—Class A (Media)	7,376	2,734,357
Cintas Corp. (Commercial Services & Supplies)	5,079	3,070,611
Cisco Systems, Inc. (Communications Equipment)	202,656	10,169,278
Coca-Cola Europacific Partners PLC (Beverages)	22,782	1,569,680
Cognizant Technology Solutions Corp.— Class A (IT Services)	25,007	1,928,540
Comcast Corp.—Class A (Media)	200,270	9,320,566
Constellation Energy Corp. (Electric Utilities)	15,930	1,943,460
Copart, Inc.* (Commercial Services & Supplies)	47,891	2,300,684
CoStar Group, Inc.* (Real Estate Management & Development)	20,367	1,700,237
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	22,081	15,343,645
Crowdstrike Holdings, Inc.*—Class A (Software)	11,352	3,320,460
CSX Corp. (Ground Transportation)	98,556	3,518,449
Datadog, Inc.*—Class A (Software)	15,070	1,875,311
Dexcom, Inc.* (Health Care Equipment & Supplies)	19,270	2,338,415
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	8,925	1,372,130
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	10,866	1,419,317
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	18,490	1,926,658
Electronic Arts, Inc. (Entertainment)	13,422	1,846,599
Exelon Corp. (Electric Utilities)	49,646	1,728,177
Fastenal Co. (Trading Companies & Distributors)	28,498	1,944,419
Fortinet, Inc.* (Software)	38,304	2,470,225
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	22,706	1,665,712
Gilead Sciences, Inc. (Biotechnology)	62,145	4,863,468
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	27,318	1,501,944
Honeywell International, Inc. (Industrial Conglomerates)	32,880	6,650,309
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,141	2,132,946
Illumina, Inc.* (Life Sciences Tools & Services)	7,921	1,132,782
Intel Corp. (Semiconductors & Semiconductor Equipment)	210,263	9,058,130
Intuit, Inc. (Software)	13,960	8,813,367
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	17,557	6,640,408
Keurig Dr Pepper, Inc. (Beverages)	69,740	2,192,626
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,779	4,026,997
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,572	5,423,017
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,058	2,749,242
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	14,647	3,511,325
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	43,030	2,913,131
MercadoLibre, Inc.* (Broadline Retail)	2,521	4,315,473
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	68,183	26,600,915
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,984	2,298,497
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	55,047	4,720,280
Microsoft Corp. (Software)	143,509	57,056,307
Moderna, Inc.* (Biotechnology)	19,015	1,921,466
Mondelez International, Inc.—Class A (Food Products)	67,873	5,108,801
MongoDB, Inc.* (IT Services)	3,559	1,425,451
Monster Beverage Corp.* (Beverages)	51,891	2,855,043
Netflix, Inc.* (Entertainment)	21,829	12,313,958
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	47,692	29,343,457
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,854	2,706,667

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 149

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	5,441	$2,127,540
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	21,480	1,527,872
O’Reilly Automotive, Inc.* (Specialty Retail)	2,951	3,019,021
PACCAR, Inc. (Machinery)	26,087	2,618,874
Palo Alto Networks, Inc.* (Software)	15,725	5,323,070
Paychex, Inc. (Professional Services)	18,016	2,193,088
PayPal Holdings, Inc.* (Financial Services)	53,771	3,298,851
PDD Holdings, Inc.*ADR (Broadline Retail)	33,311	4,226,167
PepsiCo, Inc. (Beverages)	68,566	11,555,427
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	55,508	8,243,493
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,343	5,037,274
Roper Technologies, Inc. (Software)	5,326	2,860,062
Ross Stores, Inc. (Specialty Retail)	16,886	2,368,768
Sirius XM Holdings, Inc.(a) (Media)	191,455	974,506
Splunk, Inc.* (Software)	8,405	1,289,075
Starbucks Corp. (Hotels, Restaurants & Leisure)	56,691	5,273,964
Synopsys, Inc.* (Software)	7,585	4,045,460
Take-Two Interactive Software, Inc.* (Entertainment)	8,481	1,398,771
Tesla, Inc.* (Automobiles)	92,910	17,401,114
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	45,294	7,252,475
The Kraft Heinz Co. (Food Products)	61,172	2,271,316
The Trade Desk, Inc.*—Class A (Media)	22,258	1,523,115
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	57,677	9,299,263
Verisk Analytics, Inc. (Professional Services)	7,233	1,746,986
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,851	5,569,366
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	43,086	972,451
Warner Bros. Discovery, Inc.* (Entertainment)	121,615	1,218,582
Workday, Inc.*—Class A (Software)	10,423	3,033,823
Xcel Energy, Inc. (Electric Utilities)	27,521	1,647,682
Zscaler, Inc.* (Software)	7,397	1,743,251
TOTAL COMMON STOCKS (Cost $257,368,613)		638,666,222

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $237,191,038	$237,157,000	$237,157,000
TOTAL REPURCHASE AGREEMENTS (Cost $237,157,000)		237,157,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.24%(e)	2,406,133	$2,406,133
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,406,133)		2,406,133
TOTAL INVESTMENT SECURITIES (Cost $496,931,746)—103.4%		878,229,355
Net other assets (liabilities)—(3.4)%		(28,573,089)
NET ASSETS—100.0%		$849,656,266

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $2,307,422.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $139,169,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	165	3/18/24	$56,899,425	$1,762,344

See accompanying notes to the financial statements.

150 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/24	5.73%	$109,170,701	$(3,672,113)
Nasdaq-100 Index	Goldman Sachs International	2/27/24	5.93%	544,402,818	(15,062,146)
				$653,573,519	$(18,734,259)

Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/24	5.73%	$118,320,961	$(3,211,127)
Nasdaq-100 Index	UBS AG	2/27/24	6.13%	234,740,772	(6,344,862)
				$353,061,733	$(9,555,989)
				$1,006,635,252	$(28,290,248)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Automobiles	$17,401,114	2.0%
Beverages	18,172,776	2.1%
Biotechnology	27,561,717	3.2%
Broadline Retail	39,510,092	4.7%
Commercial Services & Supplies	5,371,295	0.6%
Communications Equipment	10,169,278	1.2%
Consumer Staples Distribution & Retail	17,735,413	2.1%
Electric Utilities	7,368,697	0.9%
Electronic Equipment, Instruments & Components	1,514,490	0.2%
Energy Equipment & Services	1,430,272	0.2%
Entertainment	16,777,910	2.0%
Financial Services	3,298,851	0.4%
Food Products	7,380,117	0.9%
Ground Transportation	5,645,989	0.7%
Health Care Equipment & Supplies	12,777,481	1.5%
Hotels, Restaurants & Leisure	19,940,188	2.3%
Industrial Conglomerates	6,650,309	0.8%
Interactive Media & Services	58,285,562	6.9%
IT Services	3,353,991	0.4%
Life Sciences Tools & Services	1,132,782	0.1%
Machinery	2,618,874	0.3%
Media	14,552,544	1.7%
Oil, Gas & Consumable Fuels	1,372,129	0.2%
Pharmaceuticals	1,935,492	0.2%
Professional Services	8,982,497	1.1%
Real Estate Management & Development	1,700,237	0.2%
Semiconductors & Semiconductor Equipment	135,438,379	16.0%
Software	115,828,947	13.6%
Specialty Retail	5,387,789	0.6%
Technology Hardware, Storage & Peripherals	55,378,086	6.5%
Textiles, Apparel & Luxury Goods	2,749,242	0.3%
Trading Companies & Distributors	1,944,419	0.2%
Wireless Telecommunication Services	9,299,263	1.1%
Other**	210,990,044	24.8%
Total	$849,656,266	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 151

Repurchase Agreements(a)(b) (70.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,586,228	$1,586,000	$1,586,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,586,000)		1,586,000
TOTAL INVESTMENT SECURITIES (Cost $1,586,000)—70.3%		1,586,000
Net other assets (liabilities)—29.7%		670,828
NET ASSETS—100.0%		$2,256,828

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $150,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/24	(4.83)%	$(1,262,627)	$44,013
S&P China Select ADR Index (USD)	UBS AG	2/27/24	(4.08)%	(3,244,779)	50,223
				$(4,507,406)	$94,236

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (87.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $2,245,322	$2,245,000	$2,245,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,245,000)		2,245,000
TOTAL INVESTMENT SECURITIES (Cost $2,245,000)—87.7%		2,245,000
Net other assets (liabilities)—12.3%		313,901
NET ASSETS—100.0%		$2,558,901

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $655,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/24	(5.68)%	$(1,642,828)	$6,306
Dow Jones Industrial Average	UBS AG	2/27/24	(5.18)%	(3,494,148)	17,785
				$(5,136,976)	$24,091

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 153

Repurchase Agreements(a)(b) (106.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $424,061	$424,000	$424,000
TOTAL REPURCHASE AGREEMENTS (Cost $424,000)		424,000
TOTAL INVESTMENT SECURITIES (Cost $424,000)—106.6%		424,000
Net other assets (liabilities)—(6.6)%		(26,120)
NET ASSETS—100.0%		$397,880

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $103,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/24	(4.98)%	$(380,349)	$6,657
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/24	(4.83)%	(415,155)	7,828
				$(795,504)	$14,485

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

154 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,909,274	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000
TOTAL INVESTMENT SECURITIES (Cost $1,909,000)—100.8%		1,909,000
Net other assets (liabilities)—(0.8)%		(14,803)
NET ASSETS—100.0%		$1,894,197

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $176,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/24	(5.13)%	$(2,206,463)	$15,352
MSCI EAFE Index	UBS AG	2/27/24	(5.03)%	(1,587,206)	10,658
				$(3,793,669)	$26,010

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 155

Repurchase Agreements(a) (63.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $798,115	$798,000	$798,000
TOTAL REPURCHASE AGREEMENTS (Cost $798,000)		798,000
TOTAL INVESTMENT SECURITIES (Cost $798,000)—63.0%		798,000
Net other assets (liabilities)—37.0%		468,917
NET ASSETS—100.0%		$1,266,917

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	10	3/8/24	$(1,795,250)	$(10,132)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/24	(5.58)%	$(739,345)	$5,773

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

156 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (96.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,190,171	$1,190,000	$1,190,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,190,000)		1,190,000
TOTAL INVESTMENT SECURITIES (Cost $1,190,000)—96.2%		1,190,000
Net other assets (liabilities)—3.8%		47,048
NET ASSETS—100.0%		$1,237,048

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $158,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/24	(4.83)%	$(1,331,145)	$11,265
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/24	(4.83)%	(1,140,732)	9,063
				$(2,471,877)	$20,328

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 157

Repurchase Agreements(a)(b) (89.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $690,099	$690,000	$690,000
TOTAL REPURCHASE AGREEMENTS (Cost $690,000)		690,000
TOTAL INVESTMENT SECURITIES (Cost $690,000)—89.0%		690,000
Net other assets (liabilities)—11.0%		84,992
NET ASSETS—100.0%		$774,992

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $221,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/24	(5.43)%	$(1,001,344)	$17,799
S&P MidCap 400	UBS AG	2/27/24	(5.33)%	(547,529)	11,534
				$(1,548,873)	$29,333

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (92.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $15,515,226	$15,513,000	$15,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,513,000)		15,513,000
TOTAL INVESTMENT SECURITIES (Cost $15,513,000)—92.6%		15,513,000
Net other assets (liabilities)—7.4%		1,232,647
NET ASSETS—100.0%		$16,745,647

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $5,590,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	3/18/24	$(1,379,380)	$(90,439)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/24	(5.68)%	$(8,140,192)	$134,737
Nasdaq-100 Index	UBS AG	2/27/24	(5.48)%	(24,112,097)	650,750
				$(32,252,289)	$785,487

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 159

Repurchase Agreements(a)(b) (64.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $2,984,428	$2,984,000	$2,984,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,984,000)		2,984,000
TOTAL INVESTMENT SECURITIES (Cost $2,984,000)—64.0%		2,984,000
Net other assets (liabilities)—36.0%		1,681,012
NET ASSETS—100.0%		$4,665,012

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,320,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	3/18/24	$(586,770)	$(14,949)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/24	(5.33)%	$(3,509,106)	$10,401
Russell 2000 Index	UBS AG	2/27/24	(4.83)%	(5,287,028)	175,084
				$(8,796,134)	$185,485

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (76.5%)

	Percentage of Net Assets	Shares	Value
API Group Corp.* (Construction & Engineering)	0.2%	2,794	$88,067
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.2%	515	90,876
ATI, Inc.* (Metals & Mining)	0.2%	1,722	70,379
Atkore, Inc.* (Electrical Equipment)	0.2%	506	77,180
Beacon Roofing Supply,Inc.* (Trading Companies & Distributors)	0.2%	844	69,959
BellRing Brands, Inc.* (Personal Care Products)	0.2%	1,762	97,386
Boise Cascade Co. (Trading Companies & Distributors)	0.2%	530	71,793
ChampionX Corp. (Energy Equipment & Services)	0.2%	2,615	71,676
Chord Energy Corp. (Oil,Gas & Consumable Fuels)	0.2%	559	85,953
Civitas Resources, Inc. (Oil,Gas & Consumable Fuels)	0.2%	1,080	69,995
Comfort Systems USA,Inc. (Construction & Engineering)	0.2%	473	102,863
Commercial Metals Co. (Metals & Mining)	0.2%	1,565	81,725
Cytokinetics, Inc.* (Biotechnology)	0.2%	1,243	97,115
elf Beauty, Inc.* (Personal Care Products)	0.3%	721	115,020
Essent Group, Ltd. (Financial Services)	0.2%	1,399	77,168
Fabrinet* (Electronic Equipment, Instruments & Components)	0.2%	492	105,048
Fluor Corp.* (Construction & Engineering)	0.2%	1,905	71,838
FTAI Aviation, Ltd. (Trading Companies & Distributors)	0.2%	1,329	71,700
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	1,122	84,800
ImmunoGen, Inc.* (Biotechnology)	0.2%	3,199	93,794
Insight Enterprises, Inc.* (Electronic Equipment,Instruments & Components)	0.2%	383	70,755
Intra-Cellular Therapies,Inc.* (Pharmaceuticals)	0.2%	1,250	84,176
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.2%	1,220	98,065
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	1,513	83,049
Meritage Homes Corp. (Household Durables)	0.2%	486	80,485
MicroStrategy, Inc.* (Software)	0.2%	163	81,696
Mueller Industries, Inc. (Machinery)	0.2%	1,497	71,855
Murphy Oil Corp. (Oil,Gas & Consumable Fuels)	0.2%	1,985	76,820
NEXTracker, Inc.—Class A* (Electrical Equipment)	0.2%	1,680	76,054
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	478	73,875
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	654	105,620
Option Care Health, Inc.* (Health Care Providers & Services)	0.2%	2,238	69,915
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	0.2%	1,490	75,260
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	0.2%	5,214	70,285
Qualys, Inc.* (Software)	0.2%	497	94,016
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	1,456	99,780
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	0.2%	779	85,613
Selective Insurance Group,Inc. (Insurance)	0.2%	804	84,306
Simpson Manufacturing Co., Inc. (Building Products)	0.2%	573	103,708
SouthState Corp. (Banks)	0.2%	1,017	84,513
SPS Commerce, Inc.* (Software)	0.2%	490	90,061
Super Micro Computer,Inc.* (Technology Hardware, Storage & Peripherals)	0.8%	619	327,828
Taylor Morrison Home Corp.* (Household Durables)	0.2%	1,384	72,162
Tenable Holdings, Inc.* (Software)	0.2%	1,525	71,828
The Ensign Group, Inc. (Health Care Providers & Services)	0.2%	728	82,424
UFP Industries, Inc. (Building Products)	0.1%	802	90,988
Vaxcyte, Inc.* (Biotechnology)	0.1%	1,252	89,417
Watts Water Technologies,Inc.—Class A (Machinery)	0.1%	365	72,273

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 161

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
Weatherford International PLC* (Energy Equipment & Services)	0.2%	951	$85,161
Other Common Stocks	66.3%	1,563,001	28,234,509
TOTAL COMMON STOCKS (Cost $21,072,925)			32,580,832

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	1,656	298
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	750	—
TOTAL RIGHTS (Cost $—)		298

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (28.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $12,312,767	$12,311,000	$12,311,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,311,000)		12,311,000
TOTAL INVESTMENT SECURITIES (Cost $33,383,925)—105.4%		44,892,130
Net other assets (liabilities)—(5.4)%		(2,279,702)
NET ASSETS—100.0%		$42,612,428

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $7,125,000.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	28	3/18/24	$2,738,260	$(60,997)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/24	5.38%	$5,822,027	$(194,141)
Russell 2000 Index	Goldman Sachs International	2/27/24	5.73%	28,020,276	(1,049,124)
				$33,842,303	$(1,243,265)

iShares Russell 2000 ETF	UBS AG	2/27/24	5.13%	$6,891,705	$(235,364)
Russell 2000 Index	UBS AG	2/27/24	5.33%	9,158,340	(303,549)
				$16,050,045	$(538,913)
				$49,892,348	$(1,782,178)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

162 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$280,267	0.7%
Air Freight & Logistics	67,923	0.2%
Automobile Components	431,693	1.0%
Automobiles	31,018	0.1%
Banks	3,008,245	7.1%
Beverages	131,422	0.3%
Biotechnology	2,500,611	5.9%
Broadline Retail	27,869	0.1%
Building Products	661,795	1.6%
Capital Markets	460,922	1.1%
Chemicals	608,670	1.4%
Commercial Services & Supplies	500,521	1.2%
Communications Equipment	175,294	0.4%
Construction & Engineering	546,525	1.3%
Construction Materials	114,202	0.3%
Consumer Finance	257,646	0.6%
Consumer Staples Distribution & Retail	190,446	0.4%
Containers & Packaging	87,891	0.2%
Distributors	2,537	NM
Diversified Consumer Services	385,950	0.9%
Diversified REITs	196,651	0.5%
Diversified Telecommunication Services	161,045	0.4%
Electric Utilities	228,840	0.5%
Electrical Equipment	459,741	1.1%
Electronic Equipment, Instruments & Components	892,784	2.1%
Energy Equipment & Services	787,439	1.8%
Entertainment	123,947	0.3%
Financial Services	792,773	1.9%
Food Products	324,413	0.8%
Gas Utilities	290,248	0.7%
Ground Transportation	146,037	0.3%
Health Care Equipment & Supplies	915,585	2.1%
Health Care Providers & Services	822,892	1.9%
Health Care REITs	188,234	0.4%
Health Care Technology	141,178	0.3%
Hotel & Resort REITs	289,304	0.7%
Hotels, Restaurants & Leisure	709,364	1.7%
Household Durables	772,921	1.8%
Household Products	109,186	0.3%
Independent Power and Renewable Electricity Producers	71,857	0.2%
Industrial Conglomerates	7,971	NM
Industrial REITs	149,137	0.3%
Insurance	602,886	1.4%
Interactive Media & Services	231,622	0.5%
IT Services	175,533	0.4%
Leisure Products	126,874	0.3%
Life Sciences Tools & Services	97,794	0.2%
Machinery	1,148,196	2.7%
Marine Transportation	102,899	0.2%
Media	212,466	0.5%
Metals & Mining	594,785	1.4%
Mortgage REITs	372,293	0.9%
Multi-Utilities	131,187	0.3%
Office REITs	235,658	0.5%
Oil, Gas & Consumable Fuels	1,494,096	3.5%
Paper & Forest Products	30,238	0.1%
Passenger Airlines	120,156	0.3%
Personal Care Products	324,287	0.8%
Pharmaceuticals	577,139	1.4%
Professional Services	839,781	2.0%
Real Estate Management & Development	243,189	0.6%
Residential REITs	127,619	0.3%
Retail REITs	389,335	0.9%
Semiconductors & Semiconductor Equipment	999,807	2.3%
Software	1,885,669	4.4%
Specialized REITs	143,879	0.3%
Specialty Retail	825,658	1.9%
Technology Hardware, Storage & Peripherals	396,510	0.9%
Textiles, Apparel & Luxury Goods	174,224	0.4%
Tobacco	47,152	0.1%
Trading Companies & Distributors	706,191	1.7%
Water Utilities	133,880	0.3%
Wireless Telecommunication Services	37,133	0.1%
Other**	10,031,298	23.5%
Total	$42,612,428	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 163

Repurchase Agreements(a)(b) (464.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $15,223,185	$15,221,000	$15,221,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,221,000)		15,221,000
TOTAL INVESTMENT SECURITIES (Cost $15,221,000)—464.9%		15,221,000
Net other assets (liabilities)—(364.9)%(c)		(11,947,077)
NET ASSETS—100.0%		$3,273,923

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $555,000.
(c)	Amount includes $11,936,065 of net payable for capital shares redeemed.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond,4.75%, due 11/15/53	Citibank North America	2/15/24	5.55%	$2,052,431	$(67,628)
30-Year U.S. Treasury Bond, 4.75%, due 11/15/53	Societe’ Generale	2/15/24	5.57%	1,986,928	28,842
				$4,039,359	$(38,786)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (72.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,373	$66,810
Ameren Corp. (Multi-Utilities)	1,415	98,442
American Electric Power Co., Inc. (Electric Utilities)	2,830	221,136
American Water Works Co., Inc. (Water Utilities)	1,048	129,973
Atmos Energy Corp. (Gas Utilities)	799	91,038
CenterPoint Energy, Inc. (Multi-Utilities)	3,397	94,912
CMS Energy Corp. (Multi-Utilities)	1,570	89,741
Consolidated Edison, Inc. (Multi-Utilities)	1,858	168,892
Constellation Energy Corp. (Electric Utilities)	1,719	209,718
Dominion Energy, Inc. (Multi-Utilities)	4,503	205,877
DTE Energy Co. (Multi-Utilities)	1,110	117,016
Duke Energy Corp. (Electric Utilities)	4,148	397,503
Edison International (Electric Utilities)	2,063	139,211
Entergy Corp. (Electric Utilities)	1,138	113,527
Evergy, Inc. (Electric Utilities)	1,236	62,752
Eversource Energy (Electric Utilities)	1,880	101,934
Exelon Corp. (Electric Utilities)	5,357	186,477
FirstEnergy Corp. (Electric Utilities)	2,779	101,934
NextEra Energy, Inc. (Electric Utilities)	11,042	647,392
NiSource, Inc. (Multi-Utilities)	2,224	57,757
NRG Energy, Inc. (Electric Utilities)	1,215	64,444
PG&E Corp. (Electric Utilities)	11,482	193,701
Pinnacle West Capital Corp. (Electric Utilities)	610	42,029
PPL Corp. (Electric Utilities)	3,967	103,935
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,682	155,529
Sempra (Multi-Utilities)	3,387	242,375
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,604	60,115
The Southern Co. (Electric Utilities)	5,869	408,013
WEC Energy Group, Inc. (Multi-Utilities)	1,698	137,130
Xcel Energy, Inc. (Electric Utilities)	2,970	177,814
TOTAL COMMON STOCKS (Cost $1,733,770)		4,887,127

Repurchase Agreements(a)(b) (24.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%–5.19%, dated 1/31/24, due 2/1/24, total to be received $1,655,238	$1,655,000	$1,655,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,655,000)		1,655,000
TOTAL INVESTMENT SECURITIES (Cost $3,388,770)—96.9%		6,542,127
Net other assets (liabilities)—3.1%		208,067
NET ASSETS—100.0%		$6,750,194

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $1,188,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	2/23/24	5.93%	$2,201,344	$14,624
S&P Utilities Select Sector Index	UBS AG	2/23/24	5.68%	3,061,846	28,451
				$5,263,190	$43,075

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Electric Utilities	$3,238,330	47.9%
Gas Utilities	91,038	1.4%
Independent Power and Renewable Electricity Producers	60,115	0.9%
Multi-Utilities	1,367,671	20.3%
Water Utilities	129,973	1.9%
Other**	1,863,067	27.6%
Total	$6,750,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

166 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund
ASSETS:
Total Investment Securities, at cost	$1,351,000	$18,056,004	$8,450,450	$7,113,000
Securities, at value(a)	—	11,739,058	8,132,176	—
Repurchase agreements, at value	1,351,000	6,362,000	2,356,000	7,113,000
Total Investment Securities, at value	1,351,000	18,101,058	10,488,176	7,113,000
Cash	4,135	549	347	1,251
Segregated cash balances for futures contracts with brokers	21,560	21,560	—	25,960
Segregated cash balances for credit default swap agreements with brokers	90,174	1,309,164	—	—
Segregated cash balances for swap agreements with custodian	—	—	455	151
Dividends and interest receivable	194	39,831	5,394	1,021
Receivable for capital shares issued	216	101,590	174,305	431,414
Receivable for closed swap agreements	3,602	—	—	—
Due from Advisor under a Receivables Agreement	292,998	—	—	—
Due from Advisor under an expense limitation agreement	240	—	—	—
Unrealized appreciation on swap agreements	—	—	—	109,519
Variation margin on futures contracts	—	8,531	—	8,050
Variation margin on credit default swap agreements	7,837	—	—	—
Prepaid expenses	21,105	17,551	10,482	18,886
TOTAL ASSETS	1,793,061	19,599,834	10,679,159	7,709,252
LIABILITIES:
Payable for collateral for securities loaned	—	—	41,513	—
Payable for capital shares redeemed	—	330,622	300,470	16,933
Unrealized depreciation on swap agreements	—	—	161,803	—
Variation margin on futures contracts	8,531	—	—	—
Variation margin on credit default swap agreements	—	74,527	—	—
Advisory fees payable	—	12,313	6,627	9,423
Management services fees payable	—	2,463	1,326	1,885
Administration fees payable	129	1,389	359	649
Distribution and services fees payable—Service Class	16	1,664	293	449
Transfer agency fees payable	129	1,683	924	1,054
Fund accounting fees payable	72	781	457	663
Compliance services fees payable	10	117	40	40
Service fees payable	8	88	49	75
Other accrued expenses	953	20,892	11,090	8,617
TOTAL LIABILITIES	9,848	446,539	524,951	39,788
Commitments and contingencies (Note 4)
NET ASSETS	$1,783,213	$19,153,295	$10,154,208	$7,669,464
NET ASSETS CONSIST OF:
Capital	$7,199,415	$20,177,656	$12,489,080	$77,433,717
Total distributable earnings (loss)	(5,416,202)	(1,024,361)	(2,334,872)	(69,764,253)
NET ASSETS	$1,783,213	$19,153,295	$10,154,208	$7,669,464
NET ASSETS:
Investor Class	$1,764,462	$17,182,610	$9,665,611	$7,146,166
Service Class	18,751	1,970,685	488,597	523,298
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	58,777	564,033	215,252	529,853
Service Class	745	65,145	11,979	43,172
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$30.02	$30.46	$44.90	$13.49
Service Class	25.17	30.25	40.79	12.12
(a) Includes securities on loan valued at:	$—	$—	$38,886	$—

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 167

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund

$100,476,639	$30,960,696	$6,093,210	$19,661,267	$2,537,159	$14,645,972
81,826,728	35,015,486	6,345,831	23,927,031	2,460,499	22,339,475
27,915,000	15,209,000	1,623,000	8,442,000	1,015,000	6,646,000
109,741,728	50,224,486	7,968,831	32,369,031	3,475,499	28,985,475
37	281	36	142	734	408
—	90,860	—	—	—	—
—	—	—	—	—	—
1,371	844	317	603	198	400,124
24,869	22,424	7,497	12,191	3,628	27,278
126,080	1,734,842	69,737	181,532	165,930	379,814
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	6,130	—	10,244	673,421
—	—	—	—	—	—
—	—	—	—	—	—
19,912	22,327	12,328	21,661	17,981	10,664
109,913,997	52,096,064	8,064,876	32,585,160	3,674,214	30,477,184

1,303,074	—	—	—	—	—
175,751	491,103	720,969	187,503	274,705	535,164
1,865,892	232,412	1,249	407,288	—	—
—	28,175	—	—	—	—
—	—	—	—	—	—
71,365	30,545	3,587	26,735	745	27,339
14,273	6,109	718	5,347	149	5,468
3,776	1,901	248	1,413	110	1,446
2,885	6,521	266	987	127	824
7,752	7,045	601	2,772	283	3,677
4,543	2,091	303	1,707	143	1,738
515	281	33	184	17	207
511	219	34	191	15	196
77,008	24,743	6,000	35,698	2,553	34,947
3,527,345	831,145	734,008	669,825	278,847	611,006

$106,386,652	$51,264,919	$7,330,868	$31,915,335	$3,395,367	$29,866,178

$69,455,607	$32,558,532	$7,180,573	$17,437,543	$3,047,395	$18,701,791
36,931,045	18,706,387	150,295	14,477,792	347,972	11,164,387
$106,386,652	$51,264,919	$7,330,868	$31,915,335	$3,395,367	$29,866,178

$103,194,511	$47,272,348	$7,090,236	$30,677,068	$3,242,669	$28,740,867
3,192,141	3,992,571	240,632	1,238,267	152,698	1,125,311

1,733,908	772,230	52,359	593,612	48,007	732,549
84,993	85,348	2,243	29,882	2,596	33,664

$59.52	$61.22	$135.42	$51.68	$67.55	$39.23
37.56	46.78	107.28	41.44	58.82	33.43
$1,219,128	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

168 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$1,464,864	$1,286,000	$3,787,727	$6,877,383
Securities, at value(a)	2,058,117	—	4,949,760	11,904,867
Repurchase agreements, at value	9,000	1,286,000	1,794,000	3,777,000
Total Investment Securities, at value	2,067,117	1,286,000	6,743,760	15,681,867
Cash	628	460	892	963
Segregated cash balances for swap agreements with custodian	—	901	11,527	10,468
Dividends and interest receivable	4,906	185	6,994	19,722
Receivable for investments sold	884,207	—	—	—
Receivable for capital shares issued	1,650	1,787	183,621	838,726
Due from Advisor under an expense limitation agreement	—	2,309	—	—
Unrealized appreciation on forward currency contracts	—	3,796	—	—
Unrealized appreciation on swap agreements	—	—	270,470	13,971
Prepaid expenses	10,376	10,820	16,590	10,309
Receivable for tax reclaims	4,953	—	—	—
TOTAL ASSETS	2,973,837	1,306,258	7,233,854	16,576,026
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	467,692	—	—	—
Payable for capital shares redeemed	907,177	—	308,806	2,559
Unrealized depreciation on forward currency contracts	—	4,938	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	1,180	—	9,986	9,919
Management services fees payable	236	—	1,997	1,984
Administration fees payable	112	58	549	526
Distribution and services fees payable—Service Class	416	10	334	822
Transfer agency fees payable	290	125	1,016	1,356
Fund accounting fees payable	123	59	680	649
Compliance services fees payable	11	6	41	75
Service fees payable	13	7	74	71
Other accrued expenses	6,530	9,377	12,831	11,876
TOTAL LIABILITIES	1,383,780	14,580	336,314	29,837
Commitments and contingencies (Note 4)
NET ASSETS	$1,590,057	$1,291,678	$6,897,540	$16,546,189
NET ASSETS CONSIST OF:
Capital	$5,793,403	$3,969,249	$4,568,178	$10,178,191
Total distributable earnings (loss)	(4,203,346)	(2,677,571)	2,329,362	6,367,998
NET ASSETS	$1,590,057	$1,291,678	$6,897,540	$16,546,189
NET ASSETS:
Investor Class	$1,101,078	$1,284,760	$6,524,757	$15,582,347
Service Class	488,979	6,918	372,783	963,842
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	74,180	92,670	208,197	149,530
Service Class	30,270	560	14,669	11,580
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.84	$13.86	$31.34	$104.21
Service Class	16.15	12.35	25.41	83.23
(a) Includes securities on loan valued at:	$320,312	$—	$—	$—

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 169

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund

$3,670,241	$64,280,086	$13,724,876	$56,204,881	$2,437,013	$2,576,584
3,396,014	73,589,573	19,991,175	58,986,101	3,867,964	3,585,143
1,857,000	23,993,000	87,000	—	859,000	1,000
5,253,014	97,582,573	20,078,175	58,986,101	4,726,964	3,586,143
588	47	175	3,758	277	546
289	213	—	—	554	—
4,330	3,446	4,137	58,189	3,436	974
—	—	—	399,115	—	—
283,761	73,110	9,457	37,889	182,438	—
—	—	—	—	—	—
—	—	—	—	—	—
59,200	—	—	—	—	—
19,280	19,530	15,611	30,796	10,078	11,209
—	—	—	—	—	—
5,620,462	97,678,919	20,107,555	59,515,848	4,923,747	3,598,872

—	—	—	5,625	—	—
—	—	—	—	—	15,469
200,504	1,008,762	44,480	191,418	51,282	5,946
—	—	—	—	—	—
—	843,662	—	—	25,894	—
8,215	58,231	9,411	32,597	2,395	1,511
1,643	11,646	1,882	6,519	479	302
472	3,087	585	1,817	161	165
211	3,845	1,301	1,934	606	466
806	6,983	1,521	4,281	616	495
588	3,708	668	1,974	201	245
38	426	80	154	29	21
64	419	67	209	22	19
12,958	69,398	12,499	49,774	3,620	2,546
225,499	2,010,167	72,494	296,302	85,305	27,185

$5,394,963	$95,668,752	$20,035,061	$59,219,546	$4,838,442	$3,571,687

$2,867,357	$94,631,690	$13,333,939	$56,120,477	$4,797,030	$2,757,052
2,527,606	1,037,062	6,701,122	3,099,069	41,412	814,635
$5,394,963	$95,668,752	$20,035,061	$59,219,546	$4,838,442	$3,571,687

$5,147,044	$87,959,473	$18,486,121	$56,882,428	$4,130,486	$3,019,498
247,919	7,709,279	1,548,940	2,337,118	707,956	552,189

95,959	2,161,989	131,943	575,697	40,950	32,313
5,576	294,979	14,178	27,484	8,165	8,062

$53.64	$40.68	$140.11	$98.81	$100.87	$93.45
44.46	26.14	109.25	85.04	86.71	68.49
$—	$—	$—	$—	$—	$14,582

See accompanying notes to the financial statements.

170 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$11,452,821	$2,251,726	$109,155,279	$14,280,947
Securities, at value(a)	9,962,771	2,780,367	71,612,335	13,114,340
Repurchase agreements, at value	3,034,000	1,000	72,942,000	5,494,000
Total Investment Securities, at value	12,996,771	2,781,367	144,554,335	18,608,340
Cash	354	637	438	879
Segregated cash balances for futures contracts with brokers	—	—	428,340	—
Segregated cash balances for swap agreements with custodian	320	—	355	1,379
Dividends and interest receivable	2,547	772	21,451	789
Receivable for capital shares issued	28,486	450	1,679,493	124,673
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	3,306
Prepaid expenses	15,568	10,710	53,372	11,412
TOTAL ASSETS	13,044,046	2,793,936	146,737,784	18,750,778
LIABILITIES:
Payable for collateral for securities loaned	24,900	12,958	260,237	—
Payable for capital shares redeemed	7,622	4,056	2,541,581	783,144
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	62,374	—	1,815,978	20,923
Variation margin on futures contracts	—	—	76,175	—
Advisory fees payable	6,007	225	76,893	9,032
Management services fees payable	1,201	45	16,477	1,807
Administration fees payable	397	114	5,127	477
Distribution and services fees payable—Service Class	1,713	475	6,978	1,694
Transfer agency fees payable	1,032	351	12,937	1,510
Fund accounting fees payable	527	206	5,256	581
Compliance services fees payable	34	14	654	84
Service fees payable	46	13	590	65
Other accrued expenses	8,633	875	133,149	8,337
TOTAL LIABILITIES	114,486	19,332	4,952,032	827,654
Commitments and contingencies (Note 4)
NET ASSETS	$12,929,560	$2,774,604	$141,785,752	$17,923,124
NET ASSETS CONSIST OF:
Capital	$12,932,293	$2,652,053	$95,564,151	$34,186,921
Total distributable earnings (loss)	(2,733)	122,551	46,221,601	(16,263,797)
NET ASSETS	$12,929,560	$2,774,604	$141,785,752	$17,923,124
NET ASSETS:
Investor Class	$8,606,039	$2,269,527	$133,911,411	$15,940,582
Service Class	4,323,521	505,077	7,874,341	1,982,542
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	77,994	22,543	899,095	164,659
Service Class	50,295	6,390	68,394	23,480
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$110.34	$100.68	$148.94	$96.81
Service Class	85.96	79.04	115.13	84.44
(a) Includes securities on loan valued at:	$23,571	$12,315	$249,621	$—

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 171

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund

$2,631,755	$16,060,356	$2,812,230	$13,246,000	$1,171,000	$9,641,000
2,491,174	16,830,346	3,523,310	—	—	—
873,000	6,450,000	1,090,000	13,246,000	1,171,000	9,641,000
3,364,174	23,280,346	4,613,310	13,246,000	1,171,000	9,641,000
389	687	258	724	852	6,085
—	—	—	—	—	—
855	171	323	—	—	—
4,426	942	4,054	1,901	168	1,384
129,588	131,719	174,880	10,971,660	445	223,305
—	—	—	—	—	8,314
—	—	—	—	—	676,323
—	—	—	—	617	—
—	—	—	—	—	38,719
—	—	—	—	—	—
9,304	14,809	10,344	25,759	19,998	21,023
3,508,736	23,428,674	4,803,169	24,246,044	1,193,080	10,616,153

—	—	—	—	—	—
252,101	474,617	26,069	8,725	1,833	87,187
—	—	—	—	—	32,108
12,643	241,692	50,591	311,849	10,544	—
—	—	—	—	—	—
990	14,349	1,901	6,696	—	2,233
198	2,870	380	1,339	—	447
109	756	173	355	43	415
229	1,029	229	1,137	132	57
305	2,215	483	1,466	169	1,582
142	914	217	425	51	423
16	110	22	95	13	51
15	102	23	48	6	48
2,910	16,325	2,122	6,305	1,001	1,367
269,658	754,979	82,210	338,440	13,792	125,918

$3,239,078	$22,673,695	$4,720,959	$23,907,604	$1,179,288	$10,490,235

$4,038,623	$85,946,317	$7,607,568	$64,947,483	$4,693,270	$12,687,617
(799,545)	(63,272,622)	(2,886,609)	(41,039,879)	(3,513,982)	(2,197,382)
$3,239,078	$22,673,695	$4,720,959	$23,907,604	$1,179,288	$10,490,235

$3,054,973	$21,516,599	$4,485,986	$19,397,202	$1,045,438	$10,409,010
184,105	1,157,096	234,973	4,510,402	133,850	81,225

122,854	569,957	117,848	498,769	71,774	351,275
8,938	36,717	6,651	128,828	9,922	3,208

$24.87	$37.75	$38.07	$38.89	$14.57	$29.63
20.60	31.51	35.33	35.01	13.49	25.32
$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

172 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund
ASSETS:
Total Investment Securities, at cost	$99,726,151	$721,000	$2,617,000	$4,852,000
Securities, at value(a)	114,193,227	—	—	—
Repurchase agreements, at value	64,065,000	721,000	2,617,000	4,852,000
Total Investment Securities, at value	178,258,227	721,000	2,617,000	4,852,000
Cash	222	932	2,453	884
Segregated cash balances for futures contracts with brokers	—	—	38,940	—
Segregated cash balances for swap agreements with custodian	1,195	445	825	376
Dividends and interest receivable	57,217	103	376	696
Receivable for investments sold	18,515,084	—	—	—
Receivable for capital shares issued	4,913,316	158,841	157,760	31,757
Due from Advisor under an expense limitation agreement	—	2,891	—	7,541
Unrealized appreciation on swap agreements	—	—	58,175	43,170
Variation margin on futures contracts	—	—	6,925	—
Prepaid expenses	19,855	12,783	42,184	13,173
TOTAL ASSETS	201,765,116	896,995	2,924,638	4,949,597
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	163,664	—	—	—
Payable for capital shares redeemed	2,282,598	246,166	58,822	44,515
Unrealized depreciation on swap agreements	3,083,832	22,943	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	112,272	—	1,248	—
Management services fees payable	22,455	—	250	—
Administration fees payable	5,969	27	295	128
Distribution and services fees payable—Service Class	8,404	30	155	53
Transfer agency fees payable	13,072	94	436	260
Fund accounting fees payable	7,155	33	302	154
Compliance services fees payable	702	4	19	17
Service fees payable	807	4	34	17
Other accrued expenses	153,212	250	2,521	9,000
TOTAL LIABILITIES	5,854,142	269,551	64,082	54,144
Commitments and contingencies (Note 4)
NET ASSETS	$195,910,974	$627,444	$2,860,556	$4,895,453
NET ASSETS CONSIST OF:
Capital	$90,602,456	$2,807,178	$22,299,597	$14,669,265
Total distributable earnings (loss)	105,308,518	(2,179,734)	(19,439,041)	(9,773,812)
NET ASSETS	$195,910,974	$627,444	$2,860,556	$4,895,453
NET ASSETS:
Investor Class	$188,793,337	$583,295	$2,647,456	$4,863,249
Service Class	7,117,637	44,149	213,100	32,204
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	931,115	38,423	49,356	369,220
Service Class	48,457	3,188	4,554	2,520
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$202.76	$15.18	$53.64	$13.17
Service Class	146.89	13.85	46.79	12.78
(a) Includes securities on loan valued at:	$141,683	$—	$—	$—

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 173

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund

$1,916,000	$1,098,000	$3,295,205	$2,552,674	$1,771,833	$35,733,503
—	—	4,436,991	2,235,964	2,163,557	51,555,209
1,916,000	1,098,000	—	1,203,000	—	16,467,000
1,916,000	1,098,000	4,436,991	3,438,964	2,163,557	68,022,209
39	240	429	575	—	176
—	—	—	28,600	—	—
106	67,360	—	1,113	—	1,772
275	158	1,201	772	2,077	15,592
—	—	—	35	—	—
166,498	40,750	—	1,150,275	11,051	98,583
390	6,368	—	—	—	—
27,269	38,796	—	—	—	—
—	—	—	—	—	—
9,692	27,183	12,079	13,021	11,505	19,637
2,120,269	1,278,855	4,450,700	4,633,355	2,188,190	68,157,969

—	—	—	—	2,385	—
—	—	354	—	—	—
—	—	8,759	28,993	27,806	—
20,261	—	45,512	245,767	3,584	718,007
—	—	—	55,843	—	1,038,487
—	—	—	5,000	—	—
—	—	1,252	1,029	731	56,207
—	—	250	206	146	11,242
65	64	176	194	148	2,982
77	52	647	284	423	5,570
158	154	454	716	450	6,953
77	65	284	799	291	3,589
10	50	20	18	19	347
9	7	20	22	17	403
1,485	1,103	1,295	3,063	438	68,506
22,142	1,495	59,023	341,934	36,438	1,912,293

$2,098,127	$1,277,360	$4,391,677	$4,291,421	$2,151,752	$66,245,676

$7,043,648	$14,530,182	$3,252,600	$3,183,754	$2,588,006	$23,529,304
(4,945,521)	(13,252,822)	1,139,077	1,107,667	(436,254)	42,716,372
$2,098,127	$1,277,360	$4,391,677	$4,291,421	$2,151,752	$66,245,676

$2,013,101	$1,210,542	$3,630,905	$3,960,727	$1,686,205	$61,086,200
85,026	66,818	760,772	330,694	465,547	5,159,476

226,447	39,477	35,983	39,449	16,938	460,827
11,114	2,355	10,026	4,122	5,957	49,726

$8.89	$30.66	$100.91	$100.40	$99.55	$132.56
7.65	28.37	75.88	80.23	78.15	103.76
$—	$—	$8,302	$26,835	$25,532	$—

See accompanying notes to the financial statements.

174 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$6,758,000	$66,520,845	$19,108,604	$16,716,980
Securities, at value(a)	—	79,032,378	18,155,060	23,932,732
Repurchase agreements, at value	6,758,000	42,724,000	4,786,000	8,979,000
Total Investment Securities, at value	6,758,000	121,756,378	22,941,060	32,911,732
Cash	930	671	433	10,810
Segregated cash balances for futures contracts with brokers	38,940	519,200	—	314,160
Segregated cash balances for swap agreements with custodian	—	672	667	359
Dividends and interest receivable	970	58,661	7,512	16,567
Receivable for capital shares issued	1,586,030	849,580	214,235	273,224
Unrealized appreciation on swap agreements	217,115	—	—	—
Variation margin on futures contracts	12,075	—	—	—
Prepaid expenses	15,511	61,384	24,734	13,985
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	8,629,571	123,246,546	23,188,641	33,540,837
LIABILITIES:
Payable for collateral for securities loaned	—	—	811,040	—
Payable for capital shares redeemed	197,428	813,368	321,567	350,587
Unrealized depreciation on swap agreements	—	2,673,226	637,163	204,966
Variation margin on futures contracts	—	161,000	—	28,220
Advisory fees payable	4,832	72,864	15,152	21,750
Management services fees payable	966	14,573	3,031	4,350
Administration fees payable	323	4,536	935	1,354
Distribution and services fees payable—Service Class	84	2,541	571	1,115
Transfer agency fees payable	793	11,599	2,095	3,414
Fund accounting fees payable	330	4,776	964	1,389
Compliance services fees payable	48	616	122	163
Service fees payable	37	522	108	156
Other accrued expenses	4,334	74,235	30,077	26,469
TOTAL LIABILITIES	209,175	3,833,856	1,822,825	643,933
Commitments and contingencies (Note 4)
NET ASSETS	$8,420,396	$119,412,690	$21,365,816	$32,896,904
NET ASSETS CONSIST OF:
Capital	$110,492,022	$80,608,818	$72,671,163	$17,951,522
Total distributable earnings (loss)	(102,071,626)	38,803,872	(51,305,347)	14,945,382
NET ASSETS	$8,420,396	$119,412,690	$21,365,816	$32,896,904
NET ASSETS:
Investor Class	$8,309,265	$116,731,712	$20,823,614	$31,407,202
Service Class	111,131	2,680,978	542,202	1,489,702
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	565,141	1,146,200	1,052,645	460,838
Service Class	8,575	35,482	31,679	26,246
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.70	$101.84	$19.78	$68.15
Service Class	12.96	75.56	17.12	56.76
(a) Includes securities on loan valued at:	$—	$—	$766,394	$—

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 175

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$3,423,177	$3,664,000	$21,470,000	$6,096,906	$31,885,505	$496,931,746
5,033,854	—	—	8,724,921	27,356,367	641,072,355
951,000	3,664,000	21,470,000	1,237,000	14,221,000	237,157,000
5,984,854	3,664,000	21,470,000	9,961,921	41,577,367	878,229,355
606	510	210	762	885	2,842,120
—	—	3,255,120	—	166,100	6,425,100
348	399	—	683	8,422	293,407
15,692	526	3,081	87,627	9,497	133,966
187,734	135,904	2,826	306,858	308,627	2,956,400
—	—	—	—	—	—
—	—	—	—	—	—
23,755	22,230	21,312	13,987	23,175	186,466
325	—	—	—	—	—
6,213,314	3,823,569	24,752,549	10,371,838	42,094,073	891,066,814

356,385	—	—	512,934	123,073	2,406,133
144,167	550,158	936,734	59,409	26,462	8,045,637
119,055	49,184	1,404	94,914	1,118,431	28,290,248
—	—	75,935	—	52,600	1,142,625
3,014	932	15,688	6,508	24,679	533,571
603	187	2,615	1,302	4,936	106,715
239	124	817	404	1,533	33,220
89	108	269	202	1,787	14,796
661	327	2,372	1,959	3,225	82,622
259	148	833	422	1,685	33,888
35	19	95	55	181	4,222
28	17	94	46	177	3,825
5,598	3,056	15,145	6,483	27,873	713,046
630,133	604,260	1,052,001	684,638	1,386,642	41,410,548

$5,583,181	$3,219,309	$23,700,548	$9,687,200	$40,707,431	$849,656,266

$11,058,346	$3,196,636	$19,263,352	$37,365,763	$35,765,238	$592,862,686
(5,475,165)	22,673	4,437,196	(27,678,563)	4,942,193	256,793,580
$5,583,181	$3,219,309	$23,700,548	$9,687,200	$40,707,431	$849,656,266

$5,484,178	$3,007,328	$23,552,183	$9,504,837	$36,489,609	$832,185,771
99,003	211,981	148,365	182,363	4,217,822	17,470,495

133,016	172,061	495,015	510,543	660,741	9,969,801
2,668	14,184	3,928	10,115	98,778	302,737

$41.23	$17.48	$47.58	$18.62	$55.23	$83.47
37.11	14.95	37.77	18.03	42.70	57.71
$344,140	$—	$—	$494,316	$116,496	$2,307,422

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$1,586,000	$2,245,000	$424,000	$1,909,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	1,586,000	2,245,000	424,000	1,909,000
Total Investment Securities, at value	1,586,000	2,245,000	424,000	1,909,000
Cash	976	650	724	986
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	943	154	333	797
Dividends and interest receivable	228	322	61	274
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	611,764	448,118	2,540	2,964
Due from Advisor under an expense limitation agreement	2,416	—	1,099	219
Unrealized appreciation on swap agreements	94,236	24,091	14,485	26,010
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	19,206	9,200	22,550	20,734
TOTAL ASSETS	2,315,769	2,727,535	465,792	1,960,984
LIABILITIES:
Payable for capital shares redeemed	57,288	166,497	66,121	65,565
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	27	—	—
Management services fees payable	—	6	—	—
Administration fees payable	56	103	30	72
Distribution and services fees payable—Service Class	15	78	12	6
Transfer agency fees payable	178	266	98	164
Fund accounting fees payable	67	105	36	86
Compliance services fees payable	11	14	4	11
Service fees payable	8	12	4	10
Other accrued expenses	1,318	1,526	1,607	873
TOTAL LIABILITIES	58,941	168,634	67,912	66,787
Commitments and contingencies (Note 4)
NET ASSETS	$2,256,828	$2,558,901	$397,880	$1,894,197
NET ASSETS CONSIST OF:
Capital	$11,833,851	$27,336,277	$13,546,479	$20,355,816
Total distributable earnings (loss)	(9,577,023)	(24,777,376)	(13,148,599)	(18,461,619)
NET ASSETS	$2,256,828	$2,558,901	$397,880	$1,894,197
NET ASSETS:
Investor Class	$2,233,293	$2,451,575	$382,285	$1,889,904
Service Class	23,535	107,326	15,595	4,293
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	278,748	162,812	18,710	99,601
Service Class	3,391	8,322	851	256
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$8.01	$15.06	$20.43	$18.97
Service Class	6.94	12.90	18.33	16.77

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2024 (unaudited) :: Statements of Assets and Liabilities :: 177

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$798,000	$1,190,000	$690,000	$15,513,000	$2,984,000	$33,383,925
—	—	—	—	—	32,581,130
798,000	1,190,000	690,000	15,513,000	2,984,000	12,311,000
798,000	1,190,000	690,000	15,513,000	2,984,000	44,892,130
6,178	700	158	10,012	6,026	233
71,280	—	—	155,760	85,800	400,400
—	—	—	96,616	13,859	91,373
114	171	99	2,227	428	9,611
—	—	—	—	—	514
370,089	31,525	39,000	1,252,279	1,401,113	321,024
—	2,360	1,084	—	—	—
5,773	20,328	29,333	785,487	185,485	—
1,437	—	—	27,700	15,000	—
17,934	12,941	19,939	47,750	19,941	31,642
1,270,805	1,258,025	779,613	17,890,831	4,711,652	45,746,927

2,662	20,503	2,275	1,121,127	39,595	1,180,182
—	—	—	—	—	1,782,178
—	—	—	—	—	70,000
3	—	—	10,352	2,015	29,076
—	—	—	2,070	403	5,815
42	54	38	657	216	1,803
48	25	23	53	179	182
90	153	99	1,623	559	4,475
43	65	39	670	221	2,439
5	9	5	100	26	255
5	7	4	76	25	208
990	161	2,138	8,456	3,401	57,886
3,888	20,977	4,621	1,145,184	46,640	3,134,499

$1,266,917	$1,237,048	$774,992	$16,745,647	$4,665,012	$42,612,428

$12,372,455	$18,675,389	$12,020,109	$115,279,829	$59,599,502	$63,862,098
(11,105,538)	(17,438,341)	(11,245,117)	(98,534,182)	(54,934,490)	(21,249,670)
$1,266,917	$1,237,048	$774,992	$16,745,647	$4,665,012	$42,612,428

$1,266,355	$1,214,509	$748,086	$16,686,938	$4,501,068	$42,273,281
562	22,539	26,906	58,709	163,944	339,147

225,275	268,313	19,109	422,130	694,430	755,993
113	5,666	792	1,591	27,926	7,639

$5.62	$4.53	$39.15	$39.53	$6.48	$55.92
4.97	3.98	33.97	36.90	5.87	44.40

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: January 31, 2024 (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$15,221,000	$3,388,770
Securities, at value	—	4,887,127
Repurchase agreements, at value	15,221,000	1,655,000
Total Investment Securities, at value	15,221,000	6,542,127
Cash	841	498
Segregated cash balances for swap agreements with custodian	—	788
Dividends and interest receivable	2,185	2,550
Receivable for capital shares issued	102,409	301,635
Unrealized appreciation on swap agreements	28,842	43,075
Prepaid expenses	34,636	12,072
TOTAL ASSETS	15,389,913	6,902,745
LIABILITIES:
Payable for capital shares redeemed	12,038,474	142,719
Unrealized depreciation on swap agreements	67,628	—
Advisory fees payable	3,992	3,682
Management services fees payable	1,198	736
Administration fees payable	372	222
Distribution and services fees payable—Service Class	1,365	257
Transfer agency fees payable	1,032	653
Fund accounting fees payable	379	274
Compliance services fees payable	48	37
Service fees payable	43	30
Other accrued expenses	1,459	3,941
TOTAL LIABILITIES	12,115,990	152,551
Commitments and contingencies (Note 4)
NET ASSETS	$3,273,923	$6,750,194
NET ASSETS CONSIST OF:
Capital	$10,837,353	$12,406,279
Total distributable earnings (loss)	(7,563,430)	(5,656,085)
NET ASSETS	$3,273,923	$6,750,194
NET ASSETS:
Investor Class	$3,164,957	$6,296,548
Service Class	108,966	453,646
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	84,761	123,093
Service Class	3,255	9,537
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$37.34	$51.15
Service Class	33.48	47.57

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

180 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$110,881	$—
Interest	45,702	460,286	45,023	263,370
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	98	—
TOTAL INVESTMENT INCOME	45,702	460,286	156,002	263,370
EXPENSES:
Advisory fees	7,759	74,198	29,372	37,304
Management services fees	1,552	14,840	5,874	7,461
Administration fees	692	7,011	4,115	4,527
Distribution and services fees—Service Class	98	10,077	1,334	3,456
Transfer agency fees	519	6,513	2,774	2,921
Administrative services fees	2,856	28,526	11,192	11,590
Registration and filing fees	16,926	21,506	16,700	26,168
Custody fees	187	5,062	774	773
Fund accounting fees	525	5,780	2,454	2,416
Trustee fees	26	317	99	89
Compliance services fees	11	133	52	44
Service fees	69	748	288	311
Other fees	1,896	11,736	7,644	6,971
Total Gross Expenses before reductions	33,116	186,447	82,672	104,031
Expenses reduced and reimbursed by the Advisor	(14,526)	—	(881)	(4,063)
Fees paid indirectly	(76)	(272)	(140)	(192)
TOTAL NET EXPENSES	18,514	186,175	81,651	99,776
NET INVESTMENT INCOME (LOSS)	27,188	274,111	74,351	163,594
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(7,965)	347,711	—
Net realized gains (losses) on futures contracts	41,696	(54,514)	—	(19,322)
Net realized gains (losses) on swap agreements	(84,684)	309,778	578,607	(1,121,046)
Change in net unrealized appreciation/depreciation on investment securities	—	(120,888)	(105,026)	—
Change in net unrealized appreciation/depreciation on futures contracts	(54,992)	44,136	—	3,620
Change in net unrealized appreciation/depreciation on swap agreements	1,500	(73,420)	(343,855)	178,189
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(96,480)	97,127	477,437	(958,559)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,292)	$371,238	$551,788	$(794,965)

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 181

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$46,580	$287,924	$28,283	$110,070	$42,890	$517,313
952,044	442,802	43,032	208,952	20,070	233,128
—	(82)	—	—	—	—
47,999	2	5	—	—	—
1,046,623	730,646	71,320	319,022	62,960	750,441

372,508	193,585	25,804	136,228	12,546	148,036
74,502	38,717	5,161	27,246	2,509	29,607
43,764	22,122	3,149	16,675	1,611	16,675
13,823	44,440	2,599	5,821	813	5,901
23,580	21,826	2,103	8,725	1,051	11,241
128,700	40,164	8,406	48,668	4,036	46,341
18,683	20,629	16,108	20,426	18,228	21,121
9,196	9,372	721	2,986	323	4,352
24,233	13,316	1,784	9,239	953	9,419
1,015	511	75	383	37	352
534	286	39	198	19	207
3,081	1,600	223	1,173	114	1,220
71,562	28,700	5,100	27,397	3,383	27,890
785,181	435,268	71,272	305,165	45,623	322,362
—	—	(7,323)	—	(14,955)	—
(1,756)	(396)	(108)	(282)	(68)	(2,936)
783,425	434,872	63,841	304,883	30,600	319,426
263,198	295,774	7,479	14,139	32,360	431,015

(4,686,780)	4,390,483	14,752	1,567,823	(23,878)	588,907
—	67,476	—	—	—	—
11,047,080	1,765,232	424,899	(1,016,685)	(167,062)	(2,585,208)
(3,651,322)	(2,214,260)	409,480	(2,466,499)	(92,452)	(2,303,861)
—	(12,670)	—	—	—	—
(2,597,619)	(381,240)	(213,026)	(745,979)	17,275	225,460
111,359	3,615,021	636,105	(2,661,340)	(266,117)	(4,074,702)
$374,557	$3,910,795	$643,584	$(2,647,201)	$(233,757)	$(3,643,687)

See accompanying notes to the financial statements.

182 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$48,717	$—	$53,790	$97,773
Interest	1,464	30,563	49,168	96,753
Foreign tax withholding	(4,144)	—	—	—
Net income from securities lending	1,002	—	—	—
TOTAL INVESTMENT INCOME	47,039	30,563	102,958	194,526
EXPENSES:
Advisory fees	9,848	4,428	30,610	56,191
Management services fees	1,970	886	6,122	11,238
Administration fees	2,755	853	3,864	6,760
Distribution and services fees—Service Class	1,443	50	1,876	4,709
Transfer agency fees	2,309	562	2,300	4,494
Administrative services fees	4,511	1,961	11,562	17,339
Registration and filing fees	24,178	23,328	16,159	15,803
Custody fees	5,122	7,505	619	1,021
Fund accounting fees	1,683	475	2,323	3,858
Trustee fees	73	20	90	156
Compliance services fees	33	11	51	82
Licensing fees	—	4,829	1,907	3,411
Service fees	199	60	273	481
Other fees	1,076	2,048	5,263	8,090
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	55,200	47,016	83,019	133,633
Expenses reduced and reimbursed by the Advisor	(30,378)	(36,456)	(5,507)	—
TOTAL NET EXPENSES	24,822	10,560	77,512	133,633
NET INVESTMENT INCOME (LOSS)	22,217	20,003	25,446	60,893
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	373,847	—	501,223	16,345
Net realized gains (losses) on swap agreements	—	—	585,494	3,120
Net realized gains (losses) on forward currency contracts	—	(44,221)	—	—
Change in net unrealized appreciation/depreciation on investment securities	(274,038)	—	508,707	511,462
Change in net unrealized appreciation/depreciation on swap agreements	—	—	304,247	190,282
Change in net unrealized appreciation/depreciation on forward currency contracts	—	16,735	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	99,809	(27,486)	1,899,671	721,209
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$122,026	$(7,483)	$1,925,117	$782,102

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 183

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$44,935	$74,135	$89,485	$256,135	$45,415	$31,830
48,755	458,798	2,759	1,524	32,671	238
—	—	(31)	(52)	—	—
—	182	—	—	—	6
93,690	533,115	92,213	257,607	78,086	32,074

27,821	307,431	61,534	89,595	21,329	17,852
5,564	61,486	12,307	17,919	4,266	3,570
3,639	36,342	8,096	12,284	2,546	1,883
1,185	21,252	6,305	12,052	4,258	2,597
2,043	21,077	5,918	8,549	2,228	1,682
11,370	96,657	18,253	36,766	5,448	3,137
18,492	17,366	17,180	17,187	18,438	16,585
645	6,139	2,883	2,486	479	792
2,229	20,296	4,847	7,678	1,476	1,526
88	863	185	345	59	48
48	459	99	190	31	21
1,853	8,255	643	304	1,270	263
260	2,577	565	863	185	138
4,880	41,949	9,302	14,450	3,396	1,872
—	—	—	7,078	—	—
80,117	642,149	148,117	227,746	65,409	51,966
(12,904)	—	—	—	(10,529)	(7,001)
67,213	642,149	148,117	227,746	54,880	44,965
26,477	(109,034)	(55,904)	29,861	23,206	(12,891)

309,212	1,044,871	1,336,174	3,087,201	11,135	837,106
169,944	6,516,998	—	—	(147,763)	—
—	—	—	—	—	—
(53,509)	5,373,464	26,122	82,873	(300,805)	(1,223,673)
27,836	(2,829,497)	—	—	(160,876)	—
—	—	—	—	—	—
453,483	10,105,836	1,362,296	3,170,074	(598,309)	(386,567)
$479,960	$9,996,802	$1,306,392	$3,199,935	$(575,103)	$(399,458)

See accompanying notes to the financial statements.

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$35,133	$26,777	$290,487	$70,259
Interest	57,335	38	1,740,486	112,921
Foreign tax withholding	—	—	(363)	—
Net income from securities lending	78	110	11,710	—
TOTAL INVESTMENT INCOME	92,546	26,925	2,042,320	183,180
EXPENSES:
Advisory fees	23,811	9,976	432,121	63,677
Management services fees	4,762	1,995	92,598	12,735
Administration fees	3,144	1,232	56,369	7,342
Distribution and services fees—Service Class	6,512	2,736	39,722	13,022
Transfer agency fees	2,610	1,059	40,877	5,807
Administrative services fees	7,565	2,702	147,067	16,480
Registration and filing fees	14,000	15,577	61,040	17,237
Custody fees	549	485	9,804	2,039
Fund accounting fees	2,383	1,216	31,708	4,081
Trustee fees	84	28	1,332	168
Compliance services fees	44	15	724	87
Licensing fees	384	113	25,631	3,790
Service fees	221	87	4,024	521
Other fees	4,008	2,425	64,467	8,393
Total Gross Expenses before reductions	70,077	39,646	1,007,484	155,379
Expenses reduced and reimbursed by the Advisor	(7,053)	(13,235)	—	—
TOTAL NET EXPENSES	63,024	26,411	1,007,484	155,379
NET INVESTMENT INCOME (LOSS)	29,522	514	1,034,836	27,801
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	71,774	290,274	600,927	128,782
Net realized gains (losses) on futures contracts	—	—	482,925	—
Net realized gains (losses) on swap agreements	(5,645)	—	5,828,997	(2,393,833)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	86,569	(353,971)	6,186,677	(2,559,454)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	112,348	—
Change in net unrealized appreciation/depreciation on swap agreements	(78,216)	—	(3,213,461)	(401,000)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	74,482	(63,697)	9,998,413	(5,225,505)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$104,004	$(63,183)	$11,033,249	$(5,197,704)

Amounts designated as ” – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$17,976	$193,116	$30,704	$—	$—	$—
18,090	141,979	26,466	518,879	72,809	263,232
—	(19,923)	—	—	—	—
5,869	251	—	—	—	—
41,935	315,423	57,170	518,879	72,809	263,232

11,810	82,210	16,183	74,672	10,540	40,060
2,362	16,442	3,237	14,934	2,108	8,012
1,573	9,888	1,935	7,890	1,195	4,373
1,376	6,484	1,378	6,945	2,061	347
1,084	7,056	1,378	5,888	1,017	4,866
3,868	21,884	4,761	21,395	2,873	5,404
16,820	17,709	15,974	28,847	18,117	15,670
331	3,032	409	2,227	433	4,199
946	5,473	1,134	4,684	693	2,370
37	224	45	179	24	93
19	119	24	97	12	50
812	2,063	943	—	—	31,798
112	696	138	621	95	307
2,508	11,314	4,174	10,045	2,455	5,557
43,658	184,594	51,713	178,424	41,623	123,106
(14,252)	—	(9,693)	—	(14,547)	(27,685)
29,406	184,594	42,020	178,424	27,076	95,421
12,529	130,829	15,150	340,455	45,733	167,811

(61,481)	(1,030,808)	(78,212)	—	—	—
—	—	—	—	—	—
(73,111)	(2,349,910)	(131,813)	(490,101)	46,913	—
—	—	—	—	—	277,353
(40,706)	(1,686,261)	39,473	—	—	—
—	—	—	—	—	—
(109,706)	(205,222)	61,431	(513,169)	(37,847)	—
—	—	—	—	—	(73,677)
(285,004)	(5,272,201)	(109,121)	(1,003,270)	9,066	203,676
$(272,475)	$(5,141,372)	$(93,971)	$(662,815)	$54,799	$371,487

See accompanying notes to the financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$472,946	$—	$—	$—
Interest	892,728	19,099	174,525	79,859
Foreign tax withholding	(2,750)	—	—	—
Net income from securities lending	411	—	—	—
TOTAL INVESTMENT INCOME	1,363,335	19,099	174,525	79,859
EXPENSES:
Advisory fees	524,060	2,811	25,819	11,798
Management services fees	104,813	562	5,164	2,360
Administration fees	65,108	350	2,918	2,049
Distribution and services fees—Service Class	34,560	155	622	241
Transfer agency fees	39,242	303	1,444	1,317
Administrative services fees	182,862	907	8,377	7,030
Registration and filing fees	19,984	16,599	31,714	21,593
Custody fees	13,180	207	396	462
Fund accounting fees	36,449	200	1,472	1,267
Trustee fees	1,614	8	60	57
Compliance services fees	838	4	19	30
Licensing fees	15,744	16	1,353	572
Service fees	4,582	26	197	159
Other fees	70,889	1,362	3,737	3,599
Total Gross Expenses before reductions	1,113,925	23,510	83,292	52,534
Expenses reduced and reimbursed by the Advisor	—	(16,658)	(19,726)	(24,239)
Fees paid indirectly	(3,507)	(25)	(141)	(52)
TOTAL NET EXPENSES	1,110,418	6,827	63,425	28,243
NET INVESTMENT INCOME (LOSS)	252,917	12,272	111,100	51,616
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,231,024	—	—	—
Net realized gains (losses) on futures contracts	—	—	(19,409)	—
Net realized gains (losses) on swap agreements	25,146,906	22,224	(2,299,780)	510,896
Change in net unrealized appreciation/depreciation on investment securities	18,820,328	—	—	(183,268)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(346)	—
Change in net unrealized appreciation/depreciation on swap agreements	(7,412,329)	(2,664)	137,045	303,343
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	37,785,929	19,560	(2,182,490)	630,971
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,038,846	$31,832	$(2,071,390)	$682,587

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$—	$—	$29,788	$16,625	$42,486	$235,488
62,466	190,867	98	50,561	85	392,821
—	—	—	(17)	—	(497)
—	—	72	564	400	—
62,466	190,867	29,958	67,733	42,971	627,812

8,913	28,476	14,966	15,112	12,549	253,026
1,783	5,695	2,993	3,022	2,510	50,606
986	3,544	1,767	1,792	1,172	30,227
487	326	2,516	1,620	2,430	25,590
649	1,952	1,344	2,040	1,044	19,063
2,973	9,723	3,901	2,269	2,663	80,693
16,613	20,283	14,097	17,584	15,366	20,673
218	673	412	402	456	5,733
582	1,923	1,530	4,553	1,493	16,950
22	24	40	42	25	697
12	45	21	21	16	377
158	4,478	203	1,907	265	14,977
76	277	122	127	88	2,143
1,954	4,873	2,612	2,563	2,164	34,099
35,426	82,292	46,524	53,054	42,241	554,854
(13,697)	(13,815)	(8,484)	(15,465)	(8,384)	—
(88)	(568)	(3)	(102)	(9)	(851)
21,641	67,909	38,037	37,487	33,848	554,003
40,825	122,958	(8,079)	30,246	9,123	73,809

—	—	546,238	(135,937)	493,677	2,062,299
—	—	—	(10,934)	—	—
(104,599)	2,157,122	—	378,837	—	5,898,617
—	—	(534,508)	13,804	(623,346)	4,152,952
—	—	—	1,255	—	—
(9,292)	82,209	—	(71,196)	—	(1,614,898)
(113,891)	2,239,331	11,730	175,829	(129,669)	10,498,970
$(73,066)	$2,362,289	$3,651	$206,075	$(120,546)	$10,572,779

See accompanying notes to the financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$—	$646,814	$116,647	$250,121
Interest	264,111	851,988	113,707	192,077
Foreign tax withholding	—	(166)	(297)	—
Net income from securities lending	—	2	6,227	—
TOTAL INVESTMENT INCOME	264,111	1,498,638	236,284	442,198
EXPENSES:
Advisory fees	37,201	425,096	87,398	118,432
Management services fees	7,440	85,019	17,480	23,686
Administration fees	4,563	48,979	11,030	13,748
Distribution and services fees—Service Class	435	15,852	3,664	5,791
Transfer agency fees	3,155	33,692	7,198	10,127
Administrative services fees	10,154	110,860	30,934	32,777
Registration and filing fees	20,932	46,036	25,427	18,602
Custody fees	836	12,108	12,382	2,903
Fund accounting fees	2,414	28,469	6,264	7,738
Trustee fees	92	1,152	247	318
Compliance services fees	48	637	139	173
Service fees	317	3,537	801	985
Other fees	7,129	61,771	15,844	21,773
Total Gross Expenses before reductions	94,716	873,208	218,808	257,053
Expenses reduced and reimbursed by the Advisor	(5,428)	—	—	—
Fees paid indirectly	(299)	(2,262)	(561)	(866)
TOTAL NET EXPENSES	88,989	870,946	218,247	256,187
NET INVESTMENT INCOME (LOSS)	175,122	627,692	18,037	186,011
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	3,164,745	(1,462,049)	172,002
Net realized gains (losses) on futures contracts	(28,982)	322,492	—	156,361
Net realized gains (losses) on swap agreements	(738,984)	9,778,326	(6,045,197)	2,620,671
Change in net unrealized appreciation/depreciation on investment securities	—	1,226,377	(3,478,019)	1,670,413
Change in net unrealized appreciation/depreciation on futures contracts	5,430	(45,189)	—	38,092
Change in net unrealized appreciation/depreciation on swap agreements	434,308	(4,137,302)	(921,782)	(468,026)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(328,228)	10,309,449	(11,907,047)	4,189,513
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(153,106)	$10,937,141	$(11,889,010)	$4,375,524

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$91,275	$—	$—	$314,075	$220,640	$2,781,392
26,703	104,922	495,444	41,570	243,571	5,924,436
(9,576)	—	—	(25,286)	—	(3,676)
2,670	—	—	3,486	514	111,920
111,072	104,922	495,444	333,845	464,725	8,814,072

25,687	14,801	87,187	39,092	131,357	2,965,427
5,137	2,960	14,531	7,819	26,272	593,089
3,055	1,740	9,352	4,758	15,923	344,831
571	323	1,697	1,073	6,488	83,313
2,156	1,230	8,349	6,183	9,905	242,162
7,722	4,797	17,552	3,909	42,610	879,900
19,917	20,143	17,853	17,870	18,497	137,164
3,734	441	2,298	7,323	3,346	75,385
1,754	1,038	5,108	2,704	9,563	193,758
66	43	223	106	378	8,089
35	22	112	58	200	4,449
216	135	650	341	1,130	24,761
4,529	2,835	10,930	7,222	20,855	547,383
74,579	50,508	175,842	98,458	286,524	6,099,711
(12,913)	(14,998)	(445)	—	—	—
(132)	(60)	(1,163)	(276)	(999)	(27,736)
61,534	35,450	174,234	98,182	285,525	6,071,975
49,538	69,472	321,210	235,663	179,200	2,742,097

72,789	—	—	706,929	1,590,362	(1,512,893)
—	—	1,633,875	—	100,082	1,185,929
(217,850)	(142,062)	30,431	398,889	613,731	112,422,465
(508,426)	—	—	(726,178)	(2,000,641)	53,982,026
—	—	1,028,815	—	(203,200)	(458,013)
(377,637)	(110,610)	(12,979)	(342,209)	(1,660,591)	(46,161,875)
(1,031,124)	(252,672)	2,680,142	37,431	(1,560,257)	119,457,639
$(981,586)	$(183,200)	$3,001,352	$273,094	$(1,381,057)	$122,199,736

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	53,485	70,873	25,476	62,674
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	53,485	70,873	25,476	62,674
EXPENSES:
Advisory fees	7,810	9,979	3,611	8,914
Management services fees	1,562	1,996	722	1,783
Administration fees	941	1,191	551	967
Distribution and services fees—Service Class	88	391	79	41
Transfer agency fees	818	819	485	609
Administrative services fees	2,122	2,885	1,405	2,779
Registration and filing fees	19,583	17,504	14,983	17,222
Custody fees	207	201	112	190
Fund accounting fees	562	656	335	579
Trustee fees	23	25	11	23
Compliance services fees	12	14	7	12
Licensing fees	4	445	86	—
Service fees	73	85	45	76
Other fees	2,366	2,081	2,259	2,023
Total Gross Expenses before reductions	36,171	38,272	24,691	35,218
Expenses reduced and reimbursed by the Advisor	(17,392)	(14,077)	(16,015)	(13,954)
Fees paid indirectly	(105)	(65)	(27)	(67)
TOTAL NET EXPENSES	18,674	24,130	8,649	21,197
NET INVESTMENT INCOME (LOSS)	34,811	46,743	16,827	41,477
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	563,482	(293,093)	(87,209)	9,286
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	578,370	70,683	50,776	61,390
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,141,852	(222,410)	(36,433)	70,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,663	$(175,667)	$(19,606)	$112,153

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024

$—	$—	$—	$—	$—	$249,056
23,355	43,990	29,923	518,835	147,880	367,968
—	—	—	—	—	(259)
23,355	43,990	29,923	518,835	147,880	616,765

4,224	6,271	4,269	73,545	21,272	167,444
704	1,254	854	14,709	4,254	33,489
530	643	813	7,751	2,421	19,588
91	151	176	392	1,004	1,169
323	475	647	4,298	1,854	12,309
1,525	1,936	1,848	21,015	5,093	55,982
19,203	17,523	15,803	38,955	20,819	31,651
110	248	132	1,845	506	6,866
298	390	434	4,159	1,310	14,769
12	14	16	160	49	452
7	9	8	87	26	260
—	88	4	3,611	2,458	23,595
37	51	57	543	172	1,426
1,646	1,831	2,748	8,993	3,066	22,190
28,710	30,884	27,809	180,063	64,304	391,190
(20,209)	(15,803)	(17,465)	(267)	(12,435)	—
(56)	(48)	(37)	(1,416)	(379)	(2,659)
8,445	15,033	10,307	178,380	51,490	388,531
14,910	28,957	19,616	340,455	96,390	228,234

—	—	—	—	—	(415,674)
(101,647)	—	(9,454)	(77,636)	(32,136)	(57,592)
(31,427)	84,854	(56,162)	(7,045,387)	(233,822)	4,502,162
—	—	—	—	—	(14,743)
(19,110)	—	18,792	(1,382)	17,296	(95,145)
19,112	92,443	51,766	1,393,773	449,061	(3,276,829)
(133,072)	177,297	4,942	(5,730,632)	200,399	642,179
$(118,162)	$206,254	$24,558	$(5,390,177)	$296,789	$870,413

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Six Months Ended January 31, 2024	Six Months Ended January 31, 2024
INVESTMENT INCOME:
Dividends	$—	$96,896
Interest	202,975	44,654
TOTAL INVESTMENT INCOME	202,975	141,550
EXPENSES:
Advisory fees	18,793	26,926
Management services fees	5,638	5,385
Administration fees	2,713	3,103
Distribution and services fees—Service Class	6,243	1,925
Transfer agency fees	2,176	2,284
Administrative services fees	6,561	7,112
Registration and filing fees	21,356	16,300
Custody fees	1,563	707
Fund accounting fees	1,548	1,773
Trustee fees	56	68
Compliance services fees	37	38
Service fees	200	223
Other fees	3,992	5,695
Total Gross Expenses before reductions	70,876	71,539
Expenses reduced and reimbursed by the Advisor	—	(1,504)
TOTAL NET EXPENSES	70,876	70,035
NET INVESTMENT INCOME (LOSS)	132,099	71,515
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(13,197)
Net realized gains (losses) on futures contracts	112,482	—
Net realized gains (losses) on swap agreements	(979,360)	(665,215)
Change in net unrealized appreciation/depreciation on investment securities	—	(411,850)
Change in net unrealized appreciation/depreciation on swap agreements	175,658	150,458
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(691,220)	(939,804)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(559,121)	$(868,289)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,188	$32,592	$274,111	$373,567
Net realized gains (losses) on investments	(42,988)	(56,733)	247,299	416,140
Change in net unrealized appreciation/depreciation on investments	(53,492)	(34,427)	(150,172)	905,558
Change in net assets resulting from operations	(69,292)	(58,568)	371,238	1,695,265
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(1,012,232)	(863,165)
Service Class	—	—	(70,642)	(49,746)
Change in net assets resulting from distributions	—	—	(1,082,874)	(912,911)
Change in net assets resulting from capital transactions	(520,376)	214,191	(9,266,137)	15,270,263
Change in net assets	(589,668)	155,623	(9,977,773)	16,052,617
NET ASSETS:
Beginning of period	2,372,881	2,217,258	29,131,068	13,078,451
End of period	$1,783,213	$2,372,881	$19,153,295	$29,131,068
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,462,462	$8,111,301	$25,762,178	$91,243,957
Distributions reinvested	—	—	1,008,999	862,322
Value of shares redeemed	(1,985,155)	(7,910,392)	(35,760,064)	(75,849,433)
Service Class
Proceeds from shares issued	15,000	358,898	63,428	958,803
Distributions reinvested	—	—	70,642	49,746
Value of shares redeemed	(12,683)	(345,616)	(411,320)	(1,995,132)
Change in net assets resulting from capital transactions	$(520,376)	$214,191	$(9,266,137)	$15,270,263
SHARE TRANSACTIONS:
Investor Class
Issued	46,409	251,247	884,376	3,132,509
Reinvested	—	—	35,547	29,977
Redeemed	(63,366)	(244,564)	(1,251,024)	(2,596,007)
Service Class
Issued	557	12,615	2,268	32,849
Reinvested	—	—	2,506	1,755
Redeemed	(481)	(12,980)	(14,726)	(70,710)
Change in shares	(16,881)	6,318	(341,053)	530,373

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

Banks UltraSector ProFund		Bear ProFund		Biotechnology UltraSector ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$74,351	$109,830	$163,594	$382,546	$263,198	$103,717
926,318	2,206,991	(1,140,368)	(1,151,114)	6,360,300	45,544,412
(448,881)	(2,490,676)	181,809	320,184	(6,248,941)	(34,366,487)
551,788	(173,855)	(794,965)	(448,384)	374,557	11,281,642

(156,828)	(20,726)	(353,591)	—	(6,891,091)	—
(816)	—	(22,605)	—	(327,100)	—
(157,644)	(20,726)	(376,196)	—	(7,218,191)	—
(1,832,252)	3,546,832	2,082,405	(5,482,900)	(4,335,866)	(17,241,296)
(1,438,108)	3,352,251	911,244	(5,931,284)	(11,179,500)	(5,959,654)

11,592,316	8,240,065	6,758,220	12,689,504	117,566,152	123,525,806
$10,154,208	$11,592,316	$7,669,464	$6,758,220	$106,386,652	$117,566,152

$21,439,804	$36,483,087	$87,788,642	$261,525,454	$22,945,077	$31,482,654
152,163	20,323	308,767	—	6,812,289	—
(23,329,400)	(33,164,596)	(85,978,483)	(267,129,566)	(34,508,266)	(47,741,320)

1,889,686	5,132,292	932,309	7,652,173	3,597,939	5,945,444
815	—	22,538	—	325,237	—
(1,985,320)	(4,924,274)	(991,368)	(7,530,961)	(3,508,142)	(6,928,074)
$(1,832,252)	$3,546,832	$2,082,405	$(5,482,900)	$(4,335,866)	$(17,241,296)

518,798	926,135	6,159,174	16,000,350	410,654	525,897
3,170	468	22,720	—	123,523	—
(569,767)	(835,318)	(6,074,878)	(16,334,751)	(628,548)	(808,739)

49,635	150,746	69,651	511,599	105,377	149,918
19	—	1,844	—	9,335	—
(52,761)	(146,646)	(72,748)	(506,264)	(101,884)	(176,464)
(50,906)	95,385	105,763	(329,066)	(81,543)	(309,388)

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$295,774	$241,321	$7,479	$(5,000)
Net realized gains (losses) on investments	6,223,191	1,521,654	439,651	54,138
Change in net unrealized appreciation/depreciation on investments	(2,608,170)	1,577,291	196,454	1,179,568
Change in net assets resulting from operations	3,910,795	3,340,266	643,584	1,228,706
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(13,512)	(324,756)	—	—
Service Class	—	(45,933)	—	—
Change in net assets resulting from distributions	(13,512)	(370,689)	—	—
Change in net assets resulting from capital transactions	(5,808,506)	6,369,861	(163,573)	893,260
Change in net assets	(1,911,223)	9,339,438	480,011	2,121,966
NET ASSETS:
Beginning of period	53,176,142	43,836,704	6,850,857	4,728,891
End of period	$51,264,919	$53,176,142	$7,330,868	$6,850,857
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$204,508,458	$320,088,363	$20,007,992	$19,655,214
Distributions reinvested	13,167	313,091	—	—
Value of shares redeemed	(202,573,962)	(314,571,416)	(19,705,941)	(19,208,282)
Service Class
Proceeds from shares issued	72,201,115	86,927,473	3,782,632	5,975,697
Distributions reinvested	—	45,913	—	—
Value of shares redeemed	(79,957,284)	(86,433,563)	(4,248,256)	(5,529,369)
Change in net assets resulting from capital transactions	$(5,808,506)	$6,369,861	$(163,573)	$893,260
SHARE TRANSACTIONS:
Investor Class
Issued	3,600,274	6,274,865	167,945	210,742
Reinvested	218	6,470	—	—
Redeemed	(3,546,780)	(6,189,984)	(167,249)	(208,601)
Service Class
Issued	1,671,285	2,219,056	40,312	82,312
Reinvested	—	1,229	—	—
Redeemed	(1,843,165)	(2,222,691)	(45,297)	(76,493)
Change in shares	(118,168)	88,945	(4,289)	7,960

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

Consumer Discretionary UltraSector ProFund		Consumer Staples UltraSector ProFund		Energy UltraSector ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$14,139	$8,658	$32,360	$35,879	$431,015	$946,375
551,138	9,090,223	(190,940)	721,592	(1,996,301)	5,647,587
(3,212,478)	(1,888,207)	(75,177)	(1,243,247)	(2,078,401)	(3,024,808)
(2,647,201)	7,210,674	(233,757)	(485,776)	(3,643,687)	3,569,154

—	—	(46,205)	—	(433,234)	(1,360,935)
—	—	(854)	—	—	(44,061)
—	—	(47,059)	—	(433,234)	(1,404,996)
(22,396,118)	18,622,934	(134,205)	90,032	195,277	(13,454,996)
(25,043,319)	25,833,608	(415,021)	(395,744)	(3,881,644)	(11,290,838)

56,958,654	31,125,046	3,810,388	4,206,132	33,747,822	45,038,660
$31,915,335	$56,958,654	$3,395,367	$3,810,388	$29,866,178	$33,747,822

$28,043,150	$47,298,290	$8,173,084	$20,625,500	$75,977,335	$218,946,677
—	—	45,452	—	428,557	1,279,436
(50,599,827)	(29,089,836)	(8,227,501)	(20,608,297)	(76,311,554)	(232,336,617)

3,588,705	4,457,029	893,516	2,057,028	4,830,267	7,946,110
—	—	854	—	—	43,879
(3,428,146)	(4,042,549)	(1,019,610)	(1,984,199)	(4,729,328)	(9,334,481)
$(22,396,118)	$18,622,934	$(134,205)	$90,032	$195,277	$(13,454,996)

532,948	1,018,479	124,272	286,298	1,854,639	5,006,109
—	—	685	—	10,741	29,985
(969,328)	(654,016)	(125,096)	(285,782)	(1,896,090)	(5,390,213)

88,313	119,651	15,926	32,502	135,056	231,330
—	—	15	—	—	1,217
(84,174)	(110,382)	(17,969)	(31,182)	(133,519)	(270,662)
(432,241)	373,732	(2,167)	1,836	(29,173)	(392,234)

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,217	$53,367	$20,003	$32,261
Net realized gains (losses) on investments	373,847	32,528	(44,221)	91,366
Change in net unrealized appreciation/depreciation on investments	(274,038)	29,444	16,735	(27,505)
Change in net assets resulting from operations	122,026	115,339	(7,483)	96,122
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(111,834)	(33,375)	—
Service Class	—	(8,782)	(271)	—
Change in net assets resulting from distributions	—	(120,616)	(33,646)	—
Change in net assets resulting from capital transactions	(3,169,888)	(83,715)	(91,700)	575,280
Change in net assets	(3,047,862)	(88,992)	(132,829)	671,402
NET ASSETS:
Beginning of period	4,637,919	4,726,911	1,424,507	753,105
End of period	$1,590,057	$4,637,919	$1,291,678	$1,424,507
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$8,252,041	$19,978,867	$3,988,141	$12,202,303
Distributions reinvested	—	111,613	33,055	—
Value of shares redeemed	(11,691,892)	(20,161,613)	(4,117,600)	(11,625,470)
Service Class
Proceeds from shares issued	1,950,171	4,115,577	362,909	972,384
Distributions reinvested	—	8,782	271	—
Value of shares redeemed	(1,680,208)	(4,136,941)	(358,476)	(973,937)
Change in net assets resulting from capital transactions	$(3,169,888)	$(83,715)	$(91,700)	$575,280
SHARE TRANSACTIONS:
Investor Class
Issued	585,011	1,497,443	282,380	884,201
Reinvested	—	8,236	2,333	—
Redeemed	(829,244)	(1,537,099)	(291,088)	(839,460)
Service Class
Issued	124,641	291,279	29,122	78,701
Reinvested	—	629	21	—
Redeemed	(107,989)	(291,573)	(28,784)	(78,736)
Change in shares	(227,581)	(31,085)	(6,016)	44,706

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Financials UltraSector ProFund		Health Care UltraSector ProFund		Industrials UltraSector ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$25,446	$19,869	$60,893	$69,262	$26,477	$15,872
1,086,717	663,755	19,465	838,850	479,156	587,709
812,954	(591,502)	701,744	(1,790,847)	(25,673)	(107,874)
1,925,117	92,122	782,102	(882,735)	479,960	495,707

(30,422)	—	(36,523)	—	—	—
—	—	—	—	—	—
(30,422)	—	(36,523)	—	—	—
239,826	(1,075,341)	1,417,744	(2,440,357)	(3,844,120)	4,633,617
2,134,521	(983,219)	2,163,323	(3,323,092)	(3,364,160)	5,129,324

4,763,019	5,746,238	14,382,866	17,705,958	8,759,123	3,629,799
$6,897,540	$4,763,019	$16,546,189	$14,382,866	$5,394,963	$8,759,123

$29,567,842	$14,312,440	$10,241,846	$37,907,403	$29,141,239	$28,096,123
29,843	—	35,950	—	—	—
(29,335,134)	(15,197,078)	(8,614,342)	(40,458,679)	(32,988,914)	(23,402,007)

1,552,687	2,085,642	1,262,078	3,430,839	221,941	1,252,418
—	—	—	—	—	—
(1,575,412)	(2,276,345)	(1,507,788)	(3,319,920)	(218,386)	(1,312,917)
$239,826	$(1,075,341)	$1,417,744	$(2,440,357)	$(3,844,120)	$4,633,617

1,032,041	556,491	104,138	386,406	566,068	598,622
987	—	359	—	—	—
(984,505)	(590,211)	(88,842)	(419,179)	(632,061)	(508,248)

70,716	101,414	16,341	44,372	5,622	30,987
—	—	—	—	—	—
(70,881)	(110,768)	(19,339)	(43,110)	(5,618)	(32,416)
48,358	(43,074)	12,657	(31,511)	(65,989)	88,945

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(109,034)	$(370,573)	$(55,904)	$(74,528)
Net realized gains (losses) on investments	7,561,869	8,027,085	1,336,174	2,230,334
Change in net unrealized appreciation/depreciation on investments	2,543,967	8,976,495	26,122	(1,294,463)
Change in net assets resulting from operations	9,996,802	16,633,007	1,306,392	861,343
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(239,315)	(151,026)
Service Class	—	—	(27,918)	(31,903)
Change in net assets resulting from distributions	—	—	(267,233)	(182,929)
Change in net assets resulting from capital transactions	(2,532,167)	(8,833,339)	4,960,601	1,074,727
Change in net assets	7,464,635	7,799,668	5,999,760	1,753,141
NET ASSETS:
Beginning of period	88,204,117	80,404,449	14,035,301	12,282,160
End of period	$95,668,752	$88,204,117	$20,035,061	$14,035,301
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$16,611,747	$44,714,414	$95,182,208	$35,701,426
Distributions reinvested	—	—	238,789	150,495
Value of shares redeemed	(22,138,672)	(53,274,504)	(90,772,569)	(34,703,445)
Service Class
Proceeds from shares issued	10,556,281	5,820,039	535,503	327,267
Distributions reinvested	—	—	27,918	31,903
Value of shares redeemed	(7,561,523)	(6,093,288)	(251,248)	(432,919)
Change in net assets resulting from capital transactions	$(2,532,167)	$(8,833,339)	$4,960,601	$1,074,727
SHARE TRANSACTIONS:
Investor Class
Issued	473,043	1,637,548	735,639	295,209
Reinvested	—	—	1,771	1,381
Redeemed	(636,622)	(1,996,088)	(701,234)	(286,364)
Service Class
Issued	451,307	319,329	5,156	3,699
Reinvested	—	—	265	370
Redeemed	(333,405)	(337,545)	(2,403)	(4,866)
Change in shares	(45,677)	(376,756)	39,194	9,429

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

Large-Cap Value ProFund		Materials UltraSector ProFund		Mid-Cap Growth ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$29,861	$(4,967)	$23,206	$34,620	$(12,891)	$(41,386)
3,087,201	1,707,051	(136,628)	327,262	837,106	(445,615)
82,873	189,469	(461,681)	167,008	(1,223,673)	1,380,273
3,199,935	1,891,553	(575,103)	528,890	(399,458)	893,272

—	(47,656)	(45,189)	—	—	(85,347)
—	—	(344)	—	—	(20,558)
—	(47,656)	(45,533)	—	—	(105,905)
48,009,609	(13,813,415)	(4,037,130)	3,805,113	(24,959,730)	24,914,003
51,209,544	(11,969,518)	(4,657,768)	4,334,003	(25,359,188)	25,701,370

8,010,002	19,979,520	9,496,210	5,162,207	28,930,875	3,229,505
$59,219,546	$8,010,002	$4,838,442	$9,496,210	$3,571,687	$28,930,875

$112,934,828	$80,497,999	$5,606,368	$30,276,914	$7,907,144	$45,868,660
—	46,571	43,476	—	—	83,860
(64,596,395)	(94,776,972)	(9,510,085)	(26,820,172)	(32,871,614)	(21,048,163)

2,394,374	4,988,435	987,330	3,728,009	44,255	48,823
—	—	344	—	—	20,558
(2,723,198)	(4,569,448)	(1,164,565)	(3,379,638)	(39,515)	(59,735)
$48,009,609	$(13,813,415)	$(4,037,132)	$3,805,113	$(24,959,730)	$24,914,003

1,188,056	970,275	55,051	302,095	87,341	519,415
—	563	402	—	—	1,037
(670,267)	(1,133,913)	(92,487)	(274,517)	(362,243)	(243,830)

30,104	68,049	11,670	42,953	691	768
—	—	4	—	—	343
(33,716)	(61,781)	(13,767)	(39,085)	(610)	(967)
514,177	(156,807)	(39,127)	31,446	(274,821)	276,766

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,522	$8,955	$514	$(3,303)
Net realized gains (losses) on investments	66,129	(1,301,955)	290,274	644,259
Change in net unrealized appreciation/depreciation on investments	8,353	277,519	(353,971)	(1,178,205)
Change in net assets resulting from operations	104,004	(1,015,481)	(63,183)	(537,249)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(177)	—	—	—
Change in net assets resulting from distributions	(177)	—	—	—
Change in net assets resulting from capital transactions	8,469,537	1,471,388	(60,500)	(18,924,746)
Change in net assets	8,573,364	455,907	(123,683)	(19,461,995)
NET ASSETS:
Beginning of period	4,356,196	3,900,289	2,898,287	22,360,282
End of period	$12,929,560	$4,356,196	$2,774,604	$2,898,287
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$14,540,570	$36,353,220	$1,327,783	$45,206,960
Distributions reinvested	175	—	—	—
Value of shares redeemed	(9,778,719)	(35,056,358)	(1,325,127)	(64,051,384)
Service Class
Proceeds from shares issued	13,292,281	27,742,194	298,311	2,819,408
Value of shares redeemed	(9,584,770)	(27,567,668)	(361,467)	(2,899,730)
Change in net assets resulting from capital transactions	$8,469,537	$1,471,388	$(60,500)	$(18,924,746)
SHARE TRANSACTIONS:
Investor Class
Issued	137,657	355,582	13,809	474,078
Reinvested	2	—	—	—
Redeemed	(92,047)	(353,645)	(14,083)	(684,310)
Service Class
Issued	155,556	344,814	4,309	37,858
Redeemed	(114,290)	(345,637)	(5,111)	(39,012)
Change in shares	86,878	1,114	(1,076)	(211,386)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

Nasdaq-100 ProFund		Oil & Gas Equipment & Services UltraSector ProFund		Pharmaceuticals UltraSector ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$1,034,836	$1,245,650	$27,801	$(12,468)	$12,529	$25,894
6,912,849	12,751,441	(2,265,051)	8,217,119	(134,592)	(1,124,404)
3,085,564	2,784,929	(2,960,454)	1,282,902	(150,412)	80,962
11,033,249	16,782,020	(5,197,704)	9,487,553	(272,475)	(1,017,548)

—	—	—	—	(14,006)	—
—	—	—	—	(14,006)	—
(2,873,230)	61,497,727	5,190,526	(5,824,075)	(385,316)	811,535
8,160,019	78,279,747	(7,178)	3,663,478	(671,797)	(206,013)

133,625,733	55,345,986	17,930,302	14,266,824	3,910,875	4,116,888
$141,785,752	$133,625,733	$17,923,124	$17,930,302	$3,239,078	$3,910,875

$815,963,396	$2,576,146,235	$46,374,342	$85,095,944	$6,681,334	$23,227,458
—	—	—	—	13,775	—
(817,985,059)	(2,514,192,471)	(41,133,642)	(89,791,232)	(6,799,256)	(22,618,856)

29,692,277	73,043,465	9,608,857	31,825,801	2,837,994	4,269,354
(30,543,844)	(73,499,502)	(9,659,031)	(32,954,588)	(3,119,163)	(4,066,421)
$(2,873,230)	$61,497,727	$5,190,526	$(5,824,075)	$(385,316)	$811,535

6,035,495	23,487,808	418,183	924,619	285,823	873,238
—	—	—	—	555	—
(6,048,236)	(22,996,111)	(371,967)	(974,639)	(291,004)	(878,398)

290,796	901,335	94,061	406,886	144,912	199,269
(296,735)	(904,033)	(100,187)	(395,507)	(156,468)	(190,758)
(18,680)	488,999	40,090	(38,641)	(16,182)	3,351

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$130,829	$230,491	$15,150	$8,043
Net realized gains (losses) on investments	(3,380,718)	2,340,816	(210,025)	(74,672)
Change in net unrealized appreciation/depreciation on investments	(1,891,483)	1,067,248	100,904	(1,351,434)
Change in net assets resulting from operations	(5,141,372)	3,638,555	(93,971)	(1,418,063)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(297,411)	(654)	(50,099)	(193,738)
Service Class	(7,693)	—	(2,195)	(9,906)
Change in net assets resulting from distributions	(305,104)	(654)	(52,294)	(203,644)
Change in net assets resulting from capital transactions	1,372,422	3,373,886	(47,430)	(790,800)
Change in net assets	(4,074,054)	7,011,787	(193,695)	(2,412,507)
NET ASSETS:
Beginning of period	26,747,749	19,735,962	4,914,654	7,327,161
End of period	$22,673,695	$26,747,749	$4,720,959	$4,914,654
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$83,057,474	$183,608,886	$7,227,835	$17,448,506
Distributions reinvested	290,474	647	47,899	183,427
Value of shares redeemed	(82,294,665)	(179,856,354)	(7,284,832)	(18,265,142)
Service Class
Proceeds from shares issued	3,894,931	9,186,016	1,866,136	1,177,207
Distributions reinvested	7,692	—	2,195	9,906
Value of shares redeemed	(3,583,484)	(9,565,309)	(1,906,663)	(1,344,704)
Change in net assets resulting from capital transactions	$1,372,422	$3,373,886	$(47,430)	$(790,800)
SHARE TRANSACTIONS:
Investor Class
Issued	2,051,487	4,171,036	191,861	436,394
Reinvested	6,488	14	1,211	4,934
Redeemed	(2,032,115)	(4,084,196)	(194,991)	(456,026)
Service Class
Issued	114,039	235,514	59,238	31,073
Reinvested	206	—	56	287
Redeemed	(104,940)	(245,827)	(60,317)	(34,999)
Change in shares	35,165	76,541	(2,942)	(18,337)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$340,455	$482,853	$45,733	$87,207	$167,811	$390,593
(490,101)	6,274,162	46,913	93,083	277,353	(1,865,719)
(513,169)	725,454	(37,847)	149,840	(73,677)	684,217
(662,815)	7,482,469	54,799	330,130	371,487	(790,909)

(515,586)	—	(77,619)	—	(420,636)	(605,829)
—	—	(4,774)	—	(2,359)	(2,557)
(515,586)	—	(82,393)	—	(422,995)	(608,386)
12,220,924	(40,664,372)	(1,355,706)	(1,462,136)	1,347,075	(36,282,913)
11,042,523	(33,181,903)	(1,383,300)	(1,132,006)	1,295,567	(37,682,208)

12,865,081	46,046,984	2,562,588	3,694,594	9,194,668	46,876,876
$23,907,604	$12,865,081	$1,179,288	$2,562,588	$10,490,235	$9,194,668

$106,358,291	$189,120,426	$2,717,022	$22,202,362	$26,124,638	$33,062,418
502,557	—	77,240	—	411,698	601,997
(97,650,204)	(229,906,215)	(3,762,279)	(23,333,719)	(25,173,095)	(69,871,693)

25,230,700	19,337,759	815,902	1,021,285	644,996	3,111,743
—	—	4,774	—	1,956	2,519
(22,220,420)	(19,216,342)	(1,208,365)	(1,352,064)	(663,118)	(3,189,897)
$12,220,924	$(40,664,372)	$(1,355,706)	$(1,462,136)	$1,347,075	$(36,282,913)

2,432,259	5,181,734	170,770	1,507,923	851,171	1,063,636
13,553	—	5,368	—	14,285	20,297
(2,237,056)	(6,319,587)	(237,961)	(1,592,351)	(819,182)	(2,302,444)

698,832	597,764	57,425	78,232	24,779	115,941
—	—	358	—	79	99
(617,556)	(593,090)	(86,261)	(101,980)	(25,466)	(119,091)
290,032	(1,133,179)	(90,301)	(108,176)	45,666	(1,221,562)

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund		Short Energy ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$252,917	$289,642	$12,272	$33,223
Net realized gains (losses) on investments	26,377,930	28,154,950	22,224	(270,933)
Change in net unrealized appreciation/depreciation on investments	11,407,999	24,154,994	(2,664)	179,605
Change in net assets resulting from operations	38,038,846	52,599,586	31,832	(58,105)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(30,431)	—
Service Class	—	—	(918)	—
Change in net assets resulting from distributions	—	—	(31,349)	—
Change in net assets resulting from capital transactions	23,704,824	13,001,321	(9,903)	(1,452,178)
Change in net assets	61,743,670	65,600,907	(9,420)	(1,510,283)
NET ASSETS:
Beginning of period	134,167,304	68,566,397	636,864	2,147,147
End of period	$195,910,974	$134,167,304	$627,444	$636,864
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$253,213,623	$269,719,560	$8,189,352	$31,792,424
Distributions reinvested	—	—	26,685	—
Value of shares redeemed	(227,714,284)	(256,485,675)	(8,268,705)	(33,243,121)
Service Class
Proceeds from shares issued	11,086,702	8,581,630	906,068	1,179,424
Distributions reinvested	—	—	918	—
Value of shares redeemed	(12,881,217)	(8,814,194)	(864,221)	(1,180,905)
Change in net assets resulting from capital transactions	$23,704,824	$13,001,321	$(9,903)	$(1,452,178)
SHARE TRANSACTIONS:
Investor Class
Issued	1,625,747	2,687,451	542,834	1,992,146
Reinvested	—	—	1,778	—
Redeemed	(1,490,763)	(2,583,300)	(548,660)	(2,071,168)
Service Class
Issued	98,276	117,274	65,776	80,808
Reinvested	—	—	67	—
Redeemed	(106,822)	(122,508)	(62,783)	(81,448)
Change in shares	126,438	98,917	(988)	(79,662)

(a)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Short Nasdaq-100 ProFund			Short Precious Metals ProFund		Short Real Estate ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023		Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$111,100	$314,995		$51,616	$97,759	$40,825	$41,721
(2,319,189)	(5,099,838)		510,896	(1,218,536)	(104,599)	(116,640)
136,699	2,166,440		120,075	183,268	(9,292)	138,411
(2,071,390)	(2,618,403)		682,587	(937,509)	(73,066)	63,492

(149,475)	—		(100,288)	—	(55,021)	—
(8,916)	—		(2,108)	—	(1,514)	—
(158,391)	—		(102,396)	—	(56,535)	—
1,954,210	(74,282,980)		1,060,277	2,103,568	298,726	(23,671)
(275,571)	(76,901,383)		1,640,468	1,166,059	169,125	39,821

3,136,127	80,037,510		3,254,985	2,088,926	1,929,002	1,889,181
$2,860,556	$3,136,127		$4,895,453	$3,254,985	$2,098,127	$1,929,002

$285,955,413	$1,304,698,470		$25,664,381	$104,413,738	$10,791,098	$22,506,456
148,574	—		54,168	—	54,938	—
(284,294,444)	(1,378,822,752)		(24,666,020)	(102,323,769)	(10,517,432)	(22,632,591)

656,609	6,510,218		721,638	927,020	544,412	371,780
8,916	—		2,108	—	1,514	—
(520,858)	(6,668,916)		(715,998)	(913,421)	(575,804)	(269,316)
$1,954,210	$(74,282,980)		$1,060,277	$2,103,568	$298,726	$(23,671)

4,775,517	16,702,331	(a)	1,788,691	6,741,464	1,104,770	2,426,080
2,745	—		4,594	—	6,595	—
(4,779,173)	(17,729,973	)(a)	(1,654,567)	(6,629,693)	(1,083,756)	(2,458,798)

12,497	94,912	(a)	52,139	63,157	67,197	46,344
189	—		184	—	211	—
(9,756)	(97,011	)(a)	(51,245)	(62,713)	(70,547)	(34,086)
2,019	(1,029,741)		139,796	112,215	24,470	(20,460)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund			Small-Cap Growth ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023		Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$122,958	$127,758		$(8,079)	$(27,806)
Net realized gains (losses) on investments	2,157,122	55,114		546,238	604,404
Change in net unrealized appreciation/depreciation on investments	82,209	5,267		(534,508)	(422,942)
Change in net assets resulting from operations	2,362,289	188,139		3,651	153,656
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(198,606)	—		(29,247)	(132,621)
Service Class	(7,648)	—		(5,090)	(20,965)
Change in net assets resulting from distributions	(206,254)	—		(34,337)	(153,586)
Change in net assets resulting from capital transactions	(2,653,118)	12,419		119,979	(6,519,187)
Change in net assets	(497,083)	200,558		89,293	(6,519,117)
NET ASSETS:
Beginning of period	1,774,443	1,573,885		4,302,384	10,821,501
End of period	$1,277,360	$1,774,443		$4,391,677	$4,302,384
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$81,625,741	$116,826,162		$1,256,899	$10,808,628
Distributions reinvested	198,338	—		29,136	130,088
Value of shares redeemed	(84,506,889)	(116,699,787)		(1,454,814)	(16,794,406)
Service Class
Proceeds from shares issued	323,082	170,451		375,868	35,505
Distributions reinvested	7,648	—		5,090	20,965
Value of shares redeemed	(301,038)	(284,407)		(92,200)	(719,967)
Change in net assets resulting from capital transactions	$(2,653,118)	$12,419		$119,979	$(6,519,187)
SHARE TRANSACTIONS:
Investor Class
Issued	2,110,932	3,078,988	(a)	13,036	112,995
Reinvested	6,861	—		286	1,438
Redeemed	(2,128,407)	(3,067,009	)(a)	(15,138)	(170,228)
Service Class
Issued	9,886	4,711	(a)	4,879	483
Reinvested	286	—		66	304
Redeemed	(9,279)	(7,901	)(a)	(1,250)	(10,027)
Change in shares	(9,721)	8,789		1,879	(65,035)

(a)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

Small-Cap ProFund		Small-Cap Value ProFund		Technology UltraSector ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$30,246	$21,501	$9,123	$(31,388)	$73,809	$12,235
231,966	42,768	493,677	656,989	7,960,916	16,565,988
(56,137)	117,373	(623,346)	(1,361,604)	2,538,054	(2,070,478)
206,075	181,642	(120,546)	(736,003)	10,572,779	14,507,745

—	—	—	(192,356)	(319,590)	—
—	—	—	(12,798)	(26,930)	—
—	—	—	(205,154)	(346,520)	—
(1,633,349)	2,590,205	(1,012,708)	(5,005,457)	(23,726,306)	17,657,512
(1,427,274)	2,771,847	(1,133,254)	(5,946,614)	(13,500,047)	32,165,257

5,718,695	2,946,848	3,285,006	9,231,620	79,745,723	47,580,466
$4,291,421	$5,718,695	$2,151,752	$3,285,006	$66,245,676	$79,745,723

$110,970,836	$166,422,618	$6,314,115	$38,535,477	$65,949,679	$84,883,260
—	—	—	183,015	316,303	—
(112,598,761)	(163,848,115)	(7,291,855)	(43,500,739)	(89,293,880)	(67,016,903)

9,571	38,684	20,051	2,320,501	17,101,069	52,896,660
—	—	—	12,798	26,929	—
(14,995)	(22,982)	(55,019)	(2,556,509)	(17,826,406)	(53,105,505)
$(1,633,349)	$2,590,205	$(1,012,708)	$(5,005,457)	$(23,726,306)	$17,657,512

1,161,298	1,756,604	64,108	389,608	561,064	937,089
—	—	—	1,991	2,523	—
(1,173,736)	(1,731,520)	(74,017)	(448,627)	(746,307)	(782,096)

121	477	268	29,770	180,601	798,404
—	—	—	175	274	—
(188)	(308)	(703)	(33,371)	(183,655)	(793,064)
(12,505)	25,253	(10,344)	(60,454)	(185,500)	160,333

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$175,122	$343,854	$627,692	$647,314
Net realized gains (losses) on investments	(767,966)	(3,886,511)	13,265,563	5,751,145
Change in net unrealized appreciation/depreciation on investments	439,738	340,429	(2,956,114)	6,920,899
Change in net assets resulting from operations	(153,106)	(3,202,228)	10,937,141	13,319,358
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(216,087)	—	—	(8,950,394)
Service Class	(2,561)	—	—	(218,038)
Change in net assets resulting from distributions	(218,648)	—	—	(9,168,432)
Change in net assets resulting from capital transactions	(684,228)	1,478,339	(9,590,981)	10,165,865
Change in net assets	(1,055,982)	(1,723,889)	1,346,160	14,316,791
NET ASSETS:
Beginning of period	9,476,378	11,200,267	118,066,530	103,749,739
End of period	$8,420,396	$9,476,378	$119,412,690	$118,066,530
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$86,161,945	$243,142,863	$431,548,192	$407,848,658
Distributions reinvested	208,989	—	—	8,675,427
Value of shares redeemed	(87,165,338)	(241,579,278)	(439,786,142)	(407,894,452)
Service Class
Proceeds from shares issued	555,178	10,550,856	18,039,749	7,997,365
Distributions reinvested	2,561	—	—	218,038
Value of shares redeemed	(447,563)	(10,636,102)	(19,392,780)	(6,679,171)
Change in net assets resulting from capital transactions	$(684,228)	$1,478,339	$(9,590,981)	$10,165,865
SHARE TRANSACTIONS:
Investor Class
Issued	5,054,496	11,742,269	4,769,335	5,167,401
Reinvested	13,970	—	—	128,007
Redeemed	(5,084,082)	(11,702,119)	(4,836,757)	(5,211,542)
Service Class
Issued	35,527	523,258	267,009	131,892
Reinvested	194	—	—	4,293
Redeemed	(28,698)	(522,233)	(284,980)	(111,851)
Change in shares	(8,593)	41,175	(85,393)	108,200

(a)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

UltraChina ProFund			UltraDow 30 ProFund		UltraEmerging Markets ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023		Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$18,037	$(128,661)		$186,011	$272,041	$49,538	$139,472
(7,507,246)	(5,365,634)		2,949,034	1,716,512	(145,061)	939,712
(4,399,801)	5,743,696		1,240,479	1,845,405	(886,063)	1,190,486
(11,889,010)	249,401		4,375,524	3,833,958	(981,586)	2,269,670

(870,345)	—		(327,266)	—	(125,967)	(103,933)
(16,214)	—		(5,006)	—	(940)	—
(886,559)	—		(332,272)	—	(126,907)	(103,933)
8,805,460	8,947,011		(2,268,949)	(5,524,811)	(1,631,037)	396,613
(3,970,109)	9,196,412		1,774,303	(1,690,853)	(2,739,530)	2,562,350

25,335,925	16,139,513		31,122,601	32,813,454	8,322,711	5,760,361
$21,365,816	$25,335,925		$32,896,904	$31,122,601	$5,583,181	$8,322,711

$74,391,780	$136,341,718		$31,251,016	$56,541,569	$13,097,945	$44,207,261
854,732	—		324,041	—	120,901	102,872
(66,249,830)	(128,805,443)		(34,041,806)	(62,363,297)	(14,844,331)	(43,903,544)

2,874,955	16,491,379		2,921,394	4,377,590	1,025,858	3,634,529
16,214	—		5,006	—	940	—
(3,082,391)	(15,080,643)		(2,728,600)	(4,080,673)	(1,032,350)	(3,644,505)
$8,805,460	$8,947,011		$(2,268,949)	$(5,524,811)	$(1,631,037)	$396,613

2,974,129	4,651,574	(a)	528,194	1,052,986	323,495	1,081,318
33,757	—		4,837	—	2,687	2,700
(2,630,121)	(4,423,833	)(a)	(562,810)	(1,149,345)	(361,217)	(1,051,565)

129,317	649,371	(a)	56,767	95,151	26,420	102,627
739	—		90	—	23	—
(137,614)	(636,516	)(a)	(52,842)	(88,997)	(26,596)	(102,330)
370,207	240,596		(25,764)	(90,205)	(35,188)	32,750

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$69,472	$102,156	$321,210	$324,491
Net realized gains (losses) on investments	(142,062)	959,323	1,664,306	4,924,096
Change in net unrealized appreciation/depreciation on investments	(110,610)	(30,733)	1,015,836	1,128,552
Change in net assets resulting from operations	(183,200)	1,030,746	3,001,352	6,377,139
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(2,013,463)	2,038,838	(1,186,413)	2,644,136
Change in net assets	(2,196,663)	3,069,584	1,814,939	9,021,275
NET ASSETS:
Beginning of period	5,415,972	2,346,388	21,885,609	12,864,334
End of period	$3,219,309	$5,415,972	$23,700,548	$21,885,609
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$10,895,720	$29,059,468	$23,723,302	$29,507,261
Distributions reinvested	—	—	—	—
Value of shares redeemed	(12,891,362)	(27,185,764)	(24,348,332)	(27,383,027)
Service Class
Proceeds from shares issued	1,654,151	5,507,974	4,149,628	6,411,726
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,671,972)	(5,342,840)	(4,711,011)	(5,891,824)
Change in net assets resulting from capital transactions	$(2,013,463)	$2,038,838	$(1,186,413)	$2,644,136
SHARE TRANSACTIONS:
Investor Class
Issued	661,559	1,905,217	582,248	918,241
Reinvested	—	—	—	—
Redeemed	(783,850)	(1,768,751)	(612,651)	(847,372)
Service Class
Issued	113,356	418,597	131,981	250,476
Reinvested	—	—	—	—
Redeemed	(114,491)	(405,203)	(148,996)	(234,613)
Change in shares	(123,426)	149,860	(47,418)	86,732

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

UltraLatin America ProFund		UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	July 31, 2023 Year Ended

$235,663	$782,716	$179,200	$185,732	$2,742,097	$1,924,271
1,105,818	2,027,518	2,304,175	2,948,832	112,095,501	143,168,580
(1,068,387)	1,060,013	(3,864,432)	553,113	7,362,138	19,623,480
273,094	3,870,247	(1,381,057)	3,687,677	122,199,736	164,716,331

(523,218)	(917,134)	(225,341)	—	—	(26,964,771)
(19,315)	(8,866)	(22,007)	—	—	(667,988)
(542,533)	(926,000)	(247,348)	—	—	(27,632,759)
(1,621,752)	(1,056,632)	3,394,128	(9,365,326)	(64,837,463)	71,545,328
(1,891,191)	1,887,615	1,765,723	(5,677,649)	57,362,273	208,628,900

11,578,391	9,690,776	38,941,708	44,619,357	792,293,993	583,665,093
$9,687,200	$11,578,391	$40,707,431	$38,941,708	$849,656,266	$792,293,993

$16,932,035	$36,726,365	$24,854,085	$50,638,059	$1,768,522,559	$3,499,350,532
521,160	896,181	220,734	—	—	22,723,389
(19,178,586)	(38,633,563)	(25,150,201)	(59,926,444)	(1,830,457,008)	(3,451,391,804)

4,557,291	6,491,236	11,717,749	1,997,913	23,556,333	20,330,563
19,315	8,866	22,007	—	—	666,385
(4,472,967)	(6,545,717)	(8,270,246)	(2,074,854)	(26,459,347)	(20,133,737)
$(1,621,752)	$(1,056,632)	$3,394,128	$(9,365,326)	$(64,837,463)	$71,545,328

981,649	2,401,000	477,904	1,015,649	24,847,019	70,651,970
25,435	64,473	3,757	—	—	588,082
(1,094,339)	(2,520,298)	(484,556)	(1,185,978)	(25,367,254)	(70,455,158)

269,929	422,535	280,568	47,672	524,590	612,630
972	653	484	—	—	24,663
(267,346)	(424,251)	(200,937)	(49,868)	(582,225)	(612,184)
(83,700)	(55,888)	77,220	(172,525)	(577,870)	810,003

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$34,811	$57,847	$46,743	$63,957
Net realized gains (losses) on investments	563,482	(1,247,748)	(293,093)	(749,310)
Change in net unrealized appreciation/depreciation on investments	578,370	(614,664)	70,683	64,093
Change in net assets resulting from operations	1,176,663	(1,804,565)	(175,667)	(621,260)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(52,912)	—	(64,768)	—
Service Class	(681)	—	(1,475)	—
Change in net assets resulting from distributions	(53,593)	—	(66,243)	—
Change in net assets resulting from capital transactions	(1,939,783)	3,398,715	(244,427)	1,019,660
Change in net assets	(816,713)	1,594,150	(486,337)	398,400
NET ASSETS:
Beginning of period	3,073,541	1,479,391	3,045,238	2,646,838
End of period	$2,256,828	$3,073,541	$2,558,901	$3,045,238
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$33,847,765	$59,804,133	$9,436,343	$29,194,482
Distributions reinvested	52,520	—	60,719	—
Value of shares redeemed	(35,868,442)	(56,457,162)	(9,826,595)	(28,067,336)
Service Class
Proceeds from shares issued	747,900	1,039,016	563,481	1,048,860
Distributions reinvested	681	—	1,475	—
Value of shares redeemed	(720,207)	(987,272)	(479,850)	(1,156,346)
Change in net assets resulting from capital transactions	$(1,939,783)	$3,398,715	$(244,427)	$1,019,660
SHARE TRANSACTIONS:
Investor Class
Issued	4,802,726	6,797,523	544,273	1,493,741
Reinvested	8,219	—	3,979	—
Redeemed	(5,096,072)	(6,349,919)	(561,110)	(1,440,379)
Service Class
Issued	118,390	119,617	37,110	61,352
Reinvested	123	—	113	—
Redeemed	(115,735)	(119,869)	(31,917)	(67,194)
Change in shares	(282,349)	447,352	(7,552)	47,520

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

UltraShort Emerging Markets ProFund		UltraShort International ProFund		UltraShort Japan ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$16,827	$27,964	$41,477	$65,865	$14,910	$11,272
(87,209)	(555,387)	9,286	(1,459,015)	(133,074)	(354,674)
50,776	(45,964)	61,390	71,873	2	(2,803)
(19,606)	(573,387)	112,153	(1,321,277)	(118,162)	(346,205)

(26,345)	—	(71,316)	—	(15,820)	—
(669)	—	(110)	—	—	—
(27,014)	—	(71,426)	—	(15,820)	—
119,549	(379,571)	(719,810)	1,248,193	439,214	1,107,476
72,929	(952,958)	(679,083)	(73,084)	305,232	761,271

324,951	1,277,909	2,573,280	2,646,364	961,685	200,414
$397,880	$324,951	$1,894,197	$2,573,280	$1,266,917	$961,685

$14,538,202	$16,684,806	$10,693,450	$35,306,242	$8,982,185	$9,264,106
26,048	—	71,219	—	15,809	—
(14,446,040)	(17,022,594)	(11,485,373)	(34,060,968)	(8,582,441)	(8,227,689)

17,186	857,465	136,319	61,909	1,886,777	747,671
669	—	108	—	—	—
(16,516)	(899,248)	(135,533)	(58,990)	(1,863,116)	(676,612)
$119,549	$(379,571)	$(719,810)	$1,248,193	$439,214	$1,107,476

634,405	588,527	498,300	1,311,956	1,322,147	1,017,725
1,381	—	3,819	—	2,432	—
(632,956)	(615,736)	(532,650)	(1,281,390)	(1,241,330)	(895,287)

871	33,415	6,935	3,063	320,493	88,960
40	—	7	—	—	—
(829)	(33,858)	(6,944)	(3,062)	(320,493)	(88,960)
2,912	(27,652)	(30,533)	30,567	83,249	122,438

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,957	$33,612	$19,616	$35,784
Net realized gains (losses) on investments	84,854	(1,092,792)	(65,616)	(307,267)
Change in net unrealized appreciation/depreciation on investments	92,443	22,091	70,558	30,367
Change in net assets resulting from operations	206,254	(1,037,089)	24,558	(241,116)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(47,078)	—	(34,612)	—
Service Class	—	—	(926)	—
Change in net assets resulting from distributions	(47,078)	—	(35,538)	—
Change in net assets resulting from capital transactions	(646,878)	957,891	(230,360)	(219,816)
Change in net assets	(487,702)	(79,198)	(241,340)	(460,932)
NET ASSETS:
Beginning of period	1,724,750	1,803,948	1,016,332	1,477,264
End of period	$1,237,048	$1,724,750	$774,992	$1,016,332
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$12,176,432	$25,570,307	$11,072,153	$22,094,905
Distributions reinvested	47,070	—	29,881	—
Value of shares redeemed	(12,895,745)	(24,610,387)	(11,315,203)	(22,314,717)
Service Class
Proceeds from shares issued	604,743	671,178	35	—
Distributions reinvested	—	—	926	—
Value of shares redeemed	(579,378)	(673,207)	(18,152)	(4)
Change in net assets resulting from capital transactions	$(646,878)	$957,891	$(230,360)	$(219,816)
SHARE TRANSACTIONS:
Investor Class
Issued	2,297,397	3,589,381	237,673	449,444	(a)
Reinvested	11,397	—	811	—
Redeemed	(2,386,176)	(3,439,459)	(243,374)	(453,242	)(a)
Service Class
Issued	133,638	107,103	1	—	(a)
Reinvested	—	—	29	—
Redeemed	(128,778)	(107,248)	(421)	—	(a)(b)
Change in shares	(72,522)	149,777	(5,281)	(3,798)

(a)  As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(b)  Amount is less than 0.5 share.

(c)  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

UltraShort Nasdaq-100 ProFund			UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023		Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

$340,455	$718,865		$96,390	$161,525	$228,234	$248,883
(7,123,023)	(33,776,998)		(265,958)	(734,913)	4,028,896	(2,889,383)
1,392,391	5,379,633		466,357	(115,625)	(3,386,717)	3,750,634
(5,390,177)	(27,678,500)		296,789	(689,013)	870,413	1,110,134

(778,671)	(6,401)		(168,696)	—	(374,677)	—
(2,986)	—		(4,993)	—	(640)	—
(781,657)	(6,401)		(173,689)	—	(375,317)	—
6,432,972	(56,823,508)		(587,668)	1,465,644	(8,409,714)	(3,395,851)
261,138	(84,508,409)		(464,568)	776,631	(7,914,618)	(2,285,717)

16,484,509	100,992,918		5,129,580	4,352,949	50,527,046	52,812,763
$16,745,647	$16,484,509		$4,665,012	$5,129,580	$42,612,428	$50,527,046

$389,628,973	$1,630,429,401		$60,717,692	$166,543,096	$177,569,012	$561,298,460
760,206	6,284		162,261	—	363,176	—
(383,957,213)	(1,687,197,089)		(61,499,368)	(165,081,179)	(186,530,699)	(564,625,967)

281,659	534,919		578,960	712,311	4,797,366	4,557,256
2,986	—		4,986	—	640	—
(283,639)	(597,023)		(552,199)	(708,584)	(4,609,209)	(4,625,600)
$6,432,972	$(56,823,508)		$(587,668)	$1,465,644	$(8,409,714)	$(3,395,851)

8,129,296	19,406,580	(c)	8,022,308	21,077,282	3,449,039	10,358,169
18,784	127		28,024	—	5,752	—
(8,065,122)	(20,344,113	)(c)	(8,126,908)	(20,826,551)	(3,507,650)	(10,424,395)

5,785	7,442	(c)	88,390	97,622	114,967	99,673
79	—		950	—	13	—
(5,820)	(8,174	)(c)	(81,916)	(98,677)	(111,039)	(100,859)
83,002	(938,138)		(69,152)	249,676	(48,918)	(67,412)

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$132,099	$163,660	$71,515	$110,423
Net realized gains (losses) on investments	(866,878)	(1,586,404)	(678,412)	(468,540)
Change in net unrealized appreciation/depreciation on investments	175,658	(378,073)	(261,392)	(1,600,132)
Change in net assets resulting from operations	(559,121)	(1,800,817)	(868,289)	(1,958,249)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(114,587)	(133,040)	(105,818)	(83,764)
Service Class	(17,521)	(17,780)	(436)	—
Change in net assets resulting from distributions	(132,108)	(150,820)	(106,254)	(83,764)
Change in net assets resulting from capital transactions	(4,631,204)	1,696,922	883,173	(4,703,607)
Change in net assets	(5,322,433)	(254,715)	(91,370)	(6,745,620)
NET ASSETS:
Beginning of period	8,596,356	8,851,071	6,841,564	13,587,184
End of period	$3,273,923	$8,596,356	$6,750,194	$6,841,564
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$180,210,842	$228,090,992	$20,192,156	$30,773,200
Distributions reinvested	113,433	131,903	105,043	83,548
Value of shares redeemed	(185,005,956)	(226,039,640)	(19,624,909)	(34,919,308)
Service Class
Proceeds from shares issued	21,050,616	19,514,518	2,896,862	4,145,217
Distributions reinvested	17,499	17,780	436	—
Value of shares redeemed	(21,017,638)	(20,018,631)	(2,686,415)	(4,786,264)
Change in net assets resulting from capital transactions	$(4,631,204)	$1,696,922	$883,173	$(4,703,607)
SHARE TRANSACTIONS:
Investor Class
Issued	5,014,686	5,258,999	380,819	490,062
Reinvested	3,154	3,267	1,948	1,270
Redeemed	(5,146,614)	(5,211,670)	(369,608)	(559,789)
Service Class
Issued	632,977	527,906	59,964	71,210
Reinvested	533	480	9	—
Redeemed	(633,676)	(537,881)	(55,700)	(82,485)
Change in shares	(128,940)	41,101	17,432	(79,732)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$31.10	0.42	(1.50)	(1.08)	—	—	—	—
Year Ended July 31, 2023	$31.71	0.44	(1.05)	(0.61)	—	—	—	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$26.19	0.28	(1.30)	(1.02)	—	—	—	—
Year Ended July 31, 2023	$26.94	0.16	(0.91)	(0.75)	—	—	—	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.71)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$30.05	0.43	1.25	1.68	(0.43)	(0.84)	—	(1.27)
Year Ended July 31, 2023	$29.88	0.53	0.84	1.37	(0.53)	(0.67)	—	(1.20)
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$29.68	0.28	1.25	1.53	(0.28)	(0.68)	—	(0.96)
Year Ended July 31, 2023	$29.31	0.24	0.86	1.10	(0.24)	(0.49)	—	(0.73)
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$30.02	(3.47)%	3.20%	1.78%	2.64%	$1,764	—
$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
$33.78	(10.75)%	5.99%	1.78%	(0.60)%	$807	—
$37.85	(1.10)%	5.42%	1.78%	(0.92)%	$591	—

$25.17	(4.01)%	4.20%	2.78%	1.64%	$19	—
$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
$29.49	(11.70)%	6.99%	2.78%	(1.60)%	$33	—
$33.40	(2.05)%	6.42%	2.78%	(1.92)%	$38	—

$30.46	5.92%	1.79%	1.78%	2.88%	$17,183	578%
$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
$34.28	10.26%	1.90%	1.90%	0.19%	$19,823	1,362%
$32.40	(0.21)%	1.77%	1.77%	0.35%	$25,909	1,334%

$30.25	5.38%	2.79%	2.78%	1.88%	$1,971	578%
$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%
$33.80	9.12%	2.90%	2.90%	(0.81)%	$4,820	1,362%
$32.03	(1.15)%	2.77%	2.77%	(0.65)%	$2,648	1,334%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$41.90	0.39	3.38	3.77	(0.77)	(0.77)
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)	(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)	(0.59)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$37.76	0.21	2.94	3.15	(0.12)	(0.12)
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—	—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—	—
Bear ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$14.61	0.25	(0.61)	(0.36)	(0.76)	(0.76)
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (g)	—	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$13.06	0.18	(0.58)	(0.40)	(0.54)	(0.54)
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$44.90	8.88%		2.08%	2.05	%(e)	1.94%		$9,666	101%
$41.90	(7.34)%		1.94%	1.94%		1.35%		$11,023	150%
$45.34	(20.05)%		1.71%	1.71%		0.13%		$7,788	73%
$56.72	99.16%		1.53%	1.53%		0.43%		$122,655	144%
$28.48	(43.26)%		1.72%	1.72%		1.00%		$7,348	260%
$50.38	(6.69)%		1.80%	1.80%		0.88%		$9,484	75%

$40.79	8.33%		3.08%	3.05	%(e)	0.94%		$489	101%
$37.76	(8.24)%		2.94%	2.94%		0.35%		$570	150%
$41.14	(20.85)%		2.71%	2.71%		(0.87)%		$452	73%
$51.99	97.08%		2.53%	2.53%		(0.57)%		$925	144%
$26.38	(43.34)%		2.72%	2.72%		—	%(f)	$300	260%
$46.98	(7.63)%		2.80%	2.80%		(0.12)%		$769	75%

$13.49	(2.50)%		2.03%	1.94%		3.37%		$7,146	—
$14.61	(8.74)%		1.86%	1.86%		1.95%		$6,178	—
$16.01	—	%(f)	1.64%	1.64%		(1.13)%		$12,126	—
$16.01	(29.33)%		1.74%	1.74%		(1.73)%		$9,799	—
$22.67	(19.87)%		1.86%	1.86%		(0.95)%		$15,698	—
$28.37	(6.83)%		1.77%	1.77%		0.48%		$19,388	—

$12.12	(3.09)%		3.03%	2.94%		2.37%		$523	—
$13.06	(9.43)%		2.86%	2.86%		0.95%		$580	—
$14.42	(0.96)%		2.64%	2.64%		(2.13)%		$564	—
$14.56	(30.07)%		2.74%	2.74%		(2.73)%		$789	—
$20.82	(20.63)%		2.86%	2.86%		(1.95)%		$677	—
$26.23	(7.77)%		2.77%	2.77%		(0.52)%		$761	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Amount is less than 0.005%.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$62.67	0.15	0.83	0.98	—	(4.13)	(4.13)
Year Ended July 31, 2023	$56.74	0.07	5.86	5.93	—	—	—
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$41.36	(0.03)	0.36	0.33	—	(4.13)	(4.13)
Year Ended July 31, 2023	$37.83	(0.32)	3.85	3.53	—	—	—
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Bull ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$58.06	0.36	2.82	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2023	$52.89	0.39	5.26	5.65	—	(0.48)	(0.48)
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(e)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(e)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$44.56	0.14	2.08	2.22	—	—	—
Year Ended July 31, 2023	$41.09	(0.01)	3.96	3.95	—	(0.48)	(0.48)
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)
Year Ended July 31, 2020(e)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)
Year Ended July 31, 2019(e)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$59.52	2.08%	1.56%	1.55%	0.56%	$103,195	150%
$62.67	10.43%	1.54%	1.54%	0.11%	$114,581	91%
$56.74	(20.96)%	1.49%	1.49%	(0.37)%	$119,791	28%
$85.26	32.02%	1.55%	1.55%	(0.37)%	$168,280	62%
$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%

$37.56	1.57%	2.56%	2.55%	(0.44)%	$3,192	150%
$41.36	9.30%	2.54%	2.54%	(0.89)%	$2,985	91%
$37.83	(21.75)%	2.49%	2.49%	(1.37)%	$3,734	28%
$61.86	30.74%	2.54%	2.54%	(1.36)%	$5,358	62%
$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%

$61.22	5.48%	1.52%	1.52%	1.32%	$47,272	91%
$58.06	10.86%	1.58%	1.58%	0.80%	$41,714	112%
$52.89	(6.39)%	1.50%	1.50%	(0.49)%	$33,168	58%
$61.91	34.03%	1.55%	1.55%	(0.45)%	$56,064	15%
$48.91	9.68%	1.63%	1.63%	(0.01)%	$72,210	84%
$45.33	5.99%	1.54%	1.54%	0.54%	$61,121	3%

$46.78	4.98%	2.52%	2.52%	0.32%	$3,993	91%
$44.56	9.81%	2.58%	2.58%	(0.20)%	$11,462	112%
$41.09	(7.32)%	2.50%	2.50%	(1.49)%	$10,669	58%
$49.77	32.73%	2.55%	2.55%	(1.45)%	$7,148	15%
$40.09	8.57%	2.63%	2.63%	(1.01)%	$5,327	84%
$37.50	4.93%	2.54%	2.54%	(0.45)%	$4,232	3%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$119.32	0.17	15.93	16.10	—	—		—
Year Ended July 31, 2023	$93.36	(0.03)	25.99	25.96	—	—		—
Year Ended July 31, 2022	$172.73	(1.45)	(76.75)	(78.20)	—	(1.17	)(e)	(1.17)
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—		—
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—		(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—		—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$95.00	(0.30)	12.58	12.28	—	—		—
Year Ended July 31, 2023	$75.03	(0.79)	20.76	19.97	—	—		—
Year Ended July 31, 2022	$140.52	(2.58)	(61.74)	(64.32)	—	(1.17	)(e)	(1.17)
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—		—
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—		(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—		—
Consumer Discretionary UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$54.21	0.03	(2.56)	(2.53)	—	—		—
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—		—
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)
Year Ended July 31, 2020(g)	$46.43	(0.24)	7.89	7.65	—	—		—
Year Ended July 31, 2019(g)	$43.14	(0.06)	5.21	5.15	—	(1.86)		(1.86)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$43.69	(0.18)	(2.07)	(2.25)	—	—		—
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—		—
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)
Year Ended July 31, 2020(g)	$39.89	(0.63)	6.73	6.10	—	—		—
Year Ended July 31, 2019(g)	$37.73	(0.43)	4.45	4.02	—	(1.86)		(1.86)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$135.42	13.49%	2.00%	1.78%		0.29%	$7,090	96%
$119.32	27.80%	2.22%	1.78%		(0.03)%	$6,164	107%
$93.36	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
$104.67	16.07%	2.37%	2.11	%(f)	(1.08)%	$5,587	82%
$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%

$107.28	12.92%	3.00%	2.78%		(0.71)%	$241	96%
$95.00	26.58%	3.22%	2.78%		(1.03)%	$687	107%
$75.03	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
$85.98	14.89%	3.37%	3.11	%(f)	(2.08)%	$153	82%
$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%

$51.68	(4.67)%	1.65%	1.65%		0.11%	$30,677	67%
$54.21	18.23%	1.63%	1.63%		0.04%	$55,834	83%
$45.84	(31.68)%	1.54%	1.54%		(0.86)%	$30,510	31%
$72.77	39.66%	1.56%	1.56%		(0.97)%	$76,287	130%
$54.08	16.47%	1.67%	1.67%		(0.53)%	$44,827	80%
$46.43	13.46%	1.57%	1.57%		(0.13)%	$90,523	106%

$41.44	(5.15)%	2.65%	2.65%		(0.89)%	$1,238	67%
$43.69	17.07%	2.63%	2.63%		(0.96)%	$1,125	83%
$37.32	(32.37)%	2.54%	2.54%		(1.86)%	$615	31%
$60.86	38.29%	2.56%	2.56%		(1.97)%	$1,594	130%
$45.99	15.30%	2.67%	2.67%		(1.53)%	$1,595	80%
$39.89	12.34%	2.57%	2.57%		(1.13)%	$2,524	106%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Subsequent to the issuance of the July 31, 2022 financial statements, $0.12 of the distribution was determined to be a return of capital.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Staples UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$73.06	0.65	(5.10)	(4.45)	(1.06)	—	(1.06)
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)
Year Ended July 31, 2021(e)	$59.24	(0.31)	32.92	32.61	—	—	—
Year Ended July 31, 2020(e)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)
Year Ended July 31, 2019(e)	$51.20	0.07	2.51	2.58	(0.69)	—	(0.69)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$63.32	0.37	(4.53)	(4.16)	(0.34)	—	(0.34)
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)
Year Ended July 31, 2021(e)	$53.19	(1.01)	29.48	28.47	—	—	—
Year Ended July 31, 2020(e)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)
Year Ended July 31, 2019(e)	$46.44	(0.37)	2.36	1.99	(0.14)	—	(0.14)
Energy UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$42.69	0.46	(3.57)	(3.11)	(0.35)	—	(0.35)
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	—	(0.46)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$36.24	0.28	(3.09)	(2.81)	—	—	—
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	—	(0.08)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$67.55	(6.06)%	2.68%	1.78%	1.99%	$3,243	50%
$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
$53.09	5.40%	2.11%	1.91%	0.15%	$4,495	46%

$58.82	(6.54)%	3.67%	2.77%	1.00%	$153	50%
$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
$48.29	4.38%	3.09%	2.89%	(0.83)%	$391	46%

$39.23	(7.31)%	1.61%	1.59%	2.22%	$28,741	89%
$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
$29.28	(29.45)%	1.74%	1.74%	1.11%	$13,402	53%

$33.43	(7.75)%	2.61%	2.59%	1.22%	$1,125	89%
$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%
$25.07	(30.16)%	2.74%	2.74%	0.11%	$730	53%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$13.91	0.13	0.80	0.93	—	—
Year Ended July 31, 2023	$12.98	0.28	1.12	1.40	(0.47)	(0.47)
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	(1.41)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$15.22	0.05	0.88	0.93	—	—
Year Ended July 31, 2023	$14.05	0.14	1.22	1.36	(0.19)	(0.19)
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	(0.86)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$14.36	0.24	(0.38)	(0.14)	(0.36)	(0.36)
Year Ended July 31, 2023	$13.81	0.33	0.22	0.55	—	—
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$12.76	0.18	(0.33)	(0.15)	(0.26)	(0.26)
Year Ended July 31, 2023	$12.44	0.21	0.11	0.32	—	—
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$14.84	6.69%		4.10%	1.78%	1.81%	$1,101	304%
$13.91	10.95%		2.85%	1.78%	2.12%	$4,431	716%
$12.98	(6.25)%		2.32%	1.78%	1.68%	$4,540	954%
$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
$12.56	(3.95	)%(e)	2.23%	1.78%	1.96%	$4,997	1,311%

$16.15	6.11%		5.09%	2.77%	0.82%	$489	304%
$15.22	9.82%		3.85%	2.78%	1.12%	$207	716%
$14.05	(7.11)%		3.32%	2.78%	0.68%	$187	954%
$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
$13.74	(4.80	)%(e)	3.23%	2.78%	0.96%	$265	1,311%

$13.86	(1.03)%		7.97%	1.78%	3.40%	$1,285	—
$14.36	3.91%		4.53%	1.78%	2.37%	$1,422	—
$13.81	(14.85)%		4.94%	1.78%	(1.53)%	$750	—
$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—

$12.35	(1.25)%		8.97%	2.78%	2.40%	$7	—
$12.76	2.82%		5.53%	2.78%	1.37%	$3	—
$12.44	(15.80)%		5.94%	2.78%	(2.53)%	$3	—
$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$27.73	0.09	3.60	3.69	(0.08)	—		(0.08)
Year Ended July 31, 2023	$26.94	0.12	0.67	0.79	—	—		—
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(f)	(2.40)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—		(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—		—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$22.56	(0.02)	2.87	2.85	—	—		—
Year Ended July 31, 2023	$22.14	(0.09)	0.51	0.42	—	—		—
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(f)	(2.40)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—		(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—		—
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$98.82	0.42	5.23	5.65	(0.26)	—		(0.26)
Year Ended July 31, 2023	$99.80	0.46	(1.44)	(0.98)	—	—		—
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—		(0.02)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$79.12	0.03	4.08	4.11	—	—		—
Year Ended July 31, 2023	$80.71	(0.32)	(1.27)	(1.59)	—	—		—
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$31.34	13.30%		1.99%	1.85%	0.67%	$6,525	289%
$27.73	2.89	%(e)	2.18%	1.89%	0.49%	$4,428	68%
$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%

$25.41	12.63%		2.99%	2.85%	(0.33)%	$373	289%
$22.56	1.90	%(e)	3.18%	2.89%	(0.51)%	$335	68%
$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%

$104.21	5.73%		1.72%	1.72%	0.88%	$15,582	10%
$98.82	(0.99	)%(g)	1.73%	1.73%	0.48%	$13,229	77%
$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
$61.57	1.54%		1.58%	1.58%	0.16%	$14,650	226%

$83.23	5.19%		2.72%	2.72%	(0.12)%	$964	10%
$79.12	(1.98	)%(g)	2.73%	2.73%	(0.52)%	$1,153	77%
$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%
$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%
$51.25	0.55%		2.55%	2.55%	(0.81)%	$1,328	226%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%. 1.94%
(f)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(g)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%. 0.10%

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments		Total Distributions
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$52.58	0.19	0.87	1.06	—		—
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—		—
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(e)	(2.07)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—
Year Ended July 31, 2020(f)	$39.16	(0.09)	(2.57)	(2.66)	—		—
Year Ended July 31, 2019(f)	$36.86	(0.04)	2.34	2.30	—		—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$43.81	(0.02)	0.67	0.65	—		—
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—		—
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(e)	(2.07)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—
Year Ended July 31, 2020(f)	$34.18	(0.42)	(2.21)	(2.63)	—		—
Year Ended July 31, 2019(f)	$32.50	(0.35)	2.03	1.68	—		—
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$36.15	(0.04)	4.57	4.53	—		—
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—		—
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	(10.63)		(10.63)
Year Ended July 31, 2021(g)	$66.20	(0.95)	28.88	27.93	(14.34)		(14.34)
Year Ended July 31, 2020(g)	$49.72	(0.46)	17.00	16.54	(0.06)		(0.06)
Year Ended July 31, 2019(g)	$46.29	(0.34)	3.78	3.43	—		—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$23.34	(0.15)	2.95	2.80	—		—
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—		—
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	(10.63)		(10.63)
Year Ended July 31, 2021(g)	$50.74	(1.49)	21.74	20.25	(14.34)		(14.34)
Year Ended July 31, 2020(g)	$38.50	(0.83)	13.13	12.30	(0.06)		(0.06)
Year Ended July 31, 2019(g)	$36.20	(0.70)	3.00	2.30	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$53.64	2.02%	2.13%	1.78%	0.75%	$5,147	314%
$52.58	12.21%	2.30%	1.78%	0.42%	$8,515	264%
$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
$39.16	6.22%	1.84%	1.84%	(0.10)%	$9,520	485%

$44.46	1.48%	3.13%	2.78%	(0.25)%	$248	314%
$43.81	11.05%	3.30%	2.78%	(0.58)%	$244	264%
$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
$34.18	5.16%	2.84%	2.84%	(1.10)%	$962	485%

$40.68	12.53%	1.52%	1.52%	(0.21)%	$87,959	18%
$36.15	26.40%	1.55%	1.55%	(0.47)%	$84,071	24%
$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
$79.79	45.51%	1.52%	1.52%	(1.34)%	$224,716	55%
$66.20	33.31%	1.60%	1.60%	(0.97)%	$206,228	59%
$49.72	7.43%	1.50%	1.50%	(0.75)%	$209,745	61%

$26.14	11.95%	2.52%	2.52%	(1.21)%	$7,709	18%
$23.34	25.15%	2.55%	2.55%	(1.47)%	$4,133	24%
$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
$56.65	44.07%	2.52%	2.52%	(2.34)%	$14,190	55%
$50.74	32.01%	2.60%	2.60%	(1.97)%	$9,906	59%
$38.50	6.35%	2.50%	2.50%	(1.75)%	$10,311	61%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(g)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$134.24	(0.39)	8.38	7.99	—	(2.12)	(2.12)
Year Ended July 31, 2023	$129.16	(0.70)	7.93	7.23	—	(2.15)	(2.15)
Year Ended July 31, 2022	$146.04	(1.19)	(14.13)	(15.32)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	—	(4.14)	(4.14)
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$105.66	(0.91)	6.62	5.71	—	(2.12)	(2.12)
Year Ended July 31, 2023	$103.18	(1.63)	6.26	4.63	—	(2.15)	(2.15)
Year Ended July 31, 2022	$118.11	(2.33)	(11.04)	(13.37)	—	(1.56)	(1.56)
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	—	(4.14)	(4.14)
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$94.45	0.17	4.19	4.36	—	—	—
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$81.71	(0.24)	3.57	3.33	—	—	—
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$140.11	6.01%		1.73%	1.73%	(0.61)%	$18,486	485%
$134.24	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
$129.16	(10.69	)%(e)	1.57%	1.57%	(0.84)%	$11,048	756%
$146.04	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
$111.89	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
$95.94	7.56%		1.61%	1.61%	(0.14)%	$22,113	536%

$109.25	5.48%		2.72%	2.72%	(1.60)%	$1,549	485%
$105.66	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
$103.18	(11.56	)%(e)	2.56%	2.56%	(1.83)%	$1,234	756%
$118.11	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
$92.09	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
$80.47	6.50%		2.61%	2.61%	(1.14)%	$3,894	536%

$98.81	4.62%		1.81%	1.81%	0.35%	$56,882	440%
$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
$66.30	4.38%		1.80%	1.77%	0.71%	$11,810	1,011%

$85.04	4.08%		2.81%	2.81%	(0.65)%	$2,337	440%
$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%
$59.23	3.37%		2.80%	2.77%	(0.29)%	$1,233	1,011%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$109.45	0.48	(8.03)	(7.55)	(1.03)	—	(1.03)
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$93.71	0.05	(7.01)	(6.96)	(0.04)	—	(0.04)
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—	—	—
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$92.40	(0.19)	1.24 (f)	1.05	—	—	—
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$68.08	(0.52)	0.93 (f)	0.41	—	—	—
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$100.87	(6.96)%	2.16%	1.78%		0.97%	$4,130	23%
$109.45	18.58%	2.07%	1.82%		0.72%	$8,535	188%
$92.29	(9.03)%	1.93%	1.89%		(0.28)%	$4,652	194%
$101.46	61.04%	1.82%	1.78%		(0.19)%	$10,709	698%
$63.17	(1.25)%	2.43%	1.85%		0.15%	$2,897	62%
$63.98	(13.84)%	2.15%	2.05	%(e)	0.19%	$4,637	179%

$86.71	(7.42)%	3.16%	2.78%		(0.03)%	$708	23%
$93.71	17.37%	3.07%	2.82%		(0.28)%	$961	188%
$79.82	(9.91)%	2.93%	2.89%		(1.28)%	$510	194%
$88.60	59.44%	2.82%	2.78%		(1.19)%	$983	698%
$55.74	(2.24)%	3.43%	2.85%		(0.85)%	$278	62%
$57.02	(14.72)%	3.15%	3.05	%(e)	(0.81)%	$316	179%

$93.45	1.14%	2.08%	1.78%		(0.43)%	$3,019	116%
$92.40	7.83%	2.20%	1.82%		(0.71)%	$28,388	382%
$88.50	(13.02)%	2.35%	2.04	%(e)	(1.19)%	$2,708	197%
$128.38	35.95%	1.69%	1.69%		(0.74)%	$3,719	233%
$96.99	3.17%	1.77%	1.77%		(0.88)%	$38,215	457%
$94.01	0.19%	1.73%	1.73%		(0.44)%	$17,792	385%

$68.49	0.60%	3.08%	2.78%		(1.43)%	$552	116%
$68.08	6.77%	3.20%	2.82%		(1.71)%	$543	382%
$66.59	(13.90)%	3.35%	3.04	%(e)	(2.19)%	$522	197%
$104.06	34.61%	2.69%	2.69%		(1.74)%	$782	233%
$79.88	2.12%	2.77%	2.77%		(1.88)%	$780	457%
$78.22	(0.79)%	2.73%	2.73%		(1.44)%	$2,315	385%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$110.42	0.58	(0.66	)(e)	(0.08)	—	(f)	—	— (f)
Year Ended July 31, 2023	$102.00	0.42	8.00	(e)	8.42	—		—	—
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)		(8.31)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$78.62	(1.05)	35.48		34.43	—		(0.23)	(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)		(4.42)	(0.08)		(4.27)	(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)		(1.57)	(0.05)		(2.17)	(2.22)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$86.45	0.16	(0.65	)(e)	(0.49)	—		—	—
Year Ended July 31, 2023	$80.67	(0.38)	6.16	(e)	5.78	—		—	—
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)		(7.43)	—		(2.51)	(2.51)
Year Ended July 31, 2021	$63.84	(1.86)	28.86		27.00	—		(0.23)	(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)		(4.23)	—		(4.27)	(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)		(2.11)	—		(2.17)	(2.17)
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$101.72	0.11	(1.15)		(1.04)	—		—	—
Year Ended July 31, 2023	$93.28	0.06	8.38	(e)	8.44	—		—	—
Year Ended July 31, 2022	$95.91	0.19	(1.93)		(1.74)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$62.48	0.10	33.50		33.60	(0.17)		—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.06)		(10.86)	(0.31	)(l)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)		(1.96)	(0.11)		(2.36)	(2.47)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$80.26	(0.27)	(0.95)		(1.22)	—		—	—
Year Ended July 31, 2023	$74.33	(0.68)	6.61	(e)	5.93	—		—	—
Year Ended July 31, 2022	$77.37	(0.57)	(1.58)		(2.15)	—		(0.89)	(0.89)
Year Ended July 31, 2021	$50.79	(0.57)	27.15		26.58	—		—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)		(9.44)	—		—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)		(2.29)	—		(2.36)	(2.36)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$110.34	(0.07)%		2.01%	1.78%		1.14%	$8,606	228%
$110.42	8.24	%(g)	1.92%	1.78%		0.45%	$3,576	767%
$102.00	(7.57	)%(h)	1.95%	1.82%		(0.76)%	$3,106	18%
$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
$78.62	(5.52)%		1.97%	1.97	%(i)	(0.52)%	$4,207	238%
$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%

$85.96	(0.58)%		3.01%	2.78%		0.14%	$4,324	228%
$86.45	7.16	%(g)	2.92%	2.78%		(0.55)%	$781	767%
$80.67	(8.47	)%(h)	2.95%	2.82%		(1.76)%	$795	18%
$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
$63.84	(6.45)%		2.97%	2.97	%(i)	(1.52)%	$556	238%
$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%

$100.68	(1.02)%		2.78%	1.78%		0.24%	$2,270	87%
$101.72	9.04	%(j)	2.09%	1.78%		0.07%	$2,321	495%
$93.28	(1.86	)%(k)	1.85%	1.78%		0.21%	$21,740	512%
$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
$62.48	(14.82	)%(m)	2.10%	1.78%		0.29%	$4,189	322%
$73.65	(1.94)%		1.78%	1.78%		0.11%	$5,554	708%

$79.04	(1.52)%		3.78%	2.78%		(0.76)%	$505	87%
$80.26	7.96	%(j)	3.09%	2.78%		(0.93)%	$577	495%
$74.33	(2.84	)%(k)	2.85%	2.78%		(0.79)%	$620	512%
$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
$50.79	(15.67	)%(m)	3.10%	2.78%		(0.71)%	$417	322%
$60.23	(2.89)%		2.78%	2.78%		(0.89)%	$587	708%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.
(g)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(h)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(i)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(j)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(k)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(l)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.
(m)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$137.82	1.18	9.94	11.12	—	—	—
Year Ended July 31, 2023	$115.16	1.45	21.21	22.66	—	—	—
Year Ended July 31, 2022	$139.20	(1.27)	(19.08)	(20.35)	—	(3.69)	(3.69)
Year Ended July 31, 2021	$104.21	(1.20)	37.52	36.32	—	(1.33)	(1.33)
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$107.09	0.65	7.39	8.04	—	—	—
Year Ended July 31, 2023	$90.41	0.58	16.10	16.68	—	—	—
Year Ended July 31, 2022	$111.10	(2.30)	(14.70)	(17.00)	—	(3.69)	(3.69)
Year Ended July 31, 2021	$84.23	(2.15)	30.35	28.20	—	(1.33)	(1.33)
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$124.18	0.26	(27.63)	(27.37)	—	—	—
Year Ended July 31, 2023	$77.29	0.11	46.78	46.89	—	—	—
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—
Year Ended July 31, 2021(e)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)
Year Ended July 31, 2020(e)(f)	$166.00	0.20	(129.73)	(129.53)	—	—	—
Year Ended July 31, 2019(e)(f)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	—	(4.16)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$108.85	(0.22)	(24.19)	(24.41)	—	—	—
Year Ended July 31, 2023	$68.41	(0.71)	41.15	40.44	—	—	—
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—
Year Ended July 31, 2021(e)	$32.90	(0.95)	23.01	22.06	—	—	—
Year Ended July 31, 2020(e)(f)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—
Year Ended July 31, 2019(e)(f)	$362.87	(3.20)	(208.20)	(211.40)	— (h)	—	— (h)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$148.94	8.07%	1.57%	1.57%		1.74%	$133,911	43%
$137.82	19.68%	1.52%	1.52%		1.32%	$125,665	136%
$115.16	(15.20)%	1.46%	1.46%		(0.97)%	$48,382	635%
$139.20	35.07%	1.48%	1.48%		(1.01)%	$153,313	440%
$104.21	36.83%	1.56%	1.56%		(0.65)%	$108,633	39%
$76.83	7.65%	1.52%	1.52%		0.03%	$101,799	15%

$115.13	7.51%	2.57%	2.57%		0.74%	$7,874	43%
$107.09	18.44%	2.52%	2.52%		0.32%	$7,960	136%
$90.41	(16.03)%	2.46%	2.46%		(1.97)%	$6,964	635%
$111.10	33.74%	2.48%	2.48%		(2.01)%	$7,473	440%
$84.23	35.48%	2.55%	2.55%		(1.64)%	$8,412	39%
$62.84	6.58%	2.51%	2.51%		(0.96)%	$5,884	15%

$96.81	(22.04)%	1.68%	1.68%		0.48%	$15,941	137%
$124.18	60.67%	1.68%	1.68%		0.12%	$14,708	255%
$77.29	25.74%	1.65%	1.65%		(0.69)%	$13,020	218%
$61.47	68.77%	1.73%	1.71%		(0.80)%	$15,229	727%
$36.47	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
$166.00	(57.83)%	2.09%	2.09	%(g)	(0.61)%	$6,205	248%

$84.44	(22.42)%	2.68%	2.68%		(0.52)%	$1,983	137%
$108.85	59.09%	2.68%	2.68%		(0.88)%	$3,223	255%
$68.41	24.49%	2.65%	2.65%		(1.69)%	$1,247	218%
$54.96	67.15%	2.73%	2.71%		(1.80)%	$621	727%
$32.90	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
$151.47	(58.27)%	3.09%	3.09	%(g)	(1.61)%	$373	248%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$27.07	0.10	(2.18)	(2.08)	(0.12)	—	(0.12)
Year Ended July 31, 2023	$28.86	0.16	(1.95)	(1.79)	—	—	—
Year Ended July 31, 2022	$30.56	(0.06)	(0.41)	(0.47)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$22.94	(0.09)	7.81	7.72	—	(0.10)	(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—	—
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)	(0.84)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$22.44	0.01	(1.85)	(1.84)	—	—	—
Year Ended July 31, 2023	$24.14	(0.06)	(1.64)	(1.70)	—	—	—
Year Ended July 31, 2022	$26.02	(0.31)	(0.34)	(0.65)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$19.74	(0.32)	6.70	6.38	—	(0.10)	(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—	—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)	(0.80)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$47.18	0.26	(9.11)	(8.85)	(0.58)	—	(0.58)
Year Ended July 31, 2023	$40.36	0.49	6.33	6.82	— (e)	—	— (e)
Year Ended July 31, 2022	$65.60	0.19	(25.43)	(25.24)	—	—	—
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—	—	—
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—	—	—
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$39.28	0.08	(7.65)	(7.57)	(0.20)	—	(0.20)
Year Ended July 31, 2023	$33.94	0.11	5.23	5.34	—	—	—
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)	(21.79)	—	—	—
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—	—	—
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—	—	—
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$24.87	(7.69)%	2.69%	1.78%	0.89%	$3,055	91%
$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%

$20.60	(8.20)%	3.69%	2.78%	(0.11)%	$184	91%
$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%

$37.75	(18.95)%	1.63%	1.63%	1.26%	$21,517	177%
$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%

$31.51	(19.34)%	2.63%	2.63%	0.26%	$1,157	177%
$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$38.73	0.14	(0.34)	(0.20)	(0.46)		—	(0.46)
Year Ended July 31, 2023	$50.52	0.08	(10.40)	(10.32)	(0.22)		(1.25)	(1.47)
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)	(4.37)	(0.56)		(7.57)	(8.13)
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(g)	—	(1.50)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		—	(0.82)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$35.96	(0.03)	(0.32)	(0.35)	(0.28)		—	(0.28)
Year Ended July 31, 2023	$47.21	(0.29)	(9.71)	(10.00)	—		(1.25)	(1.25)
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)	(4.65)	(0.09)		(7.57)	(7.66)
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(g)	—	(1.04)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		—	(0.06)
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$38.87	0.75	1.11 (h)	1.86	(1.84)		—	(1.84)
Year Ended July 31, 2023	$31.43	0.71	6.73	7.44	—		—	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50	6.22	—		—	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—		—	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		—	(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$33.49	0.57	0.95 (h)	1.52	—		—	—
Year Ended July 31, 2023	$27.36	0.39	5.74	6.13	—		—	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74	5.21	—		—	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—		—	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$38.07	(0.56)%		2.34%	1.89%		0.77%	$4,486	45%
$38.73	(20.29)%		2.30%	2.10	%(e)	0.21%	$4,639	75%
$50.52	(8.99	)%(f)	1.55%	1.55%		(0.32)%	$6,793	253%
$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
$42.23	(15.54)%		1.80%	1.79%		(0.20)%	$4,991	217%
$51.60	16.49%		1.62%	1.62%		1.71%	$25,665	345%

$35.33	(1.05)%		3.34%	2.89%		(0.23)%	$235	45%
$35.96	(21.07)%		3.30%	3.10	%(e)	(0.79)%	$276	75%
$47.21	(9.89	)%(f)	2.55%	2.55%		(1.32)%	$534	253%
$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
$40.28	(16.39)%		2.80%	2.79%		(0.12)%	$341	217%
$49.28	15.35%		2.62%	2.62%		0.71%	$1,007	345%

$38.89	5.03%		1.73%	1.73%		3.50%	$19,397	—
$38.87	23.67%		1.61%	1.61%		1.97%	$11,272	—
$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
$21.80	(37.79)%		1.89%	1.88%		(0.60)%	$6,105	—
$35.49	(14.58)%		1.56%	1.56%		0.67%	$30,192	—

$35.01	4.54%		2.73%	2.73%		2.50%	$4,510	—
$33.49	22.40%		2.61%	2.61%		0.97%	$1,593	—
$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—
$19.35	(38.41)%		2.89%	2.88%		(1.60)%	$87	—
$31.42	(15.47)%		2.56%	2.56%		(0.33)%	$209	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(g)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$15.23	0.27	0.03	0.30	(0.96)	—	(0.96)
Year Ended July 31, 2023	$13.45	0.29	1.49	1.78	—	—	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$13.74	0.20	— (e)	0.20	(0.45)	—	(0.45)
Year Ended July 31, 2023	$12.26	0.15	1.33	1.48	—	—	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$29.83	0.48	0.70	1.18	(1.38)	—	(1.38)
Year Ended July 31, 2023	$30.65	0.56	(0.72)	(0.16)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$25.48	0.35	0.55	0.90	(1.06)	—	(1.06)
Year Ended July 31, 2023	$26.56	0.29	(0.71)	(0.42)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$14.57	2.07%	2.82%	1.78%	3.41%	$1,045	—
$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—

$13.49	1.52%	3.82%	2.78%	2.41%	$134	—
$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—

$29.63	4.07%	2.30%	1.78%	3.16%	$10,409	—
$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—

$25.32	3.66%	3.30%	2.78%	2.16%	$81	—
$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—
$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$160.17	0.32	42.27	42.59	—	—	—
Year Ended July 31, 2023	$92.94	0.43	66.80	67.23	—	—	—
Year Ended July 31, 2022	$118.09	(0.68)	(17.85)	(18.53)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—
Year Ended July 31, 2020	$46.14	0.06	18.69	18.75	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58)	(2.24)	(0.53)	(12.65)	(13.18)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$116.62	(0.26)	30.53	30.27	—	—	—
Year Ended July 31, 2023	$68.34	(0.28)	48.56	48.28	—	—	—
Year Ended July 31, 2022	$88.98	(1.57)	(12.45)	(14.02)	—	(6.62)	(6.62)
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—
Year Ended July 31, 2020	$35.79	(0.34)	14.22	13.88	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)	(3.02)	—	(12.65)	(12.65)
Short Energy ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$14.95	0.25	0.55	0.80	(0.57)	—	(0.57)
Year Ended July 31, 2023	$17.57	0.34	(2.96)	(2.62)	—	—	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	—	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$13.59	0.18	0.53	0.71	(0.45)	—	(0.45)
Year Ended July 31, 2023	$16.20	0.19	(2.80)	(2.61)	—	—	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$202.76	26.59%	1.55%	1.54%	0.41%	$188,793	68%
$160.17	72.32%	1.56%	1.56%	0.45%	$127,520	72%
$92.94	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
$118.09	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
$63.61	42.27%	1.65%	1.65%	0.11%	$51,355	169%
$46.14	5.55%	1.55%	1.55%	0.69%	$64,715	106%

$146.89	25.96%	2.55%	2.54%	(0.59)%	$7,118	68%
$116.62	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
$68.34	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
$88.98	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
$48.41	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
$35.79	4.49%	2.55%	2.55%	(0.31)%	$1,984	106%

$15.18	5.42%	6.24%	1.78%	3.32%	$583	—
$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
$46.83	19.49%	3.34%	1.78%	0.43%	$2,115	—

$13.85	4.92%	7.24%	2.78%	2.32%	$44	—
$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—
$44.39	18.39%	4.34%	2.78%	(0.57)%	$3	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$60.69	1.00	(4.40)	(3.40)	(3.65)	(3.65)
Year Ended July 31, 2023(e)	$74.03	1.38	(14.72)	(13.34)	—	—
Year Ended July 31, 2022(e)	$71.44	(0.85)	3.44	2.59	—	—
Year Ended July 31, 2021(e)	$104.36	(1.55)	(31.37)	(32.92)	—	—
Year Ended July 31, 2020(e)(f)	$167.29	(0.90)	(61.58)	(62.48)	(0.45)	(0.45)
Year Ended July 31, 2019(e)(f)	$186.52	0.80	(20.03)	(19.23)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$52.72	0.74	(3.95)	(3.21)	(2.72)	(2.72)
Year Ended July 31, 2023(e)	$64.86	0.71	(12.85)	(12.14)	—	—
Year Ended July 31, 2022(e)	$63.39	(1.50)	2.97	1.47	—	—
Year Ended July 31, 2021(e)	$93.34	(2.30)	(27.65)	(29.95)	—	—
Year Ended July 31, 2020(e)(f)	$150.75	(1.65)	(55.76)	(57.41)	—	—
Year Ended July 31, 2019(e)(f)	$169.79	(0.80)	(18.24)	(19.04)	—	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$14.04	0.24	1.23	1.47	(2.34)	(2.34)
Year Ended July 31, 2023	$17.45	0.34	(3.75)	(3.41)	—	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$13.40	0.17	1.22	1.39	(2.01)	(2.01)
Year Ended July 31, 2023	$16.80	0.19	(3.59)	(3.40)	—	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$53.64	(5.66)%	2.41%	1.83%	3.26%	$2,647	—
$60.69	(18.04)%	1.78%	1.78%	1.77%	$3,051	—
$74.03	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
$71.44	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
$104.36	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
$167.29	(10.40)%	2.37%	1.78%	0.46%	$4,429	—

$46.79	(6.10)%	3.41%	2.83%	2.26%	$213	—
$52.72	(18.72)%	2.78%	2.78%	0.77%	$86	—
$64.86	2.29%	2.81%	2.78%	(2.13)%	$241	—
$63.39	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
$93.34	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
$150.75	(11.19)%	3.37%	2.78%	(0.54)%	$788	—

$13.17	12.46%	3.33%	1.78%	3.30%	$4,863	—
$14.04	(19.54)%	2.38%	1.78%	2.26%	$3,236	—
$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
$14.53	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
$32.94	(23.23)%	2.13%	1.78%	0.47%	$4,649	—

$12.78	12.01%	4.33%	2.78%	2.30%	$32	—
$13.40	(20.13)%	3.38%	2.78%	1.26%	$19	—
$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
$14.31	(55.85)%	3.97%	2.78%	(1.47)%	$65	—
$32.41	(24.01)%	3.13%	2.78%	(0.53)%	$26	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$9.14	0.17	(0.14)		0.03	(0.28)	(0.28)
Year Ended July 31, 2023	$8.10	0.21	0.83		1.04	—	—
Year Ended July 31, 2022	$8.19	(0.10)	0.01		(0.09)	—	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)		(1.44)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)		(1.72)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$7.85	0.13	(0.14)		(0.01)	(0.19)	(0.19)
Year Ended July 31, 2023	$7.03	0.13	0.69		0.82	—	—
Year Ended July 31, 2022	$7.19	(0.17)	0.01		(0.16)	—	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)		(1.38)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)		(1.67)	—	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$34.49	0.63	0.53		1.16	(4.99)	(4.99)
Year Ended July 31, 2023(f)	$37.05	0.98	(3.54	)(e)	(2.56)	—	—
Year Ended July 31, 2022(f)	$34.71	(0.55)	2.89		2.34	—	—
Year Ended July 31, 2021(f)	$57.13	(0.75)	(21.67)		(22.42)	—	—
Year Ended July 31, 2020(f)	$65.49	(0.65)	(7.21)		(7.86)	(0.50)	(0.50)
Year Ended July 31, 2019(f)	$63.40	0.30	1.79		2.09	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$32.09	0.46	0.47		0.93	(4.65)	(4.65)
Year Ended July 31, 2023(f)	$34.76	0.63	(3.30	)(e)	(2.67)	—	—
Year Ended July 31, 2022(f)	$32.93	(0.90)	2.73		1.83	—	—
Year Ended July 31, 2021(f)	$54.82	(1.15)	(20.74)		(21.89)	—	—
Year Ended July 31, 2020(f)	$62.98	(1.30)	(6.86)		(8.16)	—	—
Year Ended July 31, 2019(f)	$61.57	(0.35)	1.76		1.41	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$8.89	0.52%	2.95%	1.78%	3.49%	$2,013	—
$9.14	12.84%	3.19%	1.78%	2.29%	$1,817	—
$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—

$7.65	0.04%	3.95%	2.78%	2.49%	$85	—
$7.85	11.66%	4.19%	2.78%	1.29%	$112	—
$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—

$30.66	4.25%	2.16%	1.78%	3.25%	$1,211	—
$34.49	(6.91)%	2.29%	1.78%	2.57%	$1,728	—
$37.05	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
$34.71	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
$57.13	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
$65.49	3.31%	2.76%	1.78%	0.44%	$1,138	—

$28.37	3.76%	3.16%	2.78%	2.25%	$67	—
$32.09	(7.63)%	3.29%	2.78%	1.57%	$47	—
$34.76	5.46%	3.26%	2.78%	(2.56)%	$162	—
$32.93	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
$54.82	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
$62.98	2.27%	3.75%	2.77%	(0.55)%	$33	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$101.00	(0.13)	0.84		0.71	(0.80)	(0.80)
Year Ended July 31, 2023	$102.43	(0.43)	2.47		2.04	(3.47)	(3.47)
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)		(13.98)	(10.08)	(10.08)
Year Ended July 31, 2021	$86.21	(0.88)	41.16		40.28	—	—
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)		(3.04)	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$76.53	(0.50)	0.65		0.15	(0.80)	(0.80)
Year Ended July 31, 2023	$79.28	(1.17)	1.89		0.72	(3.47)	(3.47)
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)		(11.73)	(10.08)	(10.08)
Year Ended July 31, 2021	$69.60	(1.76)	33.25		31.49	—	—
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)		(3.18)	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$103.50	0.75	(3.85	)(g)	(3.10)	—	—
Year Ended July 31, 2023	$98.02	0.64	4.84		5.48	—	—
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)		(18.98)	—	—
Year Ended July 31, 2021	$78.58	(1.51)	39.93		38.42	—	—
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$83.13	0.36	(3.26	)(g)	(2.90)	—	—
Year Ended July 31, 2023	$79.51	(0.12)	3.74		3.62	—	—
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)		(16.34)	—	—
Year Ended July 31, 2021	$65.02	(2.40)	33.23		30.83	—	—
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$100.91	0.70%		2.21%	1.78%		(0.28)%	$3,631	75%
$101.00	2.38	%(e)	2.16%	1.84%		(0.47)%	$3,818	239%
$102.43	(12.08	)%(f)	1.95%	1.92%		(0.87)%	$9,587	462%
$126.49	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%

$75.88	0.19%		3.21%	2.78%		(1.28)%	$761	75%
$76.53	1.38	%(e)	3.16%	2.84%		(1.47)%	$485	239%
$79.28	(12.94	)%(f)	2.95%	2.92%		(1.87)%	$1,235	462%
$101.09	45.24%		2.60%	2.60%		(1.81)%	$833	659%
$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%

$100.40	(3.00)%		2.56%	1.78%		1.58%	$3,961	360%
$103.50	5.59	%(h)	2.76%	1.78%		0.69%	$5,370	546%
$98.02	(16.22	)%(i)	2.18%	1.78%		(1.10)%	$2,627	137%
$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
$78.58	(7.80	)%(j)	2.42%	2.07	%(k)	(0.98)%	$3,030	109%
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%

$80.23	(3.49)%		3.56%	2.78%		0.58%	$331	360%
$83.13	4.54	%(h)	3.76%	2.78%		(0.31)%	$348	546%
$79.51	(17.05	)%(i)	3.18%	2.78%		(2.10)%	$320	137%
$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
$65.02	(8.74	)%(j)	3.42%	3.07	%(k)	(1.98)%	$237	109%
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
(i)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(j)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(k)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$103.01	0.32	(3.78)	(3.46)	—	—	—
Year Ended July 31, 2023	$100.64	(0.32)	4.07 (e)	3.75	—	(1.38)	(1.38)
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$81.28	(0.06)	(3.07)	(3.13)	—	—	—
Year Ended July 31, 2023	$80.51	(1.08)	3.23 (e)	2.15	—	(1.38)	(1.38)
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$116.43	0.17	16.43	16.60	—	(0.47)	(0.47)
Year Ended July 31, 2023	$90.44	0.09	25.90	25.99	—	—	—
Year Ended July 31, 2022	$124.76	(1.07)	(24.11)	(25.18)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)
Year Ended July 31, 2020(h)	$49.47	(0.29)	26.27	25.98	—	—	—
Year Ended July 31, 2019(h)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$91.70	(0.29)	12.82	12.53	—	(0.47)	(0.47)
Year Ended July 31, 2023	$71.94	(0.58)	20.34	19.76	—	—	—
Year Ended July 31, 2022	$101.80	(2.00)	(18.72)	(20.72)	—	(9.14)	(9.14)
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)
Year Ended July 31, 2020(h)	$41.38	(0.75)	21.85	21.10	—	—	—
Year Ended July 31, 2019(h)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$99.55	(3.36)%		2.39%	1.88%		0.69%	$1,686	257%
$103.01	3.88	%(f)	2.00%	1.98	%(g)	(0.34)%	$2,765	510%
$100.64	(3.94)%		1.68%	1.68%		(0.02)%	$8,441	638%
$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
$64.53	(17.55)%		2.02%	2.02	%(g)	(0.22)%	$4,232	624%
$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%

$78.15	(3.85)%		3.39%	2.88%		(0.31)%	$466	257%
$81.28	2.83	%(f)	3.00%	2.98	%(g)	(1.34)%	$520	510%
$80.51	(4.90)%		2.68%	2.68%		(1.02)%	$790	638%
$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
$52.57	(18.37)%		3.02%	3.02	%(g)	(1.22)%	$320	624%
$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%

$132.56	14.28%		1.57%	1.57%		0.30%	$61,086	59%
$116.43	28.72%		1.58%	1.58%		0.11%	$74,931	139%
$90.44	(22.70)%		1.48%	1.48%		(0.93)%	$44,187	51%
$124.76	69.21%		1.55%	1.55%		(0.97)%	$95,384	114%
$75.45	52.51%		1.65%	1.65%		(0.51)%	$86,988	177%
$49.47	16.70%		1.58%	1.58%		0.06%	$83,112	332%

$103.76	13.70%		2.57%	2.57%		(0.70)%	$5,159	59%
$91.70	27.45%		2.58%	2.58%		(0.89)%	$4,815	139%
$71.94	(23.48)%		2.48%	2.48%		(1.93)%	$3,393	51%
$101.80	67.57%		2.55%	2.55%		(1.97)%	$6,454	114%
$62.48	50.97%		2.65%	2.65%		(1.51)%	$2,858	177%
$41.38	15.53%		2.58%	2.58%		(0.94)%	$3,082	332%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$16.28	0.31	(1.43)	(1.12)	(0.46)	—	(0.46)
Year Ended July 31, 2023	$20.70	0.50	(4.92)	(4.42)	—	—	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43)	(0.72)	—	—	—
Year Ended July 31, 2021(e)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)
Year Ended July 31, 2020(e)	$76.76	(0.52)	(32.66)	(33.18)	—	—	—
Year Ended July 31, 2019(e)	$91.23	0.40	(14.87)	(14.47)	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$14.39	0.23	(1.29)	(1.06)	(0.37)	—	(0.37)
Year Ended July 31, 2023	$18.33	0.40	(4.34)	(3.94)	—	—	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38)	(0.86)	—	—	—
Year Ended July 31, 2021(e)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—
Year Ended July 31, 2020(e)	$69.86	(1.12)	(29.49)	(30.61)	—	—	—
Year Ended July 31, 2019(e)	$83.88	(0.44)	(13.58)	(14.02)	—	—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$94.19	0.51	7.14	7.65	—	—	—
Year Ended July 31, 2023	$90.03	0.54	10.71	11.25	(0.02)	(7.07)	(7.09)
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$70.23	0.18	5.15	5.33	—	—	—
Year Ended July 31, 2023	$69.92	(0.06)	7.44	7.38	—	(7.07)	(7.07)
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$14.70	(6.96)%	1.91%	1.78%	3.55%	$8,309	—
$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
$76.76	(15.87)%	1.95%	1.84%	0.44%	$8,869	—

$12.96	(7.39)%	2.91%	2.78%	2.55%	$111	—
$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
$69.86	(16.74)%	2.95%	2.84%	(0.56)%	$265	—

$101.84	8.12%	1.52%	1.51%	1.14%	$116,732	217%
$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%

$75.56	7.59%	2.52%	2.51%	0.14%	$2,681	217%
$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$35.75	0.02	(15.15)	(15.13)	(0.84)	—	(0.84)
Year Ended July 31, 2023(e)	$34.33	(0.17)	1.59	1.42	—	—	—
Year Ended July 31, 2022(e)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—
Year Ended July 31, 2021(e)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—
Year Ended July 31, 2020(e)	$114.20	(0.50)	59.50	59.00	(0.10)	—	(0.10)
Year Ended July 31, 2019(e)	$177.89	(0.10)	(63.59)	(63.69)	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$30.78	(0.09)	(13.07)	(13.16)	(0.50)	—	(0.50)
Year Ended July 31, 2023(e)	$29.87	(0.44)	1.35	0.91	—	—	—
Year Ended July 31, 2022(e)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—
Year Ended July 31, 2021(e)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—
Year Ended July 31, 2020(e)	$102.33	(1.70)	52.96	51.26	—	—	—
Year Ended July 31, 2019(e)	$161.06	(1.20)	(57.53)	(58.73)	—	—	—
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$61.13	0.36	7.30	7.66	(0.64)	—	(0.64)
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Year Ended July 31, 2020(f)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(f)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$50.88	0.12	5.98	6.10	(0.22)	—	(0.22)
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)
Year Ended July 31, 2020(f)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)
Year Ended July 31, 2019(f)	$38.31	(0.09)	3.11	3.02	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$19.78	(42.83)%	1.85%	1.85%	0.19%	$20,824	94%
$35.75	4.23%	1.81%	1.81%	(0.59)%	$24,128	222%
$34.33	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
$118.04	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
$173.10	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
$114.20	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%

$17.12	(43.11)%	2.85%	2.85%	(0.81)%	$542	94%
$30.78	2.94%	2.80%	2.80%	(1.58)%	$1,208	222%
$29.87	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
$103.68	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
$153.59	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
$102.33	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%

$68.15	12.54%	1.59%	1.59%	1.22%	$31,407	21%
$61.13	11.86%	1.62%	1.62%	0.94%	$29,992	31%
$54.64	(13.07)%	1.54%	1.54%	(0.14)%	$32,075	10%
$66.90	73.58%	1.59%	1.59%	(0.45)%	$39,210	16%
$39.32	(15.15)%	1.72%	1.72%	0.26%	$26,124	6%
$47.25	8.97%	1.62%	1.62%	0.68%	$38,924	1%

$56.76	11.99%	2.57%	2.57%	0.24%	$1,490	21%
$50.88	10.75%	2.60%	2.60%	(0.04)%	$1,131	31%
$45.93	(13.94)%	2.54%	2.54%	(1.14)%	$738	10%
$57.42	71.85%	2.59%	2.59%	(1.45)%	$1,203	16%
$34.20	(15.95)%	2.72%	2.72%	(0.74)%	$648	6%
$41.33	7.87%	2.62%	2.62%	(0.32)%	$732	1%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$48.79	0.30	(7.07)	(6.77)	(0.79)	(0.79)
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—
Year Ended July 31, 2020	$51.58	— (f)	10.62	10.62	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	(0.29)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$43.74	0.12	(6.41)	(6.29)	(0.34)	(0.34)
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$17.61	0.28	(0.41)	(0.13)	—	—
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$15.16	0.21	(0.42)	(0.21)	—	—
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

$41.23	(14.01)%		2.17%	1.78%		1.47%		$5,484	73%
$48.79	17.98%		2.04%	1.82%		1.81%		$8,199	292%
$41.78	(47.53	)%(e)	1.99%	1.92%		1.00%		$5,666	265%
$79.62	28.02%		1.78%	1.77%		(0.64)%		$8,976	211%
$62.20	20.59	%(g)	1.94%	1.85%		—	%(h)	$13,176	240%
$51.58	(17.70)%		1.84%	1.84%		0.10%		$12,846	137%

$37.11	(14.47)%		3.17%	2.78%		0.47%		$99	73%
$43.74	16.73%		3.04%	2.82%		0.81%		$123	292%
$37.48	(48.05	)%(e)	2.99%	2.92%		—	%(h)	$95	265%
$72.13	26.78%		2.78%	2.77%		(1.64)%		$345	211%
$56.90	19.41	%(g)	2.94%	2.85%		(1.00)%		$353	240%
$47.65	(18.55)%		2.84%	2.84%		(0.90)%		$213	137%

$17.48	(0.74)%		2.55%	1.78%		3.55%		$3,007	—
$17.61	19.71%		2.27%	1.78%		2.49%		$5,184	—
$14.71	(30.81)%		2.82%	1.78%		(1.55)%		$2,322	—
$21.26	61.55%		2.31%	1.78%		(1.76)%		$3,101	—
$13.16	(15.53)%		2.61%	1.87%		(0.60)%		$4,078	—
$15.58	(13.40)%		2.30%	2.04	%(i)	0.16%		$2,989	—

$14.95	(1.39)%		3.55%	2.78%		2.55%		$212	—
$15.16	18.72%		3.27%	2.78%		1.49%		$232	—
$12.76	(31.53)%		3.82%	2.78%		(2.55)%		$25	—
$18.65	60.22%		3.31%	2.78%		(2.76)%		$51	—
$11.64	(16.38)%		3.61%	2.87%		(1.60)%		$70	—
$13.92	(14.23)%		3.29%	3.03	%(i)	(0.83)%		$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(f)	Amount is less than $0.005.
(g)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(h)	Amount is less than 0.005%.
(i)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$40.37	0.66	6.55		7.21	—	—	—
Year Ended July 31, 2023	$28.05	0.66	11.66		12.32	—	—	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09		0.64	—	(4.34)	(4.34)
Year Ended July 31, 2021	$20.81	(0.56)	11.50		10.94	—	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)		(1.06)	—	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)		(2.57)	—	(0.49)	(0.49)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$32.21	0.51	5.05		5.56	—	—	—
Year Ended July 31, 2023	$22.60	0.42	9.19		9.61	—	—	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10		0.41	—	(4.34)	(4.34)
Year Ended July 31, 2021	$17.56	(0.82)	9.79		8.97	—	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)		(1.08)	—	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)		(2.39)	—	(0.49)	(0.49)
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$19.16	0.40	(0.06	)(e)	0.34	(0.88)	—	(0.88)
Year Ended July 31, 2023	$14.68	1.25	4.74		5.99	(1.51)	—	(1.51)
Year Ended July 31, 2022	$19.08	1.13	(4.70)		(3.57)	(0.83)	—	(0.83)
Year Ended July 31, 2021	$10.61	0.18	8.38		8.56	(0.09)	—	(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)		(20.82)	(0.43)	—	(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)		(1.22)	(0.47)	—	(0.47)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$18.60	0.31	(0.07	)(e)	0.24	(0.81)	—	(0.81)
Year Ended July 31, 2023	$14.20	1.11	4.60		5.71	(1.31)	—	(1.31)
Year Ended July 31, 2022	$18.34	0.97	(4.54)		(3.57)	(0.57)	—	(0.57)
Year Ended July 31, 2021	$10.26	0.04	8.06		8.10	(0.02)	—	(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)		(20.45)	—	—	—
Year Ended July 31, 2019	$32.16	0.13	(1.58)		(1.45)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$47.58	17.86%		1.80%	1.78%	3.34%	$23,552	—
$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
$20.81	(4.85)%		1.94%	1.86%	(0.77)%	$10,556	—
$21.87	(10.75)%		1.83%	1.83%	0.16%	$13,423	—

$37.77	17.26%		2.76%	2.74%	2.38%	$148	—
$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
$17.56	(5.79)%		2.94%	2.86%	(1.77)%	$109	—
$18.64	(11.63)%		2.83%	2.83%	(0.84)%	$258	—

$18.62	1.34%		1.87%	1.87%	4.55%	$9,505	68%
$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
$14.68	(18.44	)%(f)	1.73%	1.73%	6.86%	$9,583	141%
$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
$10.61	(66.27	)%(g)	1.71%	1.71%	1.46%	$15,724	237%
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%

$18.03	0.88%		2.87%	2.87%	3.55%	$182	68%
$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
$14.20	(19.32	)%(f)	2.73%	2.73%	5.86%	$108	141%
$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
$10.26	(66.59	)%(g)	2.70%	2.70%	0.47%	$98	237%
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
(g)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$57.42	0.27	(2.12)	(1.85)	(0.34)	—	(0.34)
Year Ended July 31, 2023	$52.47	0.25	4.70	4.95	—	—	—
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$44.60	0.07	(1.73)	(1.66)	(0.24)	—	(0.24)
Year Ended July 31, 2023	$41.17	(0.14)	3.57	3.43	—	—	—
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$73.77	0.26	9.44	9.70	—	—	—
Year Ended July 31, 2023	$58.68	0.19	17.02	17.21	—	(2.12)	(2.12)
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)
Year Ended July 31, 2021(e)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)
Year Ended July 31, 2020(e)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)
Year Ended July 31, 2019(e)	$37.54	0.01	3.55	3.56	—	(1.78)	(1.78)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$51.26	0.01	6.44	6.45	—	—	—
Year Ended July 31, 2023	$42.12	(0.18)	11.44	11.26	—	(2.12)	(2.12)
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)
Year Ended July 31, 2021(e)	$49.32	(1.43)	35.77	34.34	—	(7.48)	(7.48)
Year Ended July 31, 2020(e)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)
Year Ended July 31, 2019(e)	$31.05	(0.28)	2.90	2.62	—	(1.78)	(1.78)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$55.23	(3.26)%	1.60%	1.60%	1.06%	$36,490	21%
$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
$32.83	(24.24)%	1.66%	1.66%	(0.12)%	$30,383	63%
$44.23	(5.62)%	1.53%	1.53%	0.16%	$80,404	52%

$42.70	(3.75)%	2.60%	2.60%	0.06%	$4,218	21%
$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
$53.58	101.47%	2.53%	2.53%	(1.61)%	$1,231	40%
$26.59	(24.99)%	2.66%	2.66%	(1.12)%	$636	63%
$36.24	(6.61)%	2.53%	2.53%	(0.84)%	$847	52%

$83.47	13.15%	1.52%	1.52%	0.72%	$832,186	35%
$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
$39.32	9.42%	1.50%	1.50%	0.01%	$504,777	9%

$57.71	12.58%	2.52%	2.52%	(0.28)%	$17,470	35%
$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
$31.89	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$5.45	0.12	2.66	2.78	(0.22)	(0.22)
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11	6.35	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$4.73	0.09	2.30	2.39	(0.18)	(0.18)
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50	5.31	—	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$17.08	0.31	(1.98)	(1.67)	(0.35)	(0.35)
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—
Year Ended July 31, 2022	$20.44	(0.30)	0.22	(0.08)	—	—
Year Ended July 31, 2021(e)	$40.04	(0.49)	(19.11)	(19.60)	—	—
Year Ended July 31, 2020(e)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)
Year Ended July 31, 2019(e)	$71.69	0.32	(11.86)	(11.54)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$14.67	0.24	(1.75)	(1.51)	(0.26)	(0.26)
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—
Year Ended July 31, 2022	$17.86	(0.47)	0.23	(0.24)	—	—
Year Ended July 31, 2021(e)	$35.34	(0.74)	(16.74)	(17.48)	—	—
Year Ended July 31, 2020(e)	$53.45	(1.00)	(17.11)	(18.11)	—	—
Year Ended July 31, 2019(e)	$64.34	(0.28)	(10.61)	(10.89)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$8.01	51.94%	3.46%	1.78%	3.35%	$2,233	—
$5.45	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—

$6.94	51.05%	4.40%	2.72%	2.41%	$24	—
$4.73	(56.99)%	4.15%	2.46%	2.03%	$3	—
$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—

$15.06	(9.82)%	2.86%	1.78%	3.55%	$2,452	—
$17.08	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
$60.15	(16.07)%	2.25%	1.78%	0.47%	$4,491	—

$12.90	(10.33)%	3.86%	2.78%	2.55%	$107	—
$14.67	(16.74)%	3.60%	2.68%	1.36%	$44	—
$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
$53.45	(16.92)%	3.25%	2.78%	(0.53)%	$179	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$19.62	0.40	1.78	(e)	2.18	(1.37)	(1.37)
Year Ended July 31, 2023	$28.93	0.63	(9.94)		(9.31)	—	—
Year Ended July 31, 2022	$23.19	(0.39)	6.13		5.74	—	—
Year Ended July 31, 2021(f)	$39.50	(0.45)	(15.86)		(16.31)	—	—
Year Ended July 31, 2020(f)	$75.75	(0.40)	(35.57)		(35.97)	(0.28)	(0.28)
Year Ended July 31, 2019(f)	$73.65	0.36	1.74		2.10	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$17.34	0.30	1.56	(e)	1.86	(0.87)	(0.87)
Year Ended July 31, 2023	$25.83	0.39	(8.88)		(8.49)	—	—
Year Ended July 31, 2022	$20.93	(0.63)	5.53		4.90	—	—
Year Ended July 31, 2021(f)	$35.98	(0.69)	(14.36)		(15.05)	—	—
Year Ended July 31, 2020(f)	$69.37	(1.00)	(32.39)		(33.39)	—	—
Year Ended July 31, 2019(f)	$68.11	(0.40)	1.66		1.26	—	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$19.74	0.38	(0.41	)(e)	(0.03)	(0.74)	(0.74)
Year Ended July 31, 2023	$26.52	0.55	(7.33)		(6.78)	—	—
Year Ended July 31, 2022	$22.38	(0.34)	4.48		4.14	—	—
Year Ended July 31, 2021(f)	$42.06	(0.51)	(19.17)		(19.68)	—	—
Year Ended July 31, 2020(f)	$54.21	(0.48)	(11.27)		(11.75)	(0.40)	(0.40)
Year Ended July 31, 2019(f)	$51.63	0.28	2.30		2.58	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$17.32	0.28	(0.40	)(e)	(0.12)	(0.43)	(0.43)
Year Ended July 31, 2023	$23.51	0.34	(6.53)		(6.19)	—	—
Year Ended July 31, 2022	$20.04	(0.57)	4.04		3.47	—	—
Year Ended July 31, 2021(f)	$38.07	(0.78)	(17.25)		(18.03)	—	—
Year Ended July 31, 2020(f)	$49.12	(0.96)	(10.09)		(11.05)	—	—
Year Ended July 31, 2019(f)	$47.26	(0.24)	2.10		1.86	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$20.43	11.70%	5.12%	1.78%	3.52%	$382	—
$19.62	(32.18)%	3.67%	1.78%	2.28%	$312	—
$28.93	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
$75.75	2.88%	2.70%	1.78%	0.43%	$2,865	—

$18.33	11.03%	6.12%	2.78%	2.52%	$16	—
$17.34	(32.86)%	4.67%	2.78%	1.28%	$13	—
$25.83	23.52%	4.73%	2.78%	(2.43)%	$31	—
$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
$69.37	1.82%	3.70%	2.78%	(0.57)%	$98	—

$18.97	(0.09)%	2.97%	1.78%	3.50%	$1,890	—
$19.74	(25.57)%	2.45%	1.78%	2.19%	$2,569	—
$26.52	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
$54.21	4.96%	2.43%	1.78%	0.50%	$2,156	—

$16.77	(0.65)%	3.97%	2.78%	2.50%	$4	—
$17.32	(26.31)%	3.45%	2.78%	1.19%	$4	—
$23.51	17.30%	3.60%	2.78%	(2.41)%	$6	—
$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
$49.12	3.89%	3.42%	2.77%	(0.49)%	$14	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$6.77	0.11	(1.15)		(1.04)	(0.11)	(0.11)
Year Ended July 31, 2023	$10.18	0.19	(3.60)		(3.41)	—	—
Year Ended July 31, 2022	$12.53	(0.18)	(2.17)		(2.35)	—	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)		(9.70)	—	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)		(10.11)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)		(0.42)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$5.88	0.08	(0.99)		(0.91)	—	—
Year Ended July 31, 2023	$8.96	0.12	(3.20)		(3.08)	—	—
Year Ended July 31, 2022	$11.16	(0.28)	(1.92)		(2.20)	—	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)		(8.80)	—	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)		(9.49)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)		(0.55)	—	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$4.98	0.09	(0.43	)(e)	(0.34)	(0.11)	(0.11)
Year Ended July 31, 2023	$9.18	0.17	(4.37)		(4.20)	—	—
Year Ended July 31, 2022	$10.27	(0.15)	(0.94)		(1.09)	—	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)		(17.40)	—	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35		0.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)		(7.30)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$4.28	0.07	(0.37	)(e)	(0.30)	—	—
Year Ended July 31, 2023	$7.97	0.10	(3.79)		(3.69)	—	—
Year Ended July 31, 2022	$9.00	(0.25)	(0.78)		(1.03)	—	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)		(15.48)	—	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48		(0.21)	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)		(6.82)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$5.62	(15.63)%	6.11%	1.78%	3.20%	$1,266	—
$6.77	(33.50)%	7.36%	1.78%	2.30%	$961	—
$10.18	(18.75)%	10.76%	1.78%	(1.54)%	$199	—
$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—

$4.97	(15.79)%	7.11%	2.78%	2.20%	$1	—
$5.88	(34.26)%	8.36%	2.78%	1.30%	$1	—
$8.96	(19.71)%	11.76%	2.78%	(2.54)%	$1	—
$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—

$4.53	(6.61)%	3.68%	1.78%	3.49%	$1,215	—
$4.98	(45.75)%	3.95%	1.78%	2.42%	$1,721	—
$9.18	(10.61)%	4.14%	1.78%	(1.48)%	$1,796	—
$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—

$3.98	(7.01)%	4.68%	2.78%	2.49%	$23	—
$4.28	(46.30)%	4.95%	2.78%	1.42%	$3	—
$7.97	(11.44)%	5.14%	2.78%	(2.48)%	$8	—
$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$40.62	0.79	(0.48	)(e)	0.31	(1.78)	(1.78)
Year Ended July 31, 2023(f)	$51.24	1.13	(11.75)		(10.62)	—	—
Year Ended July 31, 2022(f)	$53.58	(0.80)	(1.54)		(2.34)	—	—
Year Ended July 31, 2021(f)	$131.61	(1.40)	(76.63)		(78.03)	—	—
Year Ended July 31, 2020(f)	$198.15	(2.00)	(63.74)		(65.74)	(0.80)	(0.80)
Year Ended July 31, 2019(f)	$207.31	1.10	(10.26)		(9.16)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$35.10	0.60	(0.51	)(e)	0.09	(1.22)	(1.22)
Year Ended July 31, 2023(f)	$44.77	0.70	(10.37)		(9.67)	—	—
Year Ended July 31, 2022(f)	$47.28	(1.30)	(1.21)		(2.51)	—	—
Year Ended July 31, 2021(f)	$117.12	(2.10)	(67.74)		(69.84)	—	—
Year Ended July 31, 2020(f)	$177.19	(3.70)	(56.37)		(60.07)	—	—
Year Ended July 31, 2019(f)	$187.35	(0.80)	(9.36)		(10.16)	—	—
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$48.40	0.86	(7.33)		(6.47)	(2.40)	(2.40)
Year Ended July 31, 2023(g)	$78.98	1.97	(32.53)		(30.56)	(0.02)	(0.02)
Year Ended July 31, 2022(g)	$78.50	(0.90)	1.38		0.48	—	—
Year Ended July 31, 2021(g)(h)	$179.00	(2.05)	(98.35)		(100.40)	(0.10)	(0.10)
Year Ended July 31, 2020(g)(h)	$507.75	(2.80)	(324.35)		(327.15)	(1.60)	(1.60)
Year Ended July 31, 2019(g)(h)	$654.46	3.20	(149.91)		(146.71)	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$44.91	0.64	(6.81)		(6.17)	(1.84)	(1.84)
Year Ended July 31, 2023(g)	$73.94	1.23	(30.26)		(29.03)	—	—
Year Ended July 31, 2022(g)	$74.25	(1.60)	1.29		(0.31)	—	—
Year Ended July 31, 2021(g)(h)	$171.01	(3.20)	(93.56)		(96.76)	—	—
Year Ended July 31, 2020(g)(h)	$488.16	(6.40)	(310.75)		(317.15)	—	—
Year Ended July 31, 2019(g)(h)	$634.63	(2.40)	(144.07)		(146.47)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$39.15	1.03%	4.87%	1.78%	3.49%	$748	—
$40.62	(20.66)%	3.54%	1.78%	2.31%	$975	—
$51.24	(4.48)%	3.56%	1.78%	(1.50)%	$1,424	—
$53.58	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
$131.61	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
$198.15	(4.39)%	3.04%	1.78%	0.50%	$1,475	—

$33.97	0.48%	5.87%	2.78%	2.49%	$27	—
$35.10	(21.63)%	4.54%	2.78%	1.31%	$42	—
$44.77	(5.29)%	4.56%	2.78%	(2.50)%	$53	—
$47.28	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
$117.12	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
$177.19	(5.39)%	4.04%	2.78%	(0.50)%	$16	—

$39.53	(13.49)%	1.84%	1.82%	3.49%	$16,687	—
$48.40	(38.71)%	1.66%	1.66%	2.50%	$16,415	—
$78.98	0.64%	1.68%	1.68%	(1.09)%	$100,824	—
$78.50	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
$179.00	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
$507.75	(22.43)%	1.77%	1.77%	0.51%	$14,948	—

$36.90	(13.87)%	2.77%	2.75%	2.56%	$59	—
$44.91	(39.26)%	2.64%	2.64%	1.52%	$69	—
$73.94	(0.40)%	2.68%	2.68%	(2.09)%	$168	—
$74.25	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
$171.01	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
$488.16	(23.13)%	2.77%	2.77%	(0.49)%	$516	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(h)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$6.50	0.13	0.13		0.26	(0.28)	—	(0.28)
Year Ended July 31, 2023	$8.06	0.20	(1.76)		(1.56)	—	—	—
Year Ended July 31, 2022	$7.27	(0.11)	0.90		0.79	—	—	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)		(12.85)	—	—	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)		(10.58)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78		0.94	—	—	—
Service Class
Six Months Ended January 31, 2024 (unaudited)	$5.86	0.10	0.12		0.22	(0.21)	—	(0.21)
Year Ended July 31, 2023	$7.36	0.12	(1.62)		(1.50)	—	—	—
Year Ended July 31, 2022	$6.71	(0.18)	0.83		0.65	—	—	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)		(12.03)	—	—	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)		(10.12)	—	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75		0.59	—	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$62.24	0.27	(6.15	)(e)	(5.88)	(0.44)	—	(0.44)
Year Ended July 31, 2023	$60.08	0.28	1.88		2.16	—	—	—
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)		(29.47)	—	—	—
Year Ended July 31, 2021	$41.81	(0.81)	48.55		47.74	—	—	—
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)		(16.14)	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)		(10.78)	(0.05)	(0.01)	(0.06)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$49.40	0.06	(4.96	)(e)	(4.90)	(0.10)	—	(0.10)
Year Ended July 31, 2023	$48.18	(0.16)	1.38		1.22	—	—	—
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)		(24.35)	—	—	—
Year Ended July 31, 2021	$34.20	(1.46)	39.79		38.33	—	—	—
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)		(13.68)	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)		(9.45)	—	(0.01)	(0.01)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$6.48	4.60%	2.24%	1.78%	3.44%	$4,501	—
$6.50	(19.35)%	2.19%	1.78%	2.47%	$5,009	—
$8.06	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—

$5.87	4.21%	3.24%	2.78%	2.44%	$164	—
$5.86	(20.38)%	3.19%	2.78%	1.47%	$120	—
$7.36	9.69%	3.32%	2.78%	(2.46)%	$159	—
$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—

$55.92	(9.52)%	1.75%	1.74%	1.03%	$42,273	35%
$62.24	3.58%	1.67%	1.67%	0.51%	$50,344	97%
$60.08	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%

$44.40	(9.98)%	2.75%	2.74%	0.03%	$339	35%
$49.40	2.53%	2.67%	2.67%	(0.49)%	$183	97%
$48.18	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
$72.53	112.08%	2.62%	2.62%	(2.04)%	$994	27%
$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%
$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$39.69	0.66	(2.34)	(1.68)	(0.67)		(0.67)
Year Ended July 31, 2023	$50.72	0.96	(11.24)	(10.28)	(0.75)		(0.75)
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—		—
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)		(0.17)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)		(0.61)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$35.59	0.49	(2.16)	(1.67)	(0.44)		(0.44)
Year Ended July 31, 2023	$45.48	0.58	(10.20)	(9.62)	(0.27)		(0.27)
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—		—
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	—	(g)	— (g)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)		(0.08)
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2024 (unaudited)	$59.61	0.54	(8.07)	(7.53)	(0.93)		(0.93)
Year Ended July 31, 2023	$70.17	0.81	(10.74)	(9.93)	(0.63)		(0.63)
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(i)	(0.32)
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)		(0.30)
Service Class
Six Months Ended January 31, 2024 (unaudited)	$54.87	0.30	(7.51)	(7.21)	(0.09)		(0.09)
Year Ended July 31, 2023	$64.64	0.23	(10.00)	(9.77)	—		—
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)

$37.34	(4.08)%		1.72%	1.72%		3.69%	$3,165	—
$39.69	(20.28)%		1.78%	1.78	%(e)	2.27%	$8,475	—
$50.72	(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (f)
$69.24	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
$85.98	43.48%		1.40%	1.40%		0.09%	$21,927	392%
$60.08	16.53%		1.34%	1.34%		1.14%	$23,791	503%

$33.48	(4.62)%		2.72%	2.72%		2.69%	$109	—
$35.59	(21.13)%		2.78%	2.78	%(e)	1.27%	$122	—
$45.48	(27.49)%		2.41%	2.41%		(2.24)%	$587	— (f)
$62.71	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
$78.67	42.11%		2.40%	2.40%		(0.91)%	$2,385	392%
$55.37	15.31%		2.34%	2.34%		0.14%	$2,605	503%

$51.15	(12.71)%		1.95%	1.90%		2.05%	$6,297	46%
$59.61	(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
$70.17	19.73	%(h)	1.73%	1.73%		0.44%	$12,518	113%
$58.73	14.85%		2.06%	2.02	%(e)	0.17%	$8,418	95%
$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%

$47.57	(13.14)%		2.95%	2.90%		1.05%	$454	46%
$54.87	(15.11)%		2.86%	2.86%		0.29%	$289	53%
$64.64	18.54	%(h)	2.73%	2.73%		(0.56)%	$1,069	113%
$54.53	13.77%		3.01%	2.97	%(e)	(0.78)%	$368	95%
$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.
(g)	Amount is less than $0.005.
(h)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.
(i)	Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Notes to Financial Statements

252 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Internet UltraSector ProFund
Biotechnology UltraSector ProFund	Materials UltraSector ProFund
Communication Services UltraSector ProFund	Oil & Gas Equipment & Services UltraSector ProFund
Consumer Discretionary UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Staples UltraSector ProFund	Precious Metals UltraSector ProFund
Energy UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund	Rising Rates Opportunity 10 ProFund
Access Flex High Yield ProFund	Rising U.S. Dollar ProFund
Falling U.S. Dollar ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as “non-diversified”, as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 253

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2024, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 5.19%, dated 1/31/24, due 2/1/24(1)	HSBC Securities (USA), Inc., 5.15%, dated 1/31/24, due 2/1/24(2)	Natwest Markets, PLC, 5.18%, dated 1/31/24, due 2/1/24(3)	RBC Capital Markets, LLC, 5.17%, dated 1/31/24, due 2/1/24(4)	Societe Generale, 5.18%, dated 1/31/24, due 2/1/24(5)	UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24(6)
Access Flex Bear High Yield ProFund	$207,000	$249,000	$173,000	$173,000	$415,000	$134,000
Access Flex High Yield ProFund	978,000	1,174,000	815,000	815,000	1,957,000	623,000
Banks UltraSector ProFund	360,000	434,000	300,000	300,000	723,000	239,000
Bear ProFund	1,092,000	1,312,000	910,000	910,000	2,187,000	702,000
Biotechnology UltraSector ProFund	4,294,000	5,153,000	3,578,000	3,578,000	8,589,000	2,723,000

254 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

Fund Name	Credit Agricole, 5.19%, dated 1/31/24, due 2/1/24(1)	HSBC Securities (USA), Inc., 5.15%, dated 1/31/24, due 2/1/24(2)	Natwest Markets, PLC, 5.18%, dated 1/31/24, due 2/1/24(3)	RBC Capital Markets, LLC, 5.17%, dated 1/31/24, due 2/1/24(4)	Societe Generale, 5.18%, dated 1/31/24, due 2/1/24(5)	UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24(6)
Bull ProFund	$2,339,000	$2,806,000	$1,948,000	$1,948,000	$4,679,000	$1,489,000
Communication Services UltraSector ProFund	248,000	298,000	207,000	207,000	497,000	166,000
Consumer Discretionary UltraSector ProFund	1,297,000	1,557,000	1,081,000	1,081,000	2,596,000	830,000
Consumer Staples UltraSector ProFund	155,000	186,000	129,000	129,000	311,000	105,000
Energy UltraSector ProFund	1,022,000	1,226,000	851,000	851,000	2,044,000	652,000
Europe 30 ProFund	1,000	1,000	1,000	1,000	2,000	3,000
Falling U.S. Dollar ProFund	197,000	236,000	163,000	163,000	395,000	132,000
Financials UltraSector ProFund	275,000	330,000	228,000	228,000	551,000	182,000
Health Care UltraSector ProFund	580,000	696,000	483,000	483,000	1,161,000	374,000
Industrials UltraSector ProFund	284,000	341,000	236,000	236,000	571,000	189,000
Internet UltraSector ProFund	3,690,000	4,428,000	3,075,000	3,075,000	7,382,000	2,343,000
Large-Cap Growth ProFund	13,000	16,000	11,000	11,000	26,000	10,000
Materials UltraSector ProFund	130,000	158,000	108,000	108,000	263,000	92,000
Mid-Cap Growth ProFund	—	—	—	—	—	1,000
Mid-Cap ProFund	465,000	559,000	388,000	388,000	932,000	302,000
Mid-Cap Value ProFund	—	—	—	—	—	1,000
Nasdaq-100 ProFund	11,222,000	13,466,000	9,351,000	9,351,000	22,444,000	7,108,000
Oil & Gas Equipment & Services UltraSector ProFund	843,000	1,014,000	702,000	702,000	1,688,000	545,000
Pharmaceuticals UltraSector ProFund	132,000	160,000	111,000	111,000	267,000	92,000
Precious Metals UltraSector ProFund	990,000	1,189,000	826,000	826,000	1,983,000	636,000
Real Estate UltraSector ProFund	166,000	200,000	138,000	138,000	334,000	114,000
Rising Rates Opportunity ProFund	2,037,000	2,445,000	1,697,000	1,697,000	4,075,000	1,295,000
Rising Rates Opportunity 10 ProFund	179,000	215,000	148,000	148,000	359,000	122,000
Rising U.S. Dollar ProFund	1,483,000	1,779,000	1,236,000	1,236,000	2,966,000	941,000
Semiconductor UltraSector ProFund	9,856,000	11,828,000	8,213,000	8,213,000	19,713,000	6,242,000
Short Energy ProFund	110,000	131,000	91,000	91,000	220,000	78,000
Short Nasdaq-100 ProFund	401,000	481,000	334,000	334,000	804,000	263,000
Short Precious Metals ProFund	745,000	895,000	621,000	621,000	1,492,000	478,000
Short Real Estate ProFund	294,000	352,000	244,000	244,000	589,000	193,000
Short Small-Cap ProFund	168,000	201,000	139,000	139,000	337,000	114,000
Small-Cap ProFund	184,000	221,000	153,000	153,000	369,000	123,000
Technology UltraSector ProFund	2,531,000	3,038,000	2,110,000	2,110,000	5,065,000	1,613,000
UltraBear ProFund	1,038,000	1,247,000	866,000	866,000	2,078,000	663,000
UltraBull ProFund	6,572,000	7,887,000	5,476,000	5,476,000	13,146,000	4,167,000
UltraChina ProFund	735,000	881,000	612,000	612,000	1,471,000	475,000
UltraDow 30 ProFund	1,380,000	1,656,000	1,150,000	1,150,000	2,761,000	882,000
UltraEmerging Markets ProFund	145,000	174,000	120,000	120,000	291,000	101,000
UltraInternational ProFund	562,000	675,000	468,000	468,000	1,126,000	365,000
UltraJapan ProFund	3,303,000	3,964,000	2,752,000	2,752,000	6,606,000	2,093,000
UltraLatin America ProFund	188,000	227,000	157,000	157,000	379,000	129,000
UltraMid-Cap ProFund	2,186,000	2,624,000	1,822,000	1,822,000	4,374,000	1,393,000
UltraNasdaq-100 ProFund	36,488,000	43,787,000	30,406,000	30,406,000	72,978,000	23,092,000
UltraShort China ProFund	242,000	292,000	202,000	202,000	486,000	162,000
UltraShort Dow 30 ProFund	344,000	413,000	286,000	286,000	690,000	226,000
UltraShort Emerging Markets ProFund	64,000	77,000	53,000	53,000	129,000	48,000
UltraShort International ProFund	292,000	350,000	244,000	244,000	586,000	193,000
UltraShort Japan ProFund	122,000	147,000	102,000	102,000	245,000	80,000
UltraShort Latin America ProFund	181,000	218,000	151,000	151,000	365,000	124,000

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 255

Fund Name	Credit Agricole, 5.19%, dated 1/31/24, due 2/1/24(1)	HSBC Securities (USA), Inc., 5.15%, dated 1/31/24, due 2/1/24(2)	Natwest Markets, PLC, 5.18%, dated 1/31/24, due 2/1/24(3)	RBC Capital Markets, LLC, 5.17%, dated 1/31/24, due 2/1/24(4)	Societe Generale, 5.18%, dated 1/31/24, due 2/1/24(5)	UMB Bank, N.A., 5.10%, dated 1/31/24, due 2/1/24(6)
UltraShort Mid-Cap ProFund	$105,000	$126,000	$88,000	$88,000	$211,000	$72,000
UltraShort Nasdaq-100 ProFund	2,385,000	2,863,000	1,987,000	1,987,000	4,772,000	1,519,000
UltraShort Small-Cap ProFund	458,000	549,000	382,000	382,000	917,000	296,000
UltraSmall-Cap ProFund	1,892,000	2,272,000	1,577,000	1,577,000	3,786,000	1,207,000
U.S. Government Plus ProFund	2,340,000	2,809,000	1,950,000	1,950,000	4,682,000	1,490,000
Utilities UltraSector ProFund	253,000	304,000	210,000	210,000	507,000	171,000
	$110,243,000	$132,317,000	$91,860,000	$91,860,000	$220,572,000	$70,197,000

Each repurchase agreement was fully collateralized by U.S. government securities as of January 31, 2024 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/2050, total value $112,509,282.
(2)	U.S. Treasury Bonds, 1.875% to 2.25%, due 2/15/2041 to 8/15/2049, which had an aggregate value of $134,969,134.
(3)	U.S. Treasury Notes, 4.625%, due 11/15/2026, total value $93,705,217.
(4)	U.S. Treasury Floating Rate Notes, coupon rate in effect at January 31, 2024, 5.337%, due 7/31/2024, total value $93,705,169.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/2050, U.S. Treasury Notes, 0.50% to 3.875%, due 2/28/2026 to 1/31/2030, U.S. Treasury Bonds, 1.875%, due 2/15/2041, U.S. Treasury Floating Rate Notes, coupon rate in effect at January 31, 2024, 5.337%, due 7/31/2024, which had an aggregate value of $224,993,355.
(6)	U.S. Treasury Bills, effective yield or interest rate in effect at January 31, 2024, 5.26%, due 2/20/2024, total value $71,608,353.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund’s own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund’s own operations. Because most ETFs are investment companies, the ProFund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to “funds of funds” arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2024 were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

256 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the inverse of the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended January 31, 2024, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds’ investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2024. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with futures contracts in the U.S. Government Plus ProFund was 41%, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2024. The volume associated with swap agreements in the Biotechnology UltraSector ProFund, Industrials UltraSector ProFund, Semiconductor UltraSector ProFund, UltraMid-Cap ProFund, and U.S. Government Plus ProFund was 91%, 73%, 79%, 117%, and 152%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2024.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 257 obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a RIC under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2024, there was no collateral posted by counterparties.

Credit Default Swap (“CDS”) Agreements

As of January 31, 2024, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of January 31, 2024, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

258 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 259 each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2024, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

260 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2024.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$—	$—	$—	$75,767	$—
Access Flex High Yield ProFund	—	713,280	—	—	—	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	—	—	—	161,803	—
Bear ProFund	—	109,519	—	24,529	—	—
Biotechnology UltraSector ProFund	—	—	—	—	1,865,892	—
Bull ProFund	85,806	—	—	—	232,412	—
Communication Services UltraSector ProFund	—	6,130	—	—	1,249	—
Consumer Discretionary UltraSector ProFund	—	—	—	—	407,288	—
Consumer Staples UltraSector ProFund	—	10,244	—	—	—	—
Energy UltraSector ProFund	—	673,421	—	—	—	—
Financials UltraSector ProFund	—	270,470	—	—	—	—
Health Care UltraSector ProFund	—	13,971	—	—	—	—
Industrials UltraSector ProFund	—	59,200	—	—	—	—
Internet UltraSector ProFund	—	—	—	—	843,662	—
Materials UltraSector ProFund	—	—	—	—	25,894	—
Mid-Cap ProFund	—	—	—	—	62,374	—
Nasdaq-100 ProFund	248,694	—	—	—	1,815,978	—
Oil & Gas Equipment & Services UltraSector ProFund	—	3,306	—	—	20,923	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	12,643	—
Precious Metals UltraSector ProFund	—	—	—	—	241,692	—
Real Estate UltraSector ProFund	—	—	—	—	50,591	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	10,544	—
Semiconductor UltraSector ProFund	—	—	—	—	3,083,832	—
Short Energy ProFund	—	—	—	—	22,943	—
Short Nasdaq-100 ProFund	—	58,175	—	22,610	—	—
Short Precious Metals ProFund	—	43,170	—	—	—	—
Short Real Estate ProFund	—	27,269	—	—	—	—
Short Small-Cap ProFund	—	38,796	—	—	—	—
Small-Cap ProFund	7,621	—	—	—	55,843	—
Technology UltraSector ProFund	—	—	—	—	1,038,487	—
UltraBear ProFund	—	217,115	—	36,794	—	—
UltraBull ProFund	410,464	—	—	—	2,673,226	—
UltraChina ProFund	—	—	—	—	637,163	—
UltraDow 30 ProFund	147,609	—	—	—	204,966	—
UltraEmerging Markets ProFund	—	—	—	—	119,055	—
UltraInternational ProFund	—	—	—	—	49,184	—
UltraJapan ProFund	2,622,205	—	—	—	1,404	—
UltraLatin America ProFund	—	—	—	—	94,914	—
UltraMid-Cap ProFund	102,099	—	—	—	1,118,431	—
UltraNasdaq-100 ProFund	1,762,344	—	—	—	28,290,248	—
UltraShort China ProFund	—	94,236	—	—	—	—
UltraShort Dow 30 ProFund	—	24,091	—	—	—	—
UltraShort Emerging Markets ProFund	—	14,485	—	—	—	—
UltraShort International ProFund	—	26,010	—	—	—	—
UltraShort Japan ProFund	—	5,773	—	10,132	—	—
UltraShort Latin America ProFund	—	20,328	—	—	—	—
UltraShort Mid-Cap ProFund	—	29,333	—	—	—	—
UltraShort Nasdaq-100 ProFund	—	785,487	—	90,439	—	—
UltraShort Small-Cap ProFund	—	185,485	—	14,949	—	—
UltraSmall-Cap ProFund	—	—	—	60,997	1,782,178	—
Utilities UltraSector ProFund	—	43,075	—	—	—	—

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 261

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	$—	$—	$3,796	$—	$—	$4,938
Rising U.S. Dollar ProFund	—	—	38,719	—	—	32,108
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	26,664	—	—
Access Flex High Yield ProFund	27,352	—	—	—	—	—
Rising Rates Opportunity ProFund	—	—	—	—	311,849	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	10,544	—
U.S. Government Plus ProFund	—	28,842	—	—	67,628	—

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2024.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses)	Net Realized Gains (Losses)	Net Realized Gains (Losses) on Forward	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation on Forward
Fund	on Futures Contracts	on Swap Agreements	Currency Contracts	on Futures Contracts	on Swap Agreements	Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$(84,684)	$—	$—	$1,500	$—
Access Flex High Yield ProFund	—	309,778	—	—	(73,420)	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	578,607	—	—	(343,855)	—
Bear ProFund	(19,322)	(1,121,046)	—	3,620	178,189	—
Biotechnology UltraSector ProFund	—	11,047,080	—	—	(2,597,619)	—
Bull ProFund	67,476	1,765,232	—	(12,670)	(381,240)	—
Communication Services UltraSector ProFund	—	424,899	—	—	(213,026)	—
Consumer Discretionary UltraSector ProFund	—	(1,016,685)	—	—	(745,979)	—
Consumer Staples UltraSector ProFund	—	(167,062)	—	—	17,275	—
Energy UltraSector ProFund	—	(2,585,208)	—	—	225,460	—
Financials UltraSector ProFund	—	585,494	—	—	304,247	—
Health Care UltraSector ProFund	—	3,120	—	—	190,282	—
Industrials UltraSector ProFund	—	169,944	—	—	27,836	—
Internet UltraSector ProFund	—	6,516,998	—	—	(2,829,497)	—
Materials UltraSector ProFund	—	(147,763)	—	—	(160,876)	—
Mid-Cap ProFund	—	(5,645)	—	—	(78,216)	—
Nasdaq-100 ProFund	482,925	5,828,997	—	112,348	(3,213,461)	—
Oil & Gas Equipment & Services UltraSector ProFund	—	(2,393,833)	—	—	(401,000)	—
Pharmaceuticals UltraSector ProFund	—	(73,111)	—	—	(109,706)	—
Precious Metals UltraSector ProFund	—	(2,349,910)	—	—	(205,222)	—
Real Estate UltraSector ProFund	—	(131,813)	—	—	61,431	—
Semiconductor UltraSector ProFund	—	25,146,906	—	—	(7,412,329)	—
Short Energy ProFund	—	22,224	—	—	(2,664)	—
Short Nasdaq-100 ProFund	(19,409)	(2,299,780)	—	(346)	137,045	—
Short Precious Metals ProFund	—	510,896	—	—	303,343	—
Short Real Estate ProFund	—	(104,599)	—	—	(9,292)	—
Short Small-Cap ProFund	—	2,157,122	—	—	82,209	—
Small-Cap ProFund	(10,934)	378,837	—	1,255	(71,196)	—
Technology UltraSector ProFund	—	5,898,617	—	—	(1,614,898)	—
UltraBear ProFund	(28,982)	(738,984)	—	5,430	434,308	—
UltraBull ProFund	322,492	9,778,326	—	(45,189)	(4,137,302)	—
UltraChina ProFund	—	(6,045,197)	—	—	(921,782)	—

262 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses)	Net Realized Gains (Losses)	Net Realized Gains (Losses) on Forward	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation on Forward
Fund	on Futures Contracts	on Swap Agreements	Currency Contracts	on Futures Contracts	on Swap Agreements	Currency Contracts
UltraDow 30 ProFund	$156,361	$2,620,671	$—	$38,092	$(468,026)	$—
UltraEmerging Markets ProFund	—	(217,850)	—	—	(377,637)	—
UltraInternational ProFund	—	(142,062)	—	—	(110,610)	—
UltraJapan ProFund	1,633,875	30,431	—	1,028,815	(12,979)	—
UltraLatin America ProFund	—	398,889	—	—	(342,209)	—
UltraMid-Cap ProFund	100,082	613,731	—	(203,200)	(1,660,591)	—
UltraNasdaq-100 ProFund	1,185,929	112,422,465	—	(458,013)	(46,161,875)	—
UltraShort China ProFund	—	563,482	—	—	578,370	—
UltraShort Dow 30 ProFund	—	(293,093)	—	—	70,683	—
UltraShort Emerging Markets ProFund	—	(87,209)	—	—	50,776	—
UltraShort International ProFund	—	9,286	—	—	61,390	—
UltraShort Japan ProFund	(101,647)	(31,427)	—	(19,110)	19,112	—
UltraShort Latin America ProFund	—	84,854	—	—	92,443	—
UltraShort Mid-Cap ProFund	(9,454)	(56,162)	—	18,792	51,766	—
UltraShort Nasdaq-100 ProFund	(77,636)	(7,045,387)	—	(1,382)	1,393,773	—
UltraShort Small-Cap ProFund	(32,136)	(233,822)	—	17,296	449,061	—
UltraSmall-Cap ProFund	(57,592)	4,502,162	—	(95,145)	(3,276,829)	—
Utilities UltraSector ProFund	—	(665,215)	—	—	150,458	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(44,221)	—	—	16,735
Rising U.S. Dollar ProFund	—	—	277,353	—	—	(73,677)
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	41,696	—	—	(54,992)	—	—
Access Flex High Yield ProFund	(54,514)	—	—	44,136	—	—
Rising Rates Opportunity ProFund	—	(490,101)	—	—	(513,169)	—
Rising Rates Opportunity 10 ProFund	—	46,913	—	—	(37,847)	—
U.S. Government Plus ProFund	112,482	(979,360)	—	—	175,658	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of January 31, 2024. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(81,757)	$81,757	$—	$—
Swap Agreements — UBS AG	(80,046)	80,046	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	36,525	—	(2,313)	34,212
Swap Agreements — UBS AG	72,994	—	—	72,994
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(921,867)	921,867	—	—
Swap Agreements — UBS AG	(944,025)	944,025	—	—

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 263

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$(222,079)	$222,079	$—	$—
Swap Agreements — UBS AG	(10,333)	10,333	—	—
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	6,130	(6,130)	—	—
Swap Agreements — UBS AG	(1,249)	1,249	—	—
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International	(269,879)	269,879	—	—
Swap Agreements — UBS AG	(137,409)	137,409	—	—
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International	6,171	—	—	6,171
Swap Agreements — UBS AG	4,073	—	—	4,073
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International	381,869	(381,869)	—	—
Swap Agreements — UBS AG	291,552	(291,552)	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	—	—	—	—
Appreciation	1,426
(Depreciation)	(2,153)
Net Depreciation	(727)	—	—	(727)
Forward Currency Contracts — UBS AG
Appreciation	2,370
(Depreciation)	(2,785)
Net Depreciation	(415)	415	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	56,580	(56,580)	—	—
Swap Agreements — UBS AG	213,890	—	—	213,890
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	9,995	—	—	9,995
Swap Agreements — UBS AG	3,976	—	—	3,976
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	10,153	—	—	10,153
Swap Agreements — UBS AG	49,047	—	—	49,047
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(357,402)	357,402	—	—
Swap Agreements — UBS AG	(486,260)	486,260	—	—
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(19,445)	19,445	—	—
Swap Agreements — UBS AG	(6,449)	6,449	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(51,630)	51,630	—	—
Swap Agreements — UBS AG	(10,744)	10,744	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(1,748,822)	1,748,822	—	—
Swap Agreements — UBS AG	(67,156)	67,156	—	—
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(20,923)	20,923	—	—
Swap Agreements — UBS AG	3,306	(3,306)	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(10,805)	10,805	—	—
Swap Agreements — UBS AG	(1,838)	1,838	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(117,292)	117,292	—	—
Swap Agreements — UBS AG	(124,400)	124,400	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(30,679)	30,679	—	—
Swap Agreements — UBS AG	(19,912)	19,912	—	—

264 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	$(214,930)	$—	$—	$(214,930)
Swap Agreements — Societe’ Generale	(96,919)	60,000	—	(36,919)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(3,766)	3,766	—	—
Swap Agreements — Societe’ Generale	(6,778)	6,778	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	18,596
(Depreciation)	(10,953)
Net Appreciation	7,643	—	—	7,643
Forward Currency Contracts — UBS AG
Appreciation	20,123
(Depreciation)	(21,155)
Net Depreciation	(1,032)	1,032	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,483,073)	1,483,073	—	—
Swap Agreements — UBS AG	(1,600,759)	1,600,759	—	—
Short Energy ProFund
Swap Agreements — Goldman Sachs International	(8,205)	8,205	—	—
Swap Agreements — UBS AG	(14,738)	14,738	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	3,599	—	(81)	3,518
Swap Agreements — UBS AG	54,576	—	—	54,576
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	9,969	—	—	9,969
Swap Agreements — UBS AG	33,201	—	—	33,201
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	17,617	—	—	17,617
Swap Agreements — UBS AG	9,652	—	—	9,652
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	7,455	—	—	7,455
Swap Agreements — UBS AG	31,341	—	—	31,341
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(42,482)	42,482	—	—
Swap Agreements — UBS AG	(13,361)	13,361	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(539,136)	539,136	—	—
Swap Agreements — UBS AG	(499,351)	499,351	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	105,417	—	(1,069)	104,348
Swap Agreements — UBS AG	111,698	—	—	111,698
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(1,691,909)	1,691,909	—	—
Swap Agreements — UBS AG	(981,317)	981,317	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(138,221)	138,221	—	—
Swap Agreements — UBS AG	(498,942)	498,942	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(120,041)	120,041	—	—
Swap Agreements — UBS AG	(84,925)	84,925	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(55,923)	55,923	—	—
Swap Agreements — UBS AG	(63,132)	63,132	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(23,336)	23,336	—	—
Swap Agreements — UBS AG	(25,848)	25,848	—	—

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 265

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	$(1,404)	$—	$—	$(1,404)
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(46,142)	46,142	—	—
Swap Agreements — UBS AG	(48,772)	48,772	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(659,629)	659,629	—	—
Swap Agreements — UBS AG	(458,802)	458,802	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(18,734,259)	18,734,259	—	—
Swap Agreements — UBS AG	(9,555,989)	9,555,989	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	44,013	—	—	44,013
Swap Agreements — UBS AG	50,223	—	—	50,223
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	6,306	—	—	6,306
Swap Agreements — UBS AG	17,785	—	—	17,785
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	6,657	—	—	6,657
Swap Agreements — UBS AG	7,828	—	—	7,828
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	15,352	—	—	15,352
Swap Agreements — UBS AG	10,658	—	—	10,658
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	5,773	—	—	5,773
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	11,265	—	(6)	11,259
Swap Agreements — UBS AG	9,063	—	—	9,063
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	17,799	—	—	17,799
Swap Agreements — UBS AG	11,534	—	—	11,534
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	134,737	—	—	134,737
Swap Agreements — UBS AG	650,750	—	—	650,750
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	10,401	(10,401)	—	—
Swap Agreements — UBS AG	175,084	(51,421)	—	123,663
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(1,243,265)	1,243,265	—	—
Swap Agreements — UBS AG	(538,913)	538,913	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(67,628)	67,628	—	—
Swap Agreements — Societe’ Generale	28,842	—	—	28,842
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	14,624	—	—	14,624
Swap Agreements — UBS AG	28,451	—	—	28,451

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest

266 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund’s assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund’s securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of January 31, 2024:

	Value of Securities on Loan	Value of Cash Collateral Received*
Banks UltraSector ProFund	$38,886	$41,513
Biotechnology UltraSector ProFund	1,219,128	1,303,074
Europe 30 ProFund	320,312	467,692
Mid-Cap Growth ProFund	14,582	15,469
Mid-Cap ProFund	23,571	24,900
Mid-Cap Value ProFund	12,315	12,958
Nasdaq-100 ProFund	249,621	260,237
Semiconductor UltraSector ProFund	141,683	163,664
Small-Cap Growth ProFund	8,302	8,759
Small-Cap ProFund	26,835	28,993
Small-Cap Value ProFund	25,532	27,806
UltraChina ProFund	766,394	811,040
UltraEmerging Markets ProFund	344,140	356,385
UltraLatin America ProFund	494,316	512,934
UltraMid-Cap ProFund	116,496	123,073
UltraNasdaq-100 ProFund	2,307,422	2,406,133

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 267

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets
•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are

268 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the period.

A summary of the valuations as of January 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$1,351,000	$—	$1,351,000	$—
Futures Contracts	—	(26,664)	—	—	—	(26,664)
Credit Default Swap Agreements	—	—	—	(75,767)	—	(75,767)
Total	$—	$(26,664)	$1,351,000	$(75,767)	$1,351,000	$(102,431)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$11,739,058	$—	$11,739,058	$—
Repurchase Agreements	—	—	6,362,000	—	6,362,000	—
Futures Contracts	—	27,352	—	—	—	27,352
Credit Default Swap Agreements	—	—	—	713,280	—	713,280
Total	$—	$27,352	$18,101,058	$713,280	$18,101,058	$740,632
Banks UltraSector ProFund
Common Stocks	$8,090,663	$—	$—	$—	$8,090,663	$—
Repurchase Agreements	—	—	2,356,000	—	2,356,000	—
Collateral for Securities Loaned	41,513	—	—	—	41,513	—
Swap Agreements	—	—	—	(161,803)	—	(161,803)
Total	$8,132,176	$—	$2,356,000	$(161,803)	$10,488,176	$(161,803)
Bear ProFund
Repurchase Agreements	$—	$—	$7,113,000	$—	$7,113,000	$—
Futures Contracts	—	(24,529)	—	—	—	(24,529)
Swap Agreements	—	—	—	109,519	—	109,519
Total	$—	$(24,529)	$7,113,000	$109,519	$7,113,000	$84,990

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 269

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$80,523,654	$—	$—	$—	$80,523,654	$—
Repurchase Agreements	—	—	27,915,000	—	27,915,000	—
Collateral for Securities Loaned	1,303,074	—	—	—	1,303,074	—
Swap Agreements	—	—	—	(1,865,892)	—	(1,865,892)
Total	$81,826,728	$—	$27,915,000	$(1,865,892)	$109,741,728	$(1,865,892)
Bull ProFund
Common Stocks	$35,015,486	$—	$—	$—	$35,015,486	$—
Repurchase Agreements	—	—	15,209,000	—	15,209,000	—
Futures Contracts	—	85,806	—	—	—	85,806
Swap Agreements	—	—	—	(232,412)	—	(232,412)
Total	$35,015,486	$85,806	$15,209,000	$(232,412)	$50,224,486	$(146,606)
Communication Services UltraSector ProFund
Common Stocks	$6,345,831	$—	$—	$—	$6,345,831	$—
Repurchase Agreements	—	—	1,623,000	—	1,623,000	—
Swap Agreements	—	—	—	4,881	—	4,881
Total	$6,345,831	$—	$1,623,000	$4,881	$7,968,831	$4,881
Consumer Discretionary UltraSector ProFund
Common Stocks	$23,927,031	$—	$—	$—	$23,927,031	$—
Repurchase Agreements	—	—	8,442,000	—	8,442,000	—
Swap Agreements	—	—	—	(407,288)	—	(407,288)
Total	$23,927,031	$—	$8,442,000	$(407,288)	$32,369,031	$(407,288)
Consumer Staples UltraSector ProFund
Common Stocks	$2,460,499	$—	$—	$—	$2,460,499	$—
Repurchase Agreements	—	—	1,015,000	—	1,015,000	—
Swap Agreements	—	—	—	10,244	—	10,244
Total	$2,460,499	$—	$1,015,000	$10,244	$3,475,499	$10,244
Energy UltraSector ProFund
Common Stocks	$22,339,475	$—	$—	$—	$22,339,475	$—
Repurchase Agreements	—	—	6,646,000	—	6,646,000	—
Swap Agreements	—	—	—	673,421	—	673,421
Total	$22,339,475	$—	$6,646,000	$673,421	$28,985,475	$673,421
Europe 30 ProFund
Common Stocks	$1,590,425	$—	$—	$—	$1,590,425	$—
Repurchase Agreements	—	—	9,000	—	9,000	—
Collateral for Securities Loaned	467,692	—	—	—	467,692	—
Total	$2,058,117	$—	$9,000	$—	$2,067,117	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,286,000	$—	$1,286,000	$—
Forward Currency Contracts	—	—	—	(1,142)	—	(1,142)
Total	$—	$—	$1,286,000	$(1,142)	$1,286,000	$(1,142)
Financials UltraSector ProFund
Common Stocks	$4,949,760	$—	$—	$—	$4,949,760	$—
Repurchase Agreements	—	—	1,794,000	—	1,794,000	—
Swap Agreements	—	—	—	270,470	—	270,470
Total	$4,949,760	$—	$1,794,000	$270,470	$6,743,760	$270,470
Health Care UltraSector ProFund
Common Stocks	$11,904,867	$—	$—	$—	$11,904,867	$—
Repurchase Agreements	—	—	3,777,000	—	3,777,000	—
Swap Agreements	—	—	—	13,971	—	13,971
Total	$11,904,867	$—	$3,777,000	$13,971	$15,681,867	$13,971

270 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$3,396,014	$—	$—	$—	$3,396,014	$—
Repurchase Agreements	—	—	1,857,000	—	1,857,000	—
Swap Agreements	—	—	—	59,200	—	59,200
Total	$3,396,014	$—	$1,857,000	$59,200	$5,253,014	$59,200
Internet UltraSector ProFund
Common Stocks	$73,589,573	$—	$—	$—	$73,589,573	$—
Repurchase Agreements	—	—	23,993,000	—	23,993,000	—
Swap Agreements	—	—	—	(843,662)	—	(843,662)
Total	$73,589,573	$—	$23,993,000	$(843,662)	$97,582,573	$(843,662)
Large-Cap Growth ProFund
Common Stocks	$19,991,175	$—	$—	$—	$19,991,175	$—
Repurchase Agreements	—	—	87,000	—	87,000	—
Total	$19,991,175	$—	$87,000	$—	$20,078,175	$—
Large-Cap Value ProFund
Common Stocks	$58,986,101	$—	$—	$—	$58,986,101	$—
Total	$58,986,101	$—	$—	$—	$58,986,101	$—
Materials UltraSector ProFund
Common Stocks	$3,867,964	$—	$—	$—	$3,867,964	$—
Repurchase Agreements	—	—	859,000	—	859,000	—
Swap Agreements	—	—	—	(25,894)	—	(25,894)
Total	$3,867,964	$—	$859,000	$(25,894)	$4,726,964	$(25,894)
Mid-Cap Growth ProFund
Common Stocks	$3,569,674	$—	$—	$—	$3,569,674	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Collateral for Securities Loaned	15,469	—	—	—	15,469	—
Total	$3,585,143	$—	$1,000	$—	$3,586,143	$—
Mid-Cap ProFund
Common Stocks	$9,937,871	$—	$—	$—	$9,937,871	$—
Repurchase Agreements	—	—	3,034,000	—	3,034,000	—
Collateral for Securities Loaned	24,900	—	—	—	24,900	—
Swap Agreements	—	—	—	(62,374)	—	(62,374)
Total	$9,962,771	$—	$3,034,000	$(62,374)	$12,996,771	$(62,374)
Mid-Cap Value ProFund
Common Stocks	$2,767,409	$—	$—	$—	$2,767,409	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Collateral for Securities Loaned	12,958	—	—	—	12,958	—
Total	$2,780,367	$—	$1,000	$—	$2,781,367	$—
Nasdaq-100 ProFund
Common Stocks	$71,352,098	$—	$—	$—	$71,352,098	$—
Repurchase Agreements	—	—	72,942,000	—	72,942,000	—
Collateral for Securities Loaned	260,237	—	—	—	260,237	—
Futures Contracts	—	248,694	—	—	—	248,694
Swap Agreements	—	—	—	(1,815,978)	—	(1,815,978)
Total	$71,612,335	$248,694	$72,942,000	$(1,815,978)	$144,554,335	$(1,567,284)
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$13,114,340	$—	$—	$—	$13,114,340	$—
Repurchase Agreements	—	—	5,494,000	—	5,494,000	—
Swap Agreements	—	—	—	(17,617)	—	(17,617)
Total	$13,114,340	$—	$5,494,000	$(17,617)	$18,608,340	$(17,617)

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 271

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$2,491,174	$—	$—	$—	$2,491,174	$—
Repurchase Agreements	—	—	873,000	—	873,000	—
Swap Agreements	—	—	—	(12,643)	—	(12,643)
Total	$2,491,174	$—	$873,000	$(12,643)	$3,364,174	$(12,643)
Precious Metals UltraSector ProFund
Common Stocks	$16,830,346	$—	$—	$—	$16,830,346	$—
Repurchase Agreements	—	—	6,450,000	—	6,450,000	—
Swap Agreements	—	—	—	(241,692)	—	(241,692)
Total	$16,830,346	$—	$6,450,000	$(241,692)	$23,280,346	$(241,692)
Real Estate UltraSector ProFund
Common Stocks	$3,523,310	$—	$—	$—	$3,523,310	$—
Repurchase Agreements	—	—	1,090,000	—	1,090,000	—
Swap Agreements	—	—	—	(50,591)	—	(50,591)
Total	$3,523,310	$—	$1,090,000	$(50,591)	$4,613,310	$(50,591)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$13,246,000	$—	$13,246,000	$—
Swap Agreements	—	—	—	(311,849)	—	(311,849)
Total	$—	$—	$13,246,000	$(311,849)	$13,246,000	$(311,849)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$1,171,000	$—	$1,171,000	$—
Swap Agreements	—	—	—	(10,544)	—	(10,544)
Total	$—	$—	$1,171,000	$(10,544)	$1,171,000	$(10,544)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$9,641,000	$—	$9,641,000	$—
Forward Currency Contracts	—	—	—	6,611	—	6,611
Total	$—	$—	$9,641,000	$6,611	$9,641,000	$6,611
Semiconductor UltraSector ProFund
Common Stocks	$114,029,563	$—	$—	$—	$114,029,563	$—
Repurchase Agreements	—	—	64,065,000	—	64,065,000	—
Collateral for Securities Loaned	163,664	—	—	—	163,664	—
Swap Agreements	—	—	—	(3,083,832)	—	(3,083,832)
Total	$114,193,227	$—	$64,065,000	$(3,083,832)	$178,258,227	$(3,083,832)
Short Energy ProFund
Repurchase Agreements	$—	$—	$721,000	$—	$721,000	$—
Swap Agreements	—	—	—	(22,943)	—	(22,943)
Total	$—	$—	$721,000	$(22,943)	$721,000	$(22,943)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$2,617,000	$—	$2,617,000	$—
Futures Contracts	—	(22,610)	—	—	—	(22,610)
Swap Agreements	—	—	—	58,175	—	58,175
Total	$—	$(22,610)	$2,617,000	$58,175	$2,617,000	$35,565
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$4,852,000	$—	$4,852,000	$—
Swap Agreements	—	—	—	43,170	—	43,170
Total	$—	$—	$4,852,000	$43,170	$4,852,000	$43,170
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,916,000	$—	$1,916,000	$—
Swap Agreements	—	—	—	27,269	—	27,269
Total	$—	$—	$1,916,000	$27,269	$1,916,000	$27,269

272 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,098,000	$—	$1,098,000	$—
Swap Agreements	—	—	—	38,796	—	38,796
Total	$—	$—	$1,098,000	$38,796	$1,098,000	$38,796
Small-Cap Growth ProFund
Common Stocks	$4,428,232	$—	$—	$—	$4,428,232	$—
Collateral for Securities Loaned	8,759	—	—	—	8,759	—
Total	$4,436,991	$—	$—	$—	$4,436,991	$—
Small-Cap ProFund
Common Stocks*	$2,206,953	$—	$—	$—	$2,206,953	$—
Rights	—	—	18	—	18	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	1,203,000	—	1,203,000	—
Collateral for Securities Loaned	28,993	—	—	—	28,993	—
Futures Contracts	—	7,621	—	—	—	7,621
Swap Agreements	—	—	—	(55,843)	—	(55,843)
Total	$2,235,946	$7,621	$1,203,018	$(55,843)	$3,438,964	$(48,222)
Small-Cap Value ProFund
Common Stocks	$2,135,751	$—	$—	$—	$2,135,751	$—
Collateral for Securities Loaned	27,806	—	—	—	27,806	—
Total	$2,163,557	$—	$—	$—	$2,163,557	$—
Technology UltraSector ProFund
Common Stocks	$51,555,209	$—	$—	$—	$51,555,209	$—
Repurchase Agreements	—	—	16,467,000	—	16,467,000	—
Swap Agreements	—	—	—	(1,038,487)	—	(1,038,487)
Total	$51,555,209	$—	$16,467,000	$(1,038,487)	$68,022,209	$(1,038,487)
UltraBear ProFund
Repurchase Agreements	$—	$—	$6,758,000	$—	$6,758,000	$—
Futures Contracts	—	(36,794)	—	—	—	(36,794)
Swap Agreements	—	—	—	217,115	—	217,115
Total	$—	$(36,794)	$6,758,000	$217,115	$6,758,000	$180,321
UltraBull ProFund
Common Stocks	$79,032,378	$—	$—	$—	$79,032,378	$—
Repurchase Agreements	—	—	42,724,000	—	42,724,000	—
Futures Contracts	—	410,464	—	—	—	410,464
Swap Agreements	—	—	—	(2,673,226)	—	(2,673,226)
Total	$79,032,378	$410,464	$42,724,000	$(2,673,226)	$121,756,378	$(2,262,762)
UltraChina ProFund
Common Stocks	$17,344,020	$—	$—	$—	$17,344,020	$—
Repurchase Agreements	—	—	4,786,000	—	4,786,000	—
Collateral for Securities Loaned	811,040	—	—	—	811,040	—
Swap Agreements	—	—	—	(637,163)	—	(637,163)
Total	$18,155,060	$—	$4,786,000	$(637,163)	$22,941,060	$(637,163)
UltraDow 30 ProFund
Common Stocks	$23,932,732	$—	$—	$—	$23,932,732	$—
Repurchase Agreements	—	—	8,979,000	—	8,979,000	—
Futures Contracts	—	147,609	—	—	—	147,609
Swap Agreements	—	—	—	(204,966)	—	(204,966)
Total	$23,932,732	$147,609	$8,979,000	$(204,966)	$32,911,732	$(57,357)

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 273

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraEmerging Markets ProFund
Common Stocks	$4,550,861	$—	$—	$—	$4,550,861	$—
Preferred Stock	126,608	—	—	—	126,608	—
Repurchase Agreements	—	—	951,000	—	951,000	—
Collateral for Securities Loaned	356,385	—	—	—	356,385	—
Swap Agreements	—	—	—	(119,055)	—	(119,055)
Total	$5,033,854	$—	$951,000	$(119,055)	$5,984,854	$(119,055)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,664,000	$—	$3,664,000	$—
Swap Agreements	—	—	—	(49,184)	—	(49,184)
Total	$—	$—	$3,664,000	$(49,184)	$3,664,000	$(49,184)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$21,470,000	$—	$21,470,000	$—
Futures Contracts	—	2,622,205	—	—	—	2,622,205
Swap Agreement	—	—	—	(1,404)	—	(1,404)
Total	$—	$2,622,205	$21,470,000	$(1,404)	$21,470,000	$2,620,801
UltraLatin America ProFund
Common Stocks	$7,402,499	$—	$—	$—	$7,402,499	$—
Preferred Stock	809,488	—	—	—	809,488	—
Repurchase Agreements	—	—	1,237,000	—	1,237,000	—
Collateral for Securities Loaned	512,934	—	—	—	512,934	—
Swap Agreements	—	—	—	(94,914)	—	(94,914)
Total	$8,724,921	$—	$1,237,000	$(94,914)	$9,961,921	$(94,914)
UltraMid-Cap ProFund
Common Stocks	$27,233,294	$—	$—	$—	$27,233,294	$—
Repurchase Agreements	—	—	14,221,000	—	14,221,000	—
Collateral for Securities Loaned	123,073	—	—	—	123,073	—
Futures Contracts	—	102,099	—	—	—	102,099
Swap Agreements	—	—	—	(1,118,431)	—	(1,118,431)
Total	$27,356,367	$102,099	$14,221,000	$(1,118,431)	$41,577,367	$(1,016,332)
UltraNasdaq-100 ProFund
Common Stocks	$638,666,222	$—	$—	$—	$638,666,222	$—
Repurchase Agreements	—	—	237,157,000	—	237,157,000	—
Collateral for Securities Loaned	2,406,133	—	—	—	2,406,133	—
Futures Contracts	—	1,762,344	—	—	—	1,762,344
Swap Agreements	—	—	—	(28,290,248)	—	(28,290,248)
Total	$641,072,355	$1,762,344	$237,157,000	$(28,290,248)	$878,229,355	$(26,527,904)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,586,000	$—	$1,586,000	$—
Swap Agreements	—	—	—	94,236	—	94,236
Total	$—	$—	$1,586,000	$94,236	$1,586,000	$94,236
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$2,245,000	$—	$2,245,000	$—
Swap Agreements	—	—	—	24,091	—	24,091
Total	$—	$—	$2,245,000	$24,091	$2,245,000	$24,091
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$424,000	$—	$424,000	$—
Swap Agreements	—	—	—	14,485	—	14,485
Total	$—	$—	$424,000	$14,485	$424,000	$14,485
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,909,000	$—	$1,909,000	$—
Swap Agreements	—	—	—	26,010	—	26,010
Total	$—	$—	$1,909,000	$26,010	$1,909,000	$26,010

274 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$798,000	$—	$798,000	$—
Futures Contracts	—	(10,132)	—	—	—	(10,132)
Swap Agreement	—	—	—	5,773	—	5,773
Total	$—	$(10,132)	$798,000	$5,773	$798,000	$(4,359)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,190,000	$—	$1,190,000	$—
Swap Agreements	—	—	—	20,328	—	20,328
Total	$—	$—	$1,190,000	$20,328	$1,190,000	$20,328
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$690,000	$—	$690,000	$—
Swap Agreements	—	—	—	29,333	—	29,333
Total	$—	$—	$690,000	$29,333	$690,000	$29,333
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$15,513,000	$—	$15,513,000	$—
Futures Contracts	—	(90,439)	—	—	—	(90,439)
Swap Agreements	—	—	—	785,487	—	785,487
Total	$—	$(90,439)	$15,513,000	$785,487	$15,513,000	$695,048
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,984,000	$—	$2,984,000	$—
Futures Contracts	—	(14,949)	—	—	—	(14,949)
Swap Agreements	—	—	—	185,485	—	185,485
Total	$—	$(14,949)	$2,984,000	$185,485	$2,984,000	$170,536
UltraSmall-Cap ProFund
Common Stocks*	$32,580,832	$—	$—	$—	$32,580,832	$—
Rights	—	—	298	—	298	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	12,311,000	—	12,311,000	—
Futures Contracts	—	(60,997)	—	—	—	(60,997)
Swap Agreements	—	—	—	(1,782,178)	—	(1,782,178)
Total	$32,580,832	$(60,997)	$12,311,298	$(1,782,178)	$44,892,130	$(1,843,175)
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$15,221,000	$—	$15,221,000	$—
Swap Agreements	—	—	—	(38,786)	—	(38,786)
Total	$—	$—	$15,221,000	$(38,786)	$15,221,000	$(38,786)
Utilities UltraSector ProFund
Common Stocks	$4,887,127	$—	$—	$—	$4,887,127	$—
Repurchase Agreements	—	—	1,655,000	—	1,655,000	—
Swap Agreements	—	—	—	43,075	—	43,075
Total	$4,887,127	$—	$1,655,000	$43,075	$6,542,127	$43,075

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Tingo Group, Inc. was valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 275

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2024, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended January 31, 2024, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2023 through November 30, 2024		For the Period December 1, 2022 through November 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.78%	2.78%	1.95%	2.95%
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%

276 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	For the Period December 1, 2023 through November 30, 2024		For the Period December 1, 2022 through November 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.78%	2.78%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2024, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of January 31, 2024, no commitment or contingent liability is expected.

	Expires 2/29/24	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Access Flex Bear High Yield ProFund	$42,649	$21,329	$6,007	$28,223	$3,221	$101,429
Access Flex High Yield ProFund	41,776	—	830	—	—	42,606
Banks UltraSector ProFund	—	—	—	—	881	881
Bear ProFund	—	—	—	1,199	2,865	4,064
Communication Services UltraSector ProFund	—	—	24,999	12,207	2,822	40,028

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 277

	Expires 2/29/24	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Total
Consumer Staples UltraSector ProFund	$—	$6,074	$18,957	$22,079	$3,906	$51,016
Europe 30 ProFund	—	11,136	25,872	49,295	1,102	87,405
Falling U.S. Dollar ProFund	—	29,759	36,529	42,797	13,575	122,660
Financials UltraSector ProFund	—	—	8,949	10,609	1,495	21,053
Industrials UltraSector ProFund	—	—	26,733	20,660	2,695	50,088
Materials UltraSector ProFund	—	9,063	1,804	15,294	1,928	28,089
Mid-Cap Growth ProFund	—	—	18,268	16,739	3,344	38,351
Mid-Cap ProFund	—	—	16,737	7,012	2,181	25,930
Mid-Cap Value ProFund	—	3,488	2,989	28,426	4,093	38,996
Pharmaceuticals UltraSector ProFund	—	17,673	15,582	28,050	2,758	64,063
Real Estate UltraSector ProFund	—	—	—	17,079	3,417	20,496
Rising Rates Opportunity 10 ProFund	—	18,160	34,678	27,220	3,256	83,314
Rising U.S. Dollar ProFund	—	—	—	26,455	10,176	36,631
Short Energy ProFund	—	40,063	11,530	33,297	7,214	92,104
Short Nasdaq-100 ProFund	—	18,463	—	5,060	8,446	31,969
Short Precious Metals ProFund	—	21,089	27,994	27,227	14,392	90,702
Short Real Estate ProFund	—	33,162	21,249	29,494	3,580	87,485
Short Small-Cap ProFund	—	30,226	16,291	20,758	10,990	78,265
Small-Cap Growth ProFund	—	—	2,985	17,697	4,055	24,737
Small-Cap ProFund	—	13,368	31,358	34,231	5,575	84,532
Small-Cap Value ProFund	—		—	5,320	4,423	9,743
UltraBear ProFund	—	21,558	21,307	1,569	1,359	45,793
UltraEmerging Markets ProFund	—	—	9,257	23,133	2,682	35,072
UltraInternational ProFund	—	17,617	29,060	23,542	3,558	73,777
UltraJapan ProFund	—	—	11,124	2,938	—	14,062
UltraShort China ProFund	—	27,238	30,636	30,528	7,990	96,392
UltraShort Dow 30 ProFund	—	28,736	25,064	28,575	4,125	86,500
UltraShort Emerging Markets ProFund	—	31,648	11,795	30,510	5,630	79,583
UltraShort International ProFund	—	22,927	9,933	29,383	3,791	66,034
UltraShort Japan ProFund	—	40,917	13,877	29,621	15,010	99,425
UltraShort Latin America ProFund	—	30,125	23,720	31,886	7,373	93,104
UltraShort Mid-Cap ProFund	—	25,301	27,602	34,008	3,633	90,544
UltraShort Nasdaq-100 ProFund	—	—	—	—	267	267
UltraShort Small-Cap ProFund	—	17,026	29,520	25,914	4,427	76,887
Utilities UltraSector ProFund	—	—	—	140	1,364	1,504

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2024 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$6,331,451	$7,011,549
Biotechnology UltraSector ProFund	93,300,093	92,626,995
Bull ProFund	30,632,156	33,748,886
Communication Services UltraSector ProFund	4,862,004	3,861,052
Consumer Discretionary UltraSector ProFund	18,374,697	35,257,975
Consumer Staples UltraSector ProFund	1,275,117	1,645,419
Energy UltraSector ProFund	25,735,648	27,440,215
Europe 30 ProFund	8,331,969	11,476,120
Financials UltraSector ProFund	14,012,719	13,860,165
Health Care UltraSector ProFund	1,132,814	357,582
Industrials UltraSector ProFund	14,171,651	17,606,970
Internet UltraSector ProFund	11,352,794	10,006,974
Large-Cap Growth ProFund	96,020,000	91,409,623
Large-Cap Value ProFund	119,392,271	71,568,959
Materials UltraSector ProFund	1,051,255	3,290,249
Mid-Cap Growth ProFund	8,784,647	33,670,718
Mid-Cap ProFund	10,098,880	3,337,105
Mid-Cap Value ProFund	2,288,681	2,349,514
Nasdaq-100 ProFund	25,082,405	9,275,089

278 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	Purchases	Sales
Oil & Gas Equipment & Services UltraSector ProFund	$17,590,793	$14,966,531
Pharmaceuticals UltraSector ProFund	2,230,688	2,594,604
Precious Metals UltraSector ProFund	30,659,640	32,416,493
Real Estate UltraSector ProFund	1,476,583	1,505,965
Semiconductor UltraSector ProFund	67,437,201	59,823,448
Small-Cap Growth ProFund	3,003,090	2,881,941
Small-Cap ProFund	7,225,958	7,320,029
Small-Cap Value ProFund	7,820,632	8,824,511
Technology UltraSector ProFund	29,810,166	41,538,224
UltraBull ProFund	165,759,586	180,864,745
UltraChina ProFund	18,431,877	17,234,226
UltraDow 30 ProFund	4,909,108	5,508,989
UltraEmerging Markets ProFund	4,369,028	6,089,928
UltraLatin America ProFund	6,080,174	7,417,187
UltraMid-Cap ProFund	5,468,645	6,247,506
UltraNasdaq-100 ProFund	194,906,044	114,001,526
UltraSmall-Cap ProFund	10,769,797	9,460,962
Utilities UltraSector ProFund	2,507,119	2,279,349

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2024 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$75,841,020	$82,728,884

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Holding Period Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 279

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor’s judgements about the ProFunds’ investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Credit Default Swaps (“CDS”) Risk

While the Access Flex Bear High Yield ProFund will normally be a net “buyer” of CDS and the Access Flex High Yield ProFund will

280 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

normally be a net “seller” of CDS, at times the Access Flex Bear High Yield ProFund may be a net “seller” and the Access Flex High Yield ProFund may be a net “buyer” of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund’s ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 281 could affect such a counterparty’s ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund’s investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

282 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate (“FEDL01”) plus or minus a negotiated spread. The Fed Funds rate appreciated from 5.33% to 5.50% during the period. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder’s investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2023				Year Ended 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$376,196	$—	$—	$376,196	$—	$—	$—	$—
Bull ProFund	13,512	—	—	13,512	370,689	—	—	370,689
Europe 30 ProFund	72,280	—	—	72,280	48,336	—	—	48,336
UltraBear ProFund	218,648	—	—	218,648	—	—	—	—
UltraBull ProFund	25,362	—	—	25,362	8,363,176	779,894	—	9,143,070

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 283

	Year Ended 2023				Year Ended 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
UltraNasdaq-100 ProFund	$—	$—	$—	$—	$26,477,309	$1,155,436	$—	$27,632,745
UltraShort Nasdaq-100 ProFund	788,058	—	—	788,058	—	—	—	—
October 31
Access Flex High Yield ProFund	1,859,962	—	—	1,859,962	29,233	—	—	29,233
Banks UltraSector ProFund	20,726	—	—	20,726	—	—	—	—
Biotechnology UltraSector ProFund	—	—	—	—	14,242,748	11,279,599	—	25,522,347
Communication Services UltraSector ProFund	—	—	—	—	59,697	2,106	7,136	68,939
Consumer Discretionary UltraSector ProFund	—	—	—	—	5,320,428	130,368	—	5,450,796
Consumer Staples UltraSector ProFund	—	—	—	—	351,875	151,475	—	503,350
Energy UltraSector ProFund	1,404,996	—	—	1,404,996	427,298	—	—	427,298
Financials UltraSector ProFund	—	—	—	—	877,097	944	1,140	879,181
Industrials UltraSector ProFund	—	—	—	—	436,119	3,145	39	439,303
Internet UltraSector ProFund	—	—	—	—	20,936,695	9,806,780	—	30,743,475
Large-Cap Growth ProFund	—	182,929	—	182,929	221,666	85,029	—	306,695
Large-Cap Value ProFund	47,656	—	—	47,656	54,514	—	—	54,514
Mid-Cap Growth ProFund	—	105,905	—	105,905	831,229	119,485	—	950,714
Mid-Cap ProFund	—	—	—	—	158,547	58,875	—	217,422
Mid-Cap Value ProFund	—	—	—	—	50,173	—	—	50,173
Nasdaq-100 ProFund	—	—	—	—	2,281,194	2,060,020	—	4,341,214
Pharmaceuticals UltraSector ProFund	—	—	—	—	57,588	128,692	—	186,280
Precious Metals UltraSector ProFund	654	—	—	654	—	—	—	—
Real Estate UltraSector ProFund	35,490	—	—	35,490	2,763,321	300,145	—	3,063,466
Rising U.S. Dollar ProFund	199,419	408,967	—	608,386	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	5,976,285	178,486	—	6,154,771
Small-Cap Growth ProFund	—	153,586	—	153,586	228,742	328,498	—	557,240
Small-Cap Value ProFund	—	—	—	—	182,410	46,458	—	228,868
Technology UltraSector ProFund	—	—	—	—	6,724,712	558,470	—	7,283,182
UltraDow 30 ProFund	—	—	—	—	2,441,094	102,530	—	2,543,624
UltraEmerging Markets ProFund	103,933	—	—	103,933	—	—	—	—
UltraLatin America ProFund	926,000	—	—	926,000	703,948	—	—	703,948
UltraMid-Cap ProFund	—	—	—	—	2,306,933	422,277	—	2,729,210
U.S. Government Plus ProFund	204,875	—	—	204,875	—	—	—	—
Utilities UltraSector ProFund	83,764	—	—	83,764	16,661	—	—	16,661

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,294	$—	$(68,905,513)	$18,029	$(68,879,190)
Bull ProFund	790,783	—	—	17,256,164	18,046,947
Europe 30 ProFund	51,474	—	(4,457,487)	232,698	(4,173,315)
UltraBear ProFund	198,092	—	(101,978,326)	37,756	(101,742,478)
UltraBull ProFund	963,208	—	(11,794,821)	47,126,555	36,294,942
UltraJapan ProFund	1,607,970	—	—	(2,043)	1,605,927
UltraNasdaq-100 ProFund	4,463,819	—	(114,576,457)	344,045,044	233,932,406
UltraShort Nasdaq-100 ProFund	4,583	—	(97,920,253)	132,558	(97,783,112)

284 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
October 31
Access Flex Bear High Yield ProFund	$—	$—	$(5,239,850)	$—	$(5,239,850)
Access Flex High Yield ProFund	98,628	—	(2,340,198)	(32,671)	(2,274,241)
Banks UltraSector ProFund	144,224	—	(5,176,288)	418,658	(4,613,406)
Biotechnology UltraSector ProFund	—	7,218,190	—	549,669	7,767,859
Communication Services UltraSector ProFund	—	—	(1,478,170)	139,778	(1,338,392)
Consumer Discretionary UltraSector ProFund	—	—	—	9,678,415	9,678,415
Consumer Staples UltraSector ProFund	25,311	—	(658,642)	679,399	46,068
Energy UltraSector ProFund	193,972	—	—	12,861,519	13,055,491
Falling U.S. Dollar ProFund	33,646	—	(2,714,743)	—	(2,681,097)
Financials UltraSector ProFund	30,422	—	(1,428,260)	1,113,703	(284,135)
Health Care UltraSector ProFund	36,523	—	(2,980,429)	6,838,383	3,894,477
Industrials UltraSector ProFund	—	—	(13,684)	1,088,293	1,074,609
Internet UltraSector ProFund	—	—	(37,248,454)	12,113,595	(25,134,859)
Large-Cap Growth ProFund	22,473	166,293	—	4,140,612	4,329,378
Large-Cap Value ProFund	—	—	(1,983,433)	1,174,254	(809,179)
Materials UltraSector ProFund	32,556	—	(2,253,828)	1,671,865	(549,407)
Mid-Cap Growth ProFund	—	—	(32,767)	429,433	396,666
Mid-Cap ProFund	177	—	(1,234,760)	773,137	(461,446)
Mid-Cap Value ProFund	—	—	(202,261)	43,400	(158,861)
Nasdaq-100 ProFund	—	—	—	24,461,831	24,461,831
Oil & Gas Equipment & Services UltraSector ProFund	—	—	(15,567,715)	1,355,964	(14,211,751)
Pharmaceuticals UltraSector ProFund	14,006	—	(1,138,348)	(337,601)	(1,461,943)
Precious Metals UltraSector ProFund	305,104	—	(63,486,026)	210,562	(62,970,360)
Real Estate UltraSector ProFund	43,122	—	(4,821,385)	1,216,984	(3,561,279)
Rising Rates Opportunity ProFund	515,586	—	(37,238,855)	960,527	(35,762,742)
Rising Rates Opportunity 10 ProFund	82,393	—	(3,356,048)	57,006	(3,216,649)
Rising U.S. Dollar ProFund	422,995	—	(2,019,254)	—	(1,596,259)
Semiconductor UltraSector ProFund	—	—	(3,987,237)	40,974,126	36,986,889
Short Energy ProFund	31,349	—	(2,231,882)	27,835	(2,172,698)
Short Nasdaq-100 ProFund	158,391	—	(18,356,783)	(62,723)	(18,261,115)
Short Precious Metals ProFund	102,396	—	(9,946,799)	106,937	(9,737,466)
Short Real Estate ProFund	56,535	—	(4,483,189)	(63,443)	(4,490,097)
Short Small-Cap ProFund	206,254	—	(12,805,677)	(186,974)	(12,786,397)
Small-Cap Growth ProFund	—	34,337	(15,454)	557,998	576,881
Small-Cap ProFund	—	—	(36,475)	448,366	411,891
Small-Cap Value ProFund	—	—	(775,170)	(124,394)	(899,564)
Technology UltraSector ProFund	—	346,519	—	22,706,402	23,052,921
UltraChina ProFund	886,559	—	(41,104,111)	(7,815,655)	(48,033,207)
UltraDow 30 ProFund	332,272	—	(6,581,227)	12,598,159	6,349,204
UltraEmerging Markets ProFund	93,559	—	(7,564,775)	907,626	(6,563,590)
UltraInternational ProFund	—	—	(961,448)	111,339	(850,109)
UltraLatin America ProFund	387,731	—	(29,776,226)	(797,430)	(30,185,925)
UltraMid-Cap ProFund	247,347	—	(9,853,510)	6,142,789	(3,463,374)
UltraShort China ProFund	53,593	—	(9,694,654)	27,621	(9,613,440)
UltraShort Dow 30 ProFund	66,243	—	(24,017,591)	(108,124)	(24,059,472)
UltraShort Emerging Markets ProFund	27,014	—	(12,937,467)	4,390	(12,906,063)
UltraShort International ProFund	71,426	—	(17,891,096)	(72,910)	(17,892,580)
UltraShort Japan ProFund	15,820	—	(10,860,198)	(6,955)	(10,851,333)
UltraShort Latin America ProFund	41,578	—	(16,972,870)	3,830	(16,927,462)
UltraShort Mid-Cap ProFund	35,538	—	(10,857,843)	(64,673)	(10,886,978)
UltraShort Small-Cap ProFund	173,689	—	(52,958,352)	(167,945)	(52,952,608)
UltraSmall-Cap ProFund	151,669	—	(41,500,064)	4,190,635	(37,157,760)
U.S. Government Plus ProFund	—	—	(8,153,771)	(202,960)	(8,356,731)
Utilities UltraSector ProFund	83,275	—	(8,856,574)	2,845,574	(5,927,725)

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 285

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2023 and December 31, 2023, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2024 and December 31, 2024:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$20,849
Internet UltraSector ProFund	166,257
Large-Cap Value ProFund	17,858
Mid-Cap Growth ProFund	32,767
Small-Cap Growth ProFund	15,454

As of the end of their respective tax years ended October 31, 2023 and December 31, 2023, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,219,001
Access Flex High Yield ProFund	2,340,198
Banks UltraSector ProFund	5,176,288
Bear ProFund	68,905,513
Communication Services UltraSector ProFund	1,478,170
Consumer Staples UltraSector ProFund	658,642
Europe 30 ProFund	4,457,487
Falling U.S. Dollar ProFund	2,714,743
Financials UltraSector ProFund	1,428,260
Health Care UltraSector ProFund	2,980,429
Industrials UltraSector ProFund	13,684
Internet UltraSector ProFund	37,082,197
Large-Cap Value ProFund	1,965,575
Materials UltraSector ProFund	2,253,828
Mid-Cap ProFund	1,234,760
Mid-Cap Value ProFund	202,261
Oil & Gas Equipment & Services UltraSector ProFund	15,567,715
Pharmaceuticals UltraSector ProFund	1,138,348
Precious Metals UltraSector ProFund	63,486,026
Real Estate UltraSector ProFund	4,821,385
Rising Rates Opportunity ProFund	37,238,855
Rising Rates Opportunity 10 ProFund	3,356,048
Rising U.S. Dollar ProFund	2,019,254
Semiconductor UltraSector ProFund	3,987,237
Short Energy ProFund	2,231,882
Short Nasdaq-100 ProFund	18,356,783
Short Precious Metals ProFund	9,946,799
Short Real Estate ProFund	4,483,189
Short Small-Cap ProFund	12,805,677
Small-Cap ProFund	36,475
Small-Cap Value ProFund	775,170
UltraBear ProFund	101,978,326
UltraBull ProFund	11,794,821
UltraChina ProFund	41,104,111
UltraDow 30 ProFund	6,581,227
UltraEmerging Markets ProFund	7,564,775
UltraInternational ProFund	961,448
UltraLatin America ProFund	29,776,226
UltraMid-Cap ProFund	9,853,510
UltraNasdaq-100 ProFund	114,576,457
UltraShort China ProFund	9,694,654
UltraShort Dow 30 ProFund	24,017,591
UltraShort Emerging Markets ProFund	12,937,467

286 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

Fund	No Expiration Date
UltraShort International ProFund	$17,891,096
UltraShort Japan ProFund	10,860,198
UltraShort Latin America ProFund	16,972,870
UltraShort Mid-Cap ProFund	10,857,843
UltraShort Nasdaq-100 ProFund	97,920,253
UltraShort Small-Cap ProFund	52,958,352
UltraSmall-Cap ProFund	41,500,064
U.S. Government Plus ProFund	8,153,771
Utilities UltraSector ProFund	8,856,574

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2023 and December 31, 2023, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$7,218,000	$18,029	$—	$18,029
Bull ProFund	25,812,060	18,854,808	(1,598,644)	17,256,164
Europe 30 ProFund	3,060,208	680,639	(447,941)	232,698
UltraBear ProFund	7,524,000	37,756	—	37,756
UltraBull ProFund	67,864,307	54,116,246	(6,989,691)	47,126,555
UltraJapan ProFund	15,646,000	—	(2,043)	(2,043)
UltraNasdaq-100 ProFund	494,400,504	371,591,956	(27,546,912)	344,045,044
UltraShort Nasdaq-100 ProFund	13,474,000	132,558	—	132,558
October 31
Access Flex Bear High Yield ProFund	1,649,000	—	—	—
Access Flex High Yield ProFund	4,831,332	—	(32,671)	(32,671)
Banks UltraSector ProFund	5,257,300	1,001,017	(582,359)	418,658
Biotechnology UltraSector ProFund	76,679,000	549,669	—	549,669
Communication Services UltraSector ProFund	5,599,498	1,182,591	(1,042,813)	139,778
Consumer Discretionary UltraSector ProFund	17,167,720	10,487,209	(808,794)	9,678,415
Consumer Staples UltraSector ProFund	2,327,567	817,202	(137,803)	679,399
Energy UltraSector ProFund	20,769,161	15,489,286	(2,627,767)	12,861,519
Falling U.S. Dollar ProFund	917,000	—	—	—
Financials UltraSector ProFund	4,651,173	2,169,488	(1,055,785)	1,113,703
Health Care UltraSector ProFund	6,852,243	7,485,026	(646,643)	6,838,383
Industrials UltraSector ProFund	2,517,171	1,171,235	(82,942)	1,088,293
Internet UltraSector ProFund	56,414,695	28,265,292	(16,151,697)	12,113,595
Large Cap Growth ProFund	33,031,575	5,516,076	(1,375,464)	4,140,612
Large Cap Value ProFund	6,808,896	2,040,703	(866,449)	1,174,254
Materials UltraSector ProFund	3,039,704	2,132,815	(460,950)	1,671,865
Mid Cap Growth ProFund	2,565,758	768,345	(338,912)	429,433
Mid Cap ProFund	2,781,856	1,084,295	(311,158)	773,137
Mid Cap Value ProFund	2,184,662	539,259	(495,859)	43,400
Nasdaq 100 ProFund	103,117,569	26,495,364	(2,033,533)	24,461,831
Oil & Gas Equipment & Services UltraSector ProFund	16,659,762	5,278,468	(3,922,504)	1,355,964
Pharmaceuticals UltraSector ProFund	2,855,396	466,616	(804,217)	(337,601)
Precious Metals UltraSector ProFund	21,290,367	7,286,303	(7,075,741)	210,562
Real Estate UltraSector ProFund	2,169,505	1,390,060	(173,076)	1,216,984
Rising Rates Opportunity ProFund	23,534,000	960,527	—	960,527
Rising Rates Opportunity 10 ProFund	3,598,000	57,006	—	57,006
Rising U.S. Dollar ProFund	10,938,000	—	—	—
Semiconductor UltraSector ProFund	57,381,269	47,293,855	(6,319,729)	40,974,126
Short Energy ProFund	1,128,000	27,835	—	27,835
Short Nasdaq 100 ProFund	4,199,000	—	(62,723)	(62,723)
Short Precious Metals ProFund	3,826,000	106,937	—	106,937
Short Real Estate ProFund	3,125,000	—	(63,443)	(63,443)

January 31, 2024 (unaudited) :: Notes to Financial Statements :: 287

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Small Cap ProFund	$3,059,000	$—	$(186,974)	$(186,974)
Small-Cap Growth ProFund	2,979,013	1,100,789	(542,791)	557,998
Small-Cap ProFund	9,153,882	745,635	(297,269)	448,366
Small-Cap Value ProFund	2,503,773	573,467	(697,861)	(124,394)
Technology UltraSector ProFund	24,955,848	23,710,704	(1,004,302)	22,706,402
UltraChina ProFund	29,632,406	4,216,120	(12,031,775)	(7,815,655)
UltraDow 30 ProFund	13,848,512	13,670,688	(1,072,529)	12,598,159
UltraEmerging Markets ProFund	5,341,039	2,195,858	(1,288,232)	907,626
UltraInternational ProFund	3,445,000	111,339	—	111,339
UltraLatin America ProFund	11,852,913	3,479,264	(4,276,694)	(797,430)
UltraMid-Cap ProFund	21,802,157	8,609,730	(2,466,941)	6,142,789
UltraShort China ProFund	1,519,000	27,621	—	27,621
UltraShort Dow 30 ProFund	2,872,000	—	(108,124)	(108,124)
UltraShort Emerging Markets ProFund	694,000	4,390	—	4,390
UltraShort International ProFund	2,220,000	—	(72,910)	(72,910)
UltraShort Japan ProFund	260,000	—	(6,955)	(6,955)
UltraShort Latin America ProFund	1,323,000	3,830	—	3,830
UltraShort Mid-Cap ProFund	1,814,000	—	(64,673)	(64,673)
UltraShort Small-Cap ProFund	5,808,000	—	(167,945)	(167,945)
UltraSmall-Cap ProFund	27,710,819	8,927,528	(4,736,893)	4,190,635
U.S. Government Plus ProFund	14,550,000	—	(202,960)	(202,960)
Utilities UltraSector ProFund	4,411,759	3,112,680	(267,106)	2,845,574

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of January 31, 2024, Access Flex Bear High Yield ProFund was owed $296,600 and the Rising U.S. Dollar ProFund was owed $684,637 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $8,314, respectively, and are included in “Receivable for closed swap positions” and “Receivable for closed forward currency contracts”, respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $292,998 and $676,323 and are included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2024.

9. Share Splits and Reverse Share Splits

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, the UltraChina and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split. Effective November 18, 2019, the Bull ProFund, the Consumer Discretionary UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil & Gas Equipment & Services UltraSector ProFund underwent a 1-for-8 reverse share split.

288 :: Notes to Financial Statements :: January 31, 2024 (unaudited)

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2024, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company	58%
UltraJapan ProFund	Robert Ronus	26%
UltraLatin America ProFund	Warren M. and Karen A. Merguerian	60%
UltraShort Japan ProFund	Irving Schild	29%

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds’ financial statements.

January 31, 2024 (unaudited) :: Board Approval of Investment Advisory Agreement :: 289

At a meeting held on September 11-12, 2023, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a “Geared Fund” and, collectively, the “Geared Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

●	information about the advisory services that were being provided by the Advisor with respect to the Funds;
●	the Advisor’s Form ADV;
●	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
●	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
●	information regarding advisory fees earned versus advisory fees waived for previous periods;
●	performance information for prior periods;
●	comparative industry fee data;
●	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
●	information regarding the Advisor’s trade allocation and best execution policies and procedures;
●	information about the financial condition of the Advisor;
●	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures; and
●	the Advisor’s reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the “Peer Group”) with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

●	the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;
●	the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
●	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
●	the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
●	the structure of the portfolio Advisor’s staff compensation program and the incentives it is intended to provide;

290 :: Board Approval of Investment Advisory Agreement :: January 31, 2024 (unaudited)

●	the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
●	the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
●	the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
●	a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
●	for certain Bitcoin-linked Funds, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and
●	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected

January 31, 2024 (unaudited) :: Board Approval of Investment Advisory Agreement :: 291

ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group and index for the one-year and five-year periods ended June 30, 2023, and underperformed its Peer Group and index for the three-year and ten-year periods ended June 30, 2023. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2023, the Fund underperformed its Peer Group and benchmark index.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2023, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2023. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2023, the Fund closely tracked its benchmark index and outperformed its Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90% where previously it had been contractually capped at 1.35%. The Advisor had voluntarily reduced the prior contractual cap to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent

292 :: Board Approval of Investment Advisory Agreement :: January 31, 2024 (unaudited)

Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

January 31, 2024 (unaudited) :: Liquidity Risk Management Program :: 293

ProFunds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust (“the Board”) has approved the designation of ProFund Advisors LLC (the “Program Administrator”) to administer the Trust’s Liquidity Program, subject to the oversight of the Board.

On September 11-12, 2023, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust’s Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from July 1, 2022 through June 30, 2023, addressed the operation of the Trust’s Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/24

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (68.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	475	$44,816
A.O. Smith Corp. (Building Products)	107	8,304
Abbott Laboratories (Health Care Equipment & Supplies)	1,494	169,047
AbbVie, Inc. (Biotechnology)	1,521	250,052
Accenture PLC - Class A (IT Services)	541	196,859
Adobe, Inc.* (Software)	392	242,170
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,389	232,921
Aflac, Inc. (Insurance)	459	38,712
Agilent Technologies, Inc. (Life Sciences Tools & Services)	253	32,915
Air Products and Chemicals, Inc. (Chemicals)	192	49,096
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	372	53,620
Akamai Technologies, Inc.* (IT Services)	131	16,143
Albemarle Corp. (Chemicals)	101	11,589
Alexandria Real Estate Equities, Inc. (Office REITs)	135	16,322
Align Technology, Inc.* (Health Care Equipment & Supplies)	62	16,574
Allegion PLC (Building Products)	75	9,292
Alliant Energy Corp. (Electric Utilities)	218	10,608
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,094	713,668
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,287	607,897
Altria Group, Inc. (Tobacco)	1,523	61,103
Amazon.com, Inc.* (Broadline Retail)	7,828	1,214,906
Amcor PLC (Containers & Packaging)	1,243	11,721
Ameren Corp. (Multi-Utilities)	225	15,653
American Airlines Group, Inc.* (Passenger Airlines)	562	7,997
American Electric Power Co., Inc. (Electric Utilities)	454	35,476
American Express Co. (Consumer Finance)	496	99,567
American International Group, Inc. (Insurance)	604	41,984
American Tower Corp. (Specialized REITs)	401	78,455
American Water Works Co., Inc. (Water Utilities)	167	20,711
Ameriprise Financial, Inc. (Capital Markets)	87	33,654
AMETEK, Inc. (Electrical Equipment)	199	32,248
Amgen, Inc. (Biotechnology)	461	144,874
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	514	51,965
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	429	82,522
ANSYS, Inc.* (Software)	74	24,259
Aon PLC - Class A (Insurance)	171	51,032
APA Corp. (Oil, Gas & Consumable Fuels)	264	8,271
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,583	2,320,305
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	719	118,132
Aptiv PLC* (Automobile Components)	246	20,007
Arch Capital Group, Ltd.* (Insurance)	322	26,542
Archer-Daniels-Midland Co. (Food Products)	460	25,567
Arista Networks, Inc.* (Communications Equipment)	217	56,134
Arthur J. Gallagher & Co. (Insurance)	186	43,182
Assurant, Inc. (Insurance)	46	7,726
AT&T, Inc. (Diversified Telecommunication Services)	6,153	108,847
Atmos Energy Corp. (Gas Utilities)	127	14,470
Autodesk, Inc.* (Software)	185	46,955
Automatic Data Processing, Inc. (Professional Services)	353	86,761
AutoZone, Inc.* (Specialty Retail)	14	38,670
AvalonBay Communities, Inc. (Residential REITs)	123	22,019
Avery Dennison Corp. (Containers & Packaging)	70	13,962
Axon Enterprise, Inc.* (Aerospace & Defense)	61	15,193
Baker Hughes Co. (Energy Equipment & Services)	868	24,738
Ball Corp. (Containers & Packaging)	273	15,137
Bank of America Corp. (Banks)	5,925	201,509
Bath & Body Works, Inc. (Specialty Retail)	196	8,361
Baxter International, Inc. (Health Care Equipment & Supplies)	435	16,830
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	250	59,703
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,566	600,937
Best Buy Co., Inc. (Specialty Retail)	166	12,033
Biogen, Inc.* (Biotechnology)	124	30,586
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	19	6,097
Bio-Techne Corp. (Life Sciences Tools & Services)	136	9,564
BlackRock, Inc. (Capital Markets)	123	95,240
Blackstone, Inc. (Capital Markets)	612	76,163
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	29	101,717
BorgWarner, Inc. (Automobile Components)	203	6,882
Boston Properties, Inc. (Office REITs)	124	8,246
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,261	79,771
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,750	85,523
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	377	444,860
Broadridge Financial Solutions, Inc. (Professional Services)	101	20,624
Brown & Brown, Inc. (Insurance)	205	15,900
Brown-Forman Corp. - Class B (Beverages)	157	8,619
Builders FirstSource, Inc.* (Building Products)	108	18,763
Bunge Global SA (Food Products)	126	11,099
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	100	8,409
Cadence Design Systems, Inc.* (Software)	233	67,211
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	187	8,204
Camden Property Trust (Residential REITs)	91	8,539
Campbell Soup Co. (Food Products)	169	7,542
Capital One Financial Corp. (Consumer Finance)	329	44,520
Cardinal Health, Inc. (Health Care Providers & Services)	212	23,148
CarMax, Inc.* (Specialty Retail)	136	9,680
Carnival Corp.* (Hotels, Restaurants & Leisure)	867	14,375
Carrier Global Corp. (Building Products)	722	39,501

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	153	$7,901
Caterpillar, Inc. (Machinery)	438	131,536
Cboe Global Markets, Inc. (Capital Markets)	90	16,547
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	262	22,613
CDW Corp. (Electronic Equipment, Instruments & Components)	116	26,300
Celanese Corp. (Chemicals)	83	12,142
Cencora, Inc. (Health Care Providers & Services)	143	33,273
Centene Corp.* (Health Care Providers & Services)	460	34,643
CenterPoint Energy, Inc. (Multi-Utilities)	544	15,199
CF Industries Holdings, Inc. (Chemicals)	164	12,384
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	44	9,516
Charter Communications, Inc.* - Class A (Media)	87	32,252
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,511	222,766
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	23	55,402
Chubb, Ltd. (Insurance)	351	85,994
Church & Dwight Co., Inc. (Household Products)	212	21,168
Cincinnati Financial Corp. (Insurance)	136	15,069
Cintas Corp. (Commercial Services & Supplies)	74	44,738
Cisco Systems, Inc. (Communications Equipment)	3,488	175,027
Citigroup, Inc. (Banks)	1,648	92,568
Citizens Financial Group, Inc. (Banks)	401	13,113
CME Group, Inc. (Capital Markets)	312	64,222
CMS Energy Corp. (Multi-Utilities)	252	14,404
Cognizant Technology Solutions Corp. - Class A (IT Services)	431	33,239
Colgate-Palmolive Co. (Household Products)	709	59,698
Comcast Corp. - Class A (Media)	3,457	160,888
Comerica, Inc. (Banks)	114	5,994
Conagra Brands, Inc. (Food Products)	412	12,010
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,023	114,443
Consolidated Edison, Inc. (Multi-Utilities)	295	26,816
Constellation Brands, Inc. - Class A (Beverages)	139	34,066
Constellation Energy Corp. (Electric Utilities)	275	33,550
Copart, Inc.* (Commercial Services & Supplies)	753	36,174
Corning, Inc. (Electronic Equipment, Instruments & Components)	661	21,476
Corteva, Inc. (Chemicals)	609	27,697
CoStar Group, Inc.* (Real Estate Management & Development)	351	29,302
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	382	265,444
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	646	16,072
Crown Castle, Inc. (Specialized REITs)	372	40,269
CSX Corp. (Ground Transportation)	1,700	60,690
Cummins, Inc. (Machinery)	123	29,434
CVS Health Corp. (Health Care Providers & Services)	1,105	82,179
D.R. Horton, Inc. (Household Durables)	260	37,156
Danaher Corp. (Life Sciences Tools & Services)	564	135,309
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	105	17,071
DaVita, Inc.* (Health Care Providers & Services)	47	5,084
Dayforce, Inc.* (Professional Services)	135	9,385
Deere & Co. (Machinery)	229	90,130
Delta Air Lines, Inc. (Passenger Airlines)	553	21,644
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	185	6,429
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	552	23,195
Dexcom, Inc.* (Health Care Equipment & Supplies)	332	40,288
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	151	23,215
Digital Realty Trust, Inc. (Specialized REITs)	261	36,660
Discover Financial Services (Consumer Finance)	214	22,581
Dollar General Corp. (Consumer Staples Distribution & Retail)	189	24,961
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	181	23,642
Dominion Energy, Inc. (Multi-Utilities)	721	32,964
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	29	12,360
Dover Corp. (Machinery)	123	18,423
Dow, Inc. (Chemicals)	603	32,321
DTE Energy Co. (Multi-Utilities)	178	18,765
Duke Energy Corp. (Electric Utilities)	662	63,439
DuPont de Nemours, Inc. (Chemicals)	370	22,866
Eastman Chemical Co. (Chemicals)	101	8,439
Eaton Corp. PLC (Electrical Equipment)	345	84,898
eBay, Inc. (Broadline Retail)	446	18,317
Ecolab, Inc. (Chemicals)	217	43,014
Edison International (Electric Utilities)	330	22,268
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	524	41,118
Electronic Arts, Inc. (Entertainment)	211	29,029
Elevance Health, Inc. (Health Care Providers & Services)	202	99,675
Eli Lilly & Co. (Pharmaceuticals)	686	442,887
Emerson Electric Co. (Electrical Equipment)	491	45,039
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	118	12,287
Entergy Corp. (Electric Utilities)	184	18,356
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	501	57,009
EPAM Systems, Inc.* (IT Services)	50	13,906
EQT Corp. (Oil, Gas & Consumable Fuels)	354	12,532
Equifax, Inc. (Professional Services)	108	26,389
Equinix, Inc. (Specialized REITs)	80	66,381
Equity Residential (Residential REITs)	297	17,877
Essex Property Trust, Inc. (Residential REITs)	57	13,296
Etsy, Inc.* (Broadline Retail)	105	6,989
Everest Group, Ltd. (Insurance)	39	15,014
Evergy, Inc. (Electric Utilities)	198	10,052

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Eversource Energy (Electric Utilities)	300		$16,266
Exelon Corp. (Electric Utilities)	858		29,867
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	116		17,206
Expeditors International of Washington, Inc. (Air Freight & Logistics)	126		15,918
Extra Space Storage, Inc. (Specialized REITs)	184		26,577
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,449		354,591
F5, Inc.* (Communications Equipment)	54		9,920
FactSet Research Systems, Inc. (Capital Markets)	33		15,705
Fair Isaac Corp.* (Software)	21		25,175
Fastenal Co. (Trading Companies & Distributors)	492		33,569
Federal Realty Investment Trust (Retail REITs)	64		6,511
FedEx Corp. (Air Freight & Logistics)	199		48,017
Fidelity National Information Services, Inc. (Financial Services)	510		31,753
Fifth Third Bancorp (Banks)	588		20,133
First Horizon Corp. (Banks)	–	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	91		13,313
FirstEnergy Corp. (Electric Utilities)	444		16,286
Fiserv, Inc.* (Financial Services)	515		73,063
FleetCor Technologies, Inc.* (Financial Services)	62		17,976
FMC Corp. (Chemicals)	108		6,070
Ford Motor Co. (Automobiles)	3,383		39,649
Fortinet, Inc.* (Software)	548		35,341
Fortive Corp. (Machinery)	301		23,532
Fox Corp. - Class A (Media)	214		6,912
Fox Corp. - Class B (Media)	117		3,511
Franklin Resources, Inc. (Capital Markets)	244		6,498
Freeport-McMoRan, Inc. (Metals & Mining)	1,235		49,018
Garmin, Ltd. (Household Durables)	133		15,892
Gartner, Inc.* (IT Services)	68		31,106
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	337		24,722
Gen Digital, Inc. (Software)	485		11,388
Generac Holdings, Inc.* (Electrical Equipment)	55		6,252
General Dynamics Corp. (Aerospace & Defense)	194		51,408
General Electric Co. (Industrial Conglomerates)	937		124,077
General Mills, Inc. (Food Products)	499		32,390
General Motors Co. (Automobiles)	1,179		45,745
Genuine Parts Co. (Distributors)	123		17,249
Gilead Sciences, Inc. (Biotechnology)	1,074		84,051
Global Payments, Inc. (Financial Services)	224		29,844
Globe Life, Inc. (Insurance)	73		8,966
Halliburton Co. (Energy Equipment & Services)	770		27,451
Hasbro, Inc. (Leisure Products)	114		5,580
HCA Healthcare, Inc. (Health Care Providers & Services)	170		51,833
Healthpeak Properties, Inc. (Health Care REITs)	470		8,695
Henry Schein, Inc.* (Health Care Providers & Services)	114		8,532
Hess Corp. (Oil, Gas & Consumable Fuels)	238		33,446
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,104		16,880
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	220		42,011
Hologic, Inc.* (Health Care Equipment & Supplies)	212		15,781
Honeywell International, Inc. (Industrial Conglomerates)	568		114,884
Hormel Foods Corp. (Food Products)	252		7,653
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	607		11,667
Howmet Aerospace, Inc. (Aerospace & Defense)	336		18,903
HP, Inc. (Technology Hardware, Storage & Peripherals)	750		21,533
Hubbell, Inc. (Electrical Equipment)	47		15,772
Humana, Inc. (Health Care Providers & Services)	106		40,074
Huntington Bancshares, Inc. (Banks)	1,244		15,836
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	33		8,544
IDEX Corp. (Machinery)	64		13,536
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	71		36,571
Illinois Tool Works, Inc. (Machinery)	234		61,051
Illumina, Inc.* (Life Sciences Tools & Services)	136		19,449
Incyte Corp.* (Biotechnology)	161		9,462
Ingersoll Rand, Inc. (Machinery)	349		27,871
Insulet Corp.* (Health Care Equipment & Supplies)	61		11,643
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,630		156,380
Intercontinental Exchange, Inc. (Capital Markets)	493		62,774
International Business Machines Corp. (IT Services)	784		143,989
International Flavors & Fragrances, Inc. (Chemicals)	217		17,508
International Paper Co. (Containers & Packaging)	297		10,642
Intuit, Inc. (Software)	243		153,413
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	302		114,223
Invesco, Ltd. (Capital Markets)	386		6,110
Invitation Homes, Inc. (Residential REITs)	496		16,333
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	157		32,692
Iron Mountain, Inc. (Specialized REITs)	252		17,015
J.B. Hunt Transport Services, Inc. (Ground Transportation)	70		14,069
Jabil, Inc. (Electronic Equipment, Instruments & Components)	112		14,032
Jack Henry & Associates, Inc. (Financial Services)	63		10,447
Jacobs Solutions, Inc. (Professional Services)	109		14,690
Johnson & Johnson (Pharmaceuticals)	2,071		329,082
Johnson Controls International PLC (Building Products)	586		30,876
JPMorgan Chase & Co. (Banks)	2,489		433,983
Juniper Networks, Inc. (Communications Equipment)	275		10,164

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kellanova (Food Products)	228	$12,485
Kenvue, Inc. (Personal Care Products)	1,482	30,766
Keurig Dr Pepper, Inc. (Beverages)	869	27,321
KeyCorp (Banks)	804	11,682
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	151	23,142
Kimberly-Clark Corp. (Household Products)	290	35,081
Kimco Realty Corp. (Retail REITs)	581	11,736
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,664	28,155
KLA Corp. (Semiconductors & Semiconductor Equipment)	117	69,503
L3Harris Technologies, Inc. (Aerospace & Defense)	163	33,972
Laboratory Corp. of America Holdings (Health Care Providers & Services)	73	16,228
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	113	93,244
Lamb Weston Holding, Inc. (Food Products)	124	12,703
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	320	15,654
Leidos Holdings, Inc. (Professional Services)	118	13,035
Lennar Corp. - Class A (Household Durables)	214	32,068
Linde PLC (Chemicals)	418	169,218
Live Nation Entertainment, Inc.* (Entertainment)	123	10,929
LKQ Corp. (Distributors)	229	10,687
Lockheed Martin Corp. (Aerospace & Defense)	189	81,158
Loews Corp. (Insurance)	157	11,439
Lowe’s Cos., Inc. (Specialty Retail)	496	105,569
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	98	44,474
LyondellBasell Industries N.V. - Class A (Chemicals)	219	20,612
M&T Bank Corp. (Banks)	142	19,610
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	502	11,471
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	326	53,986
MarketAxess Holdings, Inc. (Capital Markets)	33	7,442
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	214	51,208
Marsh & McLennan Cos., Inc. (Insurance)	425	82,382
Martin Marietta Materials, Inc. (Construction Materials)	55	27,963
Masco Corp. (Building Products)	193	12,987
Mastercard, Inc. - Class A (Financial Services)	712	319,852
Match Group, Inc.* (Interactive Media & Services)	233	8,943
McCormick & Co., Inc. (Food Products)	216	14,723
McDonald’s Corp. (Hotels, Restaurants & Leisure)	625	182,950
McKesson Corp. (Health Care Providers & Services)	116	57,987
Medtronic PLC (Health Care Equipment & Supplies)	1,147	100,408
Merck & Co., Inc. (Pharmaceuticals)	2,181	263,421
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,911	745,557
MetLife, Inc. (Insurance)	536	37,156
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	19	22,747
MGM Resorts International (Hotels, Restaurants & Leisure)	234	10,149
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	465	39,609
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	946	81,120
Microsoft Corp. (Software)	6,399	2,544,114
Mid-America Apartment Communities, Inc. (Residential REITs)	100	12,638
Moderna, Inc.* (Biotechnology)	286	28,900
Mohawk Industries, Inc.* (Household Durables)	46	4,796
Molina Healthcare, Inc.* (Health Care Providers & Services)	50	17,822
Molson Coors Beverage Co. - Class B (Beverages)	158	9,763
Mondelez International, Inc. - Class A (Food Products)	1,172	88,216
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	25,314
Monster Beverage Corp.* (Beverages)	635	34,938
Moody’s Corp. (Capital Markets)	136	53,317
Morgan Stanley (Capital Markets)	1,087	94,830
Motorola Solutions, Inc. (Communications Equipment)	142	45,369
MSCI, Inc. (Capital Markets)	68	40,706
Nasdaq, Inc. (Capital Markets)	292	16,869
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	180	15,696
Netflix, Inc.* (Entertainment)	376	212,106
Newmont Corp. (Metals & Mining)	993	34,268
News Corp. - Class A (Media)	326	8,033
News Corp. - Class B (Media)	98	2,506
NextEra Energy, Inc. (Electric Utilities)	1,767	103,600
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,051	106,708
NiSource, Inc. (Multi-Utilities)	356	9,245
Nordson Corp. (Machinery)	47	11,831
Norfolk Southern Corp. (Ground Transportation)	194	45,637
Northern Trust Corp. (Capital Markets)	179	14,256
Northrop Grumman Corp. (Aerospace & Defense)	123	54,951
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	366	6,515
NRG Energy, Inc. (Electric Utilities)	196	10,396
Nucor Corp. (Metals & Mining)	212	39,629
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,127	1,308,680
NVR, Inc.* (Household Durables)	2	14,151
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	220	46,325
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	568	32,700
Old Dominion Freight Line, Inc. (Ground Transportation)	77	30,109

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Omnicom Group, Inc. (Media)	170	$15,365
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	370	26,318
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	501	34,193
Oracle Corp. (Software)	1,368	152,806
O’Reilly Automotive, Inc.* (Specialty Retail)	54	55,245
Otis Worldwide Corp. (Machinery)	351	31,042
PACCAR, Inc. (Machinery)	453	45,477
Packaging Corp. of America (Containers & Packaging)	77	12,773
Palo Alto Networks, Inc.* (Software)	268	90,721
Paramount Global - Class B (Media)	416	6,069
Parker-Hannifin Corp. (Machinery)	112	52,024
Paychex, Inc. (Professional Services)	276	33,597
Paycom Software, Inc. (Professional Services)	43	8,180
PayPal Holdings, Inc.* (Financial Services)	927	56,871
Pentair PLC (Machinery)	143	10,463
PepsiCo, Inc. (Beverages)	1,182	199,202
Pfizer, Inc. (Pharmaceuticals)	4,860	131,609
PG&E Corp. (Electric Utilities)	1,836	30,973
Philip Morris International, Inc. (Tobacco)	1,337	121,466
Phillips 66 (Oil, Gas & Consumable Fuels)	381	54,982
Pinnacle West Capital Corp. (Electric Utilities)	97	6,683
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	202	46,426
Pool Corp. (Distributors)	33	12,251
PPG Industries, Inc. (Chemicals)	203	28,631
PPL Corp. (Electric Utilities)	633	16,585
Principal Financial Group, Inc. (Insurance)	189	14,950
Prologis, Inc. (Industrial REITs)	797	100,972
Prudential Financial, Inc. (Insurance)	312	32,738
PTC, Inc.* (Software)	101	18,246
Public Service Enterprise Group, Inc. (Multi-Utilities)	428	24,820
Public Storage (Specialized REITs)	136	38,514
PulteGroup, Inc. (Household Durables)	186	19,448
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	82	8,179
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	958	142,273
Quanta Services, Inc. (Construction & Engineering)	126	24,450
Quest Diagnostics, Inc. (Health Care Providers & Services)	96	12,329
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	33	4,741
Raymond James Financial, Inc. (Capital Markets)	162	17,849
Realty Income Corp. (Retail REITs)	712	38,726
Regency Centers Corp. (Retail REITs)	142	8,899
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	91	85,793
Regions Financial Corp. (Banks)	800	14,936
Republic Services, Inc. (Commercial Services & Supplies)	178	30,459
ResMed, Inc. (Health Care Equipment & Supplies)	127	24,155
Revvity, Inc. (Life Sciences Tools & Services)	108	11,575
Robert Half, Inc. (Professional Services)	90	7,159
Rockwell Automation, Inc. (Electrical Equipment)	98	24,821
Rollins, Inc. (Commercial Services & Supplies)	244	10,568
Roper Technologies, Inc. (Software)	91	48,867
Ross Stores, Inc. (Specialty Retail)	290	40,681
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	203	25,883
RTX Corp. (Aerospace & Defense)	1,238	112,808
S&P Global, Inc. (Capital Markets)	279	125,091
Salesforce, Inc.* (Software)	836	234,991
SBA Communications Corp. (Specialized REITs)	94	21,043
Schlumberger N.V. (Energy Equipment & Services)	1,229	59,852
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	168	14,394
Sempra (Multi-Utilities)	542	38,786
ServiceNow, Inc.* (Software)	178	136,241
Simon Property Group, Inc. (Retail REITs)	281	38,949
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	137	14,311
Snap-on, Inc. (Machinery)	46	13,337
Southwest Airlines Co. (Passenger Airlines)	513	15,334
Stanley Black & Decker, Inc. (Machinery)	133	12,409
Starbucks Corp. (Hotels, Restaurants & Leisure)	982	91,355
State Street Corp. (Capital Markets)	266	19,649
Steel Dynamics, Inc. (Metals & Mining)	132	15,931
STERIS PLC (Health Care Equipment & Supplies)	82	17,954
Stryker Corp. (Health Care Equipment & Supplies)	290	97,289
Synchrony Financial (Consumer Finance)	357	13,877
Synopsys, Inc.* (Software)	132	70,402
Sysco Corp. (Consumer Staples Distribution & Retail)	434	35,124
T. Rowe Price Group, Inc. (Capital Markets)	193	20,931
Take-Two Interactive Software, Inc.* (Entertainment)	136	22,430
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	199	7,719
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	192	16,312
Target Corp. (Consumer Staples Distribution & Retail)	397	55,215
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	268	38,107
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	42	17,576
Teleflex, Inc. (Health Care Equipment & Supplies)	42	10,199
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	132	12,750
Tesla, Inc.* (Automobiles)	2,379	445,563
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	782	125,214
Textron, Inc. (Aerospace & Defense)	169	14,316
The AES Corp. (Independent Power and Renewable Electricity Producers)	576	9,608
The Allstate Corp. (Insurance)	224	34,776

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	664	$36,825
The Boeing Co.* (Aerospace & Defense)	489	103,199
The Charles Schwab Corp. (Capital Markets)	1,283	80,726
The Cigna Group (Health Care Providers & Services)	253	76,140
The Clorox Co. (Household Products)	109	15,832
The Coca-Cola Co. (Beverages)	3,350	199,293
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	16,040
The Estee Lauder Cos., Inc. (Personal Care Products)	201	26,530
The Goldman Sachs Group, Inc. (Capital Markets)	281	107,907
The Hartford Financial Services Group, Inc. (Insurance)	260	22,610
The Hershey Co. (Food Products)	130	25,160
The Home Depot, Inc. (Specialty Retail)	858	302,840
The Interpublic Group of Cos., Inc. (Media)	330	10,887
The JM Smucker Co. (Food Products)	90	11,840
The Kraft Heinz Co. (Food Products)	688	25,545
The Kroger Co. (Consumer Staples Distribution & Retail)	570	26,300
The Mosaic Co. (Chemicals)	283	8,691
The PNC Financial Services Group, Inc. (Banks)	344	52,016
The Procter & Gamble Co. (Household Products)	2,028	318,680
The Progressive Corp. (Insurance)	502	89,481
The Sherwin-Williams Co. (Chemicals)	203	61,789
The Southern Co. (Electric Utilities)	941	65,419
The TJX Cos., Inc. (Specialty Retail)	982	93,202
The Travelers Cos., Inc. (Insurance)	198	41,849
The Walt Disney Co. (Entertainment)	1,576	151,375
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,047	36,289
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	332	178,942
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	437	70,458
Tractor Supply Co. (Specialty Retail)	94	21,112
Trane Technologies PLC (Building Products)	198	49,906
TransDigm Group, Inc. (Aerospace & Defense)	47	51,356
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	215	10,935
Truist Financial Corp. (Banks)	1,149	42,582
Tyler Technologies, Inc.* (Software)	37	15,642
Tyson Foods, Inc. - Class A (Food Products)	247	13,526
U.S. Bancorp (Banks)	1,340	55,664
Uber Technologies, Inc.* (Ground Transportation)	1,772	115,658
UDR, Inc. (Residential REITs)	261	9,401
Ulta Beauty, Inc.* (Specialty Retail)	43	21,588
Union Pacific Corp. (Ground Transportation)	525	128,062
United Airlines Holdings, Inc.* (Passenger Airlines)	283	11,711
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	624	88,545
United Rentals, Inc. (Trading Companies & Distributors)	59	36,899
UnitedHealth Group, Inc. (Health Care Providers & Services)	797	407,857
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	55	8,735
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	292	40,559
Ventas, Inc. (Health Care REITs)	347	16,097
Veralto Corp. (Commercial Services & Supplies)	189	14,494
VeriSign, Inc.* (IT Services)	75	14,916
Verisk Analytics, Inc. (Professional Services)	124	29,950
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,617	153,180
Vertex Pharmaceuticals, Inc.* (Biotechnology)	220	95,344
VF Corp. (Textiles, Apparel & Luxury Goods)	284	4,675
Viatris, Inc. (Pharmaceuticals)	1,034	12,170
VICI Properties, Inc. (Specialized REITs)	893	26,897
Visa, Inc. - Class A (Financial Services)	1,374	375,459
Vulcan Materials Co. (Construction Materials)	116	26,217
W.R. Berkley Corp. (Insurance)	177	14,493
W.W. Grainger, Inc. (Trading Companies & Distributors)	39	34,930
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	616	13,903
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,230	203,258
Warner Bros. Discovery, Inc.* (Entertainment)	1,909	19,128
Waste Management, Inc. (Commercial Services & Supplies)	317	58,845
Waters Corp.* (Life Sciences Tools & Services)	50	15,886
WEC Energy Group, Inc. (Multi-Utilities)	273	22,047
Wells Fargo & Co. (Banks)	3,128	156,963
Welltower, Inc. (Health Care REITs)	478	41,352
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	64	23,874
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	279	15,973
Westinghouse Air Brake Technologies Corp. (Machinery)	151	19,867
Westrock Co. (Containers & Packaging)	220	8,857
Weyerhaeuser Co. (Specialized REITs)	630	20,645
Whirlpool Corp. (Household Durables)	47	5,147
Willis Towers Watson PLC (Insurance)	88	21,674
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	81	7,649
Xcel Energy, Inc. (Electric Utilities)	477	28,558
Xylem, Inc. (Machinery)	207	23,275
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	243	31,466
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	44	10,540
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	180	22,608
Zions Bancorp NA (Banks)	127	5,321

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Zoetis, Inc. (Pharmaceuticals)	394	73,997
TOTAL COMMON STOCKS (Cost $15,751,696)		35,015,486

Repurchase Agreements(a)(b)  (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.19%, dated 1/31/24, due 2/1/24, total to be received $15,211,183	$15,209,000	$15,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,209,000)		15,209,000
TOTAL INVESTMENT SECURITIES (Cost $30,960,696) - 98.0%		50,224,486
Net other assets (liabilities) - 2.0%		1,040,433
NET ASSETS - 100.0%		$51,264,919

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31,2024, the aggregate amount held in a segregated account was $1,409,000.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	3/18/24	$1,704,675	$85,806

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	5.93%	$13,933,666	$(222,079)
S&P 500	UBS AG	2/27/24	5.83%	600,861	(10,333)
				$14,534,527	$(232,412)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$545,808	1.1%
Air Freight & Logistics	160,889	0.3%
Automobile Components	26,889	0.1%
Automobiles	530,957	1.0%
Banks	1,141,915	2.2%
Beverages	513,201	1.0%
Biotechnology	729,062	1.4%
Broadline Retail	1,240,212	2.4%
Building Products	169,629	0.3%
Capital Markets	1,013,311	2.0%
Chemicals	532,067	1.0%
Commercial Services & Supplies	195,278	0.4%
Communications Equipment	296,614	0.6%
Construction & Engineering	24,450	NM
Construction Materials	54,180	0.1%
Consumer Finance	180,545	0.4%
Consumer Staples Distribution & Retail	647,846	1.3%
Containers & Packaging	73,092	0.1%
Distributors	40,187	0.1%
Diversified Telecommunication Services	262,027	0.5%
Electric Utilities	518,381	1.0%
Electrical Equipment	209,030	0.4%
Electronic Equipment, Instruments & Components	214,073	0.4%
Energy Equipment & Services	112,041	0.2%
Entertainment	444,997	0.9%
Financial Services	1,516,201	3.0%
Food Products	300,459	0.6%
Gas Utilities	14,470	NM
Ground Transportation	394,225	0.8%
Health Care Equipment & Supplies	921,353	1.8%
Health Care Providers & Services	975,539	1.9%
Health Care REITs	66,144	0.1%
Hotel & Resort REITs	11,667	NM
Hotels, Restaurants & Leisure	744,795	1.5%
Household Durables	128,658	0.3%
Household Products	450,460	0.9%
Independent Power and Renewable Electricity Producers	9,608	NM
Industrial Conglomerates	283,778	0.6%
Industrial REITs	100,972	0.2%
Insurance	753,669	1.5%
Interactive Media & Services	2,076,066	4.0%
IT Services	450,158	0.9%
Leisure Products	5,580	NM
Life Sciences Tools & Services	498,566	1.0%
Machinery	615,237	1.2%
Media	246,423	0.5%
Metals & Mining	138,846	0.3%
Multi-Utilities	218,699	0.4%
Office REITs	24,568	NM
Oil, Gas & Consumable Fuels	1,220,613	2.4%
Passenger Airlines	56,686	0.1%
Personal Care Products	57,296	0.1%
Pharmaceuticals	1,346,591	2.6%
Professional Services	249,770	0.5%
Real Estate Management & Development	51,915	0.1%
Residential REITs	100,103	0.2%
Retail REITs	104,821	0.2%
Semiconductors & Semiconductor Equipment	3,053,255	6.0%
Software	3,917,942	7.6%
Specialized REITs	372,457	0.7%
Specialty Retail	708,981	1.4%
Technology Hardware, Storage & Peripherals	2,404,781	4.7%
Textiles, Apparel & Luxury Goods	168,317	0.3%
Tobacco	182,569	0.4%
Trading Companies & Distributors	105,398	0.2%
Water Utilities	20,711	NM
Wireless Telecommunication Services	70,458	0.1%
Other **	16,249,433	31.7%
Total	$51,264,919	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (51.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	24	$250
1st Source Corp. (Banks)	15	784
23andMe Holding Co.* - Class A (Health Care Providers & Services)	275	201
2seventy bio, Inc.* (Biotechnology)	45	231
2U, Inc.* (Diversified Consumer Services)	73	62
374Water, Inc.* (Machinery)	56	67
3D Systems Corp.* (Machinery)	118	565
4D Molecular Therapeutics, Inc.* (Biotechnology)	36	621
5E Advanced Materials, Inc.* (Metals & Mining)	36	51
89bio, Inc.* (Biotechnology)	58	574
8x8, Inc.* (Software)	109	366
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	20	142
A10 Networks, Inc. (Software)	64	856
Aadi Bioscience, Inc.* (Biotechnology)	15	28
AAON, Inc. (Building Products)	61	4,280
AAR Corp.* (Aerospace & Defense)	31	1,885
Aaron’s Co., Inc. (The) (Specialty Retail)	27	278
Abercrombie & Fitch Co.* (Specialty Retail)	44	4,485
ABM Industries, Inc. (Commercial Services & Supplies)	60	2,447
Acacia Research Corp.* (Financial Services)	34	133
Academy Sports & Outdoors, Inc. (Specialty Retail)	65	4,077
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	110	2,850
Acadia Realty Trust (Retail REITs)	85	1,450
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	48	492
ACCO Brands Corp. (Commercial Services & Supplies)	84	511
Accolade, Inc.* (Health Care Providers & Services)	61	691
Accuray, Inc.* (Health Care Equipment & Supplies)	85	220
ACELYRIN, Inc.* (Biotechnology)	30	229
ACI Worldwide, Inc.* (Software)	98	2,947
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	63	73
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	44	758
ACNB Corp. (Banks)	8	312
Acrivon Therapeutics, Inc.* (Biotechnology)	8	29
Actinium Pharmaceuticals, Inc.* (Biotechnology)	25	135
Acushnet Holdings Corp. (Leisure Products)	28	1,773
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	115	1,492
AdaptHealth Corp.* (Health Care Providers & Services)	87	628
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	103	378
Addus HomeCare Corp.* (Health Care Providers & Services)	14	1,212
Adeia, Inc. (Software)	97	1,178
Adicet Bio, Inc.* (Biotechnology)	27	81
Adient PLC* (Automobile Components)	85	2,950
ADMA Biologics, Inc.* (Biotechnology)	193	1,002
Adtalem Global Education, Inc.* (Diversified Consumer Services)	36	1,817
ADTRAN Holdings, Inc. (Communications Equipment)	71	445
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	34	3,542
AdvanSix, Inc. (Chemicals)	24	609
Advantage Solutions, Inc.* (Media)	79	318
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	25	371
Aerovate Therapeutics, Inc.* (Biotechnology)	10	193
AeroVironment, Inc.* (Aerospace & Defense)	24	2,895
AerSale Corp.* (Aerospace & Defense)	23	214
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	73	62
AFC Gamma, Inc. (Mortgage REITs)	15	175
Agenus, Inc.* (Biotechnology)	345	230
Agiliti, Inc.* (Health Care Providers & Services)	27	191
Agilysys, Inc.* (Software)	18	1,507
Agios Pharmaceuticals, Inc.* (Biotechnology)	50	1,131
Air Transport Services Group, Inc.* (Air Freight & Logistics)	51	790
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	11	80
Akero Therapeutics, Inc.* (Biotechnology)	46	994
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	63	36
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	21	107
Alamo Group, Inc. (Machinery)	9	1,911
Alarm.com Holdings, Inc.* (Software)	43	2,615
Albany International Corp. (Machinery)	28	2,489
Aldeyra Therapeutics, Inc.* (Biotechnology)	42	131
Alector, Inc.* (Biotechnology)	57	340
Alerus Financial Corp. (Financial Services)	16	363
Alexander & Baldwin, Inc. (Diversified REITs)	66	1,143
Alexander’s, Inc. (Retail REITs)	2	440
Alico, Inc. (Food Products)	6	177
Alight, Inc.* - Class A (Professional Services)	375	3,345
Alignment Healthcare, Inc.* (Health Care Providers & Services)	77	516
Alkami Technology, Inc.* (Software)	36	886
Alkermes PLC* (Biotechnology)	150	4,057
Allakos, Inc.* (Biotechnology)	60	76
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	88	84
Allegiant Travel Co. (Passenger Airlines)	14	1,098
ALLETE, Inc. (Electric Utilities)	52	3,074
Allient, Inc. (Electrical Equipment)	12	334
Allogene Therapeutics, Inc.* (Biotechnology)	85	299
Allovir, Inc.* (Biotechnology)	46	33
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	21	539
Alpha Metallurgical Resources, Inc. (Metals & Mining)	10	3,992
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	83	1,335

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpine Immune Sciences, Inc.* (Biotechnology)	29	$772
Alpine Income Property Trust, Inc. (Diversified REITs)	11	171
Alta Equipment Group, Inc. (Trading Companies & Distributors)	21	225
Altair Engineering, Inc.* - Class A (Software)	49	4,166
AlTi Global, Inc.* (Capital Markets)	21	130
Altimmune, Inc.* (Biotechnology)	48	453
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	58	313
ALX Oncology Holdings, Inc.* (Biotechnology)	24	346
Amalgamated Financial Corp. (Banks)	16	425
A-Mark Precious Metals, Inc. (Financial Services)	17	458
Ambac Financial Group, Inc.* (Insurance)	40	650
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	34	1,787
AMC Networks, Inc.* - Class A (Media)	28	507
Amerant Bancorp, Inc. (Banks)	23	520
Ameresco, Inc.* - Class A (Construction & Engineering)	29	592
American Assets Trust, Inc. (Diversified REITs)	44	987
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	103	833
American Coastal Insurance Corp.* (Insurance)	18	208
American Eagle Outfitters, Inc. (Specialty Retail)	165	3,270
American Equity Investment Life Holding Co. (Insurance)	71	3,921
American National Bankshares, Inc. (Banks)	9	408
American Realty Investors, Inc.* (Real Estate Management & Development)	1	22
American Software, Inc. - Class A (Software)	29	329
American States Water Co. (Water Utilities)	34	2,536
American Vanguard Corp. (Chemicals)	24	262
American Well Corp.* - Class A (Health Care Technology)	225	236
American Woodmark Corp.* (Building Products)	15	1,369
America’s Car-Mart, Inc.* (Specialty Retail)	5	304
Ameris Bancorp (Banks)	60	2,978
AMERISAFE, Inc. (Insurance)	17	847
Ames National Corp. (Banks)	8	169
Amicus Therapeutics, Inc.* (Biotechnology)	257	3,195
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	102	3,229
AMMO, Inc.* (Leisure Products)	82	178
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	34	2,516
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	110	589
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	35	1,868
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	33	202
Amplitude, Inc.* - Class A (Software)	61	791
Amprius Technologies, Inc.* (Electrical Equipment)	5	20
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	46	736
AnaptysBio, Inc.* (Biotechnology)	17	401
Anavex Life Sciences Corp.*(a) (Biotechnology)	65	388
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	117
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	35	207
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	13	726
Anika Therapeutics, Inc.* (Biotechnology)	13	306
Annexon, Inc.* (Biotechnology)	41	170
Anterix, Inc.* (Diversified Telecommunication Services)	12	358
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	98	698
Apartment Investment and Management Co.* (Residential REITs)	132	981
API Group Corp.* (Construction & Engineering)	189	5,957
Apogee Enterprises, Inc. (Building Products)	20	1,056
Apogee Therapeutics, Inc.* (Biotechnology)	19	637
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	129	1,440
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	39	1,355
Appfolio, Inc.* - Class A (Software)	17	3,727
Appian Corp.* - Class A (Software)	37	1,207
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	195	3,131
Applied Digital Corp.* (IT Services)	74	380
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	35	6,175
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	167	2,221
Arbutus Biopharma Corp.* (Biotechnology)	115	273
Arcadium Lithium PLC* (Chemicals)	926	4,527
ArcBest Corp. (Ground Transportation)	22	2,621
Arcellx, Inc.* (Biotechnology)	35	2,164
Arch Resources, Inc. (Metals & Mining)	16	2,831
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	138	667
Archrock, Inc. (Energy Equipment & Services)	126	2,059
Arcosa, Inc. (Construction & Engineering)	44	3,444
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	21	692
Arcus Biosciences, Inc.* (Biotechnology)	49	742
Arcutis Biotherapeutics, Inc.* (Biotechnology)	72	423
Ardelyx, Inc.* (Biotechnology)	209	1,825
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	38	630
Ares Commercial Real Estate Corp. (Mortgage REITs)	47	447
Argan, Inc. (Construction & Engineering)	11	488
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	27	235
Arko Corp. (Specialty Retail)	74	577
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	81	719

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Armada Hoffler Properties, Inc. (Diversified REITs)	61	$730
ARMOUR Residential REIT, Inc. (Mortgage REITs)	45	857
Array Technologies, Inc.* (Electrical Equipment)	137	1,814
Arrow Financial Corp. (Banks)	13	327
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	105	3,371
ARS Pharmaceuticals, Inc.* (Biotechnology)	22	137
Artesian Resources Corp. - Class A (Water Utilities)	8	292
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	56	2,346
Artivion, Inc.* (Health Care Equipment & Supplies)	36	602
Arvinas, Inc.* (Pharmaceuticals)	44	1,826
Asana, Inc.* - Class A (Software)	74	1,289
Asbury Automotive Group, Inc.* (Specialty Retail)	19	3,972
ASGN, Inc.* (Professional Services)	43	3,991
Aspen Aerogels, Inc.* (Chemicals)	46	517
Assertio Holdings, Inc.* (Pharmaceuticals)	80	71
AssetMark Financial Holdings, Inc.* (Capital Markets)	20	613
Associated Banc-Corp. (Banks)	137	2,878
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	73	210
Astec Industries, Inc. (Machinery)	21	748
Astria Therapeutics, Inc.* (Biotechnology)	30	391
Astronics Corp.* (Aerospace & Defense)	24	406
Asure Software, Inc.* (Professional Services)	21	186
Atara Biotherapeutics, Inc.* (Biotechnology)	88	55
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	69	287
ATI, Inc.* (Metals & Mining)	117	4,782
Atkore, Inc.* (Electrical Equipment)	34	5,185
Atlanta Braves Holdings, Inc.* (Entertainment)	9	388
Atlanta Braves Holdings, Inc.* (Entertainment)	41	1,653
Atlantic Union Bankshares Corp. (Banks)	68	2,323
Atlanticus Holdings Corp.* (Consumer Finance)	4	139
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	16	278
Atmus Filtration Technologies, Inc.* (Automobile Components)	15	335
ATN International, Inc. (Diversified Telecommunication Services)	10	369
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	20	157
AtriCure, Inc.* (Health Care Equipment & Supplies)	42	1,431
Atrion Corp. (Health Care Equipment & Supplies)	1	340
Aura Biosciences, Inc.* (Biotechnology)	25	193
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	123	927
Aurora Innovation, Inc.* (Software)	306	915
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	42	806
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	46	106
AvePoint, Inc.* (Software)	134	1,032
Aviat Networks, Inc.* (Communications Equipment)	10	298
Avid Bioservices, Inc.* (Biotechnology)	56	379
Avidity Biosciences, Inc.* (Biotechnology)	67	819
AvidXchange Holdings, Inc.* (Financial Services)	135	1,480
Avient Corp. (Chemicals)	82	2,969
Avista Corp. (Multi-Utilities)	69	2,347
Avita Medical, Inc.* (Biotechnology)	23	385
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,902
Axogen, Inc.* (Health Care Equipment & Supplies)	37	358
Axonics, Inc.* (Health Care Equipment & Supplies)	45	3,055
Axos Financial, Inc.* (Banks)	50	2,772
Axsome Therapeutics, Inc.* (Pharmaceuticals)	32	2,880
AZZ, Inc. (Building Products)	22	1,374
B Riley Financial, Inc.(a) (Capital Markets)	18	422
B&G Foods, Inc. (Food Products)	64	644
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	53	70
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	27	3,888
Bakkt Holdings, Inc.* (Capital Markets)	64	88
Balchem Corp. (Chemicals)	29	4,065
Bally’s Corp.* (Hotels, Restaurants & Leisure)	27	304
Banc of California, Inc. (Banks)	119	1,640
BancFirst Corp. (Banks)	20	1,770
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	25	601
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	21	291
Bank First Corp. (Banks)	8	676
Bank of Hawaii Corp. (Banks)	36	2,276
Bank of Marin Bancorp (Banks)	14	274
Bank7 Corp. (Banks)	3	84
BankUnited, Inc. (Banks)	67	1,893
Bankwell Financial Group, Inc. (Banks)	5	139
Banner Corp. (Banks)	31	1,444
Bar Harbor Bankshares (Banks)	14	368
BARK, Inc.* (Specialty Retail)	121	125
Barnes Group, Inc. (Machinery)	44	1,457
Barrett Business Services, Inc. (Professional Services)	6	674
BayCom Corp. (Banks)	10	204
BCB Bancorp, Inc. (Banks)	14	174
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	57	4,725
Beam Therapeutics, Inc.* (Biotechnology)	66	1,610
Beazer Homes USA, Inc.* (Household Durables)	27	857
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	9	602
Belden, Inc. (Electronic Equipment, Instruments & Components)	38	2,819
BellRing Brands, Inc.* (Personal Care Products)	119	6,577

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	32		$868
Benson Hill, Inc.* (Food Products)	157		27
Berkshire Hills Bancorp, Inc. (Banks)	39		936
Berry Corp. (Oil, Gas & Consumable Fuels)	68		456
Beyond Air, Inc.* (Health Care Equipment & Supplies)	24		40
Beyond Meat, Inc.* (Food Products)	54		357
Beyond, Inc.* (Specialty Retail)	41		902
BGC Group, Inc. - Class A (Capital Markets)	324		2,287
Big 5 Sporting Goods Corp. (Specialty Retail)	19		96
Big Lots, Inc. (Broadline Retail)	26		149
BigBear.ai Holdings, Inc.* (IT Services)	26		42
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	61		499
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1		155
BioAtla, Inc.* (Biotechnology)	40		77
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	171		906
Biohaven, Ltd.* (Biotechnology)	62		2,758
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	31		527
Biomea Fusion, Inc.* (Biotechnology)	18		325
Biote Corp.* - Class A (Pharmaceuticals)	13		49
BioVie, Inc.* (Biotechnology)	11		11
Bioxcel Therapeutics, Inc.* (Biotechnology)	18		58
Bit Digital, Inc.* (Software)	80		211
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	21		727
Black Hills Corp. (Multi-Utilities)	61		3,157
Blackbaud, Inc.* (Software)	39		3,156
BlackLine, Inc.* (Software)	52		3,051
BlackSky Technology, Inc.* (Professional Services)	108		137
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	156		3,078
Blade Air Mobility, Inc.* (Passenger Airlines)	54		161
Blink Charging Co.* (Electrical Equipment)	49		118
Bloom Energy Corp.* - Class A (Electrical Equipment)	174		1,970
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	79		2,103
Blue Bird Corp.* (Machinery)	23		670
Blue Foundry Bancorp* (Banks)	20		191
Blue Ridge Bankshares, Inc. (Banks)	16		40
Bluebird Bio, Inc.* (Biotechnology)	97		99
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8		923
Blueprint Medicines Corp.* (Biotechnology)	55		4,373
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	36		4,876
Boot Barn Holdings, Inc.* (Specialty Retail)	27		1,937
Borr Drilling, Ltd. (Energy Equipment & Services)	199		1,224
Boston Omaha Corp.* - Class A (Media)	21		325
Bowlero Corp.*(a) - Class A (Hotels, Restaurants & Leisure)	15		162
Bowman Consulting Group, Ltd.* (Construction & Engineering)	10		314
Box, Inc.* - Class A (Software)	128		3,325
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	59		135
Brandywine Realty Trust (Office REITs)	154		730
Braze, Inc.* - Class A (Software)	47		2,540
BRC, Inc.* - Class A (Food Products)	35		132
Bread Financial Holdings, Inc. (Consumer Finance)	45		1,632
Bridgebio Pharma, Inc.* (Biotechnology)	104		3,566
Bridgewater Bancshares, Inc.* (Banks)	19		238
Bright Green Corp.* (Pharmaceuticals)	56		11
Brightcove, Inc.* (IT Services)	39		89
Brightsphere Investment Group, Inc. (Capital Markets)	29		641
BrightSpire Capital, Inc. (Mortgage REITs)	117		837
BrightView Holdings, Inc.* (Commercial Services & Supplies)	37		330
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	40		1,712
Bristow Group, Inc.* (Energy Equipment & Services)	21		554
Broadstone Net Lease, Inc. (Diversified REITs)	170		2,732
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	169		924
Brookfield Business Corp. - Class A (Industrial Conglomerates)	24		551
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	109		3,817
Brookline Bancorp, Inc. (Banks)	79		855
BRP Group, Inc.* - Class A (Insurance)	55		1,234
BRT Apartments Corp. (Residential REITs)	11		185
Build-A-Bear Workshop, Inc. (Specialty Retail)	12		270
Bumble, Inc.* - Class A (Interactive Media & Services)	92		1,262
Burke & Herbert Financial Services Corp. (Banks)	6		350
Business First Bancshares, Inc. (Banks)	22		496
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	128		115
Byline Bancorp, Inc. (Banks)	22		480
C&F Financial Corp. (Banks)	3		167
C3.ai, Inc.*(a) - Class A (Software)	74		1,834
Cabaletta Bio, Inc.* (Biotechnology)	31		635
Cabot Corp. (Chemicals)	50		3,605
Cactus, Inc. - Class A (Energy Equipment & Services)	59		2,504
Cadence Bank (Banks)	165		4,393
Cadiz, Inc.* (Water Utilities)	37		100
Cadre Holdings, Inc. (Aerospace & Defense)	18		612
Calavo Growers, Inc. (Food Products)	16		417
Caledonia Mining Corp. PLC (Metals & Mining)	15		161
Caleres, Inc. (Specialty Retail)	31		972
California Resources Corp. (Oil, Gas & Consumable Fuels)	63		3,004
California Water Service Group (Water Utilities)	52		2,354
Calix, Inc.* (Communications Equipment)	53		1,759
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	55		1,767

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cal-Maine Foods, Inc. (Food Products)	37	$2,051
Cambium Networks Corp.* (Communications Equipment)	11	47
Cambridge Bancorp (Banks)	7	480
Camden National Corp. (Banks)	13	468
Camping World Holdings, Inc. - Class A (Specialty Retail)	38	944
Cannae Holdings, Inc.* (Financial Services)	62	1,256
Cano Health, Inc.* (Health Care Providers & Services)	2	5
Cantaloupe, Inc.* (Financial Services)	52	354
Capital Bancorp, Inc. (Banks)	9	196
Capital City Bank Group, Inc. (Banks)	12	343
Capitol Federal Financial, Inc. (Banks)	116	735
Capstar Financial Holdings, Inc. (Banks)	17	309
Cara Therapeutics, Inc.* (Pharmaceuticals)	42	24
Cardlytics, Inc.* (Media)	33	252
CareDx, Inc.* (Biotechnology)	47	402
CareMax, Inc.* (Health Care Providers & Services)	68	23
CareTrust REIT, Inc. (Health Care REITs)	91	1,904
Cargurus, Inc.* (Interactive Media & Services)	89	2,068
Caribou Biosciences, Inc.* (Biotechnology)	74	454
Carisma Therapeutics, Inc. (Biotechnology)	24	50
CarParts.com, Inc.* (Specialty Retail)	49	132
Carpenter Technology Corp. (Metals & Mining)	44	2,710
Carriage Services, Inc. (Diversified Consumer Services)	12	297
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	33	310
Cars.com, Inc.* (Interactive Media & Services)	60	1,046
Carter Bankshares, Inc.* (Banks)	21	304
Cartesian Therapeutics, Inc.* (Biotechnology)	106	76
Carvana Co.* (Specialty Retail)	87	3,746
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	51	4,353
Cass Information Systems, Inc. (Financial Services)	12	518
Cassava Sciences, Inc.* (Pharmaceuticals)	36	862
Castle Biosciences, Inc.* (Health Care Providers & Services)	22	508
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	91	1,310
Cathay General Bancorp (Banks)	63	2,594
Cavco Industries, Inc.* (Household Durables)	8	2,655
CBIZ, Inc.* (Professional Services)	43	2,737
CBL & Associates Properties, Inc. (Retail REITs)	24	561
CECO Environmental Corp.* (Commercial Services & Supplies)	27	522
Celcuity, Inc.* (Biotechnology)	16	242
Celldex Therapeutics, Inc.* (Biotechnology)	42	1,479
Centerspace (Residential REITs)	14	767
Central Garden & Pet Co.* (Household Products)	9	422
Central Garden & Pet Co.* - Class A (Household Products)	36	1,486
Central Pacific Financial Corp. (Banks)	24	462
Central Valley Community Bancorp (Banks)	9	175
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	11	552
Century Aluminum Co.* (Metals & Mining)	48	535
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	25	87
Century Communities, Inc. (Household Durables)	26	2,254
Century Therapeutics, Inc.* (Biotechnology)	21	90
Cerence, Inc.* (Software)	37	741
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	63	2,640
Cerus Corp.* (Health Care Equipment & Supplies)	161	291
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	21	403
ChampionX Corp. (Energy Equipment & Services)	177	4,852
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	123	17
Chart Industries, Inc.* (Machinery)	39	4,551
Chatham Lodging Trust (Hotel & Resort REITs)	44	462
Chegg, Inc.* (Diversified Consumer Services)	103	1,015
Chemung Financial Corp. (Banks)	3	140
Chesapeake Utilities Corp. (Gas Utilities)	19	1,924
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	15	238
Chimera Investment Corp. (Mortgage REITs)	206	989
ChoiceOne Financial Services, Inc. (Banks)	6	160
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	38	5,842
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	541
Cimpress PLC* (Commercial Services & Supplies)	16	1,204
Cinemark Holdings, Inc.* (Entertainment)	100	1,383
Cipher Mining, Inc.* (Software)	38	116
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	111	69
Citizens & Northern Corp. (Banks)	14	284
Citizens Financial Services, Inc. (Banks)	3	176
City Holding Co. (Banks)	13	1,329
City Office REIT, Inc. (Office REITs)	35	184
Civista Bancshares, Inc. (Banks)	14	239
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	73	4,731
Claros Mortgage Trust, Inc. (Mortgage REITs)	82	963
Clarus Corp. (Leisure Products)	26	154
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	154	454
Cleanspark, Inc.* (Software)	136	1,095
Clear Channel Outdoor Holdings, Inc.* (Media)	339	583
Clear Secure, Inc. - Class A (Software)	74	1,408
Clearfield, Inc.* (Communications Equipment)	12	302
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	21	146

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Clearwater Paper Corp.* (Paper & Forest Products)	15	$495
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	4	221
Clipper Realty, Inc. (Residential REITs)	10	51
CNB Financial Corp. (Banks)	19	406
CNO Financial Group, Inc. (Insurance)	101	2,745
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	142	2,868
Coastal Financial Corp.* (Banks)	10	399
Coca-Cola Consolidated, Inc. (Beverages)	4	3,447
Codexis, Inc.* (Life Sciences Tools & Services)	63	166
Codorus Valley Bancorp, Inc. (Banks)	8	189
Coeur Mining, Inc.* (Metals & Mining)	300	807
Cogent Biosciences, Inc.* (Biotechnology)	75	332
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	40	3,087
Cohen & Steers, Inc. (Capital Markets)	24	1,690
Coherus Biosciences, Inc.* (Biotechnology)	90	194
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,338
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	31	1,022
Colony Bankcorp, Inc. (Banks)	15	183
Columbia Financial, Inc.* (Banks)	27	485
Columbus McKinnon Corp. (Machinery)	26	1,016
Comfort Systems USA, Inc. (Construction & Engineering)	32	6,960
Commercial Metals Co. (Metals & Mining)	106	5,536
Commercial Vehicle Group, Inc.* (Machinery)	29	188
CommScope Holding Co., Inc.* (Communications Equipment)	190	441
Community Bank System, Inc. (Banks)	48	2,197
Community Health Systems, Inc.* (Health Care Providers & Services)	114	418
Community Healthcare Trust, Inc. (Health Care REITs)	24	614
Community Trust Bancorp, Inc. (Banks)	14	581
CommVault Systems, Inc.* (Software)	40	3,667
Compass Diversified Holdings (Financial Services)	57	1,259
Compass Minerals International, Inc. (Metals & Mining)	31	697
Compass Therapeutics, Inc.* (Biotechnology)	83	108
Compass, Inc.* - Class A (Real Estate Management & Development)	258	888
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	15	76
Computer Programs and Systems, Inc.* (Health Care Technology)	13	132
CompX International, Inc. (Commercial Services & Supplies)	1	24
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	83	648
Comtech Telecommunications Corp.* (Communications Equipment)	25	158
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	23	178
Conduent, Inc.* (Professional Services)	156	562
CONMED Corp. (Health Care Equipment & Supplies)	28	2,677
ConnectOne Bancorp, Inc. (Banks)	33	754
Consensus Cloud Solutions, Inc.* (Software)	18	391
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	28	2,649
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	69	299
Consolidated Water Co., Ltd. (Water Utilities)	14	447
Constellium SE* (Metals & Mining)	117	2,194
Construction Partners, Inc.* - Class A (Construction & Engineering)	36	1,638
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	73
Contango ORE, Inc.* (Metals & Mining)	7	115
ContextLogic, Inc.* - Class A (Broadline Retail)	20	87
Cooper-Standard Holdings, Inc.* (Automobile Components)	15	264
COPT Defense Properties (Office REITs)	102	2,403
Corcept Therapeutics, Inc.* (Pharmaceuticals)	73	1,540
Core Laboratories, Inc. (Energy Equipment & Services)	42	662
Core Molding Technologies, Inc.* (Chemicals)	7	121
CoreCard Corp.* (Software)	7	85
CoreCivic, Inc.* (Commercial Services & Supplies)	103	1,465
CorMedix, Inc.* (Pharmaceuticals)	50	148
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	33	420
CorVel Corp.* (Health Care Providers & Services)	8	1,883
Costamare, Inc. (Marine Transportation)	42	450
Couchbase, Inc.* (IT Services)	31	775
Coursera, Inc.* (Diversified Consumer Services)	118	2,259
Covenant Logistics Group, Inc. (Ground Transportation)	8	387
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	4	73
CRA International, Inc. (Professional Services)	6	643
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	20	1,547
Crawford & Co. - Class A (Insurance)	13	158
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	104	2,133
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	70	774
Cricut, Inc. - Class A (Household Durables)	43	225
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	59	2,152
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	31	659
CrossFirst Bankshares, Inc.* (Banks)	41	579
CryoPort, Inc.* (Life Sciences Tools & Services)	39	566
CS Disco, Inc.* (Software)	20	164
CSG Systems International, Inc. (Professional Services)	29	1,459

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CSW Industrials, Inc. (Building Products)	14	$2,962
CTO Realty Growth, Inc. (Diversified REITs)	20	331
CTS Corp. (Electronic Equipment, Instruments & Components)	28	1,150
Cue Biopharma, Inc.* (Biotechnology)	33	87
Cullinan Oncology, Inc.* (Biotechnology)	23	348
Cushman & Wakefield PLC* (Real Estate Management & Development)	150	1,578
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	51	334
Customers Bancorp, Inc.* (Banks)	26	1,389
Cutera, Inc.* (Health Care Equipment & Supplies)	17	45
CVB Financial Corp. (Banks)	120	2,012
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	27	911
CVRx, Inc.* (Health Care Equipment & Supplies)	10	251
CXApp, Inc.* (IT Services)	2	2
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	102	2,398
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	110	830
Cytokinetics, Inc.* (Biotechnology)	84	6,562
Daily Journal Corp.* (Media)	1	321
Dakota Gold Corp.* (Metals & Mining)	51	107
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	34	258
Dana, Inc. (Automobile Components)	118	1,600
Danimer Scientific, Inc.* (Chemicals)	79	50
Daseke, Inc.* (Ground Transportation)	37	301
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	33	1,766
Day One Biopharmaceuticals, Inc.* (Biotechnology)	57	858
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	48	687
Definitive Healthcare Corp.* (Health Care Technology)	42	357
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	58	1,568
Deluxe Corp. (Commercial Services & Supplies)	39	737
Denali Therapeutics, Inc.* (Biotechnology)	107	1,713
Denny’s Corp.* (Hotels, Restaurants & Leisure)	46	489
Design Therapeutics, Inc.* (Biotechnology)	30	71
Designer Brands, Inc. - Class A (Specialty Retail)	39	334
Desktop Metal, Inc.*(a) - Class A (Machinery)	254	165
Destination XL Group, Inc.* (Specialty Retail)	51	218
DHI Group, Inc.* (Interactive Media & Services)	39	89
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	124	1,379
Diamond Hill Investment Group, Inc. (Capital Markets)	2	319
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	92	1,122
DiamondRock Hospitality Co. (Hotel & Resort REITs)	190	1,737
Digi International, Inc.* (Communications Equipment)	32	778
Digimarc Corp.* (Software)	13	460
Digital Turbine, Inc.* (Software)	87	469
DigitalBridge Group, Inc. (Real Estate Management & Development)	146	2,866
DigitalOcean Holdings, Inc.* (IT Services)	57	1,922
Dillard’s, Inc. - Class A (Broadline Retail)	3	1,163
Dime Community Bancshares, Inc. (Banks)	32	730
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	653
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	41	2,760
Disc Medicine, Inc.* (Biotechnology)	8	526
Distribution Solutions Group, Inc.* (Building Products)	9	287
Diversified Healthcare Trust (Health Care REITs)	216	620
DMC Global, Inc.* (Energy Equipment & Services)	18	306
DNOW, Inc.* (Trading Companies & Distributors)	96	969
DocGo, Inc.* (Health Care Providers & Services)	70	259
Dole PLC (Food Products)	65	734
Domo, Inc.* - Class B (Software)	29	315
Donegal Group, Inc. - Class A (Insurance)	14	210
Donnelley Financial Solutions, Inc.* (Capital Markets)	22	1,367
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	31	1,161
Dorman Products, Inc.* (Automobile Components)	24	1,954
Douglas Dynamics, Inc. (Machinery)	20	503
Douglas Elliman, Inc. (Real Estate Management & Development)	73	158
Douglas Emmett, Inc. (Office REITs)	146	1,978
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	26	12
Dream Finders Homes, Inc.* - Class A (Household Durables)	22	723
Dril-Quip, Inc.* (Energy Equipment & Services)	31	622
Ducommun, Inc.* (Aerospace & Defense)	12	592
Duluth Holdings, Inc.* - Class B (Specialty Retail)	12	59
Duolingo, Inc.* (Diversified Consumer Services)	26	4,651
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	387
Dycom Industries, Inc.* (Construction & Engineering)	26	2,904
Dynavax Technologies Corp.* (Biotechnology)	117	1,512
Dyne Therapeutics, Inc.* (Biotechnology)	40	856
Dynex Capital, Inc. (Mortgage REITs)	51	624
DZS, Inc.* (Communications Equipment)	20	31
E2open Parent Holdings, Inc.* (Software)	154	579
Eagle Bancorp, Inc. (Banks)	27	669
Eagle Bulk Shipping, Inc. (Marine Transportation)	8	441
Eagle Pharmaceuticals, Inc.* (Biotechnology)	9	53
Easterly Government Properties, Inc. (Office REITs)	87	1,068
Eastern Bankshares, Inc. (Banks)	140	1,954

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	52	$179
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	110	1,473
Ecovyst, Inc.* (Chemicals)	84	778
Edgewell Personal Care Co. (Personal Care Products)	46	1,704
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	39	695
Editas Medicine, Inc.* (Biotechnology)	74	520
eGain Corp.* (Software)	19	143
eHealth, Inc.* (Insurance)	25	170
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	25	232
elf Beauty, Inc.* (Personal Care Products)	49	7,817
Ellington Financial, Inc. (Mortgage REITs)	68	830
Elme Communities (Residential REITs)	80	1,158
Embecta Corp. (Health Care Equipment & Supplies)	52	891
Emerald Holding, Inc.* (Media)	14	86
Emergent BioSolutions, Inc.* (Biotechnology)	47	78
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	12	80
Empire State Realty Trust, Inc. (Diversified REITs)	120	1,142
Employers Holdings, Inc. (Insurance)	23	960
Enact Holdings, Inc. (Financial Services)	27	769
Enanta Pharmaceuticals, Inc.* (Biotechnology)	18	219
Encore Capital Group, Inc.* (Consumer Finance)	21	1,052
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	133	613
Encore Wire Corp. (Electrical Equipment)	14	3,157
Energizer Holdings, Inc. (Household Products)	65	2,055
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	142	1,072
Energy Recovery, Inc.* (Machinery)	50	776
Energy Vault Holdings, Inc.* (Electrical Equipment)	90	137
Enerpac Tool Group Corp. (Machinery)	49	1,530
EnerSys (Electrical Equipment)	37	3,536
Enfusion, Inc.* - Class A (Software)	34	269
Enhabit, Inc.* (Health Care Providers & Services)	46	464
Enliven Therapeutics, Inc.* (Pharmaceuticals)	21	330
Ennis, Inc. (Commercial Services & Supplies)	23	469
Enova International, Inc.* (Consumer Finance)	26	1,415
Enovix Corp.* (Electrical Equipment)	125	1,164
Enpro, Inc. (Machinery)	19	2,838
Enstar Group, Ltd.* (Insurance)	11	2,936
Enterprise Bancorp, Inc. (Banks)	9	256
Enterprise Financial Services Corp. (Banks)	33	1,374
Entrada Therapeutics, Inc.* (Biotechnology)	19	277
Entravision Communications Corp. - Class A (Media)	54	218
Envela Corp.* (Specialty Retail)	7	30
Envestnet, Inc.* (Software)	45	2,300
Enviri Corp.* (Commercial Services & Supplies)	71	611
Enviva, Inc. (Oil, Gas & Consumable Fuels)	28	12
Eos Energy Enterprises, Inc.* (Electrical Equipment)	97	108
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	24	1,813
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	395	4,025
Equity Bancshares, Inc. - Class A (Banks)	13	427
Equity Commonwealth (Office REITs)	92	1,758
Erasca, Inc.* (Biotechnology)	73	122
Escalade, Inc. (Leisure Products)	9	145
ESCO Technologies, Inc. (Machinery)	23	2,343
Esquire Financial Holdings, Inc. (Banks)	6	299
ESS Tech, Inc.* (Electrical Equipment)	83	85
ESSA Bancorp, Inc. (Banks)	8	152
Essent Group, Ltd. (Financial Services)	95	5,241
Essential Properties Realty Trust, Inc. (Diversified REITs)	141	3,511
Ethan Allen Interiors, Inc. (Household Durables)	21	612
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	31	460
Evans Bancorp, Inc. (Banks)	5	147
Eve Holding, Inc.* (Aerospace & Defense)	16	99
Eventbrite, Inc.* - Class A (Interactive Media & Services)	70	586
Everbridge, Inc.* (Software)	37	827
EverCommerce, Inc.* (Software)	21	205
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	76	791
EverQuote, Inc.* - Class A (Interactive Media & Services)	19	240
EVERTEC, Inc. (Financial Services)	59	2,369
EVgo, Inc.* (Specialty Retail)	94	215
EVI Industries, Inc. (Trading Companies & Distributors)	4	92
Evolent Health, Inc.* - Class A (Health Care Technology)	100	2,941
Evolus, Inc.* (Pharmaceuticals)	37	470
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	28	157
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	103	450
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	245
ExlService Holdings, Inc.* (Professional Services)	146	4,566
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	65	805
Expensify, Inc.* - Class A (Software)	50	81
Exponent, Inc. (Professional Services)	46	4,057
Expro Group Holdings N.V.* (Energy Equipment & Services)	81	1,426
Extreme Networks, Inc.* (Communications Equipment)	114	1,540
Eyenovia, Inc.* (Pharmaceuticals)	27	49
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	24	646
F&G Annuities & Life, Inc. (Insurance)	17	762
Fabrinet* (Electronic Equipment, Instruments & Components)	33	7,045

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Farmers & Merchants Bancorp, Inc. (Banks)	12	$271
Farmers National Banc Corp. (Banks)	33	453
Farmland Partners, Inc. (Specialized REITs)	40	449
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	17	385
Fastly, Inc.* - Class A (IT Services)	109	2,194
Fate Therapeutics, Inc.* (Biotechnology)	77	474
FB Financial Corp. (Banks)	32	1,192
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	8	1,490
Federal Signal Corp. (Machinery)	54	4,156
Fennec Pharmaceuticals, Inc.* (Biotechnology)	16	160
FibroGen, Inc.* (Biotechnology)	84	161
Fidelis Insurance Holdings, Ltd.* (Insurance)	14	182
Fidelity D&D Bancorp, Inc. (Banks)	4	199
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	116	668
Finance Of America Cos., Inc.* - Class A (Financial Services)	48	40
Financial Institutions, Inc. (Banks)	14	293
First Advantage Corp. (Professional Services)	49	802
First Bancorp (Banks)	36	1,244
First Bancorp (Banks)	156	2,602
First Bank (Banks)	18	247
First Busey Corp. (Banks)	47	1,106
First Business Financial Services, Inc. (Banks)	7	257
First Commonwealth Financial Corp. (Banks)	93	1,303
First Community Bankshares, Inc. (Banks)	16	548
First Community Corp. (Banks)	7	131
First Financial Bancorp (Banks)	85	1,906
First Financial Bankshares, Inc. (Banks)	118	3,685
First Financial Corp. (Banks)	10	394
First Foundation, Inc. (Banks)	46	438
First Interstate BancSystem, Inc. - Class A (Banks)	75	2,064
First Merchants Corp. (Banks)	54	1,826
First Mid Bancshares, Inc. (Banks)	20	629
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	20	429
First Western Financial, Inc.* (Banks)	7	119
FirstCash Holdings, Inc. (Consumer Finance)	34	3,902
FiscalNote Holdings, Inc.* (Professional Services)	54	67
Fisker, Inc.*(a) (Automobiles)	189	152
Five Star Bancorp (Banks)	12	286
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	27	809
Fluence Energy, Inc.* (Electrical Equipment)	53	1,053
Fluor Corp.* (Construction & Engineering)	129	4,865
Flushing Financial Corp. (Banks)	25	401
Flywire Corp.* (Financial Services)	96	2,052
Foghorn Therapeutics, Inc.* (Biotechnology)	18	57
Foot Locker, Inc. (Specialty Retail)	74	2,084
Forafric Global PLC* (Food Products)	5	52
Forestar Group, Inc.* (Real Estate Management & Development)	17	531
Forge Global Holdings, Inc.* (Capital Markets)	99	190
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	70	2,714
Forrester Research, Inc.* (Professional Services)	11	280
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	9	177
Forward Air Corp. (Air Freight & Logistics)	23	1,020
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	44	51
Four Corners Property Trust, Inc. (Specialized REITs)	82	1,919
Fox Factory Holding Corp.* (Automobile Components)	39	2,459
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	75	962
Franklin Covey Co.* (Professional Services)	11	445
Franklin Electric Co., Inc. (Machinery)	42	3,959
Fresh Del Monte Produce, Inc. (Food Products)	31	762
Freshworks, Inc.* - Class A (Software)	147	3,263
Frontdoor, Inc.* (Diversified Consumer Services)	73	2,391
Frontier Group Holdings, Inc.* (Passenger Airlines)	35	170
FRP Holdings, Inc.* (Real Estate Management & Development)	6	349
FS Bancorp, Inc. (Banks)	6	221
FTAI Aviation, Ltd. (Trading Companies & Distributors)	90	4,856
FTAI Infrastructure, Inc. (Ground Transportation)	90	383
FTC Solar, Inc.* (Electrical Equipment)	61	31
fuboTV, Inc.* (Interactive Media & Services)	256	637
FuelCell Energy, Inc.* (Electrical Equipment)	412	494
Fulgent Genetics, Inc.* (Health Care Providers & Services)	19	467
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	30	142
Fulton Financial Corp. (Banks)	146	2,276
Funko, Inc.* - Class A (Leisure Products)	32	226
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	24	137
FVCBankcorp, Inc.* (Banks)	15	184
Gambling.com Group, Ltd.* (Media)	14	128
Gannett Co., Inc.* (Media)	131	324
GATX Corp. (Trading Companies & Distributors)	32	3,925
GCM Grosvenor, Inc. - Class A (Capital Markets)	38	330
Genco Shipping & Trading, Ltd. (Marine Transportation)	38	667
Gencor Industries, Inc.* (Machinery)	10	156
Genelux Corp.* (Biotechnology)	17	180
Generation Bio Co.* (Biotechnology)	41	77
Genesco, Inc.* (Specialty Retail)	10	278
Genie Energy, Ltd. - Class B (Electric Utilities)	18	335
Gentherm, Inc.* (Automobile Components)	30	1,445
Genworth Financial, Inc.* (Insurance)	418	2,579
German American Bancorp, Inc. (Banks)	25	828
Geron Corp.* (Biotechnology)	464	854
Getty Realty Corp. (Retail REITs)	43	1,189

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	209	$195
Gibraltar Industries, Inc.* (Building Products)	28	2,266
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	37	1,113
Glacier Bancorp, Inc. (Banks)	101	3,905
Gladstone Commercial Corp. (Diversified REITs)	36	462
Gladstone Land Corp. (Specialized REITs)	30	425
Glatfelter Corp.* (Paper & Forest Products)	40	58
Glaukos Corp.* (Health Care Equipment & Supplies)	43	3,828
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	29	168
Global Industrial Co. (Trading Companies & Distributors)	12	510
Global Medical REIT, Inc. (Health Care REITs)	55	556
Global Net Lease, Inc. (Diversified REITs)	176	1,487
Global Water Resources, Inc. (Water Utilities)	10	120
Globalstar, Inc.* (Diversified Telecommunication Services)	634	1,008
GMS, Inc.* (Trading Companies & Distributors)	37	3,114
Gogo, Inc.* (Wireless Telecommunication Services)	60	531
GoHealth, Inc.* - Class A (Insurance)	4	47
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	91	1,985
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	18	691
Golden Ocean Group, Ltd. (Marine Transportation)	111	1,173
Goosehead Insurance, Inc.* - Class A (Insurance)	20	1,544
GoPro, Inc.* - Class A (Household Durables)	114	340
GrafTech International, Ltd. (Electrical Equipment)	175	233
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	2,161
Granite Construction, Inc. (Construction & Engineering)	40	1,804
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	46	258
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	31	170
Graphite Bio, Inc.* (Biotechnology)	25	68
Gray Television, Inc. (Media)	76	726
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	59	451
Great Southern Bancorp, Inc. (Banks)	8	417
Green Brick Partners, Inc.* (Household Durables)	24	1,252
Green Dot Corp.* - Class A (Consumer Finance)	42	378
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	53	1,099
Greene County Bancorp, Inc. (Banks)	6	150
Greenlight Capital Re, Ltd.* - Class A (Insurance)	23	262
Greif, Inc. - Class A (Containers & Packaging)	22	1,377
Greif, Inc. - Class B (Containers & Packaging)	5	314
Grid Dynamics Holdings, Inc.* (IT Services)	51	666
Griffon Corp. (Building Products)	38	2,214
Grindr, Inc.* (Interactive Media & Services)	37	321
Gritstone bio, Inc.* (Biotechnology)	79	189
Group 1 Automotive, Inc. (Specialty Retail)	12	3,121
GrowGeneration Corp.* (Specialty Retail)	53	122
Guaranty Bancshares, Inc. (Banks)	7	213
Guardant Health, Inc.* (Health Care Providers & Services)	102	2,237
Guess?, Inc. (Specialty Retail)	25	559
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	10	1,269
H&E Equipment Services, Inc. (Trading Companies & Distributors)	29	1,560
H.B. Fuller Co. (Chemicals)	49	3,713
Haemonetics Corp.* (Health Care Equipment & Supplies)	45	3,441
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	21	179
Halozyme Therapeutics, Inc.* (Biotechnology)	117	3,959
Hamilton Lane, Inc. - Class A (Capital Markets)	33	3,825
Hancock Whitney Corp. (Banks)	79	3,564
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	319	1,436
Hanmi Financial Corp. (Banks)	28	469
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	96	2,284
HarborOne Bancorp, Inc. (Banks)	37	404
Harmonic, Inc.* (Communications Equipment)	100	1,170
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	29	915
Harrow, Inc.* (Pharmaceuticals)	27	257
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	37	163
Haverty Furniture Cos., Inc. (Specialty Retail)	13	441
Hawaiian Holdings, Inc.* (Passenger Airlines)	46	656
Hawkins, Inc. (Chemicals)	18	1,198
Haynes International, Inc. (Metals & Mining)	11	612
HBT Financial, Inc. (Banks)	12	234
HCI Group, Inc. (Insurance)	6	538
Health Catalyst, Inc.* (Health Care Technology)	51	498
Healthcare Services Group, Inc. (Commercial Services & Supplies)	67	632
HealthEquity, Inc.* (Health Care Providers & Services)	76	5,745
HealthStream, Inc. (Health Care Technology)	22	586
Heartland Express, Inc. (Ground Transportation)	42	544
Heartland Financial USA, Inc. (Banks)	38	1,348
Hecla Mining Co. (Metals & Mining)	553	2,107
Heidrick & Struggles International, Inc. (Professional Services)	18	539
Helen of Troy, Ltd.* (Household Durables)	22	2,519
Helios Technologies, Inc. (Machinery)	30	1,238
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	130	1,222

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Helmerich & Payne, Inc. (Energy Equipment & Services)	88	$3,543
Herbalife, Ltd.* (Personal Care Products)	89	1,072
Herc Holdings, Inc. (Trading Companies & Distributors)	26	3,835
Heritage Commerce Corp. (Banks)	54	480
Heritage Financial Corp. (Banks)	31	625
Heron Therapeutics, Inc.* (Biotechnology)	94	227
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	36	180
Hibbett, Inc. (Specialty Retail)	11	733
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	11	150
Hillenbrand, Inc. (Machinery)	63	2,934
HilleVax, Inc.* (Biotechnology)	24	340
Hillman Solutions Corp.* (Machinery)	177	1,556
Hilltop Holdings, Inc. (Banks)	42	1,323
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	73	3,044
Himalaya Shipping, Ltd.* (Marine Transportation)	26	169
Hims & Hers Health, Inc.* (Health Care Providers & Services)	111	952
Hingham Institution For Savings The (Banks)	1	185
Hippo Holdings, Inc.* (Insurance)	10	93
HireQuest, Inc. (Professional Services)	5	67
HireRight Holdings Corp.* (Professional Services)	12	149
HNI Corp. (Commercial Services & Supplies)	42	1,710
Holley, Inc.* (Automobile Components)	48	229
Home Bancorp, Inc. (Banks)	6	239
Home BancShares, Inc. (Banks)	173	4,055
HomeStreet, Inc. (Banks)	16	220
HomeTrust Bancshares, Inc. (Banks)	13	353
Hooker Furnishings Corp. (Household Durables)	10	231
Hope Bancorp, Inc. (Banks)	104	1,152
Horace Mann Educators Corp. (Insurance)	37	1,363
Horizon Bancorp, Inc. (Banks)	39	511
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	676
Hub Group, Inc.* - Class A (Air Freight & Logistics)	56	2,535
Hudson Pacific Properties, Inc. (Office REITs)	125	1,024
Hudson Technologies, Inc.* (Trading Companies & Distributors)	40	507
Humacyte, Inc.* (Biotechnology)	55	183
Huron Consulting Group, Inc.* (Professional Services)	17	1,760
Hyliion Holdings Corp.* (Machinery)	134	141
Hyster-Yale Materials Handling, Inc. (Machinery)	10	657
I3 Verticals, Inc.* - Class A (Financial Services)	20	375
i-80 Gold Corp.* (Metals & Mining)	175	280
IBEX Holdings, Ltd.* (Professional Services)	8	144
ICF International, Inc. (Professional Services)	17	2,364
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	26	941
Ideaya Biosciences, Inc.* (Biotechnology)	54	2,351
IDT Corp.* - Class B (Diversified Telecommunication Services)	14	484
IES Holdings, Inc.* (Construction & Engineering)	7	574
IGM Biosciences, Inc.* (Biotechnology)	12	126
iHeartMedia, Inc.* - Class A (Media)	94	255
Ikena Oncology, Inc.* (Pharmaceuticals)	28	38
IMAX Corp.* (Entertainment)	41	573
Immersion Corp. (Technology Hardware, Storage & Peripherals)	28	191
Immuneering Corp.* - Class A (Biotechnology)	20	117
ImmunityBio, Inc.*(a) (Biotechnology)	120	403
ImmunoGen, Inc.* (Biotechnology)	217	6,361
Immunovant, Inc.* (Biotechnology)	49	1,784
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	21	2,037
Inari Medical, Inc.* (Health Care Equipment & Supplies)	48	2,734
Independence Realty Trust, Inc. (Residential REITs)	204	2,996
Independent Bank Corp. (Banks)	40	2,244
Independent Bank Corp. (Banks)	18	458
Independent Bank Group, Inc. (Banks)	33	1,596
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	136	826
Infinera Corp.* (Communications Equipment)	181	894
Information Services Group, Inc. (IT Services)	32	141
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	16	148
Ingevity Corp.* (Chemicals)	33	1,437
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	13	1,095
Inhibrx, Inc.* (Biotechnology)	31	1,194
Inmode, Ltd.* (Health Care Equipment & Supplies)	70	1,658
Innodata, Inc.* (Professional Services)	23	239
Innospec, Inc. (Chemicals)	23	2,671
Innovage Holding Corp.* (Health Care Providers & Services)	17	90
INNOVATE Corp.* (Construction & Engineering)	49	44
Innovative Industrial Properties, Inc. (Industrial REITs)	25	2,331
Innoviva, Inc.* (Pharmaceuticals)	54	875
Inogen, Inc.* (Health Care Equipment & Supplies)	21	149
Inozyme Pharma, Inc.* (Biotechnology)	43	237
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	26	4,802
Insmed, Inc.* (Biotechnology)	125	3,475
Insperity, Inc. (Professional Services)	32	3,670
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	20	184
Installed Building Products, Inc. (Household Durables)	21	4,092
Insteel Industries, Inc. (Building Products)	17	589
Instructure Holdings, Inc.* (Software)	18	443

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Intapp, Inc.* (Software)	25	$1,077
Integer Holdings Corp.* (Health Care Equipment & Supplies)	30	3,040
Integral Ad Science Holding Corp.* (Media)	44	640
Intellia Therapeutics, Inc.* (Biotechnology)	80	1,906
Inter Parfums, Inc. (Personal Care Products)	17	2,366
InterDigital, Inc. (Software)	24	2,521
Interface, Inc. (Commercial Services & Supplies)	52	645
International Bancshares Corp. (Banks)	49	2,590
International Game Technology PLC (Hotels, Restaurants & Leisure)	98	2,544
International Money Express, Inc.* (Financial Services)	29	597
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	37	1,985
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	11	131
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	23	95
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	85	5,723
Intrepid Potash, Inc.* (Chemicals)	10	184
InvenTrust Properties Corp. (Retail REITs)	62	1,539
Invesco Mortgage Capital, Inc. (Mortgage REITs)	41	361
Investors Title Co. (Insurance)	1	167
Invitae Corp.*(a) (Health Care Providers & Services)	238	93
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	146	1,499
Iovance Biotherapeutics, Inc.* (Biotechnology)	208	1,608
iRadimed Corp. (Health Care Equipment & Supplies)	7	290
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	28	3,354
iRobot Corp.*(a) (Household Durables)	25	340
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	125	1,774
Ispire Technology, Inc.* (Tobacco)	16	176
iTeos Therapeutics, Inc.* (Biotechnology)	22	219
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	39	188
Itron, Inc.* (Electronic Equipment, Instruments & Components)	41	2,958
Ivanhoe Electric, Inc.* (Metals & Mining)	57	477
J & J Snack Foods Corp. (Food Products)	14	2,229
J Jill, Inc.* (Specialty Retail)	4	93
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	18	1,403
Jackson Financial, Inc. - Class A (Financial Services)	75	3,755
JAKKS Pacific, Inc.* (Leisure Products)	7	220
James River Group Holdings, Ltd. (Insurance)	34	325
Jamf Holding Corp.* (Software)	64	1,187
Janus International Group, Inc.* (Building Products)	77	1,090
Janux Therapeutics, Inc.* (Biotechnology)	16	137
JBG SMITH Properties (Office REITs)	92	1,472
JELD-WEN Holding, Inc.* (Building Products)	77	1,432
JetBlue Airways Corp.* (Passenger Airlines)	304	1,614
Joby Aviation, Inc.* (Passenger Airlines)	252	1,376
John B Sanfilippo & Son, Inc. (Food Products)	8	857
John Bean Technologies Corp. (Machinery)	29	2,864
John Marshall Bancorp, Inc. (Banks)	11	209
John Wiley & Sons, Inc. - Class A (Media)	33	1,117
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	224
Kadant, Inc. (Machinery)	11	3,146
Kaiser Aluminum Corp. (Metals & Mining)	14	909
Kaltura, Inc.* (Software)	76	128
KalVista Pharmaceuticals, Inc.* (Biotechnology)	28	442
Kaman Corp. (Aerospace & Defense)	25	1,126
Karat Packaging, Inc. (Trading Companies & Distributors)	6	145
Karyopharm Therapeutics, Inc.* (Biotechnology)	102	77
KB Home (Household Durables)	65	3,873
Kearny Financial Corp. (Banks)	51	369
Kelly Services, Inc. - Class A (Professional Services)	28	575
Kennametal, Inc. (Machinery)	73	1,790
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	108	1,129
Keros Therapeutics, Inc.* (Biotechnology)	20	1,107
Kezar Life Sciences, Inc.* (Biotechnology)	65	64
Kforce, Inc. (Professional Services)	17	1,162
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	22	523
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	16	520
Kingsway Financial Services, Inc.* (Insurance)	10	88
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	28	494
Kite Realty Group Trust (Retail REITs)	197	4,216
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	53	649
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	11	107
Knife River Corp.* (Construction Materials)	51	3,340
Knowles Corp.* (Electronic Equipment, Instruments & Components)	81	1,321
Kodiak Gas Services, Inc. (Energy Equipment & Services)	14	328
Kodiak Sciences, Inc.* (Biotechnology)	29	116
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	51	2,990
Koppers Holdings, Inc. (Chemicals)	18	921
Korn Ferry (Professional Services)	47	2,757
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	31	64
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	413	2,503
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	115	1,947
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	79	1,050
Kronos Worldwide, Inc. (Chemicals)	20	186
Krystal Biotech, Inc.* (Biotechnology)	20	2,225

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	50	$2,516
Kura Oncology, Inc.* (Biotechnology)	64	1,289
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	5	491
KVH Industries, Inc.* (Communications Equipment)	17	83
Kymera Therapeutics, Inc.* (Biotechnology)	34	1,115
Ladder Capital Corp. (Mortgage REITs)	103	1,126
Lakeland Bancorp, Inc. (Banks)	56	744
Lakeland Financial Corp. (Banks)	22	1,473
Lancaster Colony Corp. (Food Products)	18	3,307
Lands’ End, Inc.* (Specialty Retail)	13	123
Landsea Homes Corp.* (Household Durables)	18	227
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	62	3,220
LanzaTech Global, Inc.* (Commercial Services & Supplies)	19	83
Larimar Therapeutics, Inc.* (Biotechnology)	23	133
Latham Group, Inc.* (Leisure Products)	35	89
Laureate Education, Inc. (Diversified Consumer Services)	119	1,502
La-Z-Boy, Inc. (Household Durables)	39	1,358
Lazydays Holdings, Inc.* (Specialty Retail)	7	34
LCI Industries (Automobile Components)	22	2,448
LCNB Corp. (Banks)	10	148
Legacy Housing Corp.* (Household Durables)	9	213
Legalzoom.com, Inc.* (Professional Services)	107	1,103
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	18	1,045
Lemonade, Inc.*(a) (Insurance)	46	728
LendingClub Corp.* (Consumer Finance)	98	884
LendingTree, Inc.* (Consumer Finance)	10	323
Leonardo DRS, Inc.* (Aerospace & Defense)	62	1,203
Leslie’s, Inc.* (Specialty Retail)	161	1,080
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	84	157
LGI Homes, Inc.* (Household Durables)	19	2,242
Liberty Energy, Inc. (Energy Equipment & Services)	149	3,098
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	32	225
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	124	883
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	126	54
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	40	532
LifeStance Health Group, Inc.* (Health Care Providers & Services)	96	574
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	15	1,097
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	83	6,672
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	106	457
Limbach Holdings, Inc.* (Construction & Engineering)	8	344
Limoneira Co. (Food Products)	16	290
Lincoln Educational Services Corp.* (Diversified Consumer Services)	21	188
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	296
Lindsay Corp. (Machinery)	10	1,301
Lineage Cell Therapeutics, Inc.* (Biotechnology)	120	112
Lions Gate Entertainment Corp.* - Class A (Entertainment)	53	553
Lions Gate Entertainment Corp.* - Class B (Entertainment)	109	1,057
Liquidia Corp.* (Pharmaceuticals)	43	550
Liquidity Services, Inc.* (Commercial Services & Supplies)	21	366
LivaNova PLC* (Health Care Equipment & Supplies)	49	2,385
Live Oak Bancshares, Inc. (Banks)	30	1,091
LivePerson, Inc.* (Software)	71	199
LiveRamp Holdings, Inc.* (Software)	60	2,369
Livewire Group, Inc.* (Automobiles)	17	169
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	14	297
Loop Media, Inc.* (Entertainment)	35	25
LSB Industries, Inc.* (Chemicals)	49	365
LSI Industries, Inc. (Electrical Equipment)	25	342
LTC Properties, Inc. (Health Care REITs)	37	1,153
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	912	1,113
Luminar Technologies, Inc.*(a) (Automobile Components)	246	669
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	29	208
Luther Burbank Corp.* (Banks)	9	86
Luxfer Holdings PLC (Machinery)	24	198
LXP Industrial Trust (Industrial REITs)	262	2,382
Lyell Immunopharma, Inc.* (Biotechnology)	157	287
M.D.C Holdings, Inc. (Household Durables)	54	3,379
M/I Homes, Inc.* (Household Durables)	24	3,058
Macatawa Bank Corp. (Banks)	24	256
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49	4,225
MacroGenics, Inc.* (Biotechnology)	55	787
Madison Square Garden Entertainment Corp.* (Entertainment)	36	1,200
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	13	2,817
Magnite, Inc.* (Media)	122	1,080
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	162	3,340
Maiden Holdings, Ltd.* (Insurance)	82	144
MainStreet Bancshares, Inc. (Banks)	6	111
Malibu Boats, Inc.* - Class A (Leisure Products)	18	752
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	21	74
MannKind Corp.* (Biotechnology)	236	788
Marathon Digital Holdings, Inc.*(a) (Software)	193	3,422
Marcus & Millichap, Inc. (Real Estate Management & Development)	21	800
Marine Products Corp. (Leisure Products)	8	82
MarineMax, Inc.* (Specialty Retail)	19	532

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	46	$448
MarketWise, Inc. (Capital Markets)	29	68
Marqeta, Inc.* - Class A (Financial Services)	435	2,614
Marten Transport, Ltd. (Ground Transportation)	53	981
Masonite International Corp.* (Building Products)	20	1,841
Masterbrand, Inc.* (Building Products)	117	1,646
MasterCraft Boat Holdings, Inc.* (Leisure Products)	15	291
Matador Resources Co. (Oil, Gas & Consumable Fuels)	103	5,653
Materion Corp. (Metals & Mining)	19	2,222
Mativ Holdings, Inc. (Chemicals)	49	589
Matson, Inc. (Marine Transportation)	31	3,473
Matterport, Inc.* (Software)	231	520
Matthews International Corp. - Class A (Commercial Services & Supplies)	27	888
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7	139
MaxCyte, Inc.* (Life Sciences Tools & Services)	79	402
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	27	122
Maximus, Inc. (Professional Services)	55	4,462
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	69	1,437
Mayville Engineering Co., Inc.* (Machinery)	10	127
MBIA, Inc. (Insurance)	41	249
McGrath RentCorp (Trading Companies & Distributors)	22	2,764
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	20	255
Medifast, Inc. (Personal Care Products)	10	547
MeiraGTx Holdings PLC* (Biotechnology)	30	182
Mercantile Bank Corp. (Banks)	14	561
Merchants Bancorp (Financial Services)	14	612
Mercury General Corp. (Insurance)	24	961
MeridianLink, Inc.* (Software)	24	546
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	51	3,993
Meritage Homes Corp. (Household Durables)	33	5,464
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	9	121
Mersana Therapeutics, Inc.* (Biotechnology)	100	316
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	458
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	31	644
Metrocity Bankshares, Inc. (Banks)	17	406
Metropolitan Bank Holding Corp.* (Banks)	9	436
MFA Financial, Inc. (Mortgage REITs)	93	1,030
MGE Energy, Inc. (Electric Utilities)	33	2,128
MGP Ingredients, Inc. (Beverages)	14	1,189
MicroStrategy, Inc.* (Software)	11	5,513
Microvast Holdings, Inc.* (Machinery)	195	183
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	171	407
Mid Penn Bancorp, Inc. (Banks)	13	278
Middlefield Banc Corp. (Banks)	7	185
Middlesex Water Co. (Water Utilities)	16	896
Midland States Bancorp, Inc. (Banks)	19	499
MidWestOne Financial Group, Inc. (Banks)	13	332
Miller Industries, Inc. (Machinery)	10	403
MillerKnoll, Inc. (Commercial Services & Supplies)	67	1,782
MiMedx Group, Inc.* (Biotechnology)	104	805
Minerals Technologies, Inc. (Chemicals)	29	1,895
Mineralys Therapeutics, Inc.* (Biotechnology)	18	196
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	181	1,710
Mirum Pharmaceuticals, Inc.* (Biotechnology)	22	582
Mission Produce, Inc.* (Food Products)	44	440
Mistras Group, Inc.* (Professional Services)	19	148
Mitek Systems, Inc.* (Software)	39	491
Model N, Inc.* (Software)	34	916
Modine Manufacturing Co.* (Automobile Components)	47	3,247
ModivCare, Inc.* (Health Care Providers & Services)	12	477
Moelis & Co. - Class A (Capital Markets)	60	3,298
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	12	827
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	96
Monro, Inc. (Specialty Retail)	28	892
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	60	415
Monte Rosa Therapeutics, Inc.* (Biotechnology)	28	148
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	25	730
Moog, Inc. - Class A (Aerospace & Defense)	26	3,635
Morphic Holding, Inc.* (Biotechnology)	33	1,046
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	386
Mr. Cooper Group, Inc.* (Financial Services)	58	3,907
MRC Global, Inc.* (Trading Companies & Distributors)	76	810
Mueller Industries, Inc. (Machinery)	101	4,847
Mueller Water Products, Inc. - Class A (Machinery)	141	1,933
Multiplan Corp.* (Health Care Technology)	348	351
Mural Oncology PLC* (Biotechnology)	15	66
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	135	5,225
MVB Financial Corp. (Banks)	10	214
Myers Industries, Inc. (Containers & Packaging)	33	619
MYR Group, Inc.* (Construction & Engineering)	15	2,158
Myriad Genetics, Inc.* (Biotechnology)	73	1,561
N-able, Inc.* (Software)	63	818
Nabors Industries, Ltd.* (Energy Equipment & Services)	8	677
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	145
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	43	18
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	43	234

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	30	$1,043
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	3	214
National Bank Holdings Corp. - Class A (Banks)	33	1,155
National Bankshares, Inc. (Banks)	5	161
National Beverage Corp.* (Beverages)	21	971
National Health Investors, Inc. (Health Care REITs)	38	2,021
National HealthCare Corp. (Health Care Providers & Services)	11	1,023
National Presto Industries, Inc. (Aerospace & Defense)	5	396
National Research Corp. (Health Care Providers & Services)	13	512
National Vision Holdings, Inc.* (Specialty Retail)	70	1,331
National Western Life Group, Inc. - Class A (Insurance)	2	968
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	8	120
Nature’s Sunshine Products, Inc.* (Personal Care Products)	12	209
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	46	128
Navient Corp. (Consumer Finance)	78	1,343
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	99	567
NBT Bancorp, Inc. (Banks)	41	1,458
Nelnet, Inc. - Class A (Consumer Finance)	12	1,046
Neogen Corp.* (Health Care Equipment & Supplies)	197	3,054
NeoGenomics, Inc.* (Health Care Providers & Services)	115	1,708
NerdWallet, Inc.* - Class A (Consumer Finance)	31	475
Nerdy, Inc.* (Diversified Consumer Services)	57	175
NETGEAR, Inc.* (Communications Equipment)	26	369
NetScout Systems, Inc.* (Communications Equipment)	63	1,355
NETSTREIT Corp. (Retail REITs)	63	1,145
Neumora Therapeutics, Inc.* (Pharmaceuticals)	13	194
Nevro Corp.* (Health Care Equipment & Supplies)	32	530
New Jersey Resources Corp. (Gas Utilities)	88	3,593
New York Mortgage Trust, Inc. (Mortgage REITs)	82	643
Newmark Group, Inc. - Class A (Real Estate Management & Development)	124	1,259
Newpark Resources, Inc.* (Energy Equipment & Services)	69	448
NewtekOne, Inc. (Financial Services)	21	252
NexPoint Diversified Real Estate Trust (Diversified REITs)	28	193
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	7	102
NexPoint Residential Trust, Inc. (Residential REITs)	20	611
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	71	361
Nextdoor Holdings, Inc.* (Interactive Media & Services)	132	201
NextNav, Inc.* (Software)	50	208
NEXTracker, Inc.* - Class A (Electrical Equipment)	114	5,161
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	39	60
NI Holdings, Inc.* (Insurance)	7	94
Nicolet Bankshares, Inc. (Banks)	12	933
Nikola Corp.* (Machinery)	563	421
NioCorp Developments, Ltd.* (Metals & Mining)	2	6
Nkarta, Inc.* (Biotechnology)	27	244
NL Industries, Inc. (Commercial Services & Supplies)	8	42
nLight, Inc.* (Electronic Equipment, Instruments & Components)	41	532
NMI Holdings, Inc.* - Class A (Financial Services)	73	2,330
Noble Corp. PLC (Energy Equipment & Services)	102	4,501
Noodles & Co.* (Hotels, Restaurants & Leisure)	36	91
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	186	828
Northeast Bank (Banks)	6	329
Northeast Community Bancorp, Inc. (Banks)	11	190
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	80	2,680
Northfield Bancorp, Inc. (Banks)	36	433
Northrim Bancorp, Inc. (Banks)	5	253
Northwest Bancshares, Inc. (Banks)	115	1,423
Northwest Natural Holding Co. (Gas Utilities)	33	1,216
Northwest Pipe Co.* (Construction & Engineering)	9	273
Northwestern Energy Group, Inc. (Multi-Utilities)	56	2,695
Norwood Financial Corp. (Banks)	7	192
Novagold Resources, Inc.* (Metals & Mining)	219	561
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	32	4,945
Novavax, Inc.*(a) (Biotechnology)	86	344
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	45	835
Nurix Therapeutics, Inc.* (Biotechnology)	43	340
NuScale Power Corp.* (Electrical Equipment)	49	142
Nuvalent, Inc.* - Class A (Biotechnology)	24	1,804
Nuvation Bio, Inc.* (Pharmaceuticals)	132	214
Nuvectis Pharma, Inc.* (Biotechnology)	7	51
NV5 Global, Inc.* (Professional Services)	13	1,364
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	320
Oak Valley Bancorp (Banks)	6	156
Ocean Biomedical, Inc.* (Biotechnology)	8	5
Oceaneering International, Inc.* (Energy Equipment & Services)	91	1,891
OceanFirst Financial Corp. (Banks)	53	913
Ocular Therapeutix, Inc.* (Pharmaceuticals)	72	350
Ocwen Financial Corp.* (Financial Services)	6	174

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Office Properties Income Trust (Office REITs)	44	$161
OFG Bancorp (Banks)	42	1,544
O-I Glass, Inc.* (Containers & Packaging)	141	2,052
Oil States International, Inc.* (Energy Equipment & Services)	57	352
Oil-Dri Corp. of America (Household Products)	4	260
Old National Bancorp (Banks)	265	4,366
Old Second Bancorp, Inc. (Banks)	39	531
Olema Pharmaceuticals, Inc.* (Biotechnology)	24	313
Olo, Inc.* - Class A (Software)	94	486
Olympic Steel, Inc. (Metals & Mining)	9	608
Omega Flex, Inc. (Machinery)	3	209
Omega Therapeutics, Inc.* (Biotechnology)	22	80
Omeros Corp.* (Pharmaceuticals)	55	178
OmniAb, Inc.* (Life Sciences Tools & Services)	84	487
Omnicell, Inc.* (Health Care Equipment & Supplies)	41	1,319
ON24, Inc. (Software)	28	214
ONE Gas, Inc. (Gas Utilities)	50	3,069
One Liberty Properties, Inc. (Diversified REITs)	15	304
OneSpan, Inc.* (Software)	36	369
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	76	1,036
OneWater Marine, Inc.* (Specialty Retail)	10	252
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	44	7,106
Ooma, Inc.* (Diversified Telecommunication Services)	22	238
Open Lending Corp.* (Capital Markets)	90	661
Opendoor Technologies, Inc.* (Real Estate Management & Development)	503	1,719
OPENLANE, Inc.* (Commercial Services & Supplies)	98	1,380
OPKO Health, Inc.*(a) (Health Care Providers & Services)	365	372
OppFi, Inc.* (Consumer Finance)	10	32
OptimizeRx Corp.* (Health Care Technology)	15	212
Optinose, Inc.* (Pharmaceuticals)	66	83
Option Care Health, Inc.* (Health Care Providers & Services)	152	4,749
Orange County Bancorp, Inc. (Banks)	5	243
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	65	479
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	13	92
Orchid Island Capital, Inc. (Mortgage REITs)	48	383
Organogenesis Holdings, Inc.* (Biotechnology)	64	211
ORIC Pharmaceuticals, Inc.* (Biotechnology)	35	385
Origin Bancorp, Inc. (Banks)	26	793
Origin Materials, Inc.* (Chemicals)	106	63
Orion Office REIT, Inc. (Office REITs)	52	267
Orion SA (Chemicals)	50	1,120
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	48	3,104
Orrstown Financial Services, Inc. (Banks)	9	249
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	32	444
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	14	366
Oscar Health, Inc.* - Class A (Insurance)	143	1,790
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,920
Otter Tail Corp. (Electric Utilities)	37	3,346
Outbrain, Inc.* (Interactive Media & Services)	37	145
Outfront Media, Inc. (Specialized REITs)	134	1,745
Outlook Therapeutics, Inc.* (Biotechnology)	142	55
Outset Medical, Inc.* (Health Care Equipment & Supplies)	45	137
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	56	342
Ovid Therapeutics, Inc.* (Biotechnology)	54	209
Owens & Minor, Inc.* (Health Care Providers & Services)	67	1,321
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	1,329
P10, Inc. - Class A (Capital Markets)	40	368
P3 Health Partners, Inc.* (Health Care Providers & Services)	37	45
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	228	1,483
Pacific Premier Bancorp, Inc. (Banks)	86	2,182
Pacira BioSciences, Inc.* (Pharmaceuticals)	41	1,336
Pactiv Evergreen, Inc. (Containers & Packaging)	36	526
PagerDuty, Inc.* (Software)	82	1,942
Pagseguro Digital, Ltd.* - Class A (Financial Services)	180	2,317
Palomar Holdings, Inc.* (Insurance)	22	1,317
PAM Transportation Services, Inc.* (Ground Transportation)	6	124
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	33	308
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	30	2,204
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	50	1,830
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	24	1,093
Paragon 28, Inc.* (Health Care Equipment & Supplies)	40	507
Paramount Group, Inc. (Office REITs)	167	793
Park Aerospace Corp. (Aerospace & Defense)	17	251
Park National Corp. (Banks)	13	1,699
Parke Bancorp, Inc. (Banks)	9	167
Park-Ohio Holdings Corp. (Machinery)	8	198
Parsons Corp.* (Professional Services)	37	2,411
Pathward Financial, Inc. (Banks)	24	1,243
Patria Investments, Ltd. - Class A (Capital Markets)	49	699
Patrick Industries, Inc. (Automobile Components)	19	1,907
Patterson Cos., Inc. (Health Care Providers & Services)	78	2,329
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	320	3,549
Payoneer Global, Inc.* (Financial Services)	240	1,123

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Paysafe, Ltd.* (Financial Services)	29	$432
Paysign, Inc.* (Financial Services)	30	92
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	101	5,102
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	645
PCB Bancorp (Banks)	10	168
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	28	874
PDS Biotechnology Corp.* (Biotechnology)	25	134
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	104	2,777
Peakstone Realty Trust (Office REITs)	33	478
Peapack-Gladstone Financial Corp. (Banks)	15	414
Pebblebrook Hotel Trust (Hotel & Resort REITs)	108	1,644
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	76	711
Penns Woods Bancorp, Inc. (Banks)	6	129
PennyMac Financial Services, Inc. (Financial Services)	23	2,006
PennyMac Mortgage Investment Trust (Mortgage REITs)	79	1,133
Peoples Bancorp, Inc. (Banks)	32	938
Peoples Financial Services Corp. (Banks)	6	262
PepGen, Inc.* (Biotechnology)	9	90
Perdoceo Education Corp. (Diversified Consumer Services)	59	1,068
Perella Weinberg Partners (Capital Markets)	38	447
Perficient, Inc.* (IT Services)	31	2,112
Performant Financial Corp.* (Commercial Services & Supplies)	61	172
Perimeter Solutions SA* (Chemicals)	138	654
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	353	4,758
Perpetua Resources Corp.* (Metals & Mining)	34	97
PetIQ, Inc.* (Health Care Providers & Services)	25	449
PetMed Express, Inc. (Specialty Retail)	19	118
PGT Innovations, Inc.* (Building Products)	51	2,102
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	29	194
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	19	205
Phillips Edison & Co., Inc. (Retail REITs)	107	3,714
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	55	1,607
Phreesia, Inc.* (Health Care Technology)	48	1,223
Physicians Realty Trust (Health Care REITs)	215	2,632
Piedmont Lithium, Inc.* (Metals & Mining)	16	244
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	112	762
Pioneer Bancorp, Inc.* (Banks)	11	107
Piper Sandler Cos. (Capital Markets)	16	2,776
Pitney Bowes, Inc. (Commercial Services & Supplies)	159	653
PJT Partners, Inc. - Class A (Capital Markets)	21	2,020
Planet Labs PBC* (Professional Services)	159	359
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	33	287
Playstudios, Inc.* (Entertainment)	77	169
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	2,368
Pliant Therapeutics, Inc.* (Pharmaceuticals)	52	932
Plumas Bancorp (Banks)	5	176
Plymouth Industrial REIT, Inc. (Industrial REITs)	40	886
PMV Pharmaceuticals, Inc.* (Biotechnology)	35	62
PNM Resources, Inc. (Electric Utilities)	78	2,826
Ponce Financial Group, Inc.* (Banks)	18	163
Portillo’s, Inc.* - Class A (Hotels, Restaurants & Leisure)	41	563
Portland General Electric Co. (Electric Utilities)	92	3,765
Poseida Therapeutics, Inc.* (Biotechnology)	61	210
Postal Realty Trust, Inc. - Class A (Office REITs)	18	254
Potbelly Corp.* (Hotels, Restaurants & Leisure)	24	302
PotlatchDeltic Corp. (Specialized REITs)	72	3,220
Powell Industries, Inc. (Electrical Equipment)	8	948
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	51	3,823
PowerSchool Holdings, Inc.* (Software)	51	1,201
PRA Group, Inc.* (Consumer Finance)	35	797
Precigen, Inc.* (Biotechnology)	122	168
Preferred Bank (Banks)	12	862
Preformed Line Products Co. (Electrical Equipment)	2	245
Prelude Therapeutics, Inc.* (Biotechnology)	13	43
Premier Financial Corp. (Banks)	32	668
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	45	2,769
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	3	1
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	23	1,748
Prime Medicine, Inc.* (Biotechnology)	36	229
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	96
Primis Financial Corp. (Banks)	18	238
Primo Water Corp. (Beverages)	142	2,070
Primoris Services Corp. (Construction & Engineering)	48	1,574
Princeton Bancorp, Inc. (Banks)	5	163
Priority Technology Holdings, Inc.* (Financial Services)	16	57
Privia Health Group, Inc.* (Health Care Providers & Services)	102	2,056
ProAssurance Corp. (Insurance)	47	633
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	37	1,713
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	24	190
PROG Holdings, Inc.* (Consumer Finance)	40	1,226
Progress Software Corp. (Software)	39	2,216
Progyny, Inc.* (Health Care Providers & Services)	72	2,743
ProKidney Corp.* (Biotechnology)	41	54
ProPetro Holding Corp.* (Energy Equipment & Services)	87	736
PROS Holdings, Inc.* (Software)	40	1,377
Protagonist Therapeutics, Inc.* (Biotechnology)	52	1,301

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Protalix BioTherapeutics, Inc.* (Biotechnology)	60	$87
Prothena Corp. PLC* (Biotechnology)	38	1,079
Proto Labs, Inc.* (Machinery)	24	866
Provident Financial Services, Inc. (Banks)	66	1,092
PTC Therapeutics, Inc.* (Biotechnology)	65	1,696
PubMatic, Inc.* - Class A (Media)	39	592
Pulmonx Corp.* (Health Care Equipment & Supplies)	33	438
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	15	133
Pure Cycle Corp.* (Water Utilities)	18	176
PureCycle Technologies, Inc.* (Chemicals)	105	412
Purple Innovation, Inc. (Household Durables)	50	51
Q2 Holdings, Inc.* (Software)	52	2,213
QCR Holdings, Inc. (Banks)	15	876
Quad/Graphics, Inc.* (Commercial Services & Supplies)	28	153
Quaker Chemical Corp. (Chemicals)	13	2,469
Qualys, Inc.* (Software)	34	6,431
Quanex Building Products Corp. (Building Products)	30	937
Quanterix Corp.* (Life Sciences Tools & Services)	32	707
Quantum-Si, Inc.* (Life Sciences Tools & Services)	92	144
QuinStreet, Inc.* (Interactive Media & Services)	48	608
Quipt Home Medical Corp.* (Health Care Providers & Services)	37	174
Qurate Retail, Inc.* - Class B (Broadline Retail)	1	5
Rackspace Technology, Inc.* (IT Services)	57	96
Radian Group, Inc. (Financial Services)	142	4,115
Radiant Logistics, Inc.* (Air Freight & Logistics)	33	203
RadNet, Inc.* (Health Care Providers & Services)	55	2,033
Rallybio Corp.* (Biotechnology)	28	38
Ramaco Resources, Inc.(a) - Class A (Metals & Mining)	20	378
Ramaco Resources, Inc. - Class B (Metals & Mining)	4	50
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	99	6,784
Ranger Energy Services, Inc. (Energy Equipment & Services)	13	132
Ranpak Holdings Corp.* (Containers & Packaging)	39	161
Rapid7, Inc.* (Software)	55	3,027
RAPT Therapeutics, Inc.* (Biotechnology)	27	668
Rayonier Advanced Materials, Inc.* (Chemicals)	58	252
RayzeBio, Inc.* (Biotechnology)	18	1,118
RBB Bancorp (Banks)	15	265
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	494
RE/MAX Holdings, Inc. (Real Estate Management & Development)	16	172
Ready Capital Corp. (Mortgage REITs)	145	1,359
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	123	1,157
Red River Bancshares, Inc. (Banks)	4	205
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	14	143
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	43	2,351
Red Violet, Inc.* (Software)	10	187
Redfin Corp.* (Real Estate Management & Development)	99	808
Redwire Corp.* (Aerospace & Defense)	7	20
Redwood Trust, Inc. (Mortgage REITs)	103	691
REGENXBIO, Inc.* (Biotechnology)	37	456
Regional Management Corp. (Consumer Finance)	7	171
Relay Therapeutics, Inc.* (Biotechnology)	82	759
Remitly Global, Inc.* (Financial Services)	120	2,057
Renasant Corp. (Banks)	50	1,582
Reneo Pharmaceuticals, Inc.* (Biotechnology)	12	20
Rent the Runway, Inc.* - Class A (Specialty Retail)	45	28
Repay Holdings Corp.* (Financial Services)	75	588
Replimune Group, Inc.* (Biotechnology)	45	349
Republic Bancorp, Inc. - Class A (Banks)	8	410
Reservoir Media, Inc.* (Entertainment)	18	126
Resideo Technologies, Inc.* (Building Products)	133	2,230
Resources Connection, Inc. (Professional Services)	29	390
Retail Opportunity Investments Corp. (Retail REITs)	111	1,508
REV Group, Inc. (Machinery)	29	566
Revance Therapeutics, Inc.* (Pharmaceuticals)	79	397
REVOLUTION Medicines, Inc.* (Biotechnology)	130	3,608
Revolve Group, Inc.* (Specialty Retail)	37	533
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	579
RGC Resources, Inc. (Gas Utilities)	7	134
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	46	2,029
Ribbon Communications, Inc.* (Communications Equipment)	80	243
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	11	108
Rigel Pharmaceuticals, Inc.* (Biotechnology)	155	181
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	8	178
Rimini Street, Inc.* (Software)	47	154
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	109	152
Riot Platforms, Inc.* (Software)	172	1,875
RLJ Lodging Trust (Hotel & Resort REITs)	140	1,621
Rocket Lab USA, Inc.* (Aerospace & Defense)	252	1,222
Rocket Pharmaceuticals, Inc.* (Biotechnology)	57	1,638
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	168
Rogers Corp.* (Electronic Equipment, Instruments & Components)	16	1,844
Rover Group, Inc.* (Diversified Consumer Services)	83	908
RPC, Inc. (Energy Equipment & Services)	77	563

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	56	$2,515
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	8	378
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	58	302
RXO, Inc.* (Ground Transportation)	105	2,184
RxSight, Inc.* (Health Care Equipment & Supplies)	26	1,183
Ryerson Holding Corp. (Metals & Mining)	25	858
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	53	5,824
S&T Bancorp, Inc. (Banks)	35	1,167
Sabra Health Care REIT, Inc. (Health Care REITs)	210	2,801
Sabre Corp.* (Hotels, Restaurants & Leisure)	300	1,230
Safe Bulkers, Inc. (Marine Transportation)	60	242
Safehold, Inc. (Specialized REITs)	44	874
Safety Insurance Group, Inc. (Insurance)	13	1,083
Sage Therapeutics, Inc.* (Biotechnology)	48	1,231
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	5	47
Sally Beauty Holdings, Inc.* (Specialty Retail)	97	1,195
Sana Biotechnology, Inc.* (Biotechnology)	87	478
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	3	101
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	29	423
Sandy Spring Bancorp, Inc. (Banks)	40	975
Sangamo Therapeutics, Inc.* (Biotechnology)	135	62
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	51	3,051
Sapiens International Corp. N.V. (Software)	28	764
Saul Centers, Inc. (Retail REITs)	11	421
Savara, Inc.* (Biotechnology)	82	405
Savers Value Village, Inc.* (Broadline Retail)	23	430
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	22	864
Schnitzer Steel Industries, Inc. (Metals & Mining)	23	606
Scholar Rock Holding Corp.* (Biotechnology)	50	698
Scholastic Corp. (Media)	24	923
Schrodinger, Inc.* (Health Care Technology)	49	1,296
Scilex Holding Co.* (Pharmaceuticals)	48	79
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	43	3,040
scPharmaceuticals, Inc.* (Pharmaceuticals)	26	127
Seacoast Banking Corp. of Florida (Banks)	76	1,867
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	22	232
Seadrill, Ltd.* (Energy Equipment & Services)	46	1,988
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	33	1,630
Security National Financial Corp.* - Class A (Financial Services)	11	86
Seer, Inc.* (Life Sciences Tools & Services)	53	91
Select Medical Holdings Corp. (Health Care Providers & Services)	94	2,443
Select Water Solutions, Inc. (Energy Equipment & Services)	72	559
Selective Insurance Group, Inc. (Insurance)	55	5,768
Selectquote, Inc.* (Insurance)	123	137
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	4	177
SEMrush Holdings, Inc.* - Class A (Software)	28	323
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	58	1,151
Seneca Foods Corp.* - Class A (Food Products)	5	267
Sensient Technologies Corp. (Chemicals)	38	2,357
Seres Therapeutics, Inc.* (Biotechnology)	88	99
Service Properties Trust (Hotel & Resort REITs)	149	1,152
ServisFirst Bancshares, Inc. (Banks)	46	3,088
SES AI Corp.* (Electrical Equipment)	113	148
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	104	1,266
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	34	2,569
Sharecare, Inc.* (Health Care Technology)	279	315
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	44	902
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	155	2,041
Shoe Carnival, Inc. (Specialty Retail)	16	408
Shore Bancshares, Inc. (Banks)	27	349
Shutterstock, Inc. (Interactive Media & Services)	22	1,033
SI-BONE, Inc.* (Health Care Equipment & Supplies)	36	728
Sierra Bancorp (Banks)	12	249
SIGA Technologies, Inc. (Pharmaceuticals)	42	205
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	20	85
Signet Jewelers, Ltd. (Specialty Retail)	40	3,979
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	29	3,577
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	35	530
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	19	505
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	9	150
Simmons First National Corp. - Class A (Banks)	112	2,129
Simpson Manufacturing Co., Inc. (Building Products)	39	7,059
Simulations Plus, Inc. (Health Care Technology)	14	531
Sinclair, Inc. (Media)	30	471
SiriusPoint, Ltd.* (Insurance)	63	743
SITE Centers Corp. (Retail REITs)	173	2,304
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	16	1,705
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	74	1,578
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	65	1,639
SJW Group (Water Utilities)	29	1,727
Skillsoft Corp.* (Professional Services)	4	56

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Skyline Champion Corp.* (Household Durables)	49	$3,356
Skyward Specialty Insurance Group, Inc.* (Insurance)	22	684
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	17	147
SkyWest, Inc.* (Passenger Airlines)	37	1,970
SKYX Platforms Corp.* (Electrical Equipment)	57	86
SL Green Realty Corp. (Office REITs)	59	2,653
Sleep Number Corp.* (Specialty Retail)	19	196
SM Energy Co. (Oil, Gas & Consumable Fuels)	107	3,968
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	44	865
SmartFinancial, Inc. (Banks)	14	326
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	167	493
Smith & Wesson Brands, Inc. (Leisure Products)	41	535
Snap One Holdings Corp.* (Household Durables)	17	134
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	26	195
SolarWinds Corp.* (Software)	46	544
Solid Power, Inc.* (Automobile Components)	140	227
Solo Brands, Inc.* - Class A (Leisure Products)	18	50
Sonic Automotive, Inc. - Class A (Specialty Retail)	13	657
Sonos, Inc.* (Household Durables)	115	1,792
SoundHound AI, Inc.* - Class A (Software)	125	208
SoundThinking, Inc.* (Software)	9	186
South Plains Financial, Inc. (Banks)	11	298
Southern First Bancshares, Inc.* (Banks)	7	262
Southern Missouri Bancorp, Inc. (Banks)	9	392
Southern States Bancshares, Inc. (Banks)	7	179
Southland Holdings, Inc.* (Construction & Engineering)	4	20
Southside Bancshares, Inc. (Banks)	26	814
SouthState Corp. (Banks)	69	5,735
Southwest Gas Holdings, Inc. (Gas Utilities)	56	3,286
Sovos Brands, Inc.* (Food Products)	50	1,103
SP Plus Corp.* (Commercial Services & Supplies)	18	931
SpartanNash Co. (Consumer Staples Distribution & Retail)	31	695
Sphere Entertainment Co.* (Entertainment)	24	849
Spire, Inc. (Gas Utilities)	47	2,668
Spirit Airlines, Inc.(a) (Passenger Airlines)	99	623
Spok Holdings, Inc. (Wireless Telecommunication Services)	16	265
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	34	131
SpringWorks Therapeutics, Inc.* (Biotechnology)	61	2,692
Sprinklr, Inc.* - Class A (Software)	96	1,198
Sprout Social, Inc.* - Class A (Software)	43	2,637
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	92	4,635
SPS Commerce, Inc.* (Software)	33	6,064
SPX Technologies, Inc.* (Machinery)	40	4,026
Squarespace, Inc.* - Class A (IT Services)	46	1,426
STAAR Surgical Co.* (Health Care Equipment & Supplies)	44	1,232
Stagwell, Inc.* (Media)	73	476
Standard Motor Products, Inc. (Automobile Components)	19	767
Standex International Corp. (Machinery)	11	1,624
Star Holdings* (Diversified REITs)	12	139
Steelcase, Inc. - Class A (Commercial Services & Supplies)	84	1,065
Stellar Bancorp, Inc. (Banks)	44	1,101
Stem, Inc.*(a) (Electrical Equipment)	129	382
Stepan Co. (Chemicals)	19	1,696
StepStone Group, Inc. - Class A (Capital Markets)	49	1,639
Sterling Bancorp, Inc.* (Banks)	20	108
Sterling Check Corp.* (Professional Services)	28	382
Sterling Infrastructure, Inc.* (Construction & Engineering)	27	2,028
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	68	2,848
Stewart Information Services Corp. (Insurance)	24	1,480
Stitch Fix, Inc.* - Class A (Specialty Retail)	77	246
Stock Yards Bancorp, Inc. (Banks)	25	1,243
Stoke Therapeutics, Inc.* (Biotechnology)	25	121
StoneCo, Ltd.* - Class A (Financial Services)	264	4,539
Stoneridge, Inc.* (Automobile Components)	24	427
StoneX Group, Inc.* (Capital Markets)	24	1,578
Strategic Education, Inc. (Diversified Consumer Services)	20	1,881
Stratus Properties, Inc.* (Real Estate Management & Development)	5	115
Stride, Inc.* (Diversified Consumer Services)	38	2,278
Sturm Ruger & Co., Inc. (Leisure Products)	16	699
Summit Financial Group, Inc. (Banks)	10	283
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	95	616
Summit Materials, Inc.* - Class A (Construction Materials)	108	3,908
Summit Therapeutics, Inc.* (Biotechnology)	105	412
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	34	463
SunCoke Energy, Inc. (Metals & Mining)	76	779
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	96	1,010
SunOpta, Inc.* (Food Products)	85	506
SunPower Corp.*(a) (Electrical Equipment)	79	239
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	189	2,016
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	123	385
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	42	22,244
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	44	1,218
Surgery Partners, Inc.* (Health Care Providers & Services)	68	2,087
Surmodics, Inc.* (Health Care Equipment & Supplies)	12	423

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sutro Biopharma, Inc.* (Biotechnology)	54	$234
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	87	929
SWK Holdings Corp.* (Financial Services)	3	52
Sylvamo Corp. (Paper & Forest Products)	32	1,485
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	36	3,845
Syndax Pharmaceuticals, Inc.* (Biotechnology)	60	1,229
System1, Inc.* (Interactive Media & Services)	30	54
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	21	319
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	122	1,582
Tanger, Inc. (Retail REITs)	93	2,502
Tango Therapeutics, Inc.* (Biotechnology)	40	470
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	28	271
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	7	301
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	26	708
Taylor Morrison Home Corp.* (Household Durables)	94	4,901
TechTarget, Inc.* (Media)	23	786
Teekay Corp.* (Oil, Gas & Consumable Fuels)	56	503
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	22	1,376
TEGNA, Inc. (Media)	183	2,853
Tejon Ranch Co.* (Real Estate Management & Development)	19	300
Tela Bio, Inc.* (Health Care Equipment & Supplies)	15	104
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	90	1,729
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	500	251
Tenable Holdings, Inc.* (Software)	103	4,851
Tenaya Therapeutics, Inc.* (Biotechnology)	42	177
Tennant Co. (Machinery)	17	1,607
Terawulf, Inc.* (Software)	134	224
Terex Corp. (Machinery)	60	3,686
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	39	202
Terran Orbital Corp.* (Aerospace & Defense)	90	74
Terreno Realty Corp. (Industrial REITs)	75	4,479
TETRA Technologies, Inc.* (Energy Equipment & Services)	113	473
Texas Capital Bancshares, Inc.* (Banks)	43	2,623
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	37	1,837
TG Therapeutics, Inc.* (Biotechnology)	125	2,030
The Andersons, Inc. (Consumer Staples Distribution & Retail)	29	1,529
The Bancorp, Inc.* (Banks)	47	2,051
The Bank of NT Butterfield & Son, Ltd. (Banks)	44	1,335
The Beauty Health Co.* (Personal Care Products)	74	217
The Brink’s Co. (Commercial Services & Supplies)	42	3,396
The Buckle, Inc. (Specialty Retail)	28	1,041
The Cato Corp. - Class A (Specialty Retail)	16	108
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	44	1,512
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	32	1,018
The Children’s Place, Inc.* (Specialty Retail)	11	245
The Duckhorn Portfolio, Inc.* (Beverages)	40	345
The E.W. Scripps Co.* - Class A (Media)	54	430
The Ensign Group, Inc. (Health Care Providers & Services)	49	5,549
The First Bancorp, Inc. (Banks)	9	225
The First Bancshares, Inc. (Banks)	28	712
The First of Long Island Corp. (Banks)	19	228
The GEO Group, Inc.* (Commercial Services & Supplies)	109	1,212
The Goodyear Tire & Rubber Co.* (Automobile Components)	255	3,555
The Gorman-Rupp Co. (Machinery)	21	701
The Greenbrier Cos., Inc. (Machinery)	28	1,273
The Hackett Group, Inc. (IT Services)	23	532
The Hain Celestial Group, Inc.* (Food Products)	81	868
The Joint Corp.* (Health Care Providers & Services)	13	127
The Lovesac Co.* (Household Durables)	13	301
The Macerich Co. (Retail REITs)	196	3,095
The Manitowoc Co., Inc.* (Machinery)	32	515
The Marcus Corp. (Entertainment)	22	299
The ODP Corp.* (Specialty Retail)	29	1,483
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	20	88
The Pennant Group, Inc.* (Health Care Providers & Services)	26	390
The RMR Group, Inc. - Class A (Real Estate Management & Development)	14	365
The Shyft Group, Inc. (Machinery)	31	336
The Simply Good Foods Co.* (Food Products)	82	3,099
The St Joe Co. (Real Estate Management & Development)	31	1,711
The Vita Coco Co., Inc.* (Beverages)	26	512
The York Water Co. (Water Utilities)	13	466
Theravance Biopharma, Inc.* (Pharmaceuticals)	47	446
Thermon Group Holdings, Inc.* (Electrical Equipment)	30	983
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	18	73
Third Coast Bancshares, Inc.* (Banks)	12	228
Third Harmonic Bio, Inc.* (Pharmaceuticals)	18	156
Thoughtworks Holding, Inc.* (IT Services)	84	393
ThredUp, Inc.* - Class A (Specialty Retail)	65	132
Thryv Holdings, Inc.* (Media)	28	572
Tidewater, Inc.* (Energy Equipment & Services)	42	2,822
Tile Shop Holdings, Inc.* (Specialty Retail)	26	169
Tilly’s, Inc.* - Class A (Specialty Retail)	20	147
Timberland Bancorp, Inc. (Banks)	7	196
TimkenSteel Corp.* (Metals & Mining)	39	801
Tingo Group, Inc.*+ (Wireless Telecommunication Services)	96	–
Tiptree, Inc. (Insurance)	22	416

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Titan International, Inc.* (Machinery)	47	$694
Titan Machinery, Inc.* (Trading Companies & Distributors)	19	508
Tompkins Financial Corp. (Banks)	13	642
Topgolf Callaway Brands Corp.* (Leisure Products)	130	1,711
Torrid Holdings, Inc.* (Specialty Retail)	11	57
Towne Bank (Banks)	64	1,799
Townsquare Media, Inc. - Class A (Media)	11	118
TPG RE Finance Trust, Inc. (Mortgage REITs)	63	384
TPI Composites, Inc.* (Electrical Equipment)	37	100
Traeger, Inc.* (Household Durables)	32	70
Transcat, Inc.* (Trading Companies & Distributors)	7	770
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	40
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	29	2,487
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	27	131
Travere Therapeutics, Inc.* (Biotechnology)	66	589
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	41	553
Tredegar Corp. (Metals & Mining)	24	114
TreeHouse Foods, Inc.* (Food Products)	47	1,979
Trevi Therapeutics, Inc.* (Pharmaceuticals)	38	54
Tri Pointe Homes, Inc.* (Household Durables)	87	3,004
TriCo Bancshares (Banks)	28	1,018
TriMas Corp. (Containers & Packaging)	38	938
TriNet Group, Inc.* (Professional Services)	29	3,297
Trinity Industries, Inc. (Machinery)	74	1,860
Trinseo PLC (Chemicals)	32	193
Triumph Financial, Inc.* (Banks)	20	1,413
Triumph Group, Inc.* (Aerospace & Defense)	58	940
Tronox Holdings PLC (Chemicals)	106	1,462
TrueBlue, Inc.* (Professional Services)	28	386
TrueCar, Inc.* (Interactive Media & Services)	81	287
Trupanion, Inc.*(a) (Insurance)	36	979
TrustCo Bank Corp. (Banks)	17	491
Trustmark Corp. (Banks)	55	1,484
TTEC Holdings, Inc. (Professional Services)	18	367
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	94	1,308
Tucows, Inc.* - Class A (IT Services)	9	208
Turning Point Brands, Inc. (Tobacco)	15	364
Turnstone Biologics Corp.* (Biotechnology)	6	16
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	15	171
Tutor Perini Corp.* (Construction & Engineering)	38	340
Twist Bioscience Corp.* (Biotechnology)	51	1,652
Two Harbors Investment Corp. (Mortgage REITs)	88	1,096
Tyra Biosciences, Inc.* (Biotechnology)	13	174
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	13	1,199
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	68	729
Udemy, Inc.* (Diversified Consumer Services)	80	1,087
UFP Industries, Inc. (Building Products)	54	6,126
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	6	1,011
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	40	1,528
UMB Financial Corp. (Banks)	40	3,300
UMH Properties, Inc. (Residential REITs)	54	816
UniFirst Corp. (Commercial Services & Supplies)	14	2,372
Unisys Corp.* (IT Services)	60	404
United Bankshares, Inc. (Banks)	118	4,230
United Community Banks, Inc. (Banks)	105	2,871
United Fire Group, Inc. (Insurance)	19	426
United Homes Group, Inc.* (Household Durables)	5	38
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	53	790
United States Lime & Minerals, Inc. (Construction Materials)	2	517
Uniti Group, Inc. (Specialized REITs)	216	1,136
Unitil Corp. (Multi-Utilities)	14	665
Unity Bancorp, Inc. (Banks)	7	192
Universal Corp. (Tobacco)	22	1,275
Universal Health Realty Income Trust (Health Care REITs)	12	478
Universal Insurance Holdings, Inc. (Insurance)	22	366
Universal Logistics Holdings, Inc. (Ground Transportation)	6	183
Universal Technical Institute, Inc.* (Diversified Consumer Services)	30	424
Univest Financial Corp. (Banks)	26	552
Upbound Group, Inc. (Specialty Retail)	50	1,660
Upstart Holdings, Inc.*(a) (Consumer Finance)	66	2,096
Upwork, Inc.* (Professional Services)	113	1,549
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	342	2,613
Urban Edge Properties (Retail REITs)	104	1,796
Urban One, Inc.* (Media)	10	36
Urban One, Inc.* (Media)	8	29
Urban Outfitters, Inc.* (Specialty Retail)	58	2,204
UroGen Pharma, Ltd.* (Biotechnology)	25	393
USANA Health Sciences, Inc.* (Personal Care Products)	10	468
USCB Financial Holdings, Inc.* (Banks)	10	121
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	238
Utz Brands, Inc. (Food Products)	65	1,151
V2X, Inc.* (Aerospace & Defense)	10	389
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	98	417
Valaris, Ltd.* (Energy Equipment & Services)	55	3,403
Valhi, Inc. (Chemicals)	2	28
Valley National Bancorp (Banks)	391	3,761
Value Line, Inc. (Capital Markets)	1	45
Vanda Pharmaceuticals, Inc.* (Biotechnology)	51	184

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Varex Imaging Corp.* (Health Care Equipment & Supplies)	35	$674
Varonis Systems, Inc.* (Software)	98	4,398
Vaxcyte, Inc.* (Biotechnology)	85	6,070
Vaxxinity, Inc.* - Class A (Biotechnology)	39	28
Vector Group, Ltd. (Tobacco)	132	1,382
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	46	1,466
Velo3D, Inc.* (Machinery)	82	26
Velocity Financial, Inc.* (Financial Services)	8	126
Ventyx Biosciences, Inc.* (Pharmaceuticals)	42	89
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	24	184
Vera Therapeutics, Inc.* (Biotechnology)	31	1,129
Veracyte, Inc.* (Biotechnology)	66	1,651
Veradigm, Inc.* (Health Care Technology)	98	895
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1	3
Vericel Corp.* (Biotechnology)	43	1,848
Verint Systems, Inc.* (Software)	57	1,692
Veris Residential, Inc. (Residential REITs)	72	1,098
Veritex Holdings, Inc. (Banks)	47	987
Veritone, Inc.* (Software)	24	40
Verra Mobility Corp.* (Professional Services)	126	3,013
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	19	107
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	59	86
Verve Therapeutics, Inc.* (Biotechnology)	47	509
Viad Corp.* (Commercial Services & Supplies)	18	595
Viant Technology, Inc.* - Class A (Software)	13	111
Viavi Solutions, Inc.* (Communications Equipment)	200	1,966
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	91	37
Vicor Corp.* (Electrical Equipment)	20	753
Victory Capital Holdings, Inc. - Class A (Capital Markets)	24	810
Viemed Healthcare, Inc.* (Health Care Providers & Services)	31	252
Vigil Neuroscience, Inc.* (Biotechnology)	15	41
Viking Therapeutics, Inc.* (Biotechnology)	87	2,100
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	8	203
Vimeo, Inc.* (Interactive Media & Services)	138	548
Vir Biotechnology, Inc.* (Biotechnology)	76	714
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	297	529
Virginia National Bankshares Corp. (Banks)	4	132
Viridian Therapeutics, Inc.* (Biotechnology)	39	751
Virtus Investment Partners, Inc. (Capital Markets)	6	1,417
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	117	2,542
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	351
Vista Outdoor, Inc.* (Leisure Products)	52	1,459
Visteon Corp.* (Automobile Components)	25	2,882
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	21	920
Vital Farms, Inc.* (Food Products)	28	403
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	23	483
Vivid Seats, Inc.* - Class A (Entertainment)	22	126
Vizio Holding Corp.* - Class A (Household Durables)	69	483
Vor BioPharma, Inc.* (Biotechnology)	34	78
VOXX International Corp.* (Household Durables)	11	92
Voyager Therapeutics, Inc.* (Biotechnology)	29	211
VSE Corp. (Commercial Services & Supplies)	12	745
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	53	89
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	89	271
Wabash National Corp. (Machinery)	42	1,063
WaFd, Inc. (Banks)	58	1,684
Waldencast PLC* - Class A (Personal Care Products)	33	233
Walker & Dunlop, Inc. (Financial Services)	29	2,801
Warby Parker, Inc.* - Class A (Specialty Retail)	77	982
Warrior Met Coal, Inc. (Metals & Mining)	47	3,016
Washington Trust Bancorp, Inc. (Banks)	15	417
Waterstone Financial, Inc. (Financial Services)	16	213
Watts Water Technologies, Inc. - Class A (Machinery)	25	4,949
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	53	229
WD-40 Co. (Household Products)	12	3,108
Weatherford International PLC* (Energy Equipment & Services)	64	5,731
Weave Communications, Inc.* (Software)	30	376
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	15	911
Werner Enterprises, Inc. (Ground Transportation)	57	2,254
WesBanco, Inc. (Banks)	52	1,526
West Bancorp, Inc. (Banks)	15	282
Westamerica Bancorp (Banks)	23	1,098
Westrock Coffee Co.* (Food Products)	26	269
Weyco Group, Inc. (Distributors)	5	161
Whitestone REIT (Retail REITs)	44	568
WideOpenWest, Inc.* (Media)	45	167
Willdan Group, Inc.* (Professional Services)	11	211
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	147
Winmark Corp. (Specialty Retail)	3	1,082
Winnebago Industries, Inc. (Automobiles)	26	1,708
WisdomTree, Inc. (Capital Markets)	125	846
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	70	585
Workhorse Group, Inc.* (Automobiles)	187	50
Workiva, Inc.* (Software)	45	4,182
World Acceptance Corp.* (Consumer Finance)	4	525
World Kinect Corp. (Oil, Gas & Consumable Fuels)	54	1,219
Worthington Enterprises, Inc. (Household Durables)	28	1,597
Worthington Steel, Inc.* (Metals & Mining)	28	839
WSFS Financial Corp. (Banks)	55	2,448

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
WW International, Inc.* (Diversified Consumer Services)	49	$184
X4 Pharmaceuticals, Inc.* (Biotechnology)	111	87
Xencor, Inc.* (Biotechnology)	52	972
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	97	1,293
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	120	295
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	106	1,957
XOMA Corp.* (Biotechnology)	7	140
Xometry, Inc.* - Class A (Trading Companies & Distributors)	31	998
XPEL, Inc.* (Automobile Components)	20	1,069
Xperi, Inc.* (Software)	39	417
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	23	254
Yelp, Inc.* (Interactive Media & Services)	60	2,624
Yext, Inc.* (Software)	97	575
Y-mAbs Therapeutics, Inc.* (Biotechnology)	33	422
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	53	628
Zeta Global Holdings Corp.* - Class A (Software)	126	1,220
Zevia PBC* - Class A (Beverages)	23	39
Zevra Therapeutics, Inc.* (Pharmaceuticals)	33	191
Ziff Davis, Inc.* (Interactive Media & Services)	42	2,831
Zimvie, Inc.* (Health Care Equipment & Supplies)	23	402
ZipRecruiter, Inc.* (Interactive Media & Services)	61	849
Zumiez, Inc.* (Specialty Retail)	14	240
Zuora, Inc.* - Class A (Software)	120	1,097
Zura Bio, Ltd.* (Biotechnology)	15	43
Zurn Elkay Water Solutions Corp. (Building Products)	134	3,973
Zymeworks, Inc.* (Biotechnology)	49	531
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	16	189
TOTAL COMMON STOCKS (Cost $1,320,681)		2,206,953

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	98	18
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	56	–
TOTAL RIGHTS (Cost $–)		18

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		—

Repurchase Agreements(b)(c)  (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.19%, dated 1/31/24, due 2/1/24, total to be received $1,203,173	$1,203,000	$1,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,203,000)		1,203,000

Collateral for Securities Loaned(d)  (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.24%(e)	28,993	$28,993
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,993)		28,993
TOTAL INVESTMENT SECURITIES (Cost $2,552,674) - 80.1%		3,438,964
Net other assets (liabilities) - 19.9%		852,457
NET ASSETS - 100.0%		$4,291,421

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2024. The total value of securities on loan as of January 31, 2024 was $26,835.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $138,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2024.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/18/24	$195,590	$7,621

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/24	5.73%	$1,476,084	$(42,482)
Russell 2000 Index	UBS AG	2/27/24	5.33%	403,099	(13,361)
				$1,879,183	$(55,843)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$19,102	0.4%
Air Freight & Logistics	4,548	0.1%
Automobile Components	29,267	0.7%
Automobiles	2,079	NM
Banks	203,739	4.8%
Beverages	8,572	0.2%
Biotechnology	169,359	3.9%
Broadline Retail	1,834	NM
Building Products	44,833	1.0%
Capital Markets	31,070	0.7%
Chemicals	41,368	1.0%
Commercial Services & Supplies	34,006	0.8%
Communications Equipment	11,879	0.3%
Construction & Engineering	36,950	0.9%
Construction Materials	7,765	0.2%
Consumer Finance	17,509	0.4%
Consumer Staples Distribution & Retail	12,924	0.3%
Containers & Packaging	5,987	0.1%
Distributors	161	NM
Diversified Consumer Services	25,844	0.6%
Diversified REITs	13,332	0.3%
Diversified Telecommunication Services	10,957	0.3%
Electric Utilities	15,474	0.4%
Electrical Equipment	31,091	0.7%
Electronic Equipment, Instruments & Components	60,415	1.4%
Energy Equipment & Services	53,329	1.2%
Entertainment	8,400	0.2%
Financial Services	53,603	1.3%
Food Products	22,121	0.5%
Gas Utilities	19,706	0.5%
Ground Transportation	9,962	0.2%
Health Care Equipment & Supplies	61,930	1.4%
Health Care Providers & Services	55,693	1.3%
Health Care REITs	12,779	0.3%
Health Care Technology	9,573	0.2%
Hotel & Resort REITs	19,631	0.5%
Hotels, Restaurants & Leisure	48,098	1.1%
Household Durables	52,410	1.2%
Household Products	7,331	0.2%
Independent Power and Renewable Electricity Producers	4,842	0.1%
Industrial Conglomerates	551	NM
Industrial REITs	10,078	0.2%
Insurance	40,955	1.0%
Interactive Media & Services	15,685	0.4%
IT Services	11,881	0.3%
Leisure Products	8,588	0.2%
Life Sciences Tools & Services	6,655	0.2%
Machinery	78,027	1.8%
Marine Transportation	6,923	0.2%
Media	14,333	0.3%
Metals & Mining	40,082	0.9%
Mortgage REITs	25,277	0.6%
Multi-Utilities	8,864	0.2%
Office REITs	15,985	0.4%
Oil, Gas & Consumable Fuels	101,351	2.4%
Paper & Forest Products	2,038	NM
Passenger Airlines	8,131	0.2%
Personal Care Products	22,045	0.5%
Pharmaceuticals	38,979	0.9%
Professional Services	56,875	1.3%
Real Estate Management & Development	16,452	0.4%
Residential REITs	8,665	0.2%
Retail REITs	26,449	0.6%
Semiconductors & Semiconductor Equipment	67,822	1.6%
Software	127,662	3.0%
Specialized REITs	9,768	0.2%
Specialty Retail	55,910	1.3%
Technology Hardware, Storage & Peripherals	26,905	0.6%
Textiles, Apparel & Luxury Goods	11,842	0.3%
Tobacco	3,197	0.1%
Trading Companies & Distributors	47,884	1.1%
Water Utilities	9,114	0.2%
Wireless Telecommunication Services	2,525	0.1%
Other **	2,084,450	48.6%
Total	$4,291,421	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (66.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,073	$101,238
A.O. Smith Corp. (Building Products)	238	18,471
Abbott Laboratories (Health Care Equipment & Supplies)	3,373	381,656
AbbVie, Inc. (Biotechnology)	3,430	563,893
Accenture PLC - Class A (IT Services)	1,219	443,571
Adobe, Inc.* (Software)	884	546,118
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,139	526,379
Aflac, Inc. (Insurance)	1,034	87,208
Agilent Technologies, Inc. (Life Sciences Tools & Services)	567	73,767
Air Products and Chemicals, Inc. (Chemicals)	433	110,722
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	844	121,654
Akamai Technologies, Inc.* (IT Services)	293	36,106
Albemarle Corp. (Chemicals)	228	26,161
Alexandria Real Estate Equities, Inc. (Office REITs)	304	36,753
Align Technology, Inc.* (Health Care Equipment & Supplies)	139	37,157
Allegion PLC (Building Products)	171	21,185
Alliant Energy Corp. (Electric Utilities)	496	24,135
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,497	1,610,730
Alphabet, Inc.* - Class C (Interactive Media & Services)	9,675	1,371,915
Altria Group, Inc. (Tobacco)	3,439	137,973
Amazon.com, Inc.* (Broadline Retail)	17,667	2,741,918
Amcor PLC (Containers & Packaging)	2,813	26,527
Ameren Corp. (Multi-Utilities)	511	35,550
American Airlines Group, Inc.* (Passenger Airlines)	1,274	18,129
American Electric Power Co., Inc. (Electric Utilities)	1,022	79,859
American Express Co. (Consumer Finance)	1,118	224,427
American International Group, Inc. (Insurance)	1,364	94,812
American Tower Corp. (Specialized REITs)	904	176,867
American Water Works Co., Inc. (Water Utilities)	377	46,756
Ameriprise Financial, Inc. (Capital Markets)	197	76,206
AMETEK, Inc. (Electrical Equipment)	448	72,598
Amgen, Inc. (Biotechnology)	1,040	326,831
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,162	117,478
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	968	186,204
ANSYS, Inc.* (Software)	170	55,731
Aon PLC - Class A (Insurance)	388	115,791
APA Corp. (Oil, Gas & Consumable Fuels)	599	18,767
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,400	5,236,961
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,624	266,823
Aptiv PLC* (Automobile Components)	549	44,650
Arch Capital Group, Ltd.* (Insurance)	726	59,844
Archer-Daniels-Midland Co. (Food Products)	1,037	57,636
Arista Networks, Inc.* (Communications Equipment)	490	126,753
Arthur J. Gallagher & Co. (Insurance)	420	97,507
Assurant, Inc. (Insurance)	102	17,131
AT&T, Inc. (Diversified Telecommunication Services)	13,894	245,785
Atmos Energy Corp. (Gas Utilities)	290	33,043
Autodesk, Inc.* (Software)	416	105,585
Automatic Data Processing, Inc. (Professional Services)	799	196,377
AutoZone, Inc.* (Specialty Retail)	34	93,912
AvalonBay Communities, Inc. (Residential REITs)	276	49,407
Avery Dennison Corp. (Containers & Packaging)	157	31,314
Axon Enterprise, Inc.* (Aerospace & Defense)	138	34,370
Baker Hughes Co. (Energy Equipment & Services)	1,958	55,803
Ball Corp. (Containers & Packaging)	614	34,046
Bank of America Corp. (Banks)	13,379	455,020
Bath & Body Works, Inc. (Specialty Retail)	444	18,941
Baxter International, Inc. (Health Care Equipment & Supplies)	987	38,187
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	563	134,450
Berkshire Hathaway, Inc.* - Class B (Financial Services)	3,535	1,356,520
Best Buy Co., Inc. (Specialty Retail)	377	27,329
Biogen, Inc.* (Biotechnology)	281	69,311
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	41	13,156
Bio-Techne Corp. (Life Sciences Tools & Services)	307	21,588
BlackRock, Inc. (Capital Markets)	272	210,612
Blackstone, Inc. (Capital Markets)	1,380	171,741
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	67	235,000
BorgWarner, Inc. (Automobile Components)	462	15,662
Boston Properties, Inc. (Office REITs)	281	18,687
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,845	179,975
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,956	193,330
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	853	1,006,540
Broadridge Financial Solutions, Inc. (Professional Services)	230	46,966
Brown & Brown, Inc. (Insurance)	460	35,678
Brown-Forman Corp. - Class B (Beverages)	357	19,599
Builders FirstSource, Inc.* (Building Products)	239	41,521
Bunge Global SA (Food Products)	282	24,841
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	227	19,088
Cadence Design Systems, Inc.* (Software)	529	152,595
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	421	18,469
Camden Property Trust (Residential REITs)	207	19,425
Campbell Soup Co. (Food Products)	383	17,093

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	740	$100,137
Cardinal Health, Inc. (Health Care Providers & Services)	479	52,302
CarMax, Inc.* (Specialty Retail)	308	21,923
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,962	32,530
Carrier Global Corp. (Building Products)	1,632	89,287
Catalent, Inc.* (Pharmaceuticals)	352	18,177
Caterpillar, Inc. (Machinery)	992	297,907
Cboe Global Markets, Inc. (Capital Markets)	205	37,689
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	592	51,096
CDW Corp. (Electronic Equipment, Instruments & Components)	261	59,174
Celanese Corp. (Chemicals)	196	28,673
Cencora, Inc. (Health Care Providers & Services)	323	75,156
Centene Corp.* (Health Care Providers & Services)	1,038	78,172
CenterPoint Energy, Inc. (Multi-Utilities)	1,230	34,366
CF Industries Holdings, Inc. (Chemicals)	372	28,090
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	99	21,412
Charter Communications, Inc.* - Class A (Media)	197	73,030
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,410	502,736
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	53	127,665
Chubb, Ltd. (Insurance)	793	194,284
Church & Dwight Co., Inc. (Household Products)	479	47,828
Cincinnati Financial Corp. (Insurance)	304	33,683
Cintas Corp. (Commercial Services & Supplies)	170	102,777
Cisco Systems, Inc. (Communications Equipment)	7,871	394,966
Citigroup, Inc. (Banks)	3,720	208,952
Citizens Financial Group, Inc. (Banks)	908	29,692
CME Group, Inc. (Capital Markets)	700	144,088
CMS Energy Corp. (Multi-Utilities)	568	32,467
Cognizant Technology Solutions Corp. - Class A (IT Services)	975	75,192
Colgate-Palmolive Co. (Household Products)	1,599	134,636
Comcast Corp. - Class A (Media)	7,804	363,198
Comerica, Inc. (Banks)	257	13,513
Conagra Brands, Inc. (Food Products)	932	27,168
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,307	258,084
Consolidated Edison, Inc. (Multi-Utilities)	671	60,994
Constellation Brands, Inc. - Class A (Beverages)	314	76,955
Constellation Energy Corp. (Electric Utilities)	620	75,640
Copart, Inc.* (Commercial Services & Supplies)	1,699	81,620
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,496	48,605
Corteva, Inc. (Chemicals)	1,372	62,399
CoStar Group, Inc.* (Real Estate Management & Development)	793	66,199
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	859	596,902
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,466	36,474
Crown Castle, Inc. (Specialized REITs)	842	91,147
CSX Corp. (Ground Transportation)	3,843	137,195
Cummins, Inc. (Machinery)	276	66,047
CVS Health Corp. (Health Care Providers & Services)	2,495	185,552
D.R. Horton, Inc. (Household Durables)	585	83,602
Danaher Corp. (Life Sciences Tools & Services)	1,277	306,365
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	234	38,044
DaVita, Inc.* (Health Care Providers & Services)	104	11,249
Dayforce, Inc.* (Professional Services)	303	21,065
Deere & Co. (Machinery)	520	204,661
Delta Air Lines, Inc. (Passenger Airlines)	1,252	49,003
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	415	14,421
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,247	52,399
Dexcom, Inc.* (Health Care Equipment & Supplies)	751	91,134
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	346	53,194
Digital Realty Trust, Inc. (Specialized REITs)	589	82,731
Discover Financial Services (Consumer Finance)	486	51,283
Dollar General Corp. (Consumer Staples Distribution & Retail)	426	56,262
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	406	53,032
Dominion Energy, Inc. (Multi-Utilities)	1,628	74,432
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	67	28,557
Dover Corp. (Machinery)	272	40,740
Dow, Inc. (Chemicals)	1,365	73,164
DTE Energy Co. (Multi-Utilities)	401	42,273
Duke Energy Corp. (Electric Utilities)	1,497	143,458
DuPont de Nemours, Inc. (Chemicals)	836	51,665
Eastman Chemical Co. (Chemicals)	231	19,300
Eaton Corp. PLC (Electrical Equipment)	776	190,959
eBay, Inc. (Broadline Retail)	1,010	41,481
Ecolab, Inc. (Chemicals)	494	97,921
Edison International (Electric Utilities)	745	50,273
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,179	92,516
Electronic Arts, Inc. (Entertainment)	476	65,488
Elevance Health, Inc. (Health Care Providers & Services)	456	225,008
Eli Lilly & Co. (Pharmaceuticals)	1,550	1,000,695
Emerson Electric Co. (Electrical Equipment)	1,106	101,453
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	265	27,594
Entergy Corp. (Electric Utilities)	411	41,001
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,133	128,924
EPAM Systems, Inc.* (IT Services)	112	31,148

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
EQT Corp. (Oil, Gas & Consumable Fuels)	802		$28,391
Equifax, Inc. (Professional Services)	239		58,397
Equinix, Inc. (Specialized REITs)	183		151,847
Equity Residential (Residential REITs)	673		40,508
Essex Property Trust, Inc. (Residential REITs)	124		28,925
Etsy, Inc.* (Broadline Retail)	233		15,508
Everest Group, Ltd. (Insurance)	83		31,953
Evergy, Inc. (Electric Utilities)	448		22,745
Eversource Energy (Electric Utilities)	680		36,870
Exelon Corp. (Electric Utilities)	1,937		67,427
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	259		38,417
Expeditors International of Washington, Inc. (Air Freight & Logistics)	282		35,625
Extra Space Storage, Inc. (Specialized REITs)	411		59,365
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,780		799,861
F5, Inc.* (Communications Equipment)	115		21,126
FactSet Research Systems, Inc. (Capital Markets)	74		35,218
Fair Isaac Corp.* (Software)	48		57,544
Fastenal Co. (Trading Companies & Distributors)	1,111		75,804
Federal Realty Investment Trust (Retail REITs)	143		14,547
FedEx Corp. (Air Freight & Logistics)	450		108,581
Fidelity National Information Services, Inc. (Financial Services)	1,152		71,724
Fifth Third Bancorp (Banks)	1,326		45,402
First Horizon Corp. (Banks)	–	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	207		30,284
FirstEnergy Corp. (Electric Utilities)	1,008		36,973
Fiserv, Inc.* (Financial Services)	1,165		165,279
FleetCor Technologies, Inc.* (Financial Services)	141		40,880
FMC Corp. (Chemicals)	243		13,657
Ford Motor Co. (Automobiles)	7,644		89,588
Fortinet, Inc.* (Software)	1,239		79,903
Fortive Corp. (Machinery)	683		53,397
Fox Corp. - Class A (Media)	484		15,633
Fox Corp. - Class B (Media)	261		7,833
Franklin Resources, Inc. (Capital Markets)	551		14,673
Freeport-McMoRan, Inc. (Metals & Mining)	2,788		110,656
Garmin, Ltd. (Household Durables)	297		35,489
Gartner, Inc.* (IT Services)	153		69,988
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	761		55,827
Gen Digital, Inc. (Software)	1,099		25,805
Generac Holdings, Inc.* (Electrical Equipment)	119		13,527
General Dynamics Corp. (Aerospace & Defense)	440		116,596
General Electric Co. (Industrial Conglomerates)	2,114		279,935
General Mills, Inc. (Food Products)	1,131		73,413
General Motors Co. (Automobiles)	2,664		103,363
Genuine Parts Co. (Distributors)	272		38,143
Gilead Sciences, Inc. (Biotechnology)	2,420		189,389
Global Payments, Inc. (Financial Services)	505		67,281
Globe Life, Inc. (Insurance)	167		20,511
Halliburton Co. (Energy Equipment & Services)	1,741		62,067
Hasbro, Inc. (Leisure Products)	255		12,482
HCA Healthcare, Inc. (Health Care Providers & Services)	385		117,387
Healthpeak Properties, Inc. (Health Care REITs)	1,066		19,721
Henry Schein, Inc.* (Health Care Providers & Services)	255		19,084
Hess Corp. (Oil, Gas & Consumable Fuels)	536		75,324
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,497		38,179
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	498		95,098
Hologic, Inc.* (Health Care Equipment & Supplies)	476		35,433
Honeywell International, Inc. (Industrial Conglomerates)	1,280		258,893
Hormel Foods Corp. (Food Products)	566		17,189
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,374		26,408
Howmet Aerospace, Inc. (Aerospace & Defense)	760		42,758
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,695		48,663
Hubbell, Inc. (Electrical Equipment)	104		34,899
Humana, Inc. (Health Care Providers & Services)	239		90,356
Huntington Bancshares, Inc. (Banks)	2,818		35,873
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	77		19,937
IDEX Corp. (Machinery)	146		30,879
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	161		82,928
Illinois Tool Works, Inc. (Machinery)	532		138,798
Illumina, Inc.* (Life Sciences Tools & Services)	308		44,047
Incyte Corp.* (Biotechnology)	363		21,334
Ingersoll Rand, Inc. (Machinery)	786		62,770
Insulet Corp.* (Health Care Equipment & Supplies)	137		26,149
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,190		352,825
Intercontinental Exchange, Inc. (Capital Markets)	1,111		141,464
International Business Machines Corp. (IT Services)	1,774		325,813
International Flavors & Fragrances, Inc. (Chemicals)	496		40,017
International Paper Co. (Containers & Packaging)	674		24,149
Intuit, Inc. (Software)	544		343,444
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	684		258,702
Invesco, Ltd. (Capital Markets)	877		13,883
Invitation Homes, Inc. (Residential REITs)	1,121		36,915
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	356		74,130
Iron Mountain, Inc. (Specialized REITs)	569		38,419
J.B. Hunt Transport Services, Inc. (Ground Transportation)	158		31,755

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Jabil, Inc. (Electronic Equipment, Instruments & Components)	248	$31,072
Jack Henry & Associates, Inc. (Financial Services)	142	23,548
Jacobs Solutions, Inc. (Professional Services)	245	33,019
Johnson & Johnson (Pharmaceuticals)	4,677	743,175
Johnson Controls International PLC (Building Products)	1,321	69,603
JPMorgan Chase & Co. (Banks)	5,617	979,380
Juniper Networks, Inc. (Communications Equipment)	623	23,026
Kellanova (Food Products)	513	28,092
Kenvue, Inc. (Personal Care Products)	3,352	69,588
Keurig Dr Pepper, Inc. (Beverages)	1,959	61,591
KeyCorp (Banks)	1,823	26,488
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	344	52,721
Kimberly-Clark Corp. (Household Products)	657	79,477
Kimco Realty Corp. (Retail REITs)	1,281	25,876
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,760	63,619
KLA Corp. (Semiconductors & Semiconductor Equipment)	264	156,827
L3Harris Technologies, Inc. (Aerospace & Defense)	368	76,699
Laboratory Corp. of America Holdings (Health Care Providers & Services)	165	36,680
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	256	211,244
Lamb Weston Holding, Inc. (Food Products)	281	28,786
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	718	35,125
Leidos Holdings, Inc. (Professional Services)	266	29,385
Lennar Corp. - Class A (Household Durables)	486	72,827
Linde PLC (Chemicals)	943	381,754
Live Nation Entertainment, Inc.* (Entertainment)	276	24,523
LKQ Corp. (Distributors)	521	24,315
Lockheed Martin Corp. (Aerospace & Defense)	430	184,646
Loews Corp. (Insurance)	356	25,938
Lowe's Cos., Inc. (Specialty Retail)	1,121	238,594
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	223	101,202
LyondellBasell Industries N.V. - Class A (Chemicals)	498	46,872
M&T Bank Corp. (Banks)	322	44,468
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,141	26,072
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	738	122,213
MarketAxess Holdings, Inc. (Capital Markets)	74	16,688
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	480	114,953
Marsh & McLennan Cos., Inc. (Insurance)	959	185,893
Martin Marietta Materials, Inc. (Construction Materials)	120	61,010
Masco Corp. (Building Products)	437	29,406
Mastercard, Inc. - Class A (Financial Services)	1,609	722,811
Match Group, Inc.* (Interactive Media & Services)	532	20,418
McCormick & Co., Inc. (Food Products)	489	33,330
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,408	412,149
McKesson Corp. (Health Care Providers & Services)	259	129,472
Medtronic PLC (Health Care Equipment & Supplies)	2,585	226,291
Merck & Co., Inc. (Pharmaceuticals)	4,923	594,600
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,312	1,682,283
MetLife, Inc. (Insurance)	1,209	83,808
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	42	50,282
MGM Resorts International (Hotels, Restaurants & Leisure)	534	23,160
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,052	89,609
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,133	182,905
Microsoft Corp. (Software)	14,440	5,741,054
Mid-America Apartment Communities, Inc. (Residential REITs)	227	28,688
Moderna, Inc.* (Biotechnology)	644	65,076
Mohawk Industries, Inc.* (Household Durables)	103	10,738
Molina Healthcare, Inc.* (Health Care Providers & Services)	113	40,278
Molson Coors Beverage Co. - Class B (Beverages)	361	22,306
Mondelez International, Inc. - Class A (Food Products)	2,643	198,939
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	93	56,053
Monster Beverage Corp.* (Beverages)	1,437	79,064
Moody's Corp. (Capital Markets)	306	119,964
Morgan Stanley (Capital Markets)	2,455	214,174
Motorola Solutions, Inc. (Communications Equipment)	323	103,199
MSCI, Inc. (Capital Markets)	154	92,187
Nasdaq, Inc. (Capital Markets)	663	38,302
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	405	35,316
Netflix, Inc.* (Entertainment)	851	480,057
Newmont Corp. (Metals & Mining)	2,242	77,371
News Corp. - Class A (Media)	744	18,332
News Corp. - Class B (Media)	226	5,779
NextEra Energy, Inc. (Electric Utilities)	3,987	233,757
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,377	241,336
NiSource, Inc. (Multi-Utilities)	807	20,958
Nordson Corp. (Machinery)	105	26,431
Norfolk Southern Corp. (Ground Transportation)	440	103,506
Northern Trust Corp. (Capital Markets)	402	32,015
Northrop Grumman Corp. (Aerospace & Defense)	276	123,306
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	831	14,792

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NRG Energy, Inc. (Electric Utilities)	440	$23,338
Nucor Corp. (Metals & Mining)	478	89,353
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,799	2,952,680
NVR, Inc.* (Household Durables)	5	35,376
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	501	105,496
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,283	73,862
Old Dominion Freight Line, Inc. (Ground Transportation)	174	68,037
Omnicom Group, Inc. (Media)	385	34,796
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	837	59,536
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,133	77,327
Oracle Corp. (Software)	3,086	344,706
O'Reilly Automotive, Inc.* (Specialty Retail)	114	116,628
Otis Worldwide Corp. (Machinery)	795	70,310
PACCAR, Inc. (Machinery)	1,016	101,996
Packaging Corp. of America (Containers & Packaging)	174	28,863
Palo Alto Networks, Inc.* (Software)	603	204,122
Paramount Global - Class B (Media)	941	13,729
Parker-Hannifin Corp. (Machinery)	250	116,125
Paychex, Inc. (Professional Services)	624	75,960
Paycom Software, Inc. (Professional Services)	95	18,073
PayPal Holdings, Inc.* (Financial Services)	2,096	128,590
Pentair PLC (Machinery)	321	23,488
PepsiCo, Inc. (Beverages)	2,671	450,144
Pfizer, Inc. (Pharmaceuticals)	10,973	297,149
PG&E Corp. (Electric Utilities)	4,148	69,977
Philip Morris International, Inc. (Tobacco)	3,017	274,094
Phillips 66 (Oil, Gas & Consumable Fuels)	854	123,241
Pinnacle West Capital Corp. (Electric Utilities)	220	15,158
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	454	104,343
Pool Corp. (Distributors)	76	28,215
PPG Industries, Inc. (Chemicals)	458	64,596
PPL Corp. (Electric Utilities)	1,436	37,623
Principal Financial Group, Inc. (Insurance)	427	33,776
Prologis, Inc. (Industrial REITs)	1,795	227,409
Prudential Financial, Inc. (Insurance)	701	73,556
PTC, Inc.* (Software)	231	41,730
Public Service Enterprise Group, Inc. (Multi-Utilities)	970	56,250
Public Storage (Specialized REITs)	307	86,939
PulteGroup, Inc. (Household Durables)	419	43,811
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	190	18,951
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,162	321,079
Quanta Services, Inc. (Construction & Engineering)	282	54,722
Quest Diagnostics, Inc. (Health Care Providers & Services)	219	28,126
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	77	11,063
Raymond James Financial, Inc. (Capital Markets)	364	40,106
Realty Income Corp. (Retail REITs)	1,607	87,405
Regency Centers Corp. (Retail REITs)	320	20,054
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	207	195,155
Regions Financial Corp. (Banks)	1,812	33,830
Republic Services, Inc. (Commercial Services & Supplies)	398	68,106
ResMed, Inc. (Health Care Equipment & Supplies)	285	54,207
Revvity, Inc. (Life Sciences Tools & Services)	239	25,616
Robert Half, Inc. (Professional Services)	205	16,306
Rockwell Automation, Inc. (Electrical Equipment)	222	56,228
Rollins, Inc. (Commercial Services & Supplies)	549	23,777
Roper Technologies, Inc. (Software)	207	111,159
Ross Stores, Inc. (Specialty Retail)	658	92,304
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	458	58,395
RTX Corp. (Aerospace & Defense)	2,794	254,589
S&P Global, Inc. (Capital Markets)	629	282,012
Salesforce, Inc.* (Software)	1,890	531,260
SBA Communications Corp. (Specialized REITs)	210	47,011
Schlumberger N.V. (Energy Equipment & Services)	2,776	135,191
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	377	32,301
Sempra (Multi-Utilities)	1,224	87,590
ServiceNow, Inc.* (Software)	399	305,395
Simon Property Group, Inc. (Retail REITs)	634	87,879
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	310	32,383
Snap-on, Inc. (Machinery)	103	29,863
Southwest Airlines Co. (Passenger Airlines)	1,161	34,702
Stanley Black & Decker, Inc. (Machinery)	297	27,710
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,220	206,527
State Street Corp. (Capital Markets)	599	44,248
Steel Dynamics, Inc. (Metals & Mining)	296	35,724
STERIS PLC (Health Care Equipment & Supplies)	192	42,038
Stryker Corp. (Health Care Equipment & Supplies)	657	220,410
Synchrony Financial (Consumer Finance)	807	31,368
Synopsys, Inc.* (Software)	296	157,872
Sysco Corp. (Consumer Staples Distribution & Retail)	980	79,311
T. Rowe Price Group, Inc. (Capital Markets)	435	47,176
Take-Two Interactive Software, Inc.* (Entertainment)	307	50,634
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	449	17,417
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	434	36,873
Target Corp. (Consumer Staples Distribution & Retail)	897	124,755

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	603	$85,741
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	38,081
Teleflex, Inc. (Health Care Equipment & Supplies)	91	22,098
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	297	28,687
Tesla, Inc.* (Automobiles)	5,372	1,006,122
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,765	282,612
Textron, Inc. (Aerospace & Defense)	382	32,359
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,305	21,767
The Allstate Corp. (Insurance)	509	79,022
The Bank of New York Mellon Corp. (Capital Markets)	1,496	82,968
The Boeing Co.* (Aerospace & Defense)	1,104	232,988
The Charles Schwab Corp. (Capital Markets)	2,891	181,902
The Cigna Group (Health Care Providers & Services)	567	170,639
The Clorox Co. (Household Products)	242	35,151
The Coca-Cola Co. (Beverages)	7,559	449,685
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	96	35,811
The Estee Lauder Cos., Inc. (Personal Care Products)	452	59,659
The Goldman Sachs Group, Inc. (Capital Markets)	634	243,462
The Hartford Financial Services Group, Inc. (Insurance)	584	50,785
The Hershey Co. (Food Products)	292	56,514
The Home Depot, Inc. (Specialty Retail)	1,942	685,448
The Interpublic Group of Cos., Inc. (Media)	748	24,677
The JM Smucker Co. (Food Products)	206	27,099
The Kraft Heinz Co. (Food Products)	1,552	57,626
The Kroger Co. (Consumer Staples Distribution & Retail)	1,287	59,382
The Mosaic Co. (Chemicals)	639	19,624
The PNC Financial Services Group, Inc. (Banks)	774	117,037
The Procter & Gamble Co. (Household Products)	4,579	719,544
The Progressive Corp. (Insurance)	1,137	202,669
The Sherwin-Williams Co. (Chemicals)	457	139,101
The Southern Co. (Electric Utilities)	2,118	147,243
The TJX Cos., Inc. (Specialty Retail)	2,222	210,890
The Travelers Cos., Inc. (Insurance)	444	93,844
The Walt Disney Co. (Entertainment)	3,556	341,554
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,367	82,040
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	751	404,774
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	988	159,295
Tractor Supply Co. (Specialty Retail)	210	47,166
Trane Technologies PLC (Building Products)	444	111,911
TransDigm Group, Inc. (Aerospace & Defense)	106	115,824
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	486	24,718
Truist Financial Corp. (Banks)	2,594	96,134
Tyler Technologies, Inc.* (Software)	81	34,243
Tyson Foods, Inc. - Class A (Food Products)	556	30,447
U.S. Bancorp (Banks)	3,027	125,742
Uber Technologies, Inc.* (Ground Transportation)	3,999	261,015
UDR, Inc. (Residential REITs)	591	21,288
Ulta Beauty, Inc.* (Specialty Retail)	95	47,695
Union Pacific Corp. (Ground Transportation)	1,184	288,813
United Airlines Holdings, Inc.* (Passenger Airlines)	639	26,442
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,404	199,228
United Rentals, Inc. (Trading Companies & Distributors)	132	82,552
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,796	919,084
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	118	18,740
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	661	91,813
Ventas, Inc. (Health Care REITs)	783	36,323
Veralto Corp. (Commercial Services & Supplies)	426	32,670
VeriSign, Inc.* (IT Services)	173	34,406
Verisk Analytics, Inc. (Professional Services)	281	67,870
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,171	346,042
Vertex Pharmaceuticals, Inc.* (Biotechnology)	501	217,123
VF Corp. (Textiles, Apparel & Luxury Goods)	645	10,617
Viatris, Inc. (Pharmaceuticals)	2,336	27,495
VICI Properties, Inc. (Specialized REITs)	2,014	60,662
Visa, Inc. - Class A (Financial Services)	3,097	846,286
Vulcan Materials Co. (Construction Materials)	258	58,311
W.R. Berkley Corp. (Insurance)	397	32,506
W.W. Grainger, Inc. (Trading Companies & Distributors)	86	77,025
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,397	31,530
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,772	458,073
Warner Bros. Discovery, Inc.* (Entertainment)	4,315	43,236
Waste Management, Inc. (Commercial Services & Supplies)	713	132,354
Waters Corp.* (Life Sciences Tools & Services)	114	36,219
WEC Energy Group, Inc. (Multi-Utilities)	612	49,425
Wells Fargo & Co. (Banks)	7,058	354,170
Welltower, Inc. (Health Care REITs)	1,075	92,999
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	144	53,716
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	632	36,182
Westinghouse Air Brake Technologies Corp. (Machinery)	347	45,655
Westrock Co. (Containers & Packaging)	501	20,170
Weyerhaeuser Co. (Specialized REITs)	1,422	46,599

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Whirlpool Corp. (Household Durables)	106	$11,609
Willis Towers Watson PLC (Insurance)	201	49,506
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	187	17,658
Xcel Energy, Inc. (Electric Utilities)	1,073	64,241
Xylem, Inc. (Machinery)	468	52,622
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	544	70,443
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	99	23,715
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	406	50,994
Zions Bancorp NA (Banks)	290	12,151
Zoetis, Inc. (Pharmaceuticals)	892	167,527
TOTAL COMMON STOCKS (Cost $23,796,845)		79,032,378

Repurchase Agreements(a)(b)  (35.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.19%, dated 1/31/24, due 2/1/24, total to be received $42,730,132	$42,724,000	$42,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,724,000)		42,724,000
TOTAL INVESTMENT SECURITIES (Cost $66,520,845) - 102.0%		121,756,378
Net other assets (liabilities) - (2.0)%		(2,343,688)
NET ASSETS - 100.0%		$119,412,690

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2024, the aggregate amount held in a segregated account was $19,571,000.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	40	3/18/24	$9,741,000	$410,464

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/24	5.93%	$59,330,138	$(1,050,405)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/24	5.84%	34,194,216	(641,504)
				$93,524,354	$(1,691,909)

S&P 500	UBS AG	2/27/24	5.83%	$48,389,145	$(832,122)
SPDR S&P 500 ETF	UBS AG	2/27/24	5.43%	8,437,963	(149,195)
				$56,827,108	$(981,317)
				$150,351,462	$(2,673,226)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,234,072	1.0%
Air Freight & Logistics	362,522	0.3%
Automobile Components	60,312	0.1%
Automobiles	1,199,073	1.0%
Banks	2,577,856	2.2%
Beverages	1,159,344	1.0%
Biotechnology	1,648,112	1.4%
Broadline Retail	2,798,908	2.3%
Building Products	381,384	0.3%
Capital Markets	2,280,778	1.9%
Chemicals	1,203,716	1.0%
Commercial Services & Supplies	441,304	0.4%
Communications Equipment	669,070	0.6%
Construction & Engineering	54,722	0.1%
Construction Materials	119,321	0.1%
Consumer Finance	407,215	0.3%
Consumer Staples Distribution & Retail	1,459,247	1.2%
Containers & Packaging	165,069	0.1%
Distributors	90,673	0.1%
Diversified Telecommunication Services	591,827	0.5%
Electric Utilities	1,169,718	1.0%
Electrical Equipment	469,664	0.4%
Electronic Equipment, Instruments & Components	481,305	0.4%
Energy Equipment & Services	253,061	0.2%
Entertainment	1,005,492	0.8%
Financial Services	3,422,919	2.9%
Food Products	678,173	0.6%
Gas Utilities	33,043	NM
Ground Transportation	890,321	0.8%
Health Care Equipment & Supplies	2,080,384	1.7%
Health Care Providers & Services	2,197,285	1.8%
Health Care REITs	149,043	0.1%
Hotel & Resort REITs	26,408	NM
Hotels, Restaurants & Leisure	1,688,636	1.4%
Household Durables	293,452	0.3%
Household Products	1,016,636	0.9%
Independent Power and Renewable Electricity Producers	21,767	NM
Industrial Conglomerates	640,066	0.5%
Industrial REITs	227,409	0.2%
Insurance	1,699,705	1.4%
Interactive Media & Services	4,685,346	3.9%
IT Services	1,016,224	0.9%
Leisure Products	12,482	NM
Life Sciences Tools & Services	1,125,072	0.9%
Machinery	1,389,400	1.2%
Media	557,007	0.5%
Metals & Mining	313,104	0.3%
Multi-Utilities	494,305	0.4%
Office REITs	55,440	0.1%
Oil, Gas & Consumable Fuels	2,755,558	2.3%
Passenger Airlines	128,276	0.1%
Personal Care Products	129,247	0.1%
Pharmaceuticals	3,042,148	2.6%
Professional Services	563,418	0.5%
Real Estate Management & Development	117,295	0.1%
Residential REITs	225,156	0.2%
Retail REITs	235,761	0.2%
Semiconductors & Semiconductor Equipment	6,894,710	5.8%
Software	8,838,265	7.4%
Specialized REITs	841,587	0.7%
Specialty Retail	1,600,830	1.3%
Technology Hardware, Storage & Peripherals	5,427,602	4.5%
Textiles, Apparel & Luxury Goods	381,635	0.3%
Tobacco	412,067	0.3%
Trading Companies & Distributors	235,381	0.2%
Water Utilities	46,755	NM
Wireless Telecommunication Services	159,295	0.1%
Other **	40,380,312	33.8%
Total	$119,412,690	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks (76.5%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	348	$3,619
1st Source Corp. (Banks)	220	11,499
23andMe Holding Co.* - Class A (Health Care Providers & Services)	4,062	2,970
2seventy bio, Inc.* (Biotechnology)	670	3,444
2U, Inc.* (Diversified Consumer Services)	1,070	910
374Water, Inc.* (Machinery)	823	988
3D Systems Corp.* (Machinery)	1,744	8,354
4D Molecular Therapeutics, Inc.* (Biotechnology)	533	9,194
5E Advanced Materials, Inc.* (Metals & Mining)	525	746
89bio, Inc.* (Biotechnology)	854	8,455
8x8, Inc.* (Software)	1,603	5,386
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	293	2,074
A10 Networks, Inc. (Software)	943	12,608
Aadi Bioscience, Inc.* (Biotechnology)	216	397
AAON, Inc. (Building Products)	905	63,495
AAR Corp.* (Aerospace & Defense)	452	27,491
Aaron's Co., Inc. (The) (Specialty Retail)	402	4,137
Abercrombie & Fitch Co.* (Specialty Retail)	652	66,438
ABM Industries, Inc. (Commercial Services & Supplies)	885	36,099
Acacia Research Corp.* (Financial Services)	507	1,982
Academy Sports & Outdoors, Inc. (Specialty Retail)	966	60,596
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,617	41,896
Acadia Realty Trust (Retail REITs)	1,248	21,291
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	712	7,298
ACCO Brands Corp. (Commercial Services & Supplies)	1,233	7,497
Accolade, Inc.* (Health Care Providers & Services)	905	10,245
Accuray, Inc.* (Health Care Equipment & Supplies)	1,259	3,261
ACELYRIN, Inc.* (Biotechnology)	442	3,368
ACI Worldwide, Inc.* (Software)	1,449	43,571
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	927	1,075
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	642	11,055
ACNB Corp. (Banks)	111	4,332
Acrivon Therapeutics, Inc.* (Biotechnology)	116	423
Actinium Pharmaceuticals, Inc.* (Biotechnology)	364	1,958
Acushnet Holdings Corp. (Leisure Products)	412	26,095
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,697	22,010
AdaptHealth Corp.* (Health Care Providers & Services)	1,277	9,220
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,516	5,564
Addus HomeCare Corp.* (Health Care Providers & Services)	209	18,099
Adeia, Inc. (Software)	1,429	17,348
Adicet Bio, Inc.* (Biotechnology)	406	1,214
Adient PLC* (Automobile Components)	1,253	43,492
ADMA Biologics, Inc.* (Biotechnology)	2,845	14,766
Adtalem Global Education, Inc.* (Diversified Consumer Services)	531	26,805
ADTRAN Holdings, Inc. (Communications Equipment)	1,042	6,528
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	502	52,298
AdvanSix, Inc. (Chemicals)	348	8,832
Advantage Solutions, Inc.* (Media)	1,159	4,671
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	369	5,480
Aerovate Therapeutics, Inc.* (Biotechnology)	149	2,877
AeroVironment, Inc.* (Aerospace & Defense)	347	41,861
AerSale Corp.* (Aerospace & Defense)	342	3,181
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,075	916
AFC Gamma, Inc. (Mortgage REITs)	219	2,554
Agenus, Inc.* (Biotechnology)	5,085	3,393
Agiliti, Inc.* (Health Care Providers & Services)	396	2,808
Agilysys, Inc.* (Software)	268	22,434
Agios Pharmaceuticals, Inc.* (Biotechnology)	741	16,761
Air Transport Services Group, Inc.* (Air Freight & Logistics)	752	11,648
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	162	1,176
Akero Therapeutics, Inc.* (Biotechnology)	685	14,803
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	933	535
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	309	1,570
Alamo Group, Inc. (Machinery)	135	28,658
Alarm.com Holdings, Inc.* (Software)	640	38,925
Albany International Corp. (Machinery)	418	37,164
Aldeyra Therapeutics, Inc.* (Biotechnology)	621	1,944
Alector, Inc.* (Biotechnology)	847	5,048
Alerus Financial Corp. (Financial Services)	239	5,428
Alexander & Baldwin, Inc. (Diversified REITs)	968	16,766
Alexander's, Inc. (Retail REITs)	29	6,374
Alico, Inc. (Food Products)	95	2,797
Alight, Inc.* - Class A (Professional Services)	5,533	49,354
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,136	7,611
Alkami Technology, Inc.* (Software)	535	13,172
Alkermes PLC* (Biotechnology)	2,214	59,888
Allakos, Inc.* (Biotechnology)	887	1,126
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,292	1,240
Allegiant Travel Co. (Passenger Airlines)	211	16,542
ALLETE, Inc. (Electric Utilities)	772	45,633
Allient, Inc. (Electrical Equipment)	173	4,820
Allogene Therapeutics, Inc.* (Biotechnology)	1,261	4,439
Allovir, Inc.* (Biotechnology)	679	489
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	310	7,955

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha Metallurgical Resources, Inc. (Metals & Mining)	154	$61,483
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,231	19,807
Alpine Immune Sciences, Inc.* (Biotechnology)	435	11,575
Alpine Income Property Trust, Inc. (Diversified REITs)	169	2,626
Alta Equipment Group, Inc. (Trading Companies & Distributors)	308	3,296
Altair Engineering, Inc.* - Class A (Software)	725	61,640
AlTi Global, Inc.* (Capital Markets)	305	1,894
Altimmune, Inc.* (Biotechnology)	705	6,655
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	853	4,598
ALX Oncology Holdings, Inc.* (Biotechnology)	360	5,188
Amalgamated Financial Corp. (Banks)	236	6,268
A-Mark Precious Metals, Inc. (Financial Services)	254	6,850
Ambac Financial Group, Inc.* (Insurance)	591	9,604
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	506	26,595
AMC Networks, Inc.* - Class A (Media)	412	7,453
Amerant Bancorp, Inc. (Banks)	345	7,800
Ameresco, Inc.* - Class A (Construction & Engineering)	429	8,764
American Assets Trust, Inc. (Diversified REITs)	652	14,624
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,524	12,329
American Coastal Insurance Corp.* (Insurance)	262	3,031
American Eagle Outfitters, Inc. (Specialty Retail)	2,440	48,361
American Equity Investment Life Holding Co. (Insurance)	1,050	57,970
American National Bankshares, Inc. (Banks)	137	6,205
American Realty Investors, Inc.* (Real Estate Management & Development)	20	440
American Software, Inc. - Class A (Software)	431	4,883
American States Water Co. (Water Utilities)	495	36,928
American Vanguard Corp. (Chemicals)	361	3,942
American Well Corp.* - Class A (Health Care Technology)	3,323	3,489
American Woodmark Corp.* (Building Products)	219	19,990
America's Car-Mart, Inc.* (Specialty Retail)	78	4,749
Ameris Bancorp (Banks)	884	43,882
AMERISAFE, Inc. (Insurance)	255	12,709
Ames National Corp. (Banks)	115	2,431
Amicus Therapeutics, Inc.* (Biotechnology)	3,792	47,135
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,503	47,585
AMMO, Inc.* (Leisure Products)	1,204	2,613
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	509	37,671
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,627	8,704
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	514	27,427
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	484	2,962
Amplitude, Inc.* - Class A (Software)	904	11,716
Amprius Technologies, Inc.* (Electrical Equipment)	73	299
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	678	10,848
AnaptysBio, Inc.* (Biotechnology)	250	5,900
Anavex Life Sciences Corp.* (Biotechnology)	965	5,761
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	158	1,686
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	511	3,015
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	194	10,829
Anika Therapeutics, Inc.* (Biotechnology)	195	4,586
Annexon, Inc.* (Biotechnology)	609	2,530
Anterix, Inc.* (Diversified Telecommunication Services)	172	5,129
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,440	10,253
Apartment Investment and Management Co.* (Residential REITs)	1,953	14,511
API Group Corp.* (Construction & Engineering)	2,794	88,067
Apogee Enterprises, Inc. (Building Products)	295	15,579
Apogee Therapeutics, Inc.* (Biotechnology)	274	9,179
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,896	21,159
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	572	19,877
Appfolio, Inc.* - Class A (Software)	256	56,131
Appian Corp.* - Class A (Software)	548	17,881
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,880	46,253
Applied Digital Corp.* (IT Services)	1,094	5,623
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	515	90,876
Arbor Realty Trust, Inc. (Mortgage REITs)	2,458	32,690
Arbutus Biopharma Corp.* (Biotechnology)	1,691	4,008
Arcadium Lithium PLC* (Chemicals)	13,664	66,817
ArcBest Corp. (Ground Transportation)	318	37,883
Arcellx, Inc.* (Biotechnology)	512	31,662
Arch Resources, Inc. (Metals & Mining)	240	42,470
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	2,036	9,834
Archrock, Inc. (Energy Equipment & Services)	1,857	30,343
Arcosa, Inc. (Construction & Engineering)	648	50,725
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	311	10,254
Arcus Biosciences, Inc.* (Biotechnology)	718	10,871
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,055	6,193
Ardelyx, Inc.* (Biotechnology)	3,077	26,862
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	557	9,229
Ares Commercial Real Estate Corp. (Mortgage REITs)	694	6,600
Argan, Inc. (Construction & Engineering)	169	7,492
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	399	3,471

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Arko Corp. (Specialty Retail)	1,085	$8,463
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,195	10,612
Armada Hoffler Properties, Inc. (Diversified REITs)	900	10,764
ARMOUR Residential REIT, Inc. (Mortgage REITs)	656	12,497
Array Technologies, Inc.* (Electrical Equipment)	2,023	26,785
Arrow Financial Corp. (Banks)	197	4,962
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,550	49,755
ARS Pharmaceuticals, Inc.* (Biotechnology)	328	2,037
Artesian Resources Corp. - Class A (Water Utilities)	122	4,453
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	820	34,358
Artivion, Inc.* (Health Care Equipment & Supplies)	526	8,795
Arvinas, Inc.* (Pharmaceuticals)	655	27,183
Asana, Inc.* - Class A (Software)	1,085	18,901
Asbury Automotive Group, Inc.* (Specialty Retail)	277	57,909
ASGN, Inc.* (Professional Services)	631	58,569
Aspen Aerogels, Inc.* (Chemicals)	682	7,659
Assertio Holdings, Inc.* (Pharmaceuticals)	1,184	1,045
AssetMark Financial Holdings, Inc.* (Capital Markets)	293	8,986
Associated Banc-Corp. (Banks)	2,022	42,482
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	1,073	3,080
Astec Industries, Inc. (Machinery)	304	10,822
Astria Therapeutics, Inc.* (Biotechnology)	441	5,746
Astronics Corp.* (Aerospace & Defense)	351	5,935
Asure Software, Inc.* (Professional Services)	305	2,696
Atara Biotherapeutics, Inc.* (Biotechnology)	1,292	806
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	1,023	4,256
ATI, Inc.* (Metals & Mining)	1,722	70,379
Atkore, Inc.* (Electrical Equipment)	506	77,180
Atlanta Braves Holdings, Inc.* (Entertainment)	134	5,771
Atlanta Braves Holdings, Inc.* (Entertainment)	608	24,509
Atlantic Union Bankshares Corp. (Banks)	1,003	34,262
Atlanticus Holdings Corp.* (Consumer Finance)	61	2,116
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	238	4,134
Atmus Filtration Technologies, Inc.* (Automobile Components)	219	4,890
ATN International, Inc. (Diversified Telecommunication Services)	145	5,351
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	299	2,350
AtriCure, Inc.* (Health Care Equipment & Supplies)	622	21,185
Atrion Corp. (Health Care Equipment & Supplies)	18	6,120
Aura Biosciences, Inc.* (Biotechnology)	370	2,849
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,807	13,625
Aurora Innovation, Inc.* (Software)	4,518	13,509
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	618	11,859
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	676	1,555
AvePoint, Inc.* (Software)	1,983	15,269
Aviat Networks, Inc.* (Communications Equipment)	152	4,534
Avid Bioservices, Inc.* (Biotechnology)	828	5,606
Avidity Biosciences, Inc.* (Biotechnology)	987	12,071
AvidXchange Holdings, Inc.* (Financial Services)	1,994	21,854
Avient Corp. (Chemicals)	1,208	43,742
Avista Corp. (Multi-Utilities)	1,024	34,826
Avita Medical, Inc.* (Biotechnology)	335	5,615
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	435	56,572
Axogen, Inc.* (Health Care Equipment & Supplies)	543	5,251
Axonics, Inc.* (Health Care Equipment & Supplies)	664	45,072
Axos Financial, Inc.* (Banks)	742	41,129
Axsome Therapeutics, Inc.* (Pharmaceuticals)	476	42,855
AZZ, Inc. (Building Products)	331	20,671
B Riley Financial, Inc. (Capital Markets)	273	6,394
B&G Foods, Inc. (Food Products)	949	9,547
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	785	1,036
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	393	56,588
Bakkt Holdings, Inc.* (Capital Markets)	950	1,302
Balchem Corp. (Chemicals)	427	59,848
Bally's Corp.* (Hotels, Restaurants & Leisure)	394	4,436
Banc of California, Inc. (Banks)	1,753	24,156
BancFirst Corp. (Banks)	294	26,022
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	367	8,826
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	313	4,332
Bank First Corp. (Banks)	125	10,555
Bank of Hawaii Corp. (Banks)	524	33,133
Bank of Marin Bancorp (Banks)	210	4,112
Bank7 Corp. (Banks)	50	1,398
BankUnited, Inc. (Banks)	993	28,062
Bankwell Financial Group, Inc. (Banks)	79	2,192
Banner Corp. (Banks)	457	21,287
Bar Harbor Bankshares (Banks)	199	5,236
BARK, Inc.* (Specialty Retail)	1,781	1,834
Barnes Group, Inc. (Machinery)	654	21,654
Barrett Business Services, Inc. (Professional Services)	88	9,880
BayCom Corp. (Banks)	149	3,041
BCB Bancorp, Inc. (Banks)	201	2,496
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	844	69,959
Beam Therapeutics, Inc.* (Biotechnology)	967	23,595
Beazer Homes USA, Inc.* (Household Durables)	393	12,478

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	140		$9,360
Belden, Inc. (Electronic Equipment, Instruments & Components)	568		42,134
BellRing Brands, Inc.* (Personal Care Products)	1,762		97,386
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	472		12,801
Benson Hill, Inc.* (Food Products)	2,312		398
Berkshire Hills Bancorp, Inc. (Banks)	581		13,944
Berry Corp. (Oil, Gas & Consumable Fuels)	1,006		6,750
Beyond Air, Inc.* (Health Care Equipment & Supplies)	361		606
Beyond Meat, Inc.* (Food Products)	791		5,236
Beyond, Inc.* (Specialty Retail)	602		13,238
BGC Group, Inc. - Class A (Capital Markets)	4,781		33,754
Big 5 Sporting Goods Corp. (Specialty Retail)	287		1,444
Big Lots, Inc. (Broadline Retail)	380		2,181
BigBear.ai Holdings, Inc.* (IT Services)	391		633
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	897		7,337
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	10		1,547
BioAtla, Inc.* (Biotechnology)	590		1,130
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,529		13,404
Biohaven, Ltd.* (Biotechnology)	913		40,610
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	464		7,888
Biomea Fusion, Inc.* (Biotechnology)	265		4,791
Biote Corp.* - Class A (Pharmaceuticals)	187		709
BioVie, Inc.* (Biotechnology)	161		167
Bioxcel Therapeutics, Inc.* (Biotechnology)	271		873
Bit Digital, Inc.* (Software)	1,176		3,105
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	304		10,521
Black Hills Corp. (Multi-Utilities)	901		46,636
Blackbaud, Inc.* (Software)	582		47,095
BlackLine, Inc.* (Software)	760		44,597
BlackSky Technology, Inc.* (Professional Services)	1,595		2,026
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	2,301		45,421
Blade Air Mobility, Inc.* (Passenger Airlines)	803		2,393
Blink Charging Co.* (Electrical Equipment)	725		1,740
Bloom Energy Corp.* - Class A (Electrical Equipment)	2,572		29,115
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,170		31,145
Blue Bird Corp.* (Machinery)	338		9,846
Blue Foundry Bancorp* (Banks)	302		2,881
Blue Ridge Bankshares, Inc. (Banks)	238		595
Bluebird Bio, Inc.* (Biotechnology)	1,428		1,457
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	113		13,033
Blueprint Medicines Corp.* (Biotechnology)	812		64,577
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	530		71,793
Boot Barn Holdings, Inc.* (Specialty Retail)	397		28,481
Borr Drilling, Ltd. (Energy Equipment & Services)	2,935		18,050
Boston Omaha Corp.* - Class A (Media)	313		4,848
Bowlero Corp.* - Class A (Hotels, Restaurants & Leisure)	225		2,432
Bowman Consulting Group, Ltd.* (Construction & Engineering)	144		4,523
Box, Inc.* - Class A (Software)	1,883		48,920
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	876		1,997
Brandywine Realty Trust (Office REITs)	2,272		10,769
Braze, Inc.* - Class A (Software)	700		37,835
BRC, Inc.* - Class A (Food Products)	522		1,973
Bread Financial Holdings, Inc. (Consumer Finance)	663		24,047
Bridgebio Pharma, Inc.* (Biotechnology)	1,528		52,395
Bridgewater Bancshares, Inc.* (Banks)	273		3,415
Bright Green Corp.* (Pharmaceuticals)	829		165
Brightcove, Inc.* (IT Services)	583		1,335
Brightsphere Investment Group, Inc. (Capital Markets)	435		9,622
BrightSpire Capital, Inc. (Mortgage REITs)	1,720		12,298
BrightView Holdings, Inc.* (Commercial Services & Supplies)	552		4,929
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	586		25,075
Bristow Group, Inc.* (Energy Equipment & Services)	315		8,310
Broadstone Net Lease, Inc. (Diversified REITs)	2,511		40,352
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,488		13,609
Brookfield Business Corp. - Class A (Industrial Conglomerates)	347		7,971
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,601		56,050
Brookline Bancorp, Inc. (Banks)	1,166		12,616
BRP Group, Inc.* - Class A (Insurance)	804		18,042
BRT Apartments Corp. (Residential REITs)	157		2,638
Build-A-Bear Workshop, Inc. (Specialty Retail)	176		3,965
Bumble, Inc.* - Class A (Interactive Media & Services)	1,351		18,536
Burke & Herbert Financial Services Corp. (Banks)	86		5,022
Business First Bancshares, Inc. (Banks)	320		7,216
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,891		1,704
Byline Bancorp, Inc. (Banks)	331		7,229
C&F Financial Corp. (Banks)	43		2,387
C3.ai, Inc.* - Class A (Software)	1,086		26,911
Cabaletta Bio, Inc.* (Biotechnology)	460		9,421
Cabot Corp. (Chemicals)	740		53,354
Cactus, Inc. - Class A (Energy Equipment & Services)	863		36,626
Cadence Bank (Banks)	2,434		64,793
Cadiz, Inc.* (Water Utilities)	541		1,466
Cadre Holdings, Inc. (Aerospace & Defense)	259		8,803
Calavo Growers, Inc. (Food Products)	231		6,027

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Caledonia Mining Corp. PLC (Metals & Mining)	219	$2,345
Caleres, Inc. (Specialty Retail)	454	14,242
California Resources Corp. (Oil, Gas & Consumable Fuels)	930	44,342
California Water Service Group (Water Utilities)	772	34,948
Calix, Inc.* (Communications Equipment)	787	26,113
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	818	26,274
Cal-Maine Foods, Inc. (Food Products)	548	30,370
Cambium Networks Corp.* (Communications Equipment)	162	689
Cambridge Bancorp (Banks)	102	6,996
Camden National Corp. (Banks)	191	6,882
Camping World Holdings, Inc. - Class A (Specialty Retail)	558	13,866
Cannae Holdings, Inc.* (Financial Services)	917	18,569
Cano Health, Inc.* (Health Care Providers & Services)	35	84
Cantaloupe, Inc.* (Financial Services)	765	5,210
Capital Bancorp, Inc. (Banks)	127	2,764
Capital City Bank Group, Inc. (Banks)	176	5,030
Capitol Federal Financial, Inc. (Banks)	1,705	10,810
Capstar Financial Holdings, Inc. (Banks)	255	4,638
Cara Therapeutics, Inc.* (Pharmaceuticals)	624	353
Cardlytics, Inc.* (Media)	488	3,728
CareDx, Inc.* (Biotechnology)	695	5,949
CareMax, Inc.* (Health Care Providers & Services)	1,003	344
CareTrust REIT, Inc. (Health Care REITs)	1,338	27,991
Cargurus, Inc.* (Interactive Media & Services)	1,306	30,351
Caribou Biosciences, Inc.* (Biotechnology)	1,092	6,694
Carisma Therapeutics, Inc. (Biotechnology)	356	748
CarParts.com, Inc.* (Specialty Retail)	726	1,953
Carpenter Technology Corp. (Metals & Mining)	653	40,218
Carriage Services, Inc. (Diversified Consumer Services)	179	4,423
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	490	4,606
Cars.com, Inc.* (Interactive Media & Services)	888	15,478
Carter Bankshares, Inc.* (Banks)	303	4,381
Cartesian Therapeutics, Inc.* (Biotechnology)	1,568	1,129
Carvana Co.* (Specialty Retail)	1,281	55,160
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	754	64,347
Cass Information Systems, Inc. (Financial Services)	183	7,898
Cassava Sciences, Inc.* (Pharmaceuticals)	531	12,717
Castle Biosciences, Inc.* (Health Care Providers & Services)	332	7,663
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,340	19,296
Cathay General Bancorp (Banks)	928	38,206
Cavco Industries, Inc.* (Household Durables)	117	38,835
CBIZ, Inc.* (Professional Services)	640	40,742
CBL & Associates Properties, Inc. (Retail REITs)	359	8,393
CECO Environmental Corp.* (Commercial Services & Supplies)	396	7,655
Celcuity, Inc.* (Biotechnology)	233	3,518
Celldex Therapeutics, Inc.* (Biotechnology)	620	21,836
Centerspace (Residential REITs)	202	11,062
Central Garden & Pet Co.* (Household Products)	129	6,050
Central Garden & Pet Co.* - Class A (Household Products)	526	21,713
Central Pacific Financial Corp. (Banks)	355	6,841
Central Valley Community Bancorp (Banks)	133	2,583
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	164	8,236
Century Aluminum Co.* (Metals & Mining)	702	7,827
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	367	1,273
Century Communities, Inc. (Household Durables)	380	32,946
Century Therapeutics, Inc.* (Biotechnology)	313	1,340
Cerence, Inc.* (Software)	538	10,771
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	933	39,093
Cerus Corp.* (Health Care Equipment & Supplies)	2,368	4,286
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	310	5,952
ChampionX Corp. (Energy Equipment & Services)	2,615	71,676
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	1,816	250
Chart Industries, Inc.* (Machinery)	574	66,997
Chatham Lodging Trust (Hotel & Resort REITs)	644	6,762
Chegg, Inc.* (Diversified Consumer Services)	1,520	14,972
Chemung Financial Corp. (Banks)	47	2,186
Chesapeake Utilities Corp. (Gas Utilities)	284	28,764
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	218	3,460
Chimera Investment Corp. (Mortgage REITs)	3,037	14,578
ChoiceOne Financial Services, Inc. (Banks)	93	2,481
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	559	85,953
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	241	8,148
Cimpress PLC* (Commercial Services & Supplies)	240	18,053
Cinemark Holdings, Inc.* (Entertainment)	1,468	20,303
Cipher Mining, Inc.* (Software)	561	1,705
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	1,640	1,018
Citizens & Northern Corp. (Banks)	200	4,054
Citizens Financial Services, Inc. (Banks)	51	2,986
City Holding Co. (Banks)	199	20,340
City Office REIT, Inc. (Office REITs)	521	2,735
Civista Bancshares, Inc. (Banks)	206	3,521
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,080	69,995
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,212	14,229
Clarus Corp. (Leisure Products)	391	2,315
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,264	6,679

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cleanspark, Inc.* (Software)	1,999	$16,092
Clear Channel Outdoor Holdings, Inc.* (Media)	5,006	8,610
Clear Secure, Inc. - Class A (Software)	1,097	20,876
Clearfield, Inc.* (Communications Equipment)	175	4,408
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	306	2,130
Clearwater Paper Corp.* (Paper & Forest Products)	218	7,187
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	55	3,037
Clipper Realty, Inc. (Residential REITs)	153	774
CNB Financial Corp. (Banks)	274	5,850
CNO Financial Group, Inc. (Insurance)	1,496	40,661
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,092	42,258
Coastal Financial Corp.* (Banks)	144	5,746
Coca-Cola Consolidated, Inc. (Beverages)	64	55,129
Codexis, Inc.* (Life Sciences Tools & Services)	930	2,446
Codorus Valley Bancorp, Inc. (Banks)	124	2,923
Coeur Mining, Inc.* (Metals & Mining)	4,421	11,892
Cogent Biosciences, Inc.* (Biotechnology)	1,108	4,908
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	585	45,161
Cohen & Steers, Inc. (Capital Markets)	347	24,436
Coherus Biosciences, Inc.* (Biotechnology)	1,332	2,864
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	623	19,849
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	463	15,260
Colony Bankcorp, Inc. (Banks)	220	2,691
Columbia Financial, Inc.* (Banks)	396	7,120
Columbus McKinnon Corp. (Machinery)	377	14,729
Comfort Systems USA, Inc. (Construction & Engineering)	473	102,863
Commercial Metals Co. (Metals & Mining)	1,565	81,725
Commercial Vehicle Group, Inc.* (Machinery)	434	2,817
CommScope Holding Co., Inc.* (Communications Equipment)	2,796	6,487
Community Bank System, Inc. (Banks)	711	32,542
Community Health Systems, Inc.* (Health Care Providers & Services)	1,678	6,158
Community Healthcare Trust, Inc. (Health Care REITs)	356	9,110
Community Trust Bancorp, Inc. (Banks)	207	8,591
CommVault Systems, Inc.* (Software)	588	53,908
Compass Diversified Holdings (Financial Services)	843	18,622
Compass Minerals International, Inc. (Metals & Mining)	457	10,278
Compass Therapeutics, Inc.* (Biotechnology)	1,218	1,583
Compass, Inc.* - Class A (Real Estate Management & Development)	3,801	13,075
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	219	1,104
Computer Programs and Systems, Inc.* (Health Care Technology)	191	1,935
CompX International, Inc. (Commercial Services & Supplies)	20	482
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,227	9,583
Comtech Telecommunications Corp.* (Communications Equipment)	364	2,304
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	342	2,640
Conduent, Inc.* (Professional Services)	2,297	8,269
CONMED Corp. (Health Care Equipment & Supplies)	409	39,100
ConnectOne Bancorp, Inc. (Banks)	489	11,169
Consensus Cloud Solutions, Inc.* (Software)	262	5,696
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	408	38,597
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,024	4,444
Consolidated Water Co., Ltd. (Water Utilities)	201	6,418
Constellium SE* (Metals & Mining)	1,720	32,250
Construction Partners, Inc.* - Class A (Construction & Engineering)	537	24,434
Consumer Portfolio Services, Inc.* (Consumer Finance)	114	1,042
Contango ORE, Inc.* (Metals & Mining)	104	1,713
ContextLogic, Inc.* - Class A (Broadline Retail)	300	1,311
Cooper-Standard Holdings, Inc.* (Automobile Components)	226	3,975
COPT Defense Properties (Office REITs)	1,506	35,481
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,071	22,598
Core Laboratories, Inc. (Energy Equipment & Services)	626	9,872
Core Molding Technologies, Inc.* (Chemicals)	98	1,695
CoreCard Corp.* (Software)	97	1,174
CoreCivic, Inc.* (Commercial Services & Supplies)	1,518	21,586
CorMedix, Inc.* (Pharmaceuticals)	733	2,162
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	493	6,276
CorVel Corp.* (Health Care Providers & Services)	116	27,299
Costamare, Inc. (Marine Transportation)	620	6,640
Couchbase, Inc.* (IT Services)	464	11,600
Coursera, Inc.* (Diversified Consumer Services)	1,738	33,265
Covenant Logistics Group, Inc. (Ground Transportation)	111	5,366
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	57	1,040
CRA International, Inc. (Professional Services)	91	9,759
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	295	22,818
Crawford & Co. - Class A (Insurance)	193	2,343
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,531	31,401
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	1,029	11,370
Cricut, Inc. - Class A (Household Durables)	638	3,343

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	871	$31,774
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	460	9,775
CrossFirst Bankshares, Inc.* (Banks)	603	8,514
CryoPort, Inc.* (Life Sciences Tools & Services)	578	8,387
CS Disco, Inc.* (Software)	302	2,470
CSG Systems International, Inc. (Professional Services)	422	21,231
CSW Industrials, Inc. (Building Products)	206	43,583
CTO Realty Growth, Inc. (Diversified REITs)	293	4,843
CTS Corp. (Electronic Equipment, Instruments & Components)	414	16,999
Cue Biopharma, Inc.* (Biotechnology)	480	1,267
Cullinan Oncology, Inc.* (Biotechnology)	345	5,223
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,218	23,333
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	757	4,951
Customers Bancorp, Inc.* (Banks)	382	20,414
Cutera, Inc.* (Health Care Equipment & Supplies)	244	644
CVB Financial Corp. (Banks)	1,777	29,800
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	396	13,357
CVRx, Inc.* (Health Care Equipment & Supplies)	148	3,718
CXApp, Inc.* (IT Services)	29	32
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,511	35,524
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,617	12,208
Cytokinetics, Inc.* (Biotechnology)	1,243	97,115
Daily Journal Corp.* (Media)	18	5,784
Dakota Gold Corp.* (Metals & Mining)	751	1,577
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	503	3,813
Dana, Inc. (Automobile Components)	1,741	23,608
Danimer Scientific, Inc.* (Chemicals)	1,171	747
Daseke, Inc.* (Ground Transportation)	548	4,461
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	483	25,855
Day One Biopharmaceuticals, Inc.* (Biotechnology)	836	12,582
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	713	10,210
Definitive Healthcare Corp.* (Health Care Technology)	620	5,270
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	859	23,219
Deluxe Corp. (Commercial Services & Supplies)	581	10,987
Denali Therapeutics, Inc.* (Biotechnology)	1,577	25,248
Denny's Corp.* (Hotels, Restaurants & Leisure)	685	7,282
Design Therapeutics, Inc.* (Biotechnology)	437	1,036
Designer Brands, Inc. - Class A (Specialty Retail)	576	4,936
Desktop Metal, Inc.* - Class A (Machinery)	3,744	2,429
Destination XL Group, Inc.* (Specialty Retail)	750	3,203
DHI Group, Inc.* (Interactive Media & Services)	571	1,308
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,831	20,361
Diamond Hill Investment Group, Inc. (Capital Markets)	37	5,903
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,358	16,568
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,808	25,665
Digi International, Inc.* (Communications Equipment)	469	11,401
Digimarc Corp.* (Software)	190	6,730
Digital Turbine, Inc.* (Software)	1,278	6,888
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,161	42,442
DigitalOcean Holdings, Inc.* (IT Services)	847	28,561
Dillard's, Inc. - Class A (Broadline Retail)	46	17,814
Dime Community Bancshares, Inc. (Banks)	467	10,652
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	207	9,657
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	603	40,594
Disc Medicine, Inc.* (Biotechnology)	119	7,824
Distribution Solutions Group, Inc.* (Building Products)	134	4,277
Diversified Healthcare Trust (Health Care REITs)	3,190	9,155
DMC Global, Inc.* (Energy Equipment & Services)	261	4,442
DNOW, Inc.* (Trading Companies & Distributors)	1,422	14,348
DocGo, Inc.* (Health Care Providers & Services)	1,038	3,841
Dole PLC (Food Products)	955	10,782
Domo, Inc.* - Class B (Software)	425	4,620
Donegal Group, Inc. - Class A (Insurance)	208	3,122
Donnelley Financial Solutions, Inc.* (Capital Markets)	330	20,500
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	460	17,222
Dorman Products, Inc.* (Automobile Components)	352	28,656
Douglas Dynamics, Inc. (Machinery)	301	7,570
Douglas Elliman, Inc. (Real Estate Management & Development)	1,082	2,337
Douglas Emmett, Inc. (Office REITs)	2,154	29,187
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	390	183
Dream Finders Homes, Inc.* - Class A (Household Durables)	323	10,617
Dril-Quip, Inc.* (Energy Equipment & Services)	454	9,112
Ducommun, Inc.* (Aerospace & Defense)	179	8,834
Duluth Holdings, Inc.* - Class B (Specialty Retail)	181	883
Duolingo, Inc.* (Diversified Consumer Services)	390	69,768
DXP Enterprises, Inc.* (Trading Companies & Distributors)	182	5,864
Dycom Industries, Inc.* (Construction & Engineering)	383	42,781
Dynavax Technologies Corp.* (Biotechnology)	1,730	22,352
Dyne Therapeutics, Inc.* (Biotechnology)	594	12,712

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Dynex Capital, Inc. (Mortgage REITs)	754	$9,229
DZS, Inc.* (Communications Equipment)	291	454
E2open Parent Holdings, Inc.* (Software)	2,268	8,528
Eagle Bancorp, Inc. (Banks)	393	9,742
Eagle Bulk Shipping, Inc. (Marine Transportation)	124	6,836
Eagle Pharmaceuticals, Inc.* (Biotechnology)	138	809
Easterly Government Properties, Inc. (Office REITs)	1,280	15,718
Eastern Bankshares, Inc. (Banks)	2,070	28,897
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	761	2,625
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	1,625	21,758
Ecovyst, Inc.* (Chemicals)	1,236	11,445
Edgewell Personal Care Co. (Personal Care Products)	673	24,935
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	571	10,181
Editas Medicine, Inc.* (Biotechnology)	1,098	7,719
eGain Corp.* (Software)	278	2,085
eHealth, Inc.* (Insurance)	374	2,543
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	371	3,435
elf Beauty, Inc.* (Personal Care Products)	721	115,020
Ellington Financial, Inc. (Mortgage REITs)	1,004	12,259
Elme Communities (Residential REITs)	1,174	16,999
Embecta Corp. (Health Care Equipment & Supplies)	771	13,215
Emerald Holding, Inc.* (Media)	208	1,277
Emergent BioSolutions, Inc.* (Biotechnology)	694	1,159
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	174	1,162
Empire State Realty Trust, Inc. (Diversified REITs)	1,764	16,793
Employers Holdings, Inc. (Insurance)	342	14,268
Enact Holdings, Inc. (Financial Services)	395	11,254
Enanta Pharmaceuticals, Inc.* (Biotechnology)	267	3,244
Encore Capital Group, Inc.* (Consumer Finance)	310	15,525
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	1,959	9,031
Encore Wire Corp. (Electrical Equipment)	201	45,326
Energizer Holdings, Inc. (Household Products)	957	30,260
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,097	15,832
Energy Recovery, Inc.* (Machinery)	744	11,539
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,322	2,009
Enerpac Tool Group Corp. (Machinery)	729	22,767
EnerSys (Electrical Equipment)	551	52,659
Enfusion, Inc.* - Class A (Software)	504	3,982
Enhabit, Inc.* (Health Care Providers & Services)	672	6,780
Enliven Therapeutics, Inc.* (Pharmaceuticals)	311	4,883
Ennis, Inc. (Commercial Services & Supplies)	340	6,926
Enova International, Inc.* (Consumer Finance)	389	21,173
Enovix Corp.* (Electrical Equipment)	1,851	17,233
Enpro, Inc. (Machinery)	280	41,826
Enstar Group, Ltd.* (Insurance)	159	42,435
Enterprise Bancorp, Inc. (Banks)	128	3,638
Enterprise Financial Services Corp. (Banks)	485	20,191
Entrada Therapeutics, Inc.* (Biotechnology)	286	4,167
Entravision Communications Corp. - Class A (Media)	803	3,236
Envela Corp.* (Specialty Retail)	101	439
Envestnet, Inc.* (Software)	669	34,186
Enviri Corp.* (Commercial Services & Supplies)	1,054	9,075
Enviva, Inc. (Oil, Gas & Consumable Fuels)	418	183
Eos Energy Enterprises, Inc.* (Electrical Equipment)	1,436	1,594
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	355	26,817
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,833	59,438
Equity Bancshares, Inc. - Class A (Banks)	195	6,406
Equity Commonwealth (Office REITs)	1,363	26,047
Erasca, Inc.* (Biotechnology)	1,077	1,799
Escalade, Inc. (Leisure Products)	133	2,136
ESCO Technologies, Inc. (Machinery)	342	34,840
Esquire Financial Holdings, Inc. (Banks)	92	4,587
ESS Tech, Inc.* (Electrical Equipment)	1,218	1,255
ESSA Bancorp, Inc. (Banks)	116	2,205
Essent Group, Ltd. (Financial Services)	1,399	77,168
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,083	51,888
Ethan Allen Interiors, Inc. (Household Durables)	305	8,885
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	456	6,767
Evans Bancorp, Inc. (Banks)	70	2,063
Eve Holding, Inc.* (Aerospace & Defense)	242	1,500
Eventbrite, Inc.* - Class A (Interactive Media & Services)	1,032	8,638
Everbridge, Inc.* (Software)	543	12,141
EverCommerce, Inc.* (Software)	312	3,039
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,127	11,732
EverQuote, Inc.* - Class A (Interactive Media & Services)	287	3,625
EVERTEC, Inc. (Financial Services)	873	35,060
EVgo, Inc.* (Specialty Retail)	1,382	3,165
EVI Industries, Inc. (Trading Companies & Distributors)	63	1,455
Evolent Health, Inc.* - Class A (Health Care Technology)	1,470	43,233
Evolus, Inc.* (Pharmaceuticals)	553	7,018
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	414	2,323
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,523	6,656
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	242	3,707
ExlService Holdings, Inc.* (Professional Services)	2,159	67,534
eXp World Holdings, Inc. (Real Estate Management & Development)	952	11,786

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Expensify, Inc.* - Class A (Software)	737	$1,194
Exponent, Inc. (Professional Services)	676	59,616
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,196	21,050
Extreme Networks, Inc.* (Communications Equipment)	1,685	22,764
Eyenovia, Inc.* (Pharmaceuticals)	401	730
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	356	9,587
F&G Annuities & Life, Inc. (Insurance)	250	11,210
Fabrinet* (Electronic Equipment, Instruments & Components)	492	105,048
Farmers & Merchants Bancorp, Inc. (Banks)	170	3,842
Farmers National Banc Corp. (Banks)	486	6,668
Farmland Partners, Inc. (Specialized REITs)	596	6,687
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	253	5,728
Fastly, Inc.* - Class A (IT Services)	1,613	32,455
Fate Therapeutics, Inc.* (Biotechnology)	1,131	6,967
FB Financial Corp. (Banks)	474	17,657
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	122	22,727
Federal Signal Corp. (Machinery)	800	61,584
Fennec Pharmaceuticals, Inc.* (Biotechnology)	242	2,418
FibroGen, Inc.* (Biotechnology)	1,232	2,365
Fidelis Insurance Holdings, Ltd.* (Insurance)	202	2,630
Fidelity D&D Bancorp, Inc. (Banks)	62	3,084
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,706	9,827
Finance Of America Cos., Inc.* - Class A (Financial Services)	713	599
Financial Institutions, Inc. (Banks)	203	4,243
First Advantage Corp. (Professional Services)	722	11,819
First Bancorp (Banks)	531	18,351
First Bancorp (Banks)	2,297	38,314
First Bank (Banks)	272	3,737
First Busey Corp. (Banks)	693	16,313
First Business Financial Services, Inc. (Banks)	105	3,861
First Commonwealth Financial Corp. (Banks)	1,367	19,152
First Community Bankshares, Inc. (Banks)	229	7,850
First Community Corp. (Banks)	98	1,833
First Financial Bancorp (Banks)	1,258	28,204
First Financial Bankshares, Inc. (Banks)	1,741	54,371
First Financial Corp. (Banks)	153	6,031
First Foundation, Inc. (Banks)	684	6,512
First Interstate BancSystem, Inc. - Class A (Banks)	1,103	30,355
First Merchants Corp. (Banks)	790	26,710
First Mid Bancshares, Inc. (Banks)	297	9,347
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	297	6,374
First Western Financial, Inc.* (Banks)	107	1,824
FirstCash Holdings, Inc. (Consumer Finance)	503	57,729
FiscalNote Holdings, Inc.* (Professional Services)	797	988
Fisker, Inc.* (Automobiles)	2,791	2,240
Five Star Bancorp (Banks)	171	4,075
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	398	11,928
Fluence Energy, Inc.* (Electrical Equipment)	783	15,558
Fluor Corp.* (Construction & Engineering)	1,905	71,838
Flushing Financial Corp. (Banks)	370	5,931
Flywire Corp.* (Financial Services)	1,419	30,324
Foghorn Therapeutics, Inc.* (Biotechnology)	271	862
Foot Locker, Inc. (Specialty Retail)	1,097	30,892
Forafric Global PLC* (Food Products)	71	741
Forestar Group, Inc.* (Real Estate Management & Development)	245	7,659
Forge Global Holdings, Inc.* (Capital Markets)	1,466	2,815
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,030	39,933
Forrester Research, Inc.* (Professional Services)	157	4,000
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	129	2,543
Forward Air Corp. (Air Freight & Logistics)	344	15,250
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	642	745
Four Corners Property Trust, Inc. (Specialized REITs)	1,208	28,279
Fox Factory Holding Corp.* (Automobile Components)	570	35,933
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,110	14,230
Franklin Covey Co.* (Professional Services)	155	6,268
Franklin Electric Co., Inc. (Machinery)	617	58,158
Fresh Del Monte Produce, Inc. (Food Products)	455	11,184
Freshworks, Inc.* - Class A (Software)	2,163	48,019
Frontdoor, Inc.* (Diversified Consumer Services)	1,083	35,480
Frontier Group Holdings, Inc.* (Passenger Airlines)	515	2,508
FRP Holdings, Inc.* (Real Estate Management & Development)	88	5,113
FS Bancorp, Inc. (Banks)	88	3,240
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,329	71,700
FTAI Infrastructure, Inc. (Ground Transportation)	1,321	5,627
FTC Solar, Inc.* (Electrical Equipment)	903	453
fuboTV, Inc.* (Interactive Media & Services)	3,781	9,415
FuelCell Energy, Inc.* (Electrical Equipment)	6,072	7,286
Fulgent Genetics, Inc.* (Health Care Providers & Services)	273	6,713
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	438	2,067
Fulton Financial Corp. (Banks)	2,146	33,456
Funko, Inc.* - Class A (Leisure Products)	476	3,365
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	349	1,989
FVCBankcorp, Inc.* (Banks)	214	2,626
Gambling.com Group, Ltd.* (Media)	205	1,876

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Gannett Co., Inc.* (Media)	1,925	$4,755
GATX Corp. (Trading Companies & Distributors)	474	58,136
GCM Grosvenor, Inc. - Class A (Capital Markets)	554	4,814
Genco Shipping & Trading, Ltd. (Marine Transportation)	562	9,857
Gencor Industries, Inc.* (Machinery)	141	2,200
Genelux Corp.* (Biotechnology)	248	2,624
Generation Bio Co.* (Biotechnology)	604	1,136
Genesco, Inc.* (Specialty Retail)	147	4,084
Genie Energy, Ltd. - Class B (Electric Utilities)	264	4,913
Gentherm, Inc.* (Automobile Components)	438	21,090
Genworth Financial, Inc.* (Insurance)	6,172	38,081
German American Bancorp, Inc. (Banks)	375	12,424
Geron Corp.* (Biotechnology)	6,837	12,580
Getty Realty Corp. (Retail REITs)	637	17,619
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	3,121	2,914
Gibraltar Industries, Inc.* (Building Products)	408	33,015
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	552	16,610
Glacier Bancorp, Inc. (Banks)	1,490	57,603
Gladstone Commercial Corp. (Diversified REITs)	531	6,807
Gladstone Land Corp. (Specialized REITs)	447	6,330
Glatfelter Corp.* (Paper & Forest Products)	591	857
Glaukos Corp.* (Health Care Equipment & Supplies)	633	56,355
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	431	2,495
Global Industrial Co. (Trading Companies & Distributors)	175	7,443
Global Medical REIT, Inc. (Health Care REITs)	814	8,230
Global Net Lease, Inc. (Diversified REITs)	2,599	21,962
Global Water Resources, Inc. (Water Utilities)	153	1,834
Globalstar, Inc.* (Diversified Telecommunication Services)	9,352	14,870
GMS, Inc.* (Trading Companies & Distributors)	548	46,120
Gogo, Inc.* (Wireless Telecommunication Services)	885	7,832
GoHealth, Inc.* - Class A (Insurance)	55	650
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,338	29,182
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	270	10,363
Golden Ocean Group, Ltd. (Marine Transportation)	1,643	17,367
Goosehead Insurance, Inc.* - Class A (Insurance)	288	22,234
GoPro, Inc.* - Class A (Household Durables)	1,684	5,018
GrafTech International, Ltd. (Electrical Equipment)	2,588	3,442
Graham Holdings Co. - Class B (Diversified Consumer Services)	48	34,579
Granite Construction, Inc. (Construction & Engineering)	589	26,570
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	682	3,826
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	455	2,493
Graphite Bio, Inc.* (Biotechnology)	374	1,017
Gray Television, Inc. (Media)	1,128	10,772
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	875	6,685
Great Southern Bancorp, Inc. (Banks)	118	6,147
Green Brick Partners, Inc.* (Household Durables)	348	18,155
Green Dot Corp.* - Class A (Consumer Finance)	620	5,586
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	777	16,107
Greene County Bancorp, Inc. (Banks)	93	2,325
Greenlight Capital Re, Ltd.* - Class A (Insurance)	345	3,936
Greif, Inc. - Class A (Containers & Packaging)	325	20,348
Greif, Inc. - Class B (Containers & Packaging)	69	4,326
Grid Dynamics Holdings, Inc.* (IT Services)	752	9,814
Griffon Corp. (Building Products)	559	32,567
Grindr, Inc.* (Interactive Media & Services)	547	4,748
Gritstone bio, Inc.* (Biotechnology)	1,171	2,799
Group 1 Automotive, Inc. (Specialty Retail)	182	47,331
GrowGeneration Corp.* (Specialty Retail)	785	1,813
Guaranty Bancshares, Inc. (Banks)	109	3,323
Guardant Health, Inc.* (Health Care Providers & Services)	1,507	33,049
Guess?, Inc. (Specialty Retail)	376	8,400
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	150	19,035
H&E Equipment Services, Inc. (Trading Companies & Distributors)	429	23,076
H.B. Fuller Co. (Chemicals)	723	54,782
Haemonetics Corp.* (Health Care Equipment & Supplies)	669	51,152
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	305	2,602
Halozyme Therapeutics, Inc.* (Biotechnology)	1,733	58,662
Hamilton Lane, Inc. - Class A (Capital Markets)	488	56,578
Hancock Whitney Corp. (Banks)	1,159	52,282
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,700	21,150
Hanmi Financial Corp. (Banks)	406	6,801
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,413	33,614
HarborOne Bancorp, Inc. (Banks)	548	5,984
Harmonic, Inc.* (Communications Equipment)	1,470	17,199
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	430	13,562
Harrow, Inc.* (Pharmaceuticals)	405	3,860
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	541	2,380
Haverty Furniture Cos., Inc. (Specialty Retail)	195	6,611
Hawaiian Holdings, Inc.* (Passenger Airlines)	680	9,690

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hawkins, Inc. (Chemicals)	258	$17,175
Haynes International, Inc. (Metals & Mining)	167	9,297
HBT Financial, Inc. (Banks)	177	3,446
HCI Group, Inc. (Insurance)	86	7,712
Health Catalyst, Inc.* (Health Care Technology)	754	7,367
Healthcare Services Group, Inc. (Commercial Services & Supplies)	994	9,383
HealthEquity, Inc.* (Health Care Providers & Services)	1,122	84,800
HealthStream, Inc. (Health Care Technology)	322	8,572
Heartland Express, Inc. (Ground Transportation)	626	8,107
Heartland Financial USA, Inc. (Banks)	565	20,041
Hecla Mining Co. (Metals & Mining)	8,160	31,090
Heidrick & Struggles International, Inc. (Professional Services)	265	7,942
Helen of Troy, Ltd.* (Household Durables)	318	36,411
Helios Technologies, Inc. (Machinery)	443	18,278
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,921	18,057
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,300	52,338
Herbalife, Ltd.* (Personal Care Products)	1,320	15,906
Herc Holdings, Inc. (Trading Companies & Distributors)	378	55,751
Heritage Commerce Corp. (Banks)	791	7,032
Heritage Financial Corp. (Banks)	463	9,329
Heron Therapeutics, Inc.* (Biotechnology)	1,382	3,331
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	537	2,685
Hibbett, Inc. (Specialty Retail)	163	10,864
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	161	2,198
Hillenbrand, Inc. (Machinery)	936	43,590
HilleVax, Inc.* (Biotechnology)	350	4,960
Hillman Solutions Corp.* (Machinery)	2,607	22,916
Hilltop Holdings, Inc. (Banks)	624	19,650
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,073	44,745
Himalaya Shipping, Ltd.* (Marine Transportation)	376	2,448
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,631	13,994
Hingham Institution For Savings The (Banks)	20	3,697
Hippo Holdings, Inc.* (Insurance)	142	1,314
HireQuest, Inc. (Professional Services)	72	958
HireRight Holdings Corp.* (Professional Services)	184	2,282
HNI Corp. (Commercial Services & Supplies)	617	25,124
Holley, Inc.* (Automobile Components)	705	3,363
Home Bancorp, Inc. (Banks)	96	3,823
Home BancShares, Inc. (Banks)	2,548	59,725
HomeStreet, Inc. (Banks)	242	3,330
HomeTrust Bancshares, Inc. (Banks)	196	5,321
Hooker Furnishings Corp. (Household Durables)	143	3,300
Hope Bancorp, Inc. (Banks)	1,541	17,074
Horace Mann Educators Corp. (Insurance)	549	20,220
Horizon Bancorp, Inc. (Banks)	576	7,551
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	65	10,983
Hub Group, Inc.* - Class A (Air Freight & Logistics)	840	38,035
Hudson Pacific Properties, Inc. (Office REITs)	1,844	15,102
Hudson Technologies, Inc.* (Trading Companies & Distributors)	585	7,418
Humacyte, Inc.* (Biotechnology)	817	2,712
Huron Consulting Group, Inc.* (Professional Services)	254	26,297
Hyliion Holdings Corp.* (Machinery)	1,970	2,069
Hyster-Yale Materials Handling, Inc. (Machinery)	149	9,792
I3 Verticals, Inc.* - Class A (Financial Services)	301	5,641
i-80 Gold Corp.* (Metals & Mining)	2,578	4,125
IBEX Holdings, Ltd.* (Professional Services)	124	2,234
ICF International, Inc. (Professional Services)	250	34,760
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	381	13,792
Ideaya Biosciences, Inc.* (Biotechnology)	803	34,955
IDT Corp.* - Class B (Diversified Telecommunication Services)	205	7,089
IES Holdings, Inc.* (Construction & Engineering)	109	8,934
IGM Biosciences, Inc.* (Biotechnology)	177	1,862
iHeartMedia, Inc.* - Class A (Media)	1,386	3,756
Ikena Oncology, Inc.* (Pharmaceuticals)	413	553
IMAX Corp.* (Entertainment)	600	8,382
Immersion Corp. (Technology Hardware, Storage & Peripherals)	418	2,855
Immuneering Corp.* - Class A (Biotechnology)	299	1,755
ImmunityBio, Inc.* (Biotechnology)	1,769	5,944
ImmunoGen, Inc.* (Biotechnology)	3,199	93,794
Immunovant, Inc.* (Biotechnology)	720	26,215
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	311	30,161
Inari Medical, Inc.* (Health Care Equipment & Supplies)	714	40,662
Independence Realty Trust, Inc. (Residential REITs)	3,013	44,260
Independent Bank Corp. (Banks)	590	33,093
Independent Bank Corp. (Banks)	266	6,767
Independent Bank Group, Inc. (Banks)	483	23,353
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	2,011	12,207
Infinera Corp.* (Communications Equipment)	2,663	13,155
Information Services Group, Inc. (IT Services)	468	2,069
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	242	2,234
Ingevity Corp.* (Chemicals)	488	21,257
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	188	15,839
Inhibrx, Inc.* (Biotechnology)	458	17,647
Inmode, Ltd.* (Health Care Equipment & Supplies)	1,034	24,495
Innodata, Inc.* (Professional Services)	346	3,588

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Innospec, Inc. (Chemicals)	333	$38,665
Innovage Holding Corp.* (Health Care Providers & Services)	252	1,333
INNOVATE Corp.* (Construction & Engineering)	724	655
Innovative Industrial Properties, Inc. (Industrial REITs)	373	34,775
Innoviva, Inc.* (Pharmaceuticals)	796	12,895
Inogen, Inc.* (Health Care Equipment & Supplies)	311	2,213
Inozyme Pharma, Inc.* (Biotechnology)	637	3,504
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	383	70,755
Insmed, Inc.* (Biotechnology)	1,845	51,291
Insperity, Inc. (Professional Services)	475	54,478
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	290	2,662
Installed Building Products, Inc. (Household Durables)	317	61,767
Insteel Industries, Inc. (Building Products)	250	8,658
Instructure Holdings, Inc.* (Software)	260	6,404
Intapp, Inc.* (Software)	370	15,940
Integer Holdings Corp.* (Health Care Equipment & Supplies)	443	44,885
Integral Ad Science Holding Corp.* (Media)	648	9,428
Intellia Therapeutics, Inc.* (Biotechnology)	1,177	28,036
Inter Parfums, Inc. (Personal Care Products)	245	34,092
InterDigital, Inc. (Software)	353	37,083
Interface, Inc. (Commercial Services & Supplies)	765	9,494
International Bancshares Corp. (Banks)	717	37,901
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,450	37,643
International Money Express, Inc.* (Financial Services)	427	8,796
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	542	29,073
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	156	1,861
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	346	1,429
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,250	84,176
Intrepid Potash, Inc.* (Chemicals)	142	2,613
InvenTrust Properties Corp. (Retail REITs)	908	22,546
Invesco Mortgage Capital, Inc. (Mortgage REITs)	600	5,286
Investors Title Co. (Insurance)	16	2,676
Invitae Corp.* (Health Care Providers & Services)	3,507	1,368
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,146	22,039
Iovance Biotherapeutics, Inc.* (Biotechnology)	3,061	23,662
iRadimed Corp. (Health Care Equipment & Supplies)	98	4,058
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	410	49,110
iRobot Corp.* (Household Durables)	366	4,978
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,850	26,252
Ispire Technology, Inc.* (Tobacco)	237	2,607
iTeos Therapeutics, Inc.* (Biotechnology)	331	3,293
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	570	2,747
Itron, Inc.* (Electronic Equipment, Instruments & Components)	608	43,861
Ivanhoe Electric, Inc.* (Metals & Mining)	843	7,047
J & J Snack Foods Corp. (Food Products)	201	32,005
J Jill, Inc.* (Specialty Retail)	61	1,422
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	271	21,130
Jackson Financial, Inc. - Class A (Financial Services)	1,106	55,377
JAKKS Pacific, Inc.* (Leisure Products)	98	3,073
James River Group Holdings, Ltd. (Insurance)	494	4,728
Jamf Holding Corp.* (Software)	944	17,502
Janus International Group, Inc.* (Building Products)	1,134	16,046
Janux Therapeutics, Inc.* (Biotechnology)	231	1,977
JBG SMITH Properties (Office REITs)	1,355	21,680
JELD-WEN Holding, Inc.* (Building Products)	1,137	21,148
JetBlue Airways Corp.* (Passenger Airlines)	4,488	23,831
Joby Aviation, Inc.* (Passenger Airlines)	3,721	20,317
John B Sanfilippo & Son, Inc. (Food Products)	120	12,856
John Bean Technologies Corp. (Machinery)	425	41,973
John Marshall Bancorp, Inc. (Banks)	166	3,154
John Wiley & Sons, Inc. - Class A (Media)	487	16,480
Johnson Outdoors, Inc. - Class A (Leisure Products)	72	3,223
Kadant, Inc. (Machinery)	156	44,616
Kaiser Aluminum Corp. (Metals & Mining)	213	13,824
Kaltura, Inc.* (Software)	1,125	1,890
KalVista Pharmaceuticals, Inc.* (Biotechnology)	413	6,513
Kaman Corp. (Aerospace & Defense)	376	16,939
Karat Packaging, Inc. (Trading Companies & Distributors)	91	2,195
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,511	1,134
KB Home (Household Durables)	952	56,730
Kearny Financial Corp. (Banks)	748	5,408
Kelly Services, Inc. - Class A (Professional Services)	417	8,569
Kennametal, Inc. (Machinery)	1,077	26,408
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,598	16,699
Keros Therapeutics, Inc.* (Biotechnology)	300	16,608
Kezar Life Sciences, Inc.* (Biotechnology)	952	942
Kforce, Inc. (Professional Services)	256	17,498
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	320	7,610
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	243	7,902
Kingsway Financial Services, Inc.* (Insurance)	146	1,280
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	419	7,387
Kite Realty Group Trust (Retail REITs)	2,908	62,230
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	786	9,621

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	169	$1,643
Knife River Corp.* (Construction Materials)	756	49,510
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,200	19,572
Kodiak Gas Services, Inc. (Energy Equipment & Services)	212	4,965
Kodiak Sciences, Inc.* (Biotechnology)	433	1,736
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	750	43,964
Koppers Holdings, Inc. (Chemicals)	269	13,757
Korn Ferry (Professional Services)	697	40,893
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	458	953
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	6,096	36,942
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,702	28,815
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,169	15,536
Kronos Worldwide, Inc. (Chemicals)	295	2,746
Krystal Biotech, Inc.* (Biotechnology)	288	32,040
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	741	37,287
Kura Oncology, Inc.* (Biotechnology)	942	18,972
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	78	7,654
KVH Industries, Inc.* (Communications Equipment)	250	1,218
Kymera Therapeutics, Inc.* (Biotechnology)	507	16,619
Ladder Capital Corp. (Mortgage REITs)	1,512	16,526
Lakeland Bancorp, Inc. (Banks)	833	11,071
Lakeland Financial Corp. (Banks)	332	22,231
Lancaster Colony Corp. (Food Products)	261	47,966
Lands' End, Inc.* (Specialty Retail)	198	1,875
Landsea Homes Corp.* (Household Durables)	270	3,399
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	908	47,152
LanzaTech Global, Inc.* (Commercial Services & Supplies)	275	1,198
Larimar Therapeutics, Inc.* (Biotechnology)	342	1,980
Latham Group, Inc.* (Leisure Products)	518	1,311
Laureate Education, Inc. (Diversified Consumer Services)	1,749	22,072
La-Z-Boy, Inc. (Household Durables)	580	20,190
Lazydays Holdings, Inc.* (Specialty Retail)	102	501
LCI Industries (Automobile Components)	330	36,722
LCNB Corp. (Banks)	141	2,083
Legacy Housing Corp.* (Household Durables)	132	3,119
Legalzoom.com, Inc.* (Professional Services)	1,582	16,310
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	264	15,323
Lemonade, Inc.* (Insurance)	677	10,710
LendingClub Corp.* (Consumer Finance)	1,450	13,079
LendingTree, Inc.* (Consumer Finance)	142	4,592
Leonardo DRS, Inc.* (Aerospace & Defense)	917	17,799
Leslie's, Inc.* (Specialty Retail)	2,372	15,916
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,236	2,311
LGI Homes, Inc.* (Household Durables)	278	32,807
Liberty Energy, Inc. (Energy Equipment & Services)	2,194	45,613
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	470	3,309
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,836	13,072
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,861	800
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	596	7,927
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,416	8,468
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	225	16,448
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,220	98,065
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,564	6,741
Limbach Holdings, Inc.* (Construction & Engineering)	123	5,289
Limoneira Co. (Food Products)	234	4,245
Lincoln Educational Services Corp.* (Diversified Consumer Services)	316	2,831
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	467	4,315
Lindsay Corp. (Machinery)	148	19,256
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,771	1,647
Lions Gate Entertainment Corp.* - Class A (Entertainment)	778	8,115
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,609	15,607
Liquidia Corp.* (Pharmaceuticals)	633	8,090
Liquidity Services, Inc.* (Commercial Services & Supplies)	308	5,375
LivaNova PLC* (Health Care Equipment & Supplies)	724	35,244
Live Oak Bancshares, Inc. (Banks)	449	16,330
LivePerson, Inc.* (Software)	1,048	2,934
LiveRamp Holdings, Inc.* (Software)	879	34,703
Livewire Group, Inc.* (Automobiles)	257	2,549
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	208	4,418
Loop Media, Inc.* (Entertainment)	512	358
LSB Industries, Inc.* (Chemicals)	717	5,334
LSI Industries, Inc. (Electrical Equipment)	374	5,109
LTC Properties, Inc. (Health Care REITs)	548	17,081
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	13,457	16,418
Luminar Technologies, Inc.* (Automobile Components)	3,636	9,890
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	435	3,119
Luther Burbank Corp.* (Banks)	137	1,315
Luxfer Holdings PLC (Machinery)	357	2,938
LXP Industrial Trust (Industrial REITs)	3,870	35,178
Lyell Immunopharma, Inc.* (Biotechnology)	2,316	4,238
M.D.C Holdings, Inc. (Household Durables)	801	50,127
M/I Homes, Inc.* (Household Durables)	360	45,871
Macatawa Bank Corp. (Banks)	351	3,742

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	726	$62,603
MacroGenics, Inc.* (Biotechnology)	812	11,612
Madison Square Garden Entertainment Corp.* (Entertainment)	531	17,704
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	197	42,692
Magnite, Inc.* (Media)	1,807	15,992
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	2,396	49,406
Maiden Holdings, Ltd.* (Insurance)	1,211	2,131
MainStreet Bancshares, Inc. (Banks)	93	1,722
Malibu Boats, Inc.* - Class A (Leisure Products)	272	11,356
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	311	1,092
MannKind Corp.* (Biotechnology)	3,480	11,623
Marathon Digital Holdings, Inc.* (Software)	2,843	50,406
Marcus & Millichap, Inc. (Real Estate Management & Development)	317	12,075
Marine Products Corp. (Leisure Products)	112	1,144
MarineMax, Inc.* (Specialty Retail)	285	7,980
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	677	6,594
MarketWise, Inc. (Capital Markets)	430	1,002
Marqeta, Inc.* - Class A (Financial Services)	6,411	38,530
Marten Transport, Ltd. (Ground Transportation)	776	14,356
Masonite International Corp.* (Building Products)	297	27,339
Masterbrand, Inc.* (Building Products)	1,732	24,369
MasterCraft Boat Holdings, Inc.* (Leisure Products)	227	4,397
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,513	83,049
Materion Corp. (Metals & Mining)	274	32,050
Mativ Holdings, Inc. (Chemicals)	728	8,758
Matson, Inc. (Marine Transportation)	461	51,646
Matterport, Inc.* (Software)	3,410	7,673
Matthews International Corp. - Class A (Commercial Services & Supplies)	397	13,061
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	101	2,000
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,166	5,935
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	393	1,780
Maximus, Inc. (Professional Services)	812	65,869
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,016	21,153
Mayville Engineering Co., Inc.* (Machinery)	150	1,904
MBIA, Inc. (Insurance)	610	3,709
McGrath RentCorp (Trading Companies & Distributors)	330	41,465
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	302	3,851
Medifast, Inc. (Personal Care Products)	143	7,815
MeiraGTx Holdings PLC* (Biotechnology)	435	2,640
Mercantile Bank Corp. (Banks)	209	8,379
Merchants Bancorp (Financial Services)	212	9,273
Mercury General Corp. (Insurance)	358	14,338
MeridianLink, Inc.* (Software)	351	7,985
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	759	59,429
Meritage Homes Corp. (Household Durables)	486	80,485
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	140	1,876
Mersana Therapeutics, Inc.* (Biotechnology)	1,479	4,674
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	69	6,322
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	455	9,446
Metrocity Bankshares, Inc. (Banks)	244	5,832
Metropolitan Bank Holding Corp.* (Banks)	138	6,692
MFA Financial, Inc. (Mortgage REITs)	1,366	15,122
MGE Energy, Inc. (Electric Utilities)	487	31,407
MGP Ingredients, Inc. (Beverages)	212	18,009
MicroStrategy, Inc.* (Software)	163	81,696
Microvast Holdings, Inc.* (Machinery)	2,869	2,691
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,519	5,995
Mid Penn Bancorp, Inc. (Banks)	190	4,062
Middlefield Banc Corp. (Banks)	105	2,772
Middlesex Water Co. (Water Utilities)	234	13,097
Midland States Bancorp, Inc. (Banks)	278	7,300
MidWestOne Financial Group, Inc. (Banks)	190	4,845
Miller Industries, Inc. (Machinery)	148	5,957
MillerKnoll, Inc. (Commercial Services & Supplies)	985	26,191
MiMedx Group, Inc.* (Biotechnology)	1,540	11,920
Minerals Technologies, Inc. (Chemicals)	435	28,427
Mineralys Therapeutics, Inc.* (Biotechnology)	259	2,826
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,675	25,279
Mirum Pharmaceuticals, Inc.* (Biotechnology)	330	8,732
Mission Produce, Inc.* (Food Products)	647	6,464
Mistras Group, Inc.* (Professional Services)	278	2,160
Mitek Systems, Inc.* (Software)	581	7,321
Model N, Inc.* (Software)	508	13,691
Modine Manufacturing Co.* (Automobile Components)	687	47,465
ModivCare, Inc.* (Health Care Providers & Services)	170	6,761
Moelis & Co. - Class A (Capital Markets)	892	49,032
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	180	12,407
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	606	1,415
Monro, Inc. (Specialty Retail)	416	13,254
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	890	6,150
Monte Rosa Therapeutics, Inc.* (Biotechnology)	407	2,155
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	373	10,895
Moog, Inc. - Class A (Aerospace & Defense)	379	52,983
Morphic Holding, Inc.* (Biotechnology)	490	15,528

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	205	$5,654
Mr. Cooper Group, Inc.* (Financial Services)	861	57,997
MRC Global, Inc.* (Trading Companies & Distributors)	1,120	11,939
Mueller Industries, Inc. (Machinery)	1,497	71,855
Mueller Water Products, Inc. - Class A (Machinery)	2,073	28,421
Multiplan Corp.* (Health Care Technology)	5,136	5,187
Mural Oncology PLC* (Biotechnology)	221	970
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,985	76,820
MVB Financial Corp. (Banks)	151	3,236
Myers Industries, Inc. (Containers & Packaging)	488	9,150
MYR Group, Inc.* (Construction & Engineering)	220	31,647
Myriad Genetics, Inc.* (Biotechnology)	1,078	23,058
N-able, Inc.* (Software)	934	12,123
Nabors Industries, Ltd.* (Energy Equipment & Services)	122	10,319
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	56	2,032
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	631	260
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	637	3,465
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	443	15,394
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	38	2,711
National Bank Holdings Corp. - Class A (Banks)	492	17,220
National Bankshares, Inc. (Banks)	77	2,484
National Beverage Corp.* (Beverages)	317	14,658
National Health Investors, Inc. (Health Care REITs)	558	29,674
National HealthCare Corp. (Health Care Providers & Services)	167	15,538
National Presto Industries, Inc. (Aerospace & Defense)	69	5,463
National Research Corp. (Health Care Providers & Services)	192	7,565
National Vision Holdings, Inc.* (Specialty Retail)	1,037	19,713
National Western Life Group, Inc. - Class A (Insurance)	30	14,520
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	125	1,869
Nature's Sunshine Products, Inc.* (Personal Care Products)	176	3,064
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	674	1,874
Navient Corp. (Consumer Finance)	1,149	19,786
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,460	8,366
NBT Bancorp, Inc. (Banks)	612	21,769
Nelnet, Inc. - Class A (Consumer Finance)	172	14,986
Neogen Corp.* (Health Care Equipment & Supplies)	2,909	45,090
NeoGenomics, Inc.* (Health Care Providers & Services)	1,701	25,260
NerdWallet, Inc.* - Class A (Consumer Finance)	451	6,905
Nerdy, Inc.* (Diversified Consumer Services)	835	2,563
NETGEAR, Inc.* (Communications Equipment)	386	5,481
NetScout Systems, Inc.* (Communications Equipment)	926	19,918
NETSTREIT Corp. (Retail REITs)	924	16,789
Neumora Therapeutics, Inc.* (Pharmaceuticals)	199	2,965
Nevro Corp.* (Health Care Equipment & Supplies)	474	7,849
New Jersey Resources Corp. (Gas Utilities)	1,298	52,997
New York Mortgage Trust, Inc. (Mortgage REITs)	1,215	9,526
Newmark Group, Inc. - Class A (Real Estate Management & Development)	1,833	18,605
Newpark Resources, Inc.* (Energy Equipment & Services)	1,019	6,613
NewtekOne, Inc. (Financial Services)	311	3,735
NexPoint Diversified Real Estate Trust (Diversified REITs)	410	2,829
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	108	1,574
NexPoint Residential Trust, Inc. (Residential REITs)	301	9,196
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,042	5,304
Nextdoor Holdings, Inc.* (Interactive Media & Services)	1,942	2,952
NextNav, Inc.* (Software)	740	3,078
NEXTracker, Inc.* - Class A (Electrical Equipment)	1,680	76,054
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	582	890
NI Holdings, Inc.* (Insurance)	110	1,470
Nicolet Bankshares, Inc. (Banks)	172	13,376
Nikola Corp.* (Machinery)	8,299	6,202
NioCorp Developments, Ltd.* (Metals & Mining)	28	87
Nkarta, Inc.* (Biotechnology)	403	3,643
NL Industries, Inc. (Commercial Services & Supplies)	112	588
nLight, Inc.* (Electronic Equipment, Instruments & Components)	598	7,762
NMI Holdings, Inc.* - Class A (Financial Services)	1,080	34,474
Noble Corp. PLC (Energy Equipment & Services)	1,504	66,372
Noodles & Co.* (Hotels, Restaurants & Leisure)	536	1,361
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,740	12,193
Northeast Bank (Banks)	90	4,935
Northeast Community Bancorp, Inc. (Banks)	169	2,912
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,175	39,363
Northfield Bancorp, Inc. (Banks)	535	6,436
Northrim Bancorp, Inc. (Banks)	72	3,638
Northwest Bancshares, Inc. (Banks)	1,702	21,054

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Northwest Natural Holding Co. (Gas Utilities)	480	$17,693
Northwest Pipe Co.* (Construction & Engineering)	131	3,978
Northwestern Energy Group, Inc. (Multi-Utilities)	823	39,603
Norwood Financial Corp. (Banks)	97	2,657
Novagold Resources, Inc.* (Metals & Mining)	3,228	8,264
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	478	73,875
Novavax, Inc.* (Biotechnology)	1,271	5,084
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	666	12,361
Nurix Therapeutics, Inc.* (Biotechnology)	635	5,017
NuScale Power Corp.* (Electrical Equipment)	725	2,095
Nuvalent, Inc.* - Class A (Biotechnology)	355	26,685
Nuvation Bio, Inc.* (Pharmaceuticals)	1,944	3,149
Nuvectis Pharma, Inc.* (Biotechnology)	99	722
NV5 Global, Inc.* (Professional Services)	186	19,510
NVE Corp. (Semiconductors & Semiconductor Equipment)	64	5,119
Oak Valley Bancorp (Banks)	90	2,345
Ocean Biomedical, Inc.* (Biotechnology)	116	66
Oceaneering International, Inc.* (Energy Equipment & Services)	1,342	27,887
OceanFirst Financial Corp. (Banks)	778	13,405
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,067	5,186
Ocwen Financial Corp.* (Financial Services)	86	2,488
Office Properties Income Trust (Office REITs)	643	2,360
OFG Bancorp (Banks)	616	22,650
O-I Glass, Inc.* (Containers & Packaging)	2,075	30,213
Oil States International, Inc.* (Energy Equipment & Services)	842	5,195
Oil-Dri Corp. of America (Household Products)	66	4,287
Old National Bancorp (Banks)	3,913	64,447
Old Second Bancorp, Inc. (Banks)	579	7,886
Olema Pharmaceuticals, Inc.* (Biotechnology)	358	4,668
Olo, Inc.* - Class A (Software)	1,381	7,140
Olympic Steel, Inc. (Metals & Mining)	132	8,921
Omega Flex, Inc. (Machinery)	44	3,069
Omega Therapeutics, Inc.* (Biotechnology)	325	1,186
Omeros Corp.* (Pharmaceuticals)	812	2,631
OmniAb, Inc.* (Life Sciences Tools & Services)	1,244	7,215
Omnicell, Inc.* (Health Care Equipment & Supplies)	600	19,302
ON24, Inc. (Software)	414	3,167
ONE Gas, Inc. (Gas Utilities)	737	45,230
One Liberty Properties, Inc. (Diversified REITs)	217	4,392
OneSpan, Inc.* (Software)	535	5,489
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,114	15,184
OneWater Marine, Inc.* (Specialty Retail)	154	3,885
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	654	105,620
Ooma, Inc.* (Diversified Telecommunication Services)	322	3,484
Open Lending Corp.* (Capital Markets)	1,329	9,755
Opendoor Technologies, Inc.* (Real Estate Management & Development)	7,419	25,373
OPENLANE, Inc.* (Commercial Services & Supplies)	1,441	20,289
OPKO Health, Inc.* (Health Care Providers & Services)	5,383	5,491
OppFi, Inc.* (Consumer Finance)	144	462
OptimizeRx Corp.* (Health Care Technology)	216	3,050
Optinose, Inc.* (Pharmaceuticals)	973	1,226
Option Care Health, Inc.* (Health Care Providers & Services)	2,238	69,915
Orange County Bancorp, Inc. (Banks)	68	3,301
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	961	7,083
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	194	1,374
Orchid Island Capital, Inc. (Mortgage REITs)	703	5,610
Organogenesis Holdings, Inc.* (Biotechnology)	937	3,092
ORIC Pharmaceuticals, Inc.* (Biotechnology)	521	5,726
Origin Bancorp, Inc. (Banks)	390	11,895
Origin Materials, Inc.* (Chemicals)	1,560	920
Orion Office REIT, Inc. (Office REITs)	763	3,922
Orion SA (Chemicals)	739	16,554
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	714	46,181
Orrstown Financial Services, Inc. (Banks)	137	3,792
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	469	6,514
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	212	5,537
Oscar Health, Inc.* - Class A (Insurance)	2,105	26,355
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	215	27,526
Otter Tail Corp. (Electric Utilities)	551	49,821
Outbrain, Inc.* (Interactive Media & Services)	548	2,154
Outfront Media, Inc. (Specialized REITs)	1,971	25,662
Outlook Therapeutics, Inc.* (Biotechnology)	2,099	810
Outset Medical, Inc.* (Health Care Equipment & Supplies)	667	2,028
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	825	5,033
Ovid Therapeutics, Inc.* (Biotechnology)	796	3,081
Owens & Minor, Inc.* (Health Care Providers & Services)	991	19,533
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	200	18,986
P10, Inc. - Class A (Capital Markets)	583	5,364
P3 Health Partners, Inc.* (Health Care Providers & Services)	544	658
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,364	21,900
Pacific Premier Bancorp, Inc. (Banks)	1,267	32,144
Pacira BioSciences, Inc.* (Pharmaceuticals)	608	19,815
Pactiv Evergreen, Inc. (Containers & Packaging)	534	7,796

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PagerDuty, Inc.* (Software)	1,210	$28,653
Pagseguro Digital, Ltd.* - Class A (Financial Services)	2,651	34,118
Palomar Holdings, Inc.* (Insurance)	326	19,518
PAM Transportation Services, Inc.* (Ground Transportation)	83	1,719
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	486	4,530
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	439	32,258
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	738	27,003
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	356	16,212
Paragon 28, Inc.* (Health Care Equipment & Supplies)	586	7,430
Paramount Group, Inc. (Office REITs)	2,470	11,733
Park Aerospace Corp. (Aerospace & Defense)	248	3,658
Park National Corp. (Banks)	191	24,960
Parke Bancorp, Inc. (Banks)	140	2,591
Park-Ohio Holdings Corp. (Machinery)	114	2,820
Parsons Corp.* (Professional Services)	551	35,898
Pathward Financial, Inc. (Banks)	348	18,019
Patria Investments, Ltd. - Class A (Capital Markets)	726	10,360
Patrick Industries, Inc. (Automobile Components)	285	28,611
Patterson Cos., Inc. (Health Care Providers & Services)	1,147	34,249
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,722	52,367
Payoneer Global, Inc.* (Financial Services)	3,538	16,558
Paysafe, Ltd.* (Financial Services)	433	6,443
Paysign, Inc.* (Financial Services)	436	1,339
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,490	75,260
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	153	9,870
PCB Bancorp (Banks)	146	2,446
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	409	12,761
PDS Biotechnology Corp.* (Biotechnology)	373	1,996
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,527	40,771
Peakstone Realty Trust (Office REITs)	483	6,994
Peapack-Gladstone Financial Corp. (Banks)	225	6,206
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,588	24,169
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,123	10,511
Penns Woods Bancorp, Inc. (Banks)	91	1,962
PennyMac Financial Services, Inc. (Financial Services)	341	29,742
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,161	16,649
Peoples Bancorp, Inc. (Banks)	466	13,654
Peoples Financial Services Corp. (Banks)	92	4,021
PepGen, Inc.* (Biotechnology)	134	1,344
Perdoceo Education Corp. (Diversified Consumer Services)	872	15,783
Perella Weinberg Partners (Capital Markets)	561	6,592
Perficient, Inc.* (IT Services)	458	31,204
Performant Financial Corp.* (Commercial Services & Supplies)	898	2,532
Perimeter Solutions SA* (Chemicals)	2,038	9,660
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,214	70,285
Perpetua Resources Corp.* (Metals & Mining)	504	1,441
PetIQ, Inc.* (Health Care Providers & Services)	365	6,559
PetMed Express, Inc. (Specialty Retail)	274	1,702
PGT Innovations, Inc.* (Building Products)	757	31,204
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	428	2,868
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	273	2,951
Phillips Edison & Co., Inc. (Retail REITs)	1,576	54,703
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	815	23,814
Phreesia, Inc.* (Health Care Technology)	707	18,014
Physicians Realty Trust (Health Care REITs)	3,179	38,911
Piedmont Lithium, Inc.* (Metals & Mining)	239	3,652
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,649	11,213
Pioneer Bancorp, Inc.* (Banks)	156	1,521
Piper Sandler Cos. (Capital Markets)	232	40,249
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,343	9,630
PJT Partners, Inc. - Class A (Capital Markets)	317	30,486
Planet Labs PBC* (Professional Services)	2,339	5,286
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	493	4,294
Playstudios, Inc.* (Entertainment)	1,142	2,512
Plexus Corp.* (Electronic Equipment, Instruments & Components)	367	34,762
Pliant Therapeutics, Inc.* (Pharmaceuticals)	763	13,673
Plumas Bancorp (Banks)	73	2,575
Plymouth Industrial REIT, Inc. (Industrial REITs)	590	13,063
PMV Pharmaceuticals, Inc.* (Biotechnology)	515	906
PNM Resources, Inc. (Electric Utilities)	1,145	41,483
Ponce Financial Group, Inc.* (Banks)	260	2,356
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	605	8,313
Portland General Electric Co. (Electric Utilities)	1,358	55,583
Poseida Therapeutics, Inc.* (Biotechnology)	907	3,120
Postal Realty Trust, Inc. - Class A (Office REITs)	272	3,835
Potbelly Corp.* (Hotels, Restaurants & Leisure)	348	4,378
PotlatchDeltic Corp. (Specialized REITs)	1,057	47,280
Powell Industries, Inc. (Electrical Equipment)	122	14,461
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	759	56,895
PowerSchool Holdings, Inc.* (Software)	748	17,608
PRA Group, Inc.* (Consumer Finance)	516	11,749
Precigen, Inc.* (Biotechnology)	1,803	2,488

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	173	$12,428
Preformed Line Products Co. (Electrical Equipment)	33	4,034
Prelude Therapeutics, Inc.* (Biotechnology)	199	653
Premier Financial Corp. (Banks)	472	9,860
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	665	40,924
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	49	11
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	336	25,543
Prime Medicine, Inc.* (Biotechnology)	528	3,353
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	10	962
Primis Financial Corp. (Banks)	270	3,564
Primo Water Corp. (Beverages)	2,090	30,472
Primoris Services Corp. (Construction & Engineering)	709	23,255
Princeton Bancorp, Inc. (Banks)	68	2,221
Priority Technology Holdings, Inc.* (Financial Services)	236	838
Privia Health Group, Inc.* (Health Care Providers & Services)	1,503	30,300
ProAssurance Corp. (Insurance)	696	9,368
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	539	24,956
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	347	2,745
PROG Holdings, Inc.* (Consumer Finance)	592	18,139
Progress Software Corp. (Software)	581	33,007
Progyny, Inc.* (Health Care Providers & Services)	1,061	40,413
ProKidney Corp.* (Biotechnology)	600	786
ProPetro Holding Corp.* (Energy Equipment & Services)	1,289	10,905
PROS Holdings, Inc.* (Software)	597	20,549
Protagonist Therapeutics, Inc.* (Biotechnology)	762	19,058
Protalix BioTherapeutics, Inc.* (Biotechnology)	885	1,283
Prothena Corp. PLC* (Biotechnology)	563	15,984
Proto Labs, Inc.* (Machinery)	352	12,704
Provident Financial Services, Inc. (Banks)	980	16,219
PTC Therapeutics, Inc.* (Biotechnology)	962	25,099
PubMatic, Inc.* - Class A (Media)	571	8,668
Pulmonx Corp.* (Health Care Equipment & Supplies)	489	6,494
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	216	1,918
Pure Cycle Corp.* (Water Utilities)	261	2,555
PureCycle Technologies, Inc.* (Chemicals)	1,551	6,080
Purple Innovation, Inc. (Household Durables)	732	747
Q2 Holdings, Inc.* (Software)	760	32,338
QCR Holdings, Inc. (Banks)	220	12,850
Quad/Graphics, Inc.* (Commercial Services & Supplies)	409	2,233
Quaker Chemical Corp. (Chemicals)	185	35,139
Qualys, Inc.* (Software)	497	94,016
Quanex Building Products Corp. (Building Products)	441	13,768
Quanterix Corp.* (Life Sciences Tools & Services)	470	10,382
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,358	2,118
QuinStreet, Inc.* (Interactive Media & Services)	705	8,932
Quipt Home Medical Corp.* (Health Care Providers & Services)	547	2,571
Qurate Retail, Inc.* - Class B (Broadline Retail)	18	96
Rackspace Technology, Inc.* (IT Services)	844	1,418
Radian Group, Inc. (Financial Services)	2,102	60,916
Radiant Logistics, Inc.* (Air Freight & Logistics)	487	2,990
RadNet, Inc.* (Health Care Providers & Services)	804	29,724
Rallybio Corp.* (Biotechnology)	408	551
Ramaco Resources, Inc. - Class A (Metals & Mining)	298	5,626
Ramaco Resources, Inc. - Class B (Metals & Mining)	60	757
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,456	99,780
Ranger Energy Services, Inc. (Energy Equipment & Services)	196	1,991
Ranpak Holdings Corp.* (Containers & Packaging)	579	2,385
Rapid7, Inc.* (Software)	810	44,574
RAPT Therapeutics, Inc.* (Biotechnology)	394	9,752
Rayonier Advanced Materials, Inc.* (Chemicals)	851	3,693
RayzeBio, Inc.* (Biotechnology)	268	16,643
RBB Bancorp (Banks)	224	3,963
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	117	7,226
RE/MAX Holdings, Inc. (Real Estate Management & Development)	233	2,500
Ready Capital Corp. (Mortgage REITs)	2,139	20,042
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,821	17,136
Red River Bancshares, Inc. (Banks)	64	3,277
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	212	2,158
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	636	34,776
Red Violet, Inc.* (Software)	149	2,783
Redfin Corp.* (Real Estate Management & Development)	1,460	11,914
Redwire Corp.* (Aerospace & Defense)	105	305
Redwood Trust, Inc. (Mortgage REITs)	1,521	10,206
REGENXBIO, Inc.* (Biotechnology)	548	6,751
Regional Management Corp. (Consumer Finance)	107	2,609
Relay Therapeutics, Inc.* (Biotechnology)	1,205	11,146
Remitly Global, Inc.* (Financial Services)	1,777	30,458
Renasant Corp. (Banks)	737	23,311
Reneo Pharmaceuticals, Inc.* (Biotechnology)	173	284
Rent the Runway, Inc.* - Class A (Specialty Retail)	667	410
Repay Holdings Corp.* (Financial Services)	1,107	8,679
Replimune Group, Inc.* (Biotechnology)	660	5,122
Republic Bancorp, Inc. - Class A (Banks)	114	5,836
Reservoir Media, Inc.* (Entertainment)	265	1,855
Resideo Technologies, Inc.* (Building Products)	1,956	32,802

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	433	$5,828
Retail Opportunity Investments Corp. (Retail REITs)	1,644	22,342
REV Group, Inc. (Machinery)	423	8,257
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,168	5,875
REVOLUTION Medicines, Inc.* (Biotechnology)	1,919	53,252
Revolve Group, Inc.* (Specialty Retail)	548	7,897
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	207	8,568
RGC Resources, Inc. (Gas Utilities)	107	2,045
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	686	30,259
Ribbon Communications, Inc.* (Communications Equipment)	1,185	3,602
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	162	1,594
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,284	2,672
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	118	2,622
Rimini Street, Inc.* (Software)	698	2,289
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,601	2,225
Riot Platforms, Inc.* (Software)	2,540	27,686
RLJ Lodging Trust (Hotel & Resort REITs)	2,069	23,959
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,722	18,052
Rocket Pharmaceuticals, Inc.* (Biotechnology)	837	24,047
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	93	2,602
Rogers Corp.* (Electronic Equipment, Instruments & Components)	231	26,627
Rover Group, Inc.* (Diversified Consumer Services)	1,220	13,347
RPC, Inc. (Energy Equipment & Services)	1,135	8,297
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	823	36,961
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	122	5,767
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	863	4,496
RXO, Inc.* (Ground Transportation)	1,552	32,282
RxSight, Inc.* (Health Care Equipment & Supplies)	379	17,248
Ryerson Holding Corp. (Metals & Mining)	376	12,904
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	779	85,613
S&T Bancorp, Inc. (Banks)	509	16,970
Sabra Health Care REIT, Inc. (Health Care REITs)	3,091	41,235
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,422	18,130
Safe Bulkers, Inc. (Marine Transportation)	885	3,575
Safehold, Inc. (Specialized REITs)	650	12,909
Safety Insurance Group, Inc. (Insurance)	192	15,996
Sage Therapeutics, Inc.* (Biotechnology)	706	18,102
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	74	702
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,433	17,655
Sana Biotechnology, Inc.* (Biotechnology)	1,280	7,027
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	51	1,724
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	426	6,220
Sandy Spring Bancorp, Inc. (Banks)	586	14,287
Sangamo Therapeutics, Inc.* (Biotechnology)	1,988	909
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	755	45,164
Sapiens International Corp. N.V. (Software)	410	11,193
Saul Centers, Inc. (Retail REITs)	156	5,969
Savara, Inc.* (Biotechnology)	1,205	5,953
Savers Value Village, Inc.* (Broadline Retail)	346	6,467
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	330	12,956
Schnitzer Steel Industries, Inc. (Metals & Mining)	345	9,084
Scholar Rock Holding Corp.* (Biotechnology)	740	10,323
Scholastic Corp. (Media)	357	13,723
Schrodinger, Inc.* (Health Care Technology)	727	19,229
Scilex Holding Co.* (Pharmaceuticals)	1,025	1,681
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	638	45,107
scPharmaceuticals, Inc.* (Pharmaceuticals)	385	1,887
Seacoast Banking Corp. of Florida (Banks)	1,125	27,630
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	321	3,390
Seadrill, Ltd.* (Energy Equipment & Services)	675	29,174
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	486	24,008
Security National Financial Corp.* - Class A (Financial Services)	168	1,315
Seer, Inc.* (Life Sciences Tools & Services)	782	1,345
Select Medical Holdings Corp. (Health Care Providers & Services)	1,388	36,074
Select Water Solutions, Inc. (Energy Equipment & Services)	1,066	8,283
Selective Insurance Group, Inc. (Insurance)	804	84,306
Selectquote, Inc.* (Insurance)	1,821	2,021
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	61	2,702
SEMrush Holdings, Inc.* - Class A (Software)	418	4,824
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	854	16,943
Seneca Foods Corp.* - Class A (Food Products)	70	3,737
Sensient Technologies Corp. (Chemicals)	562	34,861
Seres Therapeutics, Inc.* (Biotechnology)	1,298	1,467
Service Properties Trust (Hotel & Resort REITs)	2,202	17,021
ServisFirst Bancshares, Inc. (Banks)	680	45,655
SES AI Corp.* (Electrical Equipment)	1,666	2,182
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,537	18,705
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	504	38,083

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sharecare, Inc.* (Health Care Technology)	4,115	$4,650
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	649	13,298
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	2,290	30,159
Shoe Carnival, Inc. (Specialty Retail)	243	6,197
Shore Bancshares, Inc. (Banks)	398	5,150
Shutterstock, Inc. (Interactive Media & Services)	329	15,453
SI-BONE, Inc.* (Health Care Equipment & Supplies)	531	10,732
Sierra Bancorp (Banks)	180	3,735
SIGA Technologies, Inc. (Pharmaceuticals)	615	3,001
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	288	1,221
Signet Jewelers, Ltd. (Specialty Retail)	595	59,190
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	424	52,305
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	513	7,762
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	282	7,490
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	126	2,102
Simmons First National Corp. - Class A (Banks)	1,658	31,519
Simpson Manufacturing Co., Inc. (Building Products)	573	103,708
Simulations Plus, Inc. (Health Care Technology)	212	8,035
Sinclair, Inc. (Media)	438	6,877
SiriusPoint, Ltd.* (Insurance)	933	11,009
SITE Centers Corp. (Retail REITs)	2,546	33,913
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	232	24,724
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	1,098	23,420
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	965	24,328
SJW Group (Water Utilities)	426	25,364
Skillsoft Corp.* (Professional Services)	58	813
Skyline Champion Corp.* (Household Durables)	716	49,032
Skyward Specialty Insurance Group, Inc.* (Insurance)	319	9,921
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	245	2,117
SkyWest, Inc.* (Passenger Airlines)	541	28,814
SKYX Platforms Corp.* (Electrical Equipment)	836	1,254
SL Green Realty Corp. (Office REITs)	865	38,882
Sleep Number Corp.* (Specialty Retail)	285	2,936
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,579	58,549
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	645	12,674
SmartFinancial, Inc. (Banks)	212	4,931
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,460	7,257
Smith & Wesson Brands, Inc. (Leisure Products)	611	7,980
Snap One Holdings Corp.* (Household Durables)	244	1,928
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	390	2,925
SolarWinds Corp.* (Software)	680	8,038
Solid Power, Inc.* (Automobile Components)	2,068	3,350
Solo Brands, Inc.* - Class A (Leisure Products)	265	739
Sonic Automotive, Inc. - Class A (Specialty Retail)	196	9,910
Sonos, Inc.* (Household Durables)	1,696	26,424
SoundHound AI, Inc.* - Class A (Software)	1,842	3,058
SoundThinking, Inc.* (Software)	127	2,621
South Plains Financial, Inc. (Banks)	156	4,224
Southern First Bancshares, Inc.* (Banks)	102	3,824
Southern Missouri Bancorp, Inc. (Banks)	127	5,538
Southern States Bancshares, Inc. (Banks)	101	2,582
Southland Holdings, Inc.* (Construction & Engineering)	54	265
Southside Bancshares, Inc. (Banks)	384	12,019
SouthState Corp. (Banks)	1,017	84,513
Southwest Gas Holdings, Inc. (Gas Utilities)	825	48,411
Sovos Brands, Inc.* (Food Products)	738	16,273
SP Plus Corp.* (Commercial Services & Supplies)	261	13,502
SpartanNash Co. (Consumer Staples Distribution & Retail)	461	10,340
Sphere Entertainment Co.* (Entertainment)	355	12,560
Spire, Inc. (Gas Utilities)	688	39,058
Spirit Airlines, Inc. (Passenger Airlines)	1,465	9,215
Spok Holdings, Inc. (Wireless Telecommunication Services)	237	3,925
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	500	1,925
SpringWorks Therapeutics, Inc.* (Biotechnology)	896	39,540
Sprinklr, Inc.* - Class A (Software)	1,410	17,597
Sprout Social, Inc.* - Class A (Software)	638	39,129
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,361	68,554
SPS Commerce, Inc.* (Software)	490	90,061
SPX Technologies, Inc.* (Machinery)	590	59,378
Squarespace, Inc.* - Class A (IT Services)	674	20,894
STAAR Surgical Co.* (Health Care Equipment & Supplies)	649	18,178
Stagwell, Inc.* (Media)	1,071	6,983
Standard Motor Products, Inc. (Automobile Components)	274	11,056
Standex International Corp. (Machinery)	158	23,330
Star Holdings* (Diversified REITs)	173	2,005
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,237	15,685
Stellar Bancorp, Inc. (Banks)	650	16,270
Stem, Inc.* (Electrical Equipment)	1,901	5,627
Stepan Co. (Chemicals)	284	25,353
StepStone Group, Inc. - Class A (Capital Markets)	720	24,084
Sterling Bancorp, Inc.* (Banks)	290	1,569
Sterling Check Corp.* (Professional Services)	419	5,715
Sterling Infrastructure, Inc.* (Construction & Engineering)	400	30,040

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,005	$42,089
Stewart Information Services Corp. (Insurance)	357	22,013
Stitch Fix, Inc.* - Class A (Specialty Retail)	1,142	3,654
Stock Yards Bancorp, Inc. (Banks)	362	17,999
Stoke Therapeutics, Inc.* (Biotechnology)	368	1,781
StoneCo, Ltd.* - Class A (Financial Services)	3,887	66,817
Stoneridge, Inc.* (Automobile Components)	353	6,280
StoneX Group, Inc.* (Capital Markets)	358	23,539
Strategic Education, Inc. (Diversified Consumer Services)	302	28,406
Stratus Properties, Inc.* (Real Estate Management & Development)	75	1,725
Stride, Inc.* (Diversified Consumer Services)	566	33,932
Sturm Ruger & Co., Inc. (Leisure Products)	233	10,173
Summit Financial Group, Inc. (Banks)	149	4,215
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,399	9,066
Summit Materials, Inc.* - Class A (Construction Materials)	1,595	57,708
Summit Therapeutics, Inc.* (Biotechnology)	1,546	6,060
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	503	6,846
SunCoke Energy, Inc. (Metals & Mining)	1,116	11,439
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,419	14,928
SunOpta, Inc.* (Food Products)	1,251	7,443
SunPower Corp.* (Electrical Equipment)	1,166	3,533
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,782	29,684
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	1,821	5,700
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	619	327,828
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	656	18,158
Surgery Partners, Inc.* (Health Care Providers & Services)	1,009	30,966
Surmodics, Inc.* (Health Care Equipment & Supplies)	184	6,479
Sutro Biopharma, Inc.* (Biotechnology)	803	3,485
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,290	13,777
SWK Holdings Corp.* (Financial Services)	49	848
Sylvamo Corp. (Paper & Forest Products)	478	22,194
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	527	56,289
Syndax Pharmaceuticals, Inc.* (Biotechnology)	892	18,277
System1, Inc.* (Interactive Media & Services)	437	787
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	311	4,718
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,811	23,489
Tanger, Inc. (Retail REITs)	1,365	36,719
Tango Therapeutics, Inc.* (Biotechnology)	596	7,003
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	417	4,032
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	109	4,692
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	383	10,433
Taylor Morrison Home Corp.* (Household Durables)	1,384	72,162
TechTarget, Inc.* (Media)	339	11,584
Teekay Corp.* (Oil, Gas & Consumable Fuels)	827	7,435
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	319	19,953
TEGNA, Inc. (Media)	2,696	42,032
Tejon Ranch Co.* (Real Estate Management & Development)	280	4,418
Tela Bio, Inc.* (Health Care Equipment & Supplies)	216	1,493
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,321	25,376
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,380	3,697
Tenable Holdings, Inc.* (Software)	1,525	71,828
Tenaya Therapeutics, Inc.* (Biotechnology)	620	2,607
Tennant Co. (Machinery)	247	23,346
Terawulf, Inc.* (Software)	1,976	3,300
Terex Corp. (Machinery)	888	54,550
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	572	2,963
Terran Orbital Corp.* (Aerospace & Defense)	1,320	1,093
Terreno Realty Corp. (Industrial REITs)	1,107	66,121
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,673	7,010
Texas Capital Bancshares, Inc.* (Banks)	640	39,040
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	540	26,811
TG Therapeutics, Inc.* (Biotechnology)	1,850	30,044
The Andersons, Inc. (Consumer Staples Distribution & Retail)	430	22,665
The Bancorp, Inc.* (Banks)	695	30,330
The Bank of NT Butterfield & Son, Ltd. (Banks)	648	19,654
The Beauty Health Co.* (Personal Care Products)	1,092	3,200
The Brink's Co. (Commercial Services & Supplies)	616	49,798
The Buckle, Inc. (Specialty Retail)	408	15,174
The Cato Corp. - Class A (Specialty Retail)	232	1,568
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	648	22,272
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	470	14,955
The Children's Place, Inc.* (Specialty Retail)	159	3,543
The Duckhorn Portfolio, Inc.* (Beverages)	586	5,057
The E.W. Scripps Co.* - Class A (Media)	794	6,328
The Ensign Group, Inc. (Health Care Providers & Services)	728	82,424
The First Bancorp, Inc. (Banks)	131	3,275
The First Bancshares, Inc. (Banks)	410	10,426
The First of Long Island Corp. (Banks)	285	3,426
The GEO Group, Inc.* (Commercial Services & Supplies)	1,608	17,881
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,760	52,414

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Gorman-Rupp Co. (Machinery)	306	$10,217
The Greenbrier Cos., Inc. (Machinery)	408	18,548
The Hackett Group, Inc. (IT Services)	334	7,722
The Hain Celestial Group, Inc.* (Food Products)	1,194	12,788
The Joint Corp.* (Health Care Providers & Services)	190	1,854
The Lovesac Co.* (Household Durables)	187	4,331
The Macerich Co. (Retail REITs)	2,886	45,570
The Manitowoc Co., Inc.* (Machinery)	465	7,487
The Marcus Corp. (Entertainment)	324	4,400
The ODP Corp.* (Specialty Retail)	434	22,195
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	293	1,289
The Pennant Group, Inc.* (Health Care Providers & Services)	381	5,719
The RMR Group, Inc. - Class A (Real Estate Management & Development)	206	5,375
The Shyft Group, Inc. (Machinery)	451	4,884
The Simply Good Foods Co.* (Food Products)	1,212	45,813
The St Joe Co. (Real Estate Management & Development)	460	25,392
The Vita Coco Co., Inc.* (Beverages)	382	7,522
The York Water Co. (Water Utilities)	190	6,817
Theravance Biopharma, Inc.* (Pharmaceuticals)	688	6,522
Thermon Group Holdings, Inc.* (Electrical Equipment)	446	14,620
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	270	1,096
Third Coast Bancshares, Inc.* (Banks)	172	3,268
Third Harmonic Bio, Inc.* (Pharmaceuticals)	260	2,254
Thoughtworks Holding, Inc.* (IT Services)	1,236	5,784
ThredUp, Inc.* - Class A (Specialty Retail)	958	1,950
Thryv Holdings, Inc.* (Media)	414	8,462
Tidewater, Inc.* (Energy Equipment & Services)	620	41,658
Tile Shop Holdings, Inc.* (Specialty Retail)	385	2,499
Tilly's, Inc.* - Class A (Specialty Retail)	299	2,195
Timberland Bancorp, Inc. (Banks)	99	2,769
TimkenSteel Corp.* (Metals & Mining)	581	11,940
Tingo Group, Inc.*+ (Wireless Telecommunication Services)	1,741	–
Tiptree, Inc. (Insurance)	320	6,058
Titan International, Inc.* (Machinery)	700	10,332
Titan Machinery, Inc.* (Trading Companies & Distributors)	275	7,351
Tompkins Financial Corp. (Banks)	185	9,137
Topgolf Callaway Brands Corp.* (Leisure Products)	1,922	25,312
Torrid Holdings, Inc.* (Specialty Retail)	161	831
Towne Bank (Banks)	937	26,339
Townsquare Media, Inc. - Class A (Media)	156	1,675
TPG RE Finance Trust, Inc. (Mortgage REITs)	922	5,615
TPI Composites, Inc.* (Electrical Equipment)	552	1,490
Traeger, Inc.* (Household Durables)	474	1,038
Transcat, Inc.* (Trading Companies & Distributors)	109	11,994
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	17	675
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	423	36,281
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	392	1,897
Travere Therapeutics, Inc.* (Biotechnology)	972	8,680
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	603	8,128
Tredegar Corp. (Metals & Mining)	356	1,684
TreeHouse Foods, Inc.* (Food Products)	688	28,965
Trevi Therapeutics, Inc.* (Pharmaceuticals)	562	798
Tri Pointe Homes, Inc.* (Household Durables)	1,284	44,337
TriCo Bancshares (Banks)	415	15,085
TriMas Corp. (Containers & Packaging)	554	13,673
TriNet Group, Inc.* (Professional Services)	428	48,664
Trinity Industries, Inc. (Machinery)	1,084	27,252
Trinseo PLC (Chemicals)	467	2,816
Triumph Financial, Inc.* (Banks)	297	20,983
Triumph Group, Inc.* (Aerospace & Defense)	860	13,932
Tronox Holdings PLC (Chemicals)	1,563	21,554
TrueBlue, Inc.* (Professional Services)	406	5,595
TrueCar, Inc.* (Interactive Media & Services)	1,195	4,230
Trupanion, Inc.* (Insurance)	528	14,362
TrustCo Bank Corp. (Banks)	248	7,167
Trustmark Corp. (Banks)	813	21,943
TTEC Holdings, Inc. (Professional Services)	260	5,299
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,383	19,238
Tucows, Inc.* - Class A (IT Services)	133	3,075
Turning Point Brands, Inc. (Tobacco)	229	5,562
Turnstone Biologics Corp.* (Biotechnology)	88	231
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	218	2,479
Tutor Perini Corp.* (Construction & Engineering)	567	5,080
Twist Bioscience Corp.* (Biotechnology)	760	24,624
Two Harbors Investment Corp. (Mortgage REITs)	1,299	16,186
Tyra Biosciences, Inc.* (Biotechnology)	187	2,506
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	199	18,360
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,006	10,784
Udemy, Inc.* (Diversified Consumer Services)	1,173	15,941
UFP Industries, Inc. (Building Products)	802	90,988
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	95	16,008
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	594	22,691
UMB Financial Corp. (Banks)	591	48,758
UMH Properties, Inc. (Residential REITs)	799	12,073
UniFirst Corp. (Commercial Services & Supplies)	200	33,884
Unisys Corp.* (IT Services)	887	5,978
United Bankshares, Inc. (Banks)	1,748	62,666
United Community Banks, Inc. (Banks)	1,544	42,213

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
United Fire Group, Inc. (Insurance)	281	$6,297
United Homes Group, Inc.* (Household Durables)	72	541
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	780	11,630
United States Lime & Minerals, Inc. (Construction Materials)	27	6,984
Uniti Group, Inc. (Specialized REITs)	3,181	16,732
Unitil Corp. (Multi-Utilities)	213	10,122
Unity Bancorp, Inc. (Banks)	96	2,629
Universal Corp. (Tobacco)	322	18,660
Universal Health Realty Income Trust (Health Care REITs)	172	6,847
Universal Insurance Holdings, Inc. (Insurance)	324	5,385
Universal Logistics Holdings, Inc. (Ground Transportation)	91	2,777
Universal Technical Institute, Inc.* (Diversified Consumer Services)	438	6,185
Univest Financial Corp. (Banks)	387	8,220
Upbound Group, Inc. (Specialty Retail)	736	24,435
Upstart Holdings, Inc.* (Consumer Finance)	977	31,030
Upwork, Inc.* (Professional Services)	1,670	22,896
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,049	38,574
Urban Edge Properties (Retail REITs)	1,534	26,492
Urban One, Inc.* (Media)	121	443
Urban One, Inc.* (Media)	152	547
Urban Outfitters, Inc.* (Specialty Retail)	852	32,376
UroGen Pharma, Ltd.* (Biotechnology)	363	5,699
USANA Health Sciences, Inc.* (Personal Care Products)	152	7,117
USCB Financial Holdings, Inc.* (Banks)	140	1,698
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	46	3,644
Utz Brands, Inc. (Food Products)	961	17,010
V2X, Inc.* (Aerospace & Defense)	154	5,989
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,438	6,126
Valaris, Ltd.* (Energy Equipment & Services)	807	49,929
Valhi, Inc. (Chemicals)	32	444
Valley National Bancorp (Banks)	5,766	55,469
Value Line, Inc. (Capital Markets)	11	491
Vanda Pharmaceuticals, Inc.* (Biotechnology)	754	2,714
Varex Imaging Corp.* (Health Care Equipment & Supplies)	518	9,982
Varonis Systems, Inc.* (Software)	1,452	65,166
Vaxcyte, Inc.* (Biotechnology)	1,252	89,417
Vaxxinity, Inc.* - Class A (Biotechnology)	569	404
Vector Group, Ltd. (Tobacco)	1,941	20,323
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	679	21,647
Velo3D, Inc.* (Machinery)	1,214	381
Velocity Financial, Inc.* (Financial Services)	117	1,843
Ventyx Biosciences, Inc.* (Pharmaceuticals)	625	1,319
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	350	2,688
Vera Therapeutics, Inc.* (Biotechnology)	451	16,425
Veracyte, Inc.* (Biotechnology)	971	24,294
Veradigm, Inc.* (Health Care Technology)	1,440	13,147
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	8	21
Vericel Corp.* (Biotechnology)	636	27,335
Verint Systems, Inc.* (Software)	834	24,761
Veris Residential, Inc. (Residential REITs)	1,056	16,104
Veritex Holdings, Inc. (Banks)	701	14,728
Veritone, Inc.* (Software)	353	582
Verra Mobility Corp.* (Professional Services)	1,864	44,568
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	279	1,576
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	872	1,273
Verve Therapeutics, Inc.* (Biotechnology)	697	7,542
Viad Corp.* (Commercial Services & Supplies)	272	8,992
Viant Technology, Inc.* - Class A (Software)	196	1,680
Viavi Solutions, Inc.* (Communications Equipment)	2,954	29,039
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	1,336	538
Vicor Corp.* (Electrical Equipment)	296	11,150
Victory Capital Holdings, Inc. - Class A (Capital Markets)	358	12,075
Viemed Healthcare, Inc.* (Health Care Providers & Services)	456	3,703
Vigil Neuroscience, Inc.* (Biotechnology)	214	582
Viking Therapeutics, Inc.* (Biotechnology)	1,283	30,972
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	118	3,001
Vimeo, Inc.* (Interactive Media & Services)	2,032	8,067
Vir Biotechnology, Inc.* (Biotechnology)	1,118	10,509
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	4,382	7,800
Virginia National Bankshares Corp. (Banks)	63	2,080
Viridian Therapeutics, Inc.* (Biotechnology)	570	10,973
Virtus Investment Partners, Inc. (Capital Markets)	93	21,958
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,722	37,419
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	165	5,260
Vista Outdoor, Inc.* (Leisure Products)	771	21,642
Visteon Corp.* (Automobile Components)	368	42,427
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	312	13,675
Vital Farms, Inc.* (Food Products)	408	5,867
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	335	7,038
Vivid Seats, Inc.* - Class A (Entertainment)	326	1,871
Vizio Holding Corp.* - Class A (Household Durables)	1,025	7,175
Vor BioPharma, Inc.* (Biotechnology)	503	1,157
VOXX International Corp.* (Household Durables)	158	1,319
Voyager Therapeutics, Inc.* (Biotechnology)	424	3,082
VSE Corp. (Commercial Services & Supplies)	175	10,869
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	788	1,316

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,312	$3,988
Wabash National Corp. (Machinery)	615	15,560
WaFd, Inc. (Banks)	861	25,003
Waldencast PLC* - Class A (Personal Care Products)	481	3,391
Walker & Dunlop, Inc. (Financial Services)	425	41,051
Warby Parker, Inc.* - Class A (Specialty Retail)	1,132	14,433
Warrior Met Coal, Inc. (Metals & Mining)	691	44,341
Washington Trust Bancorp, Inc. (Banks)	226	6,285
Waterstone Financial, Inc. (Financial Services)	235	3,126
Watts Water Technologies, Inc. - Class A (Machinery)	365	72,273
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	789	3,408
WD-40 Co. (Household Products)	181	46,876
Weatherford International PLC* (Energy Equipment & Services)	951	85,161
Weave Communications, Inc.* (Software)	446	5,593
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	220	13,365
Werner Enterprises, Inc. (Ground Transportation)	846	33,459
WesBanco, Inc. (Banks)	770	22,592
West Bancorp, Inc. (Banks)	216	4,063
Westamerica Bancorp (Banks)	346	16,511
Westrock Coffee Co.* (Food Products)	379	3,926
Weyco Group, Inc. (Distributors)	79	2,537
Whitestone REIT (Retail REITs)	649	8,385
WideOpenWest, Inc.* (Media)	668	2,478
Willdan Group, Inc.* (Professional Services)	163	3,120
Willis Lease Finance Corp.* (Trading Companies & Distributors)	39	1,911
Winmark Corp. (Specialty Retail)	38	13,705
Winnebago Industries, Inc. (Automobiles)	388	25,499
WisdomTree, Inc. (Capital Markets)	1,843	12,477
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,037	8,669
Workhorse Group, Inc.* (Automobiles)	2,755	730
Workiva, Inc.* (Software)	664	61,712
World Acceptance Corp.* (Consumer Finance)	54	7,091
World Kinect Corp. (Oil, Gas & Consumable Fuels)	798	18,011
Worthington Enterprises, Inc. (Household Durables)	411	23,443
Worthington Steel, Inc.* (Metals & Mining)	411	12,309
WSFS Financial Corp. (Banks)	818	36,409
WW International, Inc.* (Diversified Consumer Services)	728	2,737
X4 Pharmaceuticals, Inc.* (Biotechnology)	1,643	1,284
Xencor, Inc.* (Biotechnology)	774	14,474
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,434	19,115
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,776	4,369
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,562	28,835
XOMA Corp.* (Biotechnology)	98	1,957
Xometry, Inc.* - Class A (Trading Companies & Distributors)	453	14,578
XPEL, Inc.* (Automobile Components)	302	16,142
Xperi, Inc.* (Software)	580	6,194
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	336	3,716
Yelp, Inc.* (Interactive Media & Services)	889	38,875
Yext, Inc.* (Software)	1,429	8,474
Y-mAbs Therapeutics, Inc.* (Biotechnology)	491	6,280
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	777	9,207
Zeta Global Holdings Corp.* - Class A (Software)	1,855	17,956
Zevia PBC* - Class A (Beverages)	338	575
Zevra Therapeutics, Inc.* (Pharmaceuticals)	485	2,808
Ziff Davis, Inc.* (Interactive Media & Services)	618	41,652
Zimvie, Inc.* (Health Care Equipment & Supplies)	345	6,031
ZipRecruiter, Inc.* (Interactive Media & Services)	903	12,570
Zumiez, Inc.* (Specialty Retail)	213	3,657
Zuora, Inc.* - Class A (Software)	1,776	16,233
Zura Bio, Ltd.* (Biotechnology)	227	647
Zurn Elkay Water Solutions Corp. (Building Products)	1,976	58,588
Zymeworks, Inc.* (Biotechnology)	724	7,848
Zynex, Inc.* (Health Care Equipment & Supplies)	243	2,877
TOTAL COMMON STOCKS (Cost $21,072,925)		32,580,832

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	1,656	298
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	750	–
TOTAL RIGHTS (Cost $–)		298

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $–)		—

Repurchase Agreements(a)(b)  (28.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.19%, dated 1/31/24, due 2/1/24, total to be received $12,312,767	$12,311,000	$12,311,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,311,000)		12,311,000
TOTAL INVESTMENT SECURITIES (Cost $33,383,925) - 105.4%		44,892,130
Net other assets (liabilities) - (5.4)%		(2,279,702)
NET ASSETS - 100.0%		$42,612,428

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31,2024, the aggregate amount held in a segregated account was $7,125,000.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	28	3/18/24	$2,738,260	$(60,997)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/24	5.38%	$5,822,027	$(194,141)
Russell 2000 Index	Goldman Sachs International	2/27/24	5.73%	28,020,276	(1,049,124)
				$33,842,303	$(1,243,265)

iShares Russell 2000 ETF	UBS AG	2/27/24	5.13%	$6,891,705	$(235,364)
Russell 2000 Index	UBS AG	2/27/24	5.33%	9,158,340	(303,549)
				$16,050,045	$(538,913)
				$49,892,348	$(1,782,178)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2024 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$280,267	0.7%
Air Freight & Logistics	67,923	0.2%
Automobile Components	431,693	1.0%
Automobiles	31,018	0.1%
Banks	3,008,245	7.1%
Beverages	131,422	0.3%
Biotechnology	2,500,611	5.9%
Broadline Retail	27,869	0.1%
Building Products	661,795	1.6%
Capital Markets	460,922	1.1%
Chemicals	608,670	1.4%
Commercial Services & Supplies	500,521	1.2%
Communications Equipment	175,294	0.4%
Construction & Engineering	546,525	1.3%
Construction Materials	114,202	0.3%
Consumer Finance	257,646	0.6%
Consumer Staples Distribution & Retail	190,446	0.4%
Containers & Packaging	87,891	0.2%
Distributors	2,537	NM
Diversified Consumer Services	385,950	0.9%
Diversified REITs	196,651	0.5%
Diversified Telecommunication Services	161,045	0.4%
Electric Utilities	228,840	0.5%
Electrical Equipment	459,741	1.1%
Electronic Equipment, Instruments & Components	892,784	2.1%
Energy Equipment & Services	787,439	1.8%
Entertainment	123,947	0.3%
Financial Services	792,773	1.9%
Food Products	324,413	0.8%
Gas Utilities	290,248	0.7%
Ground Transportation	146,037	0.3%
Health Care Equipment & Supplies	915,585	2.1%
Health Care Providers & Services	822,892	1.9%
Health Care REITs	188,234	0.4%
Health Care Technology	141,178	0.3%
Hotel & Resort REITs	289,304	0.7%
Hotels, Restaurants & Leisure	709,364	1.7%
Household Durables	772,921	1.8%
Household Products	109,186	0.3%
Independent Power and Renewable Electricity Producers	71,857	0.2%
Industrial Conglomerates	7,971	NM
Industrial REITs	149,137	0.3%
Insurance	602,886	1.4%
Interactive Media & Services	231,622	0.5%
IT Services	175,533	0.4%
Leisure Products	126,874	0.3%
Life Sciences Tools & Services	97,794	0.2%
Machinery	1,148,196	2.7%
Marine Transportation	102,899	0.2%
Media	212,466	0.5%
Metals & Mining	594,785	1.4%
Mortgage REITs	372,293	0.9%
Multi-Utilities	131,187	0.3%
Office REITs	235,658	0.5%
Oil, Gas & Consumable Fuels	1,494,096	3.5%
Paper & Forest Products	30,238	0.1%
Passenger Airlines	120,156	0.3%
Personal Care Products	324,287	0.8%
Pharmaceuticals	577,139	1.4%
Professional Services	839,781	2.0%
Real Estate Management & Development	243,189	0.6%
Residential REITs	127,619	0.3%
Retail REITs	389,335	0.9%
Semiconductors & Semiconductor Equipment	999,807	2.3%
Software	1,885,669	4.4%
Specialized REITs	143,879	0.3%
Specialty Retail	825,658	1.9%
Technology Hardware, Storage & Peripherals	396,510	0.9%
Textiles, Apparel & Luxury Goods	174,224	0.4%
Tobacco	47,152	0.1%
Trading Companies & Distributors	706,191	1.7%
Water Utilities	133,880	0.3%
Wireless Telecommunication Services	37,133	0.1%
Other **	10,031,298	23.5%
Total	$42,612,428	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds' semiannual report and should be read in conjunction with this report.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 2, 2024

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	March 28, 2024

* Print the name and title of each signing officer under his or her signature.